UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Period Ended March 31, 2019
	Six Months†	1 Year	Since Inception**
Institutional Class*	-7.45%	6.87%	10.79%
MSCI USA Index (Net Returns)	-1.96%	8.84%	11.08%**

†	Not annualized.

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 1.73% and 0.95%, respectively, of the Fund’s average daily net assets for Institutional Class shares. These ratios are stated in the current prospectus dated February 1, 2019, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees of the Trust, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

Mutual fund investing involves risk, including possible loss of principal.

1

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from October 1, 2018 through March 31, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$925.50	$4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.19	4.78

*

Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2019 of 0.95% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (7.45)% for Institutional Class shares.

3

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

March 31, 2019

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Technology	30.7%	$12,891,442
Utilities	19.8	8,336,998
Consumer, Non-cyclical	17.4	7,331,270
Consumer, Cyclical	10.6	4,470,584
Industrial	8.4	3,531,575
Financial	5.8	2,439,702
Communications	3.3	1,376,186
Other Assets In Excess of Liabilities	4.0	1,696,018

NET ASSETS	100.0%	$42,073,775

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.0%
Communications — 3.3%
Arista Networks, Inc.*	2,600	$817,596
Palo Alto Networks, Inc.*	600	145,728
Proofpoint, Inc.*	3,400	412,862

		1,376,186

Consumer, Cyclical — 10.6%
Callaway Golf Co.	48,100	766,233
Darden Restaurants, Inc.	8,000	971,760
Deckers Outdoor Corp.*	5,500	808,445
O’Reilly Automotive, Inc.*	2,380	924,154
TJX Cos, Inc. (The)	15,400	819,434
WW Grainger, Inc.	600	180,558

		4,470,584

Consumer, Non-cyclical — 17.4%
Automatic Data Processing, Inc.	5,700	910,518
Baxter International, Inc.	11,400	926,934
Eli Lilly & Co.	7,100	921,296
Estee Lauder Cos, Inc. (The), Class A	5,100	844,305
Euronet Worldwide, Inc.*	6,600	941,094
Genomic Health, Inc.*	5,100	357,255
Merck & Co., Inc.	10,400	864,968
Tandem Diabetes Care, Inc.*	11,900	755,650
WellCare Health Plans, Inc.*	3,000	809,250

		7,331,270

Financial — 5.8%
Comerica, Inc.	9,000	659,880
Mastercard, Inc., Class A	2,900	682,805
McGrath RentCorp.	4,100	231,937
Progressive Corp. (The)	12,000	865,080

		2,439,702

	Number of Shares	Value

COMMON STOCKS — (Continued)

Industrial — 8.4%
Exponent, Inc.	6,000	$346,320
Keysight Technologies, Inc.*	10,500	915,600
Lennox International, Inc.	3,500	925,400
Norfolk Southern Corp.	2,300	429,847
Waste Management, Inc.	8,800	914,408

		3,531,575

Technology — 30.7%
Analog Devices, Inc.	7,600	800,052
Broadcom, Inc.	2,800	841,988
Cadence Design Systems, Inc.*	15,200	965,352
HubSpot, Inc.*	5,000	831,050
Integrated Device Technology, Inc.*	16,600	813,234
New Relic, Inc.*	8,400	829,080
Paycom Software, Inc.*	4,650	879,454
salesforce.com, Inc.*	5,100	807,687
ServiceNow, Inc.*	3,500	862,715
Silicon Laboratories, Inc.*	4,000	323,440
Splunk, Inc.*	5,900	735,140
SPS Commerce, Inc.*	6,000	636,360
Veeva Systems, Inc., Class A*	7,600	964,136
VMware, Inc., Class A	4,900	884,499
Workday, Inc., Class A*	4,450	858,182
Zebra Technologies Corp., Class A*	4,100	859,073

		12,891,442

Utilities — 19.8%
American States Water Co.	12,300	876,990
Atmos Energy Corp.	8,500	874,905

The accompanying notes are an integral part of the financial statements.

5

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
California Water Service Group	7,500	$407,100
IDACORP, Inc.	8,400	836,136
MGE Energy, Inc.	2,150	146,136
New Jersey Resources Corp.	17,400	866,346
NextEra Energy, Inc.	4,700	908,605
OGE Energy Corp.	21,500	927,080
Southwest Gas Holdings, Inc.	9,000	740,340
UGI Corp.	14,800	820,216
WEC Energy Group, Inc.	11,800	933,144

		8,336,998

TOTAL COMMON STOCKS (Cost $36,312,896)		40,377,757

TOTAL INVESTMENTS - 96.0% (Cost $36,312,896)		40,377,757
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		1,696,018

NET ASSETS - 100.0%		$42,073,775

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

6

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets
Investments, at value (Cost $36,312,896)	$40,377,757
Cash	2,563,695
Receivable for capital shares sold	57,133
Dividends receivable	30,136
Prepaid expenses and other assets	16,448

Total assets	43,045,169

Liabilities
Payable for investments purchased	841,675
Payable for capital shares redeemed	45,881
Payable for audit fees	30,424
Payable for administration and accounting fees	19,913
Payable to Investment Adviser	15,478
Payable for printing fees	7,024
Payable for transfer agent fees	3,931
Payable for legal fees	3,337
Payable for custodian fees	3,226
Payable for Trustees and Officers	454
Accrued expenses	51

Total liabilities	971,394

Net Assets	$42,073,775

Net Assets Consisted of:
Capital stock, $0.01 par value	$35,422
Paid-in capital	39,890,907
Total distributable earnings.	2,147,446

Net Assets	$42,073,775

Institutional Class:
Shares outstanding	3,542,249

Net asset value, offering and redemption price per share ($42,073,775 / 3,542,249 shares)	$11.88

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

Investment Income
Dividends	$392,550

Total investment income.	392,550

Expenses
Advisory fees (Note 2)	153,066
Administration and accounting fees (Note 2)	32,365
Registration and filing fees	22,111
Trustees’ and officers’ fees (Note 2)	19,101
Legal fees	16,330
Audit fees	13,283
Transfer agent fees (Note 2)	11,990
Custodian fees (Note 2)	7,081
Printing and shareholder reporting fees	6,494
Other expenses	4,662

Total expenses before waivers and reimbursements	286,483

Less: waivers and reimbursements (Note 2)	(92,599)

Net expenses after waivers and reimbursements	193,884

Net investment income	198,666

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(2,097,705)
Net change in unrealized appreciation/(depreciation) on investments	(1,655,898)

Net realized and unrealized loss on investments	(3,753,603)

Net decrease in net assets resulting from operations	$(3,554,937)

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Increase/(Decrease) in Net Assets from Operations:
Net investment gain/(loss)	$198,666	$(55,234)
Net realized gain/(loss) from investments	(2,097,705)	1,305,701
Net change in unrealized appreciation/(depreciation) on investments.	(1,655,898)	4,819,859

Net increase/(decrease) in net assets resulting from operations	(3,554,937)	6,070,326

Less Dividends and Distributions to Shareholders From:
Total distributable earnings*	(985,769)	(3,400)

Net decrease in net assets from dividends and distributions to shareholders	(985,769)	(3,400)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	3,961,138	21,472,882

Total increase/(decrease) in net assets	(579,568)	27,539,808

Net assets
Beginning of period	42,653,343	15,113,535

End of period**	$42,073,775	$42,653,343

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $3,400 and $0, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of year net assets included accumulated net investment income of $0.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Period May 3, 2017*to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$13.14		$10.54	$10.00

Net investment income/(loss)(1)	0.06		(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.06)		2.62	0.55

Net increase/(decrease) in net assets resulting from operations	(1.00)		2.60	0.54

Dividends and distributions to shareholders from:
Net investment income	—	(2)	— (2)	—
Net realized capital gains	(0.26)		—	—

Total dividends and distributions to shareholders	(0.26)		—	—

Net asset value, end of period	$11.88		$13.14	$10.54

Total investment return(3)	(7.45)%		24.69%	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,074		$42,653	$15,114
Ratio of expenses to average net assets	0.95	%(4)	0.95%	0.95	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.40	%(4)	1.73%	3.25	%(4)
Ratio of net investment income/(loss) to average net assets	0.97	%(4)	(0.20)%	(0.16	)%(4)
Portfolio turnover rate	174.11	%(6)	190.23%	82.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of March 31, 2019, Investor Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market

11

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	03/31/19	Price	Inputs	Inputs
Common Stocks*	$40,377,757	$40,377,757	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

12

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

13

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. Management has evaluated the implications of adopting these amendments and there is no significant impact on the financial statements and accompanying notes.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. As of March 31, 2019, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	March 31, 2022	Total
$70,327	$146,253	$71,739	$288,319

As of March 31, 2019, the Adviser earned advisory fees of $153,066 and waived fees and reimbursed expenses of $71,739.

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six months ended March 31, 2019, BNY Mellon accrued administration and accounting fees totaling $32,365 and waived fees totaling $13,396. For the six months ended March 31, 2019, BNY Mellon accrued custodian fees totaling $7,081 and waived fees totaling $2,871.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the six months ended March 31, 2019, BNY Mellon accrued transfer agent fees totaling $11,990 and waived fees totaling $4,593.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2019, the amount of potential recovery was $122,590. The ability to recover such amounts previously waived expires on May 3, 2020.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the six months ended March 31, 2019 was $3,316. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$64,587,859	$61,382,809

4. Capital Share Transactions

For the six months ended March 31, 2019 and for the year ended September 30, 2018, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2019		September 30, 2018

	Shares	Amount	Shares	Amount
Institutional Class
Sales	820,713	$9,745,273	2,175,693	$25,830,085
Reinvestments	75,042	839,629	261	2,891
Redemption Fees*	—	858	—	642
Redemptions	(598,744)	(6,624,622)	(365,221)	(4,360,736)

Net increase	297,011	$3,961,138	1,810,733	$21,472,882

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

16

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $3,400 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Late-Year Losses
$ —	$748,562	$218,831	$5,720,759	$—

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$36,312,896

Gross unrealized appreciation	$4,397,539
Gross unrealized depreciation	(332,678)

Net unrealized appreciation	$4,064,861

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. As of September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARA-0319

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL

REPORT

March 31, 2019

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Arabesque Systematic Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Arabesque Systematic Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Arabesque Systematic Funds’ website (https://arabesque.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Arabesque Systematic Funds, call Shareholder Services toll-free at (844) 567-2134 or write to the Arabesque Systematic Funds at:

Arabesque Systematic Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Arabesque Systematic Funds that you hold through the financial intermediary, or directly with Arabesque Systematic Funds.

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque Systematic USA Fund.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Large Value Fund

Gotham Total Return Fund

SEMI-ANNUAL REPORT

March 31, 2019

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Large Value will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Total Return Fund will primarily engage in short sales and leverage through its investments in underlying funds. A Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. A Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-1.08%	0.41%	5.33%	2.72%	7.33%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.87%	0.66%	2.65%**	*

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.63% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.56% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

2

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-1.65%	3.55%	10.17%	6.77%	10.22%**
S&P 500® Total Return Index	-1.72%	9.50%	13.51%	10.91%	12.23%**	*

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.67% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.63% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-0.39%	-3.95%	0.26%	-0.74%	0.95%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.17%	2.12%	1.19%	0.74%	0.67%**	*

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.73% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.61% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

4

GOTHAM FUNDS

Gotham Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-1.47%	8.53%	12.99%	13.16%**
S&P 500® Total Return Index	-1.72%	9.50%	13.51%	12.87%**	*

*	Not Annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.19% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 years	Since Inception
Institutional Class Shares	-2.74%	4.27%	9.21%	7.46%**
Investor Class Shares	-2.87%	3.99%	N/A	2.32%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.87%	0.24%**	*

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.63% and 3.12%, 3.88% and 3.37%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% with respect to Institutional Class shares, (on an annual basis) and 0.25% with respect to Investor Class shares, (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

6

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018, and held for the entire period through March 31, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$989.20	2.20%	$10.93
Hypothetical (5% return before expenses)	1,000.00	1,013.94	2.20%	11.07

Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$983.50	3.68%	$18.20
Hypothetical (5% return before expenses)	1,000.00	1,006.58	3.68%	18.41

Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$996.10	1.89%	$9.41
Hypothetical (5% return before expenses)	1,000.00	1,015.51	1.89%	9.50

7

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$985.30	0.75%	$3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78

Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$972.60	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—
Investor Class
Actual	$1,000.00	$971.30	0.25%	$1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25%	1.26

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

8

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.8%	$180,303,704
Software & Services	12.7	121,518,967
Retailing	10.9	104,850,273
Technology Hardware & Equipment	10.3	98,835,646
Semiconductors & Semiconductor Equipment	8.2	79,181,987
Pharmaceuticals, Biotechnology & Life Sciences	7.3	69,920,079
Health Care Equipment & Services	7.1	68,332,043
Food, Beverage & Tobacco	6.8	65,163,248
Media & Entertainment	6.6	63,567,346
Consumer Durables & Apparel	4.1	39,485,358
Consumer Services	4.1	39,128,332
Energy	3.9	37,907,136
Transportation	3.6	34,946,493
Materials	3.5	33,712,409
Commercial & Professional Services	3.2	30,611,951
Household & Personal Products	2.5	23,781,672
Food & Staples Retailing	2.4	22,629,827
Automobiles & Components	2.2	20,938,379
Telecommunication Services	2.1	20,367,497
Corporate Bonds and Notes:
Capital Goods	0.0	769

Total Long Positions	120.3	1,155,183,116

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.6)%	$(6,018,358)
Household & Personal Products	(0.8)	(7,360,161)
Food & Staples Retailing	(0.9)	(8,638,602)
Pharmaceuticals, Biotechnology & Life Sciences	(1.5)	(14,150,188)
Automobiles & Components	(1.6)	(15,328,746)
Consumer Durables & Apparel	(1.6)	(15,671,563)
Commercial & Professional Services	(2.5)	(24,393,149)
Semiconductors & Semiconductor Equipment	(2.6)	(25,035,547)
Transportation	(3.0)	(28,844,027)
Media & Entertainment	(3.4)	(32,188,282)
Materials	(3.5)	(34,010,934)
Consumer Services	(3.7)	(35,080,246)
Food, Beverage & Tobacco	(3.7)	(35,393,197)
Energy	(4.0)	(38,251,099)
Technology Hardware & Equipment	(4.1)	(39,526,338)
Retailing	(4.3)	(41,203,422)
Health Care Equipment & Services	(4.3)	(41,499,598)
Software & Services	(5.4)	(51,664,106)
Capital Goods	(8.6)	(82,890,171)

Total Short Positions	(60.1)	(577,147,734)

Other Assets in Excess of Liabilities	39.8	382,377,396

NET ASSETS	100.0%	$960,412,778

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	25.2%	$156,457,006
Retailing	18.1	112,094,242
Software & Services	18.0	111,731,128
Technology Hardware & Equipment	14.8	91,709,466
Pharmaceuticals, Biotechnology & Life Sciences	12.3	76,190,368
Media & Entertainment	11.1	69,133,633
Semiconductors & Semiconductor Equipment	10.8	66,987,240
Health Care Equipment & Services	10.2	63,170,850
Food, Beverage & Tobacco	9.7	60,243,184
Consumer Durables & Apparel	5.9	36,452,297
Consumer Services	5.1	31,391,712
Commercial & Professional Services	5.0	30,720,084
Household & Personal Products	4.9	30,701,691
Transportation	4.9	30,501,523
Materials	4.1	25,606,361
Energy	4.0	24,741,153
Food & Staples Retailing	3.2	20,134,756
Telecommunication Services	2.8	17,225,075
Automobiles & Components	2.4	15,192,839

Total Long Positions	172.5	1,070,384,608

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.7)%	$(4,194,549)
Household & Personal Products	(1.0)	(6,177,918)
Food & Staples Retailing	(1.1)	(6,946,543)
Pharmaceuticals, Biotechnology & Life Sciences	(1.6)	(9,629,480)
Automobiles & Components	(1.7)	(10,592,644)
Consumer Durables & Apparel	(2.5)	(15,690,391)
Commercial & Professional Services	(3.2)	(19,633,131)
Semiconductors & Semiconductor Equipment	(3.2)	(19,842,740)
Transportation	(3.9)	(24,145,535)
Energy	(4.0)	(24,998,369)
Materials	(4.2)	(25,818,102)
Consumer Services	(4.5)	(28,119,884)
Media & Entertainment	(4.7)	(29,104,835)
Health Care Equipment & Services	(4.7)	(29,263,624)
Technology Hardware & Equipment	(4.9)	(30,291,614)
Food, Beverage & Tobacco	(5.1)	(31,958,192)
Retailing	(5.3)	(32,779,936)
Software & Services	(6.1)	(37,810,487)
Capital Goods	(11.0)	(68,449,838)

Total Short Positions	(73.4)	(455,447,812)

Other Assets in Excess of Liabilities	0.9	5,356,903

NET ASSETS	100.0%	$620,293,699

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.1%	$42,958,600
Software & Services	14.0	35,019,692
Retailing	10.2	25,696,453
Health Care Equipment & Services	9.4	23,651,861
Technology Hardware & Equipment	7.8	19,497,090
Food, Beverage & Tobacco	7.3	18,399,548
Pharmaceuticals, Biotechnology & Life Sciences	6.1	15,188,044
Materials	6.0	15,108,066
Media & Entertainment	5.8	14,626,016
Energy	5.8	14,525,721
Consumer Services	5.7	14,357,503
Semiconductors & Semiconductor Equipment	4.9	12,265,671
Consumer Durables & Apparel	4.5	11,320,659
Transportation	4.4	10,983,810
Commercial & Professional Services	4.2	10,449,593
Automobiles & Components	3.2	7,916,171
Food & Staples Retailing	1.8	4,580,480
Telecommunication Services	1.7	4,349,979
Household & Personal Products	1.6	4,134,543
Corporate Bonds and Notes:
Capital Goods	0.0	701

Total Long Positions	121.5	305,030,201

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.6)%	$(1,393,232)
Food & Staples Retailing	(0.8)	(2,107,075)
Telecommunication Services	(0.9)	(2,263,024)
Automobiles & Components	(2.5)	(6,249,179)
Pharmaceuticals, Biotechnology & Life Sciences	(2.5)	(6,279,035)
Consumer Durables & Apparel	(2.8)	(6,936,842)
Transportation	(3.3)	(8,226,051)
Commercial & Professional Services	(4.1)	(10,260,675)
Semiconductors & Semiconductor Equipment	(4.6)	(11,629,089)
Food, Beverage & Tobacco	(5.1)	(12,693,537)
Media & Entertainment	(5.3)	(13,214,286)
Consumer Services	(5.4)	(13,573,934)
Energy	(5.8)	(14,607,539)
Materials	(6.0)	(15,138,680)
Retailing	(6.5)	(16,310,891)
Technology Hardware & Equipment	(7.0)	(17,466,253)
Health Care Equipment & Services	(8.0)	(20,215,419)
Software & Services	(11.3)	(28,412,638)
Capital Goods	(14.0)	(35,192,296)

Total Short Positions	(96.5)	(242,169,675)

Other Assets in Excess of Liabilities	75.0	188,172,047

NET ASSETS	100.0%	$251,032,573

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	14.9%	$8,117,726
Pharmaceuticals, Biotechnology & Life Sciences	9.9	5,385,615
Energy	8.9	4,833,628
Diversified Financials	6.6	3,590,428
Technology Hardware & Equipment	6.2	3,371,222
Software & Services	5.9	3,241,719
Retailing	5.7	3,136,264
Banks	5.1	2,801,300
Food, Beverage & Tobacco	5.0	2,722,933
Semiconductors & Semiconductor Equipment	4.8	2,643,158
Materials	4.2	2,283,540
Health Care Equipment & Services	3.9	2,141,034
Insurance	3.3	1,790,807
Consumer Durables & Apparel	2.6	1,449,285
Food & Staples Retailing	2.3	1,282,630
Media & Entertainment	2.2	1,182,486
Transportation	1.7	936,826
Automobiles & Components	1.6	861,739
Telecommunication Services	1.1	585,978
Consumer Services	0.9	480,682
Household & Personal Products	0.9	474,838
Real Estate	0.8	420,121
Commercial & Professional Services	0.7	366,543
Utilities	0.2	133,513

Total Common Stocks	99.4	54,234,015

Other Assets in Excess of Liabilities	0.6	339,592

NET ASSETS	100.0%	$54,573,607

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.1%	$32,658,282
Other Assets in Excess of Liabilities	0.9	288,719

NET ASSETS	100.0%	$32,947,001

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.3%
COMMON STOCKS — 120.3%
Automobiles & Components — 2.2%
American Axle & Manufacturing Holdings, Inc.(a)*	82,984	$1,187,501
Aptiv PLC (Jersey)†	30,246	2,404,255
BorgWarner, Inc.†(a)	63,486	2,438,497
Dana, Inc.†(a)	185,104	3,283,745
Delphi Technologies PLC (Jersey)†(a)	54,006	1,040,156
Fiat Chrysler Automobiles NV (Netherlands)(a)*	127,785	1,897,607
General Motors Co.(b)	135,871	5,040,814
Lear Corp.(b)	18,355	2,490,957
Magna International, Inc. (Canada)	4,535	220,809
Tenneco, Inc., Class A†(a)	34,072	755,036
Thor Industries, Inc.(a)	2,870	179,002

		20,938,379

Capital Goods — 18.8%
3M Co.†(a)(b)	26,169	5,437,395
A.O. Smith Corp.†(a)	35,673	1,902,084
AECOM(a)*	10,728	318,300
AGCO Corp.(a)	14,007	974,187
Allegion PLC (Ireland)(a)	5,591	507,160
Allison Transmission Holdings, Inc.(b)	59,130	2,656,120
Altra Industrial Motion Corp.†	71,644	2,224,546
AMETEK, Inc.†	17,157	1,423,516
Applied Industrial Technologies, Inc.(b)	2,547	151,470
Arconic, Inc.†(a)	155,116	2,964,267
Armstrong World Industries, Inc.(b)	2,958	234,924
AZZ, Inc.	3,727	152,546
BMC Stock Holdings, Inc.(a)*	26,199	462,936
Boeing Co. (The)†	7,538	2,875,144
Carlisle Cos., Inc.(a)	3,064	375,708
Caterpillar, Inc.†	27,134	3,676,386
Colfax Corp.†(a)*	122,198	3,626,837
Columbus McKinnon Corp.(a)	6,775	232,721
Comfort Systems USA, Inc.	5,984	313,502
Continental Building Products, Inc.†(a)*	43,750	1,084,562
Cummins, Inc.†(b)	36,072	5,694,687
Curtiss-Wright Corp.(a)	11,310	1,281,875
Dover Corp.†	30,419	2,853,302
Eaton Corp. PLC (Ireland)†(b)	98,292	7,918,404
EMCOR Group, Inc.(a)	23,765	1,736,746

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†(a)	29,347	$2,009,389
Encore Wire Corp.(a)	1,670	95,557
EnPro Industries, Inc.	1,614	104,022
Flowserve Corp.(a)	32,071	1,447,685
Fluor Corp.†(a)	45,723	1,682,606
Fortive Corp.†(a)	58,171	4,879,965
Fortune Brands Home & Security, Inc.(a)	36,802	1,752,143
Gardner Denver Holdings, Inc.†(a)(b)*	95,454	2,654,576
Generac Holdings, Inc.(a)*	3,244	166,190
General Dynamics Corp.†	65,141	11,027,068
General Electric Co.†(a)	80,456	803,755
Gibraltar Industries, Inc.(a)*	5,215	211,781
Global Brass & Copper Holdings, Inc.	1,309	45,082
GrafTech International Ltd.†(a)	298,252	3,814,643
Great Lakes Dredge & Dock Corp.*	903	8,046
Harsco Corp.†*	5,504	110,961
HD Supply Holdings, Inc.*	608	26,357
Hexcel Corp.(a)	16,722	1,156,494
Hillenbrand, Inc.†	27,450	1,139,999
Honeywell International, Inc.†	81,856	13,008,556
Hubbell, Inc.†(a)	22,425	2,645,702
Huntington Ingalls Industries, Inc.†	10,325	2,139,340
Illinois Tool Works, Inc.(a)(b)	37,427	5,371,897
Ingersoll-Rand PLC (Ireland)†	50,637	5,466,264
ITT, Inc.(a)(b)	14,102	817,916
Johnson Controls International PLC (Ireland)†	139,456	5,151,505
L3 Technologies, Inc.†	12,450	2,569,306
Lockheed Martin Corp.†(b)	17,163	5,151,646
Manitowoc Co., Inc. (The)†(a)*	56,968	934,845
Masco Corp.†(a)(b)	117,209	4,607,486
Meritor, Inc.†*	59,418	1,209,156
Milacron Holdings Corp.†(a)*	53,650	607,318
National Presto Industries, Inc.(a)	2,965	321,851
Navistar International Corp.(a)*	5,403	174,517
Northrop Grumman Corp.†(a)	25,132	6,775,587
nVent Electric PLC (Ireland)†	23,092	623,022
Oshkosh Corp.(b)	6,248	469,412
Parker-Hannifin Corp.(a)(b)	13,185	2,262,810
Pentair PLC (Ireland)†	32,605	1,451,249
Quanta Services, Inc.(a)	6,113	230,705
Raytheon Co.†(b)	61,953	11,280,402
Regal Beloit Corp.(a)	4,096	335,340

The accompanying notes are an integral part of the financial statements.

14

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rexnord Corp.(a)*	19,314	$485,554
Rockwell Automation, Inc.†	1,705	299,159
Snap-on, Inc.(a)	15,751	2,465,347
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	29,724	2,720,638
SPX FLOW, Inc.(a)(b)*	20,252	646,039
Stanley Black & Decker, Inc.†(a)	27,235	3,708,590
Systemax, Inc.(a)	7,668	173,604
Teledyne Technologies, Inc.†(a)*	3,895	923,154
Textron, Inc.†(a)	44,842	2,271,696
TransDigm Group, Inc.†(a)*	4,482	2,034,783
Univar, Inc.(a)*	80,793	1,790,383
Valmont Industries, Inc.(a)	1,838	239,124
Wabash National Corp.†(a)	33,033	447,597
Watts Water Technologies, Inc., Class A(a)	7,586	613,101
WESCO International, Inc.(a)(b)*	26,294	1,393,845
WW Grainger, Inc.(a)	7,542	2,269,614

		180,303,704

Commercial & Professional Services — 3.2%
ABM Industries, Inc.(a)	12,631	459,137
Brink’s Co. (The)(a)	7,781	586,765
CBIZ, Inc.(a)*	7,983	161,576
Cintas Corp.†(a)	6,635	1,341,000
Clean Harbors, Inc.(a)*	19,444	1,390,829
Deluxe Corp.†(a)	47,263	2,066,338
FTI Consulting, Inc.†(a)*	48,116	3,696,271
Heidrick & Struggles International, Inc.	6,569	251,790
Huron Consulting Group, Inc.(a)*	1,117	52,745
ICF International, Inc.†(a)	1,618	123,097
Kforce, Inc.(a)	4,048	142,166
Korn Ferry(a)	9,470	424,067
ManpowerGroup, Inc.†	36,461	3,014,960
Navigant Consulting, Inc.(a)	17,342	337,649
Nielsen Holdings PLC (United Kingdom)†	62,526	1,479,990
Quad/Graphics, Inc.(a)	9,129	108,635
Republic Services, Inc.†(b)	60,138	4,833,892
Robert Half International, Inc.†(a)	38,796	2,527,947
SP Plus Corp.*	14,091	480,785
Steelcase, Inc., Class A(a)	1,024	14,899
Tetra Tech, Inc.(b)	20,717	1,234,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Thomson Reuters Corp. (Canada)	13,112	$776,230
TriNet Group, Inc.(b)*	16,831	1,005,484
Verisk Analytics, Inc.†	4,424	588,392
Waste Management, Inc.(b)	33,806	3,512,781

		30,611,951

Consumer Durables & Apparel — 4.1%
Acushnet Holdings Corp.(a)	6,497	150,341
Callaway Golf Co.(a)	54,983	875,879
Capri Holdings Ltd. (British Virgin Islands)†*	63,627	2,910,935
Carter’s, Inc.(a)	6,983	703,817
Crocs, Inc.†(a)*	68,087	1,753,240
Deckers Outdoor Corp.(a)*	17,975	2,642,145
Ethan Allen Interiors, Inc.	461	8,819
Fossil Group, Inc.(a)(b)*	134,524	1,845,669
Garmin Ltd. (Switzerland)†(b)	99,708	8,609,786
Hanesbrands, Inc.(a)	60,269	1,077,610
Hasbro, Inc.(a)	8,824	750,216
Leggett & Platt, Inc.(a)	35,268	1,489,015
Newell Brands, Inc.(a)	92,543	1,419,610
PVH Corp.†(a)	14,306	1,744,617
Ralph Lauren Corp.(a)	3,352	434,687
Skechers U.S.A., Inc., Class A(a)(b)*	57,511	1,932,945
Sonos, Inc.*	2,867	29,501
Sturm Ruger & Co., Inc.(a)	6,571	348,394
Tapestry, Inc.†(a)	74,091	2,407,217
TopBuild Corp.*	2,119	137,354
Under Armour, Inc., Class C(a)*	55,081	1,039,378
VF Corp.†	58,613	5,094,056
Whirlpool Corp.†(a)	15,653	2,080,127

		39,485,358

Consumer Services — 4.1%
Adtalem Global Education, Inc.(a)*	2,994	138,682
Aramark†	29,164	861,796
BJ’s Restaurants, Inc.†(a)	16,290	770,191
Carnival Corp. (Panama)(a)(b)	10,182	516,431
Choice Hotels International, Inc.†(a)	12,163	945,552
Cracker Barrel Old Country Store, Inc.(a)	9,886	1,597,676
Darden Restaurants, Inc.(a)(b)	1,532	186,092
Dine Brands Global, Inc.(a)	2,592	236,624
frontdoor, Inc.(a)*	49,199	1,693,430
Graham Holdings Co., Class B†	1,725	1,178,486
Hilton Worldwide Holdings, Inc.†(a)	12,457	1,035,301

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Game Technology PLC (United Kingdom)(a)	91,432	$1,187,702
Jack in the Box, Inc.(a)	5,552	450,045
Las Vegas Sands Corp.(b)	19,620	1,196,035
McDonald’s Corp.†	46,482	8,826,932
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	60,566	3,328,707
Scientific Games Corp.(a)*	5,465	111,595
SeaWorld Entertainment, Inc.†(b)*	88,331	2,275,407
Weight Watchers International, Inc.(a)*	173,904	3,504,166
Wyndham Hotels & Resorts, Inc.(a)	33,251	1,662,217
Yum! Brands, Inc.†(a)	74,394	7,425,265

		39,128,332

Energy — 3.9%
Cameco Corp. (Canada)†	3,541	41,748
Cenovus Energy, Inc. (Canada)(a)	102,170	886,836
Chevron Corp.	1,093	134,636
CONSOL Energy, Inc.†*	3,816	130,584
Contura Energy, Inc.(a)*	1,994	115,492
CVR Energy, Inc.†(a)	27,946	1,151,375
Delek US Holdings, Inc.†(a)	23,994	873,861
Frank’s International NV (Netherlands)(a)*	2,788	17,313
FTS International, Inc.†(a)*	139,712	1,397,120
Halliburton Co.†	43,717	1,280,908
Helix Energy Solutions Group, Inc.(a)*	137,670	1,088,970
Helmerich & Payne, Inc.(a)	3,617	200,961
HollyFrontier Corp.†(a)	39,100	1,926,457
Kinder Morgan, Inc.†(a)	199,238	3,986,752
Mammoth Energy Services, Inc.†	33,531	558,291
Matrix Service Co.(a)*	7,339	143,698
Nabors Industries Ltd. (Bermuda)†(a)	1,225,133	4,214,458
National Oilwell Varco, Inc.(a)	36,845	981,551
Newpark Resources, Inc.(a)*	23,700	217,092
Oceaneering International, Inc.(a)*	24,932	393,178
Patterson-UTI Energy, Inc.†(a)	199,817	2,801,434
Phillips 66†(a)	43,882	4,176,250
Precision Drilling Corp. (Canada)(a)*	81,684	195,225
ProPetro Holding Corp.†(a)*	78,394	1,767,001
Renewable Energy Group, Inc.(a)*	36,550	802,638
RPC, Inc.(a)	128,046	1,461,005
Schlumberger Ltd. (Curacao)†(b)	88,597	3,860,171

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)(b)	13,201	$310,488
Tidewater, Inc.(a)*	4,279	99,230
Weatherford International PLC (Ireland)*	1,704,683	1,189,869
Williams Cos., Inc. (The)†	52,317	1,502,544

		37,907,136

Food & Staples Retailing — 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)*	4,409	120,807
Kroger Co. (The)†	905	22,263
Sysco Corp.†(b)	117,034	7,813,190
Walgreens Boots Alliance, Inc.(b)	95,007	6,011,093
Walmart, Inc.†(b)	88,747	8,655,495
Weis Markets, Inc.(a)	171	6,979

		22,629,827

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	98,064	5,631,816
Archer-Daniels-Midland Co.†	84,148	3,629,303
B&G Foods, Inc.(a)	9,088	221,929
Campbell Soup Co.(a)	57,677	2,199,224
Coca-Cola Co. (The)(b)	59,746	2,799,698
Constellation Brands, Inc., Class A†(a)(b)	26,516	4,649,050
General Mills, Inc.†(a)	126,887	6,566,402
Hershey Co. (The)†	40,399	4,639,017
Hormel Foods Corp.(a)	49,212	2,202,729
JM Smucker Co. (The)(a)	5,666	660,089
Kellogg Co.(a)	24,726	1,418,778
Kraft Heinz Co. (The)†(b)	112,449	3,671,460
McCormick & Co., Inc., non-voting shares(a)	13,092	1,972,048
Mondelez International, Inc., Class A†(b)	44,257	2,209,309
Monster Beverage Corp.*	43,374	2,367,353
PepsiCo, Inc.†	66,652	8,168,203
Philip Morris International, Inc.†	44,137	3,901,269
Pilgrim’s Pride Corp.(b)*	61,617	1,373,443
Post Holdings, Inc.(a)*	1,011	110,603
Tootsie Roll Industries, Inc.(a)	101	3,761
TreeHouse Foods, Inc.(a)*	31,271	2,018,543
Tyson Foods, Inc., Class A†(a)(b)	51,845	3,599,598
Universal Corp.(a)	2,748	158,367
Vector Group Ltd.(a)	91,868	991,256

		65,163,248

The accompanying notes are an integral part of the financial statements.

16

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 7.1%
Abbott Laboratories†(a)	41,871	$3,347,168
Allscripts Healthcare Solutions, Inc.(a)*	112,602	1,074,223
Avanos Medical, Inc.(b)*	12,021	513,056
Baxter International, Inc.†	19,864	1,615,142
Becton Dickinson and Co.(b)	176	43,952
Cardinal Health, Inc.(b)	69,143	3,329,235
Cerner Corp.†(a)*	42,518	2,432,455
CONMED Corp.†	5,151	428,460
Cooper Cos., Inc. (The)(a)	902	267,145
CVS Health Corp.†	83,448	4,500,351
Danaher Corp.†	13,847	1,828,081
DENTSPLY SIRONA, Inc.†(a)(b)	38,602	1,914,273
Globus Medical, Inc., Class A†*	31,938	1,578,057
Haemonetics Corp.†*	6,232	545,175
Hanger, Inc.*	320	6,096
HCA Healthcare, Inc.†	37,208	4,851,179
Henry Schein, Inc.(a)*	22,721	1,365,759
Hill-Rom Holdings, Inc.†(a)	24,934	2,639,513
HMS Holdings Corp.†(a)*	89,672	2,655,188
Integer Holdings Corp.†(a)*	44,556	3,360,414
Integra LifeSciences Holdings Corp.(a)*	37,390	2,083,371
Laboratory Corp. of America Holdings†(b)*	17,880	2,735,282
LivaNova PLC (United Kingdom)†*	28,117	2,734,378
Masimo Corp.†(a)*	4,973	687,666
McKesson Corp.	5,279	617,960
MEDNAX, Inc.†(a)*	47,909	1,301,688
Medtronic PLC (Ireland)†	78,065	7,110,160
Natus Medical, Inc.(a)*	8,590	218,014
NextGen Healthcare, Inc.(a)*	16,421	276,365
NuVasive, Inc.(a)*	6,716	381,402
Omnicell, Inc.(a)*	9,025	729,581
Quest Diagnostics, Inc.†(a)	20,853	1,875,102
ResMed, Inc.(b)	1,736	180,492
Select Medical Holdings Corp.(a)*	13,245	186,622
STERIS PLC (Ireland)†(a)	17,531	2,244,494
Stryker Corp.(a)	1,642	324,328
Tenet Healthcare Corp.†(a)*	46,561	1,342,819
Tivity Health, Inc.(a)*	81,743	1,435,407
Universal Health Services, Inc., Class B†	722	96,582

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Veeva Systems, Inc., Class A(a)*	4,321	$548,162
West Pharmaceutical Services, Inc.(a)	2,256	248,611
Zimmer Biomet Holdings, Inc.†(a)	20,976	2,678,635

		68,332,043

Household & Personal Products — 2.5%
Avon Products, Inc.(b)*	121,569	357,413
Church & Dwight Co., Inc.(b)	48,067	3,423,812
Clorox Co. (The)†(a)	6,297	1,010,417
Colgate-Palmolive Co.†(b)	58,286	3,994,922
Edgewell Personal Care Co.(a)*	22,350	980,942
elf Beauty, Inc.*	880	9,328
Inter Parfums, Inc.	1,629	123,592
Kimberly-Clark Corp.†	40,322	4,995,896
Procter & Gamble Co. (The)†(b)	85,395	8,885,350

		23,781,672

Materials — 3.5%
Air Products & Chemicals, Inc.(a)	2,915	556,648
Ashland Global Holdings, Inc.†	4,661	364,164
Axalta Coating Systems Ltd. (Bermuda)*	81,620	2,057,640
Celanese Corp.†(a)	2,470	243,567
CF Industries Holdings, Inc.	35,751	1,461,501
Chemours Co. (The)†(a)	75,081	2,790,010
Domtar Corp.†(a)	35,755	1,775,236
Eagle Materials, Inc.(b)	9,742	821,251
Eastman Chemical Co.	29,826	2,263,197
FMC Corp.†(a)	4,915	377,570
FutureFuel Corp.(a)	9,104	121,994
Greif, Inc., Class A(a)	7,626	314,572
H.B. Fuller Co.(a)	66,677	3,243,169
Innospec, Inc.(a)	4,363	363,656
International Paper Co.(a)	26,473	1,224,906
Koppers Holdings, Inc.(a)*	1,701	44,192
Kraton Corp.†(a)*	55,566	1,788,114
Kronos Worldwide, Inc.(a)	61,693	864,936
Livent Corp.(a)*	2,661	32,677
Methanex Corp. (Canada)†	7,407	421,162
Norbord, Inc. (Canada)	14,439	397,794
Nutrien Ltd. (Canada)	39,607	2,089,665
Olin Corp.(a)	141,703	3,279,007
PolyOne Corp.†(a)(b)	55,040	1,613,222
RPM International, Inc.†(a)	20,481	1,188,717
Scotts Miracle-Gro Co. (The)(a)	18,427	1,447,994
Silgan Holdings, Inc.(a)	4,307	127,616

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Verso Corp., Class A(a)(b)*	84,354	$1,806,863
Westlake Chemical Corp.†	9,304	631,369

		33,712,409

Media & Entertainment — 6.6%
Activision Blizzard, Inc.†	93,053	4,236,703
Alphabet, Inc., Class A†*	11,987	14,107,380
Cars.com, Inc.(a)*	105,415	2,403,462
Comcast Corp., Class A†	97,975	3,917,041
Discovery, Inc., Class A(a)*	82,698	2,234,500
DISH Network Corp., Class A†(a)*	90,111	2,855,618
Electronic Arts, Inc.†*	36,041	3,662,847
Facebook, Inc., Class A†*	43,501	7,251,182
Gannett Co., Inc.(a)	14,059	148,182
Gray Television, Inc.†(a)*	116,449	2,487,351
IAC/InterActiveCorp.†(b)*	13,163	2,765,678
Interpublic Group of Cos., Inc. (The)†(a)	69,245	1,454,837
Marcus Corp. (The)(a)	11,996	480,440
MSG Networks, Inc., Class A†(a)*	27,712	602,736
New Media Investment Group, Inc.(a)	7,988	83,874
News Corp., Class A(a)(b)	146,198	1,818,703
Omnicom Group, Inc.(a)(b)	42,916	3,132,439
QuinStreet, Inc.(a)*	64,721	866,614
TEGNA, Inc.†(a)	98,584	1,390,034
Tribune Media Co., Class A(a)	7,629	352,002
Viacom, Inc., Class B†	80,868	2,269,965
Walt Disney Co. (The)†(a)	45,445	5,045,758

		63,567,346

Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
AbbVie, Inc.†	37,454	3,018,418
Agilent Technologies, Inc.†	5,660	454,951
Amgen, Inc.†	19,052	3,619,499
Amneal Pharmaceuticals, Inc.(a)*	3,206	45,429
Biogen, Inc.†*	20,967	4,956,179
Bio-Rad Laboratories, Inc., Class A(a)*	975	298,038
Bristol-Myers Squibb Co.†	104,918	5,005,638
Bruker Corp.†(a)	51,067	1,963,015
Celgene Corp.†(b)*	120,715	11,388,253
Charles River Laboratories International, Inc.(a)*	2,614	379,684
Corcept Therapeutics, Inc.(a)*	9,056	106,317
Eagle Pharmaceuticals, Inc.*	1,336	67,455
Eli Lilly & Co.†	35,627	4,622,960

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Enanta Pharmaceuticals, Inc.(a)*	7,010	$669,595
Exelixis, Inc.†(a)*	48,371	1,151,230
Genomic Health, Inc.*	8,808	617,000
Gilead Sciences, Inc.†	47,585	3,093,501
Innoviva, Inc.(a)*	80,631	1,131,253
Johnson & Johnson†	23,774	3,323,367
Ligand Pharmaceuticals, Inc.(a)*	7,144	898,072
Mallinckrodt PLC (Ireland)*	11,501	250,032
Medpace Holdings, Inc.†(a)*	42,229	2,490,244
Merck & Co., Inc.†(a)	68,484	5,695,814
Mylan NV (Netherlands)†*	77,202	2,187,905
Neurocrine Biosciences, Inc.(a)*	1,966	173,205
Pfizer, Inc.†	142,142	6,036,771
PRA Health Sciences, Inc.†(a)(b)*	12,507	1,379,397
QIAGEN NV (Netherlands)†*	1,678	68,261
Regeneron Pharmaceuticals, Inc.(b)*	1,784	732,546
REGENXBIO, Inc.(a)*	12,055	690,872
Repligen Corp.(a)*	4,109	242,760
Seattle Genetics, Inc.(a)*	2,492	182,514
Supernus Pharmaceuticals, Inc.(a)*	10,042	351,872
Thermo Fisher Scientific, Inc.(b)	8,042	2,201,256
Waters Corp.(a)(b)*	1,044	262,785
Zoetis, Inc.†	1,629	163,991

		69,920,079

Retailing — 10.9%
Advance Auto Parts, Inc.†(b)	44,687	7,620,474
Amazon.com, Inc.†(b)*	8,920	15,884,290
Asbury Automotive Group, Inc.(a)*	2,917	202,323
AutoZone, Inc.†(b)*	6,916	7,082,814
Bed Bath & Beyond, Inc.(a)	77,325	1,313,752
Best Buy Co., Inc.(a)(b)	15,009	1,066,540
Booking Holdings, Inc.†(a)*	2,994	5,224,261
Boot Barn Holdings, Inc.(a)*	14,209	418,313
Core-Mark Holding Co., Inc.†	4,564	169,461
Dillard’s, Inc., Class A(a)	8,343	600,863
Dollar General Corp.(a)(b)	31,633	3,773,817
Dollar Tree, Inc.(b)*	384	40,335
eBay, Inc.†(a)	174,261	6,472,054
Etsy, Inc.†(a)*	90,507	6,083,881
Foot Locker, Inc.(a)	12,772	773,983
Gap, Inc. (The)(a)	30,003	785,479
Genesco, Inc.(a)*	4,832	220,098

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.(a)(b)	41,448	$4,643,419
Group 1 Automotive, Inc.(a)	19,886	1,286,624
Home Depot, Inc. (The)†	33,120	6,355,397
Hudson Ltd., Class A (Bermuda)*	11,763	161,741
J.C. Penney Co., Inc.(a)*	67,427	100,466
Lowe’s Cos., Inc.†(b)	59,915	6,558,895
Macy’s, Inc.(a)	69,548	1,671,238
Murphy USA, Inc.(a)*	13,110	1,122,478
Office Depot, Inc.†(a)	758,432	2,753,108
O’Reilly Automotive, Inc.†(a)*	2,195	852,318
Qurate Retail, Inc.(a)(b)*	166,083	2,654,006
RH(a)*	1,962	201,988
Ross Stores, Inc.†(a)(b)	28,957	2,695,897
Stamps.com, Inc.(a)*	16,593	1,350,836
Tailored Brands, Inc.(a)	164,237	1,287,618
Target Corp.(b)	21,915	1,758,898
Tiffany & Co.(a)	6,845	722,490
TJX Cos., Inc. (The)†(b)	115,621	6,152,193
Tractor Supply Co.†(a)	21,522	2,103,991
Urban Outfitters, Inc.(a)(b)*	70,213	2,081,113
Williams-Sonoma, Inc.(a)	10,713	602,821

		104,850,273

Semiconductors & Semiconductor Equipment — 8.2%
Advanced Energy Industries, Inc.(a)(b)*	5,508	273,637
Amkor Technology, Inc.(a)*	60,524	516,875
Analog Devices, Inc.†(a)(b)	14,024	1,476,306
Applied Materials, Inc.†(b)	272,636	10,812,744
Axcelis Technologies, Inc.(a)*	11,904	239,508
Cypress Semiconductor Corp.†(a)	87,496	1,305,440
Diodes, Inc.†(a)*	52,108	1,808,148
Intel Corp.†(a)(b)	70,187	3,769,042
KLA-Tencor Corp.†(a)	49,987	5,968,948
Lam Research Corp.†(a)(b)	43,752	7,832,046
Microchip Technology, Inc.(a)	47,444	3,935,954
Micron Technology, Inc.†*	427,934	17,686,512
MKS Instruments, Inc.†(a)	29,099	2,707,662
Nanometrics, Inc.(a)*	49,035	1,514,201
ON Semiconductor Corp.†(a)*	254,594	5,236,999
Qorvo, Inc.(a)*	27,458	1,969,562
QUALCOMM, Inc.†	7,514	428,523
Semtech Corp.(a)*	1,489	75,805
Skyworks Solutions, Inc.(a)(b)	57,512	4,743,590

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.(a)	28,831	$1,148,627
Texas Instruments, Inc.†	29,665	3,146,567
Versum Materials, Inc.†	39,119	1,968,077
Xilinx, Inc.	4,868	617,214

		79,181,987

Software & Services — 12.7%
Accenture PLC, Class A (Ireland)(b)	27,800	4,893,356
ACI Worldwide, Inc.(a)*	32,519	1,068,900
Akamai Technologies, Inc.†*	2,322	166,511
Alarm.com Holdings, Inc.(a)*	20,992	1,362,381
Altair Engineering, Inc., Class A*	63	2,319
Alteryx, Inc., Class A(a)*	15,573	1,306,108
Amdocs, Ltd. (Guernsey)	5,916	320,115
ANSYS, Inc.†(a)*	13,351	2,439,361
Appfolio, Inc., Class A†(a)*	15,513	1,231,732
Aspen Technology, Inc.†(a)*	25,650	2,674,269
Automatic Data Processing, Inc.†	16,987	2,713,503
Avaya Holdings Corp.(a)*	73,472	1,236,534
Blackbaud, Inc.(a)	17,589	1,402,371
Booz Allen Hamilton Holding Corp.†(a)	6,379	370,875
Cadence Design Systems, Inc.(a)*	6,936	440,505
Cardtronics PLC, Class A (United Kingdom)†(a)*	26,419	939,988
CDK Global, Inc.†(a)	49,155	2,891,297
CGI, Inc. (Canada)*	5,918	406,922
Cision Ltd. (Cayman Islands)†(a)*	55,878	769,440
Citrix Systems, Inc.†(a)	30,915	3,080,989
CommVault Systems, Inc.(a)*	7,732	500,570
Conduent, Inc.(a)*	75,785	1,048,107
Descartes Systems Group, Inc. (The) (Canada)*	914	33,251
DXC Technology Co.	54,862	3,528,175
Endurance International Group Holdings, Inc.(a)*	45,902	332,790
Euronet Worldwide, Inc.(a)*	915	130,470
Fair Isaac Corp.†*	7,696	2,090,464
Fidelity National Information Services, Inc.	6,137	694,095
Fortinet, Inc.†(a)(b)*	66,965	5,623,051
Globant SA (Luxembourg)(a)*	21,415	1,529,031
GoDaddy, Inc., Class A†*	2,195	165,042

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
GTT Communications, Inc.(a)*	14,056	$487,743
International Business Machines Corp.†(b)	65,460	9,236,406
j2 Global, Inc.(a)	14,333	1,241,238
Jack Henry & Associates, Inc.(a)	1,793	248,761
Leidos Holdings, Inc.†(a)	5,468	350,444
LiveRamp Holdings, Inc.(a)*	10,285	561,252
Manhattan Associates, Inc.†(a)*	17,593	969,550
Mastercard, Inc., Class A†	398	93,709
Microsoft Corp.(b)	39,258	4,630,089
Monotype Imaging Holdings, Inc.(a)	14,303	284,487
NIC, Inc.(a)	19,475	332,828
Nuance Communications, Inc.†(a)*	182,665	3,092,518
Open Text Corp. (Canada)†(a)	44,366	1,704,985
Oracle Corp.†(a)(b)	77,909	4,184,492
Palo Alto Networks, Inc.(a)*	3,213	780,373
Paychex, Inc.†(a)	68,788	5,516,798
Paycom Software, Inc.(a)*	15,174	2,869,859
PayPal Holdings, Inc.†*	108,206	11,236,111
Progress Software Corp.†(a)(b)	46,164	2,048,297
Qualys, Inc.(a)*	28,226	2,335,419
Red Hat, Inc.†(b)*	19,135	3,495,965
salesforce.com, Inc.*	5,460	864,700
SPS Commerce, Inc.†(a)*	23,456	2,487,743
SS&C Technologies Holdings, Inc.	60,858	3,876,046
Sykes Enterprises, Inc.(a)*	797	22,539
Total System Services, Inc.(a)	4,306	409,113
Tyler Technologies, Inc.†(a)*	3,501	715,604
Verint Systems, Inc.(a)*	18,190	1,088,853
VeriSign, Inc.†*	17,573	3,190,554
Visa, Inc., Class A(a)	9,530	1,488,491
VMware, Inc., Class A†(a)	24,404	4,405,166
Western Union Co. (The)(a)	101,587	1,876,312

		121,518,967

Technology Hardware & Equipment — 10.3%
Amphenol Corp., Class A†(a)	33,919	3,203,310
Apple, Inc.†(b)	78,403	14,892,650
ARRIS International PLC (United Kingdom)†(a)*	60,316	1,906,589
Arrow Electronics, Inc.†*	26,062	2,008,338
Avnet, Inc.(b)	358	15,526
AVX Corp.(a)	18,910	327,899
Badger Meter, Inc.(a)	4,355	242,312

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.(a)	36,984	$1,986,041
Casa Systems, Inc.(a)*	61,012	506,400
Cisco Systems, Inc.†	88,866	4,797,875
Coherent, Inc.(a)*	16,807	2,381,888
CommScope Holding Co., Inc.†*	131,973	2,867,773
Corning, Inc.†	41,408	1,370,605
Diebold Nixdorf, Inc.(a)*	59,160	654,901
EchoStar Corp., Class A†(a)*	57,478	2,095,073
F5 Networks, Inc.†(a)*	23,101	3,625,240
FLIR Systems, Inc.(b)	44,496	2,117,120
Hewlett Packard Enterprise Co.†(a)(b)	196,997	3,039,664
HP, Inc.†	261,808	5,086,929
Insight Enterprises, Inc.†(a)*	11,207	617,057
IPG Photonics Corp.(a)*	12,756	1,936,106
Itron, Inc.(a)*	28,405	1,325,093
Juniper Networks, Inc.†(a)	121,290	3,210,546
Keysight Technologies, Inc.†*	4,229	368,769
Motorola Solutions, Inc.†(a)	56,510	7,935,134
NetApp, Inc.†(a)	70,553	4,892,145
NETGEAR, Inc.(a)*	7,826	259,197
OSI Systems, Inc.(a)*	11,054	968,330
Seagate Technology PLC (Ireland)†(a)	115,604	5,536,276
TE Connectivity Ltd. (Switzerland)†(b)	55,783	4,504,477
Vishay Intertechnology, Inc.(a)	141,342	2,610,587
Western Digital Corp.†(a)(b)	79,704	3,830,574
Xerox Corp.†(a)(b)	162,301	5,190,386
Zebra Technologies Corp., Class A†*	12,050	2,524,836

		98,835,646

Telecommunication Services — 2.1%
AT&T, Inc.(b)	53,297	1,671,394
CenturyLink, Inc.†(a)	257,538	3,087,881
Intelsat SA (Luxembourg)(a)*	64,666	1,012,670
Rogers Communications, Inc., Class B (Canada)†	46,922	2,525,342
Verizon Communications, Inc.†(a)(b)	203,268	12,019,237
Vonage Holdings Corp.(b)*	5,077	50,973

		20,367,497

Transportation — 3.6%
American Airlines Group, Inc.(b)	41,668	1,323,376
ArcBest Corp.(a)(b)	51,961	1,599,879
CH Robinson Worldwide, Inc.†(a)	20,090	1,747,629
CSX Corp.†	123,261	9,222,388
Delta Air Lines, Inc.†(a)	54,567	2,818,386

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Echo Global Logistics, Inc.(a)*	28,370	$703,009
Expeditors International of Washington, Inc.†	6,081	461,548
Genesee & Wyoming, Inc., Class A†(a)*	23,433	2,041,952
Golden Ocean Group Ltd. (Bermuda)(a)	2,716	12,955
Landstar System, Inc.(a)	11,460	1,253,609
Marten Transport Ltd.	4,481	79,896
Norfolk Southern Corp.†	12,421	2,321,361
Schneider National, Inc., Class B(a)(b)	63,269	1,331,812
Southwest Airlines Co.†(a)	86,830	4,507,345
Union Pacific Corp.	11,286	1,887,019
XPO Logistics, Inc.(a)*	67,628	3,634,329

		34,946,493

TOTAL COMMON STOCKS (Cost $1,031,149,144)		1,155,182,347

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	769

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		769

TOTAL LONG POSITIONS - 120.3%		1,155,183,116

(Cost $1,031,149,929)

	Number of Shares
SHORT POSITIONS — (60.1)%

COMMON STOCKS — (60.1)%
Automobiles & Components — (1.6)%
Adient PLC (Ireland)	(173,046)	(2,242,676)
Cooper-Standard Holding, Inc.*	(6,547)	(307,447)
Dorman Products, Inc.*	(25,552)	(2,250,876)
Ford Motor Co.	(354,307)	(3,110,815)
Fox Factory Holding Corp.*	(19,747)	(1,380,118)
Gentherm, Inc.*	(10,081)	(371,586)
Goodyear Tire & Rubber Co. (The)	(32,846)	(596,155)
LCI Industries	(41,313)	(3,173,665)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Standard Motor Products, Inc.	(6,541)	$(321,163)
Tesla, Inc.*	(4,849)	(1,357,041)
Visteon Corp.*	(3,225)	(217,204)

		(15,328,746)

Capital Goods — (8.6)%
AAON, Inc.	(36,987)	(1,708,060)
AAR Corp.	(40,226)	(1,307,747)
Actuant Corp., Class A	(1,201)	(29,268)
Advanced Drainage Systems, Inc.	(9,214)	(237,445)
Aerovironment, Inc.*	(3,837)	(262,489)
Alamo Group, Inc.	(1,893)	(189,186)
American Woodmark Corp.*	(22,816)	(1,885,286)
Apogee Enterprises, Inc.	(10,282)	(385,472)
Arcosa, Inc.	(14,939)	(456,386)
Argan, Inc.	(15,462)	(772,327)
Astec Industries, Inc.	(20,958)	(791,374)
Astronics Corp.*	(14,445)	(472,640)
Atkore International Group, Inc.*	(843)	(18,150)
Axon Enterprise, Inc.*	(28,953)	(1,575,333)
Beacon Roofing Supply, Inc.*	(39,362)	(1,265,882)
Bloom Energy Corp., Class A*	(12,871)	(166,293)
Blue Bird Corp.*	(6,590)	(111,569)
Briggs & Stratton Corp.	(35,156)	(415,895)
Builders FirstSource, Inc.*	(120,380)	(1,605,869)
BWX Technologies, Inc.	(3,759)	(186,371)
CAE, Inc. (Canada)	(1,484)	(32,871)
Chart Industries, Inc.*	(21,926)	(1,984,742)
CIRCOR International, Inc.*	(39,365)	(1,283,299)
Crane Co.	(1,297)	(109,752)
Cubic Corp.	(13,661)	(768,295)
DMC Global, Inc.	(2,254)	(111,889)
Douglas Dynamics, Inc.	(6,772)	(257,810)
DXP Enterprises, Inc.*	(6,641)	(258,468)
Dycom Industries, Inc.*	(43,362)	(1,992,050)
EnerSys	(33,145)	(2,159,728)
Enphase Energy, Inc.*	(73,901)	(682,106)
ESCO Technologies, Inc.	(4,152)	(278,309)
Evoqua Water Technologies Corp.*	(126,530)	(1,591,747)
Fastenal Co.	(43,467)	(2,795,363)
Federal Signal Corp.	(2,626)	(68,250)
Gates Industrial Corp. PLC (United Kingdom)*	(37,159)	(532,860)
GMS, Inc.*	(22,144)	(334,817)
Gorman-Rupp Co. (The)	(910)	(30,885)

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Granite Construction, Inc.	(18,466)	$(796,808)
Harris Corp.	(9,213)	(1,471,408)
HEICO Corp.	(12,386)	(1,175,060)
Herc Holdings, Inc.*	(2,957)	(115,264)
Hyster-Yale Materials Handling, Inc.	(7,749)	(483,228)
Jacobs Engineering Group, Inc.	(28,756)	(2,162,164)
JELD-WEN Holding, Inc.*	(92,979)	(1,642,009)
John Bean Technologies Corp.	(6,982)	(641,576)
Kennametal, Inc.	(54,038)	(1,985,896)
Kratos Defense & Security Solutions, Inc.*	(67,671)	(1,057,698)
Lindsay Corp.	(3,914)	(378,836)
Mercury Systems, Inc.*	(23,556)	(1,509,468)
Middleby Corp. (The)*	(13,306)	(1,730,179)
MRC Global, Inc.*	(52,041)	(909,677)
Mueller Water Products, Inc., Class A	(108,145)	(1,085,776)
MYR Group, Inc.*	(1,409)	(48,794)
Nordson Corp.	(18,260)	(2,419,815)
NOW, Inc.*	(91,945)	(1,283,552)
NV5 Global, Inc.*	(1,530)	(90,821)
Patrick Industries, Inc.*	(34,404)	(1,559,189)
PGT Innovations, Inc.*	(105,584)	(1,462,338)
Plug Power, Inc.*	(12,164)	(29,194)
Primoris Services Corp.	(40,565)	(838,884)
Proto Labs, Inc.*	(7,121)	(748,702)
Quanex Building Products Corp.	(846)	(13,443)
Raven Industries, Inc.	(13,650)	(523,750)
RBC Bearings, Inc.*	(7,412)	(942,584)
REV Group, Inc.	(76,319)	(835,693)
Roper Technologies, Inc.	(2,884)	(986,241)
SiteOne Landscape Supply, Inc.*	(9,865)	(563,785)
SPX Corp.*	(19,136)	(665,741)
Sun Hydraulics Corp.	(14,159)	(658,535)
Sunrun, Inc.*	(77,912)	(1,095,443)
Terex Corp.	(5,103)	(163,959)
Textainer Group Holdings Ltd. (Bermuda)*	(15,496)	(149,536)
Thermon Group Holdings, Inc.*	(16,587)	(406,547)
Timken Co. (The)	(13,586)	(592,621)
Toro Co. (The)	(19,022)	(1,309,474)
Triumph Group, Inc.	(80,564)	(1,535,550)
United Rentals, Inc.*	(19,826)	(2,265,120)
United Technologies Corp.	(7,875)	(1,015,009)
Universal Forest Products, Inc.	(30,067)	(898,703)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
USG Corp.	(101,833)	$(4,409,369)
Veritiv Corp.*	(1,832)	(48,218)
Vicor Corp.*	(7,990)	(247,850)
Vivint Solar, Inc.*	(48,043)	(238,774)
WABCO Holdings, Inc.*	(13,037)	(1,718,668)
Wabtec Corp.	(7,728)	(569,708)
Welbilt, Inc.*	(113,562)	(1,860,146)
Wesco Aircraft Holdings, Inc.*	(88,669)	(779,401)
WillScot Corp.*	(99,205)	(1,100,183)
Woodward, Inc.	(15,127)	(1,435,401)
Xylem, Inc.	(14,146)	(1,118,100)

		(82,890,171)

Commercial & Professional Services — (2.5)%
ACCO Brands Corp.	(15,353)	(131,422)
ADT, Inc.	(106,376)	(679,743)
Advanced Disposal Services, Inc.*	(58,806)	(1,646,568)
ASGN, Inc.*	(12,321)	(782,260)
Barrett Business Services, Inc.	(2,474)	(191,314)
BrightView Holdings, Inc.*	(15,251)	(219,614)
Casella Waste Systems, Inc., Class A*	(51,891)	(1,845,244)
Cimpress NV (Netherlands)*	(24,227)	(1,941,310)
Copart, Inc.*	(67,479)	(4,088,553)
CoStar Group, Inc.*	(6,917)	(3,226,227)
Ennis, Inc.	(9,326)	(193,608)
Equifax, Inc.	(8,453)	(1,001,680)
Healthcare Services Group, Inc.	(10,732)	(354,049)
Heritage-Crystal Clean, Inc.*	(5,450)	(149,602)
Herman Miller, Inc.	(23,042)	(810,618)
HNI Corp.	(5,245)	(190,341)
IHS Markit Ltd. (Bermuda)*	(16,441)	(894,062)
Insperity, Inc.	(8,384)	(1,036,765)
Interface, Inc.	(27,247)	(417,424)
Kelly Services, Inc., Class A	(7,305)	(161,148)
MSA Safety, Inc.	(10,096)	(1,043,926)
Multi-Color Corp.	(18,715)	(933,691)
Resources Connection, Inc.	(8,251)	(136,472)
Team, Inc.*	(67,580)	(1,182,650)
UniFirst Corp.	(803)	(123,260)
Upwork, Inc.*	(10,151)	(194,290)
US Ecology, Inc.	(14,600)	(817,308)

		(24,393,149)

Consumer Durables & Apparel — (1.6)%
American Outdoor Brands Corp.*	(131,420)	(1,227,463)

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Canada Goose Holdings, Inc. (Canada)*	(21,213)	$(1,018,648)
Columbia Sportswear Co.	(1,230)	(128,141)
G-III Apparel Group Ltd.*	(70,391)	(2,812,824)
Gildan Activewear, Inc. (Canada)	(7,135)	(256,646)
GoPro, Inc., Class A*	(43,154)	(280,501)
Installed Building Products, Inc.*	(18,993)	(921,160)
iRobot Corp.*	(10,105)	(1,189,257)
Johnson Outdoors, Inc., Class A	(2,460)	(175,546)
Lululemon Athletica, Inc.*	(6,459)	(1,058,436)
Malibu Boats, Inc., Class A*	(15,614)	(618,002)
Mattel, Inc.*	(9,202)	(119,626)
NIKE, Inc., Class B	(11,529)	(970,857)
Oxford Industries, Inc.	(717)	(53,961)
Polaris Industries, Inc.	(20,933)	(1,767,373)
Tempur Sealy International, Inc.*	(2,973)	(171,453)
Wolverine World Wide, Inc.	(81,211)	(2,901,669)

		(15,671,563)

Consumer Services — (3.7)%
Belmond Ltd., Class A (Bermuda)*	(63,152)	(1,574,379)
Carrols Restaurant Group, Inc.*	(2,534)	(25,264)
Chipotle Mexican Grill, Inc.*	(4,119)	(2,925,767)
Churchill Downs, Inc.	(13,004)	(1,173,741)
Dave & Buster’s Entertainment, Inc.	(34,126)	(1,701,864)
Domino’s Pizza, Inc.	(1,360)	(351,016)
El Pollo Loco Holdings, Inc.*	(14,839)	(193,055)
Eldorado Resorts, Inc.*	(33,364)	(1,557,765)
Fiesta Restaurant Group, Inc.*	(3,034)	(39,776)
Grand Canyon Education, Inc.*	(2,502)	(286,504)
Hyatt Hotels Corp., Class A	(28,730)	(2,084,936)
International Speedway Corp., Class A	(13,467)	(587,565)
K12, Inc.*	(28,821)	(983,661)
MGM Resorts International	(30,061)	(771,365)
Monarch Casino & Resort, Inc.*	(9,310)	(408,895)
Papa John’s International, Inc.	(56,147)	(2,972,984)
PlayAGS, Inc.*	(3,587)	(85,837)
Red Rock Resorts, Inc., Class A	(42,772)	(1,105,656)
Regis Corp.*	(12,764)	(251,068)
Royal Caribbean Cruises Ltd. (Liberia)	(32,008)	(3,668,757)
Ruth’s Hospitality Group, Inc.	(12,206)	(312,352)
Service Corp. International	(13,408)	(538,331)
ServiceMaster Global Holdings, Inc.*	(7,839)	(366,081)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Shake Shack, Inc., Class A*	(61,870)	$(3,659,610)
Six Flags Entertainment Corp.	(6,339)	(312,830)
Speedway Motorsports, Inc.	(310)	(4,486)
Strategic Education, Inc.	(9,404)	(1,234,839)
Texas Roadhouse, Inc.	(10,328)	(642,298)
Vail Resorts, Inc.	(3,706)	(805,314)
Wingstop, Inc.	(35,379)	(2,689,865)
Wynn Resorts Ltd.	(14,787)	(1,764,385)

		(35,080,246)

Energy — (4.0)%
Archrock, Inc.	(45,437)	(444,374)
Cactus, Inc., Class A*	(13,561)	(482,772)
Cheniere Energy, Inc.*	(22,236)	(1,520,053)
Clean Energy Fuels Corp.*	(1,143)	(3,532)
Covia Holdings Corp.*	(2,078)	(11,616)
DHT Holdings, Inc. (Marshall Islands)	(124,606)	(555,743)
Dril-Quip, Inc.*	(14,794)	(678,305)
Exterran Corp.*	(4,983)	(83,964)
Exxon Mobil Corp.	(23,948)	(1,934,998)
Forum Energy Technologies, Inc.*	(214,288)	(1,095,012)
Green Plains, Inc.	(102,638)	(1,712,002)
KLX Energy Services Holdings, Inc.*	(542)	(13,626)
Liberty Oilfield Services, Inc., Class A	(62,562)	(962,829)
Marathon Petroleum Corp.	(48,316)	(2,891,713)
McDermott International, Inc. (Panama)*	(182,478)	(1,357,636)
NexGen Energy Ltd. (Canada)*	(17,879)	(28,964)
Nine Energy Service, Inc.*	(16,879)	(382,309)
Noble Corp. PLC (United Kingdom)*	(269,869)	(774,524)
Oil States International, Inc.*	(21,447)	(363,741)
Par Pacific Holdings, Inc.*	(34,810)	(619,966)
Rowan Cos. PLC, Class A (United Kingdom)*	(215,086)	(2,320,778)
Seadrill Ltd. (Bermuda)*	(1,175)	(9,764)
Select Energy Services, Inc., Class A*	(46,573)	(559,807)
Ship Finance International Ltd. (Bermuda)	(139,828)	(1,725,478)
Solaris Oilfield Infrastructure, Inc., Class A	(100,080)	(1,645,315)
Suncor Energy, Inc. (Canada)	(19,292)	(625,640)
Superior Energy Services, Inc.*	(66,184)	(309,079)
Targa Resources Corp.	(94,933)	(3,944,466)
TransCanada Corp. (Canada)	(2,643)	(118,776)

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)*	(321,334)	$(2,798,819)
Unit Corp.*	(4,401)	(62,670)
US Silica Holdings, Inc.	(249,008)	(4,322,779)
Valero Energy Corp.	(45,857)	(3,890,049)

		(38,251,099)

Food & Staples Retailing — (0.9)%
Costco Wholesale Corp.	(777)	(188,143)
Ingles Markets, Inc., Class A	(5,433)	(150,059)
Performance Food Group Co.*	(73,946)	(2,931,219)
PriceSmart, Inc.	(28,716)	(1,690,798)
Rite Aid Corp.*	(1,342,174)	(852,280)
Sprouts Farmers Market, Inc.*	(33,326)	(717,842)
United Natural Foods, Inc.*	(159,475)	(2,108,261)

		(8,638,602)

Food, Beverage & Tobacco — (3.7)%
Brown-Forman Corp., Class B	(30,971)	(1,634,649)
Bunge Ltd. (Bermuda)	(46,433)	(2,464,199)
Calavo Growers, Inc.	(26,585)	(2,229,152)
Coca-Cola Consolidated, Inc.	(5,180)	(1,490,959)
Conagra Brands, Inc.	(53,030)	(1,471,052)
Cott Corp. (Canada)	(83,806)	(1,224,406)
Darling Ingredients, Inc.*	(121,343)	(2,627,076)
Flowers Foods, Inc.	(170,419)	(3,633,333)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(31,193)	(843,147)
Freshpet, Inc.*	(40,363)	(1,706,951)
Hain Celestial Group, Inc. (The)*	(100,046)	(2,313,064)
Hostess Brands, Inc.*	(34,602)	(432,525)
J&J Snack Foods Corp.	(8,743)	(1,388,738)
John B. Sanfilippo & Son, Inc.	(1,464)	(105,218)
Lancaster Colony Corp.	(2,706)	(424,003)
MGP Ingredients, Inc.	(36,909)	(2,847,529)
National Beverage Corp.	(3,102)	(179,078)
Primo Water Corp.*	(37,077)	(573,210)
Sanderson Farms, Inc.	(53,887)	(7,104,462)
Simply Good Foods Co. (The)*	(18,101)	(372,700)
Turning Point Brands, Inc.	(7,111)	(327,746)

		(35,393,197)

Health Care Equipment & Services — (4.3)%
Acadia Healthcare Co., Inc.*	(114,898)	(3,367,660)
Addus HomeCare Corp.*	(19,492)	(1,239,496)
Align Technology, Inc.*	(2,860)	(813,184)
AMN Healthcare Services, Inc.*	(5,564)	(262,009)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AngioDynamics, Inc.*	(1,898)	$(43,388)
Antares Pharma, Inc.*	(9,907)	(30,018)
AtriCure, Inc.*	(20,288)	(543,516)
Axogen, Inc.*	(59,193)	(1,246,605)
Axonics Modulation Technologies, Inc.*	(1,033)	(24,740)
BioTelemetry, Inc.*	(970)	(60,741)
Brookdale Senior Living, Inc.*	(125,038)	(822,750)
Cantel Medical Corp.	(11,117)	(743,616)
Cardiovascular Systems, Inc.*	(12,568)	(485,879)
Castlight Health, Inc., Class B*	(3,234)	(12,129)
Chemed Corp.	(2,190)	(700,953)
Cigna Corp.	(39,040)	(6,278,413)
Diplomat Pharmacy, Inc.*	(158,529)	(921,053)
Ensign Group, Inc. (The)	(13,506)	(691,372)
Evolent Health, Inc., Class A*	(148,352)	(1,866,268)
Glaukos Corp.*	(16,215)	(1,270,770)
Guardant Health, Inc.*	(11,644)	(893,095)
HealthStream, Inc.*	(3,622)	(101,633)
Inspire Medical Systems, Inc.*	(20,036)	(1,137,644)
Insulet Corp.*	(22,668)	(2,155,500)
iRhythm Technologies, Inc.*	(20,106)	(1,507,146)
Medidata Solutions, Inc.*	(1,134)	(83,054)
Merit Medical Systems, Inc.*	(4,544)	(280,956)
National Research Corp.	(3,282)	(126,685)
Neogen Corp.*	(162)	(9,297)
Nevro Corp.*	(88,431)	(5,527,822)
OraSure Technologies, Inc.*	(25,308)	(282,184)
PetIQ, Inc.*	(62,766)	(1,971,480)
Providence Service Corp. (The)*	(5,719)	(381,000)
RadNet, Inc.*	(40,484)	(501,597)
Senseonics Holdings, Inc.*	(218,962)	(536,457)
STAAR Surgical Co.*	(16,398)	(560,648)
Surgery Partners, Inc.*	(28,989)	(326,996)
Surmodics, Inc.*	(2,207)	(95,960)
Teladoc Health, Inc.*	(11,036)	(613,602)
US Physical Therapy, Inc.	(6,886)	(723,237)
ViewRay, Inc.*	(194,030)	(1,433,882)
Vocera Communications, Inc.*	(26,088)	(825,163)

		(41,499,598)

Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(31,049)	(721,889)
Coty, Inc., Class A	(199,214)	(2,290,961)
Energizer Holdings, Inc.	(20,588)	(925,019)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Revlon, Inc., Class A*	(426)	$(8,256)
Spectrum Brands Holdings, Inc.	(30,572)	(1,674,734)
WD-40 Co.	(10,265)	(1,739,302)

		(7,360,161)

Materials — (3.5)%
A. Schulman, Inc. CVR(c)	(6,743)	(3,527)
Albemarle Corp.	(43,091)	(3,532,600)
AptarGroup, Inc.	(6,765)	(719,728)
Balchem Corp.	(1,643)	(152,470)
Cabot Corp.	(51,927)	(2,161,721)
Chase Corp.	(1,412)	(130,666)
DowDuPont, Inc.	(41,200)	(2,196,372)
Element Solutions, Inc.*	(151,118)	(1,526,292)
Ferro Corp.*	(28,117)	(532,255)
GCP Applied Technologies, Inc.*	(45,349)	(1,342,330)
Graphic Packaging Holding Co.	(86,095)	(1,087,380)
Huntsman Corp.	(69,099)	(1,554,037)
Ingevity Corp.*	(2,032)	(214,600)
Innophos Holdings, Inc.	(18,954)	(571,274)
International Flavors & Fragrances, Inc.	(24,751)	(3,187,681)
Linde PLC (Ireland)	(10,948)	(1,926,082)
Louisiana-Pacific Corp.	(9,461)	(230,659)
LyondellBasell Industries NV, Class A (Netherlands)	(16,310)	(1,371,345)
Minerals Technologies, Inc.	(4,669)	(274,491)
PH Glatfelter Co.	(36,612)	(516,961)
PQ Group Holdings, Inc.*	(11,191)	(169,767)
Quaker Chemical Corp.	(947)	(189,713)
Rayonier Advanced Materials, Inc.	(21,782)	(295,364)
Schweitzer-Mauduit International, Inc.	(890)	(34,461)
Sensient Technologies Corp.	(17,073)	(1,157,379)
Sonoco Products Co.	(10,845)	(667,293)
Summit Materials, Inc., Class A*	(5,249)	(83,302)
Tredegar Corp.	(23)	(371)
Tronox Holdings PLC, Class A (United Kingdom)	(158,681)	(2,086,655)
US Concrete, Inc.*	(34,637)	(1,434,665)
Valvoline, Inc.	(68,567)	(1,272,604)
Venator Materials PLC (United Kingdom)*	(48,400)	(272,008)
Vulcan Materials Co.	(13,655)	(1,616,752)
Westrock Co.	(32,329)	(1,239,817)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WR Grace & Co.	(3,310)	$(258,312)

		(34,010,934)

Media & Entertainment — (3.4)%
AMC Entertainment Holdings, Inc., Class A	(11,679)	(173,433)
Boston Omaha Corp., Class A*	(3,244)	(80,905)
Cable One, Inc.	(425)	(417,086)
Care.com, Inc.*	(13,498)	(266,720)
Cargurus, Inc.*	(1,667)	(66,780)
CBS Corp., Class B, non-voting shares	(121,325)	(5,766,577)
Charter Communications, Inc., Class A*	(4,182)	(1,450,778)
comScore, Inc.*	(12,204)	(247,131)
Entercom Communications Corp., Class A	(116,954)	(614,008)
Eventbrite, Inc., Class A*	(4,129)	(79,153)
EW Scripps Co. (The), Class A	(36,960)	(776,160)
Lions Gate Entertainment Corp., Class B (Canada)	(26,871)	(405,752)
Live Nation Entertainment, Inc.*	(5,759)	(365,927)
Madison Square Garden Co. (The), Class A*	(5,887)	(1,725,656)
Meredith Corp.	(11,969)	(661,407)
National CineMedia, Inc.	(19,608)	(138,236)
New York Times Co. (The), Class A	(134,394)	(4,414,843)
Sirius XM Holdings, Inc.	(110,877)	(628,673)
Snap, Inc., Class A*	(328,800)	(3,623,376)
Take-Two Interactive Software, Inc.*	(11,936)	(1,126,400)
TrueCar, Inc.*	(189,307)	(1,256,998)
WideOpenWest, Inc.*	(52,051)	(473,664)
Yelp, Inc.*	(77,465)	(2,672,542)
Zillow Group, Inc., Class C*	(107,170)	(3,723,086)
Zynga, Inc., Class A*	(193,807)	(1,032,991)

		(32,188,282)

Pharmaceuticals, Biotechnology & Life Sciences — (1.5)%
Aerie Pharmaceuticals, Inc.*	(3,706)	(176,035)
Alder Biopharmaceuticals, Inc.*	(33,936)	(463,226)
Cambrex Corp.*	(64,404)	(2,502,095)
Codexis, Inc.*	(31,195)	(640,433)
Coherus Biosciences, Inc.*	(17,050)	(232,562)
Cymabay Therapeutics, Inc.*	(12,318)	(163,583)
CytomX Therapeutics, Inc.*	(1,161)	(12,481)
Dynavax Technologies Corp.*	(22,469)	(164,248)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Epizyme, Inc.*	(12,622)	$(156,387)
Esperion Therapeutics, Inc.*	(829)	(33,284)
Flexion Therapeutics, Inc.*	(46,661)	(582,329)
Intra-Cellular Therapies, Inc.*	(47,213)	(575,054)
Intrexon Corp.*	(23,833)	(125,362)
Luminex Corp.	(51,657)	(1,188,628)
MacroGenics, Inc.*	(15,596)	(280,416)
NanoString Technologies, Inc.*	(15,411)	(368,785)
NeoGenomics, Inc.*	(44,600)	(912,516)
Omeros Corp.*	(48,904)	(849,462)
Pacific Biosciences of California, Inc.*	(345,314)	(2,496,620)
Portola Pharmaceuticals, Inc.*	(1,794)	(62,252)
Quanterix Corp.*	(523)	(13,509)
Radius Health, Inc.*	(20,753)	(413,815)
Revance Therapeutics, Inc.*	(31,367)	(494,344)
TherapeuticsMD, Inc.*	(83,778)	(407,999)
Theravance Biopharma, Inc. (Cayman Islands)*	(35,537)	(805,624)
WaVe Life Sciences Ltd. (Singapore)*	(750)	(29,139)

		(14,150,188)

Retailing — (4.3)%
Aaron’s, Inc.	(39,227)	(2,063,340)
Abercrombie & Fitch Co., Class A	(41,608)	(1,140,475)
At Home Group, Inc.*	(111,745)	(1,995,766)
Barnes & Noble, Inc.	(4,316)	(23,436)
Big Lots, Inc.	(129,999)	(4,942,562)
Burlington Stores, Inc.*	(4,840)	(758,331)
Caleres, Inc.	(51,875)	(1,280,794)
Camping World Holdings, Inc., Class A	(20,639)	(287,088)
CarMax, Inc.*	(30,315)	(2,115,987)
Carvana Co.*	(46,457)	(2,697,293)
Chico’s FAS, Inc.	(206,432)	(881,465)
Children’s Place, Inc. (The)	(25,331)	(2,464,200)
Designer Brands, Inc.	(67,875)	(1,508,182)
Duluth Holdings, Inc., Class B*	(8,528)	(203,308)
Farfetch Ltd., Class A (Cayman Islands)*	(4,564)	(122,817)
Five Below, Inc.*	(17,494)	(2,173,631)
Floor & Decor Holdings, Inc., Class A*	(56,212)	(2,317,059)
Funko, Inc., Class A*	(43,968)	(954,985)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
GrubHub, Inc.*	(2,755)	$(191,390)
Guess?, Inc.	(119,202)	(2,336,359)
Kohl’s Corp.	(8,976)	(617,280)
L Brands, Inc.	(22,386)	(617,406)
Lands’ End, Inc.*	(15,142)	(251,509)
Lithia Motors, Inc., Class A	(8,685)	(805,534)
LKQ Corp.*	(24,471)	(694,487)
Michaels Cos., Inc. (The)*	(10,361)	(118,323)
Monro, Inc.	(6,200)	(536,424)
National Vision Holdings, Inc.*	(32,130)	(1,009,846)
Nordstrom, Inc.	(40,037)	(1,776,842)
Ollie’s Bargain Outlet Holdings, Inc.*	(7,662)	(653,798)
Party City Holdco, Inc.*	(156,290)	(1,240,943)
Penske Automotive Group, Inc.	(24,563)	(1,096,738)
Quotient Technology, Inc.*	(29,234)	(288,540)
Shutterfly, Inc.*	(14,966)	(608,218)
Sonic Automotive, Inc., Class A	(858)	(12,707)
Stitch Fix, Inc., Class A*	(10,524)	(297,093)
Ulta Beauty, Inc.*	(342)	(119,266)

		(41,203,422)

Semiconductors & Semiconductor Equipment — (2.6)%
Ambarella, Inc. (Cayman Islands)*	(130,218)	(5,625,418)
Brooks Automation, Inc.	(66,519)	(1,951,002)
Cabot Microelectronics Corp.	(10,286)	(1,151,621)
CEVA, Inc.*	(14,745)	(397,525)
Cohu, Inc.	(2,372)	(34,987)
First Solar, Inc.*	(19,529)	(1,031,912)
FormFactor, Inc.*	(101,337)	(1,630,512)
Inphi Corp.*	(65,822)	(2,879,054)
MACOM Technology Solutions Holdings, Inc.*	(57,583)	(962,212)
MaxLinear, Inc.*	(78,578)	(2,006,096)
Photronics, Inc.*	(26,398)	(249,461)
Rambus, Inc.*	(119,518)	(1,248,963)
Rudolph Technologies, Inc.*	(10,201)	(232,583)
Synaptics, Inc.*	(90,446)	(3,595,228)
Universal Display Corp.	(9,893)	(1,512,145)
Xperi Corp.	(22,514)	(526,828)

		(25,035,547)

Software & Services — (5.4)%
8x8, Inc.*	(125,230)	(2,529,646)
Alliance Data Systems Corp.	(3,375)	(590,559)
Appian Corp.*	(23,227)	(799,706)
Avalara, Inc.*	(15,989)	(892,026)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Benefitfocus, Inc.*	(15,116)	$(748,544)
Black Knight, Inc.*	(15,770)	(859,465)
BlackBerry Ltd. (Canada)*	(125,943)	(1,270,765)
Box, Inc., Class A*	(118,471)	(2,287,675)
Broadridge Financial Solutions, Inc.	(2,109)	(218,682)
CACI International, Inc., Class A*	(11,762)	(2,140,919)
Carbon Black, Inc.*	(48,460)	(676,017)
Cloudera, Inc.*	(316,040)	(3,457,478)
CoreLogic, Inc.*	(6,642)	(247,481)
CSG Systems International, Inc.	(20,279)	(857,802)
DocuSign, Inc.*	(30,680)	(1,590,451)
Domo, Inc., Class B*	(31,186)	(1,257,731)
Ellie Mae, Inc.*	(403)	(39,772)
Exela Technologies, Inc.*	(11,161)	(37,278)
FireEye, Inc.*	(222,011)	(3,727,565)
Fiserv, Inc.*	(5,432)	(479,537)
ForeScout Technologies, Inc.*	(34,041)	(1,426,658)
Global Payments, Inc.	(29,113)	(3,974,507)
Guidewire Software, Inc.*	(13,383)	(1,300,292)
Hackett Group, Inc. (The)	(5,225)	(82,555)
I3 Verticals, Inc., Class A*	(1,687)	(40,522)
Instructure, Inc.*	(27,090)	(1,276,481)
ManTech International Corp., Class A	(8,244)	(445,341)
MAXIMUS, Inc.	(27,982)	(1,986,162)
MobileIron, Inc.*	(8,169)	(44,684)
Nutanix, Inc., Class A*	(50,754)	(1,915,456)
OneSpan, Inc.*	(6,104)	(117,319)
Pivotal Software, Inc., Class A*	(94,615)	(1,972,723)
Presidio, Inc.	(8,627)	(127,680)
PROS Holdings, Inc.*	(50,176)	(2,119,434)
Science Applications International Corp.	(1,907)	(146,744)
Square, Inc., Class A*	(12,830)	(961,224)
Switch, Inc., Class A	(279,928)	(2,886,058)
Tenable Holdings, Inc.*	(35,627)	(1,127,951)
TiVo Corp.	(109,263)	(1,018,331)
Travelport Worldwide Ltd. (Bermuda)	(82,452)	(1,296,970)
WEX, Inc.*	(898)	(172,407)
Workiva, Inc.*	(13,765)	(697,887)
Worldpay, Inc., Class A*	(3,781)	(429,145)
Yext, Inc.*	(18,277)	(399,535)
Zuora, Inc., Class A*	(49,373)	(988,941)

		(51,664,106)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (4.1)%
3D Systems Corp.*	(210,291)	$(2,262,731)
ADTRAN, Inc.	(19,480)	(266,876)
Benchmark Electronics, Inc.	(50,853)	(1,334,891)
CalAmp Corp.*	(18,269)	(229,824)
Celestica, Inc. (Canada)*	(47,233)	(399,119)
Ciena Corp.*	(4,597)	(171,652)
Cognex Corp.	(12,029)	(611,795)
Comtech Telecommunications Corp.	(8,827)	(204,963)
Control4 Corp.*	(13,383)	(226,574)
Cray, Inc.*	(6,589)	(171,643)
Dolby Laboratories, Inc., Class A	(23,429)	(1,475,324)
Electronics For Imaging, Inc.*	(32,319)	(869,381)
ePlus, Inc.*	(4,246)	(375,941)
Extreme Networks, Inc.*	(92,793)	(695,020)
FARO Technologies, Inc.*	(9,724)	(426,981)
Finisar Corp.*	(58,217)	(1,348,888)
Fitbit, Inc., Class A*	(366,895)	(2,172,018)
II-VI, Inc.*	(2,634)	(98,090)
Infinera Corp.*	(651,938)	(2,829,411)
Littelfuse, Inc.	(4,921)	(897,984)
Lumentum Holdings, Inc.(a)*	(78,386)	(4,431,944)
Methode Electronics, Inc.	(6,798)	(195,646)
NetScout Systems, Inc.*	(132,980)	(3,732,749)
nLight, Inc.*	(46,921)	(1,045,400)
Plexus Corp.*	(27,534)	(1,678,197)
Pure Storage, Inc., Class A*	(22,595)	(492,345)
Quantenna Communications, Inc.*	(5,544)	(134,886)
Rogers Corp.*	(6,644)	(1,055,599)
Sanmina Corp.*	(67,974)	(1,961,050)
ScanSource, Inc.*	(5,420)	(194,144)
Sierra Wireless, Inc. (Canada)*	(13,028)	(161,156)
Stratasys Ltd. (Israel)*	(36,884)	(878,577)
SYNNEX Corp.	(28,096)	(2,680,077)
TTM Technologies, Inc.*	(118,475)	(1,389,712)
ViaSat, Inc.*	(31,300)	(2,425,750)

		(39,526,338)

Telecommunication Services — (0.6)%
ATN International, Inc.	(11,232)	(633,372)
Bandwidth, Inc., Class A*	(3,954)	(264,760)
Boingo Wireless, Inc.*	(109,809)	(2,556,354)
Cincinnati Bell, Inc.*	(34,029)	(324,637)
Consolidated Communications Holdings, Inc.	(91,657)	(999,978)
Iridium Communications, Inc.*	(23,980)	(634,031)

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
ORBCOMM, Inc.*	(79,294)	$(537,613)
pdvWireless, Inc.*	(1,923)	(67,613)

		(6,018,358)

Transportation — (3.0)%
Air Transport Services Group, Inc.*	(105,890)	(2,440,764)
Alaska Air Group, Inc.	(53,367)	(2,994,956)
Allegiant Travel Co.	(11,561)	(1,496,803)
Atlas Air Worldwide Holdings, Inc.*	(46,850)	(2,368,736)
Canadian National Railway Co. (Canada)	(31,797)	(2,845,196)
Canadian Pacific Railway Ltd. (Canada)	(6,656)	(1,371,336)
Hawaiian Holdings, Inc.	(77,819)	(2,042,749)
Hub Group, Inc., Class A*	(2,956)	(120,753)
JB Hunt Transport Services, Inc.	(6,713)	(679,960)
JetBlue Airways Corp.*	(18,095)	(296,034)
Matson, Inc.	(16,138)	(582,420)
Ryder System, Inc.	(81,876)	(5,075,493)
Saia, Inc.*	(16,141)	(986,215)
SkyWest, Inc.	(49,054)	(2,663,142)
Spirit Airlines, Inc.*	(17,426)	(921,138)
Werner Enterprises, Inc.	(57,345)	(1,958,332)

		(28,844,027)

TOTAL COMMON STOCK (Proceeds $640,234,549)		(577,147,734)

Value
TOTAL SECURITIES SOLD SHORT - (60.1)%	$(577,147,734)

(Proceeds $640,234,549)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.8%	382,377,396

NET ASSETS - 100.0%	$960,412,778

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
(c)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR     Contingent Value Rights

PLC      Public Limited Company

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.5%
COMMON STOCKS — 172.5%
Automobiles & Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(a)*	119,410	$1,708,757
Aptiv PLC (Jersey)†	24,207	1,924,214
BorgWarner, Inc.(a)	47,885	1,839,263
Dana, Inc.†	100,965	1,791,119
Delphi Technologies PLC (Jersey)(a)	27,986	539,010
Fiat Chrysler Automobiles NV (Netherlands)(a)*	84,141	1,249,494
Garrett Motion, Inc.*	16,168	238,155
General Motors Co.†(b)	108,005	4,006,986
Lear Corp.(b)	8,464	1,148,649
Magna International, Inc. (Canada)	4,099	199,580
Tenneco, Inc., Class A(a)	20,580	456,053
Thor Industries, Inc.	1,468	91,559

		15,192,839

Capital Goods — 25.2%
3M Co.†(a)(b)	31,573	6,560,238
A.O. Smith Corp.†(a)	31,886	1,700,162
Acuity Brands, Inc.	701	84,127
AECOM(a)*	4,501	133,545
AGCO Corp.	7,160	497,978
Allegion PLC (Ireland)	4,045	366,922
Allison Transmission Holdings, Inc.(b)	74,010	3,324,529
Altra Industrial Motion Corp.†	42,148	1,308,695
AMETEK, Inc.†	12,833	1,064,754
Applied Industrial Technologies, Inc.(b)	4,144	246,444
Arconic, Inc.†	115,838	2,213,664
Armstrong World Industries, Inc.(b)	2,286	181,554
Atkore International Group, Inc.*	7,399	159,300
AZZ, Inc.	2,018	82,597
BMC Stock Holdings, Inc.(a)*	16,562	292,651
Boeing Co. (The)†(b)	7,346	2,801,911
Carlisle Cos., Inc.(a)	1,436	176,082
Caterpillar, Inc.†(a)	31,570	4,277,419
Colfax Corp.(a)*	82,108	2,436,965
Columbus McKinnon Corp.(a)	1,517	52,109
Comfort Systems USA, Inc.	3,049	159,737
Continental Building Products, Inc.†(a)*	26,532	657,728
Crane Co.†	14,660	1,240,529
Cummins, Inc.†(b)	35,940	5,673,848
Curtiss-Wright Corp.	5,703	646,378

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.†	2,737	$437,482
Dover Corp.†	33,586	3,150,367
Eaton Corp. PLC (Ireland)†(b)	84,483	6,805,950
EMCOR Group, Inc.(a)	11,315	826,900
Emerson Electric Co.†(b)	31,034	2,124,898
Encore Wire Corp.	531	30,384
Fluor Corp.(a)	33,780	1,243,104
Fortive Corp.†(a)	47,101	3,951,303
Fortune Brands Home & Security, Inc.†(b)	27,331	1,301,229
Gardner Denver Holdings, Inc.†*	73,333	2,039,391
Generac Holdings, Inc.(b)*	11,089	568,089
General Dynamics Corp.	44,272	7,494,364
General Electric Co.†	4,696	46,913
Gibraltar Industries, Inc.†(a)*	6,207	252,066
Global Brass & Copper Holdings, Inc.	1,203	41,431
GrafTech International Ltd.(a)	174,612	2,233,287
Great Lakes Dredge & Dock Corp.*	78	695
Harsco Corp.(b)*	54,691	1,102,571
HD Supply Holdings, Inc.*	705	30,562
Hexcel Corp.	8,970	620,365
Hillenbrand, Inc.†	29,857	1,239,961
Honeywell International, Inc.(a)	71,241	11,321,620
Hubbell, Inc.(a)	18,518	2,184,754
Illinois Tool Works, Inc.(a)(b)	39,355	5,648,623
Ingersoll-Rand PLC (Ireland)†	55,628	6,005,043
ITT, Inc.	13,777	799,066
Johnson Controls International PLC (Ireland)	130,275	4,812,359
Kaman Corp.(a)	1,074	62,765
KBR, Inc.(a)	22,226	424,294
L3 Technologies, Inc.(b)	9,081	1,874,046
Lincoln Electric Holdings, Inc.†	1,639	137,463
Lockheed Martin Corp.†(b)	17,713	5,316,734
Manitowoc Co., Inc. (The)†(a)*	49,338	809,637
Masco Corp.†	113,750	4,471,513
MasTec, Inc.*	969	46,609
Milacron Holdings Corp.*	24,883	281,676
National Presto Industries, Inc.(a)	1,425	154,684
Northrop Grumman Corp.(a)	18,726	5,048,530
nVent Electric PLC (Ireland)†	20,920	564,422
Oshkosh Corp.(a)(b)	2,993	224,864
Parker-Hannifin Corp.(b)	12,648	2,170,650
Pentair PLC (Ireland)†	21,968	977,796

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.	2,290	$86,425
Raytheon Co.†(b)	53,623	9,763,676
Regal Beloit Corp.(a)	5,046	413,116
Rexnord Corp.†(a)*	22,865	574,826
Rockwell Automation, Inc.(b)	2,533	444,440
Snap-on, Inc.(a)	9,978	1,561,757
Spirit AeroSystems Holdings, Inc., Class A(a)	20,102	1,839,936
SPX FLOW, Inc.†*	14,106	449,981
Stanley Black & Decker, Inc.(a)	21,772	2,964,693
Systemax, Inc.	12,646	286,305
Teledyne Technologies, Inc.†*	10,902	2,583,883
Tennant Co.	1	62
Textron, Inc.†	42,748	2,165,614
TransDigm Group, Inc.*	3,230	1,466,388
TriMas Corp.*	9,546	288,576
Univar, Inc.(a)*	35,295	782,137
Watts Water Technologies, Inc., Class A(a)	4,079	329,665
WESCO International, Inc.*	11,986	635,378
WW Grainger, Inc.(a)	15,292	4,601,822

		156,457,006

Commercial & Professional Services — 5.0%
Brink’s Co. (The)(a)	3,958	298,473
CBIZ, Inc.*	5,771	116,805
Cintas Corp.(b)	7,583	1,532,600
Clean Harbors, Inc.*	11,145	797,202
Copart, Inc.†*	23,085	1,398,720
Deluxe Corp.†	28,741	1,256,557
FTI Consulting, Inc.†(a)*	35,412	2,720,350
Heidrick & Struggles International, Inc.	5,962	228,523
Huron Consulting Group, Inc.*	2,083	98,359
ICF International, Inc.†	1,082	82,319
Kforce, Inc.	2,919	102,515
Korn Ferry†(a)	8,740	391,377
ManpowerGroup, Inc.†	27,553	2,278,358
Navigant Consulting, Inc.(a)	24,087	468,974
Nielsen Holdings PLC (United Kingdom)†	50,629	1,198,388
Quad/Graphics, Inc.(a)	2,552	30,369
Republic Services, Inc.†(b)	94,473	7,593,740
Robert Half International, Inc.†(a)	46,692	3,042,451
SP Plus Corp.†*	5,400	184,248

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Steelcase, Inc., Class A	795	$11,567
Tetra Tech, Inc.(b)	14,940	890,275
Thomson Reuters Corp. (Canada)	4,419	261,605
TriNet Group, Inc.*	6,467	386,339
Verisk Analytics, Inc.†(a)(b)	5,778	768,474
Waste Management, Inc.(b)	44,091	4,581,496

		30,720,084

Consumer Durables & Apparel — 5.9%
Acushnet Holdings Corp.(a)	8,398	194,330
Callaway Golf Co.(a)	33,197	528,828
Capri Holdings Ltd. (British Virgin Islands)†*	79,066	3,617,270
Carter’s, Inc.(a)	1,646	165,900
Cavco Industries, Inc.†*	438	51,478
Crocs, Inc.†(a)*	78,395	2,018,671
Deckers Outdoor Corp.†*	21,176	3,112,660
Fossil Group, Inc.(a)*	118,766	1,629,470
Garmin Ltd. (Switzerland)(b)	99,562	8,597,179
Hanesbrands, Inc.(a)	50,974	911,415
Hasbro, Inc.(a)	8,003	680,415
Helen of Troy Ltd. (Bermuda)†(a)*	9,581	1,111,013
Leggett & Platt, Inc.(a)	21,293	898,990
Newell Brands, Inc.(a)	61,779	947,690
PVH Corp.†	8,455	1,031,087
Ralph Lauren Corp.†(a)	8,907	1,155,060
Sonos, Inc.*	2,671	27,485
Sturm Ruger & Co., Inc.	4,990	264,570
Tapestry, Inc.(b)	53,932	1,752,251
TopBuild Corp.†(a)*	10,935	708,807
Under Armour, Inc., Class C(a)*	66,271	1,250,534
VF Corp.	50,656	4,402,513
Whirlpool Corp.	10,495	1,394,681

		36,452,297

Consumer Services — 5.1%
Adtalem Global Education, Inc.(a)*	10,934	506,463
BJ’s Restaurants, Inc.(a)	11,924	563,767
Boyd Gaming Corp.(b)	1,379	37,729
Brinker International, Inc.(a)	315	13,980
Career Education Corp.*	268	4,427
Carnival Corp. (Panama)(a)(b)	15,783	800,514
Choice Hotels International, Inc.(a)	9,927	771,725
Cracker Barrel Old Country Store, Inc.	3,332	538,485
Denny’s Corp.*	6	110

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dine Brands Global, Inc.(a)	2,099	$191,618
frontdoor, Inc.*	47,220	1,625,312
Graham Holdings Co., Class B†	878	599,832
Grand Canyon Education, Inc.†*	1,008	115,426
Hilton Worldwide Holdings, Inc.†	9,195	764,196
International Game Technology PLC (United Kingdom)(a)	52,940	687,691
Jack in the Box, Inc.(a)	1,126	91,274
Las Vegas Sands Corp.	8,793	536,021
McDonald’s Corp.†(b)	51,590	9,796,941
Norwegian Cruise Line Holdings Ltd. (Bermuda)(a)*	41,199	2,264,297
Planet Fitness, Inc., Class A(a)	9,901	680,397
Scientific Games Corp.(a)*	9,803	200,177
SeaWorld Entertainment, Inc.(a)*	58,945	1,518,423
Wyndham Destinations, Inc.†	1,561	63,205
Wyndham Hotels & Resorts, Inc.	16,106	805,139
Yum! Brands, Inc.†	82,302	8,214,563

		31,391,712

Energy — 4.0%
Cameco Corp. (Canada)†	14,518	171,167
Cenovus Energy, Inc. (Canada)	93,701	813,325
Chevron Corp.	5,687	700,525
CONSOL Energy, Inc.†*	9,877	337,991
Contura Energy, Inc.*	1,125	65,160
CVR Energy, Inc.†	44,428	1,830,434
Delek US Holdings, Inc.†	24,294	884,787
Diamond Offshore Drilling, Inc.(a)*	8,574	89,941
Equitrans Midstream Corp.(a)	3,933	85,661
Frank’s International NV (Netherlands)(a)*	4,088	25,386
FTS International, Inc.(a)*	67,752	677,520
Halliburton Co.†	37,699	1,104,581
Helix Energy Solutions Group, Inc.(a)*	121,052	957,521
Helmerich & Payne, Inc.	7,885	438,091
HollyFrontier Corp.	29,940	1,475,144
Kinder Morgan, Inc.†(a)	120,761	2,416,428
KLX Energy Services Holdings, Inc.(a)*	4,898	123,136
National Oilwell Varco, Inc.(a)	41,201	1,097,595
Noble Corp. PLC (United Kingdom)(a)*	162,176	465,445
Oceaneering International, Inc.(a)*	18,067	284,917
Pembina Pipeline Corp. (Canada)	7,699	283,015

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66(a)(b)	24,102	$2,293,787
Precision Drilling Corp. (Canada)*	15,164	36,242
ProPetro Holding Corp.†*	71,148	1,603,676
Renewable Energy Group, Inc.(a)*	29,009	637,038
Rowan Cos. PLC, Class A (United Kingdom)*	6,782	73,178
RPC, Inc.(a)	108,890	1,242,435
Schlumberger Ltd. (Curacao)†(b)	49,056	2,137,370
TechnipFMC PLC (United Kingdom)†	6,146	144,554
Tidewater, Inc.*	7,029	163,003
Weatherford International PLC (Ireland)*	1,317,150	919,371
Williams Cos., Inc. (The)†	40,485	1,162,729

		24,741,153

Food & Staples Retailing — 3.2%
BJ’s Wholesale Club Holdings, Inc.(a)*	4,162	114,039
Sysco Corp.†(b)	103,474	6,907,924
Walgreens Boots Alliance, Inc.(a)(b)	73,390	4,643,385
Walmart, Inc.†(b)	86,839	8,469,408

		20,134,756

Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.†	72,692	4,174,702
Archer-Daniels-Midland Co.†	67,348	2,904,719
Campbell Soup Co.(a)	37,740	1,439,026
Coca-Cola Co. (The)†(b)	61,299	2,872,471
Constellation Brands, Inc., Class A(b)	17,984	3,153,135
General Mills, Inc.†(a)	146,084	7,559,847
Hershey Co. (The)†(a)	34,420	3,952,449
Hormel Foods Corp.(a)	40,271	1,802,530
JM Smucker Co. (The)(a)	5,622	654,963
Kellogg Co.(a)(b)	16,369	939,253
Kraft Heinz Co. (The)(a)(b)	82,883	2,706,130
McCormick & Co., Inc., non-voting shares(a)	24,384	3,672,962
Mondelez International, Inc., Class A†(b)	72,882	3,638,269
Monster Beverage Corp.*	17,924	978,292
PepsiCo, Inc.†	74,075	9,077,891
Philip Morris International, Inc.†	50,514	4,464,932
Pilgrim’s Pride Corp.†*	38,899	867,059
Post Holdings, Inc.*	563	61,592
TreeHouse Foods, Inc.*	15,286	986,711

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A(b)	58,206	$4,041,243
Universal Corp.†	5,119	295,008

		60,243,184

Health Care Equipment & Services — 10.2%
Abbott Laboratories†	45,149	3,609,211
Allscripts Healthcare Solutions, Inc.(a)*	52,577	501,585
Avanos Medical, Inc.(a)(b)*	10,466	446,689
Baxter International, Inc.	9,377	762,444
Boston Scientific Corp.*	7,937	304,622
Brookdale Senior Living, Inc.*	66,555	437,932
Cardinal Health, Inc.(a)(b)	53,664	2,583,922
Cerner Corp.†*	20,896	1,195,460
CONMED Corp.†	6,193	515,134
Cooper Cos., Inc. (The)	296	87,666
CryoLife, Inc.(a)*	3,222	93,986
CVS Health Corp.†	66,033	3,561,160
Danaher Corp.(a)(b)	7,399	976,816
DENTSPLY SIRONA, Inc.(a)(b)	48,304	2,395,395
Globus Medical, Inc., Class A†*	61,331	3,030,365
Haemonetics Corp.(b)*	11,781	1,030,602
HCA Healthcare, Inc.†	31,045	4,047,647
Henry Schein, Inc.(a)*	16,395	985,503
Hill-Rom Holdings, Inc.†	16,396	1,735,681
HMS Holdings Corp.†*	61,722	1,827,588
Integer Holdings Corp.†*	41,190	3,106,550
Integra LifeSciences Holdings Corp.(a)*	24,211	1,349,037
Laboratory Corp. of America Holdings†*	21,253	3,251,284
LivaNova PLC (United Kingdom)†*	17,003	1,653,542
Masimo Corp.†*	9,358	1,294,024
MEDNAX, Inc.†(a)*	23,366	634,854
Medtronic PLC (Ireland)†	110,453	10,060,059
Meridian Bioscience, Inc.†	2,830	49,836
Natus Medical, Inc.*	3,950	100,251
NextGen Healthcare, Inc.(a)*	29,981	504,580
NuVasive, Inc.*	2,647	150,323
Omnicell, Inc.*	4,480	362,163
Quest Diagnostics, Inc.†(b)	15,124	1,359,950
ResMed, Inc.(b)	3,958	411,513
STERIS PLC (Ireland)†(a)	11,850	1,517,156
Tabula Rasa HealthCare, Inc.(a)*	2,048	115,548
Tenet Healthcare Corp.(a)*	65,717	1,895,278

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.†(a)*	41,998	$737,485
Varex Imaging Corp.*	644	21,819
Varian Medical Systems, Inc.(b)*	11,404	1,616,175
Veeva Systems, Inc., Class A*	8,990	1,140,471
West Pharmaceutical Services, Inc.	1,261	138,962
Zimmer Biomet Holdings, Inc.†	12,299	1,570,582

		63,170,850

Household & Personal Products — 4.9%
Avon Products, Inc.(a)*	128,195	376,893
Church & Dwight Co., Inc.(a)(b)	67,748	4,825,690
Clorox Co. (The)†(b)	16,873	2,707,442
Colgate-Palmolive Co.†	67,147	4,602,255
Edgewell Personal Care Co.(a)*	20,864	915,721
elf Beauty, Inc.*	366	3,880
Energizer Holdings, Inc.(a)	8,299	372,874
Inter Parfums, Inc.	480	36,418
Kimberly-Clark Corp.†	47,011	5,824,663
Procter & Gamble Co. (The)†	106,063	11,035,855

		30,701,691

Materials — 4.1%
AdvanSix, Inc.*	241	6,885
Air Products & Chemicals, Inc.(a)	2,621	500,506
Ashland Global Holdings, Inc.†	1,709	133,524
Celanese Corp.(b)	731	72,084
CF Industries Holdings, Inc.†(a)	35,175	1,437,954
Chemours Co. (The)(a)	65,446	2,431,973
Crown Holdings, Inc.*	3,946	215,333
Domtar Corp.†	31,920	1,584,828
Eagle Materials, Inc.(a)	12,455	1,049,956
Eastman Chemical Co.	17,532	1,330,328
FMC Corp.†	5,458	419,284
FutureFuel Corp.	9,952	133,357
Greif, Inc., Class A	2,345	96,731
H.B. Fuller Co.(a)	38,914	1,892,777
Innospec, Inc.	2,547	212,292
International Paper Co.(a)	23,276	1,076,981
Koppers Holdings, Inc.*	771	20,031
Kraton Corp.*	29,191	939,366
Kronos Worldwide, Inc.(a)	25,152	352,631
Livent Corp.*	696	8,547
Methanex Corp. (Canada)†	55,360	3,147,770
Minerals Technologies, Inc.†	7,860	462,089
Norbord, Inc. (Canada)	14,074	387,739

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nutrien Ltd. (Canada)	25,608	$1,351,078
PolyOne Corp.(a)	33,874	992,847
RPM International, Inc.(a)(b)	36,485	2,117,589
Schweitzer-Mauduit International, Inc.(a)	1,742	67,450
Scotts Miracle-Gro Co. (The)(a)	10,677	838,999
Stepan Co.	19	1,663
Verso Corp., Class A†(a)*	66,376	1,421,774
Westlake Chemical Corp.†(b)	13,292	901,995

		25,606,361

Media & Entertainment — 11.1%
Activision Blizzard, Inc.	54,311	2,472,780
Alphabet, Inc., Class A†(b)*	12,790	15,052,423
Cars.com, Inc.(a)*	63,683	1,451,972
Comcast Corp., Class A†	134,550	5,379,309
Discovery, Inc., Class A(a)*	66,505	1,796,965
DISH Network Corp., Class A†(b)*	80,895	2,563,563
Electronic Arts, Inc.†*	43,553	4,426,291
Facebook, Inc., Class A†*	35,010	5,835,817
Fox Corp., Class A*	8,105	297,535
Gannett Co., Inc.(a)	25,429	268,022
Gray Television, Inc.†*	73,865	1,577,756
IAC/InterActiveCorp.†*	8,372	1,759,041
Interpublic Group of Cos., Inc. (The)†(a)	125,586	2,638,562
Marcus Corp. (The)	5,947	238,177
MSG Networks, Inc., Class A†(a)*	48,163	1,047,545
New Media Investment Group, Inc.(a)	7,289	76,534
News Corp., Class A(b)	143,551	1,785,774
Omnicom Group, Inc.(a)	48,766	3,559,430
QuinStreet, Inc.(a)*	34,658	464,071
TEGNA, Inc.(a)	83,793	1,181,481
Tribune Media Co., Class A	2,389	110,228
TripAdvisor, Inc.(a)*	20,530	1,056,268
Viacom, Inc., Class B†	61,810	1,735,007
Walt Disney Co. (The)†	111,313	12,359,082

		69,133,633

Pharmaceuticals, Biotechnology & Life Sciences — 12.3%
AbbVie, Inc.(b)	28,427	2,290,932
Agilent Technologies, Inc.†	4,484	360,424
Amgen, Inc.†	22,464	4,267,711
Amneal Pharmaceuticals, Inc.(a)*	2,457	34,816
Biogen, Inc.†*	17,231	4,073,064

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bio-Rad Laboratories, Inc., Class A*	1,064	$325,244
Bristol-Myers Squibb Co.†(a)	81,662	3,896,094
Bruker Corp.†	32,582	1,252,452
Celgene Corp.†(b)*	129,911	12,255,804
Charles River Laboratories International, Inc.*	3,733	542,218
Eagle Pharmaceuticals, Inc.*	159	8,028
Eli Lilly & Co.	33,474	4,343,586
Exact Sciences Corp.(a)*	42,971	3,722,148
Exelixis, Inc.(a)*	9,141	217,556
Genomic Health, Inc.*	3,336	233,687
Gilead Sciences, Inc.(b)	36,979	2,404,005
Innoviva, Inc.(a)*	79,525	1,115,736
Johnson & Johnson†	19,123	2,673,204
Ligand Pharmaceuticals, Inc.(a)*	2,147	269,899
Mallinckrodt PLC (Ireland)*	6,745	146,636
Medpace Holdings, Inc.†*	33,249	1,960,694
Merck & Co., Inc.†	128,975	10,726,851
Mettler-Toledo International, Inc.*	312	225,576
Mylan NV (Netherlands)†*	58,159	1,648,226
Neurocrine Biosciences, Inc.*	11	969
Pfizer, Inc.†	234,744	9,969,578
PRA Health Sciences, Inc.(b)*	13,804	1,522,443
QIAGEN NV (Netherlands)*	716	29,127
Regeneron Pharmaceuticals, Inc.†*	7,034	2,888,301
Supernus Pharmaceuticals, Inc.(a)*	3,647	127,791
Thermo Fisher Scientific, Inc.	5,032	1,377,359
Waters Corp.†*	2,544	640,350
Zoetis, Inc.†	6,356	639,859

		76,190,368

Retailing — 18.1%
1-800-Flowers.com, Inc., Class A*	501	9,133
Advance Auto Parts, Inc.†(b)	54,994	9,378,127
Amazon.com, Inc.†*	10,183	18,133,377
Asbury Automotive Group, Inc.(a)*	5,020	348,187
AutoZone, Inc.†(a)(b)*	12,238	12,533,181
Bed Bath & Beyond, Inc.(a)	71,807	1,220,001
Best Buy Co., Inc.(b)	16,804	1,194,092
Booking Holdings, Inc.†*	2,536	4,425,092
Boot Barn Holdings, Inc.(a)*	6,660	196,070
Dillard’s, Inc., Class A(a)	1,813	130,572
Dollar General Corp.(b)	25,263	3,013,876

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.†*	557	$58,507
eBay, Inc.†	265,038	9,843,511
Etsy, Inc.(a)(b)*	102,262	6,874,052
Foot Locker, Inc.(a)(b)	7,435	450,561
Gap, Inc. (The)	22,299	583,788
Genesco, Inc.(a)*	1,530	69,692
Genuine Parts Co.(b)	42,280	4,736,628
Group 1 Automotive, Inc.(a)	15,197	983,246
Groupon, Inc.(a)*	25,092	89,077
Home Depot, Inc. (The)†(b)	27,091	5,198,492
Hudson Ltd., Class A (Bermuda)*	8,310	114,262
Kohl’s Corp.(a)	7,043	484,347
Lowe’s Cos., Inc.†	65,260	7,144,012
Macy’s, Inc.(a)	25,658	616,562
Murphy USA, Inc.(a)*	6,525	558,670
Office Depot, Inc.(a)	781,967	2,838,540
O’Reilly Automotive, Inc.(b)*	8,861	3,440,726
Qurate Retail, Inc.†*	95,591	1,527,544
RH(a)*	14,690	1,512,336
Ross Stores, Inc.†	8,802	819,466
Stamps.com, Inc.(a)*	8,334	678,471
Tailored Brands, Inc.(a)	97,638	765,482
Target Corp.(a)(b)	23,200	1,862,032
Tiffany & Co.(a)	3,202	337,971
TJX Cos., Inc. (The)†(b)	131,163	6,979,183
Tractor Supply Co.(b)	15,739	1,538,645
Urban Outfitters, Inc.(b)*	37,264	1,104,505
Williams-Sonoma, Inc.(a)	5,371	302,226

		112,094,242

Semiconductors & Semiconductor Equipment — 10.8%
Amkor Technology, Inc.(a)*	32,630	278,660
Analog Devices, Inc.	7,009	737,837
Applied Materials, Inc.†(b)	280,263	11,115,231
Axcelis Technologies, Inc.*	6,311	126,977
Cabot Microelectronics Corp.(a)	164	18,361
Cohu, Inc.†	8,990	132,602
Cypress Semiconductor Corp.†(a)	107,696	1,606,824
Diodes, Inc.(a)*	38,315	1,329,530
Intel Corp.†(b)	56,039	3,009,294
KLA-Tencor Corp.(b)	50,530	6,033,787
Lam Research Corp.†(a)	43,438	7,775,836
Lattice Semiconductor Corp.*	167	1,992
Maxim Integrated Products, Inc.	4,255	226,238

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.(a)	28,763	$2,386,178
Micron Technology, Inc.†(a)(b)*	351,364	14,521,874
MKS Instruments, Inc.†	24,480	2,277,864
Nanometrics, Inc.(a)*	8,273	255,470
ON Semiconductor Corp.(a)*	228,509	4,700,430
Qorvo, Inc.(a)*	20,435	1,465,803
QUALCOMM, Inc.†	4,883	278,477
Semtech Corp.*	4,607	234,542
Skyworks Solutions, Inc.	38,633	3,186,450
Teradyne, Inc.(a)	22,115	881,062
Texas Instruments, Inc.†(a)	25,787	2,735,227
Versum Materials, Inc.†	33,208	1,670,694

		66,987,240

Software & Services — 18.0%
Accenture PLC, Class A (Ireland)†(b)	24,328	4,282,215
ACI Worldwide, Inc.*	15,194	499,427
Akamai Technologies, Inc.(b)*	2,822	202,366
Alarm.com Holdings, Inc.(a)*	10,515	682,424
Altair Engineering, Inc., Class A*	216	7,951
Alteryx, Inc., Class A(a)*	14,506	1,216,618
Amdocs, Ltd. (Guernsey)	2,045	110,655
ANSYS, Inc.†*	8,372	1,529,648
Appfolio, Inc., Class A(a)*	20,362	1,616,743
Aspen Technology, Inc.†*	20,931	2,182,266
Autodesk, Inc.*	2,297	357,919
Automatic Data Processing, Inc.†	13,014	2,078,856
Avaya Holdings Corp.(a)*	29,412	495,004
Blackbaud, Inc.(a)	17,038	1,358,440
Booz Allen Hamilton Holding Corp.	4,031	234,362
Cadence Design Systems, Inc.†*	17,247	1,095,357
Cardtronics PLC, Class A (United Kingdom)†(a)*	40,708	1,448,391
CDK Global, Inc.(b)	22,646	1,332,038
CGI, Inc. (Canada)*	4,791	329,429
Cision Ltd. (Cayman Islands)(a)*	30,926	425,851
Citrix Systems, Inc.†	19,447	1,938,088
CommVault Systems, Inc.(a)*	6,312	408,639
Conduent, Inc.*	28,036	387,738
Descartes Systems Group, Inc. (The) (Canada)*	1,007	36,635
DXC Technology Co.†	81,107	5,215,991
Endurance International Group Holdings, Inc.(a)*	27,346	198,258
Euronet Worldwide, Inc.(a)*	2,262	322,539

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fair Isaac Corp.†*	8,552	$2,322,980
Fidelity National Information Services, Inc.	3,321	375,605
Fortinet, Inc.(b)*	49,203	4,131,576
Globant SA (Luxembourg)*	15,716	1,122,122
GoDaddy, Inc., Class A(b)*	3,327	250,157
GTT Communications, Inc.(a)*	7,806	270,868
International Business Machines Corp.†(a)(b)	74,389	10,496,288
j2 Global, Inc.(a)	18,014	1,560,012
LiveRamp Holdings, Inc.*	6,599	360,107
Manhattan Associates, Inc.†(a)*	21,401	1,179,409
ManTech International Corp., Class A†	2,339	126,353
Mastercard, Inc., Class A(b)	1,703	400,971
Microsoft Corp.†	20,735	2,445,486
Monotype Imaging Holdings, Inc.	3,891	77,392
NIC, Inc.(a)	6,416	109,649
Nuance Communications, Inc.(a)*	113,350	1,919,016
Open Text Corp. (Canada)†	42,043	1,615,712
Oracle Corp.†	68,466	3,677,309
Palo Alto Networks, Inc.(a)*	4,392	1,066,729
Paychex, Inc.(b)	76,403	6,127,521
Paycom Software, Inc.(a)*	18,449	3,489,259
PayPal Holdings, Inc.†(a)*	112,996	11,733,505
Progress Software Corp.(b)	51,731	2,295,304
Qualys, Inc.(a)*	26,286	2,174,904
Red Hat, Inc.(a)*	6,843	1,250,216
salesforce.com, Inc.(a)*	4,805	760,968
SPS Commerce, Inc.†*	15,820	1,677,869
SS&C Technologies Holdings, Inc.†	30,134	1,919,234
Sykes Enterprises, Inc.*	149	4,214
Synopsys, Inc.*	1,843	212,221
Tableau Software, Inc., Class A(a)*	1,809	230,250
Trade Desk, Inc. (The), Class A*	10,798	2,137,464
Tyler Technologies, Inc.(a)*	3,186	651,218
Verint Systems, Inc.(a)*	17,972	1,075,804
VeriSign, Inc.*	41,035	7,450,315
Visa, Inc., Class A(a)	6,224	972,127
VMware, Inc., Class A†	15,967	2,882,203
Western Union Co. (The)(a)	64,155	1,184,943

		111,731,128

Technology Hardware & Equipment — 14.8%
Amphenol Corp., Class A†	33,745	3,186,878

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†(b)	59,171	$11,239,531
ARRIS International PLC (United Kingdom)*	24,931	788,069
Arrow Electronics, Inc.(a)*	12,987	1,000,778
Avnet, Inc.	1,173	50,873
AVX Corp.†	9,350	162,129
Badger Meter, Inc.(a)	1,759	97,871
Belden, Inc.(a)	26,299	1,412,256
Casa Systems, Inc.*	24,353	202,130
CDW Corp.(b)	22,944	2,211,113
Ciena Corp.*	11,142	416,042
Cisco Systems, Inc.†	44,027	2,377,018
Coherent, Inc.(a)*	12,784	1,811,748
CommScope Holding Co., Inc.†*	102,172	2,220,198
Corning, Inc.(b)	11,361	376,049
Diebold Nixdorf, Inc.*	44,380	491,287
EchoStar Corp., Class A†*	32,854	1,197,528
F5 Networks, Inc.†(a)*	22,670	3,557,603
FLIR Systems, Inc.(b)	35,920	1,709,074
Hewlett Packard Enterprise Co.(b)	153,996	2,376,158
HP, Inc.†(b)	281,872	5,476,773
Insight Enterprises, Inc.*	10,408	573,064
IPG Photonics Corp.(a)*	12,889	1,956,292
Itron, Inc.(a)*	23,468	1,094,782
Juniper Networks, Inc.†	81,121	2,147,273
KEMET Corp.†	54,771	929,464
Keysight Technologies, Inc.*	7,612	663,766
Knowles Corp.(a)	36,222	638,594
Motorola Solutions, Inc.†	51,416	7,219,835
NetApp, Inc.†(a)	96,709	6,705,802
NETGEAR, Inc.(a)*	3,608	119,497
OSI Systems, Inc.(a)*	14,466	1,267,222
Seagate Technology PLC (Ireland)(a)	140,650	6,735,728
TE Connectivity Ltd. (Switzerland)†(a)	96,421	7,785,996
Tech Data Corp.(a)*	2,419	247,730
Ubiquiti Networks, Inc.	3,539	529,824
Vishay Intertechnology, Inc.(a)	94,281	1,741,370
Western Digital Corp.†(a)(b)	61,814	2,970,781
Xerox Corp.	125,799	4,023,052
Zebra Technologies Corp., Class A†(a)*	9,537	1,998,288

		91,709,466

Telecommunication Services — 2.8%
AT&T, Inc.(a)	45,011	1,411,545

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.(a)	167,721	$2,010,975
Intelsat SA (Luxembourg)(a)*	72,552	1,136,164
Rogers Communications, Inc., Class B (Canada)†	28,068	1,510,620
Verizon Communications, Inc.†(a)(b)	176,554	10,439,638
Vonage Holdings Corp.*	71,328	716,133

		17,225,075

Transportation — 4.9%
American Airlines Group, Inc.(a)	28,453	903,667
ArcBest Corp.(a)	22,389	689,357
CH Robinson Worldwide, Inc.(a)	14,140	1,230,039
CSX Corp.(a)	95,090	7,114,634
Delta Air Lines, Inc.	59,322	3,063,981
Echo Global Logistics, Inc.(a)*	24,335	603,021
Expeditors International of Washington, Inc.(b)	4,443	337,224
Forward Air Corp.	229	14,823
Genesee & Wyoming, Inc., Class A(a)*	15,933	1,388,402
Golden Ocean Group Ltd. (Bermuda)(a)	1,368	6,525
Landstar System, Inc.(a)	11,905	1,302,288
Marten Transport Ltd.	1,003	17,883
Norfolk Southern Corp.†	36,717	6,862,040
Schneider National, Inc., Class B(a)	25,200	530,460
Southwest Airlines Co.(a)(b)	63,053	3,273,081
Union Pacific Corp.†	8,132	1,359,670
XPO Logistics, Inc.(a)*	33,577	1,804,428

		30,501,523

TOTAL COMMON STOCKS (Cost $888,315,139)		1,070,384,608

TOTAL LONG POSITIONS - 172.5%		$1,070,384,608

(Cost $888,315,139)

SHORT POSITIONS — (73.4)%
COMMON STOCKS — (73.4)%
Automobiles & Components — (1.7)%
Adient PLC (Ireland)	(117,791)	(1,526,571)
Cooper-Standard Holding, Inc.*	(5,632)	(264,479)
Dorman Products, Inc.*	(21,906)	(1,929,700)
Ford Motor Co.	(240,904)	(2,115,137)
Fox Factory Holding Corp.*	(7,301)	(510,267)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Gentherm, Inc.*	(3,891)	$(143,422)
Goodyear Tire & Rubber Co. (The)	(44,294)	(803,936)
LCI Industries	(34,672)	(2,663,503)
Standard Motor Products, Inc.	(2,537)	(124,567)
Tesla, Inc.*	(954)	(266,986)
Visteon Corp.*	(3,624)	(244,076)

		(10,592,644)

Capital Goods — (11.0)%
AAON, Inc.	(29,007)	(1,339,543)
AAR Corp.	(27,317)	(888,076)
Actuant Corp., Class A	(7,127)	(173,685)
Advanced Drainage Systems, Inc.	(8,053)	(207,526)
Aegion Corp.*	(1,437)	(25,248)
Aerovironment, Inc.*	(3,851)	(263,447)
Alamo Group, Inc.	(2,905)	(290,326)
American Woodmark Corp.*	(24,243)	(2,003,199)
Apogee Enterprises, Inc.	(10,392)	(389,596)
Arcosa, Inc.	(9,775)	(298,626)
Argan, Inc.	(12,490)	(623,875)
Astec Industries, Inc.	(15,906)	(600,611)
Astronics Corp.*	(3,196)	(104,573)
Axon Enterprise, Inc.*	(25,414)	(1,382,776)
Beacon Roofing Supply, Inc.*	(33,347)	(1,072,440)
Bloom Energy Corp., Class A*	(8,031)	(103,761)
Blue Bird Corp.*	(6,880)	(116,478)
Briggs & Stratton Corp.	(25,969)	(307,213)
Builders FirstSource, Inc.*	(105,415)	(1,406,236)
BWX Technologies, Inc.	(16,812)	(833,539)
CAE, Inc. (Canada)	(3,251)	(72,010)
Chart Industries, Inc.*	(12,622)	(1,142,543)
CIRCOR International, Inc.*	(30,326)	(988,628)
Construction Partners, Inc., Class A*	(193)	(2,465)
Cubic Corp.	(9,063)	(509,703)
DMC Global, Inc.	(1,283)	(63,688)
Douglas Dynamics, Inc.	(6,187)	(235,539)
DXP Enterprises, Inc.*	(7,192)	(279,913)
Dycom Industries, Inc.*	(40,402)	(1,856,068)
EnerSys	(19,008)	(1,238,561)
Enphase Energy, Inc.*	(49,392)	(455,888)
EnPro Industries, Inc.	(2,044)	(131,736)
ESCO Technologies, Inc.	(4,892)	(327,911)
Evoqua Water Technologies Corp.*	(120,687)	(1,518,242)
Fastenal Co.	(28,723)	(1,847,176)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Federal Signal Corp.	(4,256)	$(110,613)
Flowserve Corp.	(4,726)	(213,332)
Gates Industrial Corp. PLC (United Kingdom)*	(37,138)	(532,559)
GMS, Inc.*	(25,825)	(390,474)
Gorman-Rupp Co. (The)	(782)	(26,541)
Granite Construction, Inc.	(14,582)	(629,213)
Griffon Corp.	(672)	(12,419)
Harris Corp.	(8,238)	(1,315,691)
HEICO Corp.	(8,249)	(782,583)
Herc Holdings, Inc.*	(3,595)	(140,133)
Huntington Ingalls Industries, Inc.	(332)	(68,790)
Hyster-Yale Materials Handling, Inc.	(6,001)	(374,222)
Jacobs Engineering Group, Inc.	(18,332)	(1,378,383)
JELD-WEN Holding, Inc.*	(78,078)	(1,378,857)
John Bean Technologies Corp.	(9,704)	(891,701)
Kennametal, Inc.	(30,657)	(1,126,645)
Kratos Defense & Security Solutions, Inc.*	(41,283)	(645,253)
Lindsay Corp.	(2,917)	(282,336)
Mercury Systems, Inc.*	(16,523)	(1,058,794)
Meritor, Inc.*	(31,848)	(648,107)
Middleby Corp. (The)*	(11,404)	(1,482,862)
MRC Global, Inc.*	(57,045)	(997,147)
Mueller Water Products, Inc., Class A	(74,278)	(745,751)
MYR Group, Inc.*	(802)	(27,773)
Navistar International Corp.*	(4,901)	(158,302)
Nordson Corp.	(11,850)	(1,570,362)
NOW, Inc.*	(94,096)	(1,313,580)
NV5 Global, Inc.*	(1,007)	(59,776)
Patrick Industries, Inc.*	(32,892)	(1,490,665)
PGT Innovations, Inc.*	(78,263)	(1,083,943)
Plug Power, Inc.*	(16,959)	(40,702)
Primoris Services Corp.	(26,483)	(547,668)
Proto Labs, Inc.*	(4,275)	(449,473)
Quanex Building Products Corp.	(342)	(5,434)
Raven Industries, Inc.	(2,427)	(93,124)
RBC Bearings, Inc.*	(6,280)	(798,628)
REV Group, Inc.	(92,256)	(1,010,203)
Roper Technologies, Inc.	(4,077)	(1,394,212)
Rush Enterprises, Inc., Class A	(219)	(9,156)
SiteOne Landscape Supply, Inc.*	(15,641)	(893,883)
SPX Corp.*	(17,445)	(606,912)
Sun Hydraulics Corp.	(10,163)	(472,681)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(53,181)	$(747,725)
Terex Corp.	(4,530)	(145,549)
Textainer Group Holdings Ltd. (Bermuda)*	(9,896)	(95,496)
Thermon Group Holdings, Inc.*	(8,250)	(202,208)
Timken Co. (The)	(13,576)	(592,185)
Toro Co. (The)	(15,361)	(1,057,451)
TPI Composites, Inc.*	(5,808)	(166,225)
Triumph Group, Inc.	(77,523)	(1,477,588)
United Rentals, Inc.*	(10,660)	(1,217,905)
United Technologies Corp.	(7,529)	(970,413)
Universal Forest Products, Inc.	(27,740)	(829,149)
USG Corp.	(64,647)	(2,799,215)
Veritiv Corp.*	(853)	(22,451)
Vicor Corp.*	(8,501)	(263,701)
Vivint Solar, Inc.*	(31,861)	(158,349)
Wabash National Corp.	(4,597)	(62,289)
WABCO Holdings, Inc.*	(9,453)	(1,246,189)
Wabtec Corp.	(8,455)	(623,303)
Welbilt, Inc.*	(109,959)	(1,801,128)
Wesco Aircraft Holdings, Inc.*	(75,488)	(663,540)
WillScot Corp.*	(74,800)	(829,532)
Woodward, Inc.	(11,899)	(1,129,096)
Xylem, Inc.	(12,518)	(989,423)

		(68,449,838)

Commercial & Professional Services — (3.2)%
ABM Industries, Inc.	(12,598)	(457,937)
ACCO Brands Corp.	(10,308)	(88,236)
ADT, Inc.	(113,982)	(728,345)
Advanced Disposal Services, Inc.*	(64,551)	(1,807,428)
ASGN, Inc.*	(14,490)	(919,970)
Barrett Business Services, Inc.	(1,766)	(136,565)
Brady Corp., Class A	(5,959)	(276,557)
BrightView Holdings, Inc.*	(9,669)	(139,234)
Casella Waste Systems, Inc., Class A*	(26,533)	(943,513)
Cimpress NV (Netherlands)*	(19,446)	(1,558,208)
CoStar Group, Inc.*	(4,148)	(1,934,710)
Covanta Holding Corp.	(47,927)	(829,616)
Ennis, Inc.	(5,906)	(122,609)
Equifax, Inc.	(11,064)	(1,311,084)
Forrester Research, Inc.	(6,450)	(311,858)
Healthcare Services Group, Inc.	(12,246)	(403,996)
Heritage-Crystal Clean, Inc.*	(4,361)	(119,709)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Herman Miller, Inc.	(20,456)	$(719,642)
HNI Corp.	(9,682)	(351,360)
IHS Markit Ltd. (Bermuda)*	(11,222)	(610,252)
Insperity, Inc.	(5,847)	(723,040)
Interface, Inc.	(21,826)	(334,374)
Matthews International Corp., Class A	(764)	(28,230)
MSA Safety, Inc.	(6,817)	(704,878)
Multi-Color Corp.	(20,036)	(999,596)
Pitney Bowes, Inc.	(77,386)	(531,642)
Resources Connection, Inc.	(4,239)	(70,113)
Team, Inc.*	(55,326)	(968,205)
TransUnion	(7,951)	(531,445)
UniFirst Corp.	(1,987)	(305,004)
Upwork, Inc.*	(6,192)	(118,515)
US Ecology, Inc.	(9,776)	(547,260)

		(19,633,131)

Consumer Durables & Apparel — (2.5)%
American Outdoor Brands Corp.*	(136,279)	(1,272,846)
Canada Goose Holdings, Inc. (Canada)*	(16,375)	(786,328)
Columbia Sportswear Co.	(735)	(76,572)
G-III Apparel Group Ltd.*	(41,097)	(1,642,236)
Gildan Activewear, Inc. (Canada)	(13,318)	(479,048)
Installed Building Products, Inc.*	(21,314)	(1,033,729)
iRobot Corp.*	(6,623)	(779,461)
Johnson Outdoors, Inc., Class A(b)	(1,446)	(103,187)
Lululemon Athletica, Inc.*	(5,789)	(948,643)
Malibu Boats, Inc., Class A*	(9,536)	(377,435)
Mattel, Inc.*	(6,145)	(79,885)
Mohawk Industries, Inc.*	(6,506)	(820,732)
NIKE, Inc., Class B	(8,643)	(727,827)
Oxford Industries, Inc.	(2,347)	(176,635)
Polaris Industries, Inc.	(26,217)	(2,213,501)
Skechers U.S.A., Inc., Class A*	(56,507)	(1,899,200)
Skyline Champion Corp.	(1,271)	(24,149)
Tempur Sealy International, Inc.*	(3,150)	(181,660)
Vista Outdoor, Inc.*	(15,650)	(125,356)
Wolverine World Wide, Inc.	(54,351)	(1,941,961)

		(15,690,391)

Consumer Services — (4.5)%
Aramark	(5,810)	(171,686)
Belmond Ltd., Class A (Bermuda)*	(48,033)	(1,197,463)
Bloomin’ Brands, Inc.	(13,075)	(267,384)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Carrols Restaurant Group, Inc.*	(9,687)	$(96,579)
Cheesecake Factory, Inc. (The)	(2,323)	(113,641)
Chipotle Mexican Grill, Inc.*	(2,786)	(1,978,924)
Churchill Downs, Inc.	(9,690)	(874,619)
Dave & Buster’s Entertainment, Inc.	(32,979)	(1,644,663)
Domino’s Pizza, Inc.	(1,369)	(353,339)
El Pollo Loco Holdings, Inc.*	(16,159)	(210,229)
Eldorado Resorts, Inc.*	(17,897)	(835,611)
Fiesta Restaurant Group, Inc.*	(1,970)	(25,827)
Hyatt Hotels Corp., Class A	(20,783)	(1,508,222)
International Speedway Corp., Class A	(14,993)	(654,145)
K12, Inc.*	(25,133)	(857,789)
Lindblad Expeditions Holdings, Inc.*	(4,471)	(68,183)
MGM Resorts International	(36,648)	(940,388)
Monarch Casino & Resort, Inc.*	(7,190)	(315,785)
Papa John’s International, Inc.	(48,517)	(2,568,975)
PlayAGS, Inc.*	(4,507)	(107,853)
Red Rock Resorts, Inc., Class A	(44,047)	(1,138,615)
Regis Corp.*	(7,722)	(151,892)
Restaurant Brands International, Inc. (Canada)	(1,194)	(77,741)
Royal Caribbean Cruises Ltd. (Liberia)	(19,304)	(2,212,624)
Ruth’s Hospitality Group, Inc.	(14,121)	(361,356)
Service Corp. International	(13,269)	(532,750)
ServiceMaster Global Holdings, Inc.*	(10,554)	(492,872)
Shake Shack, Inc., Class A*	(39,206)	(2,319,035)
Six Flags Entertainment Corp.	(16,179)	(798,434)
Speedway Motorsports, Inc.	(201)	(2,908)
Strategic Education, Inc.	(5,870)	(770,790)
Texas Roadhouse, Inc.	(8,693)	(540,618)
Vail Resorts, Inc.	(2,443)	(530,864)
Weight Watchers International, Inc.*	(795)	(16,019)
Wingstop, Inc.	(21,790)	(1,656,694)
Wynn Resorts Ltd.	(14,460)	(1,725,367)

		(28,119,884)

Energy — (4.0)%
Archrock, Inc.	(21,515)	(210,417)
Cactus, Inc., Class A*	(9,348)	(332,789)
Cheniere Energy, Inc.*	(11,585)	(791,951)
Covia Holdings Corp.*	(309)	(1,727)
DHT Holdings, Inc. (Marshall Islands)	(69,441)	(309,707)

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Dril-Quip, Inc.*	(8,182)	$(375,145)
Exterran Corp.*	(5,185)	(87,367)
Exxon Mobil Corp.	(11,548)	(933,078)
Forum Energy Technologies, Inc.*	(171,798)	(877,888)
Green Plains, Inc.	(117,615)	(1,961,818)
Keane Group, Inc.*	(78,012)	(849,551)
Liberty Oilfield Services, Inc., Class A	(53,300)	(820,287)
Mammoth Energy Services, Inc.	(4,188)	(69,730)
Marathon Petroleum Corp.	(40,223)	(2,407,347)
McDermott International, Inc. (Panama)*	(83,815)	(623,584)
Nabors Industries Ltd. (Bermuda)	(81,661)	(280,914)
Newpark Resources, Inc.*	(6,040)	(55,326)
NexGen Energy Ltd. (Canada)*	(12,175)	(19,724)
Nine Energy Service, Inc.*	(3,743)	(84,779)
Oil States International, Inc.*	(23,079)	(391,420)
Par Pacific Holdings, Inc.*	(31,724)	(565,004)
Patterson-UTI Energy, Inc.	(11,988)	(168,072)
Seadrill Ltd. (Bermuda)*	(66)	(548)
Select Energy Services, Inc., Class A*	(49,535)	(595,411)
SemGroup Corp., Class A	(97,345)	(1,434,865)
Ship Finance International Ltd. (Bermuda)	(97,239)	(1,199,929)
Solaris Oilfield Infrastructure, Inc., Class A	(75,381)	(1,239,264)
Suncor Energy, Inc. (Canada)	(37,826)	(1,226,697)
Superior Energy Services, Inc.*	(59,823)	(279,373)
Targa Resources Corp.	(49,457)	(2,054,938)
TransCanada Corp. (Canada)	(3,298)	(148,212)
Transocean Ltd. (Switzerland)*	(136,267)	(1,186,886)
Unit Corp.*	(875)	(12,460)
US Silica Holdings, Inc.	(195,977)	(3,402,161)

		(24,998,369)

Food & Staples Retailing — (1.1)%
Costco Wholesale Corp.	(941)	(227,854)
Ingles Markets, Inc., Class A	(4,248)	(117,330)
Performance Food Group Co.*	(50,197)	(1,989,809)
PriceSmart, Inc.	(29,908)	(1,760,983)
Rite Aid Corp.*	(1,293,198)	(821,181)
Sprouts Farmers Market, Inc.*	(21,320)	(459,233)
United Natural Foods, Inc.*	(118,771)	(1,570,153)

		(6,946,543)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (5.1)%
B&G Foods, Inc.	(54,840)	$(1,339,193)
Brown-Forman Corp., Class B	(23,127)	(1,220,643)
Bunge Ltd. (Bermuda)	(55,884)	(2,965,764)
Calavo Growers, Inc.	(22,850)	(1,915,972)
Coca-Cola Consolidated, Inc.	(5,987)	(1,723,238)
Conagra Brands, Inc.	(34,444)	(955,477)
Cott Corp. (Canada)	(75,581)	(1,104,238)
Darling Ingredients, Inc.*	(90,281)	(1,954,584)
Flowers Foods, Inc.	(125,021)	(2,665,448)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(38,903)	(1,051,548)
Freshpet, Inc.*	(27,377)	(1,157,773)
Hain Celestial Group, Inc. (The)*	(152,212)	(3,519,141)
Hostess Brands, Inc.*	(56,817)	(710,212)
J&J Snack Foods Corp.	(5,886)	(934,932)
John B. Sanfilippo & Son, Inc.	(3,228)	(231,996)
Lancaster Colony Corp.	(2,413)	(378,093)
MGP Ingredients, Inc.	(16,678)	(1,286,708)
National Beverage Corp.	(7,893)	(455,663)
Primo Water Corp.*	(39,828)	(615,741)
Sanderson Farms, Inc.	(34,479)	(4,545,711)
Simply Good Foods Co. (The)*	(14,054)	(289,372)
Tootsie Roll Industries, Inc.	(8,063)	(300,266)
Turning Point Brands, Inc.	(9,335)	(430,250)
Vector Group Ltd.	(19,113)	(206,229)

		(31,958,192)

Health Care Equipment & Services — (4.7)%
Acadia Healthcare Co., Inc.*	(84,714)	(2,482,967)
Addus HomeCare Corp.*	(19,094)	(1,214,187)
Align Technology, Inc.*	(1,598)	(454,359)
AMN Healthcare Services, Inc.*	(4,439)	(209,033)
AngioDynamics, Inc.*	(1,776)	(40,599)
Antares Pharma, Inc.*	(4,933)	(14,947)
AtriCure, Inc.*	(3,570)	(95,640)
Axogen, Inc.*	(45,867)	(965,959)
Axonics Modulation Technologies, Inc.*	(556)	(13,316)
Cantel Medical Corp.	(7,310)	(488,966)
Cardiovascular Systems, Inc.*	(7,371)	(284,963)
Castlight Health, Inc., Class B*	(1,540)	(5,775)
Chemed Corp.	(2,185)	(699,353)
Cigna Corp.	(22,815)	(3,669,108)
Diplomat Pharmacy, Inc.*	(111,255)	(646,392)

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Ensign Group, Inc. (The)	(8,652)	$(442,896)
Evolent Health, Inc., Class A*	(94,421)	(1,187,816)
Glaukos Corp.*	(7,222)	(565,988)
Guardant Health, Inc.*	(7,296)	(559,603)
HealthStream, Inc.*	(2,332)	(65,436)
Heska Corp.*	(1,197)	(101,889)
Inspire Medical Systems, Inc.*	(12,999)	(738,083)
Insulet Corp.*	(17,297)	(1,644,772)
Intuitive Surgical, Inc.*	(63)	(35,947)
iRhythm Technologies, Inc.*	(11,847)	(888,051)
McKesson Corp.	(1,408)	(164,820)
Medidata Solutions, Inc.*	(2,207)	(161,641)
Merit Medical Systems, Inc.*	(2,129)	(131,636)
National Research Corp.	(3,484)	(134,482)
Neogen Corp.*	(251)	(14,405)
Nevro Corp.*	(70,681)	(4,418,269)
OraSure Technologies, Inc.*	(37,317)	(416,085)
PetIQ, Inc.*	(46,966)	(1,475,202)
Providence Service Corp. (The)*	(6,741)	(449,085)
RadNet, Inc.*	(17,900)	(221,781)
Select Medical Holdings Corp.*	(10,419)	(146,804)
Senseonics Holdings, Inc.*	(128,127)	(313,911)
STAAR Surgical Co.*	(9,217)	(315,129)
Surgery Partners, Inc.*	(20,701)	(233,507)
Surmodics, Inc.*	(2,099)	(91,265)
Teladoc Health, Inc.*	(7,503)	(417,167)
US Physical Therapy, Inc.	(8,409)	(883,197)
ViewRay, Inc.*	(145,750)	(1,077,092)
Vocera Communications, Inc.*	(21,565)	(682,101)

		(29,263,624)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(28,762)	(668,716)
Coty, Inc., Class A	(282,418)	(3,247,807)
Revlon, Inc., Class A*	(91)	(1,764)
Spectrum Brands Holdings, Inc.	(24,033)	(1,316,528)
WD-40 Co.	(5,566)	(943,103)

		(6,177,918)

Materials — (4.2)%
A. Schulman, Inc. CVR(c)	(10,821)	(5,659)
Albemarle Corp.	(26,357)	(2,160,747)
AptarGroup, Inc.	(3,867)	(411,410)
Axalta Coating Systems Ltd. (Bermuda)*	(11,831)	(298,260)
Balchem Corp.	(1,061)	(98,461)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	(7,071)	$(409,128)
Boise Cascade Co.	(4,886)	(130,749)
Cabot Corp.	(39,550)	(1,646,466)
Chase Corp.	(854)	(79,029)
DowDuPont, Inc.	(22,682)	(1,209,177)
Ecolab, Inc.	(1,611)	(284,406)
Element Solutions, Inc.*	(78,259)	(790,416)
Ferro Corp.*	(17,011)	(322,018)
GCP Applied Technologies, Inc.*	(30,999)	(917,570)
Graphic Packaging Holding Co.	(58,226)	(735,394)
Huntsman Corp.	(69,021)	(1,552,282)
Ingevity Corp.*	(1,101)	(116,277)
Innophos Holdings, Inc.	(16,574)	(499,540)
International Flavors & Fragrances, Inc.	(13,533)	(1,742,915)
Linde PLC (Ireland)	(5,500)	(967,615)
Louisiana-Pacific Corp.	(5,802)	(141,453)
LyondellBasell Industries NV, Class A (Netherlands)	(10,164)	(854,589)
Neenah, Inc.	(232)	(14,932)
Olin Corp.	(18,026)	(417,122)
Packaging Corp. of America	(63)	(6,261)
PH Glatfelter Co.	(36,066)	(509,252)
PQ Group Holdings, Inc.*	(8,479)	(128,626)
Quaker Chemical Corp.	(842)	(168,678)
Rayonier Advanced Materials, Inc.	(29,304)	(397,362)
Sensient Technologies Corp.	(16,367)	(1,109,519)
Silgan Holdings, Inc.	(2,120)	(62,816)
Sonoco Products Co.	(8,552)	(526,205)
Summit Materials, Inc., Class A*	(22,013)	(349,346)
Tronox Holdings PLC, Class A (United Kingdom)	(45,055)	(592,473)
US Concrete, Inc.*	(65,851)	(2,727,548)
Valvoline, Inc.	(54,625)	(1,013,840)
Venator Materials PLC (United Kingdom)*	(100,587)	(565,299)
Vulcan Materials Co.	(7,820)	(925,888)
Westrock Co.	(20,972)	(804,276)
WR Grace & Co.	(1,603)	(125,098)

		(25,818,102)

Media & Entertainment — (4.7)%
Altice USA, Inc., Class A	(3,650)	(78,402)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
AMC Entertainment Holdings, Inc., Class A	(17,163)	$(254,871)
AMC Networks, Inc., Class A*	(2,916)	(165,512)
Boston Omaha Corp., Class A*	(3,451)	(86,068)
Cable One, Inc.	(535)	(525,038)
Care.com, Inc.*	(7,673)	(151,618)
Cargurus, Inc.*	(8,536)	(341,952)
CBS Corp., Class B, non-voting shares	(75,087)	(3,568,885)
Charter Communications, Inc., Class A*	(3,918)	(1,359,193)
comScore, Inc.*	(21,870)	(442,868)
Entercom Communications Corp., Class A	(240,169)	(1,260,887)
Eventbrite, Inc., Class A*	(2,299)	(44,072)
EW Scripps Co. (The), Class A	(35,666)	(748,986)
Glu Mobile, Inc.*	(7,501)	(82,061)
Lions Gate Entertainment Corp., Class B (Canada)	(32,920)	(497,092)
Live Nation Entertainment, Inc.*	(6,560)	(416,822)
Madison Square Garden Co. (The), Class A*	(4,649)	(1,362,761)
Meredith Corp.	(18,894)	(1,044,082)
National CineMedia, Inc.	(33,616)	(236,993)
New York Times Co. (The), Class A	(86,467)	(2,840,441)
Scholastic Corp.	(2,175)	(86,478)
Shaw Communications, Inc., Class B (Canada)	(7,948)	(165,636)
Sirius XM Holdings, Inc.	(435,234)	(2,467,777)
Snap, Inc., Class A*	(254,291)	(2,802,287)
Take-Two Interactive Software, Inc.*	(8,995)	(848,858)
TrueCar, Inc.*	(126,428)	(839,482)
WideOpenWest, Inc.*	(43,669)	(397,388)
Yelp, Inc.*	(73,714)	(2,543,133)
Zillow Group, Inc., Class C*	(65,415)	(2,272,517)
Zynga, Inc., Class A*	(220,014)	(1,172,675)

		(29,104,835)

Pharmaceuticals, Biotechnology & Life Sciences — (1.6)%
Aerie Pharmaceuticals, Inc.*	(2,381)	(113,098)
Aimmune Therapeutics, Inc.*	(6,249)	(139,665)
Alder Biopharmaceuticals, Inc.*	(22,667)	(309,405)
Cambrex Corp.*	(30,814)	(1,197,124)
Codexis, Inc.*	(26,138)	(536,613)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Coherus Biosciences, Inc.*	(16,302)	$(222,359)
Cymabay Therapeutics, Inc.*	(13,088)	(173,809)
CytomX Therapeutics, Inc.*	(406)	(4,364)
Deciphera Pharmaceuticals, Inc.*	(44)	(1,021)
Dynavax Technologies Corp.*	(22,863)	(167,129)
Epizyme, Inc.*	(17,648)	(218,659)
Esperion Therapeutics, Inc.*	(68)	(2,730)
Flexion Therapeutics, Inc.*	(37,296)	(465,454)
Intra-Cellular Therapies, Inc.*	(16,734)	(203,820)
Intrexon Corp.*	(12,381)	(65,124)
Luminex Corp.	(49,602)	(1,141,342)
MacroGenics, Inc.*	(7,991)	(143,678)
Medicines Co. (The)*	(9,080)	(253,786)
NanoString Technologies, Inc.*	(12,115)	(289,912)
NeoGenomics, Inc.*	(22,901)	(468,554)
Omeros Corp.*	(22,552)	(391,728)
Pacific Biosciences of California, Inc.*	(226,145)	(1,635,028)
Portola Pharmaceuticals, Inc.*	(763)	(26,476)
Quanterix Corp.*	(250)	(6,458)
Radius Health, Inc.*	(15,501)	(309,090)
Revance Therapeutics, Inc.*	(27,985)	(441,044)
TherapeuticsMD, Inc.*	(74,884)	(364,685)
Theravance Biopharma, Inc. (Cayman Islands)*	(14,268)	(323,456)
UroGen Pharma Ltd. (Israel)*	(204)	(7,536)
WaVe Life Sciences Ltd. (Singapore)*	(163)	(6,333)

		(9,629,480)

Retailing — (5.3)%
Aaron’s, Inc.	(25,303)	(1,330,938)
Abercrombie & Fitch Co., Class A	(19,848)	(544,034)
At Home Group, Inc.*	(78,674)	(1,405,118)
Barnes & Noble, Inc.	(2,857)	(15,514)
Big Lots, Inc.	(120,303)	(4,573,920)
Burlington Stores, Inc.*	(4,612)	(722,608)
Caleres, Inc.	(37,678)	(930,270)
Camping World Holdings, Inc., Class A	(13,303)	(185,045)
CarMax, Inc.*	(22,942)	(1,601,352)
Carvana Co.*	(22,396)	(1,300,312)
Chico’s FAS, Inc.	(260,275)	(1,111,374)
Children’s Place, Inc. (The)	(16,506)	(1,605,704)
Core-Mark Holding Co., Inc.	(8,787)	(326,261)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Designer Brands, Inc.	(38,274)	$(850,448)
Duluth Holdings, Inc., Class B*	(4,552)	(108,520)
Farfetch Ltd., Class A (Cayman Islands)*	(2,827)	(76,075)
Five Below, Inc.*	(11,675)	(1,450,619)
Floor & Decor Holdings, Inc., Class A*	(41,935)	(1,728,561)
Funko, Inc., Class A*	(41,335)	(897,796)
GrubHub, Inc.*	(1,951)	(135,536)
Guess?, Inc.	(88,357)	(1,731,797)
L Brands, Inc.	(14,844)	(409,398)
Lands’ End, Inc.*	(8,387)	(139,308)
Lithia Motors, Inc., Class A	(18,077)	(1,676,642)
LKQ Corp.*	(32,168)	(912,928)
Michaels Cos., Inc. (The)*	(8,006)	(91,429)
Monro, Inc.	(4,922)	(425,851)
National Vision Holdings, Inc.*	(19,959)	(627,311)
Nordstrom, Inc.	(27,805)	(1,233,986)
Ollie’s Bargain Outlet Holdings, Inc.*	(4,544)	(387,740)
Party City Holdco, Inc.*	(154,336)	(1,225,428)
Penske Automotive Group, Inc.	(18,566)	(828,972)
Quotient Technology, Inc.*	(29,427)	(290,444)
Shutterfly, Inc.*	(27,111)	(1,101,791)
Sonic Automotive, Inc., Class A	(5,295)	(78,419)
Stitch Fix, Inc., Class A*	(10,195)	(287,805)
Ulta Beauty, Inc.*	(1,235)	(430,682)

		(32,779,936)

Semiconductors & Semiconductor Equipment — (3.2)%
Ambarella, Inc. (Cayman Islands)*	(103,190)	(4,457,808)
Broadcom, Inc.	(710)	(213,504)
Brooks Automation, Inc.	(42,027)	(1,232,652)
CEVA, Inc.*	(13,289)	(358,271)
First Solar, Inc.*	(18,613)	(983,511)
FormFactor, Inc.*	(73,438)	(1,181,617)
Inphi Corp.*	(65,366)	(2,859,109)
MACOM Technology Solutions Holdings, Inc.*	(47,227)	(789,163)
MaxLinear, Inc.*	(70,835)	(1,808,418)
Photronics, Inc.*	(16,189)	(152,986)
Power Integrations, Inc.	(2,439)	(170,584)
Rambus, Inc.*	(105,955)	(1,107,230)
Rudolph Technologies, Inc.*	(10,418)	(237,530)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SMART Global Holdings, Inc. (Cayman Islands)*	(65)	$(1,248)
Synaptics, Inc.*	(72,370)	(2,876,708)
Universal Display Corp.	(6,304)	(963,566)
Xperi Corp.	(19,181)	(448,835)

		(19,842,740)

Software & Services — (6.1)%
8x8, Inc.*	(58,293)	(1,177,519)
Alliance Data Systems Corp.	(1,584)	(277,168)
Appian Corp.*	(14,816)	(510,115)
Avalara, Inc.*	(15,630)	(871,998)
Benefitfocus, Inc.*	(11,621)	(575,472)
Black Knight, Inc.*	(12,808)	(698,036)
BlackBerry Ltd. (Canada)*	(173,139)	(1,746,973)
Box, Inc., Class A*	(83,734)	(1,616,904)
Broadridge Financial Solutions, Inc.	(5,157)	(534,729)
CACI International, Inc., Class A*	(7,775)	(1,415,206)
Carbon Black, Inc.*	(35,327)	(492,812)
Cloudera, Inc.*	(244,719)	(2,677,226)
CoreLogic, Inc.*	(5,592)	(208,358)
CSG Systems International, Inc.	(18,140)	(767,322)
DocuSign, Inc.*	(17,956)	(930,839)
Domo, Inc., Class B*	(18,541)	(747,759)
Ellie Mae, Inc.*	(2,294)	(226,395)
Everi Holdings, Inc.*	(132)	(1,389)
Exela Technologies, Inc.*	(9,285)	(31,012)
FireEye, Inc.*	(130,327)	(2,188,190)
First Data Corp., Class A*	(14,878)	(390,845)
Fiserv, Inc.*	(7,965)	(703,150)
ForeScout Technologies, Inc.*	(27,465)	(1,151,058)
Gartner, Inc.*	(642)	(97,379)
Global Payments, Inc.	(18,742)	(2,558,658)
Guidewire Software, Inc.*	(9,217)	(895,524)
Hackett Group, Inc. (The)	(5,232)	(82,666)
I3 Verticals, Inc., Class A*	(765)	(18,375)
Instructure, Inc.*	(13,779)	(649,266)
Leidos Holdings, Inc.	(6,160)	(394,794)
MAXIMUS, Inc.	(19,425)	(1,378,786)
MicroStrategy, Inc., Class A*	(679)	(97,946)
MobileIron, Inc.*	(4,267)	(23,340)
Nutanix, Inc., Class A*	(27,505)	(1,038,039)
OneSpan, Inc.*	(7,610)	(146,264)
Perficient, Inc.*	(4,897)	(134,129)
Pivotal Software, Inc., Class A*	(62,991)	(1,313,362)

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Presidio, Inc.	(10,227)	$(151,360)
PROS Holdings, Inc.*	(10,760)	(454,502)
Science Applications International Corp.	(2,995)	(230,465)
Square, Inc., Class A*	(7,912)	(592,767)
Switch, Inc., Class A	(214,881)	(2,215,423)
Tenable Holdings, Inc.*	(37,692)	(1,193,329)
TiVo Corp.	(123,454)	(1,150,591)
Travelport Worldwide Ltd. (Bermuda) .	(67,260)	(1,058,000)
TTEC Holdings, Inc.	(2,755)	(99,814)
Tucows, Inc., Class A*	(2,073)	(168,286)
WEX, Inc.*	(540)	(103,675)
Worldpay, Inc., Class A*	(8,054)	(914,129)
Yext, Inc.*	(7,706)	(168,453)
Zuora, Inc., Class A*	(26,994)	(540,690)

		(37,810,487)

Technology Hardware & Equipment — (4.9)%
3D Systems Corp.*	(131,494)	(1,414,875)
ADTRAN, Inc.	(26,554)	(363,790)
Benchmark Electronics, Inc.	(48,532)	(1,273,965)
CalAmp Corp.*	(23,170)	(291,479)
Celestica, Inc. (Canada)*	(74,335)	(628,131)
Cognex Corp.	(13,094)	(665,961)
Comtech Telecommunications Corp.	(5,382)	(124,970)
Control4 Corp.*	(15,009)	(254,102)
Cray, Inc.*	(5,523)	(143,874)
Dolby Laboratories, Inc., Class A	(17,452)	(1,098,952)
Electronics For Imaging, Inc.*	(42,220)	(1,135,718)
ePlus, Inc.*	(4,003)	(354,426)
Extreme Networks, Inc.*	(91,665)	(686,571)
FARO Technologies, Inc.*	(9,142)	(401,425)
Finisar Corp.*	(73,962)	(1,713,700)
Fitbit, Inc., Class A*	(242,383)	(1,434,907)
II-VI, Inc.*	(3,917)	(145,869)
Infinera Corp.*	(451,470)	(1,959,380)
Littelfuse, Inc.	(4,580)	(835,758)
Lumentum Holdings, Inc.*	(43,656)	(2,468,310)
Methode Electronics, Inc.	(4,038)	(116,214)
NetScout Systems, Inc.*	(95,500)	(2,680,685)
nLight, Inc.*	(37,884)	(844,056)
Novanta, Inc. (Canada)*	(110)	(9,320)
Plexus Corp.*	(19,667)	(1,198,704)
Pure Storage, Inc., Class A*	(22,118)	(481,951)
Quantenna Communications, Inc.*	(4,931)	(119,971)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ribbon Communications, Inc.*	(3,124)	$(16,089)
Rogers Corp.*	(5,516)	(876,382)
Sanmina Corp.*	(46,954)	(1,354,623)
ScanSource, Inc.*	(2,975)	(106,564)
Sierra Wireless, Inc. (Canada)*	(31,236)	(386,389)
Stratasys Ltd. (Israel)*	(28,363)	(675,607)
SYNNEX Corp.	(16,662)	(1,589,388)
Trimble, Inc.*	(2,476)	(100,030)
TTM Technologies, Inc.*	(20,976)	(246,048)
ViaSat, Inc.*	(27,012)	(2,093,430)

		(30,291,614)

Telecommunication Services — (0.7)%
ATN International, Inc.	(5,941)	(335,013)
Bandwidth, Inc., Class A*	(2,889)	(193,447)
Boingo Wireless, Inc.*	(45,930)	(1,069,250)
Cincinnati Bell, Inc.*	(73,301)	(699,292)
Consolidated Communications Holdings, Inc.	(89,300)	(974,263)
Iridium Communications, Inc.*	(11,058)	(292,374)
ORBCOMM, Inc.*	(87,568)	(593,711)
pdvWireless, Inc.*	(1,058)	(37,199)

		(4,194,549)

Transportation — (3.9)%
Air Transport Services Group, Inc.*	(73,506)	(1,694,313)
Alaska Air Group, Inc.	(31,321)	(1,757,735)
Allegiant Travel Co.	(10,413)	(1,348,171)
Atlas Air Worldwide Holdings, Inc.*	(32,035)	(1,619,690)
Canadian National Railway Co. (Canada)	(21,718)	(1,943,327)
Canadian Pacific Railway Ltd. (Canada)	(5,446)	(1,122,039)
Hawaiian Holdings, Inc.	(71,139)	(1,867,399)
Hub Group, Inc., Class A*	(5,996)	(244,937)
JB Hunt Transport Services, Inc.	(5,340)	(540,889)
JetBlue Airways Corp.*	(65,905)	(1,078,206)
Kirby Corp.*	(1,384)	(103,952)
Knight-Swift Transportation Holdings, Inc.	(5,117)	(167,224)
Matson, Inc.	(10,758)	(388,256)
Ryder System, Inc.	(60,196)	(3,731,550)
Saia, Inc.*	(17,841)	(1,090,085)
SkyWest, Inc.	(34,854)	(1,892,224)
Spirit Airlines, Inc.*	(27,108)	(1,432,929)

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(4,560)	$(509,534)
Werner Enterprises, Inc.	(47,235)	(1,613,075)

		(24,145,535)

TOTAL COMMON STOCK (Proceeds $539,793,835)		(455,447,812)

TOTAL SECURITIES SOLD SHORT - (73.4)%		(455,447,812)

(Proceeds $539,793,835)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		5,356,903

NET ASSETS - 100.0%		$620,293,699

†	Security position is either entirely or partially held in a
segregated account as collateral for securities sold short.
(See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the
Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to
Financial Statements)
(c)	Security is fair valued by the Adviser under direction of the
Board of Trustees
*	Non-income producing.

CVR     Contingent Value Rights

PLC      Public Limited Company

The accompanying notes are an integral part of the financial statements.

44

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.5%
COMMON STOCKS — 121.5%
Automobiles & Components — 3.2%
American Axle & Manufacturing Holdings, Inc.†(a)*	26,296	$376,296
Aptiv PLC (Jersey)†(a)	5,164	410,486
BorgWarner, Inc.†(a)(b)	23,088	886,810
Cooper Tire & Rubber Co.(a)	1,794	53,623
Dana, Inc.†(b)	77,971	1,383,206
Delphi Technologies PLC (Jersey)†(a)	36,960	711,850
Fiat Chrysler Automobiles NV (Netherlands)(a)*	62,643	930,249
General Motors Co.†(a)	22,193	823,360
Lear Corp.†	10,354	1,405,141
Magna International, Inc. (Canada)†(b)	6,219	302,803
Tenneco, Inc., Class A†(b)	20,728	459,333
Thor Industries, Inc.(a)	2,774	173,014

		7,916,171

Capital Goods — 17.1%
3M Co.†(b)	2,010	417,638
A.O. Smith Corp.†	2,460	131,167
Acuity Brands, Inc.(a)	719	86,287
AECOM†(b)*	5,956	176,715
Aegion Corp.†(a)*	1,665	29,254
AGCO Corp.†(a)	9,022	627,480
Allegion PLC (Ireland)†	1,179	106,947
Allison Transmission Holdings, Inc.†(a)	13,396	601,748
Altra Industrial Motion Corp.†	27,093	841,238
AMETEK, Inc.†	1,467	121,717
Applied Industrial Technologies, Inc.†	2,710	161,164
Arconic, Inc.†	52,258	998,650
AZZ, Inc.	2,020	82,679
BMC Stock Holdings, Inc.†(a)*	10,980	194,017
Builders FirstSource, Inc.†(a)*	26,779	357,232
BWX Technologies, Inc.	3,012	149,335
Carlisle Cos., Inc.(a)	2,243	275,037
Caterpillar, Inc.†(a)	2,381	322,602
Colfax Corp.†(b)*	42,410	1,258,729
Columbus McKinnon Corp.†(a)	1,793	61,590
Comfort Systems USA, Inc.†	3,488	182,736
Continental Building Products, Inc.†(a)*	18,501	458,640
Crane Co.†(a)	10,836	916,942
Cummins, Inc.†	4,370	689,892

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Curtiss-Wright Corp.†(b)	6,688	$758,018
Dover Corp.†	5,886	552,107
Eaton Corp. PLC (Ireland)†(b)	16,221	1,306,764
EMCOR Group, Inc.†(a)	13,354	975,910
Emerson Electric Co.	25	1,712
Encore Wire Corp.(a)	611	34,961
EnPro Industries, Inc.†	1,602	103,249
Flowserve Corp.†(a)	4,030	181,914
Fluor Corp.(a)	2,345	86,296
Fortive Corp.†(a)	10,517	882,271
Fortune Brands Home & Security, Inc.†(b)	9,944	473,434
Franklin Electric Co., Inc.	14	715
Gardner Denver Holdings, Inc.†(b)*	21,773	605,507
General Dynamics Corp.†	18,746	3,173,323
Gibraltar Industries, Inc.(a)*	2,726	110,703
Global Brass & Copper Holdings, Inc.	427	14,706
GMS, Inc.(a)*	6,193	93,638
GrafTech International Ltd.†(a)	94,818	1,212,722
Great Lakes Dredge & Dock Corp.*	571	5,088
Harsco Corp.†*	1,245	25,099
HD Supply Holdings, Inc.*	4,971	215,493
Hexcel Corp.†(a)	10,612	733,926
Hillenbrand, Inc.†	10,312	428,257
Honeywell International, Inc.†	14,923	2,371,563
Hubbell, Inc.†(a)(b)	9,077	1,070,904
Huntington Ingalls Industries, Inc.†(b)	4,045	838,124
Illinois Tool Works, Inc.†(a)(b)	4,701	674,735
Ingersoll-Rand PLC (Ireland)†	7,045	760,508
ITT, Inc.†(b)	4,660	270,280
JELD-WEN Holding, Inc.†(a)*	33,173	585,835
Johnson Controls International PLC (Ireland)†(b)	19,724	728,605
Kaman Corp.†(a)	2,606	152,295
KBR, Inc.†(a)	2,393	45,682
L3 Technologies, Inc.†(b)	2,744	566,279
Lincoln Electric Holdings, Inc.(b)	930	77,999
Lockheed Martin Corp.(b)	2,192	657,951
Manitowoc Co., Inc. (The)†(a)*	13,055	214,233
Masco Corp.†	11,937	469,243
Milacron Holdings Corp.†*	15,859	179,524
National Presto Industries, Inc.†(a)	1,747	189,637
Navistar International Corp.(a)*	3,637	117,475
Northrop Grumman Corp.†	7,132	1,922,787

The accompanying notes are an integral part of the financial statements.

45

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
nVent Electric PLC (Ireland)†(b)	7,413	$200,003
Parker-Hannifin Corp.	295	50,628
Quanta Services, Inc.†	2,290	86,425
Raytheon Co.†(b)	12,703	2,312,962
Regal Beloit Corp.†(a)(b)	4,827	395,186
Resideo Technologies, Inc.*	74	1,427
Rexnord Corp.†(a)*	10,236	257,333
Snap-on, Inc.†(a)(b)	2,394	374,709
SPX FLOW, Inc.†(a)*	4,200	133,980
Stanley Black & Decker, Inc.†	6,276	854,603
Teledyne Technologies, Inc.†*	619	146,709
Tennant Co.	20	1,242
Textron, Inc.†(a)	7,316	370,629
Timken Co. (The)(a)	3,127	136,400
TransDigm Group, Inc.†(a)*	698	316,885
TriMas Corp.†*	1,608	48,610
Univar, Inc.†(a)*	41,595	921,755
Universal Forest Products, Inc.†	3,617	108,112
Valmont Industries, Inc.†(a)	1,352	175,895
Wabash National Corp.†(a)(b)	16,085	217,952
Wabtec Corp.†	8,584	632,812
Watts Water Technologies, Inc., Class A†(a)	2,916	235,671
Welbilt, Inc.†(a)(b)*	44,163	723,390
WESCO International, Inc.†(b)*	14,392	762,920
WW Grainger, Inc.†(a)(b)	1,241	373,454

		42,958,600

Commercial & Professional Services — 4.2%
ABM Industries, Inc.†(a)	13,888	504,829
ACCO Brands Corp.(a)	7,552	64,645
Brink’s Co. (The)†(a)	6,365	479,985
CBIZ, Inc.†(a)*	5,286	106,989
Cintas Corp.	24	4,851
Clean Harbors, Inc.†*	14,641	1,047,271
Deluxe Corp.†(a)	26,207	1,145,770
FTI Consulting, Inc.†(a)(b)*	21,520	1,653,166
Healthcare Services Group, Inc.(a)	1,017	33,551
Heidrick & Struggles International, Inc.†	1,972	75,587
Huron Consulting Group, Inc.†*	2,132	100,673
ICF International, Inc.†	1,190	90,535
KAR Auction Services, Inc.†(b)	3,246	166,552
Kforce, Inc.†	1,427	50,116
Korn Ferry(a)	2,692	120,548

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ManpowerGroup, Inc.†(b)	14,703	$1,215,791
Matthews International Corp., Class A(a)	925	34,179
Navigant Consulting, Inc.†(a)(b)	12,450	242,402
Nielsen Holdings PLC (United
Kingdom)†(a)(b)	11,144	263,779
Quad/Graphics, Inc.(a)	4,592	54,645
Republic Services, Inc.†(b)	5,569	447,636
Ritchie Bros Auctioneers, Inc. (Canada)	2,846	96,764
Robert Half International, Inc.†(a)(b)	4,720	307,555
SP Plus Corp.†*	5,822	198,647
Steelcase, Inc., Class A(a)	1,525	22,189
Tetra Tech, Inc.†(b)	7,828	466,471
Thomson Reuters Corp. (Canada)†	10,927	646,878
Waste Management, Inc.†	7,772	807,589

		10,449,593

Consumer Durables & Apparel — 4.5%
Acushnet Holdings Corp.(a)	5,457	126,275
Callaway Golf Co.†	22,553	359,269
Capri Holdings Ltd. (British Virgin Islands)†(b)*	10,123	463,127
Carter’s, Inc.(a)	6,369	641,932
Crocs, Inc.†(b)*	1,585	40,814
Deckers Outdoor Corp.†(a)*	9,803	1,440,943
Ethan Allen Interiors, Inc.	365	6,982
Fossil Group, Inc.†(a)(b)*	40,785	559,570
Garmin Ltd. (Switzerland)†(b)	22,352	1,930,095
Hanesbrands, Inc.†	46,118	824,590
Hasbro, Inc.(a)	2,734	232,445
Helen of Troy Ltd. (Bermuda)†(a)*	589	68,300
Installed Building Products, Inc.†(a)*	5,256	254,916
Leggett & Platt, Inc.†(a)	14,600	616,412
Mattel, Inc.(a)*	36,673	476,749
Movado Group, Inc.†	1,455	52,933
Sonos, Inc.*	4,201	43,228
Sturm Ruger & Co., Inc.†	7,904	419,070
Tapestry, Inc.†(a)(b)	25,274	821,152
TopBuild Corp.†(a)*	6,770	438,831
Tupperware Brands Corp.†(b)	9,302	237,945
Under Armour, Inc., Class C(a)*	7,021	132,486
VF Corp.†	9,226	801,832
Whirlpool Corp.†(a)	2,489	330,763

		11,320,659

The accompanying notes are an integral part of the financial statements.

46

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 5.7%
Aramark†	25,268	$746,669
BJ’s Restaurants, Inc.†	15,447	730,334
Career Education Corp.†(a)*	2,757	45,546
Cheesecake Factory, Inc. (The)†(a)	4,333	211,970
Choice Hotels International, Inc.†(a)	8,827	686,211
Cracker Barrel Old Country Store, Inc.†(a)	7,467	1,206,742
Darden Restaurants, Inc.(a)	760	92,317
Denny’s Corp.(a)*	3,709	68,060
frontdoor, Inc.(b)*	4,125	141,982
Graham Holdings Co., Class B†	650	444,067
Houghton Mifflin Harcourt Co.(a)*	301	2,188
International Game Technology PLC (United Kingdom)†(a)	32,394	420,798
Jack in the Box, Inc.†(a)	10,723	869,206
Las Vegas Sands Corp.†	7,449	454,091
McDonald’s Corp.†	2,025	384,548
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	24,398	1,340,914
PlayAGS, Inc.*	1,799	43,050
Regis Corp.†*	1,426	28,049
Scientific Games Corp.(a)*	3,793	77,453
SeaWorld Entertainment, Inc.†*	47,105	1,213,425
Six Flags Entertainment Corp.(a)(b)	7,115	351,125
Stars Group, Inc. (The) (Canada)†*	16,611	290,859
Weight Watchers International, Inc.†(a)(b)*	74,661	1,504,419
Wyndham Hotels & Resorts, Inc.†(b)	21,102	1,054,889
Yum! Brands, Inc.†	19,523	1,948,591

		14,357,503

Energy — 5.8%
Cameco Corp. (Canada)†	1,167	13,759
Chevron Corp.†	3,715	457,614
CONSOL Energy, Inc.†(a)*	2,583	88,390
Contura Energy, Inc.(a)*	1,267	73,385
CVR Energy, Inc.†	1,837	75,684
Delek US Holdings, Inc.†	4,307	156,861
FTS International, Inc.†(a)(b)*	43,701	437,010
Halliburton Co.†	19,953	584,623
Helix Energy Solutions Group, Inc.†(a)*	22,252	176,013
Helmerich & Payne, Inc.†	1,287	71,506
HollyFrontier Corp.†(a)	18,778	925,192
Imperial Oil Ltd. (Canada)†	2,574	70,450

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.†(a)(b)	84,500	$1,690,845
KLX Energy Services Holdings, Inc.(a)*	2,369	59,557
Liberty Oilfield Services, Inc., Class A(a)	3,472	53,434
Mammoth Energy Services, Inc.†	9,065	150,932
Nabors Industries Ltd. (Bermuda)†(a)(b)	500,179	1,720,616
National Oilwell Varco, Inc.†(b)	25,822	687,898
Newpark Resources, Inc.*	1,059	9,700
Nine Energy Service, Inc.(a)*	357	8,086
Oil States International, Inc.*	45	763
Patterson-UTI Energy, Inc.†(a)	79,117	1,109,220
Pembina Pipeline Corp. (Canada)†	7,253	266,620
Phillips 66†(a)	20,067	1,909,776
Precision Drilling Corp. (Canada)†*	17,003	40,637
ProPetro Holding Corp.†*	15,733	354,622
Renewable Energy Group, Inc.†*	26,690	586,112
RPC, Inc.†(a)	45,453	518,619
Schlumberger Ltd. (Curacao)†(b)	38,293	1,668,426
SEACOR Holdings, Inc.(b)*	849	35,896
Select Energy Services, Inc., Class A(a)*	2,448	29,425
Superior Energy Services, Inc.(a)*	18,016	84,135
Tidewater, Inc.†*	4,096	94,986
Weatherford International PLC (Ireland)†*	412,757	288,104
Williams Cos., Inc. (The)†	934	26,825

		14,525,721

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings, Inc.†(a)*	6,440	176,456
Casey’s General Stores, Inc.†(a)	358	46,100
Rite Aid Corp.*	22,704	14,417
Sysco Corp.†(b)	37,548	2,506,705
Walgreens Boots Alliance, Inc.†(b)	9,544	603,849
Walmart, Inc.†	11,984	1,168,800
Weis Markets, Inc.(a)	1,572	64,153

		4,580,480

Food, Beverage & Tobacco — 7.3%
Altria Group, Inc.†(b)	17,475	1,003,589
Archer-Daniels-Midland Co.†(a)	19,959	860,832
B&G Foods, Inc.(a)	14,810	361,660
Bunge Ltd. (Bermuda)†	22,368	1,187,070

The accompanying notes are an integral part of the financial statements.

47

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.†(a)	37,570	$1,432,544
Coca-Cola Co. (The)†(b)	18,865	884,014
Constellation Brands, Inc., Class A†(a)	9,500	1,665,635
Fresh Del Monte Produce, Inc. (Cayman Islands)(b)	1,406	38,004
General Mills, Inc.†(a)(b)	16,304	843,732
Hershey Co. (The)†	12,281	1,410,227
Hormel Foods Corp.†(a)	15,267	683,351
JM Smucker Co. (The)†(a)	3,468	404,022
Kellogg Co.†	7,387	423,866
Kraft Heinz Co. (The)†	21,991	718,006
Lancaster Colony Corp.†	522	81,792
McCormick & Co., Inc., non-voting shares†	4,013	604,478
Molson Coors Brewing Co., Class B†	1,375	82,019
Mondelez International, Inc., Class A†	7,479	373,352
Monster Beverage Corp.†*	25,811	1,408,764
PepsiCo, Inc.†	11,563	1,417,046
Pilgrim’s Pride Corp.†(b)*	19,000	423,510
Tootsie Roll Industries, Inc.(a)	352	13,109
TreeHouse Foods, Inc.†(a)*	19,052	1,229,807
Vector Group Ltd.†(a)	78,695	849,119

		18,399,548

Health Care Equipment & Services — 9.4%
Abbott Laboratories†	11,959	956,002
Allscripts Healthcare Solutions, Inc.†(a)*	57,675	550,220
Avanos Medical, Inc.†*	8,940	381,559
Baxter International, Inc.†	11,939	970,760
Cardinal Health, Inc.†	24,323	1,171,152
Cerner Corp.†(a)*	22,701	1,298,724
CryoLife, Inc.(a)*	341	9,947
CVS Health Corp.†	23,305	1,256,839
Danaher Corp.†(a)	4,073	537,717
DENTSPLY SIRONA, Inc.†	3,432	170,193
Hanger, Inc.*	439	8,363
HCA Healthcare, Inc.†(b)	9,316	1,214,620
Henry Schein, Inc.(a)*	4,831	290,391
Hill-Rom Holdings, Inc.†(b)	8,783	929,768
HMS Holdings Corp.†(a)(b)*	37,508	1,110,612
Integer Holdings Corp.†(b)*	15,037	1,134,091

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Integra LifeSciences Holdings Corp.†(b)*	15,372	$856,528
Laboratory Corp. of America Holdings†(b)*	3,605	551,493
LivaNova PLC (United Kingdom)†(b)*	13,849	1,346,815
Masimo Corp.†*	895	123,761
MEDNAX, Inc.†(b)*	34,887	947,880
Medtronic PLC (Ireland)†	18,522	1,686,984
Meridian Bioscience, Inc.†(a)	9,186	161,766
National HealthCare Corp.(a)	22	1,669
Natus Medical, Inc.†(a)*	5,102	129,489
NextGen Healthcare, Inc.(a)(b)*	15,685	263,979
NuVasive, Inc.†(a)*	8,643	490,836
Omnicell, Inc.†*	6,153	497,409
OraSure Technologies, Inc.(a)*	6,648	74,125
Quest Diagnostics, Inc.†(a)(b)	5,039	453,107
Select Medical Holdings Corp.†(a)*	19,225	270,880
STERIS PLC (Ireland)†(b)	10,219	1,308,339
Stryker Corp.†	1,088	214,902
Tivity Health, Inc.†(a)*	39,777	698,484
Universal Health Services, Inc., Class B	453	60,598
Varex Imaging Corp.(a)*	1,638	55,495
West Pharmaceutical Services, Inc.†	2,533	279,137
Zimmer Biomet Holdings, Inc.†	9,297	1,187,227

		23,651,861

Household & Personal Products — 1.6%
Avon Products, Inc.†*	10,667	31,361
Central Garden & Pet Co., Class A*	333	7,742
Church & Dwight Co., Inc.†(a)	4,638	330,365
Clorox Co. (The)†(a)	1,411	226,409
Colgate-Palmolive Co.†(a)	9,214	631,528
Edgewell Personal Care Co.†(a)(b)*	19,502	855,943
elf Beauty, Inc.*	243	2,576
Energizer Holdings, Inc.(a)	16,759	752,982
Inter Parfums, Inc.	1,024	77,691
Kimberly-Clark Corp.(a)(b)	1,323	163,920
Procter & Gamble Co. (The)†(b)	10,130	1,054,026

		4,134,543

Materials — 6.0%
AdvanSix, Inc.*	87	2,486
Air Products & Chemicals, Inc.†(a)	2,301	439,399
Ashland Global Holdings, Inc.†(b)	1,194	93,287

The accompanying notes are an integral part of the financial statements.

48

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)†*	44,351	$1,118,089
Bemis Co., Inc.†	1,543	85,606
CF Industries Holdings, Inc.†	16,159	660,580
Crown Holdings, Inc.(b)*	3,809	207,857
Domtar Corp.†	7,341	364,481
Eagle Materials, Inc.(b)	2,156	181,751
Eastman Chemical Co.†	12,650	959,882
Ferro Corp.(a)(b)*	10,528	199,295
FutureFuel Corp.†	3,784	50,706
Graphic Packaging Holding Co.†(a)	91,471	1,155,279
Greif, Inc., Class A†(a)	1,853	76,436
H.B. Fuller Co.†(a)(b)	26,154	1,272,131
Huntsman Corp.†(a)	19,323	434,574
Innophos Holdings, Inc.	548	16,517
Innospec, Inc.(a)	131	10,919
International Paper Co.†(a)	15,637	723,524
Koppers Holdings, Inc.*	431	11,197
Kraton Corp.†(b)*	15,781	507,833
Kronos Worldwide, Inc.†(a)	14,151	198,397
Minerals Technologies, Inc.†	2,221	130,573
Norbord, Inc. (Canada)†(a)	6,942	191,252
Nutrien Ltd. (Canada)†	28,022	1,478,441
Olin Corp.†(a)	59,987	1,388,099
PolyOne Corp.†(a)	24,185	708,862
Rayonier Advanced Materials, Inc.†(a)	38,886	527,294
Stepan Co.	16	1,400
Summit Materials, Inc., Class A†(a)*	36,318	576,367
Tronox Holdings PLC(a)	9,631	126,648
US Concrete, Inc.†*	15,098	625,359
Verso Corp., Class A†(a)(b)*	27,243	583,545

		15,108,066

Media & Entertainment — 5.8%
Activision Blizzard, Inc.†	35,296	1,607,027
Alphabet, Inc., Class A†*	944	1,110,984
ANGI Homeservices, Inc., Class A†*	5,137	79,315
Cars.com, Inc.†(a)*	54,351	1,239,203
Discovery, Inc., Class A†(a)*	14,797	399,815
DISH Network Corp., Class A†(a)(b)*	10,815	342,727
Facebook, Inc., Class A†(b)*	9,085	1,514,379
Gannett Co., Inc.†(a)	16,995	179,127
Gray Television, Inc.†(b)*	41,951	896,073
IAC/InterActiveCorp.†*	3,048	640,415

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Interpublic Group of Cos., Inc. (The)†(b)	19,170	$402,762
Loral Space & Communications, Inc.†*	1,816	65,467
Marcus Corp. (The)†(a)	5,821	233,131
MSG Networks, Inc., Class A†(a)*	22,721	494,182
New Media Investment Group, Inc.†(a)	16,870	177,135
News Corp., Class A†(b)	43,173	537,072
Omnicom Group, Inc.†(a)(b)	15,493	1,130,834
QuinStreet, Inc.†(a)*	18,419	246,630
Sirius XM Holdings, Inc.†	25,810	146,343
TEGNA, Inc.†(a)(b)	65,266	920,251
Tribune Media Co., Class A†(a)	5,207	240,251
TripAdvisor, Inc.†(a)*	8,875	456,619
Viacom, Inc., Class B†	29,139	817,932
Walt Disney Co. (The)†	6,740	748,342

		14,626,016

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.†	7,580	610,872
Amgen, Inc.†	3,930	746,621
Amneal Pharmaceuticals, Inc.(a)*	4,809	68,144
Biogen, Inc.†(b)*	3,990	943,156
Bristol-Myers Squibb Co.†	20,421	974,286
Bruker Corp.†	19,370	744,583
Celgene Corp.†(b)*	10,575	997,646
Corcept Therapeutics, Inc.(a)*	5,010	58,817
Eagle Pharmaceuticals, Inc.†*	4,166	210,341
Eli Lilly & Co.†	2,758	357,878
Enanta Pharmaceuticals, Inc.†(a)(b)*	2,891	276,148
Exelixis, Inc.†(a)*	10,195	242,641
Genomic Health, Inc.†(b)*	3,478	243,634
Gilead Sciences, Inc.†(a)(b)	9,994	649,710
Innoviva, Inc.†(a)*	22,214	311,662
Ionis Pharmaceuticals, Inc.(a)*	35	2,841
Jazz Pharmaceuticals PLC (Ireland)†*	1,530	218,714
Johnson & Johnson†	4,413	616,893
Ligand Pharmaceuticals, Inc.†(a)*	3,242	407,552
Mallinckrodt PLC (Ireland)†*	8,574	186,399
Medpace Holdings, Inc.†*	13,657	805,353
Merck & Co., Inc.†(a)	6,420	533,951
Mylan NV (Netherlands)†(b)*	15,567	441,169
Myriad Genetics, Inc.(b)*	1,927	63,976
Neurocrine Biosciences, Inc.†(a)*	3,224	284,034

The accompanying notes are an integral part of the financial statements.

49

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.†(a)	1,437	$138,469
Pfizer, Inc.†	25,115	1,066,634
Phibro Animal Health Corp., Class A†	3,882	128,106
PRA Health Sciences, Inc.†(a)*	3,975	438,403
Prestige Consumer Healthcare, Inc.†(a)*	4,970	148,653
Regeneron Pharmaceuticals, Inc.†*	731	300,163
REGENXBIO, Inc.†(a)*	2,545	145,854
Repligen Corp.†*	4,522	267,160
Seattle Genetics, Inc.†(a)*	538	39,403
Supernus Pharmaceuticals, Inc.†(a)(b)*	9,988	349,980
Thermo Fisher Scientific, Inc.†	3,557	973,622
Vanda Pharmaceuticals, Inc.†(a)*	4,241	78,034
Waters Corp.(a)*	463	116,542

		15,188,044

Retailing — 10.2%
1-800-Flowers.com, Inc., Class A*	1,229	22,405
Advance Auto Parts, Inc.†	2,302	392,560
Amazon.com, Inc.†*	632	1,125,434
Asbury Automotive Group, Inc.(a)*	1,540	106,814
AutoZone, Inc.†(a)*	609	623,689
Bed Bath & Beyond, Inc.(a)	10,095	171,514
Booking Holdings, Inc.†(a)*	973	1,697,797
Boot Barn Holdings, Inc.†(a)*	5,234	154,089
Buckle, Inc. (The)†(a)	2,528	47,324
Children’s Place, Inc. (The)†(b)	3,491	339,604
Core-Mark Holding Co., Inc.†	7,839	291,062
Dick’s Sporting Goods, Inc.(a)	1,188	43,730
Dillard’s, Inc., Class A†(a)	8,666	624,125
Dollar General Corp.†	10,597	1,264,222
eBay, Inc.†	26,543	985,807
Etsy, Inc.†*	669	44,970
Foot Locker, Inc.(a)	1,793	108,656
Gap, Inc. (The)(a)	5,804	151,949
Genesco, Inc.(a)*	1,492	67,961
Genuine Parts Co.†	6,248	699,963
Group 1 Automotive, Inc.†(a)(b)	12,190	788,693
Groupon, Inc.(a)*	34,324	121,850
Home Depot, Inc. (The)†(b)	9,598	1,841,760
Hudson Ltd., Class A (Bermuda)†(b)*	10,625	146,094
J.C. Penney Co., Inc.(a)*	108,708	161,975
Lithia Motors, Inc., Class A†(a)(b)	4,446	412,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.†(a)*	68,959	$1,957,056
Macy’s, Inc.†(a)	33,864	813,752
Michaels Cos., Inc. (The)†(a)*	21,815	249,127
Murphy USA, Inc.(a)*	9,431	807,482
Office Depot, Inc.†	290,518	1,054,580
O’Reilly Automotive, Inc.†*	520	201,916
PetMed Express, Inc.†(a)	1,373	31,277
Quotient Technology, Inc.*	176	1,737
Qurate Retail, Inc.†(a)(b)*	89,905	1,436,682
Shoe Carnival, Inc.†(a)	1,659	56,456
Shutterfly, Inc.†(a)*	29,817	1,211,763
Shutterstock, Inc.(a)(b)	1,084	50,547
Signet Jewelers Ltd. (Bermuda)†(a)	1,605	43,592
Sonic Automotive, Inc., Class A(a)	885	13,107
Stamps.com, Inc.†(a)*	9,856	802,377
Tailored Brands, Inc.†(a)	65,507	513,575
Target Corp.†(b)	8,019	643,605
Tiffany & Co.	467	49,292
TJX Cos., Inc. (The)†	18,571	988,163
Tractor Supply Co.†(b)	6,532	638,568
Urban Outfitters, Inc.†(b)*	42,809	1,268,859
Williams-Sonoma, Inc.(a)	7,580	426,527

		25,696,453

Semiconductors & Semiconductor Equipment — 4.9%
Amkor Technology, Inc.†(a)*	42,575	363,590
Applied Materials, Inc.†(b)	18,291	725,421
Axcelis Technologies, Inc.*	2,288	46,035
Diodes, Inc.†(a)*	16,742	580,947
Integrated Device Technology, Inc.†(a)*	4,927	241,374
Intel Corp.†(a)	5,110	274,407
KLA-Tencor Corp.†(a)	3,839	458,415
Lam Research Corp.†	2,418	432,846
Lattice Semiconductor Corp.(a)*	742	8,852
Microchip Technology, Inc.†(a)	20,170	1,673,303
Micron Technology, Inc.†(a)(b)*	38,779	1,602,736
MKS Instruments, Inc.†(b)	5,379	500,516
Nanometrics, Inc.(b)*	13,587	419,567
ON Semiconductor Corp.†(b)*	85,258	1,753,757
Qorvo, Inc.†(a)*	6,539	469,042
Skyworks Solutions, Inc.†	18,572	1,531,819
Teradyne, Inc.†(a)(b)	20,388	812,258
Texas Instruments, Inc.†	2,945	312,376

The accompanying notes are an integral part of the financial statements.

50

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Versum Materials, Inc.(b)	1,161	$58,410

		12,265,671

Software & Services — 14.0%
Accenture PLC, Class A (Ireland)†(b)	2,337	411,359
ACI Worldwide, Inc.†(a)*	15,967	524,835
Alarm.com Holdings, Inc.†(a)*	11,484	745,312
Altair Engineering, Inc., Class A*	130	4,785
Alteryx, Inc., Class A(a)*	5,384	451,556
Amdocs, Ltd. (Guernsey)†	10,099	546,457
ANSYS, Inc.†(b)*	7,258	1,326,109
Appfolio, Inc., Class A(a)(b)*	6,144	487,834
Aspen Technology, Inc.†*	9,190	958,149
Autodesk, Inc.*	233	36,306
Automatic Data Processing, Inc.†	1,396	222,997
Avaya Holdings Corp.†(a)*	48,089	809,338
Blackbaud, Inc.†	4,459	355,516
Cadence Design Systems, Inc.†(a)*	8,228	522,560
Cardtronics PLC, Class A (United Kingdom)†*	9,495	337,832
CDK Global, Inc.†(b)	28,622	1,683,546
CGI, Inc. (Canada)†*	4,450	305,982
Cision Ltd. (Cayman Islands)†(a)(b)*	27,376	376,968
Citrix Systems, Inc.†(a)(b)	16,492	1,643,593
CommVault Systems, Inc.†(b)*	5,821	376,852
Conduent, Inc.†(b)*	53,063	733,861
DXC Technology Co.†	14,950	961,434
Endurance International Group Holdings, Inc.†(a)*	20,285	147,066
Fidelity National Information Services, Inc.†	1,292	146,125
Fortinet, Inc.†(a)(b)*	24,427	2,051,135
Globant SA (Luxembourg)†*	10,767	768,764
GTT Communications, Inc.(a)*	3,304	114,649
International Business Machines Corp.†	8,231	1,161,394
j2 Global, Inc.†(a)(b)	7,004	606,546
Jack Henry & Associates, Inc.†(a)	303	42,038
LiveRamp Holdings, Inc.(a)*	3,692	201,472
Manhattan Associates, Inc.†(a)*	9,202	507,122
MAXIMUS, Inc.†	1,531	108,670
Microsoft Corp.†(b)	9,436	1,112,882
Monotype Imaging Holdings, Inc.†(a)	8,224	163,575
NIC, Inc.†.	25,848	441,742
Nuance Communications, Inc.†(a)(b)*	87,831	1,486,979

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Open Text Corp. (Canada)†(b)	29,401	$1,129,880
Oracle Corp.†(a)(b)	16,868	905,980
Paychex, Inc.†(a)(b)	9,999	801,920
Paycom Software, Inc.†(a)*	1,023	193,480
PayPal Holdings, Inc.†*	7,265	754,398
Progress Software Corp.†	17,640	782,687
QAD, Inc., Class A(a)	33	1,421
Qualys, Inc.†*	7,503	620,798
salesforce.com, Inc.†*	2,819	446,445
SPS Commerce, Inc.†*	11,154	1,182,993
SS&C Technologies Holdings, Inc.†	29,791	1,897,389
Sykes Enterprises, Inc.(a)*	369	10,435
Synopsys, Inc.†(a)*	2,141	246,536
TiVo Corp.(a)	8,615	80,292
Travelport Worldwide Ltd. (Bermuda)	991	15,588
Tyler Technologies, Inc.†*	3,105	634,662
Verint Systems, Inc.†(a)(b)*	6,742	403,576
VeriSign, Inc.†*	2,174	394,711
VMware, Inc., Class A†	4,596	829,624
Western Union Co. (The)†	43,505	803,537

		35,019,692

Technology Hardware & Equipment — 7.8%
Amphenol Corp., Class A†(a)	5,088	480,511
Apple, Inc.†(b)	5,292	1,005,215
ARRIS International PLC (United Kingdom)†(a)*	42,944	1,357,460
Arrow Electronics, Inc.†*	13,567	1,045,473
AVX Corp.†(a)	10,053	174,319
Badger Meter, Inc.(a)	1,826	101,599
Belden, Inc.†(a)	16,874	906,134
Casa Systems, Inc.†*	27,183	225,619
Cisco Systems, Inc.†(b)	6,212	335,386
Coherent, Inc.(a)*	1,147	162,553
CommScope Holding Co., Inc.†(b)*	32,632	709,093
Diebold Nixdorf, Inc.†(a)*	26,673	295,270
EchoStar Corp., Class A†(b)*	21,404	780,176
F5 Networks, Inc.†(a)(b)*	8,597	1,349,127
FLIR Systems, Inc.†(b)	17,919	852,586
Hewlett Packard Enterprise Co.†(b)	30,154	465,276
HP,Inc.†(a)	38,566	749,337
Itron, Inc.†*	8,830	411,920
Jabil, Inc.†	2,204	58,604
Juniper Networks, Inc.†(a)	46,847	1,240,040
Motorola Solutions, Inc.†(b)	10,324	1,449,696

The accompanying notes are an integral part of the financial statements.

51

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†(a)	5,381	$373,119
NETGEAR, Inc.†(a)*	6,312	209,053
OSI Systems, Inc.†*	1,195	104,682
Plantronics, Inc.(a)	102	4,703
Seagate Technology PLC (Ireland)†	9,558	457,733
TE Connectivity Ltd. (Switzerland)†	9,756	787,797
Tech Data Corp.†(a)*	838	85,820
TTM Technologies, Inc.(a)*	5,707	66,943
Vishay Intertechnology, Inc.†(a)(b)	61,968	1,144,549
Western Digital Corp.(b)	3,995	192,000
Xerox Corp.†(a)(b)	42,161	1,348,309
Zebra Technologies Corp., Class A†* .	2,706	566,988

		19,497,090

Telecommunication Services — 1.7%
AT&T, Inc.†(a)	10,756	337,308
CenturyLink, Inc.†(a)	70,984	851,098
Cogent Communications Holdings, Inc.(a)	1,731	93,907
Intelsat SA (Luxembourg)†(a)*	20,310	318,055
Rogers Communications, Inc., Class B (Canada)†	23,933	1,288,074
United States Cellular Corp.†*	2,519	115,647
Verizon Communications, Inc.†	21,891	1,294,415
Vonage Holdings Corp.†(b)*	5,127	51,475

		4,349,979

Transportation — 4.4%
American Airlines Group, Inc.†(a)(b)	14,189	450,643
ArcBest Corp.†(a)(b)	16,450	506,496
CH Robinson Worldwide, Inc.†(a)	4,781	415,899
CSX Corp.†(b)	22,402	1,676,118
Delta Air Lines, Inc.†(b)	14,588	753,470
Echo Global Logistics, Inc.†(a)*	11,122	275,603
Expeditors International of Washington, Inc.†	847	64,287
Forward Air Corp.(b)	654	42,333
Genesee & Wyoming, Inc., Class A†(b)*	10,166	885,865
Golden Ocean Group Ltd. (Bermuda)(a)	677	3,229
Heartland Express, Inc.†(a)	8,150	157,132
Hub Group, Inc., Class A†*	2,453	100,205
Landstar System, Inc.†(a)(b)	8,754	957,600
Marten Transport Ltd.	1,678	29,919
Norfolk Southern Corp.†	1,449	270,804

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Schneider National, Inc., Class B†	28,649	$603,061
Southwest Airlines Co.†(a)(b)	35,532	1,844,466
Union Pacific Corp.†	1,729	289,089
United Continental Holdings, Inc.*	185	14,759
XPO Logistics, Inc.†(a)*	30,570	1,642,832

		10,983,810

TOTAL COMMON STOCKS (Cost $289,500,090)		305,029,500

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 †	$715	701

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		701

TOTAL LONG POSITIONS - 121.5%		305,030,201

(Cost $289,500,805)

	Number of Shares
SHORT POSITIONS — (96.5)%
COMMON STOCKS — (96.5)%
Automobiles & Components — (2.5)%
Adient PLC (Ireland)	(88,873)	(1,151,794)
Cooper-Standard Holding, Inc.*	(3,353)	(157,457)
Dorman Products, Inc.*	(11,310)	(996,298)
Ford Motor Co.	(116,833)	(1,025,794)
Fox Factory Holding Corp.*	(10,128)	(707,846)
Gentherm, Inc.*	(3,805)	(140,252)
Goodyear Tire & Rubber Co. (The)	(29,609)	(537,403)
LCI Industries	(14,530)	(1,116,195)
Standard Motor Products, Inc.	(621)	(30,491)
Tesla, Inc.*	(1,024)	(286,577)
Visteon Corp.*	(1,471)	(99,072)

		(6,249,179)

Capital Goods — (14.0)%
AAON, Inc.	(11,948)	(551,759)
AAR Corp.	(11,558)	(375,751)
Actuant Corp., Class A	(4,199)	(102,330)
Advanced Drainage Systems, Inc.	(2,078)	(53,550)
Aerovironment, Inc.*	(3,446)	(235,741)
Alamo Group, Inc.	(67)	(6,696)
American Woodmark Corp.*	(349)	(28,838)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Apogee Enterprises, Inc.	(2,870)	$(107,596)
Arcosa, Inc.	(4,165)	(127,241)
Argan, Inc.	(1,165)	(58,192)
Armstrong World Industries, Inc.	(720)	(57,182)
Astec Industries, Inc.	(9,658)	(364,686)
Astronics Corp.*	(7,856)	(257,048)
Atkore International Group, Inc.*	(2,682)	(57,743)
Axon Enterprise, Inc.*	(6,434)	(350,074)
Bloom Energy Corp., Class A*	(9,305)	(120,221)
Briggs & Stratton Corp.	(9,454)	(111,841)
CAE, Inc. (Canada)	(938)	(20,777)
Chart Industries, Inc.*	(12,107)	(1,095,926)
CIRCOR International, Inc.*	(7,511)	(244,859)
Construction Partners, Inc., Class A*	(44)	(562)
Cubic Corp.	(6,750)	(379,620)
DMC Global, Inc.	(455)	(22,586)
Douglas Dynamics, Inc.	(884)	(33,654)
DXP Enterprises, Inc.*	(4,088)	(159,105)
Dycom Industries, Inc.*	(13,874)	(637,372)
EnerSys	(11,293)	(735,852)
Enphase Energy, Inc.*	(41,951)	(387,208)
ESCO Technologies, Inc.	(1,766)	(118,375)
Evoqua Water Technologies Corp.*	(38,233)	(480,971)
Fastenal Co.	(22,179)	(1,426,331)
Federal Signal Corp.	(2,154)	(55,982)
Gates Industrial Corp. PLC (United Kingdom)*	(17,932)	(257,145)
Gorman-Rupp Co. (The)	(217)	(7,365)
Granite Construction, Inc.	(12,967)	(559,526)
Griffon Corp.	(549)	(10,147)
Harris Corp.	(4,079)	(651,457)
HEICO Corp.	(6,268)	(594,645)
Herc Holdings, Inc.*	(6,577)	(256,371)
Hyster-Yale Materials Handling, Inc.	(3,065)	(191,133)
Jacobs Engineering Group, Inc.	(17,232)	(1,295,674)
John Bean Technologies Corp.	(4,039)	(371,144)
Kennametal, Inc.	(28,309)	(1,040,356)
Kratos Defense & Security Solutions, Inc.*	(50,724)	(792,816)
Lindsay Corp.	(1,470)	(142,281)
MasTec, Inc.*	(12,480)	(600,288)
Mercury Systems, Inc.*	(14,416)	(923,777)
Middleby Corp. (The)*	(3,348)	(435,340)
MRC Global, Inc.*	(14,324)	(250,385)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mueller Water Products, Inc., Class A	(20,437)	$(205,187)
MYR Group, Inc.*	(222)	(7,688)
Nordson Corp.	(10,041)	(1,330,633)
NOW, Inc.*	(16,794)	(234,444)
NV5 Global, Inc.*	(680)	(40,365)
Oshkosh Corp.	(21,049)	(1,581,411)
Patrick Industries, Inc.*	(9,659)	(437,746)
Pentair PLC (Ireland)	(1,336)	(59,465)
PGT Innovations, Inc.*	(28,094)	(389,102)
Plug Power, Inc.*	(15,312)	(36,749)
Primoris Services Corp.	(8,059)	(166,660)
Proto Labs, Inc.*	(7,859)	(826,295)
Quanex Building Products Corp.	(134)	(2,129)
Raven Industries, Inc.	(7,211)	(276,686)
RBC Bearings, Inc.*	(4,474)	(568,959)
REV Group, Inc.	(17,534)	(191,997)
Roper Technologies, Inc.	(2,895)	(990,003)
Rush Enterprises, Inc., Class A	(141)	(5,895)
SiteOne Landscape Supply, Inc.*	(3,938)	(225,057)
SPX Corp.*	(10,110)	(351,727)
Sun Hydraulics Corp.	(5,738)	(266,874)
Sunrun, Inc.*	(67,713)	(952,045)
Systemax, Inc.	(100)	(2,264)
Terex Corp.	(12,314)	(395,649)
Textainer Group Holdings Ltd. (Bermuda)*	(9,366)	(90,382)
Thermon Group Holdings, Inc.*	(5,353)	(131,202)
Toro Co. (The)	(8,492)	(584,589)
Trex Co., Inc.*	(6,353)	(390,837)
Triumph Group, Inc.	(24,650)	(469,829)
United Rentals, Inc.*	(13,233)	(1,511,870)
United Technologies Corp.	(3,941)	(507,955)
USG Corp.	(41,275)	(1,787,208)
Vicor Corp.*	(10,485)	(325,245)
Vivint Solar, Inc.*	(7,574)	(37,643)
WABCO Holdings, Inc.*	(7,070)	(932,038)
Wesco Aircraft Holdings, Inc.*	(16,883)	(148,402)
WillScot Corp.*	(25,497)	(282,762)
Woodward, Inc.	(4,004)	(379,940)
Xylem, Inc.	(11,663)	(921,845)

		(35,192,296)

Commercial & Professional Services — (4.1)%
ADT, Inc.	(33,793)	(215,937)
Advanced Disposal Services, Inc.*	(19,673)	(550,844)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Brady Corp., Class A	(1,140)	$(52,907)
BrightView Holdings, Inc.*	(9,376)	(135,014)
Casella Waste Systems, Inc., Class A*	(14,505)	(515,798)
Cimpress NV (Netherlands)*	(4,730)	(379,015)
Copart, Inc.*	(33,223)	(2,012,982)
CoStar Group, Inc.*	(3,153)	(1,470,622)
Ennis, Inc.	(925)	(19,203)
Equifax, Inc.	(6,068)	(719,058)
Forrester Research, Inc.	(2,966)	(143,406)
Heritage-Crystal Clean, Inc.*	(166)	(4,557)
Herman Miller, Inc.	(15,078)	(530,444)
IHS Markit Ltd. (Bermuda)*	(5,906)	(321,168)
Insperity, Inc.	(5,017)	(620,402)
Interface, Inc.	(9,366)	(143,487)
MSA Safety, Inc.	(4,564)	(471,918)
Resources Connection, Inc.	(1,275)	(21,088)
Team, Inc.*	(9,288)	(162,540)
TransUnion	(464)	(31,014)
TriNet Group, Inc.*	(10,584)	(632,288)
UniFirst Corp.	(754)	(115,739)
Upwork, Inc.*	(2,409)	(46,108)
US Ecology, Inc.	(2,980)	(166,820)
Verisk Analytics, Inc.	(5,852)	(778,316)

		(10,260,675)

Consumer Durables & Apparel — (2.8)%
American Outdoor Brands Corp.*	(28,254)	(263,892)
Canada Goose Holdings, Inc. (Canada)*	(14,026)	(673,530)
Columbia Sportswear Co.	(768)	(80,010)
G-III Apparel Group Ltd.*	(35,694)	(1,426,332)
GoPro, Inc., Class A*	(61,622)	(400,543)
iRobot Corp.*	(9,621)	(1,132,295)
Johnson Outdoors, Inc., Class A	(326)	(23,263)
Lululemon Athletica, Inc.*	(4,176)	(684,321)
Malibu Boats, Inc., Class A*	(4,275)	(169,204)
NIKE, Inc., Class B	(4,715)	(397,050)
Ralph Lauren Corp.	(2,556)	(331,462)
Skyline Champion Corp.	(6,666)	(126,654)
Tempur Sealy International, Inc.*	(2,739)	(157,958)
Wolverine World Wide, Inc.	(29,956)	(1,070,328)

		(6,936,842)

Consumer Services — (5.4)%
Belmond Ltd., Class A (Bermuda)*	(17,154)	(427,649)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chegg, Inc.*	(846)	$(32,251)
Chipotle Mexican Grill, Inc.*	(1,654)	(1,174,853)
Churchill Downs, Inc.	(8,032)	(724,968)
Dave & Buster’s Entertainment, Inc.	(13,604)	(678,431)
Dine Brands Global, Inc.	(212)	(19,353)
Eldorado Resorts, Inc.*	(19,282)	(900,277)
Fiesta Restaurant Group, Inc.*	(322)	(4,221)
Grand Canyon Education, Inc.*	(1,407)	(161,116)
Hyatt Hotels Corp., Class A	(14,879)	(1,079,769)
International Speedway Corp., Class A	(3,499)	(152,661)
K12, Inc.*	(1,216)	(41,502)
Monarch Casino & Resort, Inc.*	(2,575)	(113,094)
Papa John’s International, Inc.	(23,286)	(1,232,994)
Planet Fitness, Inc., Class A*	(3,950)	(271,444)
Red Rock Resorts, Inc., Class A	(26,250)	(678,562)
Royal Caribbean Cruises Ltd. (Liberia)	(15,440)	(1,769,733)
Ruth’s Hospitality Group, Inc.	(1,597)	(40,867)
Shake Shack, Inc., Class A*	(30,497)	(1,803,898)
Strategic Education, Inc.	(3,928)	(515,786)
Texas Roadhouse, Inc.	(1,005)	(62,501)
Vail Resorts, Inc.	(1,615)	(350,940)
Wingstop, Inc.	(17,586)	(1,337,064)

		(13,573,934)

Energy — (5.8)%
Archrock, Inc.	(37,025)	(362,104)
Cactus, Inc., Class A*	(15,926)	(566,966)
Cheniere Energy, Inc.*	(13,994)	(956,630)
Clean Energy Fuels Corp.*	(876)	(2,707)
Covia Holdings Corp.*	(578)	(3,231)
DHT Holdings, Inc. (Marshall Islands)	(36,297)	(161,885)
Dril-Quip, Inc.*	(15,796)	(724,247)
Exterran Corp.*	(323)	(5,443)
Exxon Mobil Corp.	(12,991)	(1,049,673)
Forum Energy Technologies, Inc.*	(60,811)	(310,744)
Frank’s International NV (Netherlands)*	(8,336)	(51,767)
Green Plains, Inc.	(24,508)	(408,793)
Keane Group, Inc.*	(7,815)	(85,105)
Marathon Petroleum Corp.	(24,011)	(1,437,058)
McDermott International, Inc. (Panama)*	(142,190)	(1,057,894)
NexGen Energy Ltd. (Canada)*	(11,286)	(18,283)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Corp. PLC (United Kingdom)*	(135,054)	$(387,605)
Occidental Petroleum Corp.	(5,323)	(352,383)
Oceaneering International, Inc.*	(2,930)	(46,206)
Par Pacific Holdings, Inc.*	(8,791)	(156,568)
Rowan Cos. PLC, Class A (United Kingdom)*	(85,925)	(927,131)
Seadrill Ltd. (Bermuda)*	(3,217)	(26,733)
Ship Finance International Ltd. (Bermuda)	(30,282)	(373,680)
Solaris Oilfield Infrastructure, Inc., Class A	(37,697)	(619,739)
Targa Resources Corp.	(48,494)	(2,014,926)
TransCanada Corp. (Canada)	(1,587)	(71,320)
Transocean Ltd. (Switzerland)*	(203,583)	(1,773,208)
Unit Corp.*	(19,314)	(275,031)
US Silica Holdings, Inc.	(21,917)	(380,479)

		(14,607,539)

Food & Staples Retailing — (0.8)%
Costco Wholesale Corp.	(351)	(84,991)
Performance Food Group Co.*	(31,349)	(1,242,674)
PriceSmart, Inc.	(2,977)	(175,286)
Sprouts Farmers Market, Inc.*	(3,705)	(79,806)
United Natural Foods, Inc.*	(39,661)	(524,318)

		(2,107,075)

Food, Beverage & Tobacco — (5.1)%
Brown-Forman Corp., Class B	(15,454)	(815,662)
Calavo Growers, Inc.	(8,485)	(711,467)
Coca-Cola Consolidated, Inc.	(1,352)	(389,146)
Conagra Brands, Inc.	(6,794)	(188,466)
Cott Corp. (Canada)	(27,594)	(403,148)
Darling Ingredients, Inc.*	(59,081)	(1,279,104)
Flowers Foods, Inc.	(62,533)	(1,333,204)
Freshpet, Inc.*	(13,165)	(556,748)
Hain Celestial Group, Inc. (The)*	(41,076)	(949,677)
J&J Snack Foods Corp.	(3,222)	(511,782)
MGP Ingredients, Inc.	(10,336)	(797,422)
Philip Morris International, Inc.	(12,475)	(1,102,665)
Primo Water Corp.*	(4,116)	(63,633)
Sanderson Farms, Inc.	(21,875)	(2,884,000)
Simply Good Foods Co. (The)*	(6,474)	(133,300)
Turning Point Brands, Inc.	(3,278)	(151,083)
Tyson Foods, Inc., Class A	(4,383)	(304,312)
Universal Corp.	(2,060)	(118,718)

		(12,693,537)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (8.0)%
ABIOMED, Inc.*	(165)	$(47,122)
Acadia Healthcare Co., Inc.*	(50,768)	(1,488,010)
Addus HomeCare Corp.*	(6,530)	(415,243)
Align Technology, Inc.*	(2,870)	(816,027)
AngioDynamics, Inc.*	(937)	(21,420)
AtriCure, Inc.*	(9,128)	(244,539)
Axogen, Inc.*	(34,736)	(731,540)
Axonics Modulation Technologies, Inc.*	(177)	(4,239)
BioTelemetry, Inc.*	(5,815)	(364,135)
Brookdale Senior Living, Inc.*	(3,268)	(21,503)
Cantel Medical Corp.	(4,343)	(290,503)
Cardiovascular Systems, Inc.*	(7,333)	(283,494)
Castlight Health, Inc., Class B*	(817)	(3,064)
Chemed Corp.	(1,375)	(440,096)
Cigna Corp.(b)	(10,094)	(1,623,317)
Diplomat Pharmacy, Inc.*	(53,007)	(307,971)
Ensign Group, Inc. (The)	(6,227)	(318,760)
Evolent Health, Inc., Class A*	(71,826)	(903,571)
Glaukos Corp.*	(12,969)	(1,016,381)
Guardant Health, Inc.*	(5,802)	(445,013)
HealthStream, Inc.*	(565)	(15,854)
Inspire Medical Systems, Inc.*	(12,804)	(727,011)
Insulet Corp.*	(12,285)	(1,168,181)
Intuitive Surgical, Inc.*	(574)	(327,513)
iRhythm Technologies, Inc.*	(15,088)	(1,130,996)
McKesson Corp.	(4,361)	(510,499)
Medidata Solutions, Inc.*	(809)	(59,251)
Merit Medical Systems, Inc.*	(3,519)	(217,580)
National Research Corp.	(21)	(811)
Neogen Corp.*	(259)	(14,864)
Nevro Corp.*	(32,280)	(2,017,823)
OrthoPediatrics Corp.*	(13)	(575)
Penumbra, Inc.*	(360)	(52,924)
PetIQ, Inc.*	(19,215)	(603,543)
Providence Service Corp. (The)*	(1,620)	(107,924)
RadNet, Inc.*	(9,265)	(114,793)
Senseonics Holdings, Inc.*	(32,990)	(80,826)
STAAR Surgical Co.*	(17,841)	(609,984)
Surgery Partners, Inc.*	(14,189)	(160,052)
Surmodics, Inc.*	(1,136)	(49,393)
Teladoc Health, Inc.*	(17,512)	(973,667)
Tenet Healthcare Corp.*	(10,747)	(309,943)
US Physical Therapy, Inc.	(2,585)	(271,503)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ViewRay, Inc.*	(80,681)	$(596,233)
Vocera Communications, Inc.*	(9,729)	(307,728)

		(20,215,419)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(10,714)	(123,211)
Spectrum Brands Holdings, Inc.	(9,429)	(516,521)
WD-40 Co.	(4,447)	(753,500)

		(1,393,232)

Materials — (6.0)%
A. Schulman, Inc. CVR(c)	(6,794)	(3,553)
Albemarle Corp.	(23,500)	(1,926,530)
AptarGroup, Inc.	(3,817)	(406,091)
Balchem Corp.	(709)	(65,795)
Ball Corp.	(5,917)	(342,358)
Boise Cascade Co.	(6,412)	(171,585)
Cabot Corp.	(6,244)	(259,938)
Chemours Co. (The)	(15,640)	(581,182)
DowDuPont, Inc.	(25,424)	(1,355,353)
Ecolab, Inc.	(1,759)	(310,534)
Element Solutions, Inc.*	(81,037)	(818,474)
GCP Applied Technologies, Inc.*	(20,051)	(593,510)
Ingevity Corp.*	(3,972)	(419,483)
International Flavors & Fragrances, Inc.	(12,129)	(1,562,094)
Linde PLC (Ireland)	(5,437)	(956,531)
Louisiana-Pacific Corp.	(8,396)	(204,694)
LyondellBasell Industries NV, Class A (Netherlands)	(9,874)	(830,206)
Neenah, Inc.	(254)	(16,347)
Packaging Corp. of America	(802)	(79,703)
PH Glatfelter Co.	(7,351)	(103,796)
Quaker Chemical Corp.	(1,030)	(206,340)
Schweitzer-Mauduit International, Inc.	(1,299)	(50,297)
Scotts Miracle-Gro Co. (The)	(1,553)	(122,035)
Sensient Technologies Corp.	(6,980)	(473,174)
Silgan Holdings, Inc.	(1,881)	(55,734)
Sonoco Products Co.	(6,574)	(404,498)
Tredegar Corp.	(32)	(516)
Valhi, Inc.	(100)	(231)
Valvoline, Inc.	(31,643)	(587,294)
Venator Materials PLC (United Kingdom)*	(5,713)	(32,107)
Vulcan Materials Co.	(8,996)	(1,065,126)
Westrock Co.	(23,120)	(886,652)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WR Grace & Co.	(3,164)	$(246,919)

		(15,138,680)

Media & Entertainment — (5.3)%
Altice USA, Inc., Class A	(2,837)	(60,939)
AMC Entertainment Holdings, Inc., Class A	(14,590)	(216,662)
AMC Networks, Inc., Class A*	(1,139)	(64,650)
Boston Omaha Corp., Class A*	(147)	(3,666)
Cable One, Inc.	(146)	(143,281)
Care.com, Inc.*	(2,084)	(41,180)
Cargurus, Inc.*	(7,067)	(283,104)
CBS Corp., Class B, non-voting shares	(47,937)	(2,278,446)
Charter Communications, Inc., Class A*	(2,245)	(778,813)
Comcast Corp., Class A	(35,933)	(1,436,601)
Eventbrite, Inc., Class A*	(843)	(16,160)
EW Scripps Co. (The), Class A	(16,618)	(348,978)
Glu Mobile, Inc.*	(29,160)	(319,010)
Live Nation Entertainment, Inc.*	(5,942)	(377,555)
Madison Square Garden Co. (The), Class A*	(2,550)	(747,482)
Netflix, Inc.*	(1,194)	(425,733)
New York Times Co. (The), Class A	(59,796)	(1,964,299)
Sinclair Broadcast Group, Inc., Class A	(2,353)	(90,543)
Take-Two Interactive Software, Inc.*	(7,954)	(750,619)
TrueCar, Inc.*	(52,606)	(349,304)
WideOpenWest, Inc.*	(10,506)	(95,605)
World Wrestling Entertainment, Inc., Class A	(704)	(61,093)
Zillow Group, Inc., Class C*	(50,935)	(1,769,482)
Zynga, Inc., Class A*	(110,897)	(591,081)

		(13,214,286)

Pharmaceuticals, Biotechnology & Life Sciences — (2.5)%
Alder Biopharmaceuticals, Inc.*	(26,988)	(368,386)
Audentes Therapeutics, Inc.*	(2,358)	(92,009)
Cambrex Corp.*	(16,831)	(653,884)
Cara Therapeutics, Inc.*	(1,755)	(34,433)
Codexis, Inc.*	(20,675)	(424,458)
Coherus Biosciences, Inc.*	(19,970)	(272,391)
Cymabay Therapeutics, Inc.*	(4,826)	(64,089)
CytomX Therapeutics, Inc.*	(1,007)	(10,825)
Deciphera Pharmaceuticals, Inc.*	(168)	(3,899)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Dermira, Inc.*	(180)	$(2,439)
Epizyme, Inc.*	(11,000)	(136,290)
Esperion Therapeutics, Inc.*	(677)	(27,182)
Flexion Therapeutics, Inc.*	(4,176)	(52,116)
Illumina, Inc.*	(347)	(107,809)
Insmed, Inc.*	(7,244)	(210,583)
Intellia Therapeutics, Inc.*	(11,233)	(191,860)
Intra-Cellular Therapies, Inc.*	(26,579)	(323,732)
Intrexon Corp.*	(22,485)	(118,271)
Luminex Corp.	(19,721)	(453,780)
MacroGenics, Inc.*	(8,149)	(146,519)
NanoString Technologies, Inc.*	(5,802)	(138,842)
NeoGenomics, Inc.*	(16,347)	(334,460)
Omeros Corp.*	(28,243)	(490,581)
Pacific Biosciences of California, Inc.*	(89,507)	(647,136)
Quanterix Corp.*	(105)	(2,712)
Revance Therapeutics, Inc.*	(15,324)	(241,506)
TherapeuticsMD, Inc.*	(49,522)	(241,172)
Theravance Biopharma, Inc. (Cayman Islands)*	(14,520)	(329,168)
Tricida, Inc.*	(1,365)	(52,716)
UroGen Pharma Ltd. (Israel)*	(143)	(5,282)
WaVe Life Sciences Ltd. (Singapore)*	(388)	(15,074)
Zogenix, Inc.*	(1,553)	(85,431)

		(6,279,035)

Retailing — (6.5)%
Aaron’s, Inc.	(17,914)	(942,276)
Abercrombie & Fitch Co., Class A	(29,913)	(819,915)
At Home Group, Inc.*	(35,170)	(628,136)
Best Buy Co., Inc.	(60)	(4,264)
Big Lots, Inc.	(41,743)	(1,587,069)
Burlington Stores, Inc.*	(2,854)	(447,165)
Caleres, Inc.	(12,468)	(307,835)
Camping World Holdings, Inc., Class A	(7,086)	(98,566)
CarMax, Inc.*	(15,282)	(1,066,684)
Carvana Co.*	(32,672)	(1,896,936)
Chico’s FAS, Inc.	(66,623)	(284,480)
Designer Brands, Inc.	(14,879)	(330,611)
Dollar Tree, Inc.*	(371)	(38,970)
Duluth Holdings, Inc., Class B*	(3,046)	(72,617)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Farfetch Ltd., Class A (Cayman Islands)*	(3,751)	$(100,939)
Five Below, Inc.*	(9,015)	(1,120,114)
Floor & Decor Holdings, Inc., Class A*	(23,337)	(961,951)
Funko, Inc., Class A*	(13,921)	(302,364)
GrubHub, Inc.*	(5,503)	(382,293)
Guess?, Inc.	(43,721)	(856,932)
Kohl’s Corp.	(10,133)	(696,846)
Lands’ End, Inc.*	(2,387)	(39,648)
Monro, Inc.	(4,068)	(351,963)
National Vision Holdings, Inc.*	(12,328)	(387,469)
Nordstrom, Inc.	(20,690)	(918,222)
Ollie’s Bargain Outlet Holdings, Inc.*	(3,435)	(293,109)
Party City Holdco, Inc.*	(36,007)	(285,896)
Penske Automotive Group, Inc.	(11,692)	(522,048)
Ross Stores, Inc.	(560)	(52,136)
Stitch Fix, Inc., Class A*	(9,071)	(256,074)
Ulta Beauty, Inc.*	(738)	(257,363)

		(16,310,891)

Semiconductors & Semiconductor Equipment — (4.6)%
Ambarella, Inc. (Cayman Islands)*	(42,907)	(1,853,582)
Broadcom, Inc.	(464)	(139,529)
Brooks Automation, Inc.	(47,786)	(1,401,563)
Cabot Microelectronics Corp.	(6,540)	(732,218)
CEVA, Inc.*	(7,121)	(191,982)
Cohu, Inc.	(666)	(9,824)
Entegris, Inc.	(5,096)	(181,876)
First Solar, Inc.*	(10,323)	(545,467)
FormFactor, Inc.*	(33,995)	(546,980)
Inphi Corp.*	(29,871)	(1,306,558)
MACOM Technology Solutions Holdings, Inc.*	(34,138)	(570,446)
MaxLinear, Inc.*	(14,107)	(360,152)
NVIDIA Corp.	(463)	(83,136)
Photronics, Inc.*	(7,006)	(66,207)
Power Integrations, Inc.	(2,529)	(176,878)
Rambus, Inc.*	(38,535)	(402,691)
Rudolph Technologies, Inc.*	(2,059)	(46,945)
Synaptics, Inc.*	(33,688)	(1,339,098)
Universal Display Corp.	(9,224)	(1,409,888)
Xperi Corp.	(11,285)	(264,069)

		(11,629,089)

The accompanying notes are an integral part of the financial statements.

57

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (11.3)%
8x8, Inc.*	(69,954)	$(1,413,071)
Alliance Data Systems Corp.	(1,160)	(202,977)
Appian Corp.*	(14,992)	(516,175)
Avalara, Inc.*	(8,813)	(491,677)
Benefitfocus, Inc.*	(7,727)	(382,641)
Black Knight, Inc.*	(7,606)	(414,527)
Blackline, Inc.*	(1,012)	(46,876)
Box, Inc., Class A*	(53,476)	(1,032,622)
Broadridge Financial Solutions, Inc.	(3,257)	(337,718)
CACI International, Inc., Class A*	(6,143)	(1,118,149)
Carbon Black, Inc.*	(39,260)	(547,677)
Cloudera, Inc.*	(89,978)	(984,359)
CoreLogic, Inc.*	(971)	(36,179)
CSG Systems International, Inc.	(1,578)	(66,749)
DocuSign, Inc.*	(20,094)	(1,041,673)
Domo, Inc., Class B*	(13,328)	(537,518)
Everbridge, Inc.*	(367)	(27,529)
Everi Holdings, Inc.*	(652)	(6,859)
FireEye, Inc.*	(122,944)	(2,064,230)
First Data Corp., Class A*	(16,875)	(443,306)
Fiserv, Inc.*	(3,623)	(319,838)
ForeScout Technologies, Inc.*	(18,888)	(791,596)
Gartner, Inc.*	(516)	(78,267)
Global Payments, Inc.	(15,337)	(2,093,807)
GoDaddy, Inc., Class A*	(5,885)	(442,493)
Guidewire Software, Inc.*	(8,250)	(801,570)
I3 Verticals, Inc., Class A*	(526)	(12,636)
Instructure, Inc.*	(13,679)	(644,554)
Leidos Holdings, Inc.	(7,220)	(462,730)
ManTech International Corp., Class A	(2,595)	(140,182)
Mastercard, Inc., Class A	(4,645)	(1,093,665)
MobileIron, Inc.*	(1,654)	(9,047)
MongoDB, Inc.*	(404)	(59,396)
New Relic, Inc.*	(440)	(43,428)
Nutanix, Inc., Class A*	(35,765)	(1,349,771)
Okta, Inc.*	(1,702)	(140,806)
OneSpan, Inc.*	(5,039)	(96,850)
Pegasystems, Inc.	(1,460)	(94,900)
Perficient, Inc.*	(1,214)	(33,251)
Pivotal Software, Inc., Class A*	(49,680)	(1,035,828)
Pluralsight, Inc., Class A*	(10,921)	(346,633)
Presidio, Inc.	(1,910)	(28,268)
PROS Holdings, Inc.*	(17,772)	(750,689)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Science Applications International Corp.	(2,351)	$(180,909)
SecureWorks Corp., Class A*	(3,912)	(71,981)
Smartsheet, Inc., Class A*	(6,251)	(254,978)
Square, Inc., Class A*	(12,666)	(948,937)
Switch, Inc., Class A	(89,904)	(926,910)
Tenable Holdings, Inc.*	(19,673)	(622,847)
Twilio, Inc., Class A*	(1,917)	(247,638)
WEX, Inc.*	(728)	(139,769)
Workday, Inc., Class A*	(349)	(67,305)
Workiva, Inc.*	(4,641)	(235,299)
Worldpay, Inc., Class A*	(6,034)	(684,859)
Yext, Inc.*	(11,033)	(241,181)
Zuora, Inc., Class A*	(60,275)	(1,207,308)

		(28,412,638)

Technology Hardware & Equipment — (7.0)%
3D Systems Corp.*	(104,264)	(1,121,881)
Acacia Communications, Inc.*	(896)	(51,386)
ADTRAN, Inc.	(5,721)	(78,378)
Benchmark Electronics, Inc.	(13,855)	(363,694)
Celestica, Inc. (Canada)*	(8,672)	(73,278)
Ciena Corp.*	(2,218)	(82,820)
Cognex Corp.	(15,175)	(771,800)
Cray, Inc.*	(3,413)	(88,909)
Dolby Laboratories, Inc., Class A	(14,181)	(892,978)
Electronics For Imaging, Inc.*	(25,820)	(694,558)
FARO Technologies, Inc.*	(5,257)	(230,835)
Finisar Corp.*	(28,251)	(654,576)
Fitbit, Inc., Class A*	(194,445)	(1,151,114)
II-VI, Inc.*	(18,297)	(681,380)
Infinera Corp.*	(187,906)	(815,512)
Lumentum Holdings, Inc.*	(45,411)	(2,567,538)
NetScout Systems, Inc.*	(38,885)	(1,091,502)
nLight, Inc.*	(20,641)	(459,881)
Novanta, Inc. (Canada)*	(242)	(20,505)
Plexus Corp.*	(8,083)	(492,659)
Pure Storage, Inc., Class A*	(15,807)	(344,435)
Rogers Corp.*	(6,115)	(971,551)
Sanmina Corp.*	(11,825)	(341,151)
ScanSource, Inc.*	(1,175)	(42,088)
Sierra Wireless, Inc. (Canada)*	(10,676)	(132,062)
Stratasys Ltd. (Israel)*	(22,145)	(527,494)
SYNNEX Corp.	(17,763)	(1,694,413)
Trimble, Inc.*	(3,424)	(138,330)

The accompanying notes are an integral part of the financial statements.

58

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ViaSat, Inc.*	(11,478)	$(889,545)

		(17,466,253)

Telecommunication Services — (0.9)%
ATN International, Inc.	(3,043)	(171,595)
Bandwidth, Inc., Class A*	(1,567)	(104,926)
Boingo Wireless, Inc.*	(32,699)	(761,233)
Cincinnati Bell, Inc.*	(2,900)	(27,666)
Consolidated Communications Holdings, Inc.	(38,851)	(423,864)
Iridium Communications, Inc.*	(22,854)	(604,260)
ORBCOMM, Inc.*	(24,997)	(169,480)

		(2,263,024)

Transportation — (3.3)%
Air Transport Services Group, Inc.*	(35,382)	(815,555)
Alaska Air Group, Inc.	(21,378)	(1,199,733)
Allegiant Travel Co.	(447)	(57,873)
Atlas Air Worldwide Holdings, Inc.*	(6,275)	(317,264)
Canadian National Railway Co. (Canada)	(13,776)	(1,232,676)
Canadian Pacific Railway Ltd. (Canada)	(2,758)	(568,231)
Hawaiian Holdings, Inc.	(565)	(14,831)
JB Hunt Transport Services, Inc.	(270)	(27,348)
JetBlue Airways Corp.*	(11,104)	(181,661)
Kansas City Southern	(141)	(16,353)
Matson, Inc.	(6,697)	(241,695)
Ryder System, Inc.	(20,735)	(1,285,363)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Saia, Inc.*	(3,059)	$(186,905)
SkyWest, Inc.	(18,432)	(1,000,673)
United Parcel Service, Inc., Class B	(3,176)	(354,886)
Werner Enterprises, Inc.	(21,230)	(725,004)

		(8,226,051)

TOTAL COMMON STOCK (Proceeds $251,922,118)		(242,169,675)

TOTAL SECURITIES SOLD SHORT - (96.5)%		(242,169,675)

(Proceeds $251,922,118)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		188,172,047

NET ASSETS - 100.0%		$251,032,573

† Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a) All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b) Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
(c) Security is fair valued by the Adviser under direction of the Board of Trustees.
* Non-income producing.
CVR Contingent Value Rights
PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

59

GOTHAM LARGE VALUE FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 1.6%
Aptiv PLC (Jersey)	2,859	$227,262
BorgWarner, Inc.	2,260	86,807
General Motors Co.	14,762	547,670

		861,739

Banks — 5.1%
Bank of America Corp.	18,832	519,575
Citigroup, Inc.	17,693	1,100,858
Citizens Financial Group, Inc.	5,048	164,060
Comerica, Inc.	1,731	126,917
Fifth Third Bancorp.	6,994	176,389
KeyCorp.	11,044	173,943
M&T Bank Corp.	250	39,255
SunTrust Banks, Inc.	4,758	281,912
SVB Financial Group*	568	126,300
Zions Bancorp NA	2,028	92,091

		2,801,300

Capital Goods — 14.9%
3M Co.	1,332	276,763
A.O. Smith Corp.	1,831	97,629
Arconic, Inc.	5,249	100,308
Boeing Co. (The)	442	168,588
Caterpillar, Inc.	4,171	565,129
Cummins, Inc.	1,708	269,642
Dover Corp.	1,642	154,020
Eaton Corp. PLC (Ireland)	4,684	377,343
Emerson Electric Co.	1,843	126,190
Flowserve Corp.	1,414	63,828
Fluor Corp.	1,525	56,120
Fortive Corp.	3,790	317,943
Fortune Brands Home & Security, Inc.	1,532	72,939
General Dynamics Corp.	3,128	529,508
Honeywell International, Inc.	5,920	940,806
Huntington Ingalls Industries, Inc.	460	95,312
Illinois Tool Works, Inc.	3,075	441,355
Ingersoll-Rand PLC (Ireland)	2,636	284,556
Johnson Controls International PLC (Ireland)	9,886	365,189
L3 Technologies, Inc.	852	175,827
Lockheed Martin Corp.	1,970	591,315
Masco Corp.	3,221	126,618
Northrop Grumman Corp.	1,849	498,490
Pentair PLC (Ireland)	1,872	83,323
Raytheon Co.	3,056	556,437
Snap-on, Inc.	602	94,225

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	1,636	$222,774
Textron, Inc.	2,552	129,284
TransDigm Group, Inc.*	571	259,228
Wabtec Corp.	1,045	77,037

		8,117,726

Commercial & Professional Services — 0.7%
Nielsen Holdings PLC (United Kingdom)	3,846	91,035
Republic Services, Inc.	148	11,896
Robert Half International, Inc.	1,290	84,056
Waste Management, Inc.	1,728	179,556

		366,543

Consumer Durables & Apparel — 2.6%
Capri Holdings Ltd. (British Virgin Islands)*	1,641	75,076
Garmin Ltd. (Switzerland)	2,053	177,277
Hanesbrands, Inc.	3,914	69,982
Hasbro, Inc.	1,371	116,562
Leggett & Platt, Inc.	1,411	59,572
Mattel, Inc.*	3,739	48,607
Newell Brands, Inc.	5,004	76,761
PVH Corp.	822	100,243
Ralph Lauren Corp.	851	110,358
Tapestry, Inc.	3,142	102,084
Under Armour, Inc., Class C*	4,858	91,670
VF Corp.	4,284	372,322
Whirlpool Corp.	367	48,771

		1,449,285

Consumer Services — 0.9%
McDonald’s Corp.	39	7,406
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,355	129,431
Yum! Brands, Inc.	3,445	343,845

		480,682

Diversified Financials — 6.6%
Affiliated Managers Group, Inc.	592	63,409
Ameriprise Financial, Inc.	586	75,067
Berkshire Hathaway, Inc., Class B*	1,456	292,496
BlackRock, Inc.	1,718	734,222
Discover Financial Services	3,587	255,251
E*TRADE Financial Corp.	658	30,551
Franklin Resources, Inc.	5,606	185,783
Goldman Sachs Group, Inc. (The)	2,794	536,420

The accompanying notes are an integral part of the financial statements.

60

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Invesco Ltd. (Bermuda)	4,452	$85,968
Moody’s Corp.	2,066	374,132
Nasdaq, Inc.	380	33,246
Raymond James Financial, Inc.	489	39,321
S&P Global, Inc.	1,430	301,086
State Street Corp.	4,115	270,808
Synchrony Financial	1,704	54,358
T Rowe Price Group, Inc.	2,580	258,310

		3,590,428

Energy — 8.9%
Chevron Corp.	5,248	646,449
ConocoPhillips	10,560	704,774
Devon Energy Corp.	5,538	174,779
Exxon Mobil Corp.	5,370	433,896
Halliburton Co.	9,434	276,416
Hess Corp.	1,528	92,031
HollyFrontier Corp.	1,875	92,381
Kinder Morgan, Inc.	24,503	490,305
Marathon Oil Corp.	8,871	148,234
National Oilwell Varco, Inc.	4,152	110,609
Occidental Petroleum Corp.	8,166	540,589
Phillips 66	4,938	469,949
Schlumberger Ltd. (Curacao)	14,981	652,722
TechnipFMC PLC (United Kingdom)	21	494

		4,833,628

Food & Staples Retailing — 2.3%
Sysco Corp.	5,563	371,386
Walgreens Boots Alliance, Inc.	10,205	645,670
Walmart, Inc.	2,723	265,574

		1,282,630

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.	9,063	520,488
Archer-Daniels-Midland Co.	6,066	261,627
Coca-Cola Co. (The)	2,415	113,167
Constellation Brands, Inc., Class A	1,580	277,021
General Mills, Inc.	5,165	267,289
Hershey Co. (The)	2,010	230,808
Kraft Heinz Co. (The)	11,794	385,074
McCormick & Co., Inc., non-voting shares	1,425	214,648
PepsiCo, Inc.	644	78,922
Philip Morris International, Inc.	4,208	371,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	28	$1,944

		2,722,933

Health Care Equipment & Services — 3.9%
Abbott Laboratories	1,507	120,470
Anthem, Inc.	316	90,686
Cardinal Health, Inc.	3,228	155,428
Cigna Corp.	1	161
CVS Health Corp.	7,644	412,241
HCA Healthcare, Inc.	3,709	483,579
Henry Schein, Inc.*	1,639	98,520
Humana, Inc.	215	57,190
Laboratory Corp. of America
Holdings*	1,091	166,901
Medtronic PLC (Ireland)	25	2,277
Quest Diagnostics, Inc.	1,468	132,003
UnitedHealth Group, Inc.	1,705	421,578

		2,141,034

Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	144	10,257
Colgate-Palmolive Co.	1,689	115,764
Kimberly-Clark Corp.	44	5,452
Procter & Gamble Co. (The)	3,300	343,365

		474,838

Insurance — 3.3%
Aflac, Inc.	4,151	207,550
Allstate Corp. (The)	1,519	143,059
American International Group, Inc.	1,620	69,757
Aon PLC (United Kingdom)	2,613	446,039
Brighthouse Financial, Inc.*	4	145
Hartford Financial Services Group, Inc. (The)	655	32,567
Lincoln National Corp.	754	44,260
Loews Corp.	3,377	161,860
Marsh & McLennan Cos., Inc.	5,460	512,694
Progressive Corp. (The)	1,288	92,852
Torchmark Corp.	39	3,196
Unum Group	2,271	76,828

		1,790,807

Materials — 4.2%
Avery Dennison Corp.	945	106,785
Ball Corp.	3,660	211,768
Celanese Corp.	1,408	138,843
CF Industries Holdings, Inc.	2,483	101,505

The accompanying notes are an integral part of the financial statements.

61

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DowDuPont, Inc.	15,417	$821,880
Eastman Chemical Co.	1,515	114,958
Ecolab, Inc.	602	106,277
International Paper Co.	4,387	202,987
Nucor Corp.	3,315	193,430
Packaging Corp. of America	1,024	101,765
PPG Industries, Inc.	185	20,881
Sealed Air Corp.	1,685	77,611
Sherwin-Williams Co. (The)	197	84,850

		2,283,540

Media & Entertainment — 2.2%
Activision Blizzard, Inc.	4,093	186,354
Comcast Corp., Class A	164	6,557
Discovery, Inc., Class A*	7,680	207,514
DISH Network Corp., Class A*	4,307	136,489
Electronic Arts, Inc.*	158	16,058
Fox Corp., Class A*	1	37
Interpublic Group of Cos., Inc. (The)	2,483	52,168
News Corp., Class A	6,337	78,832
Omnicom Group, Inc.	2,432	177,512
Viacom, Inc., Class B	4,366	122,554
Walt Disney Co. (The)	1,787	198,411

		1,182,486

Pharmaceuticals, Biotechnology & Life Sciences — 9.9%
AbbVie, Inc.	5,123	412,863
Amgen, Inc.	2,908	552,462
Biogen, Inc.*	2,130	503,489
Bristol-Myers Squibb Co.	13,861	661,308
Celgene Corp.*	7,577	714,814
Eli Lilly & Co.	3,257	422,628
Gilead Sciences, Inc.	6,362	413,594
Johnson & Johnson	2,757	385,401
Merck & Co., Inc.	4,510	375,097
Mylan NV (Netherlands)*	5,580	158,137
Pfizer, Inc.	18,503	785,822

		5,385,615

Real Estate — 0.8%
Apartment Investment & Management Co., Class A, REIT	423	21,273
CBRE Group, Inc., Class A*	3,693	182,619
Equity Residential, REIT	25	1,883
Realty Income Corp., REIT	1,115	82,019
SL Green Realty Corp., REIT	417	37,497

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
UDR, Inc., REIT	2,086	$94,830

		420,121

Retailing — 5.7%
AutoZone, Inc.*	169	173,076
Best Buy Co., Inc.	2,877	204,440
Booking Holdings, Inc.*	178	310,594
Dollar General Corp.	373	44,499
eBay, Inc.	10,206	379,051
Foot Locker, Inc.	1,213	73,508
Gap, Inc. (The)	4,091	107,102
Genuine Parts Co.	1,591	178,240
Home Depot, Inc. (The)	194	37,227
Kohl’s Corp.	1,787	122,892
L Brands, Inc.	2,974	82,023
LKQ Corp.*	3,419	97,031
Lowe’s Cos., Inc.	2,885	315,821
Macy’s, Inc.	3,338	80,212
Nordstrom, Inc.	1,286	57,073
Tiffany & Co.	1,312	138,482
TJX Cos., Inc. (The)	13,464	716,419
Tractor Supply Co.	190	18,574

		3,136,264

Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	10,367	411,155
Intel Corp.	5,794	311,138
KLA-Tencor Corp.	1,639	195,713
Lam Research Corp.	1,742	311,835
Microchip Technology, Inc.	2,859	237,183
Micron Technology, Inc.*	12,727	526,007
Qorvo, Inc.*	1,373	98,485
Skyworks Solutions, Inc.	1,886	155,557
Texas Instruments, Inc.	2,601	275,888
Xilinx, Inc.	948	120,197

		2,643,158

Software & Services — 5.9%
Accenture PLC, Class A (Ireland)	2,554	449,555
Automatic Data Processing, Inc.	1,313	209,739
DXC Technology Co.	2,998	192,801
International Business Machines Corp.	7,490	1,056,839
Paychex, Inc.	2,887	231,537
PayPal Holdings, Inc.*	9,744	1,011,817
VeriSign, Inc.*	2	363

The accompanying notes are an integral part of the financial statements.

62

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Visa, Inc., Class A	5	$781
Western Union Co. (The)	4,780	88,287

		3,241,719

Technology Hardware & Equipment — 6.2%
Apple, Inc.	6,211	1,179,779
Cisco Systems, Inc.	4,188	226,110
Corning, Inc.	31	1,026
F5 Networks, Inc.*	650	102,005
FLIR Systems, Inc.	1,482	70,514
Hewlett Packard Enterprise Co.	15,413	237,823
HP, Inc.	16,900	328,367
IPG Photonics Corp.*	65	9,866
Juniper Networks, Inc.	3,799	100,560
Motorola Solutions, Inc.	1,776	249,386
NetApp, Inc.	2,720	188,605
Seagate Technology PLC (Ireland)	3,051	146,112
TE Connectivity Ltd. (Switzerland)	3,675	296,756
Western Digital Corp.	3,152	151,485
Xerox Corp.	2,590	82,828

		3,371,222

Telecommunication Services — 1.1%
AT&T, Inc.	1	31
CenturyLink, Inc.	11,705	140,343
Verizon Communications, Inc.	7,536	445,604

		585,978

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.7%
American Airlines Group, Inc.	4,667	$148,224
CH Robinson Worldwide, Inc.	572	49,758
CSX Corp.	5,618	420,339
Delta Air Lines, Inc.	3,289	169,877
Norfolk Southern Corp.	710	132,692
Southwest Airlines Co.	307	15,936

		936,826

Utilities — 0.2%
FirstEnergy Corp.	2	83
NRG Energy, Inc.	3,141	133,430

		133,513

TOTAL COMMON STOCKS -99.4% (Cost $52,320,077)		54,234,015

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		339,592

NET ASSETS - 100.0%		$54,573,607

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

63

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.1%
Gotham Absolute 500 Fund	573,922	$6,514,014
Gotham Defensive Long 500 Fund	786,786	9,842,692
Gotham Enhanced 500 Fund	419,380	4,910,944
Gotham Index Plus Fund	447,005	6,503,918
Gotham Neutral Fund*	478,620	4,886,714

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $30,548,832)		32,658,282

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		288,719

NET ASSETS - 100.0%		$32,947,001

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

64

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2019

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,155,183,116	$1,070,384,608	$305,030,201
Cash	7,660,287	16,991,131	10,345,936
Deposits with brokers for securities sold short	557,208,129	179,585,217	207,673,714
Receivables:
Investments sold	19,075,822	12,051,356	17,471,590
Capital shares sold	632,807	228,519	141,762
Dividends and interest	1,251,786	1,198,656	298,721
Prepaid expenses and other assets	119,705	24,833	54,379

Total assets	1,741,131,652	1,280,464,320	541,016,303

Liabilities
Securities sold short, at value[4]	577,147,734	455,447,812	242,169,675
Payables:
Securities lending cash collateral	180,537,832	190,673,460	24,569,587
Investments purchased	18,490,084	11,118,003	15,728,929
Dividends and fees on securities sold short	231,564	563,876	91,665
Capital shares redeemed	2,008,081	837,149	6,381,113
Investment Adviser	1,619,838	1,070,348	444,117
Administration and accounting fees	142,429	89,047	59,339
Accrued expenses	541,312	370,926	539,305

Total liabilities	780,718,874	660,170,621	289,983,730

Net Assets	$960,412,778	$620,293,699	$251,032,573

Net Assets Consisted of:
Capital stock, $0.01 par value	$653,554	$442,436	$245,919
Paid-in capital	985,761,237	426,874,981	309,056,170
Total distributable earnings (loss)	(26,002,013)	192,976,282	(58,269,516)

Net Assets	$960,412,778	$620,293,699	$251,032,573

Institutional Class Shares:
Net assets	$960,412,778	$620,293,699	$251,032,573

Shares Outstanding	65,355,420	44,243,605	24,591,871

Net asset value, offering and redemption price per share	$14.70	$14.02	$10.21

[1]Non-affiliated investments, at cost	$1,031,149,929	$888,315,139	$289,500,805
[2]Includes market value of securities on loan	$140,586,645	$188,007,910	$24,049,964
[3]Includes market value of securities designated as collateral for securities on loan	$186,504,578	$379,510,579	$25,609,033
[4]Proceeds received, securities sold short	$640,234,549	$539,793,835	$251,922,118

The accompanying notes are an integral part of the financial statements.

65

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2019

(Unaudited)

	Gotham Large Value Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1]	$54,234,015	$—
Affiliated investments, at value[2]	—	32,658,282
Cash	307,706	272,024
Receivables:
Investments sold	425,098	—
Capital shares sold	100,000	171
Dividends and interest	72,723	—
Investment Adviser	—	16,293
Prepaid expenses and other assets	35,567	46,362

Total assets	55,175,109	32,993,132

Liabilities
Payables:
Investments purchased	547,860	—
Investment Adviser	21,774	—
Administration and accounting fees	11,295	19,934
12b-1 distribution fees (Investor Class)	—	557
Accrued expenses	20,573	25,640

Total liabilities	601,502	46,131

Net Assets	$54,573,607	$32,947,001

Net Assets Consisted of:
Capital stock, $0.01 par value	$42,984	$25,688
Paid-in capital	54,171,296	29,032,083
Total distributable earnings	359,327	3,889,230

Net Assets	$54,573,607	$32,947,001

Institutional Class Shares:
Net assets	$54,573,607	$30,107,095

Shares Outstanding	4,298,401	2,347,124

Net asset value, offering and redemption price per share	$12.70	$12.83

Investor Class Shares:
Net assets	N/A	$2,839,906

Shares Outstanding	N/A	221,689

Net asset value, offering and redemption price per share	N/A	$12.81

[1]Non-affiliated investments, at cost	$52,320,077	$—
[2]Affiliated investments, at cost	$—	$30,548,832

The accompanying notes are an integral part of the financial statements.

66

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment Income
Dividend income	$10,674,784	$11,146,367	$2,991,369
Less: taxes withheld	(25,114)	(22,054)	(12,904)
Interest	48,283	47,785	52,285
Income from securities loaned (Note 5)	19,000	19,606	4,441

Total investment income	10,716,953	11,191,704	3,035,191

Expenses
Advisory fees (Note 2)	9,869,318	7,209,795	2,994,762
Administration and accounting fees (Note 2)	126,813	102,063	59,992
Dividends and fees on securities sold short (Note 1)	(2,172,953)	2,233,146	(715,903)
Fees on cash collateral (Note 5)	2,439,256	3,288,165	330,661
Transfer agent fees (Note 2)	422,433	269,843	80,313
Custodian fees (Note 2)	46,098	47,376	24,597
Trustees’ and officers’ fees (Note 2)	112,686	97,849	44,246
Printing and shareholder reporting fees	59,897	44,336	30,161
Registration and filing fees	77,704	12,887	33,549
Legal fees	68,398	55,687	27,994
Audit fees	14,312	14,169	13,920
Other expenses	33,362	22,900	13,846

Total expenses before waivers and reimbursements	11,097,324	13,398,216	2,938,138

Recoupments and/or waivers, reimbursements (Note 2)	(218,155)	(123,462)	(102,612)

Net expenses after waivers and reimbursements	10,879,169	13,274,754	2,835,526

Net investment income/(loss)	(162,216)	(2,083,050)	199,665

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(57,358,747)	(15,637,377)	(5,680,905)
Net realized gain/(loss) from securities sold short	(23,265,949)	(3,864,762)	14,829,376
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	82,812	(49,922,522)	(21,401,195)
Net change in unrealized appreciation/(depreciation) on securities sold short	66,575,194	49,828,193	10,989,989

Net realized and unrealized loss on investments	(13,966,690)	(19,596,468)	(1,262,735)

Net decrease in net assets resulting from operations	$(14,128,906)	$(21,679,518)	$(1,063,070)

The accompanying notes are an integral part of the financial statements.

67

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2019

(Unaudited)

	Gotham Large Value Fund	Gotham Total Return Fund
Investment Income
Dividends from non-affiliated securities	$578,380	$—
Dividends from affiliated securities	—	108,363
Interest	1,831	1,357

Total investment income	580,211	109,720

Expenses
Advisory fees (Note 2)	175,663	—
Administration and accounting fees (Note 2)	12,991	20,727
Distribution fees (Investor Class)	—	3,168
Transfer agent fees (Note 2)	1,788	11,696
Custodian fees (Note 2)	287	5,052
Trustees’ and officers’ fees (Note 2)	2,271	3,000
Printing and shareholder reporting fees	8,006	9,055
Registration and filing fees	18,732	23,479
Legal fees	3,642	6,442
Audit fees	13,040	10,587
Other expenses	1,168	1,428

Total expenses before waivers and reimbursements	237,588	94,634

Recoupments and/or waivers, reimbursements (Note 2)	(61,925)	(91,466)

Net expenses after waivers and reimbursements	175,663	3,168

Net investment income	404,548	106,552

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(1,815,528)	—
Net realized loss from affiliated investments	—	(24,859)
Capital gain distributions from affiliated investments	—	1,808,298
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	1,311,334	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	(2,663,388)

Net realized and unrealized loss on investments	(504,194)	(879,949)

Net decrease in net assets resulting from operations	$(99,646)	$(773,397)

The accompanying notes are an integral part of the financial statements.

68

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment loss	$(162,216)	$(5,944,230)	$(2,083,050)	$(7,461,254)
Net realized gain/(loss) from investments, securities sold short and foreign currency transactions	(80,624,696)	37,151,431	(19,502,139)	62,866,948
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	66,658,006	30,147,820	(94,329)	69,391,635

Net increase/(decrease) in net assets resulting from operations	(14,128,906)	61,355,021	(21,679,518)	124,797,329

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	—	—	(64,015,741)	(8,942,488)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(64,015,741)	(8,942,488)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(94,502,967)	123,484,830	(139,844,003)	(167,392,494)

Total increase/(decrease) in net assets	(108,631,873)	184,839,851	(225,539,262)	(51,537,653)

Net assets
Beginning of period	1,069,044,651	884,204,800	845,832,961	897,370,614

End of period**	$960,412,778	$1,069,044,651	$620,293,699	$845,832,961

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net realized gains were $8,942,488 for Gotham Enhanced Return Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment loss of $(3,960,126) and $(5,396,606) for Gotham Absolute Return Fund and Gotham Enhanced Return Fund, respectively.

The accompanying notes are an integral part of the financial statements.

69

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral Fund		Gotham Large Value Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$199,665	$(3,960,731)	$404,548	$46,372
Net realized gain/(loss) from investments and securities sold short	9,148,471	31,648,361	(1,815,528)	333,656
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(10,411,206)	(23,284,121)	1,311,334	348,120

Net increase/(decrease) in net assets resulting from operations	(1,063,070)	4,403,509	(99,646)	728,148

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares: Total distributable earnings*	—	—	(487,129)	(339,149)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(487,129)	(339,149)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(104,576,114)	(317,271,553)	23,842,185	28,302,468

Total increase/(decrease) in net assets	(105,639,184)	(312,868,044)	23,255,410	28,691,467

Net assets
Beginning of period	356,671,757	669,539,801	31,318,197	2,626,730

End of period**	$251,032,573	$356,671,757	$54,573,607	$31,318,197

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $58,213 and $280,936 for Gotham Large Value Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income/(loss) of $(2,073,967) and $34,966 for Gotham Neutral Fund and Gotham Large Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

70

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Total Return Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase in net assets from operations:
Net investment income	$106,552	$57,125
Net realized gain from investments	1,783,439	307,746
Net change in unrealized appreciation/(depreciation) on investments	(2,663,388)	2,966,010

Net increase/(decrease) in net assets resulting from operations	(773,397)	3,330,881

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(384,983)	(68,177)

Investor Class Shares:
Total distributable earnings*	(28,676)	—

Net decrease in net assets from dividends and distributions to shareholders	(413,659)	(68,177)

Increase in Net Assets from Capital Share Transactions (Note 4)	5,806,378	6,525,804

Total increase in net assets	4,619,322	9,788,508

Net assets
Beginning of period	28,327,679	18,539,171

End of period**	$32,947,001	$28,327,679

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains for Institutional Class Shares were $57,123 and $11,054 for Gotham Total Return Fund.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $77 for Gotham Total Return Fund.

The accompanying notes are an integral part of the financial statements.

71

GOTHAM FUNDS

Statement of Cash Flow

(Unaudited)

Gotham Enhanced Return Fund
For the Six Months Ended March 31, 2019
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$(21,679,518)

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(1,096,482,861)
Proceeds from disposition of long-term portfolio investments	1,420,810,869
Purchases to cover securities sold short	(729,677,880)
Proceeds from securities sold short	609,688,558
Net realized gain on investments and securities sold short	19,502,139
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	94,329
Decrease in receivable for securities sold	14,750,454
Decrease in dividend and interest receivable	217,382
Increase in prepaid expenses and other assets	(9,765)
Decrease in payable for investments purchased	(18,329,581)
Decrease in use of cash collateral from securities lending	(65,838,689)
Decrease in dividends and fees payable for securities sold short	(49,907)
Decrease in payable for investment advisor	(196,789)
Increase in accrued expense payable	47,656

Net cash provided by operating activities	132,846,397

Cash flows from financing activities:
Proceeds from shares sold	33,842,948
Payment of shares redeemed	(231,350,900)
Dividends and Distributions to Shareholders	(7,736,573)

Net cash used in financing activities	(205,244,525)

Net decrease in cash	(72,398,128)
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	1,282,912
Restricted cash	267,691,464
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$16,991,131

Restricted Cash	$179,585,217

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$2,483,136

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

72

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Per Share Operating Performance
Net asset value, beginning of year/period	$14.86		$13.94	$12.70	$12.48	$13.54		$13.45	$11.40

Net investment loss(1)	0.00	(2)	(0.09)	(0.12)	(0.07)	(0.06)		(0.10)	(0.16)
Net realized and unrealized gain/(loss) on investments	(0.16)		1.01	1.36	0.46	(1.00)		0.43	2.77

Total from investment operations	(0.16)		0.92	1.24	0.39	(1.06)		0.33	2.61

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—		—	—
Net realized capital gains	—		—	—	(0.17)	—		(0.24)	(0.56)

Total dividends and distributions to shareholders	—		—	—	(0.17)	—		(0.24)	(0.56)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)

Net asset value, end of year/period	$14.70		$14.86	$13.94	$12.70	$12.48		$13.54	$13.45

Total investment return(3)	(1.08)%		6.60%	9.76%	3.14%	(7.83)%		2.44%	23.21%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$960,413		$1,069,045	$884,205	$982,987	$2,566,098		$3,657,763	$1,550,210

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.20	%(5)(6)	2.56%	2.81%	3.09%	2.95	%(5)	2.81%	2.98%

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(7)	2.25	%(5)(6)	2.63%	2.95%	3.09%	2.95	%(5)	2.81%	2.96%

Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.03	)%(5)	(0.58)%	(0.88)%	(0.56)%	(1.03	)%(5)	(0.75)%	(1.23)%

Portfolio turnover rate	104.00	%(8)	257.62%	238.43%	272.37%	134.07	%(8)	336.09%	399.16%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.20%, 2.15%, 2.15% and 2.20%, for the six months ended March 31, 2019, the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014, respectively.

(5)	Annualized.
(6)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period which reduces the ratio of expenses. (See Note 1).
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

73

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$15.55		$13.68	$11.79	$11.10	$12.38		$12.39	$10.00

Net investment income/(loss)(1)	(0.04)		(0.13)	(0.07)	0.02	(0.03)		(0.04)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.27)		2.14	1.96	0.87	(1.25)		0.97	2.96

Total from investment operations	(0.31)		2.01	1.89	0.89	(1.28)		0.93	2.89

Dividends and distributions to shareholders from:
Net realized capital gains	(1.22)		(0.14)	—	(0.20)	—		(0.94)	(0.50)

Total dividends and distributions to shareholders	(1.22)		(0.14)	—	(0.20)	—		(0.94)	(0.50)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$14.02		$15.55	$13.68	$11.79	$11.10		$12.38	$12.39

Total investment return(3)	(1.65)%		14.79%	16.03%	8.18%	(10.34)%		7.34%	29.36%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$620,294		$845,833	$897,371	$950,202	$1,126,264		$1,558,078	$802,917

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.68	%(5)	3.63%	3.55%	3.58%	3.36	%(5)	3.23%	3.54	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.72	%(5)	3.67%	3.56%	3.58%	3.36	%(5)	3.23%	3.54	%(5)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.58	)%(5)	(0.84)%	(0.51)%	0.16%	(0.66	)%(5)	(0.31)%	(0.63	)%(5)

Portfolio turnover rate	86.87	%(7)	196.54%	195.60%	247.97%	85.25	%(7)	274.67%	364.77	%(7)(8)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on May 31, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.15%, 2.14%, 2.16% and 2.25% for the six months ended March 31, 2019, the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

74

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$10.25		$10.23	$9.91	$9.99	$10.42		$11.21	$10.00

Net investment income/(loss)(1)	0.01		(0.09)	(0.13)	(0.10)	(0.06)		(0.12)	(0.12)
Net realized and unrealized gain/(loss) on investments	(0.05)		0.11	0.45	0.08	(0.37)		(0.43)	1.37

Total from investment operations	(0.04)		0.02	0.32	(0.02)	(0.43)		(0.55)	1.25

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	—	(0.06)	—		(0.24)	(0.04)

Total dividends and distributions to shareholders	—		—	—	(0.06)	—		(0.24)	(0.04)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$10.21		$10.25	$10.23	$9.91	$9.99		$10.42	$11.21

Total investment return(3)	(0.39)%		0.20%	3.23%	(0.16)%	(4.13)%		(5.00)%	12.50%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$251,068		$356,672	$669,540	$783,024	$755,707		$932,434	$228,472

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.89	%(5)(6)	2.61%	3.10%	3.56%	3.38	%(5)	3.20%	3.43	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(7)	1.96	%(5)(6)	2.73%	3.14%	3.56%	3.38	%(5)	3.19%	3.57	%(5)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.13	%(5)	(0.87)%	(1.31)%	(1.02)%	(1.38	)%(5)	(1.11)%	(1.64	)%(5)

Portfolio turnover rate	162.87	%(8)	273.77%	261.31%	303.46%	141.02	%(8)	377.72%	191.65	%(8)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on August 30, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.16%, 2.16%, 2.18% and 2.25% for the six months ended March 31, 2019, the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period which reduces the ratio of expenses. (See Note 1).
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

75

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Large Value Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.02		$12.46	$10.87	$10.00

Net investment income(1)	0.10		0.14	0.14	0.11
Net realized and unrealized gain/(loss) on investments	(0.31)		2.03	1.71	0.76

Total from investment operations	(0.21)		2.17	1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.01)		(0.28)	(0.26)	—
Net realized capital gains	(0.10)		(1.33)	—	—

Total dividends and distributions to shareholders	(0.11)		(1.61)	(0.26)	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$12.70		$13.02	$12.46	$10.87

Total investment return(2)	(1.47)%		18.93%	17.31%	8.70%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$54,574		$31,318	$2,627	$2,236

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75	%(3)	0.88%	0.95%	0.95	%(3)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	1.01	%(3)	2.19%	4.40%	4.90	%(3)

Ratio of net investment income to average net assets	1.73	%(3)	1.12%	1.19%	1.41	%(3)

Portfolio turnover rate	195.39	%(5)	670.00%	168.54%	243.77	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

76

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.38		$11.60	$10.02	$9.33	$10.00

Net investment income/(loss)(1)	0.05		0.03	0.01	0.17	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.42)		1.80	1.58	0.72	(0.66)

Total from investment operations	(0.37)		1.83	1.59	0.89	(0.67)

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.04)	(0.01)	(0.18)	—
Net realized capital gains	(0.13)		(0.01)	—	(0.02)	—

Total dividends and distributions to shareholders	(0.18)		(0.05)	(0.01)	(0.20)	—

Redemption fees	0.00	(2)	—	—	—	0.00	(2)

Net asset value, end of year/period	$12.83		$13.38	$11.60	$10.02	$9.33

Total investment return(3)	(2.74)%		15.73%	15.82%	9.65%	(6.70)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$30,107		$26,218	$18,539	$8,062	$7,010

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.00%	0.02%	0.17%	0.18	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.61	%(4)	0.51%	0.74%	1.55%	1.57	%(4)

Ratio of net investment income/(loss) to average net assets	0.73	%(4)	0.27%	0.09%	1.78%	(0.18	)%(4)

Portfolio turnover rate	1.11	%(6)	1.07%	27.24%	5.85%	42.30	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

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GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Investor Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018*
Per Share Operating Performance

Net asset value, beginning of period	$13.35		$12.60

Net investment income/(loss)(1)	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.42)		0.77

Total from investment operations	(0.39)		0.75

Dividends and distributions to shareholders from:
Net investment income	(0.02)		—
Net realized capital gains	(0.13)		—

Total dividends and distributions to shareholders	(0.15)		—

Redemption fees	0.00	(2)	—

Net asset value, end of period	$12.81		$13.35

Total investment return(3)	(2.87)%		5.95%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$2,840		$2,110

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.25	%(4)	0.25	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.86	%(4)	0.76	%(4)

Ratio of net investment income/(loss) to average net assets	0.44	%(4)	(0.24	)%(4)

Portfolio turnover rate	1.11	%(6)	1.07	%(6)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

78

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Large Value Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund, offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015

All the Funds except for the Large Value and Total Return seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

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March 31, 2019

(Unaudited)

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a short position common stock with an end of period value of $3,527, $5,659 and $3,553 held by Absolute Return, Enhanced Return and Neutral, respectively; a corporate debt security with an end of period value of $769 and $701 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended March 31, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise

80

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Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute Return	$577,147,734	$648,898,423	$557,208,129
Enhanced Return	455,447,812	494,973,058	179,585,217
Neutral	242,169,675	249,612,048	207,673,714

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2019:

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Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Absolute Return	$2,996,290	$(5,475,402)
Enhanced Return	3,066,774	(4,815,891)
Neutral	1,285,100	(2,682,649)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the six months ended March 31, 2019:

	Short Sales Proceeds	Financing Charges
Absolute Return	$20,560,793	$306,159
Enhanced Return	277,535,169	3,982,263
Neutral	39,862,564	681,646

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute Return	2.00%
Enhanced Return	2.00%
Neutral	2.00%
Large Value	0.75%
Total Return(1)	—%

(1)

For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) and for Total Return, exclusive of management fees, if any, do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2019.

	Institutional Class	Investor Class	Termination Date
Absolute Return	2.15%	N/A	January 31, 2021
Enhanced Return	2.15%	N/A	January 31, 2021
Neutral	2.15%	N/A	January 31, 2021
Large Value	0.75%	N/A	January 31, 2021
Total Return	0.00%	0.25%	January 31, 2021

82

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Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

For the six months ended March 31, 2019, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$9,869,318	$(218,155)	$9,651,163
Enhanced Return	7,209,795	(123,462)	7,086,333
Neutral	2,994,762	(102,612)	2,892,150
Large Value	175,663	(61,925)	113,738
Total Return	—	(91,466)	(91,466)

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2019	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 03/31/2022
Absolute Return	N/A	$1,216,153	$753,891	$218,155
Enhanced Return	N/A	162,171	312,238	123,462
Neutral	N/A	326,104	513,515	102,612
Large Value	18,043	83,569	54,224	61,925
Total Return
Institutional Class	51,852	23,788	113,536	83,776
Investor Class	N/A	N/A	6,451	7,690

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

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March 31, 2019

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended March 31, 2019 was $82,258. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table list each issuer owned by Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2019:

Total Return
Name of Issuer	Value at 9/30/18	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/19	Shares Held at 3/31/19
Gotham Absolute 500 Fund	$5,640,348	$1,578,597	$16,799	$—	$—	$(704,931)	$6,514,014	573,922
Gotham Defensive Long 500 Fund	8,482,777	2,164,582	47,707	—	—	(804,667)	9,842,692	786,786
Gotham Enhanced 500 Fund	4,223,104	1,486,364	20,646	71,260	(14,138)	(713,126)	4,910,944	419,380
Gotham Index Plus Fund	5,631,370	1,319,736	23,211	19,964	(1,635)	(425,589)	6,503,918	447,005
Neutral	4,214,097	940,427	—	243,649	(9,086)	(15,075)	4,886,714	478,620

3. Investment in Securities

For the six months ended March 31, 2019 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute Return	$1,243,202,601	$1,312,629,834
Enhanced Return	1,087,461,395	1,411,768,859
Neutral	592,123,473	692,051,389
Large Value	112,533,081	88,954,840
Total Return	7,489,706	334,873

For the six months ended March 31, 2019, the Funds had no purchases and sales of U.S. Government securities.

84

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March 31, 2019

(Unaudited)

4. Capital Share Transactions

For the periods ended March 31, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended March 31, 2019		For the Year Ended September 30, 2018
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares:
Sales	9,701,979	$138,590,226	27,196,132	$396,846,374
Reinvestments	—	—	—	—
Redemption Fees*	—	932	—	1,556
Redemptions	(16,274,931)	(233,094,125)	(18,687,278)	(273,363,100)

Net Increase (Decrease)	(6,572,952)	$(94,502,967)	8,508,854	$123,484,830

Enhanced Return:
Institutional Class Shares:
Sales	2,470,757	$33,648,485	4,620,556	$69,182,293
Reinvestments	4,190,556	56,279,168	543,508	7,875,365
Redemption Fees*	—	100	—	318
Redemptions	(16,806,861)	(229,771,756)	(16,385,396)	(244,450,470)

Net Decrease	(10,145,548)	$(139,844,003)	(11,221,332)	$(167,392,494)

Neutral:
Institutional Class Shares:
Sales	3,249,824	$33,342,323	17,690,749	$185,612,981
Reinvestments	—	—	—	—
Redemption Fees*	—	2,519	—	5,257
Redemptions	(13,451,745)	(137,920,956)	(48,335,028)	(502,889,791)

Net Decrease	(10,201,921)	$(104,576,114)	(30,644,279)	$(317,271,553)

Large Value:
Institutional Class Shares:
Sales	1,851,636	$23,355,056	2,165,510	$27,963,591
Reinvestments	41,282	487,129	29,136	339,149
Redemption Fees*	—	—	—	—
Redemptions	—	—	(23)	(272)

Net Increase	1,892,918	$23,842,185	2,194,623	$28,302,468

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Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	For the Period Ended March 31, 2019		For the Year Ended September 30, 2018
	Shares	Value	Shares	Value
Total Return:
Institutional Class Shares:
Sales	377,556	$4,867,763	358,546	$4,505,412
Reinvestments	30,506	384,983	5,446	68,176
Redemption Fees*	—	128	—	—
Redemptions	(20,250)	(255,769)	(3,460)	(43,660)

Net Increase	387,812	$4,997,105	360,532	$4,529,928

Investor Class Shares:(1)
Sales	95,723	$1,215,490	169,733	$2,145,361
Reinvestments	2,272	28,676	—	—
Redemption Fees*	—	12	—	—
Redemptions	(34,313)	(434,905)	(11,726)	(149,485)

Net Increase	63,682	$809,273	158,007	$1,995,876

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Investor Class Shares of Total Return incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.

As of March 31, 2019, the following Fund had shareholders that held 10% or more of the outstanding shares of the Fund:

Total Return
Affiliated Shareholders	24%

5. Securities Lending

All Funds, except for Large Value, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended March 31, 2019, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2019 and the income generated from the programs during the six months ended March 31, 2019, with respect to such loans are as follows:

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March 31, 2019

(Unaudited)

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute Return	$140,586,645	$180,537,832	$—	$19,000
Enhanced Return	188,007,910	190,673,460	—	19,606
Neutral	24,049,964	24,569,587	—	4,441

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2019:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute Return	$140,586,645	$—	$140,586,645	$—	$(140,586,645)	$—
Enhanced Return	188,007,910	—	188,007,910	—	(188,007,910)	—
Neutral	24,049,964	—	24,049,964	—	(24,049,964)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$—	$8,942,488	$—
Large Value	77,525	261,624	—
Total Return	59,042	9,135	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

87

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute Return	$(11,824,727)	$—	$—	$73,588,409	$(73,636,790)	$—
Enhanced Return	—	—	64,015,734	220,042,628	(5,386,821)	—
Neutral	(63,378,076)	—	—	8,245,597	(2,073,967)	—
Large Value	—	121,522	341,484	483,096	—	—
Total Return	—	77	307,716	4,768,493	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$1,031,149,929	$232,522,433	$(45,402,431)	$187,120,002
Enhanced Return	888,315,139	287,997,487	(21,581,995)	266,415,492
Neutral	289,500,805	47,735,885	(22,454,046)	25,281,839
Large Value	52,320,077	3,428,360	(1,514,422)	1,913,938
Total Return	30,548,832	2,147,969	(38,519)	2,109,450

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the year ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$3,960,126	$69,676,664	$—
Enhanced Return	5,386,821	—	—
Neutral	2,073,967	—	—

88

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute Return	$11,824,727
Neutral	63,378,076

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

89

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission upon filing.

90

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

91

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0319

GOTHAM FUNDS

of

FundVantage Trust

Gotham Index Plus Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

Gotham Enhanced 500 Plus Fund

(formerly, Gotham Enhanced 500 Core Fund)

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

SEMI-ANNUAL REPORT

March 31, 2019

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each, a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Enhanced S&P 500 Index Fund will also use of leverage to make additional investments which could result in greater losses than if a Fund were not leveraged. Gotham Master Index Plus Fund will primarily engage in short sales and leverage through its investments in underlying funds. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-5.66%	4.36%	13.12%	11.09%	**
Investor Class Shares	-5.71%	4.17%	N/A	1.78%	**
S&P 500® Total Return Index	-1.72%	9.50%	13.51%	10.46%	***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.39% and 3.64%, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% with respect to Institutional Class shares (on an annual basis) and 1.40% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

2

GOTHAM FUNDS

Gotham Index Plus All-Cap Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-1.58%	4.25%	3.05%**
S&P 500® Total Return Index	-1.72%	9.50%	6.87%***

*	Not Annualized.
**	The Gotham Index Plus All-Cap Fund (the “Fund”) incepted on December 29, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 7.32% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.49% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Enhanced Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-1.57%	7.51%	15.24%**
S&P 500® Total Return Index	-1.72%	9.50%	13.57%***

*	Not Annualized.
**	The Gotham Enhanced Index Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 6.18% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.96% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

4

GOTHAM FUNDS

Gotham Enhanced 500 Plus Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	1.90%	8.15%	14.24%**
S&P 500® Total Return Index	-1.72%	9.50%	13.57%***

*	Not Annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.24% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-2.01%	10.40%	15.74%**
S&P 500® Total Return Index	-1.72%	9.50%	13.28%***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.55% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”), dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

6

GOTHAM FUNDS

Gotham Master Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-2.81%	6.74%	11.49%**
S&P 500® Total Return Index	-1.72%	9.50%	11.66%***

*	Not Annualized.
**	The Gotham Master Index Plus Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 10.02% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.06% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all the risks described in Important Information.

7

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018, and held for the entire period through March 31, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2018	March 31, 2019	Expense Ratio*	During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$943.40	3.41%	$16.52
Hypothetical (5% return before expenses)	1,000.00	1,007.93	3.41%	17.07
Investor Class
Actual	$1,000.00	$942.90	3.67%	$17.80
Hypothetical (5% return before expenses)	1,000.00	1,006.61	3.67%	18.38

Gotham Index Plus All-Cap Fund
Institutional Class
Actual	$1,000.00	$984.20	2.36%	$11.66
Hypothetical (5% return before expenses)	1,000.00	1,013.18	2.36%	11.83

Gotham Enhanced Index Plus Fund
Institutional Class
Actual	$1,000.00	$984.30	1.85%	$9.14
Hypothetical (5% return before expenses)	1,000.00	1,015.72	1.85%	9.28

8

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2018	March 31, 2019	Expense Ratio*	During Period**
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$981.00	2.17%	$10.72
Hypothetical (5% return before expenses)	1,000.00	1,014.11	2.17%	10.90

Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$979.90	0.50%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.50%	2.53

Gotham Master Index Plus Fund
Institutional Class
Actual	$1,000.00	$971.90	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,024.93	0.00%	—

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

9

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	23.1%	$181,486,393
Pharmaceuticals, Biotechnology & Life Sciences	19.7	154,516,401
Energy	15.2	119,117,295
Software & Services	15.0	117,594,012
Diversified Financials	13.0	101,934,579
Technology Hardware & Equipment	12.3	96,912,350
Retailing	11.3	88,887,468
Health Care Equipment & Services	9.4	74,000,995
Food, Beverage & Tobacco	9.2	72,099,382
Semiconductors & Semiconductor Equipment	8.0	62,491,888
Media & Entertainment	7.1	56,013,684
Materials	6.6	51,951,354
Banks	6.3	49,660,799
Insurance	4.6	35,735,432
Utilities	4.4	34,650,781
Food & Staples Retailing	4.1	32,411,399
Consumer Durables & Apparel	3.5	27,237,019
Telecommunication Services	3.4	26,287,651
Real Estate	3.1	24,063,421
Transportation	3.0	23,319,622
Automobiles & Components	2.1	16,807,779
Household & Personal Products	2.0	15,561,348
Consumer Services	1.9	15,163,055
Commercial & Professional Services	1.4	10,593,276

Total Long Positions	189.7	1,488,497,383

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.2)%	$(1,845,114)
Banks	(0.3)	(2,209,989)
Automobiles & Components	(0.8)	(6,424,496)
Household & Personal Products	(1.1)	(8,199,931)
Food & Staples Retailing	(1.2)	(9,014,698)
Diversified Financials	(1.3)	(10,170,561)
Commercial & Professional Services	(1.3)	(10,196,167)
Consumer Durables & Apparel	(2.1)	(16,502,724)
Insurance	(2.2)	(17,180,315)
Food, Beverage & Tobacco	(2.7)	(20,723,939)
Media & Entertainment	(2.8)	(21,950,376)
Consumer Services	(3.2)	(25,066,779)
Transportation	(3.3)	(25,445,217)
Retailing	(4.2)	(33,220,974)
Materials	(4.7)	(36,783,792)
Capital Goods	(5.6)	(44,179,802)
Utilities	(5.7)	(45,044,957)
Pharmaceuticals, Biotechnology & Life Sciences	(6.7)	(52,864,951)
Energy	(6.8)	(53,381,660)
Semiconductors & Semiconductor Equipment	(7.3)	(57,243,371)
Software & Services	(7.8)	(61,324,251)
Real Estate	(8.2)	(64,462,089)
Health Care Equipment & Services	(10.9)	(85,719,243)

Total Short Positions	(90.4)	(709,155,396)

Other Assets in Excess of Liabilities	0.7	5,469,762

NET ASSETS	100.0%	$784,811,749

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus All-Cap Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	20.1%	$482,247
Capital Goods	16.9	403,750
Health Care Equipment & Services	12.6	301,500
Media & Entertainment	12.0	287,039
Retailing	11.9	284,907
Pharmaceuticals, Biotechnology & Life Sciences	10.4	248,132
Technology Hardware & Equipment	10.2	244,022
Energy	9.4	224,930
Materials	7.1	170,695
Semiconductors & Semiconductor Equipment	6.4	152,233
Food, Beverage & Tobacco	5.9	142,590
Consumer Services	5.6	133,659
Diversified Financials	5.4	129,313
Banks	5.2	125,247
Commercial & Professional Services	4.2	101,638
Consumer Durables & Apparel	4.0	94,759
Transportation	3.7	87,720
Utilities	3.1	74,545
Telecommunication Services	3.0	72,970
Real Estate	2.9	68,993
Automobiles & Components	2.7	63,995
Food & Staples Retailing	2.6	61,826
Household & Personal Products	2.3	56,030
Insurance	2.2	52,923

Total Long Positions	169.8	4,065,663

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.5)%	$(13,006)
Food & Staples Retailing	(0.7)	(17,464)
Telecommunication Services	(1.1)	(27,275)
Transportation	(1.7)	(41,181)
Food, Beverage & Tobacco	(2.0)	(47,015)
Automobiles & Components	(2.3)	(53,804)
Pharmaceuticals, Biotechnology & Life Sciences	(2.3)	(55,756)
Semiconductors & Semiconductor Equipment	(2.6)	(62,831)
Consumer Durables & Apparel	(2.6)	(62,851)
Commercial & Professional Services	(3.5)	(83,111)
Media & Entertainment	(3.8)	(91,252)
Consumer Services	(4.0)	(95,550)
Energy	(4.5)	(107,508)
Technology Hardware & Equipment	(4.6)	(110,282)
Materials	(5.1)	(121,288)
Retailing	(5.3)	(126,525)
Health Care Equipment & Services	(6.2)	(149,375)
Software & Services	(7.6)	(181,838)
Capital Goods	(9.9)	(235,852)

Total Short Positions	(70.3)	(1,683,764)

Other Assets in Excess of Liabilities	0.5	12,915

NET ASSETS	100.0%	$2,394,814

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.3%	$566,783
Pharmaceuticals, Biotechnology & Life Sciences	14.3	465,891
Software & Services	12.4	405,200
Energy	10.5	343,610
Technology Hardware & Equipment	10.1	331,250
Retailing	9.7	316,512
Health Care Equipment & Services	9.3	302,854
Media & Entertainment	7.6	249,227
Food, Beverage & Tobacco	7.1	231,357
Materials	5.1	166,025
Diversified Financials	4.6	149,556
Food & Staples Retailing	4.0	131,268
Telecommunication Services	4.0	129,145
Semiconductors & Semiconductor Equipment	3.8	123,450
Consumer Durables & Apparel	3.4	110,656
Consumer Services	2.8	92,786
Household & Personal Products	2.5	81,079
Transportation	2.2	73,320
Commercial & Professional Services	2.2	73,308
Insurance	1.8	59,906
Automobiles & Components	1.5	48,859
Real Estate	1.4	46,400
Banks	1.1	37,147
Utilities	0.8	27,432

Total Long Positions	139.5	4,563,021

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(10,119)
Food & Staples Retailing	(0.4)	(11,869)
Telecommunication Services	(0.7)	(24,525)
Transportation	(1.0)	(32,644)
Food, Beverage & Tobacco	(1.1)	(36,984)
Automobiles & Components	(1.2)	(39,419)
Pharmaceuticals, Biotechnology & Life Sciences	(1.4)	(44,497)
Semiconductors & Semiconductor Equipment	(1.5)	(50,544)
Consumer Durables & Apparel	(1.6)	(52,753)
Commercial & Professional Services	(2.0)	(64,644)
Media & Entertainment	(2.0)	(66,373)
Consumer Services	(2.1)	(68,483)
Technology Hardware & Equipment	(2.5)	(83,042)
Energy	(2.7)	(88,604)
Materials	(3.0)	(96,604)
Retailing	(3.1)	(100,736)
Health Care Equipment & Services	(3.5)	(113,463)
Software & Services	(4.4)	(142,280)
Capital Goods	(5.6)	(184,066)

Total Short Positions	(40.1)	(1,311,649)

Other Assets in Excess of Liabilities	0.6	18,697

NET ASSETS	100.0%	$3,270,069

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.5%	$521,513
Pharmaceuticals, Biotechnology & Life Sciences	17.6	497,072
Energy	12.6	355,939
Technology Hardware & Equipment	10.1	286,113
Software & Services	9.3	263,454
Retailing	8.6	243,945
Food, Beverage & Tobacco	8.3	233,884
Health Care Equipment & Services	8.2	232,489
Diversified Financials	7.9	223,480
Media & Entertainment	5.6	158,546
Materials	4.2	118,613
Semiconductors & Semiconductor Equipment	4.2	118,381
Food & Staples Retailing	4.0	111,979
Telecommunication Services	3.7	105,444
Insurance	3.2	90,376
Consumer Durables & Apparel	2.8	79,937
Household & Personal Products	2.5	71,351
Real Estate	1.9	52,756
Transportation	1.6	46,071
Utilities	1.6	44,744
Consumer Services	1.3	37,539
Banks	1.2	34,992
Automobiles & Components	1.0	26,947
Commercial & Professional Services	0.8	23,775

Total Long Positions	140.7	3,979,340

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.1)%	$(2,125)
Household & Personal Products	(0.3)	(10,119)
Food & Staples Retailing	(0.4)	(10,412)
Banks	(0.5)	(13,302)
Automobiles & Components	(0.5)	(14,553)
Commercial & Professional Services	(0.8)	(21,927)
Consumer Durables & Apparel	(0.9)	(25,998)
Food, Beverage & Tobacco	(1.1)	(30,886)
Insurance	(1.1)	(31,638)
Diversified Financials	(1.3)	(37,380)
Transportation	(1.4)	(38,624)
Consumer Services	(1.4)	(39,630)
Media & Entertainment	(1.5)	(43,740)
Retailing	(1.8)	(52,451)
Materials	(2.0)	(56,164)
Capital Goods	(2.0)	(56,913)
Utilities	(2.7)	(77,302)
Energy	(3.2)	(89,593)
Pharmaceuticals, Biotechnology & Life Sciences	(3.3)	(92,883)
Semiconductors & Semiconductor Equipment	(3.3)	(93,583)
Real Estate	(3.6)	(101,408)
Software & Services	(3.7)	(104,044)
Health Care Equipment & Services	(4.7)	(131,871)

Total Short Positions	(41.6)	(1,176,546)

Other Assets in Excess of Liabilities	0.9	24,916

NET ASSETS	100.0%	$2,827,710

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group type of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	13.7%	$479,313
Capital Goods	11.5	401,421
Energy	8.0	278,188
Technology Hardware & Equipment	7.6	266,778
Software & Services	7.3	254,263
Retailing	6.5	227,016
Food, Beverage & Tobacco	6.4	221,818
Health Care Equipment & Services	6.0	207,700
Media & Entertainment	5.6	195,253
Diversified Financials	4.9	169,493
Telecommunication Services	3.4	118,821
Food & Staples Retailing	3.2	110,181
Materials	2.5	87,939
Semiconductors & Semiconductor Equipment	2.1	74,573
Insurance	1.9	67,727
Consumer Durables & Apparel	1.8	62,622
Real Estate	1.4	49,442
Transportation	1.3	44,944
Banks	1.0	36,540
Consumer Services	0.9	32,893
Household & Personal Products	0.9	31,167
Utilities	0.8	28,412
Automobiles & Components	0.6	22,152
Commercial & Professional Services	0.3	8,880

Total Common Stocks	99.6	3,477,536

Other Assets in Excess of Liabilities	0.4	15,444

NET ASSETS	100.0%	$3,492,980

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Index Plus Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	105.1%	$1,265,312
Liabilities in Excess of Other Assets	(5.1)	(60,885)

NET ASSETS	100.0%	$1,204,427

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

15

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 189.7%
COMMON STOCKS — 189.7%
Automobiles & Components — 2.1%
Aptiv PLC (Jersey)(a)	57,933	$4,605,094
BorgWarner, Inc.(a)	46,002	1,766,937
General Motors Co.(b)	281,287	10,435,748

		16,807,779

Banks — 6.3%
Bank of America Corp.†(b)	300,352	8,286,712
BB&T Corp.(a)	13,045	606,984
Citigroup, Inc.†	73,571	4,577,588
Citizens Financial Group, Inc.(b)	14,476	470,470
Comerica, Inc.	4,973	364,620
Fifth Third Bancorp(a)	18,031	454,742
First Republic Bank(a)	5,123	514,657
Huntington Bancshares, Inc.(a)	16,244	205,974
JPMorgan Chase & Co.†(a)	101,753	10,300,456
KeyCorp.	31,522	496,472
M&T Bank Corp.(a)	4,303	675,657
People’s United Financial, Inc.(a)	81,947	1,347,209
PNC Financial Services Group, Inc. (The)†	14,196	1,741,281
SunTrust Banks, Inc.†	98,705	5,848,271
SVB Financial Group†(a)*	10,153	2,257,621
US Bancorp†	101,600	4,896,104
Wells Fargo & Co.†	131,445	6,351,422
Zions Bancorp NA(a)	5,826	264,559

		49,660,799

Capital Goods — 23.1%
3M Co.(b)	34,273	7,121,244
A.O. Smith Corp.(a)	37,689	2,009,577
Allegion PLC (Ireland)	2,940	266,687
Arconic, Inc.†(a)	106,734	2,039,687
Boeing Co. (The)†	17,550	6,693,921
Caterpillar, Inc.†(a)	123,718	16,762,552
Cummins, Inc.†(b)	35,119	5,544,237
Dover Corp.†	33,264	3,120,163
Eaton Corp. PLC (Ireland)†	95,506	7,693,963
Emerson Electric Co.†	58,362	3,996,046
Flowserve Corp.(a)	28,835	1,301,612
Fluor Corp.†	30,647	1,127,810
Fortive Corp.(a)	76,785	6,441,494
Fortune Brands Home & Security, Inc.	31,233	1,487,003
General Dynamics Corp.	63,766	10,794,308
Honeywell International, Inc.	147,534	23,446,103
Huntington Ingalls Industries, Inc.(a)	9,497	1,967,778

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.(a)(b)	46,476	$6,670,700
Ingersoll-Rand PLC (Ireland)†	54,246	5,855,856
Johnson Controls International PLC (Ireland)†	200,321	7,399,858
L3 Technologies, Inc.(a)(b)	17,293	3,568,756
Lockheed Martin Corp.(a)(b)	49,594	14,886,135
Masco Corp.(b)	66,603	2,618,164
Northrop Grumman Corp.(a)(b)	37,682	10,159,067
Pentair PLC (Ireland)†	37,613	1,674,155
Quanta Services, Inc.	4,399	166,018
Raytheon Co.†	62,331	11,349,228
Snap-on, Inc.(a)	12,204	1,910,170
Stanley Black & Decker, Inc.(a)	33,203	4,521,253
Textron, Inc.†(a)	39,724	2,012,418
TransDigm Group, Inc.(b)*	11,649	5,288,530
Wabtec Corp.(a)	21,202	1,563,011
WW Grainger, Inc.(a)	96	28,889

		181,486,393

Commercial & Professional Services — 1.4%
Cintas Corp.	3,259	658,677
Nielsen Holdings PLC (United Kingdom)	78,406	1,855,870
Republic Services, Inc.†	27,406	2,202,894
Robert Half International, Inc.†(a)	26,226	1,708,886
Verisk Analytics, Inc.(a)	34	4,522
Waste Management, Inc.†	40,058	4,162,427

		10,593,276

Consumer Durables & Apparel — 3.5%
Capri Holdings Ltd. (British Virgin Islands)†*	33,538	1,534,364
Garmin Ltd. (Switzerland)†(b)	41,702	3,600,968
Hanesbrands, Inc.(a)	79,676	1,424,607
Hasbro, Inc.(a)	3,917	333,023
Leggett & Platt, Inc.(a)	28,757	1,214,121
Lennar Corp., Class A	10,072	494,434
Mattel, Inc.(a)*	75,753	984,789
Newell Brands, Inc.†(a)	103,103	1,581,600
PVH Corp.†	16,766	2,044,614
Ralph Lauren Corp.(a)(b)	17,248	2,236,721
Tapestry, Inc.†	63,648	2,067,924
Under Armour, Inc., Class C(a)*	98,439	1,857,544
VF Corp.†	87,309	7,588,025
Whirlpool Corp.	2,064	274,285

		27,237,019

The accompanying notes are an integral part of the financial statements.

16

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.9%
H&R Block, Inc.(a)	6,370	$152,498
McDonald’s Corp.(b)	20,448	3,883,075
Norwegian Cruise Line Holdings Ltd. (Bermuda)(a)(b)*	47,762	2,625,000
Starbucks Corp.(a)	21,182	1,574,670
Yum! Brands, Inc.†	69,410	6,927,812

		15,163,055

Diversified Financials — 13.0%
Affiliated Managers Group, Inc.†	12,210	1,307,813
American Express Co.†	26,310	2,875,683
Berkshire Hathaway, Inc., Class B†*	114,854	23,073,020
BlackRock, Inc.†	34,787	14,866,920
Capital One Financial Corp.†	14,529	1,186,874
Charles Schwab Corp. (The)†	60,013	2,566,156
CME Group, Inc.†	7,413	1,220,032
Discover Financial Services	72,734	5,175,751
E*TRADE Financial Corp.†	52,498	2,437,482
Franklin Resources, Inc.†(a)	108,523	3,596,452
Goldman Sachs Group, Inc. (The)†	84,571	16,236,786
Intercontinental Exchange, Inc.(a)	28,781	2,191,385
Invesco Ltd. (Bermuda)(a)	90,779	1,752,943
Moody’s Corp.(a)(b)	5,942	1,076,037
MSCI, Inc.†	2,453	487,755
Nasdaq, Inc.†(a)	34,737	3,039,140
Northern Trust Corp.	6,804	615,150
Raymond James Financial, Inc.†	20,345	1,635,941
S&P Global, Inc.†(b)	7,715	1,624,393
State Street Corp.†	83,919	5,522,709
Synchrony Financial†	131,061	4,180,846
T Rowe Price Group, Inc.†(a)	52,590	5,265,311

		101,934,579

Energy — 15.2%
Chevron Corp.†(b)	207,350	25,541,373
ConocoPhillips†	254,378	16,977,188
Devon Energy Corp.†(b)	113,750	3,589,950
Exxon Mobil Corp.†(a)	205,173	16,577,978
Halliburton Co.†	175,974	5,156,038
Hess Corp.†(a)	4,043	243,510
HollyFrontier Corp.	38,533	1,898,521
Kinder Morgan, Inc.†(a)	496,421	9,933,384
Marathon Oil Corp.†(b)	179,726	3,003,221
National Oilwell Varco, Inc.(a)	84,670	2,255,609
Occidental Petroleum Corp.†	166,535	11,024,617

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†(b)	101,850	$9,693,065
Schlumberger Ltd. (Curacao)†(b)	303,485	13,222,841

		119,117,295

Food & Staples Retailing — 4.1%
Sysco Corp.†(b)	113,767	7,595,085
Walgreens Boots Alliance, Inc.(a)(b)	208,380	13,184,203
Walmart, Inc.†	119,267	11,632,111

		32,411,399

Food, Beverage & Tobacco — 9.2%
Altria Group, Inc.†	261,279	15,005,253
Archer-Daniels-Midland Co.†	109,663	4,729,765
Campbell Soup Co.(a)	9,350	356,516
Coca-Cola Co. (The)†	132,574	6,212,418
Constellation Brands, Inc., Class A†(a)	41,934	7,352,288
General Mills, Inc.†(a)	117,586	6,085,076
Hershey Co. (The)(a)	44,109	5,065,036
Hormel Foods Corp.(a)	16,592	742,658
Kraft Heinz Co. (The)†(a)(b)	197,831	6,459,182
McCormick & Co., Inc., non-voting shares†(a)	29,178	4,395,082
PepsiCo, Inc.†(b)	57,643	7,064,150
Philip Morris International, Inc.†(b)	91,702	8,105,540
Tyson Foods, Inc., Class A†	7,582	526,418

		72,099,382

Health Care Equipment & Services — 9.4%
Abbott Laboratories†(b)	54,515	4,357,929
AmerisourceBergen Corp.	6,555	521,254
Anthem, Inc.†	10,812	3,102,828
Cardinal Health, Inc.†(a)	66,041	3,179,874
CVS Health Corp.†	284,181	15,325,881
Danaher Corp.†(a)	21,791	2,876,848
HCA Healthcare, Inc.†(b)	75,247	9,810,704
Henry Schein, Inc.(a)(b)*	33,225	1,997,155
Humana, Inc.†	6,719	1,787,254
Laboratory Corp. of America Holdings†*	22,546	3,449,087
Medtronic PLC (Ireland)(b)	17,179	1,564,663
Quest Diagnostics, Inc.†(a)	30,260	2,720,979
UnitedHealth Group, Inc.†	92,985	22,991,471
WellCare Health Plans, Inc.†*	1,168	315,068

		74,000,995

The accompanying notes are an integral part of the financial statements.

17

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 2.0%
Church & Dwight Co., Inc.†	32,880	$2,342,042
Clorox Co. (The)	3,422	549,094
Colgate-Palmolive Co.†	31,161	2,135,775
Kimberly-Clark Corp.(b)	9,084	1,125,508
Procter & Gamble Co. (The)†	90,427	9,408,929

		15,561,348

Insurance — 4.6%
Aflac, Inc.†	23,461	1,173,050
Allstate Corp. (The)	10,309	970,902
Aon PLC (United Kingdom)†(b)	52,559	8,971,821
Arthur J Gallagher & Co.†	3,505	273,741
Assurant, Inc.	1,924	182,607
Hartford Financial Services Group, Inc. (The)†	11,165	555,124
Lincoln National Corp.	28,585	1,677,940
Loews Corp.†	9,693	464,585
Marsh & McLennan Cos., Inc.†(b)	111,320	10,452,948
Principal Financial Group, Inc.†(a)	8,682	435,750
Progressive Corp. (The)†(a)	117,833	8,494,581
Travelers Cos., Inc. (The)(a)	8,188	1,123,066
Unum Group†	28,357	959,317

		35,735,432

Materials — 6.6%
Avery Dennison Corp.†	19,261	2,176,493
Ball Corp.†(a)	74,157	4,290,724
Celanese Corp.†	28,978	2,857,521
CF Industries Holdings, Inc.†(a)	46,263	1,891,231
DowDuPont, Inc.†	362,049	19,300,832
Eastman Chemical Co.†	30,878	2,343,023
Ecolab, Inc.(a)	14,245	2,514,812
FMC Corp.†	16,430	1,262,153
International Paper Co.†(a)(b)	89,454	4,139,037
Mosaic Co. (The)(b)	55,322	1,510,844
Nucor Corp.(b)	67,496	3,938,392
Packaging Corp. of America†	20,873	2,074,359
PPG Industries, Inc.(a)	7,327	826,998
Sealed Air Corp.(a)	34,279	1,578,891
Sherwin-Williams Co. (The)(b)	2,893	1,246,044

		51,951,354

Media & Entertainment — 7.1%
Activision Blizzard, Inc.(b)	162,191	7,384,556
Alphabet, Inc., Class A†*	10,998	12,943,436
Comcast Corp., Class A†	89,480	3,577,410

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Discovery, Inc., Class A(a)*	156,518	$4,229,116
DISH Network Corp., Class A(a)(b)*	71,684	2,271,666
Facebook, Inc., Class A†*	72,318	12,054,687
Interpublic Group of Cos., Inc. (The)(a)	84,178	1,768,580
Netflix, Inc.*	1,691	602,943
News Corp., Class A†(a)	129,174	1,606,925
Omnicom Group, Inc.(a)	26,714	1,949,855
Viacom, Inc., Class B	88,459	2,483,044
Walt Disney Co. (The)†	46,307	5,141,466

		56,013,684

Pharmaceuticals, Biotechnology & Life Sciences — 19.7%
AbbVie, Inc.†(b)	176,121	14,193,591
Amgen, Inc.†	93,764	17,813,285
Biogen, Inc.†(b)*	43,275	10,229,345
Bristol-Myers Squibb Co.†(a)	360,464	17,197,737
Celgene Corp.†(a)(b)*	154,501	14,575,624
Eli Lilly & Co.†(a)	116,145	15,070,975
Gilead Sciences, Inc.(b)	53,258	3,462,303
Johnson & Johnson†	110,948	15,509,421
Merck & Co., Inc.†	184,738	15,364,659
Mylan NV (Netherlands)†*	94,112	2,667,134
Pfizer, Inc.†	579,682	24,619,095
Regeneron Pharmaceuticals, Inc.(b)*	960	394,195
Thermo Fisher Scientific, Inc.	12,491	3,419,037

		154,516,401

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc., REIT	1,289	183,760
Apartment Investment & Management Co., Class A, REIT	4,632	232,943
AvalonBay Communities, Inc., REIT	4,302	863,540
CBRE Group, Inc., Class A†*	74,806	3,699,157
Duke Realty Corp., REIT†(b)	65,957	2,016,965
Equity Residential, REIT†	11,474	864,222
Prologis, Inc., REIT	19,558	1,407,198
Realty Income Corp., REIT†(a)	66,656	4,903,215
Simon Property Group, Inc., REIT	9,598	1,748,852
UDR, Inc., REIT†	19,868	903,199
Ventas, Inc., REIT	11,076	706,760
Welltower, Inc., REIT†(a)	84,196	6,533,610

		24,063,421

The accompanying notes are an integral part of the financial statements.

18

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 11.3%
Advance Auto Parts, Inc.†	2,251	$383,863
Amazon.com, Inc.†*	11,336	20,186,582
AutoZone, Inc.†(a)(b)*	4,262	4,364,799
Best Buy Co., Inc.	17,572	1,248,666
Booking Holdings, Inc.†(a)*	8,125	14,177,394
Dollar General Corp.(b)	33,497	3,996,192
eBay, Inc.†	205,799	7,643,375
Foot Locker, Inc.(a)	24,620	1,491,972
Genuine Parts Co.†(a)	32,415	3,631,452
Home Depot, Inc. (The)(b)	45,898	8,807,367
Kohl’s Corp.(a)	8,158	561,026
L Brands, Inc.(a)	11,035	304,345
LKQ Corp.*	69,377	1,968,919
Macy’s, Inc.(a)	67,677	1,626,278
O’Reilly Automotive, Inc.*	2,455	953,277
Tiffany & Co.(a)	26,663	2,814,280
TJX Cos., Inc. (The)(b)	235,999	12,557,507
Tractor Supply Co.(b)	22,199	2,170,174

		88,887,468

Semiconductors & Semiconductor Equipment — 8.0%
Applied Materials, Inc.(b)	213,583	8,470,702
Intel Corp.†(b)	255,883	13,740,917
KLA-Tencor Corp.†(a)	33,432	3,992,115
Lam Research Corp.(a)	35,265	6,312,788
Microchip Technology, Inc.(a)	58,052	4,815,994
Micron Technology, Inc.†*	259,524	10,726,127
Qorvo, Inc.(a)*	26,240	1,882,195
Skyworks Solutions, Inc.	38,968	3,214,081
Texas Instruments, Inc.(a)	30,093	3,191,965
Xilinx, Inc.(b)	48,466	6,145,004

		62,491,888

Software & Services — 15.0%
Accenture PLC, Class A (Ireland)†(b)	76,696	13,500,030
Automatic Data Processing, Inc.(b)	40,987	6,547,263
Citrix Systems, Inc.(a)	45	4,485
Cognizant Technology Solutions Corp., Class A†	17,923	1,298,521
DXC Technology Co.†	62,127	3,995,387
International Business Machines Corp.†(b)	162,092	22,871,181
Mastercard, Inc., Class A(b)	9,710	2,286,220
Microsoft Corp.†	195,061	23,005,494
Oracle Corp.†	15,023	806,885

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.(a)	69,386	$5,564,757
PayPal Holdings, Inc.†(a)*	238,741	24,790,865
VeriSign, Inc.*	2,392	434,292
Visa, Inc., Class A†(a)	68,369	10,678,554
Western Union Co. (The)†(a)	98,001	1,810,078

		117,594,012

Technology Hardware & Equipment — 12.3%
Amphenol Corp., Class A†	43,111	4,071,403
Apple, Inc.†	255,979	48,623,211
Arista Networks, Inc.*	669	210,374
Cisco Systems, Inc.†(b)	137,421	7,419,360
Corning, Inc.†	24,478	810,222
F5 Networks, Inc.†(a)*	13,179	2,068,180
FLIR Systems, Inc.†	26,840	1,277,047
Hewlett Packard Enterprise Co.†	233,686	3,605,775
HP, Inc.†	344,620	6,695,967
Juniper Networks, Inc.†	76,291	2,019,423
Keysight Technologies, Inc.*	5,837	508,986
Motorola Solutions, Inc.†	36,112	5,070,847
NetApp, Inc.(a)(b)	54,646	3,789,154
Seagate Technology PLC (Ireland)(a)	62,948	3,014,580
TE Connectivity Ltd. (Switzerland)†	74,951	6,052,293
Xerox Corp.(b)	52,393	1,675,528

		96,912,350

Telecommunication Services — 3.4%
AT&T, Inc.(a)	226,186	7,093,193
CenturyLink, Inc.(a)	238,668	2,861,629
Verizon Communications, Inc.†(a)(b)	276,219	16,332,829

		26,287,651

Transportation — 3.0%
American Airlines Group, Inc.(a)	14,308	454,422
CH Robinson Worldwide, Inc.(a)	4,264	370,925
CSX Corp.(a)(b)	177,927	13,312,498
Delta Air Lines, Inc.	21,121	1,090,900
Expeditors International of Washington, Inc.	1,037	78,708
Norfolk Southern Corp.(a)(b)	17,953	3,355,236
Southwest Airlines Co.(a)	17,166	891,087
Union Pacific Corp.(b)	22,523	3,765,846

		23,319,622

Utilities — 4.4%
AES Corp.†	20,573	371,960

The accompanying notes are an integral part of the financial statements.

19

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	14,500	$445,150
Dominion Energy, Inc.†(a)	149,441	11,456,147
DTE Energy Co.	5,652	705,030
Evergy, Inc.	56,029	3,252,483
Eversource Energy(a)	9,844	698,432
Exelon Corp.†(b)	155,335	7,786,944
FirstEnergy Corp.(a)	7,066	294,016
NextEra Energy, Inc.(b)	14,848	2,870,415
NRG Energy, Inc.†	64,038	2,720,334
PPL Corp.	13,199	418,936
Public Service Enterprise Group, Inc.†	13,023	773,696
Southern Co. (The)(b)	46,816	2,419,451
WEC Energy Group, Inc.	5,536	437,787

		34,650,781

TOTAL COMMON STOCKS (Cost $1,399,249,417)		1,488,497,383

TOTAL LONG POSITIONS - 189.7%		1,488,497,383

(Cost $1,399,249,417)

SHORT POSITIONS — (90.4)%
COMMON STOCKS — (90.4)%
Automobiles & Components — (0.8)%
Ford Motor Co.	(629,731)	(5,529,038)
Harley-Davidson, Inc.	(25,111)	(895,458)

		(6,424,496)

Banks — (0.3)%
Regions Financial Corp.	(156,183)	(2,209,989)

Capital Goods — (5.6)%
AMETEK, Inc.	(10,257)	(851,023)
Deere & Co.	(24,223)	(3,871,804)
Fastenal Co.	(45,260)	(2,910,671)
General Electric Co.	(959,429)	(9,584,696)
Harris Corp.	(18,644)	(2,977,633)
Jacobs Engineering Group, Inc.	(22,086)	(1,660,646)
PACCAR, Inc.	(47,150)	(3,212,801)
Parker-Hannifin Corp.	(12,009)	(2,060,985)
Rockwell Automation, Inc.	(18,934)	(3,322,160)
Roper Technologies, Inc.	(2)	(684)
United Rentals, Inc.*	(12,644)	(1,444,577)
United Technologies Corp.	(77,959)	(10,048,135)
Xylem, Inc.	(28,264)	(2,233,987)

		(44,179,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (1.3)%
Copart, Inc.*	(39,165)	$(2,373,007)
Equifax, Inc.	(19,092)	(2,262,402)
IHS Markit Ltd. (Bermuda)*	(62,599)	(3,404,134)
Rollins, Inc.	(51,817)	(2,156,624)

		(10,196,167)

Consumer Durables & Apparel — (2.1)%
DR Horton, Inc.	(59,088)	(2,445,061)
Mohawk Industries, Inc.*	(11,616)	(1,465,358)
NIKE, Inc., Class B	(134,847)	(11,355,466)
PulteGroup, Inc.	(44,236)	(1,236,839)

		(16,502,724)

Consumer Services — (3.2)%
Carnival Corp. (Panama)	(41,125)	(2,085,860)
Chipotle Mexican Grill, Inc.*	(4,384)	(3,113,999)
Darden Restaurants, Inc.	(10,893)	(1,323,173)
Hilton Worldwide Holdings, Inc.	(46,369)	(3,853,728)
Marriott International, Inc., Class A	(53,425)	(6,682,933)
MGM Resorts International	(84,209)	(2,160,803)
Royal Caribbean Cruises Ltd. (Liberia)	(33,088)	(3,792,547)
Wynn Resorts Ltd.	(17,212)	(2,053,736)

		(25,066,779)

Diversified Financials — (1.3)%
Ameriprise Financial, Inc.	(22,243)	(2,849,328)
Bank of New York Mellon Corp. (The)	(38,262)	(1,929,553)
Cboe Global Markets, Inc.	(17,671)	(1,686,520)
Morgan Stanley	(87,800)	(3,705,160)

		(10,170,561)

Energy — (6.8)%
Anadarko Petroleum Corp.	(67,097)	(3,051,572)
Apache Corp.	(59,024)	(2,045,772)
Cabot Oil & Gas Corp.	(68,706)	(1,793,227)
Cimarex Energy Co.	(15,134)	(1,057,867)
Concho Resources, Inc.	(31,699)	(3,517,321)
Diamondback Energy, Inc.	(25,837)	(2,623,231)
EOG Resources, Inc.	(91,226)	(8,682,891)
Helmerich & Payne, Inc.	(17,319)	(962,244)
Marathon Petroleum Corp.	(106,969)	(6,402,095)
Noble Energy, Inc.	(76,620)	(1,894,813)
ONEOK, Inc.	(65,121)	(4,548,051)
Pioneer Natural Resources Co.	(26,644)	(4,057,348)
TechnipFMC PLC (United Kingdom)	(71,093)	(1,672,107)
Valero Energy Corp.	(65,681)	(5,571,719)

The accompanying notes are an integral part of the financial statements.

20

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(191,553)	$(5,501,402)

		(53,381,660)

Food & Staples Retailing — (1.2)%
Costco Wholesale Corp.	(24,478)	(5,927,103)
Kroger Co. (The)	(125,512)	(3,087,595)

		(9,014,698)

Food, Beverage & Tobacco — (2.7)%
Brown-Forman Corp., Class B	(76,056)	(4,014,236)
Conagra Brands, Inc.	(76,881)	(2,132,679)
JM Smucker Co. (The)	(2,862)	(333,423)
Kellogg Co.	(54,085)	(3,103,397)
Lamb Weston Holdings, Inc.	(23,191)	(1,737,934)
Molson Coors Brewing Co., Class B	(33,991)	(2,027,563)
Mondelez International, Inc., Class A	(52,022)	(2,596,938)
Monster Beverage Corp.*	(87,537)	(4,777,769)

		(20,723,939)

Health Care Equipment & Services — (10.9)%
ABIOMED, Inc.*	(7,133)	(2,037,113)
Align Technology, Inc.*	(12,547)	(3,567,488)
Baxter International, Inc.	(73,462)	(5,973,195)
Becton Dickinson and Co.	(41,131)	(10,271,645)
Boston Scientific Corp.*	(219,129)	(8,410,171)
Cerner Corp.*	(53,697)	(3,072,005)
Cigna Corp.	(59,890)	(9,631,510)
Cooper Cos., Inc. (The)	(7,816)	(2,314,865)
DaVita, Inc.*	(26,170)	(1,420,769)
DENTSPLY SIRONA, Inc.	(35,224)	(1,746,758)
Edwards Lifesciences Corp.*	(32,943)	(6,302,984)
Hologic, Inc.*	(42,340)	(2,049,256)
IDEXX Laboratories, Inc.*	(13,674)	(3,057,506)
Intuitive Surgical, Inc.*	(16,253)	(9,273,637)
McKesson Corp.	(21,650)	(2,534,349)
ResMed, Inc.	(22,683)	(2,358,352)
Stryker Corp.	(6,959)	(1,374,542)
Teleflex, Inc.	(7,275)	(2,198,214)
Universal Health Services, Inc., Class B	(14,646)	(1,959,195)
Varian Medical Systems, Inc.*	(14,406)	(2,041,618)
Zimmer Biomet Holdings, Inc.	(32,295)	(4,124,071)

		(85,719,243)

Household & Personal Products — (1.1)%
Coty, Inc., Class A	(118,857)	(1,366,855)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(41,275)	$(6,833,076)

		(8,199,931)

Insurance — (2.2)%
American International Group, Inc.	(30,649)	(1,319,746)
Brighthouse Financial, Inc.*	(18,485)	(670,821)
Chubb Ltd. (Switzerland)	(31,113)	(4,358,309)
Cincinnati Financial Corp.	(16,866)	(1,448,789)
Everest Re Group Ltd. (Bermuda)	(6,435)	(1,389,703)
MetLife, Inc.	(155,391)	(6,614,995)
Prudential Financial, Inc.	(207)	(19,019)
Torchmark Corp.	(4,736)	(388,115)
Willis Towers Watson PLC (Ireland)	(5,527)	(970,818)

		(17,180,315)

Materials — (4.7)%
Air Products & Chemicals, Inc.	(34,770)	(6,639,679)
Albemarle Corp.	(16,810)	(1,378,084)
Freeport-McMoRan, Inc.	(228,068)	(2,939,797)
International Flavors & Fragrances, Inc.	(17,301)	(2,228,196)
Linde PLC (Ireland)	(65,624)	(11,545,230)
LyondellBasell Industries NV, Class A (Netherlands)	(59,418)	(4,995,865)
Martin Marietta Materials, Inc.	(9,827)	(1,976,996)
Newmont Mining Corp.	(84,442)	(3,020,490)
Vulcan Materials Co.	(4,391)	(519,894)
Westrock Co.	(40,145)	(1,539,561)

		(36,783,792)

Media & Entertainment — (2.8)%
CBS Corp., Class B, non-voting shares	(59,397)	(2,823,139)
Charter Communications, Inc., Class A*	(28,402)	(9,852,938)
Electronic Arts, Inc.*	(39,712)	(4,035,931)
Take-Two Interactive Software, Inc.*	(17,903)	(1,689,506)
TripAdvisor, Inc.*	(21,785)	(1,120,838)
Twitter, Inc.*	(73,845)	(2,428,024)

		(21,950,376)

Pharmaceuticals, Biotechnology & Life Sciences — (6.7)%
Agilent Technologies, Inc.	(50,429)	(4,053,483)
Alexion Pharmaceuticals, Inc.*	(33,769)	(4,564,893)
Allergan PLC (Ireland)	(52,875)	(7,741,429)
Illumina, Inc.*	(23,271)	(7,230,067)

The accompanying notes are an integral part of the financial statements.

21

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(34,652)	$(2,980,419)
IQVIA Holdings, Inc.*	(32,025)	(4,606,796)
Mettler-Toledo International, Inc.*	(3,964)	(2,865,972)
Nektar Therapeutics*	(27,293)	(917,045)
PerkinElmer, Inc.	(17,668)	(1,702,488)
Perrigo Co. PLC (Ireland)	(21,514)	(1,036,114)
Vertex Pharmaceuticals, Inc.*	(41,078)	(7,556,298)
Zoetis, Inc.	(75,593)	(7,609,947)

		(52,864,951)

Real Estate — (8.2)%
American Tower Corp., REIT	(69,778)	(13,750,453)
Boston Properties, Inc., REIT	(3,299)	(441,670)
Crown Castle International Corp., REIT	(65,697)	(8,409,216)
Digital Realty Trust, Inc., REIT	(32,647)	(3,884,993)
Equinix, Inc., REIT	(12,726)	(5,766,914)
Essex Property Trust, Inc., REIT	(10,431)	(3,017,062)
Extra Space Storage, Inc., REIT	(19,992)	(2,037,385)
Federal Realty Investment Trust, REIT	(7,400)	(1,020,090)
HCP, Inc., REIT	(34,582)	(1,082,417)
Host Hotels & Resorts, Inc., REIT	(116,454)	(2,200,981)
Iron Mountain, Inc., REIT	(45,310)	(1,606,693)
Kimco Realty Corp., REIT	(66,710)	(1,234,135)
Macerich Co. (The), REIT	(22,354)	(969,046)
Mid-America Apartment Communities, Inc., REIT	(15,596)	(1,705,111)
Public Storage, REIT	(27,389)	(5,964,776)
Regency Centers Corp., REIT	(26,763)	(1,806,235)
SBA Communications Corp., REIT*	(18,085)	(3,610,851)
SL Green Realty Corp., REIT	(9,349)	(840,662)
Vornado Realty Trust, REIT	(29,969)	(2,021,109)
Weyerhaeuser Co., REIT	(117,399)	(3,092,290)

		(64,462,089)

Retailing — (4.2)%
CarMax, Inc.*	(27,194)	(1,898,141)
Dollar Tree, Inc.*	(37,677)	(3,957,592)
Expedia Group, Inc.	(24,558)	(2,922,402)
Gap, Inc. (The)	(43,615)	(1,141,841)
Lowe’s Cos., Inc.	(125,984)	(13,791,468)
Nordstrom, Inc.	(18,196)	(807,538)
Ross Stores, Inc.	(57,875)	(5,388,162)
Target Corp.	(1,193)	(95,750)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	(9,228)	$(3,218,080)

		(33,220,974)

Semiconductors & Semiconductor Equipment — (7.3)%
Advanced Micro Devices, Inc.*	(188,845)	(4,819,324)
Analog Devices, Inc.	(58,600)	(6,168,822)
Broadcom, Inc.	(51,704)	(15,547,910)
Maxim Integrated Products, Inc.	(43,852)	(2,331,611)
NVIDIA Corp.	(97,190)	(17,451,436)
QUALCOMM, Inc.	(191,553)	(10,924,268)

		(57,243,371)

Software & Services — (7.8)%
Adobe, Inc.*	(15,576)	(4,150,848)
Akamai Technologies, Inc.*	(25,622)	(1,837,354)
Alliance Data Systems Corp.	(8,398)	(1,469,482)
ANSYS, Inc.*	(13,228)	(2,416,888)
Autodesk, Inc.*	(32,808)	(5,112,143)
Broadridge Financial Solutions, Inc.	(18,317)	(1,899,290)
Cadence Design Systems, Inc.*	(16,015)	(1,017,113)
Fidelity National Information Services, Inc.	(16,988)	(1,921,343)
Fiserv, Inc.*	(64,005)	(5,650,361)
FleetCor Technologies, Inc.*	(12,762)	(3,146,982)
Fortinet, Inc.*	(26,786)	(2,249,220)
Gartner, Inc.*	(14,255)	(2,162,198)
Global Payments, Inc.	(25,042)	(3,418,734)
Intuit, Inc.	(33,555)	(8,771,613)
Jack Henry & Associates, Inc.	(3,803)	(527,628)
Red Hat, Inc.*	(28,787)	(5,259,385)
salesforce.com, Inc.*	(15,988)	(2,532,020)
Symantec Corp.	(101,158)	(2,325,622)
Synopsys, Inc.*	(23,629)	(2,720,879)
Total System Services, Inc.	(28,788)	(2,735,148)

		(61,324,251)

Technology Hardware & Equipment — (0.2)%
IPG Photonics Corp.*	(8,454)	(1,283,148)
Western Digital Corp.	(11,693)	(561,966)

		(1,845,114)

Transportation — (3.3)%
Alaska Air Group, Inc.	(19,502)	(1,094,452)
FedEx Corp.	(12,546)	(2,275,970)
JB Hunt Transport Services, Inc.	(17,209)	(1,743,100)
Kansas City Southern	(16,100)	(1,867,278)
United Continental Holdings, Inc.*	(43,170)	(3,444,103)

The accompanying notes are an integral part of the financial statements.

22

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(134,422)	$(15,020,314)

		(25,445,217)

Utilities — (5.7)%
Alliant Energy Corp.	(37,350)	(1,760,305)
Ameren Corp.	(38,456)	(2,828,439)
American Electric Power Co., Inc.	(78,061)	(6,537,609)
American Water Works Co., Inc.	(28,402)	(2,961,193)
Atmos Energy Corp.	(18,385)	(1,892,368)
CMS Energy Corp.	(44,861)	(2,491,580)
Consolidated Edison, Inc.	(50,488)	(4,281,887)
Duke Energy Corp.	(32,491)	(2,924,190)
Edison International	(51,244)	(3,173,028)
Entergy Corp.	(29,736)	(2,843,654)
NiSource, Inc.	(58,568)	(1,678,559)
Pinnacle West Capital Corp.	(17,631)	(1,685,171)
Sempra Energy	(43,059)	(5,419,406)
Xcel Energy, Inc.	(81,259)	(4,567,568)

		(45,044,957)

TOTAL COMMON STOCK (Proceeds $682,869,092)		(709,155,396)

TOTAL SECURITIES SOLD SHORT - (90.4)%		(709,155,396)

(Proceeds $682,869,092)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		5,469,762

NET ASSETS - 100.0%		$784,811,749

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

23

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 169.8%
COMMON STOCKS — 169.8%
Automobiles & Components — 2.7%
American Axle & Manufacturing Holdings, Inc.*	256	$3,663
Aptiv PLC (Jersey)†	25	1,987
BorgWarner, Inc.†	20	768
Cooper Tire & Rubber Co.	63	1,883
Dana, Inc.†	669	11,868
Delphi Technologies PLC (Jersey)†	442	8,513
Fiat Chrysler Automobiles NV (Netherlands)†*	363	5,391
Ford Motor Co.†	378	3,319
General Motors Co.†	134	4,971
Harley-Davidson, Inc.†	15	535
Lear Corp.†	72	9,771
Magna International, Inc. (Canada)	112	5,453
Thor Industries, Inc.†	79	4,927
Tower International, Inc.	45	946

		63,995

Banks — 5.2%
Bank of America Corp.†	919	25,355
BB&T Corp.†	72	3,350
Citigroup, Inc.†	226	14,062
Citizens Financial Group, Inc.†	44	1,430
Comerica, Inc.†	16	1,173
Fifth Third Bancorp†	62	1,564
First Republic Bank	15	1,507
Huntington Bancshares, Inc.†	100	1,268
JPMorgan Chase & Co.†	312	31,584
KeyCorp.†	97	1,528
M&T Bank Corp.†	14	2,198
People’s United Financial, Inc.†	35	575
PNC Financial Services Group, Inc. (The)†	44	5,397
Regions Financial Corp.†	98	1,387
SunTrust Banks, Inc.†	43	2,548
SVB Financial Group*	5	1,112
US Bancorp†	153	7,373
Wells Fargo & Co.†	435	21,019
Zions Bancorp NA†	18	817

		125,247

Capital Goods — 16.9%
3M Co.†	55	11,428
A.O. Smith Corp.†	16	853
Acuity Brands, Inc.	17	2,040

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AGCO Corp.†	56	$3,895
Alamo Group, Inc.	15	1,499
Allegion PLC (Ireland)	9	816
Allison Transmission Holdings, Inc.†	133	5,974
AMETEK, Inc.†	22	1,825
Arconic, Inc.†	46	879
Astronics Corp.*	46	1,505
AZZ, Inc.	80	3,274
BMC Stock Holdings, Inc.†*	258	4,559
Boeing Co. (The)†	54	20,597
BWX Technologies, Inc.	182	9,024
Carlisle Cos., Inc.†	49	6,008
Caterpillar, Inc.†	55	7,452
Colfax Corp.†*	222	6,589
Columbus McKinnon Corp.	73	2,508
Comfort Systems USA, Inc.	64	3,353
Continental Building Products, Inc.†*	239	5,925
Crane Co.†	94	7,954
Cummins, Inc.†	15	2,368
Curtiss-Wright Corp.	93	10,541
Deere & Co.†	31	4,955
Douglas Dynamics, Inc.	71	2,703
Dover Corp.†	15	1,407
Eaton Corp. PLC (Ireland)	41	3,303
EMCOR Group, Inc.†	113	8,258
Emerson Electric Co.†	59	4,040
Encore Wire Corp.	58	3,319
EnPro Industries, Inc.	2	129
Fastenal Co.†	27	1,736
Flowserve Corp.†	13	587
Fluor Corp.†	14	515
Fortive Corp.†	33	2,768
Fortune Brands Home & Security, Inc.†	14	667
Franklin Electric Co., Inc.	30	1,533
Gardner Denver Holdings, Inc.†*	232	6,452
General Dynamics Corp.†	28	4,740
General Electric Co.†	828	8,272
Gibraltar Industries, Inc.*	65	2,640
Global Brass & Copper Holdings, Inc.	69	2,376
GrafTech International Ltd.†	841	10,756
Granite Construction, Inc.	33	1,424
Great Lakes Dredge & Dock Corp.*	227	2,023

The accompanying notes are an integral part of the financial statements.

24

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Harris Corp.†	12	$1,917
HD Supply Holdings, Inc.*	72	3,121
Herc Holdings, Inc.*	143	5,574
Hexcel Corp.†	117	8,092
Hillenbrand, Inc.†	40	1,661
Honeywell International, Inc.†	70	11,124
Hubbell, Inc.†	57	6,725
Huntington Ingalls Industries, Inc.	4	829
Illinois Tool Works, Inc.†	32	4,593
Ingersoll-Rand PLC (Ireland)†	23	2,483
ITT, Inc.†	18	1,044
Jacobs Engineering Group, Inc.†	14	1,053
Johnson Controls International PLC (Ireland)†	87	3,214
KBR, Inc.†	123	2,348
L3 Technologies, Inc.	7	1,445
Lockheed Martin Corp.†	27	8,104
Manitowoc Co., Inc. (The)†*	369	6,055
Masco Corp.†	28	1,101
MasTec, Inc.*	167	8,033
Meritor, Inc.†*	40	814
Milacron Holdings Corp.†*	320	3,622
MRC Global, Inc.*	428	7,481
National Presto Industries, Inc.†	19	2,062
Navistar International Corp.*	147	4,748
Northrop Grumman Corp.†	17	4,583
NOW, Inc.†*	209	2,918
nVent Electric PLC (Ireland)†	78	2,104
Oshkosh Corp.†	7	526
PACCAR, Inc.†	34	2,317
Parker-Hannifin Corp.†	13	2,231
Pentair PLC (Ireland)†	17	757
Quanta Services, Inc.†	14	528
Raytheon Co.†	27	4,916
Regal Beloit Corp.†	98	8,023
Resideo Technologies, Inc.*	52	1,003
Rexnord Corp.†*	200	5,028
Rockwell Automation, Inc.†	12	2,106
Roper Technologies, Inc.	9	3,078
Sensata Technologies Holding PLC (United Kingdom)*	25	1,125
Snap-on, Inc.	6	939

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc., Class A†	95	$8,695
SPX Corp.*	179	6,227
Stanley Black & Decker, Inc.†	15	2,043
Teledyne Technologies, Inc.†*	16	3,792
Tennant Co.	22	1,366
Textron, Inc.†	23	1,165
Thermon Group Holdings, Inc.*	14	343
Timken Co. (The)	85	3,708
TransDigm Group, Inc.*	5	2,270
TriMas Corp.†*	5	151
United Rentals, Inc.*	8	914
United Technologies Corp.†	81	10,440
Univar, Inc.†*	434	9,609
Valmont Industries, Inc.	3	390
Wabash National Corp.	269	3,645
Wabtec Corp.	9	663
Watts Water Technologies, Inc., Class A†	82	6,627
WESCO International, Inc.†*	69	3,658
WW Grainger, Inc.	6	1,806
Xylem, Inc.†	17	1,344

		403,750

Commercial & Professional Services — 4.2%
ABM Industries, Inc.†	29	1,054
Brink’s Co. (The)	97	7,315
CBIZ, Inc.†*	80	1,619
Cintas Corp.	10	2,021
Clean Harbors, Inc.*	151	10,801
Copart, Inc.†*	23	1,394
Deluxe Corp.†	208	9,094
Equifax, Inc.†	12	1,422
FTI Consulting, Inc.†*	119	9,142
Heidrick & Struggles International, Inc.†	56	2,146
HNI Corp.†	89	3,230
Huron Consulting Group, Inc.*	62	2,928
ICF International, Inc.	40	3,043
IHS Markit Ltd. (Bermuda)†*	37	2,012
Kforce, Inc.†	3	105
Korn Ferry	181	8,105
ManpowerGroup, Inc.†	115	9,509

The accompanying notes are an integral part of the financial statements.

25

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Navigant Consulting, Inc.†	128	$2,492
Nielsen Holdings PLC (United Kingdom)†	33	781
Republic Services, Inc.†	30	2,411
Robert Half International, Inc.†	12	782
Rollins, Inc.	32	1,332
Steelcase, Inc., Class A	101	1,470
Team, Inc.*	139	2,433
Tetra Tech, Inc.†	27	1,609
Thomson Reuters Corp. (Canada)	120	7,104
Verisk Analytics, Inc.†	16	2,128
Waste Management, Inc.†	40	4,156

		101,638

Consumer Durables & Apparel — 4.0%
Acushnet Holdings Corp.†	118	2,731
BRP, Inc., sub-voting shares (Canada)	15	416
Brunswick Corp.	3	151
Capri Holdings Ltd. (British Virgin Islands)†*	14	641
Carter’s, Inc.	34	3,427
Crocs, Inc.*	2	52
Deckers Outdoor Corp.*	58	8,525
DR Horton, Inc.†	35	1,448
Ethan Allen Interiors, Inc.†	217	4,151
Fossil Group, Inc.†*	392	5,378
Garmin Ltd. (Switzerland)†	18	1,554
G-III Apparel Group Ltd.*	58	2,318
Hanesbrands, Inc.	34	608
Hasbro, Inc.†	12	1,020
Helen of Troy Ltd. (Bermuda)†*	33	3,827
Installed Building Products, Inc.†*	136	6,596
Leggett & Platt, Inc.†	13	549
Lennar Corp., Class A†	31	1,522
Lululemon Athletica, Inc.†*	9	1,475
Mattel, Inc.†*	33	429
Mohawk Industries, Inc.*	7	883
Newell Brands, Inc.†	40	614
NIKE, Inc., Class B†	150	12,632
PulteGroup, Inc.†	27	755
PVH Corp.	8	976
Ralph Lauren Corp.	7	908
Skechers U.S.A., Inc., Class A†*	74	2,487

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Sonos, Inc.*	309	$3,180
Sturm Ruger & Co., Inc.†	101	5,355
Tapestry, Inc.†	27	877
TopBuild Corp.*	139	9,010
Under Armour, Inc., Class C†*	42	793
Universal Electronics, Inc.*	2	74
VF Corp.†	37	3,216
Whirlpool Corp.	6	797
YETI Holdings, Inc.*	178	5,384

		94,759

Consumer Services — 5.6%
Aramark†	261	7,713
Career Education Corp.*	101	1,669
Carnival Corp. (Panama)†	65	3,297
Cheesecake Factory, Inc. (The)	50	2,446
Chipotle Mexican Grill, Inc.*	2	1,421
Choice Hotels International, Inc.†	34	2,643
Cracker Barrel Old Country Store, Inc.	56	9,050
Darden Restaurants, Inc.†	11	1,336
Denny’s Corp.*	174	3,193
Graham Holdings Co., Class B†	10	6,832
H&R Block, Inc.†	20	479
Hilton Worldwide Holdings, Inc.†	29	2,410
Houghton Mifflin Harcourt Co.*	192	1,396
International Game Technology PLC (United Kingdom)†	196	2,546
Jack in the Box, Inc.†	89	7,214
K12, Inc.*	116	3,959
Las Vegas Sands Corp.	42	2,560
Laureate Education, Inc., Class A†*	2	30
Marriott International, Inc., Class A†	32	4,003
McDonald’s Corp.†	73	13,863
MGM Resorts International†	50	1,283
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	21	1,154
PlayAGS, Inc.*	69	1,651
Regis Corp.†*	9	177
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,292
Scientific Games Corp.*	123	2,512
SeaWorld Entertainment, Inc.†*	333	8,578
Starbucks Corp.†	118	8,772
Stars Group, Inc. (The) (Canada)*	23	403

The accompanying notes are an integral part of the financial statements.

26

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.†*	615	$12,392
Wyndham Hotels & Resorts, Inc.†	244	12,198
Wynn Resorts Ltd.	10	1,193
Yum! Brands, Inc.†	30	2,994

		133,659

Diversified Financials — 5.4%
Affiliated Managers Group, Inc.	5	536
American Express Co.†	81	8,853
Ameriprise Financial, Inc.†	14	1,793
Bank of New York Mellon Corp. (The)†	92	4,640
Berkshire Hathaway, Inc., Class B†*	234	47,008
BlackRock, Inc.†	15	6,411
Capital One Financial Corp.†	44	3,594
Cboe Global Markets, Inc.	10	954
Charles Schwab Corp. (The)†	126	5,388
CME Group, Inc.†	33	5,431
Discover Financial Services†	31	2,206
E*TRADE Financial Corp.†	23	1,068
Franklin Resources, Inc.†	49	1,624
Goldman Sachs Group, Inc. (The)†	36	6,912
Intercontinental Exchange, Inc.†	54	4,112
Invesco Ltd. (Bermuda)†	39	753
Moody’s Corp.†	18	3,260
Morgan Stanley†	161	6,794
MSCI, Inc.	8	1,591
Nasdaq, Inc.†	16	1,400
Northern Trust Corp.†	21	1,899
Raymond James Financial, Inc.†	14	1,126
S&P Global, Inc.†	24	5,053
State Street Corp.†	37	2,435
Synchrony Financial†	68	2,169
T Rowe Price Group, Inc.†	23	2,303

		129,313

Energy — 9.4%
Anadarko Petroleum Corp.†	46	2,092
Apache Corp.†	36	1,248
Apergy Corp.*	14	575
Cabot Oil & Gas Corp.†	40	1,044
Cactus, Inc., Class A*	7	249
Cameco Corp. (Canada)†	184	2,169
Cenovus Energy, Inc. (Canada)	257	2,231
Chevron Corp.†	181	22,296
Cimarex Energy Co.	9	629

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.†	19	$2,108
ConocoPhillips†	108	7,208
CONSOL Energy, Inc.*	32	1,095
Contura Energy, Inc.*	53	3,070
CVR Energy, Inc.†	64	2,637
Delek US Holdings, Inc.†	161	5,864
Devon Energy Corp.†	42	1,326
Diamondback Energy, Inc.	15	1,523
Enbridge, Inc. (Canada)	27	979
EOG Resources, Inc.†	55	5,235
Equitrans Midstream Corp.†	226	4,922
Exxon Mobil Corp.†	403	32,562
FTS International, Inc.†*	413	4,130
Green Plains, Inc.	244	4,070
Halliburton Co.†	83	2,432
Helix Energy Solutions Group, Inc.†*	12	95
Helmerich & Payne, Inc.	11	611
Hess Corp.†	28	1,686
HollyFrontier Corp.†	17	838
Keane Group, Inc.*	408	4,443
Kinder Morgan, Inc.†	215	4,302
Liberty Oilfield Services, Inc., Class A†	376	5,787
Marathon Oil Corp.†	78	1,303
Marathon Petroleum Corp.	64	3,830
Matrix Service Co.*	101	1,978
Nabors Industries Ltd. (Bermuda)†	3,890	13,382
National Oilwell Varco, Inc.†	36	959
Newpark Resources, Inc.*	371	3,398
Noble Energy, Inc.†	46	1,138
Occidental Petroleum Corp.†	72	4,766
Oceaneering International, Inc.*	66	1,041
ONEOK, Inc.†	40	2,794
Patterson-UTI Energy, Inc.†	600	8,412
Pembina Pipeline Corp. (Canada)†	249	9,153
Phillips 66†	43	4,092
Pioneer Natural Resources Co.†	16	2,436
ProPetro Holding Corp.†*	126	2,840
Renewable Energy Group, Inc.†*	110	2,416
RPC, Inc.†	439	5,009
Schlumberger Ltd. (Curacao)†	132	5,751
SemGroup Corp., Class A	206	3,036
TechnipFMC PLC (United Kingdom)†	42	988

The accompanying notes are an integral part of the financial statements.

27

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.†	39	$3,308
Vantage Energy Acquisition Corp., Class A*	10	102
Weatherford International PLC (Ireland)*	14,383	10,039
Williams Cos., Inc. (The)†	115	3,303

		224,930

Food & Staples Retailing — 2.6%
BJ’s Wholesale Club Holdings, Inc.†*	240	6,576
Costco Wholesale Corp.†	41	9,928
Ingles Markets, Inc., Class A	16	442
Kroger Co. (The)†	76	1,870
Rite Aid Corp.*	1,192	757
SpartanNash Co.	13	206
Sprouts Farmers Market, Inc.*	66	1,422
Sysco Corp.†	49	3,271
US Foods Holding Corp.†*	146	5,097
Walgreens Boots Alliance, Inc.†	89	5,631
Walmart, Inc.†	273	26,626

		61,826

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†	178	10,223
Archer-Daniels-Midland Co.†	54	2,329
B&G Foods, Inc.†	223	5,446
Boston Beer Co., Inc., Class A*	1	295
Brown-Forman Corp., Class B	46	2,428
Campbell Soup Co.†	29	1,106
Coca-Cola Co. (The)†	406	19,025
Conagra Brands, Inc.	47	1,304
Constellation Brands, Inc., Class A†	19	3,331
Cott Corp. (Canada)	17	248
General Mills, Inc.†	57	2,950
Hershey Co. (The)†	20	2,297
Hormel Foods Corp.	51	2,283
JM Smucker Co. (The)†	11	1,282
John B. Sanfilippo & Son, Inc.	32	2,300
Kellogg Co.†	33	1,894
Kraft Heinz Co. (The)†	116	3,787
Lamb Weston Holdings, Inc.	13	974
Lancaster Colony Corp.†	40	6,268
McCormick & Co., Inc., non-voting shares†	13	1,958
MGP Ingredients, Inc.	16	1,234

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B†	21	$1,253
Mondelez International, Inc., Class A†	137	6,839
Monster Beverage Corp.†*	51	2,784
National Beverage Corp.	19	1,097
PepsiCo, Inc.†	134	16,422
Philip Morris International, Inc.†	147	12,993
Pilgrim’s Pride Corp.†*	154	3,433
Post Holdings, Inc.†*	67	7,330
Tootsie Roll Industries, Inc.	76	2,830
TreeHouse Foods, Inc.†*	190	12,264
Tyson Foods, Inc., Class A†	34	2,361
Vector Group Ltd.	2	22

		142,590

Health Care Equipment & Services — 12.6%
Abbott Laboratories†	167	13,350
ABIOMED, Inc.†*	5	1,428
Align Technology, Inc.†*	7	1,990
Allscripts Healthcare Solutions, Inc.*	956	9,120
Amedisys, Inc.†*	39	4,807
AmerisourceBergen Corp.†	20	1,590
AMN Healthcare Services, Inc.*	25	1,177
Anthem, Inc.†	24	6,888
Apollo Medical Holdings, Inc.*	15	275
Baxter International, Inc.†	49	3,984
Becton Dickinson and Co.†	26	6,493
Boston Scientific Corp.†*	131	5,028
Cardinal Health, Inc.†	29	1,396
Centene Corp.†*	39	2,071
Cerner Corp.†*	32	1,831
Cigna Corp.†	37	5,950
CONMED Corp.†	59	4,908
Cooper Cos., Inc. (The)	5	1,481
CorVel Corp.*	22	1,435
CryoLife, Inc.†*	107	3,121
CVS Health Corp.†	123	6,633
Danaher Corp.†	67	8,845
DaVita, Inc.†*	16	869
DENTSPLY SIRONA, Inc.†	21	1,041
Edwards Lifesciences Corp.†*	20	3,827
Globus Medical, Inc., Class A†*	69	3,409
HCA Healthcare, Inc.†	32	4,172
HealthStream, Inc.*	4	112
Henry Schein, Inc.†*	14	842

The accompanying notes are an integral part of the financial statements.

28

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hill-Rom Holdings, Inc.†	65	$6,881
HMS Holdings Corp.†*	348	10,304
Hologic, Inc.†*	25	1,210
Humana, Inc.†	13	3,458
IDEXX Laboratories, Inc.*	8	1,789
Inogen, Inc.†*	63	6,008
Inovalon Holdings, Inc., Class A†*	116	1,442
Integer Holdings Corp.†*	113	8,522
Integra LifeSciences Holdings Corp.†*	85	4,736
Intuitive Surgical, Inc.†*	10	5,706
Laboratory Corp. of America Holdings*	10	1,530
Lantheus Holdings, Inc.*	120	2,938
LHC Group, Inc.*	3	333
LivaNova PLC (United Kingdom)†*	75	7,294
Masimo Corp.†*	49	6,776
McKesson Corp.†	19	2,224
MEDNAX, Inc.†*	251	6,820
Medtronic PLC (Ireland)†	128	11,658
Meridian Bioscience, Inc.	158	2,782
National HealthCare Corp.	4	304
Natus Medical, Inc.*	177	4,492
NextGen Healthcare, Inc.†*	165	2,777
NOVOCURE Ltd. (Jersey)*	11	530
NuVasive, Inc.†*	89	5,054
Omnicell, Inc.†*	84	6,791
Patterson Cos., Inc.	107	2,338
Quest Diagnostics, Inc.†	13	1,169
Quidel Corp.*	37	2,422
ResMed, Inc.†	13	1,352
Select Medical Holdings Corp.†*	227	3,198
STERIS PLC (Ireland)†	66	8,450
Stryker Corp.†	36	7,111
Tabula Rasa HealthCare, Inc.†*	19	1,072
Tactile Systems Technology, Inc.*	10	527
Teleflex, Inc.	5	1,511
Tivity Health, Inc.*	488	8,569
UnitedHealth Group, Inc.†	91	22,501
Universal Health Services, Inc., Class B	9	1,204
Varex Imaging Corp.*	78	2,643
Varian Medical Systems, Inc.*	9	1,275

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Veeva Systems, Inc., Class A†*	39	$4,948
WellCare Health Plans, Inc.*	4	1,079
West Pharmaceutical Services, Inc.	66	7,273
Zimmer Biomet Holdings, Inc.†	19	2,426

		301,500

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.†	24	1,710
Clorox Co. (The)†	13	2,086
Colgate-Palmolive Co.†	82	5,620
Coty, Inc., Class A†	72	828
Edgewell Personal Care Co.*	8	351
Energizer Holdings, Inc.†	154	6,919
Estee Lauder Cos., Inc. (The), Class A†	35	5,794
Inter Parfums, Inc.	51	3,869
Kimberly-Clark Corp.†	33	4,089
Procter & Gamble Co. (The)†	238	24,764

		56,030

Insurance — 2.2%
Aflac, Inc.†	72	3,600
Allstate Corp. (The)†	31	2,920
American International Group, Inc.†	83	3,574
Aon PLC (United Kingdom)†	23	3,926
Arthur J Gallagher & Co.†	18	1,406
Assurant, Inc.	6	569
Brighthouse Financial, Inc.*	11	399
Chubb Ltd. (Switzerland)†	43	6,023
Cincinnati Financial Corp.†	15	1,288
Everest Re Group Ltd. (Bermuda)	3	648
Hartford Financial Services Group, Inc. (The)†	34	1,690
Lincoln National Corp.†	20	1,174
Loews Corp.†	30	1,438
Marsh & McLennan Cos., Inc.†	48	4,507
MetLife, Inc.†	91	3,874
Principal Financial Group, Inc.†	26	1,305
Progressive Corp. (The)†	55	3,965
Prudential Financial, Inc.†	39	3,583
Torchmark Corp.†	10	820
Travelers Cos., Inc. (The)†	25	3,429
Unum Group†	20	677
Willis Towers Watson PLC (Ireland)†	12	2,108

		52,923

The accompanying notes are an integral part of the financial statements.

29

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.1%
A. Schulman, Inc. CVR†(a)	136	$71
Air Products & Chemicals, Inc.†	21	4,010
Albemarle Corp.	10	820
Avery Dennison Corp.	9	1,017
Axalta Coating Systems Ltd. (Bermuda)*	438	11,042
Ball Corp.†	32	1,852
Bemis Co., Inc.	24	1,332
Celanese Corp.†	12	1,183
CF Industries Holdings, Inc.†	21	858
Crown Holdings, Inc.*	15	819
Domtar Corp.†	85	4,220
DowDuPont, Inc.†	216	11,515
Eagle Materials, Inc.†	27	2,276
Eastman Chemical Co.†	13	986
Ecolab, Inc.†	28	4,943
FMC Corp.†	13	999
Freeport-McMoRan, Inc.†	137	1,766
FutureFuel Corp.	92	1,233
H.B. Fuller Co.†	145	7,053
Innospec, Inc.	62	5,168
International Flavors & Fragrances, Inc.	11	1,417
International Paper Co.†	39	1,805
Kraton Corp.†*	167	5,374
Linde PLC (Ireland)†	51	8,972
LyondellBasell Industries NV, Class A (Netherlands)†	35	2,943
Martin Marietta Materials, Inc.	6	1,207
Methanex Corp. (Canada)	28	1,592
Minerals Technologies, Inc.	49	2,881
Mosaic Co. (The)†	36	983
Newmont Mining Corp.†	51	1,824
Norbord, Inc. (Canada)†	129	3,554
Nucor Corp.†	29	1,692
Nutrien Ltd. (Canada)	182	9,602
Olin Corp.†	530	12,264
Owens-Illinois, Inc.	23	437
Packaging Corp. of America	9	894
PolyOne Corp.†	295	8,646
PPG Industries, Inc.†	23	2,596
PQ Group Holdings, Inc.*	5	76

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Rayonier Advanced Materials, Inc.†	456	$6,183
Schweitzer-Mauduit International, Inc.†	49	1,897
Scotts Miracle-Gro Co. (The)†	32	2,515
Sealed Air Corp.†	15	691
Sherwin-Williams Co. (The)†	9	3,876
Silgan Holdings, Inc.†	298	8,830
Stepan Co.	7	613
US Concrete, Inc.*	35	1,450
Verso Corp., Class A†*	254	5,441
Vulcan Materials Co.†	13	1,539
Westlake Chemical Corp.	71	4,818
Westrock Co.	24	920

		170,695

Media & Entertainment — 12.0%
Activision Blizzard, Inc.†	72	3,278
Alphabet, Inc., Class A†*	66	77,675
ANGI Homeservices, Inc., Class A†*	321	4,956
Cars.com, Inc.†*	441	10,055
CBS Corp., Class B, non-voting shares†	35	1,664
Charter Communications, Inc., Class A†*	21	7,285
Cinemark Holdings, Inc.†	72	2,879
Clear Channel Outdoor Holdings, Inc., Class A*	9	48
Comcast Corp., Class A†	430	17,191
Discovery, Inc., Class A†*	67	1,810
DISH Network Corp., Class A†*	44	1,394
Electronic Arts, Inc.†*	28	2,846
Emerald Expositions Events, Inc.	41	521
EW Scripps Co. (The), Class A	265	5,565
Facebook, Inc., Class A†*	271	45,173
Fox Corp., Class A*	58	2,129
Gannett Co., Inc.†	212	2,234
Glu Mobile, Inc.*	269	2,943
Gray Television, Inc.†*	554	11,833
IAC/InterActiveCorp.†*	52	10,926
Interpublic Group of Cos., Inc. (The)†	37	777
Loral Space & Communications, Inc.†*	35	1,262
Marcus Corp. (The)†	133	5,327
MSG Networks, Inc., Class A†*	230	5,002
National CineMedia, Inc.	272	1,918

The accompanying notes are an integral part of the financial statements.

30

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.†*	41	$14,619
New Media Investment Group, Inc.†	289	3,034
News Corp., Class A†	55	684
Omnicom Group, Inc.†	22	1,606
QuinStreet, Inc.†*	507	6,789
Scholastic Corp.	1	40
Sirius XM Holdings, Inc.	512	2,903
Take-Two Interactive Software, Inc.*	10	944
TEGNA, Inc.†	516	7,276
Tribune Media Co., Class A†	56	2,584
TripAdvisor, Inc.†*	13	669
Twitter, Inc.†*	72	2,367
Viacom, Inc., Class B†	38	1,067
Walt Disney Co. (The)†	142	15,766

		287,039

Pharmaceuticals, Biotechnology & Life Sciences — 10.4%
AbbVie, Inc.†	140	11,283
Agilent Technologies, Inc.†	30	2,411
Alexion Pharmaceuticals, Inc.†*	21	2,839
Alkermes PLC (Ireland)*	3	109
Allergan PLC (Ireland)†	32	4,685
Amgen, Inc.†	60	11,399
Amneal Pharmaceuticals, Inc.*	109	1,545
Arrowhead Pharmaceuticals, Inc.*	60	1,101
Biogen, Inc.†*	19	4,491
Bio-Rad Laboratories, Inc., Class A†*	12	3,668
Bristol-Myers Squibb Co.†	156	7,443
Bruker Corp.†	243	9,341
CareDx, Inc.*	35	1,103
Celgene Corp.†*	66	6,226
Charles River Laboratories International, Inc.†*	22	3,196
Corcept Therapeutics, Inc.†*	51	599
Eli Lilly & Co.†	101	13,106
Enanta Pharmaceuticals, Inc.†*	30	2,866
Exelixis, Inc.*	141	3,356
Genomic Health, Inc.*	11	771
Gilead Sciences, Inc.†	121	7,866
Horizon Pharma PLC (Ireland)*	4	106
llIumina, Inc.†*	14	4,350
Incyte Corp.†*	21	1,806
Innoviva, Inc.†*	5	70
IQVIA Holdings, Inc.†*	19	2,733
Jazz Pharmaceuticals PLC (Ireland)*	13	1,858

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson†	254	$35,507
Ligand Pharmaceuticals, Inc.*	2	251
Mallinckrodt PLC (Ireland)*	107	2,326
Medpace Holdings, Inc.†*	168	9,907
Merck & Co., Inc.†	246	20,460
Mettler-Toledo International, Inc.*	2	1,446
Mylan NV (Netherlands)†*	50	1,417
Nektar Therapeutics*	16	538
Neurocrine Biosciences, Inc.*	5	440
PerkinElmer, Inc.	11	1,060
Perrigo Co. PLC (Ireland)†	13	626
Pfizer, Inc.†	543	23,061
PRA Health Sciences, Inc.†*	66	7,279
Regeneron Pharmaceuticals, Inc.†*	12	4,927
REGENXBIO, Inc.*	10	573
Repligen Corp.*	6	354
Sarepta Therapeutics, Inc.*	9	1,073
Seattle Genetics, Inc.*	2	146
Supernus Pharmaceuticals, Inc.*	86	3,013
Syneos Health, Inc.*	39	2,019
Thermo Fisher Scientific, Inc.†	39	10,675
Vertex Pharmaceuticals, Inc.†*	24	4,415
Waters Corp.*	7	1,762
Zoetis, Inc.†	45	4,530

		248,132

Real Estate — 2.9%
Alexandria Real Estate Equities, Inc., REIT	10	1,426
American Tower Corp., REIT†	41	8,079
Apartment Investment & Management Co., Class A, REIT†	13	654
AvalonBay Communities, Inc., REIT†	13	2,609
Boston Properties, Inc., REIT†	14	1,874
CBRE Group, Inc., Class A†*	32	1,582
Crown Castle International Corp., REIT†	39	4,992
Digital Realty Trust, Inc., REIT†	19	2,261
Duke Realty Corp., REIT†	34	1,040
Equinix, Inc., REIT	7	3,172
Equity Residential, REIT†	35	2,636
Essex Property Trust, Inc., REIT	6	1,735
Extra Space Storage, Inc., REIT†	12	1,223

The accompanying notes are an integral part of the financial statements.

31

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Federal Realty Investment Trust, REIT	8	$1,103
HCP, Inc., REIT†	45	1,408
Host Hotels & Resorts, Inc., REIT†	71	1,342
Iron Mountain, Inc., REIT†	27	957
Kimco Realty Corp., REIT†	40	740
Macerich Co. (The), REIT†	13	564
Mid-America Apartment Communities, Inc., REIT	10	1,093
Prologis, Inc., REIT†	59	4,245
Public Storage, REIT†	17	3,702
Realty Income Corp., REIT†	28	2,060
Regency Centers Corp., REIT†	16	1,080
SBA Communications Corp., REIT*	11	2,196
Simon Property Group, Inc., REIT†	29	5,284
SL Green Realty Corp., REIT	8	719
UDR, Inc., REIT†	26	1,182
Ventas, Inc., REIT†	33	2,106
Vornado Realty Trust, REIT†	18	1,214
Welltower, Inc., REIT†	37	2,871
Weyerhaeuser Co., REIT†	70	1,844

		68,993

Retailing — 11.9%
1-800-Flowers.com, Inc., Class A*	176	3,208
Abercrombie & Fitch Co., Class A	18	493
Advance Auto Parts, Inc.	7	1,194
Amazon.com, Inc.†*	46	81,914
Asbury Automotive Group, Inc.*	66	4,578
AutoZone, Inc.*	3	3,072
Bed Bath & Beyond, Inc.†	391	6,643
Best Buy Co., Inc.†	26	1,848
Booking Holdings, Inc.†*	4	6,980
Boot Barn Holdings, Inc.†*	46	1,354
Buckle, Inc. (The)	5	94
CarMax, Inc.†*	16	1,117
Core-Mark Holding Co., Inc.†	143	5,310
Dollar General Corp.†	25	2,982
Dollar Tree, Inc.†*	22	2,311
eBay, Inc.†	86	3,194
Etsy, Inc.†*	220	14,788
Expedia Group, Inc.†	14	1,666
Floor & Decor Holdings, Inc.*	7	289
Foot Locker, Inc.†	11	667
Gap, Inc. (The)†	36	942

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genesco, Inc.*	116	$5,284
Genuine Parts Co.†	14	1,568
Group 1 Automotive, Inc.†	112	7,246
Home Depot, Inc. (The)†	107	20,532
Hudson Ltd., Class A (Bermuda)*	57	784
Kohl’s Corp.†	16	1,100
L Brands, Inc.†	27	745
LKQ Corp.†*	30	851
Lowe’s Cos., Inc.†	76	8,320
Macy’s, Inc.†	30	721
Michaels Cos., Inc. (The)*	581	6,635
Murphy USA, Inc.†*	105	8,990
Nordstrom, Inc.†	15	666
Office Depot, Inc.†	3,001	10,894
O’Reilly Automotive, Inc.*	8	3,106
PetMed Express, Inc.†	258	5,877
Pool Corp.	30	4,949
Qurate Retail, Inc.†*	553	8,837
Ross Stores, Inc.†	35	3,258
Shutterstock, Inc.	63	2,938
Sleep Number Corp.†*	73	3,431
Sonic Automotive, Inc., Class A	136	2,014
Stamps.com, Inc.†*	114	9,281
Target Corp.†	50	4,013
Tiffany & Co.†	12	1,267
TJX Cos., Inc. (The)†	118	6,279
Tractor Supply Co.†	12	1,173
Ulta Beauty, Inc.*	5	1,744
Urban Outfitters, Inc.†*	219	6,491
Zumiez, Inc.*	51	1,269

		284,907

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.†*	115	2,935
Amkor Technology, Inc.*	619	5,286
Analog Devices, Inc.†	35	3,684
Applied Materials, Inc.†	91	3,609
Axcelis Technologies, Inc.*	154	3,098
Broadcom, Inc.†	38	11,427
Cabot Microelectronics Corp.†	6	672
Cirrus Logic, Inc.*	65	2,735
Cypress Semiconductor Corp.†	346	5,162
Diodes, Inc.†*	195	6,766
Integrated Device Technology, Inc.†*	65	3,184

The accompanying notes are an integral part of the financial statements.

32

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.†	430	$23,091
KLA-Tencor Corp.†	15	1,791
Lam Research Corp.†	16	2,864
Lattice Semiconductor Corp.†*	361	4,307
Marvell Technology Group Ltd. (Bermuda)	120	2,387
Maxim Integrated Products, Inc.†	26	1,382
Microchip Technology, Inc.†	25	2,074
Micron Technology, Inc.†*	107	4,422
MKS Instruments, Inc.†	40	3,722
NVIDIA Corp.†	59	10,594
ON Semiconductor Corp.†*	600	12,342
Qorvo, Inc.†*	12	861
QUALCOMM, Inc.†	114	6,501
Semtech Corp.†*	51	2,596
Skyworks Solutions, Inc.†	17	1,402
Teradyne, Inc.	102	4,064
Texas Instruments, Inc.†	92	9,758
Versum Materials, Inc.†	71	3,572
Xilinx, Inc.†	24	3,043
Xperi Corp.	124	2,902

		152,233

Software & Services — 20.1%
Accenture PLC, Class A (Ireland)†	60	10,561
ACI Worldwide, Inc.†*	180	5,917
Adobe, Inc.†*	46	12,259
Akamai Technologies, Inc.†*	15	1,076
Alarm.com Holdings, Inc.*	104	6,750
Alliance Data Systems Corp.	5	875
Altair Engineering, Inc., Class A*	11	405
Alteryx, Inc., Class A*	59	4,948
Amdocs, Ltd. (Guernsey)	64	3,463
ANSYS, Inc.*	8	1,462
Appfolio, Inc., Class A†*	16	1,270
Aspen Technology, Inc.†*	31	3,232
Atlassian Corp. PLC, Class A (United Kingdom)*	8	899
Autodesk, Inc.†*	21	3,272
Automatic Data Processing, Inc.†	42	6,709
Avaya Holdings Corp.†*	313	5,268
Blackbaud, Inc.†	72	5,741
Booz Allen Hamilton Holding Corp.†	9	523
Bottomline Technologies DE, Inc.*	27	1,352

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	11	$1,141
Cadence Design Systems, Inc.†*	27	1,715
Carbonite, Inc.†*	101	2,506
Cardtronics PLC, Class A (United Kingdom)†*	22	783
CDK Global, Inc.†	76	4,470
CGI, Inc. (Canada)†*	2	138
Cision Ltd. (Cayman Islands)†*	150	2,066
Citrix Systems, Inc.†	13	1,296
Cognizant Technology Solutions Corp., Class A†	54	3,912
CommVault Systems, Inc.†*	49	3,172
Conduent, Inc.*	431	5,961
CSG Systems International, Inc.	103	4,357
Descartes Systems Group, Inc. (The) (Canada)*	49	1,783
DXC Technology Co.†	26	1,672
Endurance International Group Holdings, Inc.†*	295	2,139
Euronet Worldwide, Inc.*	13	1,854
Fair Isaac Corp.†*	19	5,161
Fidelity National Information Services, Inc.†	31	3,506
Fiserv, Inc.†*	37	3,266
FleetCor Technologies, Inc.*	8	1,973
Fortinet, Inc.†*	16	1,344
Gartner, Inc.*	9	1,365
Global Payments, Inc.†	15	2,048
Globant SA (Luxembourg)†*	84	5,998
GoDaddy, Inc., Class A†*	18	1,353
GTT Communications, Inc.*	78	2,707
International Business Machines Corp.†	85	11,994
Intuit, Inc.†	24	6,274
j2 Global, Inc.†	31	2,685
Jack Henry & Associates, Inc.	7	971
LiveRamp Holdings, Inc.†*	160	8,731
Manhattan Associates, Inc.†*	61	3,362
Mastercard, Inc., Class A†	97	22,839
Microsoft Corp.†	729	85,978
Monotype Imaging Holdings, Inc.	158	3,143
Nuance Communications, Inc.†*	371	6,281
Open Text Corp. (Canada)†	107	4,112
Oracle Corp.†	346	18,584

The accompanying notes are an integral part of the financial statements.

33

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Palo Alto Networks, Inc.†*	39	$9,472
Paychex, Inc.†	35	2,807
Paycom Software, Inc.†*	51	9,646
Paylocity Holding Corp.*	6	535
PayPal Holdings, Inc.†*	111	11,526
Pegasystems, Inc.	25	1,625
Perficient, Inc.†*	3	82
Progress Software Corp.†	114	5,058
QAD, Inc., Class A	5	215
Qualys, Inc.†*	95	7,860
RealPage, Inc.*	6	364
Red Hat, Inc.†*	17	3,106
salesforce.com, Inc.†*	73	11,561
ServiceNow, Inc.*	2	493
SolarWinds Corp.*	71	1,386
SPS Commerce, Inc.†*	71	7,530
SS&C Technologies Holdings, Inc.†	162	10,318
Sykes Enterprises, Inc.*	79	2,234
Symantec Corp.†	60	1,379
Synopsys, Inc.†*	14	1,612
Tableau Software, Inc., Class A†*	38	4,837
Total System Services, Inc.†	17	1,615
Trade Desk, Inc. (The), Class A*	14	2,771
TTEC Holdings, Inc.	32	1,159
Tyler Technologies, Inc.†*	24	4,906
Upland Software, Inc.*	31	1,313
Verint Systems, Inc.†*	107	6,405
VeriSign, Inc.†*	12	2,179
Virtusa Corp.*	27	1,443
Visa, Inc., Class A†	209	32,644
VMware, Inc., Class A†	65	11,733
Western Union Co. (The)†	41	757
Zynga, Inc., Class A*	573	3,054

		482,247

Technology Hardware & Equipment — 10.2%
Acacia Communications, Inc.*	4	229
Amphenol Corp., Class A†	30	2,833
Apple, Inc.†	450	85,478
Arista Networks, Inc.†*	7	2,201
ARRIS International PLC (United Kingdom)†*	260	8,219
Arrow Electronics, Inc.†*	120	9,247
Badger Meter, Inc.	79	4,396

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.†	182	$9,773
Benchmark Electronics, Inc.	226	5,932
Casa Systems, Inc.†*	181	1,502
Ciena Corp.†*	113	4,219
Cisco Systems, Inc.†	420	22,676
Coherent, Inc.†*	15	2,126
CommScope Holding Co., Inc.†*	267	5,802
Comtech Telecommunications Corp.	20	464
Corning, Inc.†	75	2,482
Cray, Inc.†*	159	4,142
Diebold Nixdorf, Inc.†*	599	6,631
EchoStar Corp., Class A†*	235	8,566
Electronics For Imaging, Inc.*	15	404
F5 Networks, Inc.*	5	785
Fabrinet (Cayman Island)*	2	105
FLIR Systems, Inc.†	13	619
Hewlett Packard Enterprise Co.†	130	2,006
HP, Inc.†	147	2,856
IPG Photonics Corp.*	5	759
Itron, Inc.†*	79	3,685
Juniper Networks, Inc.†	33	874
KEMET Corp.	1	17
Keysight Technologies, Inc.†*	17	1,482
Motorola Solutions, Inc.†	16	2,247
MTS Systems Corp.	13	708
NCR Corp.†*	55	1,501
NetApp, Inc.†	23	1,595
NETGEAR, Inc.†*	127	4,206
Plantronics, Inc.	79	3,643
Sanmina Corp.†*	13	375
Seagate Technology PLC (Ireland)†	27	1,293
TE Connectivity Ltd. (Switzerland)†	32	2,584
Tech Data Corp.*	22	2,253
Ubiquiti Networks, Inc.†	29	4,342
Vishay Intertechnology, Inc.†	569	10,509
Western Digital Corp.†	27	1,298
Xerox Corp.†	21	672
Zebra Technologies Corp., Class A†*	30	6,286

		244,022

Telecommunication Services — 3.0%
AT&T, Inc.	691	21,670
BCE, Inc. (Canada)†	91	4,039
CenturyLink, Inc.†	103	1,235

The accompanying notes are an integral part of the financial statements.

34

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Cogent Communications Holdings, Inc.†	110	$5,968
Globalstar, Inc.*	1,798	773
Intelsat SA (Luxembourg)†*	331	5,183
Rogers Communications, Inc., Class B (Canada)†	165	8,880
TELUS Corp. (Canada)	12	444
T-Mobile US, Inc.*	19	1,313
Verizon Communications, Inc.†	393	23,238
Zayo Group Holdings, Inc.*	8	227

		72,970

Transportation — 3.7%
Alaska Air Group, Inc.†	12	673
American Airlines Group, Inc.†	44	1,397
ArcBest Corp.†	190	5,850
CH Robinson Worldwide, Inc.†	13	1,131
Covenant Transportation Group, Inc., Class A*	30	569
CSX Corp.†	78	5,836
Delta Air Lines, Inc.†	65	3,357
Echo Global Logistics, Inc.†*	161	3,990
Expeditors International of Washington, Inc.†	17	1,290
FedEx Corp.†	25	4,535
Forward Air Corp.†	16	1,036
Genesee & Wyoming, Inc., Class A†*	52	4,531
Golden Ocean Group Ltd. (Bermuda)	150	716
Hawaiian Holdings, Inc.	20	525
Heartland Express, Inc.	42	810
Hub Group, Inc., Class A†*	1	41
JB Hunt Transport Services, Inc.	11	1,114
Kansas City Southern	10	1,160
Landstar System, Inc.†	31	3,391
Marten Transport Ltd.	139	2,478
Norfolk Southern Corp.†	26	4,859
Schneider National, Inc., Class B†	29	610
Southwest Airlines Co.†	53	2,751
Union Pacific Corp.†	68	11,370
United Continental Holdings, Inc.†*	26	2,074
United Parcel Service, Inc., Class B†	81	9,051
XPO Logistics, Inc.†*	234	12,575

		87,720

Utilities — 3.1%
AES Corp.†	62	1,121

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Alliant Energy Corp.†	22	$1,037
Ameren Corp.†	23	1,692
American Electric Power Co., Inc.†	47	3,936
American Water Works Co., Inc.†	17	1,772
Atmos Energy Corp.	12	1,235
CenterPoint Energy, Inc.†	48	1,474
CMS Energy Corp.†	27	1,500
Consolidated Edison, Inc.†	31	2,629
Dominion Energy, Inc.†	65	4,983
DTE Energy Co.†	18	2,245
Duke Energy Corp.†	70	6,300
Edison International†	31	1,920
Entergy Corp.†	18	1,721
Evergy, Inc.	25	1,451
Eversource Energy†	31	2,199
Exelon Corp.†	92	4,612
FirstEnergy Corp.†	49	2,039
NextEra Energy, Inc.†	46	8,893
NiSource, Inc.†	36	1,032
NRG Energy, Inc.†	27	1,147
Pinnacle West Capital Corp.	11	1,051
PPL Corp.†	69	2,190
Public Service Enterprise Group, Inc.†	48	2,852
Sempra Energy†	26	3,272
Southern Co. (The)†	99	5,116
WEC Energy Group, Inc.†	30	2,372
Xcel Energy, Inc.†	49	2,754

		74,545

TOTAL COMMON STOCKS (Cost $3,835,700)		4,065,663

TOTAL LONG POSITIONS - 169.8%		4,065,663

(Cost $3,835,700)

SHORT POSITIONS — (70.3)%
COMMON STOCKS — (70.3)%
Automobiles & Components — (2.3)%
Adient PLC (Ireland)	(393)	(5,093)
Cooper-Standard Holding, Inc.*	(90)	(4,226)
Dorman Products, Inc.*	(72)	(6,343)
Fox Factory Holding Corp.*	(97)	(6,779)
Gentex Corp.	(34)	(703)
Goodyear Tire & Rubber Co. (The)	(375)	(6,806)
LCI Industries	(98)	(7,528)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Modine Manufacturing Co.*	(89)	$(1,234)
Standard Motor Products, Inc.	(52)	(2,553)
Tenneco, Inc., Class A	(184)	(4,077)
Tesla, Inc.*	(22)	(6,157)
Winnebago Industries, Inc.	(74)	(2,305)

		(53,804)

Capital Goods — (9.9)%
AAON, Inc.	(111)	(5,126)
AAR Corp.	(181)	(5,884)
Actuant Corp., Class A	(10)	(244)
Advanced Drainage Systems, Inc.	(6)	(155)
AECOM*	(119)	(3,531)
Aegion Corp.*	(15)	(264)
Aerovironment, Inc.*	(6)	(411)
Altra Industrial Motion Corp.	(4)	(124)
Ameresco, Inc., Class A*	(2)	(32)
American Woodmark Corp.*	(30)	(2,479)
Apogee Enterprises, Inc.	(66)	(2,474)
Arcosa, Inc.	(193)	(5,896)
Argan, Inc.	(98)	(4,895)
Armstrong World Industries, Inc.	(27)	(2,144)
Astec Industries, Inc.	(88)	(3,323)
Atkore International Group, Inc.*	(107)	(2,304)
Axon Enterprise, Inc.*	(18)	(979)
Beacon Roofing Supply, Inc.*	(138)	(4,438)
Bloom Energy Corp., Class A*	(16)	(207)
Blue Bird Corp.*	(69)	(1,168)
Briggs & Stratton Corp.	(223)	(2,638)
Builders FirstSource, Inc.*	(480)	(6,403)
CAI International, Inc.*	(110)	(2,552)
Chart Industries, Inc.*	(62)	(5,612)
CIRCOR International, Inc.*	(92)	(2,999)
Construction Partners, Inc., Class A*	(30)	(383)
Cubic Corp.	(100)	(5,624)
DMC Global, Inc.	(10)	(496)
Dycom Industries, Inc.*	(119)	(5,467)
EnerSys	(147)	(9,579)
Enphase Energy, Inc.*	(269)	(2,483)
ESCO Technologies, Inc.	(17)	(1,140)
Evoqua Water Technologies Corp.*	(441)	(5,548)
Federal Signal Corp.	(36)	(936)
Foundation Building Materials, Inc.*	(56)	(551)
GMS, Inc.*	(281)	(4,249)
Gorman-Rupp Co. (The)	(12)	(407)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Griffon Corp.	(16)	$(296)
HEICO Corp.	(49)	(4,649)
Hyster-Yale Materials Handling, Inc.	(31)	(1,933)
JELD-WEN Holding, Inc.*	(2)	(35)
John Bean Technologies Corp.	(41)	(3,768)
Kennametal, Inc.	(152)	(5,586)
Kratos Defense & Security Solutions, Inc.*	(60)	(938)
Lindsay Corp.	(63)	(6,098)
Lydall, Inc.*	(44)	(1,032)
Masonite International Corp. (Canada)*	(7)	(349)
Maxar Technologies, Inc.	(149)	(599)
Mueller Water Products, Inc., Class A	(480)	(4,819)
MYR Group, Inc.*	(36)	(1,247)
NN, Inc.	(98)	(734)
Nordson Corp.	(49)	(6,494)
NV5 Global, Inc.*	(33)	(1,959)
Patrick Industries, Inc.*	(138)	(6,254)
PGT Innovations, Inc.*	(411)	(5,692)
Plug Power, Inc.*	(602)	(1,445)
Primoris Services Corp.	(7)	(145)
Proto Labs, Inc.*	(13)	(1,367)
Quanex Building Products Corp.	(127)	(2,018)
Raven Industries, Inc.	(63)	(2,417)
RBC Bearings, Inc.*	(14)	(1,780)
REV Group, Inc.	(323)	(3,537)
Rush Enterprises, Inc., Class A	(32)	(1,338)
SiteOne Landscape Supply, Inc.*	(62)	(3,543)
SPX FLOW, Inc.*	(61)	(1,946)
Sun Hydraulics Corp.	(6)	(279)
Sunrun, Inc.*	(326)	(4,584)
Systemax, Inc.	(49)	(1,109)
Textainer Group Holdings Ltd. (Bermuda)*	(91)	(878)
Titan International, Inc.	(158)	(943)
Toro Co. (The)	(91)	(6,264)
TPI Composites, Inc.*	(54)	(1,546)
Trex Co., Inc.*	(62)	(3,814)
Triumph Group, Inc.	(426)	(8,120)
Tutor Perini Corp.*	(8)	(137)
Universal Forest Products, Inc.	(9)	(269)
USG Corp.	(278)	(12,037)
Veritiv Corp.*	(34)	(895)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vivint Solar, Inc.*	(500)	$(2,485)
WABCO Holdings, Inc.*	(21)	(2,768)
Watsco, Inc.	(16)	(2,291)
Welbilt, Inc.*	(473)	(7,748)
Wesco Aircraft Holdings, Inc.*	(6)	(53)
WillScot Corp.*	(403)	(4,469)

		(235,852)

Commercial & Professional Services — (3.5)%
ACCO Brands Corp.	(291)	(2,491)
ADT, Inc.	(919)	(5,872)
Advanced Disposal Services, Inc.*	(137)	(3,836)
ASGN, Inc.*	(47)	(2,984)
Brady Corp., Class A	(71)	(3,295)
BrightView Holdings, Inc.*	(1)	(14)
Casella Waste Systems, Inc., Class A*	(181)	(6,436)
Cimpress NV (Netherlands)*	(79)	(6,330)
Civeo Corp. (Canada)*	(272)	(571)
CoStar Group, Inc.*	(12)	(5,597)
Ennis, Inc.	(95)	(1,972)
Forrester Research, Inc.	(30)	(1,451)
Heritage-Crystal Clean, Inc.*	(48)	(1,318)
Herman Miller, Inc.	(171)	(6,016)
Insperity, Inc.	(32)	(3,957)
Interface, Inc.	(44)	(674)
Kelly Services, Inc., Class A	(35)	(772)
Kimball International, Inc., Class B	(4)	(57)
Knoll, Inc.	(10)	(189)
Mistras Group, Inc.*	(5)	(69)
MSA Safety, Inc.	(64)	(6,618)
Multi-Color Corp.	(44)	(2,195)
Quad/Graphics, Inc.	(106)	(1,261)
Resources Connection, Inc.	(104)	(1,720)
TransUnion	(32)	(2,139)
TriNet Group, Inc.*	(101)	(6,034)
TrueBlue, Inc.*	(28)	(662)
UniFirst Corp.	(13)	(1,996)
Upwork, Inc.*	(148)	(2,833)
US Ecology, Inc.	(65)	(3,639)
Viad Corp.	(2)	(113)

		(83,111)

Consumer Durables & Apparel — (2.6)%
American Outdoor Brands Corp.*	(511)	(4,773)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Canada Goose Holdings, Inc. (Canada)*	(81)	$(3,890)
Cavco Industries, Inc.*	(6)	(705)
GoPro, Inc., Class A*	(74)	(481)
iRobot Corp.*	(32)	(3,766)
Johnson Outdoors, Inc., Class A	(32)	(2,284)
La-Z-Boy, Inc.	(71)	(2,342)
Malibu Boats, Inc., Class A*	(125)	(4,948)
Marine Products Corp.	(28)	(377)
Oxford Industries, Inc.	(28)	(2,107)
Polaris Industries, Inc.	(119)	(10,047)
Skyline Champion Corp.	(84)	(1,596)
Steven Madden Ltd.	(22)	(745)
Tempur Sealy International, Inc.*	(170)	(9,804)
Vista Outdoor, Inc.*	(341)	(2,731)
Wolverine World Wide, Inc.	(343)	(12,255)

		(62,851)

Consumer Services — (4.0)%
Adtalem Global Education, Inc.*	(56)	(2,594)
Belmond Ltd., Class A (Bermuda)*	(67)	(1,670)
Bloomin’ Brands, Inc.	(43)	(879)
Boyd Gaming Corp.	(3)	(82)
Bright Horizons Family Solutions, Inc.*	(1)	(127)
Churchill Downs, Inc.	(55)	(4,964)
Dave & Buster’s Entertainment, Inc.	(85)	(4,239)
Dine Brands Global, Inc.	(61)	(5,569)
Domino’s Pizza, Inc.	(3)	(774)
El Pollo Loco Holdings, Inc.*	(113)	(1,470)
Eldorado Resorts, Inc.*	(178)	(8,311)
Fiesta Restaurant Group, Inc.*	(129)	(1,691)
frontdoor, Inc.*	(166)	(5,714)
Golden Entertainment, Inc.*	(6)	(85)
Grand Canyon Education, Inc.*	(39)	(4,466)
Hyatt Hotels Corp., Class A	(139)	(10,087)
Monarch Casino & Resort, Inc.*	(32)	(1,405)
OneSpaWorld Holdings Ltd. (Bahamas)*	(45)	(615)
Papa John’s International, Inc.	(232)	(12,284)
Planet Fitness, Inc., Class A*	(36)	(2,474)
Red Rock Resorts, Inc., Class A	(82)	(2,120)
Shake Shack, Inc., Class A*	(165)	(9,760)
Six Flags Entertainment Corp.	(32)	(1,579)
Speedway Motorsports, Inc.	(8)	(116)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Strategic Education, Inc.	(17)	$(2,232)
Texas Roadhouse, Inc.	(40)	(2,488)
Wingstop, Inc.	(102)	(7,755)

		(95,550)

Energy — (4.5)%
Archrock, Inc.	(100)	(978)
Cheniere Energy, Inc.*	(79)	(5,400)
Clean Energy Fuels Corp.*	(405)	(1,252)
Core Laboratories NV (Netherlands)	(10)	(689)
DHT Holdings, Inc. (Marshall Islands)	(641)	(2,859)
Diamond Offshore Drilling, Inc.*	(390)	(4,091)
Ensco PLC, Class A (United Kingdom)	(194)	(762)
Exterran Corp.*	(95)	(1,601)
Forum Energy Technologies, Inc.*	(648)	(3,311)
Frank’s International NV (Netherlands)*	(441)	(2,739)
Imperial Oil Ltd. (Canada)	(131)	(3,586)
KLX Energy Services Holdings, Inc.*	(42)	(1,056)
Mammoth Energy Services, Inc.	(101)	(1,682)
McDermott International, Inc. (Panama)*	(436)	(3,244)
NexGen Energy Ltd. (Canada)*	(233)	(378)
Nine Energy Service, Inc.*	(22)	(498)
Noble Corp. PLC (United Kingdom)*	(2,439)	(7,000)
Oil States International, Inc.*	(34)	(577)
Par Pacific Holdings, Inc.*	(180)	(3,206)
Precision Drilling Corp. (Canada)*	(903)	(2,158)
REX American Resources Corp.*	(15)	(1,209)
Rowan Cos. PLC, Class A (United Kingdom)*	(757)	(8,168)
Seadrill Ltd. (Bermuda)*	(174)	(1,446)
Select Energy Services, Inc., Class A*	(106)	(1,274)
Ship Finance International Ltd. (Bermuda)	(537)	(6,627)
Solaris Oilfield Infrastructure, Inc., Class A	(134)	(2,203)
Suncor Energy, Inc. (Canada)	(2)	(65)
Superior Energy Services, Inc.*	(787)	(3,675)
Targa Resources Corp.	(237)	(9,847)
Tidewater, Inc.*	(106)	(2,458)
Transocean Ltd. (Switzerland)*	(1,216)	(10,591)
Unit Corp.*	(207)	(2,948)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
US Silica Holdings, Inc.	(572)	$(9,930)

		(107,508)

Food & Staples Retailing — (0.7)%
Casey’s General Stores, Inc.	(1)	(129)
Performance Food Group Co.*	(214)	(8,483)
PriceSmart, Inc.	(73)	(4,298)
United Natural Foods, Inc.*	(258)	(3,411)
Weis Markets, Inc.	(28)	(1,143)

		(17,464)

Food, Beverage & Tobacco — (2.0)%
Bunge Ltd. (Bermuda)	(38)	(2,017)
Calavo Growers, Inc.	(25)	(2,096)
Farmer Brothers Co.*	(31)	(620)
Flowers Foods, Inc.	(474)	(10,106)
Hain Celestial Group, Inc. (The)*	(451)	(10,427)
Primo Water Corp.*	(195)	(3,015)
Sanderson Farms, Inc.	(112)	(14,766)
SunOpta, Inc. (Canada)*	(188)	(650)
Turning Point Brands, Inc.	(72)	(3,318)

		(47,015)

Health Care Equipment & Services — (6.2)%
Acadia Healthcare Co., Inc.*	(411)	(12,046)
Addus HomeCare Corp.*	(88)	(5,596)
AngioDynamics, Inc.*	(65)	(1,486)
Antares Pharma, Inc.*	(562)	(1,703)
AtriCure, Inc.*	(86)	(2,304)
Axogen, Inc.*	(229)	(4,823)
Axonics Modulation Technologies, Inc.*	(48)	(1,150)
BioScrip, Inc.*	(310)	(620)
Brookdale Senior Living, Inc.*	(584)	(3,843)
Cantel Medical Corp.	(95)	(6,355)
Castlight Health, Inc., Class B*	(300)	(1,125)
Community Health Systems, Inc.*	(235)	(877)
Cutera, Inc.*	(100)	(1,766)
Diplomat Pharmacy, Inc.*	(556)	(3,230)
Ensign Group, Inc. (The)	(130)	(6,655)
Evolent Health, Inc., Class A*	(783)	(9,850)
Guardant Health, Inc.*	(121)	(9,281)
Haemonetics Corp.*	(30)	(2,624)
Hanger, Inc.*	(2)	(38)
Inspire Medical Systems, Inc.*	(126)	(7,154)
Insulet Corp.*	(40)	(3,804)

The accompanying notes are an integral part of the financial statements.

38

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Invacare Corp.	(5)	$(42)
iRhythm Technologies, Inc.*	(85)	(6,372)
National Research Corp.	(14)	(540)
Neogen Corp.*	(36)	(2,066)
Neuronetics, Inc.*	(9)	(137)
Nevro Corp.*	(135)	(8,439)
OraSure Technologies, Inc.*	(295)	(3,289)
Owens & Minor, Inc.	(623)	(2,554)
PetIQ, Inc.*	(62)	(1,947)
Providence Service Corp. (The)*	(41)	(2,731)
RadNet, Inc.*	(134)	(1,660)
Senseonics Holdings, Inc.*	(1,126)	(2,759)
Sientra, Inc.*	(213)	(1,828)
STAAR Surgical Co.*	(4)	(137)
Surgery Partners, Inc.*	(166)	(1,872)
Surmodics, Inc.*	(56)	(2,435)
Teladoc Health, Inc.*	(117)	(6,505)
Tenet Healthcare Corp.*	(177)	(5,105)
US Physical Therapy, Inc.	(55)	(5,777)
ViewRay, Inc.*	(807)	(5,964)
Vocera Communications, Inc.*	(28)	(886)

		(149,375)

Household & Personal Products — (0.5)%
Avon Products, Inc.*	(2,696)	(7,926)
Central Garden & Pet Co., Class A*	(42)	(977)
elf Beauty, Inc.*	(42)	(445)
Revlon, Inc., Class A*	(22)	(426)
Spectrum Brands Holdings, Inc.	(59)	(3,232)

		(13,006)

Materials — (5.1)%
AdvanSix, Inc.*	(4)	(114)
American Vanguard Corp.	(70)	(1,205)
AptarGroup, Inc.	(24)	(2,553)
Balchem Corp.	(51)	(4,733)
Berry Global Group, Inc.*	(15)	(808)
Boise Cascade Co.	(70)	(1,873)
Cabot Corp.	(203)	(8,451)
Chase Corp.	(8)	(740)
Chemours Co. (The)	(246)	(9,141)
Clearwater Paper Corp.*	(82)	(1,597)
Element Solutions, Inc.*	(1,174)	(11,857)
Ferro Corp.*	(10)	(189)
Forterra, Inc.*	(44)	(186)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
GCP Applied Technologies, Inc.*	(332)	$(9,827)
Graphic Packaging Holding Co.	(5)	(63)
Greif, Inc., Class A	(117)	(4,826)
Huntsman Corp.	(22)	(495)
Ingevity Corp.*	(59)	(6,231)
Innophos Holdings, Inc.	(53)	(1,597)
Koppers Holdings, Inc.*	(95)	(2,468)
Kronos Worldwide, Inc.	(236)	(3,309)
Livent Corp.*	(134)	(1,646)
Louisiana-Pacific Corp.	(1)	(24)
Myers Industries, Inc.	(31)	(530)
Neenah, Inc.	(1)	(64)
NewMarket Corp.	(1)	(434)
PH Glatfelter Co.	(155)	(2,189)
Quaker Chemical Corp.	(32)	(6,411)
RPM International, Inc.	(75)	(4,353)
Sensient Technologies Corp.	(22)	(1,491)
Sonoco Products Co.	(149)	(9,168)
Summit Materials, Inc., Class A*	(267)	(4,237)
Tredegar Corp.	(10)	(161)
Trinseo SA (Luxembourg)	(5)	(227)
Tronox Holdings PLC, Class A (United Kingdom)	(259)	(3,406)
Valhi, Inc.	(112)	(259)
Valvoline, Inc.	(410)	(7,610)
Venator Materials PLC (United Kingdom)*	(699)	(3,928)
WR Grace & Co.	(37)	(2,887)

		(121,288)

Media & Entertainment — (3.8)%
Altice USA, Inc., Class A	(119)	(2,556)
AMC Networks, Inc., Class A*	(125)	(7,095)
Boston Omaha Corp., Class A*	(15)	(374)
Cable One, Inc.	(6)	(5,888)
Care.com, Inc.*	(36)	(711)
Cargurus, Inc.*	(43)	(1,723)
comScore, Inc.*	(2)	(41)
Entercom Communications Corp., Class A	(86)	(452)
Eventbrite, Inc., Class A*	(135)	(2,588)
Hemisphere Media Group, Inc.*	(17)	(240)
IMAX Corp. (Canada)*	(43)	(975)
John Wiley & Sons, Inc., Class A	(72)	(3,184)

The accompanying notes are an integral part of the financial statements.

39

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Lions Gate Entertainment Corp., Class B (Canada)	(210)	$(3,171)
Live Nation Entertainment, Inc.*	(68)	(4,321)
Madison Square Garden Co. (The), Class A*	(31)	(9,087)
Meredith Corp.	(30)	(1,658)
New York Times Co. (The), Class A	(355)	(11,662)
Nexstar Media Group, Inc., Class A	(10)	(1,084)
Rosetta Stone, Inc.*	(42)	(918)
Shaw Communications, Inc., Class B (Canada)	(62)	(1,292)
Snap, Inc., Class A*	(558)	(6,149)
Tribune Publishing Co.*	(94)	(1,108)
TrueCar, Inc.*	(435)	(2,888)
WideOpenWest, Inc.*	(207)	(1,884)
World Wrestling Entertainment, Inc., Class A	(14)	(1,215)
Yelp, Inc.*	(208)	(7,176)
Zillow Group, Inc., Class C*	(340)	(11,812)

		(91,252)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Achillion Pharmaceuticals, Inc.*	(42)	(124)
Aclaris Therapeutics, Inc.*	(6)	(36)
Aimmune Therapeutics, Inc.*	(32)	(715)
Akorn, Inc.*	(67)	(236)
Alder Biopharmaceuticals, Inc.*	(68)	(928)
Cambrex Corp.*	(237)	(9,207)
Codexis, Inc.*	(109)	(2,238)
CytomX Therapeutics, Inc.*	(35)	(376)
Deciphera Pharmaceuticals, Inc.*	(2)	(46)
Dermira, Inc.*	(29)	(393)
Dova Pharmaceuticals, Inc.*	(104)	(925)
Epizyme, Inc.*	(34)	(421)
Esperion Therapeutics, Inc.*	(11)	(442)
Flexion Therapeutics, Inc.*	(112)	(1,398)
Fluidigm Corp.*	(49)	(651)
Forty Seven, Inc.*	(8)	(129)
ImmunoGen, Inc.*	(65)	(176)
Intra-Cellular Therapies, Inc.*	(211)	(2,570)
Intrexon Corp.*	(179)	(942)
Karyopharm Therapeutics, Inc.*	(61)	(356)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(1)	(18)
La Jolla Pharmaceutical Co.*	(58)	(373)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Luminex Corp.	(187)	$(4,303)
MacroGenics, Inc.*	(143)	(2,571)
NanoString Technologies, Inc.*	(271)	(6,485)
NeoGenomics, Inc.*	(68)	(1,391)
Novavax, Inc.*	(92)	(51)
Odonate Therapeutics, Inc.*	(1)	(22)
Omeros Corp.*	(4)	(69)
Optinose, Inc.*	(43)	(443)
Pacific Biosciences of California, Inc.*	(1,181)	(8,539)
Quanterix Corp.*	(47)	(1,214)
Revance Therapeutics, Inc.*	(90)	(1,418)
Rigel Pharmaceuticals, Inc.*	(490)	(1,259)
TG Therapeutics, Inc.*	(192)	(1,544)
Theravance Biopharma, Inc. (Cayman Islands)*	(50)	(1,134)
Tricida, Inc.*	(34)	(1,313)
UroGen Pharma Ltd. (Israel)*	(11)	(406)
WaVe Life Sciences Ltd. (Singapore)*	(23)	(894)

		(55,756)

Retailing — (5.3)%
Aaron’s, Inc.	(187)	(9,836)
American Eagle Outfitters, Inc.	(27)	(599)
At Home Group, Inc.*	(343)	(6,126)
Barnes & Noble, Inc.	(400)	(2,172)
Big Lots, Inc.	(199)	(7,566)
Burlington Stores, Inc.*	(37)	(5,797)
Caleres, Inc.	(247)	(6,098)
Camping World Holdings, Inc., Class A	(46)	(640)
Carvana Co.*	(94)	(5,458)
Chico’s FAS, Inc.	(1,961)	(8,373)
Children’s Place, Inc. (The)	(61)	(5,934)
Designer Brands, Inc.	(350)	(7,777)
Duluth Holdings, Inc., Class B*	(135)	(3,218)
Express, Inc.*	(236)	(1,010)
Farfetch Ltd., Class A (Cayman Islands)*	(98)	(2,637)
Funko, Inc., Class A*	(194)	(4,214)
Groupon, Inc.*	(32)	(114)
GrubHub, Inc.*	(7)	(486)
Guess?, Inc.	(468)	(9,173)
Lands’ End, Inc.*	(115)	(1,910)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lithia Motors, Inc., Class A	(105)	$(9,739)
Monro, Inc.	(2)	(173)
National Vision Holdings, Inc.*	(199)	(6,255)
Party City Holdco, Inc.*	(641)	(5,090)
Penske Automotive Group, Inc.	(105)	(4,688)
Quotient Technology, Inc.*	(200)	(1,974)
Sally Beauty Holdings, Inc.*	(188)	(3,461)
Shutterfly, Inc.*	(43)	(1,748)
Stitch Fix, Inc., Class A*	(107)	(3,021)
Williams-Sonoma, Inc.	(22)	(1,238)

		(126,525)

Semiconductors & Semiconductor Equipment — (2.6)%
Ambarella, Inc. (Cayman Islands)*	(251)	(10,843)
Brooks Automation, Inc.	(250)	(7,333)
CEVA, Inc.*	(82)	(2,211)
Cohu, Inc.	(81)	(1,195)
First Solar, Inc.*	(49)	(2,589)
FormFactor, Inc.*	(325)	(5,229)
Inphi Corp.*	(80)	(3,499)
MACOM Technology Solutions Holdings, Inc.*	(377)	(6,300)
MaxLinear, Inc.*	(233)	(5,948)
Photronics, Inc.*	(495)	(4,678)
Power Integrations, Inc.	(4)	(280)
Rambus, Inc.*	(469)	(4,901)
Rudolph Technologies, Inc.*	(6)	(137)
Synaptics, Inc.*	(100)	(3,975)
Universal Display Corp.	(15)	(2,293)
Veeco Instruments, Inc.*	(131)	(1,420)

		(62,831)

Software & Services — (7.6)%
8x8, Inc.*	(443)	(8,949)
Anaplan, Inc.*	(1)	(39)
Appian Corp.*	(260)	(8,952)
Avalara, Inc.*	(21)	(1,172)
Benefitfocus, Inc.*	(24)	(1,188)
Black Knight, Inc.*	(4)	(218)
Box, Inc., Class A*	(229)	(4,422)
CACI International, Inc., Class A*	(49)	(8,919)
Carbon Black, Inc.*	(479)	(6,682)
Cloudera, Inc.*	(407)	(4,453)
CoreLogic, Inc.*	(70)	(2,608)
DocuSign, Inc.*	(126)	(6,532)
Domo, Inc., Class B*	(73)	(2,944)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Elastic NV (Netherlands)*	(6)	$(479)
Everi Holdings, Inc.*	(296)	(3,114)
Exela Technologies, Inc.*	(61)	(204)
FireEye, Inc.*	(704)	(11,820)
First Data Corp., Class A*	(185)	(4,860)
Guidewire Software, Inc.*	(68)	(6,607)
Hackett Group, Inc. (The)	(57)	(901)
I3 Verticals, Inc., Class A*	(68)	(1,633)
Instructure, Inc.*	(35)	(1,649)
Leidos Holdings, Inc.	(122)	(7,819)
ManTech International Corp., Class A	(80)	(4,322)
MAXIMUS, Inc.	(170)	(12,067)
MobileIron, Inc.*	(431)	(2,358)
Model N, Inc.*	(61)	(1,070)
Nutanix, Inc., Class A*	(172)	(6,491)
Pivotal Software, Inc., Class A*	(319)	(6,651)
Presidio, Inc.	(20)	(296)
PROS Holdings, Inc.*	(97)	(4,097)
Science Applications International Corp.	(80)	(6,156)
Square, Inc., Class A*	(72)	(5,394)
SVMK, Inc.*	(10)	(182)
Switch, Inc., Class A	(864)	(8,908)
Tenable Holdings, Inc.*	(125)	(3,958)
TiVo Corp.	(414)	(3,858)
Travelport Worldwide Ltd. (Bermuda)	(368)	(5,789)
Varonis Systems, Inc.*	(1)	(60)
WEX, Inc.*	(17)	(3,264)
Worldpay, Inc., Class A*	(28)	(3,178)
Yext, Inc.*	(2)	(44)
Zuora, Inc., Class A*	(376)	(7,531)

		(181,838)

Technology Hardware & Equipment — (4.6)%
3D Systems Corp.*	(687)	(7,392)
ADTRAN, Inc.	(213)	(2,918)
Applied Optoelectronics, Inc.*	(1)	(12)
Arlo Technologies, Inc.*	(102)	(421)
Avnet, Inc.	(36)	(1,561)
CalAmp Corp.*	(196)	(2,466)
Celestica, Inc. (Canada)*	(312)	(2,636)
Cognex Corp.	(64)	(3,255)
Control4 Corp.*	(38)	(643)
Dolby Laboratories, Inc., Class A	(72)	(4,534)
ePlus, Inc.*	(34)	(3,010)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FARO Technologies, Inc.*	(50)	$(2,196)
Finisar Corp.*	(47)	(1,089)
Fitbit, Inc., Class A*	(865)	(5,121)
II-VI, Inc.*	(86)	(3,203)
Infinera Corp.*	(1,395)	(6,054)
Insight Enterprises, Inc.*	(16)	(881)
Littelfuse, Inc.	(1)	(182)
Lumentum Holdings, Inc.*	(196)	(11,082)
NetScout Systems, Inc.*	(207)	(5,810)
nLight, Inc.*	(273)	(6,082)
Novanta, Inc. (Canada)*	(10)	(847)
Plexus Corp.*	(121)	(7,375)
Ribbon Communications, Inc.*	(134)	(690)
Rogers Corp.*	(13)	(2,065)
ScanSource, Inc.*	(81)	(2,901)
Sierra Wireless, Inc. (Canada)*	(126)	(1,559)
Stratasys Ltd. (Israel)*	(7)	(167)
SYNNEX Corp.	(101)	(9,634)
Trimble, Inc.*	(69)	(2,788)
TTM Technologies, Inc.*	(496)	(5,818)
ViaSat, Inc.*	(76)	(5,890)

		(110,282)

Telecommunication Services — (1.1)%
ATN International, Inc.	(40)	(2,256)
Bandwidth, Inc., Class A*	(70)	(4,687)
Boingo Wireless, Inc.*	(299)	(6,961)
Cincinnati Bell, Inc.*	(263)	(2,509)
Consolidated Communications Holdings, Inc.	(520)	(5,673)
Gogo, Inc.*	(210)	(943)
ORBCOMM, Inc.*	(229)	(1,553)
pdvWireless, Inc.*	(31)	(1,090)
United States Cellular Corp.*	(17)	(780)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Vonage Holdings Corp.*	(82)	$(823)

		(27,275)

Transportation — (1.7)%
Air Transport Services Group, Inc.*	(362)	(8,344)
Atlas Air Worldwide Holdings, Inc.*	(83)	(4,196)
Canadian National Railway Co. (Canada)	(36)	(3,221)
Matson, Inc.	(117)	(4,223)
Ryder System, Inc.	(157)	(9,732)
Saia, Inc.*	(58)	(3,544)
SkyWest, Inc.	(128)	(6,949)
US Xpress Enterprises, Inc., Class A*	(147)	(972)

		(41,181)

TOTAL COMMON STOCK (Proceeds $1,965,517)		(1,683,764)

TOTAL SECURITIES SOLD SHORT - (70.3)%		(1,683,764)

(Proceeds $1,965,517)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		12,915

NET ASSETS - 100.0%		$2,394,814

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.5%
COMMON STOCKS — 139.5%
Automobiles & Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(a)*	147	$2,104
Aptiv PLC (Jersey)†	6	477
BorgWarner, Inc.	110	4,225
Cooper Tire & Rubber Co.(a)	38	1,136
Dana, Inc.†	499	8,852
Delphi Technologies PLC (Jersey)	334	6,433
Fiat Chrysler Automobiles NV (Netherlands)(a)*	255	3,787
Ford Motor Co.	77	676
General Motors Co.†	150	5,565
Harley-Davidson, Inc.(a)	4	143
Lear Corp.	53	7,193
Magna International, Inc. (Canada)	77	3,749
Thor Industries, Inc.(a)	62	3,867
Tower International, Inc.	31	652

		48,859

Banks — 1.1%
Bank of America Corp.†	176	4,856
BB&T Corp.(a)	14	651
Citigroup, Inc.†	44	2,738
Citizens Financial Group, Inc.	9	292
Comerica, Inc.	3	220
Fifth Third Bancorp(a)	9	227
First Republic Bank(a)	2	201
Huntington Bancshares, Inc.†	18	228
JPMorgan Chase & Co.†	62	6,276
KeyCorp.	14	220
M&T Bank Corp.	2	314
People’s United Financial, Inc.(a)	7	115
PNC Financial Services Group, Inc. (The)	8	981
Regions Financial Corp.	14	198
SunTrust Banks, Inc.	234	13,864
SVB Financial Group*	1	222
US Bancorp†	28	1,349
Wells Fargo & Co.†	84	4,059
Zions Bancorp NA	3	136

		37,147

Capital Goods — 17.3%
3M Co.†	113	23,479
A.O. Smith Corp.	90	4,799
Acuity Brands, Inc.	9	1,080

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AGCO Corp.	31	$2,156
Alamo Group, Inc.(a)	8	800
Allegion PLC (Ireland)	2	181
Allison Transmission Holdings, Inc.†	77	3,459
AMETEK, Inc.†	5	415
Arconic, Inc.	254	4,854
Astronics Corp.*	37	1,211
AZZ, Inc.	107	4,380
BMC Stock Holdings, Inc.*	262	4,630
Boeing Co. (The)	11	4,196
BWX Technologies, Inc.(a)	131	6,495
Carlisle Cos., Inc.	32	3,924
Caterpillar, Inc.†	13	1,761
Colfax Corp.†(a)*	141	4,185
Columbus McKinnon Corp.	79	2,714
Comfort Systems USA, Inc.	43	2,253
Continental Building Products, Inc.*	241	5,974
Crane Co.†	67	5,670
Cummins, Inc.†	85	13,419
Curtiss-Wright Corp.	67	7,594
Deere & Co.	6	959
Douglas Dynamics, Inc.	74	2,817
Dover Corp.	80	7,504
Eaton Corp. PLC (Ireland)†	228	18,368
EMCOR Group, Inc.	86	6,285
Emerson Electric Co.†	80	5,478
Encore Wire Corp.	79	4,520
Fastenal Co.(a)	6	386
Flowserve Corp.(a)	2	90
Fluor Corp.	73	2,686
Fortive Corp.	184	15,436
Fortune Brands Home & Security, Inc.	75	3,571
Franklin Electric Co., Inc.	17	869
Gardner Denver Holdings, Inc.†*	207	5,757
General Dynamics Corp.†	152	25,731
General Electric Co.	115	1,149
Gibraltar Industries, Inc.*	53	2,152
Global Brass & Copper Holdings, Inc.	95	3,272
GrafTech International Ltd.†(a)	651	8,326
Granite Construction, Inc.(a)	4	173
Great Lakes Dredge & Dock Corp.*	306	2,726
Harris Corp.†	3	479
HD Supply Holdings, Inc.*	25	1,084
Herc Holdings, Inc.*	101	3,937

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hexcel Corp.	82	$5,671
Hillenbrand, Inc.	24	997
Honeywell International, Inc.†	390	61,979
Hubbell, Inc.†(a)	39	4,601
Huntington Ingalls Industries, Inc.	23	4,766
Illinois Tool Works, Inc.†	7	1,005
Ingersoll-Rand PLC (Ireland)†	130	14,034
ITT, Inc.	20	1,160
Jacobs Engineering Group, Inc.	3	226
JELD-WEN Holding, Inc.†*	169	2,985
Johnson Controls International PLC (Ireland)†	298	11,008
KBR, Inc.	68	1,298
L3 Technologies, Inc.	4	825
Lockheed Martin Corp.†	148	44,424
Manitowoc Co., Inc. (The)(a)*	276	4,529
Masco Corp.	160	6,290
MasTec, Inc.(a)*	111	5,339
Meritor, Inc.†*	249	5,067
Milacron Holdings Corp.*	412	4,664
MRC Global, Inc.*	289	5,052
National Presto Industries, Inc.(a)	19	2,062
Navistar International Corp.*	106	3,424
Northrop Grumman Corp.†	90	24,264
NOW, Inc.(a)*	29	405
nVent Electric PLC (Ireland)	71	1,916
PACCAR, Inc.	6	409
Parker-Hannifin Corp.†	3	515
Pentair PLC (Ireland)†	4	178
Quanta Services, Inc.	3	113
Raytheon Co.†	150	27,312
Regal Beloit Corp.	70	5,731
Resideo Technologies, Inc.*	25	482
Rexnord Corp.*	122	3,067
Rockwell Automation, Inc.	2	351
Roper Technologies, Inc.	2	684
Sensata Technologies Holding PLC (United Kingdom)*	19	855
Snap-on, Inc.(a)	17	2,661
Spirit AeroSystems Holdings, Inc., Class A†	74	6,773
SPX Corp.*	183	6,367
Stanley Black & Decker, Inc.	80	10,894
Teledyne Technologies, Inc.*	8	1,896

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tennant Co.	18	$1,118
Textron, Inc.	4	203
Timken Co. (The)	47	2,050
TransDigm Group, Inc.*	28	12,712
United Rentals, Inc.*	2	228
United Technologies Corp.	17	2,191
Univar, Inc.*	305	6,765
Wabash National Corp.	188	2,547
Wabtec Corp.	51	3,760
Watts Water Technologies, Inc., Class A	61	4,930
WESCO International, Inc.*	24	1,272
WW Grainger, Inc.†(a)	30	9,028
Xylem, Inc.	4	316

		566,783

Commercial & Professional Services — 2.2%
ABM Industries, Inc.(a)	34	1,236
Brink’s Co. (The)(a)	61	4,600
CBIZ, Inc.*	35	708
Cintas Corp.	2	404
Clean Harbors, Inc.*	110	7,868
Copart, Inc.(a)*	4	242
Deluxe Corp.	136	5,946
Equifax, Inc.	1	118
FTI Consulting, Inc.†*	103	7,912
Heidrick & Struggles International, Inc.	80	3,066
HNI Corp.	47	1,706
Huron Consulting Group, Inc.*	46	2,172
ICF International, Inc.	32	2,435
IHS Markit Ltd. (Bermuda)*	5	272
Knoll, Inc.	12	227
Korn Ferry	149	6,672
ManpowerGroup, Inc.	76	6,284
Navigant Consulting, Inc.	43	837
Nielsen Holdings PLC (United Kingdom)	39	923
Republic Services, Inc.	5	402
Robert Half International, Inc.	64	4,170
Rollins, Inc.(a)	5	208
SP Plus Corp.*	29	989
Steelcase, Inc., Class A	77	1,120
Team, Inc.*	161	2,818
Tetra Tech, Inc.†	29	1,728

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Thomson Reuters Corp. (Canada)	86	$5,091
TrueBlue, Inc.*	87	2,057
Verisk Analytics, Inc.	2	266
Waste Management, Inc.†	8	831

		73,308

Consumer Durables & Apparel — 3.4%
Acushnet Holdings Corp.(a)	131	3,031
BRP, Inc., sub-voting shares (Canada)	18	499
Brunswick Corp.	2	101
Capri Holdings Ltd. (British Virgin Islands)†*	80	3,660
Carter’s, Inc.(a)	18	1,814
Deckers Outdoor Corp.*	44	6,468
DR Horton, Inc.	6	248
Ethan Allen Interiors, Inc.(a)	227	4,343
Fossil Group, Inc.†(a) *	258	3,540
Garmin Ltd. (Switzerland)†	100	8,635
G-III Apparel Group Ltd.(a) *	77	3,077
Hanesbrands, Inc.	190	3,397
Hasbro, Inc.(a)	2	170
Helen of Troy Ltd. (Bermuda)(a)*	20	2,319
Installed Building Products, Inc.(a)*	93	4,510
Leggett & Platt, Inc.(a)	69	2,913
Lennar Corp., Class A†	43	2,111
Lululemon Athletica, Inc.*	3	492
Mattel, Inc.(a)*	87	1,131
Mohawk Industries, Inc.*	2	252
Newell Brands, Inc.(a)	222	3,405
NIKE, Inc., Class B	31	2,611
PulteGroup, Inc.	5	140
PVH Corp.	40	4,878
Ralph Lauren Corp.	2	259
Roku, Inc.(a)*	32	2,064
Skechers U.S.A., Inc., Class A*	38	1,277
Sonos, Inc.*	178	1,832
Sturm Ruger & Co., Inc.(a)	110	5,832
Tapestry, Inc.	153	4,971
TopBuild Corp.*	119	7,714
Under Armour, Inc., Class C(a)*	7	132
VF Corp.†	208	18,077
Whirlpool Corp.	8	1,063
YETI Holdings, Inc.(a)*	122	3,690

		110,656

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.8%
Aramark†	170	$5,023
Career Education Corp.*	38	628
Carnival Corp. (Panama)†	14	710
Cheesecake Factory, Inc. (The)(a)	14	685
Chipotle Mexican Grill, Inc.*	1	710
Choice Hotels International, Inc.	16	1,244
Cracker Barrel Old Country Store, Inc.	39	6,303
Darden Restaurants, Inc.	3	364
Denny’s Corp.*	105	1,927
Graham Holdings Co., Class B†	10	6,832
H&R Block, Inc.†(a)	27	646
Hilton Worldwide Holdings, Inc.†	6	499
Houghton Mifflin Harcourt Co.*	65	473
International Game Technology PLC (United Kingdom)(a)	153	1,987
Jack in the Box, Inc.(a)	60	4,864
K12, Inc.*	149	5,085
Las Vegas Sands Corp.	33	2,012
Marriott International, Inc., Class A	7	876
McDonald’s Corp.†	15	2,848
MGM Resorts International	7	180
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	62	3,408
PlayAGS, Inc.*	36	861
Royal Caribbean Cruises Ltd. (Liberia)	4	458
Scientific Games Corp.(a)*	96	1,960
SeaWorld Entertainment, Inc.†*	218	5,616
Starbucks Corp.	17	1,264
Weight Watchers International, Inc.(a)*	456	9,188
Wyndham Hotels & Resorts, Inc.	189	9,448
Wynn Resorts Ltd.	1	119
Yum! Brands, Inc.†	166	16,568

		92,786

Diversified Financials — 4.6%
Affiliated Managers Group, Inc.	30	3,213
American Express Co.	14	1,530
Ameriprise Financial, Inc.	1	128
Bank of New York Mellon Corp. (The)†	17	857
Berkshire Hathaway, Inc., Class B†*	168	33,750
BlackRock, Inc.†	85	36,326

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Capital One Financial Corp.	9	$735
Cboe Global Markets, Inc.	3	286
Charles Schwab Corp. (The)†	23	983
CME Group, Inc.†	7	1,152
Discover Financial Services	65	4,625
E*TRADE Financial Corp.	5	232
Franklin Resources, Inc.†(a)	130	4,308
Goldman Sachs Group, Inc. (The)†	202	38,782
Intercontinental Exchange, Inc.†	11	838
Invesco Ltd. (Bermuda)†	217	4,190
Moody’s Corp.†	3	543
Morgan Stanley†	31	1,308
MSCI, Inc.	2	398
Nasdaq, Inc.†	3	262
Northern Trust Corp.	3	271
Raymond James Financial, Inc.	3	241
S&P Global, Inc.†	4	842
State Street Corp.†	8	526
Synchrony Financial†	13	415
T Rowe Price Group, Inc.†	128	12,815

		149,556

Energy — 10.5%
Anadarko Petroleum Corp.	6	273
Apache Corp.(a)	6	208
Cabot Oil & Gas Corp.	8	209
Cameco Corp. (Canada)†	24	283
Cenovus Energy, Inc. (Canada)	83	720
Chevron Corp.†	307	37,816
Cimarex Energy Co.	1	70
Concho Resources, Inc.	2	222
ConocoPhillips†	612	40,845
CONSOL Energy, Inc.*	31	1,061
Contura Energy, Inc.*	75	4,344
CVR Energy, Inc.†	30	1,236
Delek US Holdings, Inc.(a)	117	4,261
Devon Energy Corp.†	271	8,553
Diamondback Energy, Inc.	2	203
Enbridge, Inc. (Canada)	63	2,284
EOG Resources, Inc.	7	666
Equitrans Midstream Corp.	130	2,831
Exxon Mobil Corp.†	469	37,895
FTS International, Inc.(a)*	551	5,510
Halliburton Co.†	192	5,626
Helix Energy Solutions Group, Inc.†*	19	150

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	1	$56
Hess Corp.†	6	361
HollyFrontier Corp.	93	4,582
Keane Group, Inc.*	275	2,995
Kinder Morgan, Inc.†	1,184	23,692
Liberty Oilfield Services, Inc., Class A(a)	275	4,232
Marathon Oil Corp.†	427	7,135
Marathon Petroleum Corp.	16	958
Matrix Service Co.*	80	1,566
Nabors Industries Ltd. (Bermuda)(a)	2,973	10,227
National Oilwell Varco, Inc.	201	5,355
Newpark Resources, Inc.(a)*	518	4,745
Nine Energy Service, Inc.*	97	2,197
Noble Energy, Inc.†(a)	9	223
Occidental Petroleum Corp.†	397	26,281
Oceaneering International, Inc.†*	75	1,183
ONEOK, Inc.	7	489
Patterson-UTI Energy, Inc.(a)	403	5,650
Pembina Pipeline Corp. (Canada)†	174	6,396
Phillips 66†	249	23,697
Pioneer Natural Resources Co.	2	305
ProPetro Holding Corp.†(a)*	101	2,277
Renewable Energy Group, Inc.†*	165	3,623
RPC, Inc.†	269	3,069
Schlumberger Ltd. (Curacao)†	728	31,719
Select Energy Services, Inc., Class A(a)*	428	5,145
SemGroup Corp., Class A(a)	135	1,990
TechnipFMC PLC (United Kingdom)	8	188
Valero Energy Corp.†	9	763
Vantage Energy Acquisition Corp., Class A*	5	51
Weatherford International PLC (Ireland)*	9,647	6,734
Williams Cos., Inc. (The)	16	460

		343,610

Food & Staples Retailing — 4.0%
BJ’s Wholesale Club Holdings, Inc.(a)*	161	4,411
Costco Wholesale Corp.	5	1,211
Ingles Markets, Inc., Class A	10	276
Kroger Co. (The)†	16	394
Rite Aid Corp.*	1,076	683

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sprouts Farmers Market, Inc.(a)*	11	$237
Sysco Corp.†	274	18,292
US Foods Holding Corp.*	109	3,805
Walgreens Boots Alliance, Inc.†	497	31,445
Walmart, Inc.†	723	70,514

		131,268

Food, Beverage & Tobacco — 7.1%
Altria Group, Inc.†	989	56,798
Archer-Daniels-Midland Co.†	10	431
B&G Foods, Inc.(a)	133	3,248
Brown-Forman Corp., Class B(a)	6	317
Bunge Ltd. (Bermuda)	116	6,156
Campbell Soup Co.	5	191
Coca-Cola Co. (The)†	74	3,468
Conagra Brands, Inc.	9	250
Constellation Brands, Inc., Class A†	100	17,533
General Mills, Inc.†(a)	314	16,250
Hershey Co. (The)†	111	12,746
Hormel Foods Corp.(a)	9	403
JM Smucker Co. (The)	2	233
John B. Sanfilippo & Son, Inc.	23	1,653
Kellogg Co.	7	402
Kraft Heinz Co. (The)†	23	751
Lamb Weston Holdings, Inc.	1	75
Lancaster Colony Corp.	21	3,290
McCormick & Co., Inc., non-voting shares(a)	70	10,544
Molson Coors Brewing Co., Class B†	5	298
Mondelez International, Inc., Class A	20	998
Monster Beverage Corp.*	10	546
National Beverage Corp.	18	1,039
PepsiCo, Inc.†	284	34,804
Philip Morris International, Inc.†	435	38,450
Pilgrim’s Pride Corp.*	151	3,366
Post Holdings, Inc.†*	46	5,032
Tootsie Roll Industries, Inc.(a)	86	3,203
TreeHouse Foods, Inc.(a)*	129	8,327
Tyson Foods, Inc., Class A†	8	555

		231,357

Health Care Equipment & Services — 9.3%
Abbott Laboratories†	31	2,478
ABIOMED, Inc.*	2	571
Align Technology, Inc.*	1	284

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Allscripts Healthcare Solutions, Inc.(a)*	721	$6,878
Amedisys, Inc.*	28	3,451
AmerisourceBergen Corp.	4	318
AMN Healthcare Services, Inc.(a)*	11	518
Anthem, Inc.†	5	1,435
Apollo Medical Holdings, Inc.(a)*	21	385
Baxter International, Inc.	7	569
Becton Dickinson and Co.	3	749
Boston Scientific Corp.*	18	691
Cardinal Health, Inc.†	158	7,608
Centene Corp.†*	8	425
Cerner Corp.*	4	229
Cigna Corp.	8	1,287
Cooper Cos., Inc. (The)	2	592
CorVel Corp.*	18	1,174
CryoLife, Inc.(a)*	134	3,909
CVS Health Corp.	678	36,565
Danaher Corp.†	92	12,146
DaVita, Inc.*	3	163
DENTSPLY SIRONA, Inc.	3	149
Edwards Lifesciences Corp.*	2	383
Globus Medical, Inc., Class A*	62	3,063
Haemonetics Corp.*	2	175
HCA Healthcare, Inc.†	180	23,468
HealthStream, Inc.*	22	617
Henry Schein, Inc.(a)*	2	120
Hill-Rom Holdings, Inc.†	66	6,987
HMS Holdings Corp.†*	260	7,699
Hologic, Inc.*	3	145
Humana, Inc.†	2	532
IDEXX Laboratories, Inc.*	1	224
Inogen, Inc.(a)*	45	4,292
Inovalon Holdings, Inc., Class A(a)*	150	1,864
Integer Holdings Corp.†*	99	7,467
Integra LifeSciences Holdings Corp.†*	56	3,120
Intuitive Surgical, Inc.*	1	571
Laboratory Corp. of America Holdings†*	54	8,261
Lantheus Holdings, Inc.*	104	2,546
LivaNova PLC (United Kingdom)†*	51	4,960
Masimo Corp.†*	32	4,425
McKesson Corp.	3	351

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
MEDNAX, Inc.†*	191	$5,189
Medtronic PLC (Ireland)	26	2,368
Meridian Bioscience, Inc.	112	1,972
National HealthCare Corp.	4	304
Natus Medical, Inc.*	144	3,655
NextGen Healthcare, Inc.(a)*	177	2,979
NuVasive, Inc.*	61	3,464
Omnicell, Inc.*	62	5,012
Patterson Cos., Inc.(a)	70	1,530
Quest Diagnostics, Inc.†(a)	73	6,564
Quidel Corp.(a)*	15	982
ResMed, Inc.	2	208
Select Medical Holdings Corp.*	134	1,888
STERIS PLC (Ireland)†	48	6,145
Stryker Corp.	4	790
Tabula Rasa HealthCare, Inc.(a)*	6	339
Tactile Systems Technology, Inc.(a)*	4	211
Teleflex, Inc.	1	302
Tivity Health, Inc.(a)*	426	7,481
UnitedHealth Group, Inc.†	304	75,167
Universal Health Services, Inc., Class B	2	268
Varex Imaging Corp.*	53	1,796
Varian Medical Systems, Inc.*	2	283
Veeva Systems, Inc., Class A*	28	3,552
WellCare Health Plans, Inc.†*	2	540
West Pharmaceutical Services, Inc.	50	5,510
Zimmer Biomet Holdings, Inc.	4	511

		302,854

Household & Personal Products — 2.5%
Church & Dwight Co., Inc.	53	3,775
Clorox Co. (The)	3	481
Colgate-Palmolive Co.†	17	1,165
Coty, Inc., Class A(a)	10	115
Edgewell Personal Care Co.†(a)*	19	834
elf Beauty, Inc.*	40	424
Energizer Holdings, Inc.(a)	73	3,280
Estee Lauder Cos., Inc. (The), Class A†	7	1,159
Inter Parfums, Inc.	63	4,780
Kimberly-Clark Corp.†	7	867
Procter & Gamble Co. (The)†	617	64,199

		81,079

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 1.8%
Aflac, Inc.	11	$550
Allstate Corp. (The)	6	565
American International Group, Inc.	12	517
Aon PLC (United Kingdom)	125	21,338
Arthur J Gallagher & Co.†	4	312
Assurant, Inc.	1	95
Brighthouse Financial, Inc.*	2	73
Chubb Ltd. (Switzerland)	7	981
Cincinnati Financial Corp.	3	258
Everest Re Group Ltd. (Bermuda)	2	432
Hartford Financial Services Group, Inc. (The)†	122	6,066
Lincoln National Corp.	3	176
Loews Corp.	5	240
Marsh & McLennan Cos., Inc.†	265	24,884
MetLife, Inc.	13	553
Principal Financial Group, Inc.	5	251
Progressive Corp. (The)†	13	937
Prudential Financial, Inc.	6	551
Torchmark Corp.(a)	2	164
Travelers Cos., Inc. (The)	5	686
Unum Group	3	101
Willis Towers Watson PLC (Ireland)	1	176

		59,906

Materials — 5.1%
A. Schulman, Inc. CVR(b)	141	74
AdvanSix, Inc.*	34	971
Air Products & Chemicals, Inc.	4	764
Albemarle Corp.(a)	1	82
Avery Dennison Corp.	46	5,198
Axalta Coating Systems Ltd. (Bermuda)*	296	7,462
Ball Corp.	103	5,960
Celanese Corp.	20	1,972
CF Industries Holdings, Inc.	4	164
Domtar Corp.†	49	2,433
DowDuPont, Inc.†	395	21,057
Eagle Materials, Inc.	18	1,517
Eastman Chemical Co.	74	5,615
Ecolab, Inc.	6	1,059
Ferro Corp.*	290	5,490
FMC Corp.	3	230
Freeport-McMoRan, Inc.†	28	361
FutureFuel Corp.	126	1,688

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
H.B. Fuller Co.	50	$2,432
Huntsman Corp.	295	6,635
Innospec, Inc.	49	4,084
International Flavors & Fragrances, Inc.(a)	2	258
International Paper Co.†	214	9,902
Kraton Corp.*	207	6,661
Linde PLC (Ireland)†	7	1,232
LyondellBasell Industries NV, Class A (Netherlands)†	8	673
Martin Marietta Materials, Inc.(a)	1	201
Mosaic Co. (The)†	8	218
Newmont Mining Corp.†	9	322
Norbord, Inc. (Canada)	74	2,039
Nucor Corp.†	165	9,628
Nutrien Ltd. (Canada)	106	5,593
Olin Corp.	403	9,325
Packaging Corp. of America	50	4,969
PolyOne Corp.	194	5,686
PPG Industries, Inc.	4	451
Rayonier Advanced Materials, Inc.†(a)	582	7,892
Schweitzer-Mauduit International, Inc.	66	2,556
Scotts Miracle-Gro Co. (The)†	16	1,257
Sealed Air Corp.	82	3,777
Sherwin-Williams Co. (The)†	2	861
Silgan Holdings, Inc.	251	7,437
Stepan Co.	2	175
Trinseo SA (Luxembourg)	12	544
Valhi, Inc.	4	9
Verso Corp., Class A†*	300	6,426
Vulcan Materials Co.	1	118
Westlake Chemical Corp.	35	2,375
Westrock Co.	5	192

		166,025

Media & Entertainment — 7.6%
Activision Blizzard, Inc.	15	683
Alphabet, Inc., Class A†*	84	98,859
ANGI Homeservices, Inc., Class A†*	183	2,826
Cars.com, Inc.†(a)*	305	6,954
CBS Corp., Class B, non-voting shares	6	285
Charter Communications, Inc., Class A*	3	1,041
Cinemark Holdings, Inc.	14	560

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Clear Channel Outdoor Holdings, Inc., Class A*	4	$21
Comcast Corp., Class A†	84	3,358
Discovery, Inc., Class A†(a)*	372	10,051
DISH Network Corp., Class A(a)*	51	1,616
Electronic Arts, Inc.*	6	610
EW Scripps Co. (The), Class A(a)	314	6,594
Facebook, Inc., Class A†*	331	55,174
Fox Corp., Class A*	12	441
Gannett Co., Inc.(a)	58	611
Glu Mobile, Inc.*	137	1,499
Gray Television, Inc.†(a)*	407	8,694
IAC/InterActiveCorp.†*	38	7,984
Interpublic Group of Cos., Inc. (The)	7	147
Loral Space & Communications, Inc.*	32	1,154
Marcus Corp. (The)†	158	6,328
MSG Networks, Inc., Class A*	143	3,110
National CineMedia, Inc.	358	2,524
Netflix, Inc.*	5	1,783
New Media Investment Group, Inc.(a)	288	3,024
News Corp., Class A†	308	3,832
Omnicom Group, Inc.(a)	4	292
QuinStreet, Inc.†(a)*	367	4,914
Scholastic Corp.	2	80
Sirius XM Holdings, Inc.	237	1,344
Take-Two Interactive Software, Inc.*	1	94
TEGNA, Inc.	347	4,893
Tribune Media Co., Class A	57	2,630
TripAdvisor, Inc.*	1	51
Twitter, Inc.*	11	362
Viacom, Inc., Class B	8	225
Walt Disney Co. (The)†	29	3,220
Zynga, Inc., Class A*	255	1,359

		249,227

Pharmaceuticals, Biotechnology & Life Sciences — 14.3%
AbbVie, Inc.†	145	11,686
Agilent Technologies, Inc.	4	322
Alexion Pharmaceuticals, Inc.*	2	270
Alkermes PLC (Ireland)*	2	73
Allergan PLC (Ireland)	4	586
Amgen, Inc.†	284	53,954
Amneal Pharmaceuticals, Inc.(a)*	87	1,233
ANI Pharmaceuticals, Inc.*	2	141
Arrowhead Pharmaceuticals, Inc.(a)*	80	1,468

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.†*	104	$24,584
Bio-Rad Laboratories, Inc., Class A*	8	2,445
Bio-Techne Corp.	5	993
Bristol-Myers Squibb Co.†	859	40,983
Bruker Corp.†	182	6,996
CareDx, Inc.(a)*	30	946
Celgene Corp.†*	368	34,717
Charles River Laboratories International, Inc.*	16	2,324
Corcept Therapeutics, Inc.(a)*	48	564
Eli Lilly & Co.	482	62,544
Enanta Pharmaceuticals, Inc.*	2	191
Exelixis, Inc.*	115	2,737
Genomic Health, Inc.*	10	700
Gilead Sciences, Inc.†	24	1,560
Horizon Pharma PLC (Ireland)*	1	26
Illumina, Inc.*	1	311
Incyte Corp.*	2	172
Innoviva, Inc.*	5	70
IQVIA Holdings, Inc.*	2	288
Jazz Pharmaceuticals PLC (Ireland)*	11	1,572
Johnson & Johnson†	266	37,184
Ligand Pharmaceuticals, Inc.(a)*	3	377
Mallinckrodt PLC (Ireland)*	73	1,587
Medpace Holdings, Inc.†*	113	6,664
Merck & Co., Inc.†	602	50,068
Mettler-Toledo International, Inc.*	1	723
Mylan NV (Netherlands)*	9	255
Nektar Therapeutics(a)*	4	134
Neurocrine Biosciences, Inc.*	4	352
PerkinElmer, Inc.(a)	1	96
Perrigo Co. PLC (Ireland)(a)	1	48
Pfizer, Inc.†	2,318	98,445
PRA Health Sciences, Inc.†*	49	5,404
Regeneron Pharmaceuticals, Inc.*	3	1,232
REGENXBIO, Inc.(a)*	14	802
Repligen Corp.(a)*	7	414
Sarepta Therapeutics, Inc.(a)*	8	954
Seattle Genetics, Inc.*	5	366
Supernus Pharmaceuticals, Inc.(a)*	62	2,172
Syneos Health, Inc.(a)*	16	828
Thermo Fisher Scientific, Inc.	5	1,369
Vertex Pharmaceuticals, Inc.*	3	552

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*	2	$503
Zoetis, Inc.†	9	906

		465,891

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	2	285
American Tower Corp., REIT	5	985
Apartment Investment & Management Co., Class A, REIT	2	101
AvalonBay Communities, Inc., REIT	2	401
Boston Properties, Inc., REIT	2	268
CBRE Group, Inc., Class A*	179	8,852
Crown Castle International Corp., REIT	5	640
Digital Realty Trust, Inc., REIT(a)	4	476
Duke Realty Corp., REIT	5	153
Equinix, Inc., REIT	1	453
Equity Residential, REIT	5	377
Essex Property Trust, Inc., REIT	2	578
Extra Space Storage, Inc., REIT	3	306
Federal Realty Investment Trust, REIT	1	138
HCP, Inc., REIT	7	219
Host Hotels & Resorts, Inc., REIT	13	246
Iron Mountain, Inc., REIT(a)	4	142
Kimco Realty Corp., REIT	7	130
Macerich Co. (The), REIT	2	87
Mid-America Apartment Communities, Inc., REIT	2	219
Prologis, Inc., REIT	8	576
Public Storage, REIT	3	653
Realty Income Corp., REIT†(a)	160	11,770
Regency Centers Corp., REIT	3	202
SBA Communications Corp., REIT*	1	200
Simon Property Group, Inc., REIT	6	1,093
SL Green Realty Corp., REIT	2	180
UDR, Inc., REIT	4	182
Ventas, Inc., REIT	5	319
Vornado Realty Trust, REIT	3	202
Welltower, Inc., REIT	201	15,598
Weyerhaeuser Co., REIT†	14	369

		46,400

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 9.7%
1-800-Flowers.com, Inc., Class A*	147	$2,680
Advance Auto Parts, Inc.†	38	6,480
Amazon.com, Inc.†*	59	105,064
Asbury Automotive Group, Inc.(a)*	58	4,023
AutoZone, Inc.*	8	8,193
Bed Bath & Beyond, Inc.(a)	350	5,946
Best Buy Co., Inc.	73	5,187
Booking Holdings, Inc.†*	4	6,980
CarMax, Inc.(a)*	3	209
Core-Mark Holding Co., Inc.†	106	3,936
Dollar General Corp.†	27	3,221
Dollar Tree, Inc.*	5	525
eBay, Inc.†	506	18,793
Etsy, Inc.†(a)*	175	11,764
Expedia Group, Inc.	3	357
Foot Locker, Inc.(a)	3	182
Gap, Inc. (The)†	7	183
Genesco, Inc.(a)*	108	4,919
Genuine Parts Co.†	78	8,738
Group 1 Automotive, Inc.(a)	85	5,500
Groupon, Inc.*	340	1,207
Home Depot, Inc. (The)†	22	4,222
Kohl’s Corp.	86	5,914
L Brands, Inc.	5	138
LKQ Corp.*	166	4,711
Lowe’s Cos., Inc.†	16	1,752
Macy’s, Inc.(a)	29	697
Michaels Cos., Inc. (The)*	452	5,162
Murphy USA, Inc.*	84	7,192
Nordstrom, Inc.(a)	3	133
Office Depot, Inc.†	2,603	9,449
O’Reilly Automotive, Inc.†*	2	777
PetMed Express, Inc.†	167	3,804
Pool Corp.(a)	17	2,804
Qurate Retail, Inc.†*	367	5,865
Ross Stores, Inc.†	8	745
Shutterstock, Inc.	36	1,679
Sleep Number Corp.(a)*	63	2,961
Sonic Automotive, Inc., Class A(a)	183	2,710
Stamps.com, Inc.(a)*	78	6,350
Target Corp.†	11	883
Tiffany & Co.(a)	2	211
TJX Cos., Inc. (The)†	624	33,203
Tractor Supply Co.	3	293

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	2	$697
Urban Outfitters, Inc.*	125	3,705
Williams-Sonoma, Inc.	103	5,796
Zumiez, Inc.(a)*	23	572

		316,512

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)*	18	459
Amkor Technology, Inc.*	687	5,867
Analog Devices, Inc.	7	737
Applied Materials, Inc.†	486	19,275
Axcelis Technologies, Inc.*	180	3,622
Broadcom, Inc.	7	2,105
Cabot Microelectronics Corp.(a)	3	336
Cirrus Logic, Inc.*	50	2,103
Cypress Semiconductor Corp.†	360	5,371
Diodes, Inc.†*	162	5,621
Integrated Device Technology, Inc.*	37	1,813
Intel Corp.†	85	4,564
KLA-Tencor Corp.†	81	9,672
Lam Research Corp.†(a)	74	13,247
Lattice Semiconductor Corp.*	307	3,663
Marvell Technology Group Ltd. (Bermuda)	51	1,014
Maxim Integrated Products, Inc.	3	160
Microchip Technology, Inc.(a)	5	415
Micron Technology, Inc.†*	241	9,961
MKS Instruments, Inc.	31	2,885
NVIDIA Corp.	8	1,436
ON Semiconductor Corp.†*	442	9,092
Qorvo, Inc.*	2	143
QUALCOMM, Inc.†	24	1,369
Semtech Corp.†*	28	1,425
Skyworks Solutions, Inc.	91	7,506
Teradyne, Inc.	58	2,311
Texas Instruments, Inc.†	19	2,015
Versum Materials, Inc.†	51	2,566
Xilinx, Inc.	3	380
Xperi Corp.	99	2,317

		123,450

Software & Services — 12.4%
Accenture PLC, Class A (Ireland)†	13	2,288
ACI Worldwide, Inc.*	149	4,898
Adobe, Inc.*	6	1,599
Akamai Technologies, Inc.*	3	215

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alarm.com Holdings, Inc.(a)*	89	$5,776
Alliance Data Systems Corp.	2	350
Altair Engineering, Inc., Class A*	14	515
Alteryx, Inc., Class A(a)*	38	3,187
Amdocs, Ltd. (Guernsey)	36	1,948
ANSYS, Inc.*	1	183
Appfolio, Inc., Class A(a)*	19	1,509
Aspen Technology, Inc.*	25	2,606
Atlassian Corp. PLC, Class A (United Kingdom)*	7	787
Autodesk, Inc.*	2	312
Automatic Data Processing, Inc.†	9	1,438
Avaya Holdings Corp.(a)*	249	4,191
Blackbaud, Inc.(a)	52	4,146
Booz Allen Hamilton Holding Corp.†	9	523
Bottomline Technologies DE, Inc.*	30	1,503
Broadridge Financial Solutions, Inc.	3	311
Cadence Design Systems, Inc.*	3	191
Carbonite, Inc.(a)*	54	1,340
CDK Global, Inc.	63	3,706
CGI, Inc. (Canada)*	2	138
Cision Ltd. (Cayman Islands)†*	97	1,336
Citrix Systems, Inc.	3	299
Cognizant Technology Solutions Corp., Class A†	75	5,434
CommVault Systems, Inc.*	42	2,719
Conduent, Inc.*	297	4,108
CSG Systems International, Inc.	138	5,837
Descartes Systems Group, Inc. (The) (Canada)*	64	2,328
DXC Technology Co.†	149	9,582
Endurance International Group Holdings, Inc.*	368	2,668
Euronet Worldwide, Inc.(a)*	12	1,711
Fair Isaac Corp.*	14	3,803
Fidelity National Information Services, Inc.	5	566
Fiserv, Inc.(a)*	6	530
FleetCor Technologies, Inc.(a)*	1	247
Fortinet, Inc.†*	104	8,733
Gartner, Inc.(a)*	1	152
Global Payments, Inc.	2	273
Globant SA (Luxembourg)*	77	5,498
GoDaddy, Inc., Class A*	15	1,128

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
GTT Communications, Inc.(a)*	63	$2,186
International Business Machines Corp.†	478	67,446
Intuit, Inc.†	6	1,568
j2 Global, Inc.(a)	24	2,078
Jack Henry & Associates, Inc.	1	139
LiveRamp Holdings, Inc.(a)*	116	6,330
Manhattan Associates, Inc.(a)*	50	2,756
Mastercard, Inc., Class A†	19	4,474
Microsoft Corp.†	353	41,633
Monotype Imaging Holdings, Inc.	210	4,177
Nuance Communications, Inc.*	285	4,825
Open Text Corp. (Canada)	96	3,689
Oracle Corp.†	75	4,028
Palo Alto Networks, Inc.*	30	7,286
Paychex, Inc.†	186	14,917
Paycom Software, Inc.(a)*	37	6,998
PayPal Holdings, Inc.†*	620	64,381
Pegasystems, Inc.	24	1,560
Perficient, Inc.*	5	137
Progress Software Corp.	80	3,550
QAD, Inc., Class A	2	86
Qualys, Inc.†(a)*	68	5,626
Red Hat, Inc.*	2	365
salesforce.com, Inc.*	10	1,584
SolarWinds Corp.(a)*	42	820
SPS Commerce, Inc.*	51	5,409
SS&C Technologies Holdings, Inc.	125	7,961
Sykes Enterprises, Inc.*	79	2,234
Symantec Corp.	11	253
Synopsys, Inc.*	1	115
Tableau Software, Inc., Class A(a)*	25	3,182
Total System Services, Inc.	4	380
Trade Desk, Inc. (The), Class A*	11	2,177
TTEC Holdings, Inc.	37	1,341
Tyler Technologies, Inc.*	17	3,475
Upland Software, Inc.*	14	593
Verint Systems, Inc.*	74	4,430
VeriSign, Inc.*	1	182
Virtusa Corp.*	13	695
Visa, Inc., Class A†	43	6,716
VMware, Inc., Class A(a)	47	8,484
Western Union Co. (The)	234	4,322

		405,200

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 10.1%
Amphenol Corp., Class A	7	$661
Apple, Inc.†	1,026	194,889
Arista Networks, Inc.*	1	314
ARRIS International PLC (United Kingdom)*	184	5,816
Arrow Electronics, Inc.*	87	6,704
Badger Meter, Inc.	88	4,896
Belden, Inc.(a)	141	7,572
Benchmark Electronics, Inc.	217	5,696
Casa Systems, Inc.*	126	1,046
Ciena Corp.†*	72	2,688
Cisco Systems, Inc.†	89	4,805
Coherent, Inc.†*	14	1,984
CommScope Holding Co., Inc.†*	177	3,846
Comtech Telecommunications Corp.	11	255
Corning, Inc.†	16	530
Cray, Inc.(a)*	121	3,152
Diebold Nixdorf, Inc.*	453	5,015
EchoStar Corp., Class A†*	202	7,363
Electronics For Imaging, Inc.(a)*	17	457
F5 Networks, Inc.*	2	314
FLIR Systems, Inc.	2	95
Hewlett Packard Enterprise Co.†	26	401
HP, Inc.†	804	15,622
IPG Photonics Corp.*	1	152
Itron, Inc.†*	39	1,819
Juniper Networks, Inc.	6	159
Keysight Technologies, Inc.*	3	262
Motorola Solutions, Inc.†	87	12,217
MTS Systems Corp.(a)	24	1,307
NCR Corp.(a)*	56	1,528
NetApp, Inc.	4	277
NETGEAR, Inc.(a)*	93	3,080
Plantronics, Inc.	41	1,891
Sanmina Corp.*	14	404
Seagate Technology PLC (Ireland)(a)	6	287
TE Connectivity Ltd. (Switzerland)†	173	13,970
Tech Data Corp.*	8	819
Ubiquiti Networks, Inc.	18	2,695
Vishay Intertechnology, Inc.	426	7,868
Western Digital Corp.†	6	288
Xerox Corp.	129	4,125
Zebra Technologies Corp., Class A†*	19	3,981

		331,250

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.0%
AT&T, Inc.	141	$4,422
BCE, Inc. (Canada)	80	3,551
CenturyLink, Inc.†(a)	569	6,822
Cogent Communications Holdings, Inc.	94	5,099
Globalstar, Inc.*	1,552	667
Intelsat SA (Luxembourg)(a)*	258	4,040
Rogers Communications, Inc., Class B (Canada)†	139	7,481
Shenandoah Telecommunications Co.	1	44
TELUS Corp. (Canada)	23	852
T-Mobile US, Inc.*	20	1,382
Verizon Communications, Inc.†	1,603	94,785

		129,145

Transportation — 2.2%
Alaska Air Group, Inc.(a)	2	112
American Airlines Group, Inc.†	9	286
ArcBest Corp.(a)	181	5,573
CH Robinson Worldwide, Inc.	3	261
CSX Corp.†	435	32,547
Delta Air Lines, Inc.†	13	671
Echo Global Logistics, Inc.*	188	4,659
Expeditors International of Washington, Inc.†	4	304
FedEx Corp.†	6	1,088
Forward Air Corp.	5	324
Genesee & Wyoming, Inc., Class A*	29	2,527
Golden Ocean Group Ltd. (Bermuda)	204	973
Heartland Express, Inc.(a)	69	1,330
JB Hunt Transport Services, Inc.	3	304
Kansas City Southern	2	232
Landstar System, Inc.†	27	2,954
Marten Transport Ltd.	192	3,423
Norfolk Southern Corp.†	6	1,121
Schneider National, Inc., Class B†	40	842
Southwest Airlines Co.	10	519
Union Pacific Corp.†	15	2,508
United Continental Holdings, Inc.†*	6	479
United Parcel Service, Inc., Class B	17	1,900
XPO Logistics, Inc.(a)*	156	8,383

		73,320

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.8%
AES Corp.†	86	$1,555
Alliant Energy Corp.	3	141
Ameren Corp.	5	368
American Electric Power Co., Inc.	6	502
American Water Works Co., Inc.	2	209
Atmos Energy Corp.	1	103
CenterPoint Energy, Inc.(a)	7	215
CMS Energy Corp.	4	222
Consolidated Edison, Inc.	4	339
Dominion Energy, Inc.	9	690
DTE Energy Co.	4	499
Duke Energy Corp.†	12	1,080
Edison International	4	248
Entergy Corp.	2	191
Evergy, Inc.	132	7,663
Eversource Energy	4	284
Exelon Corp.†	17	852
FirstEnergy Corp.†	10	416
NextEra Energy, Inc.	9	1,740
NiSource, Inc.	5	143
NRG Energy, Inc.†	159	6,754
Pinnacle West Capital Corp.	2	191
PPL Corp.(a)	10	317
Public Service Enterprise Group, Inc.	6	356
Sempra Energy	3	378
Southern Co. (The)†	21	1,085
WEC Energy Group, Inc.†	7	554
Xcel Energy, Inc.	6	337

		27,432

TOTAL COMMON STOCKS (Cost $4,143,668)		4,563,021

TOTAL LONG POSITIONS - 139.5%		4,563,021

(Cost $4,143,668)

SHORT POSITIONS — (40.1)%

COMMON STOCKS — (40.1)%
Automobiles & Components — (1.2)%
Adient PLC (Ireland)	(285)	(3,694)
Cooper-Standard Holding, Inc.*	(75)	(3,522)
Dorman Products, Inc.*	(41)	(3,612)
Fox Factory Holding Corp.*	(76)	(5,312)
Gentherm, Inc.*	(1)	(37)
Goodyear Tire & Rubber Co. (The)	(227)	(4,120)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
LCI Industries	(67)	$(5,147)
Modine Manufacturing Co.*	(78)	(1,082)
Standard Motor Products, Inc.	(72)	(3,535)
Tenneco, Inc., Class A	(171)	(3,789)
Tesla, Inc.*	(15)	(4,198)
Winnebago Industries, Inc.	(44)	(1,371)

		(39,419)

Capital Goods — (5.6)%
AAON, Inc.	(142)	(6,558)
AAR Corp.	(206)	(6,697)
AECOM*	(58)	(1,721)
Aegion Corp.*	(3)	(53)
Aerovironment, Inc.*	(1)	(68)
American Woodmark Corp.*	(12)	(992)
Apogee Enterprises, Inc.	(38)	(1,425)
Arcosa, Inc.	(156)	(4,766)
Argan, Inc.	(135)	(6,743)
Armstrong World Industries, Inc.	(10)	(794)
Astec Industries, Inc.	(62)	(2,341)
Atkore International Group, Inc.*	(47)	(1,012)
Axon Enterprise, Inc.*	(13)	(707)
Beacon Roofing Supply, Inc.*	(93)	(2,991)
Blue Bird Corp.*	(95)	(1,608)
Briggs & Stratton Corp.	(148)	(1,751)
Builders FirstSource, Inc.*	(320)	(4,269)
Chart Industries, Inc.*	(41)	(3,711)
CIRCOR International, Inc.*	(122)	(3,977)
Construction Partners, Inc., Class A*	(24)	(306)
Cubic Corp.	(65)	(3,656)
DMC Global, Inc.	(8)	(397)
DXP Enterprises, Inc.*	(5)	(195)
Dycom Industries, Inc.*	(74)	(3,400)
EnerSys.	(108)	(7,037)
Enphase Energy, Inc.*	(109)	(1,006)
ESCO Technologies, Inc.	(6)	(402)
Evoqua Water Technologies Corp.*	(380)	(4,780)
Federal Signal Corp.	(9)	(234)
Foundation Building Materials, Inc.*	(78)	(768)
Gates Industrial Corp. PLC (United Kingdom)*	(41)	(588)
GMS, Inc.*	(355)	(5,368)
Gorman-Rupp Co. (The)	(9)	(305)
Griffon Corp.	(2)	(37)
HEICO Corp.	(24)	(2,277)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hyster-Yale Materials Handling, Inc.	(41)	$(2,557)
John Bean Technologies Corp.	(33)	(3,032)
Kennametal, Inc.	(106)	(3,896)
Kratos Defense & Security Solutions, Inc.*	(15)	(234)
Lindsay Corp.	(57)	(5,517)
Lydall, Inc.*	(20)	(469)
Maxar Technologies, Inc.	(85)	(342)
Mueller Water Products, Inc., Class A	(355)	(3,564)
MYR Group, Inc.*	(50)	(1,732)
NN, Inc.	(89)	(667)
Nordson Corp.	(32)	(4,241)
NV5 Global, Inc.*	(27)	(1,603)
Oshkosh Corp.	(66)	(4,959)
Patrick Industries, Inc.*	(143)	(6,481)
PGT Innovations, Inc.*	(291)	(4,030)
Plug Power, Inc.*	(375)	(900)
Primoris Services Corp.	(4)	(83)
Proto Labs, Inc.*	(10)	(1,051)
Quanex Building Products Corp.	(143)	(2,272)
Raven Industries, Inc.	(82)	(3,146)
RBC Bearings, Inc.*	(15)	(1,908)
REV Group, Inc.	(270)	(2,956)
Rush Enterprises, Inc., Class A	(38)	(1,589)
SiteOne Landscape Supply, Inc.*	(43)	(2,457)
SPX FLOW, Inc.*	(38)	(1,212)
Sunrun, Inc.*	(223)	(3,135)
Systemax, Inc.	(70)	(1,585)
Textainer Group Holdings Ltd. (Bermuda)*	(126)	(1,216)
Titan International, Inc.	(138)	(824)
Toro Co. (The)	(53)	(3,649)
TPI Composites, Inc.*	(33)	(944)
Triumph Group, Inc.	(301)	(5,737)
Tutor Perini Corp.*	(1)	(17)
Universal Forest Products, Inc.	(19)	(568)
USG Corp.	(196)	(8,487)
Veritiv Corp.*	(32)	(842)
Vivint Solar, Inc.*	(625)	(3,106)
WABCO Holdings, Inc.*	(2)	(264)
Watsco, Inc.	(9)	(1,289)
Welbilt, Inc.*	(290)	(4,750)
WillScot Corp.*	(344)	(3,815)

		(184,066)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (2.0)%
ACCO Brands Corp.	(387)	$(3,313)
ADT, Inc.	(695)	(4,441)
Advanced Disposal Services, Inc.*	(95)	(2,660)
ASGN, Inc.*	(29)	(1,841)
Barrett Business Services, Inc.	(2)	(155)
Brady Corp., Class A	(43)	(1,996)
Casella Waste Systems, Inc., Class A*	(155)	(5,512)
Cimpress NV (Netherlands)*	(52)	(4,167)
Civeo Corp. (Canada)*	(362)	(760)
CoStar Group, Inc.*	(8)	(3,731)
Ennis, Inc.	(132)	(2,740)
Forrester Research, Inc.	(30)	(1,450)
Heritage-Crystal Clean, Inc.*	(66)	(1,812)
Herman Miller, Inc.	(127)	(4,468)
Insperity, Inc.	(20)	(2,473)
Kelly Services, Inc., Class A	(24)	(529)
Kimball International, Inc., Class B	(3)	(42)
Mistras Group, Inc.*	(5)	(69)
MSA Safety, Inc.	(47)	(4,860)
Multi-Color Corp.	(20)	(998)
Quad/Graphics, Inc.	(88)	(1,047)
Resources Connection, Inc.	(145)	(2,398)
TransUnion	(23)	(1,537)
TriNet Group, Inc.*	(73)	(4,361)
Upwork, Inc.*	(132)	(2,526)
US Ecology, Inc.	(85)	(4,758)

		(64,644)

Consumer Durables & Apparel — (1.6)%
American Outdoor Brands Corp.*	(649)	(6,062)
Canada Goose Holdings, Inc. (Canada)*	(40)	(1,921)
Cavco Industries, Inc.*	(2)	(235)
Crocs, Inc.*	(151)	(3,888)
iRobot Corp.*	(21)	(2,471)
Johnson Outdoors, Inc., Class A	(45)	(3,211)
La-Z-Boy, Inc.	(19)	(627)
Malibu Boats, Inc., Class A*	(92)	(3,641)
Marine Products Corp.	(40)	(539)
Oxford Industries, Inc.	(21)	(1,580)
Polaris Industries, Inc.	(89)	(7,514)
Skyline Champion Corp.	(56)	(1,064)
Steven Madden Ltd.	(13)	(440)
Tempur Sealy International, Inc.*	(113)	(6,517)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Vista Outdoor, Inc.*	(415)	$(3,324)
Wolverine World Wide, Inc.	(272)	(9,719)
		(52,753)

Consumer Services — (2.1)%
Adtalem Global Education, Inc.*	(24)	(1,112)
Belmond Ltd., Class A (Bermuda)*	(31)	(773)
Churchill Downs, Inc.	(31)	(2,798)
Dave & Buster’s Entertainment, Inc.	(55)	(2,743)
Dine Brands Global, Inc.	(50)	(4,564)
Domino’s Pizza, Inc.	(4)	(1,032)
El Pollo Loco Holdings, Inc.*	(40)	(520)
Eldorado Resorts, Inc.*	(135)	(6,303)
Fiesta Restaurant Group, Inc.*	(51)	(669)
frontdoor, Inc.*	(140)	(4,819)
Grand Canyon Education, Inc.*	(23)	(2,634)
Hyatt Hotels Corp., Class A	(103)	(7,475)
Monarch Casino & Resort, Inc.*	(44)	(1,932)
OneSpaWorld Holdings Ltd. (Bahamas)*	(21)	(287)
Papa John’s International, Inc.	(161)	(8,525)
Planet Fitness, Inc., Class A*	(22)	(1,512)
Red Rock Resorts, Inc., Class A	(45)	(1,163)
Regis Corp.*	(127)	(2,498)
Shake Shack, Inc., Class A*	(128)	(7,571)
Six Flags Entertainment Corp.	(33)	(1,629)
Speedway Motorsports, Inc.	(7)	(101)
Strategic Education, Inc.	(7)	(919)
Texas Roadhouse, Inc.	(23)	(1,430)
Wingstop, Inc.	(72)	(5,474)

		(68,483)

Energy — (2.7)%
Cheniere Energy, Inc.*	(45)	(3,076)
Clean Energy Fuels Corp.*	(552)	(1,706)
Core Laboratories NV (Netherlands)	(2)	(138)
DHT Holdings, Inc. (Marshall Islands)	(836)	(3,729)
Diamond Offshore Drilling, Inc.*	(269)	(2,822)
Ensco PLC, Class A (United Kingdom)	(14)	(55)
Exterran Corp.*	(121)	(2,039)
Forum Energy Technologies, Inc.*	(765)	(3,909)
Frank’s International NV (Netherlands)*	(609)	(3,782)
Green Plains, Inc.	(19)	(317)
Imperial Oil Ltd. (Canada)	(72)	(1,971)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
KLX Energy Services Holdings, Inc.*	(35)	$(880)
Mammoth Energy Services, Inc.	(79)	(1,315)
McDermott International, Inc. (Panama)*	(287)	(2,135)
NexGen Energy Ltd. (Canada)*	(326)	(528)
Noble Corp. PLC (United Kingdom)*	(1,784)	(5,120)
Oil States International, Inc.*	(32)	(543)
Par Pacific Holdings, Inc.*	(249)	(4,435)
Precision Drilling Corp. (Canada)*	(1,080)	(2,581)
REX American Resources Corp.*	(5)	(403)
Rowan Cos. PLC, Class A (United Kingdom)*	(584)	(6,301)
Seadrill Ltd. (Bermuda)*	(130)	(1,080)
Ship Finance International Ltd. (Bermuda)	(683)	(8,428)
Solaris Oilfield Infrastructure, Inc., Class A	(63)	(1,036)
Superior Energy Services, Inc.*	(570)	(2,662)
Targa Resources Corp.	(149)	(6,191)
Tidewater, Inc.*	(128)	(2,968)
Transocean Ltd. (Switzerland)*	(835)	(7,273)
Unit Corp.*	(289)	(4,115)
US Silica Holdings, Inc.	(407)	(7,066)

		(88,604)

Food & Staples Retailing — (0.4)%
Performance Food Group Co.*	(127)	(5,034)
PriceSmart, Inc.	(64)	(3,768)
United Natural Foods, Inc.*	(198)	(2,618)
Weis Markets, Inc.	(11)	(449)

		(11,869)

Food, Beverage & Tobacco — (1.1)%
Calavo Growers, Inc.	(19)	(1,593)
Farmer Brothers Co.*	(41)	(820)
Flowers Foods, Inc.	(349)	(7,441)
Hain Celestial Group, Inc. (The)*	(334)	(7,722)
Primo Water Corp.*	(248)	(3,834)
Sanderson Farms, Inc.	(86)	(11,338)
SunOpta, Inc. (Canada)*	(259)	(896)
Turning Point Brands, Inc.	(72)	(3,318)
Vector Group Ltd.	(2)	(22)

		(36,984)

Health Care Equipment & Services — (3.5)%
Acadia Healthcare Co., Inc.*	(303)	(8,881)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Addus HomeCare Corp.*	(59)	$(3,752)
AngioDynamics, Inc.*	(43)	(983)
Antares Pharma, Inc.*	(783)	(2,372)
AtriCure, Inc.*	(68)	(1,822)
Axogen, Inc.*	(178)	(3,749)
Axonics Modulation Technologies, Inc.*	(67)	(1,605)
BioScrip, Inc.*	(392)	(784)
Brookdale Senior Living, Inc.*	(289)	(1,902)
Cantel Medical Corp.	(67)	(4,482)
Castlight Health, Inc., Class B*	(416)	(1,560)
Community Health Systems, Inc.*	(126)	(470)
Cutera, Inc.*	(81)	(1,430)
Diplomat Pharmacy, Inc.*	(669)	(3,887)
Ensign Group, Inc. (The)	(65)	(3,327)
Evolent Health, Inc., Class A*	(595)	(7,485)
Guardant Health, Inc.*	(84)	(6,443)
Hanger, Inc.*	(2)	(38)
Inspire Medical Systems, Inc.*	(78)	(4,429)
Insulet Corp.*	(17)	(1,617)
Invacare Corp.	(2)	(17)
iRhythm Technologies, Inc.*	(57)	(4,273)
National Research Corp.	(18)	(695)
Neogen Corp.*	(13)	(746)
Neuronetics, Inc.*	(11)	(168)
Nevro Corp.*	(92)	(5,751)
OraSure Technologies, Inc.*	(230)	(2,564)
Owens & Minor, Inc.	(699)	(2,866)
Providence Service Corp. (The)*	(43)	(2,865)
RadNet, Inc.*	(182)	(2,255)
Senseonics Holdings, Inc.*	(1,577)	(3,864)
Sientra, Inc.*	(249)	(2,136)
Surgery Partners, Inc.*	(226)	(2,549)
Surmodics, Inc.*	(50)	(2,174)
Teladoc Health, Inc.*	(80)	(4,448)
Tenet Healthcare Corp.*	(138)	(3,980)
US Physical Therapy, Inc.	(39)	(4,096)
ViewRay, Inc.*	(887)	(6,555)
Vocera Communications, Inc.*	(14)	(443)
		(113,463)

Household & Personal Products — (0.3)%
Avon Products, Inc.*	(2,161)	(6,353)
Central Garden & Pet Co., Class A*	(15)	(349)
Revlon, Inc., Class A*	(18)	(349)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.	(56)	$(3,068)

		(10,119)

Materials — (3.0)%
American Vanguard Corp.	(88)	(1,515)
AptarGroup, Inc.	(15)	(1,596)
Balchem Corp.	(43)	(3,990)
Bemis Co., Inc.	(19)	(1,054)
Berry Global Group, Inc.*	(4)	(215)
Boise Cascade Co.	(42)	(1,124)
Cabot Corp.	(149)	(6,203)
Chase Corp.	(9)	(833)
Chemours Co. (The)	(186)	(6,912)
Clearwater Paper Corp.*	(115)	(2,240)
Element Solutions, Inc.*	(875)	(8,838)
Forterra, Inc.*	(26)	(110)
GCP Applied Technologies, Inc.*	(288)	(8,525)
Graphic Packaging Holding Co.	(39)	(493)
Greif, Inc., Class A	(130)	(5,362)
Ingevity Corp.*	(39)	(4,119)
Innophos Holdings, Inc.	(69)	(2,080)
Koppers Holdings, Inc.*	(125)	(3,248)
Kronos Worldwide, Inc.	(250)	(3,505)
Livent Corp.*	(41)	(503)
Minerals Technologies, Inc.	(15)	(882)
Myers Industries, Inc.	(26)	(445)
PH Glatfelter Co.	(223)	(3,149)
Quaker Chemical Corp.	(19)	(3,806)
RPM International, Inc.	(41)	(2,380)
Sensient Technologies Corp.	(11)	(746)
Sonoco Products Co.	(107)	(6,584)
Summit Materials, Inc., Class A*	(160)	(2,539)
Tredegar Corp.	(22)	(355)
Tronox Holdings PLC, Class A (United Kingdom)	(163)	(2,143)
Valvoline, Inc.	(284)	(5,271)
Venator Materials PLC (United Kingdom)*	(789)	(4,434)
WR Grace & Co.	(18)	(1,405)

		(96,604)

Media & Entertainment — (2.0)%
Altice USA, Inc., Class A	(93)	(1,998)
AMC Networks, Inc., Class A*	(87)	(4,938)
Boston Omaha Corp., Class A*	(21)	(524)
Cable One, Inc.	(4)	(3,926)

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Care.com, Inc.*	(29)	$(573)
Cargurus, Inc.*	(32)	(1,282)
Entercom Communications Corp., Class A	(68)	(357)
Eventbrite, Inc., Class A*	(184)	(3,527)
Hemisphere Media Group, Inc.*	(26)	(367)
John Wiley & Sons, Inc., Class A	(52)	(2,299)
Lions Gate Entertainment Corp., Class B (Canada)	(177)	(2,673)
Live Nation Entertainment, Inc.*	(41)	(2,605)
Madison Square Garden Co. (The), Class A*	(21)	(6,156)
Meredith Corp.	(18)	(995)
New York Times Co. (The), Class A	(251)	(8,245)
Rosetta Stone, Inc.*	(52)	(1,136)
Shaw Communications, Inc., Class B (Canada)	(10)	(208)
Snap, Inc., Class A*	(382)	(4,210)
Tribune Publishing Co.*	(129)	(1,521)
TrueCar, Inc.*	(589)	(3,911)
WideOpenWest, Inc.*	(289)	(2,630)
World Wrestling Entertainment, Inc., Class A	(1)	(87)
Yelp, Inc.*	(99)	(3,416)
Zillow Group, Inc., Class C*	(253)	(8,789)

		(66,373)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
Achillion Pharmaceuticals, Inc.*	(28)	(83)
Aimmune Therapeutics, Inc.*	(22)	(492)
Akorn, Inc.*	(82)	(289)
Alder Biopharmaceuticals, Inc.*	(47)	(642)
Cambrex Corp.*	(177)	(6,876)
Codexis, Inc.*	(18)	(370)
CytomX Therapeutics, Inc.*	(34)	(366)
Deciphera Pharmaceuticals, Inc.*	(2)	(46)
Dermira, Inc.*	(5)	(68)
Dova Pharmaceuticals, Inc.*	(99)	(880)
Epizyme, Inc.*	(12)	(149)
Esperion Therapeutics, Inc.*	(7)	(281)
Flexion Therapeutics, Inc.*	(84)	(1,048)
Forty Seven, Inc.*	(5)	(81)
ImmunoGen, Inc.*	(47)	(127)
Intra-Cellular Therapies, Inc.*	(158)	(1,924)
Intrexon Corp.*	(122)	(642)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Karyopharm Therapeutics, Inc.*	(48)	$(280)
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	(2)	(36)
La Jolla Pharmaceutical Co.*	(46)	(296)
Luminex Corp.	(223)	(5,131)
MacroGenics, Inc.*	(117)	(2,104)
NanoString Technologies, Inc.*	(225)	(5,384)
Novavax, Inc.*	(8)	(4)
Omeros Corp.*	(4)	(69)
Optinose, Inc.*	(53)	(546)
Pacific Biosciences of California, Inc.*	(1,217)	(8,799)
Quanterix Corp.*	(62)	(1,601)
Revance Therapeutics, Inc.*	(54)	(851)
Rigel Pharmaceuticals, Inc.*	(391)	(1,005)
TG Therapeutics, Inc.*	(148)	(1,190)
Theravance Biopharma, Inc. (Cayman Islands)*	(49)	(1,111)
Tricida, Inc.*	(18)	(695)
UroGen Pharma Ltd. (Israel)*	(9)	(332)
WaVe Life Sciences Ltd. (Singapore)*	(18)	(699)

		(44,497)

Retailing — (3.1)%
Aaron’s, Inc.	(140)	(7,364)
At Home Group, Inc.*	(256)	(4,572)
Barnes & Noble, Inc.	(427)	(2,319)
Big Lots, Inc.	(140)	(5,323)
Burlington Stores, Inc.*	(25)	(3,917)
Caleres, Inc.	(313)	(7,728)
Camping World Holdings, Inc., Class A	(37)	(515)
Carvana Co.*	(79)	(4,587)
Chico’s FAS, Inc.	(1,461)	(6,238)
Children’s Place, Inc. (The)	(44)	(4,280)
Designer Brands, Inc.	(302)	(6,710)
Duluth Holdings, Inc., Class B*	(149)	(3,552)
Express, Inc.*	(179)	(766)
Farfetch Ltd., Class A (Cayman Islands)*	(89)	(2,395)
Funko, Inc., Class A*	(170)	(3,692)
GrubHub, Inc.*	(5)	(347)
Guess?, Inc.	(363)	(7,115)
Lands’ End, Inc.*	(135)	(2,242)

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lithia Motors, Inc., Class A	(79)	$(7,327)
National Vision Holdings, Inc.*	(158)	(4,966)
Party City Holdco, Inc.*	(494)	(3,922)
Penske Automotive Group, Inc.	(63)	(2,813)
Quotient Technology, Inc.*	(161)	(1,589)
Sally Beauty Holdings, Inc.*	(144)	(2,651)
Shutterfly, Inc.*	(36)	(1,463)
Stitch Fix, Inc., Class A*	(83)	(2,343)

		(100,736)

Semiconductors & Semiconductor Equipment — (1.5)%
Ambarella, Inc. (Cayman Islands)*	(169)	(7,301)
Brooks Automation, Inc.	(164)	(4,810)
CEVA, Inc.*	(70)	(1,887)
Cohu, Inc.	(102)	(1,505)
First Solar, Inc.*	(38)	(2,008)
FormFactor, Inc.*	(379)	(6,098)
Inphi Corp.*	(32)	(1,400)
MACOM Technology Solutions Holdings, Inc.*	(306)	(5,113)
MaxLinear, Inc.*	(132)	(3,370)
Photronics, Inc.*	(690)	(6,520)
Rambus, Inc.*	(608)	(6,354)
Rudolph Technologies, Inc.*	(7)	(160)
Synaptics, Inc.*	(59)	(2,345)
Universal Display Corp.	(4)	(611)
Veeco Instruments, Inc.*	(98)	(1,062)

		(50,544)

Software & Services — (4.4)%
8x8, Inc.*	(334)	(6,747)
Appian Corp.*	(195)	(6,714)
Avalara, Inc.*	(13)	(725)
Benefitfocus, Inc.*	(27)	(1,337)
Box, Inc., Class A*	(182)	(3,514)
CACI International, Inc., Class A*	(32)	(5,825)
Carbon Black, Inc.*	(343)	(4,785)
Cardtronics PLC, Class A (United Kingdom)*	(224)	(7,970)
Cloudera, Inc.*	(323)	(3,534)
CoreLogic, Inc.*	(7)	(261)
DocuSign, Inc.*	(100)	(5,184)
Domo, Inc., Class B*	(54)	(2,178)
Elastic NV (Netherlands)*	(4)	(319)
Everi Holdings, Inc.*	(197)	(2,072)
Exela Technologies, Inc.*	(84)	(281)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
FireEye, Inc.*	(495)	$(8,311)
First Data Corp., Class A*	(97)	(2,548)
Guidewire Software, Inc.*	(49)	(4,761)
Hackett Group, Inc. (The)	(76)	(1,201)
I3 Verticals, Inc., Class A*	(95)	(2,282)
Instructure, Inc.*	(18)	(848)
Leidos Holdings, Inc.	(77)	(4,935)
ManTech International Corp., Class A	(107)	(5,780)
MAXIMUS, Inc.	(123)	(8,731)
MobileIron, Inc.*	(601)	(3,287)
Model N, Inc.*	(31)	(544)
Nutanix, Inc., Class A*	(137)	(5,170)
Pivotal Software, Inc., Class A*	(246)	(5,129)
PROS Holdings, Inc.*	(66)	(2,788)
Science Applications International Corp.	(65)	(5,002)
Square, Inc., Class A*	(44)	(3,296)
Switch, Inc., Class A	(710)	(7,320)
Tenable Holdings, Inc.*	(78)	(2,469)
TiVo Corp.	(294)	(2,740)
Travelport Worldwide Ltd. (Bermuda)	(282)	(4,436)
WEX, Inc.*	(12)	(2,304)
Worldpay, Inc., Class A*	(12)	(1,362)
Yext, Inc.*	(1)	(22)
Zuora, Inc., Class A*	(278)	(5,568)

		(142,280)

Technology Hardware & Equipment — (2.5)%
3D Systems Corp.*	(489)	(5,262)
ADTRAN, Inc.	(187)	(2,562)
Arlo Technologies, Inc.*	(88)	(363)
Avnet, Inc.	(9)	(390)
CalAmp Corp.*	(153)	(1,925)
Celestica, Inc. (Canada)*	(334)	(2,822)
Cognex Corp.	(41)	(2,085)
Control4 Corp.*	(48)	(813)
Dolby Laboratories, Inc., Class A	(35)	(2,204)
ePlus, Inc.*	(33)	(2,922)
FARO Technologies, Inc.*	(51)	(2,239)
Finisar Corp.*	(32)	(741)
Fitbit, Inc., Class A*	(579)	(3,428)
II-VI, Inc.*	(49)	(1,825)
Infinera Corp.*	(1,055)	(4,579)
Insight Enterprises, Inc.*	(3)	(165)
Lumentum Holdings, Inc.*	(138)	(7,803)

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetScout Systems, Inc.*	(138)	$(3,874)
nLight, Inc.*	(234)	(5,214)
Plexus Corp.*	(120)	(7,314)
Ribbon Communications, Inc.*	(170)	(876)
Rogers Corp.*	(3)	(477)
ScanSource, Inc.*	(99)	(3,546)
Sierra Wireless, Inc. (Canada)*	(138)	(1,707)
Stratasys Ltd. (Israel)*	(15)	(357)
SYNNEX Corp.	(69)	(6,582)
Trimble, Inc.*	(31)	(1,252)
TTM Technologies, Inc.*	(478)	(5,607)
ViaSat, Inc.*	(53)	(4,108)

		(83,042)

Telecommunication Services — (0.7)%
ATN International, Inc.	(51)	(2,876)
Bandwidth, Inc., Class A*	(41)	(2,745)
Boingo Wireless, Inc.*	(342)	(7,962)
Cincinnati Bell, Inc.*	(323)	(3,081)
Consolidated Communications Holdings, Inc.	(343)	(3,742)
Gogo, Inc.*	(309)	(1,387)
ORBCOMM, Inc.*	(180)	(1,220)
pdvWireless, Inc.*	(43)	(1,512)

		(24,525)

Transportation — (1.0)%
Air Transport Services Group, Inc.*	(398)	(9,174)
Atlas Air Worldwide Holdings, Inc.*	(55)	(2,781)
Canadian National Railway Co. (Canada)	(21)	(1,879)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Matson, Inc.	(129)	$(4,656)
Ryder System, Inc.	(115)	(7,129)
Saia, Inc.*	(33)	(2,016)
SkyWest, Inc.	(84)	(4,560)
US Xpress Enterprises, Inc.*	(68)	(449)

		(32,644)

TOTAL COMMON STOCK (Proceeds $1,542,843)		(1,311,649)

TOTAL SECURITIES SOLD SHORT - (40.1)%		(1,311,649)

(Proceeds $1,542,843)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		18,697

NET ASSETS - 100.0%		$3,270,069

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 140.7%
COMMON STOCKS — 140.7%
Automobiles & Components — 1.0%
BorgWarner, Inc.	151	$5,800
General Motors Co.†	570	21,147

		26,947

Banks — 1.2%
Bank of America Corp.	114	3,145
BB&T Corp.(a)	9	419
Comerica, Inc.	2	147
First Republic Bank(a)	2	201
Huntington Bancshares, Inc.(a)	16	203
JPMorgan Chase & Co.	55	5,568
M&T Bank Corp.	2	314
People’s United Financial, Inc.(a)	140	2,302
PNC Financial Services Group, Inc. (The)	6	736
SunTrust Banks, Inc.†	320	18,960
SVB Financial Group*	7	1,557
US Bancorp	28	1,349
Zions Bancorp NA	2	91

		34,992

Capital Goods — 18.5%
3M Co.†	116	24,102
A.O. Smith Corp.	123	6,558
Allegion PLC (Ireland)	1	91
Arconic, Inc.	347	6,631
Boeing Co. (The)	9	3,433
Caterpillar, Inc.†	128	17,343
Cummins, Inc.†	117	18,471
Dover Corp.	109	10,224
Eaton Corp. PLC (Ireland)†	313	25,215
Emerson Electric Co.†	247	16,912
Flowserve Corp.(a)	46	2,076
Fluor Corp.	99	3,643
Fortive Corp.†	252	21,140
Fortune Brands Home & Security, Inc.	103	4,904
General Dynamics Corp.†	208	35,210
Honeywell International, Inc.†	518	82,321
Huntington Ingalls Industries, Inc.	32	6,630
Illinois Tool Works, Inc.†(a)	37	5,311
Ingersoll-Rand PLC (Ireland)†	196	21,158
Johnson Controls International PLC
(Ireland)†	540	19,948
L3 Technologies, Inc.	47	9,699
Lockheed Martin Corp.†	169	50,727

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.	219	$8,609
Northrop Grumman Corp.†	123	33,161
Pentair PLC (Ireland)	41	1,825
Quanta Services, Inc.	3	113
Raytheon Co.†	206	37,508
Roper Technologies, Inc.	1	342
Snap-on, Inc.(a)	22	3,443
Stanley Black & Decker, Inc.	109	14,843
Textron, Inc.	19	963
TransDigm Group, Inc.*	38	17,252
Wabtec Corp.	69	5,087
WW Grainger, Inc.†	22	6,620

		521,513

Commercial & Professional Services — 0.8%
Nielsen Holdings PLC (United
Kingdom)	131	3,101
Republic Services, Inc.†	123	9,887
Robert Half International, Inc.	89	5,799
Waste Management, Inc.†	48	4,988

		23,775

Consumer Durables & Apparel — 2.8%
Capri Holdings Ltd. (British Virgin Islands)*	109	4,987
Garmin Ltd. (Switzerland)†	146	12,607
Hanesbrands, Inc.	260	4,649
Hasbro, Inc.(a)	2	170
Leggett & Platt, Inc.(a)	94	3,969
Lennar Corp., Class A	37	1,816
Mattel, Inc.(a)*	246	3,198
Newell Brands, Inc.(a)	301	4,617
PVH Corp.	54	6,585
Ralph Lauren Corp.	19	2,464
Tapestry, Inc.	209	6,790
Under Armour, Inc., Class C(a)*	124	2,340
VF Corp.†	284	24,682
Whirlpool Corp.	8	1,063

		79,937

Consumer Services — 1.3%
H&R Block, Inc.(a)	23	551
McDonald’s Corp.†	45	8,546
Norwegian Cruise Line Holdings Ltd.
(Bermuda)*	134	7,365
Starbucks Corp.	15	1,115

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	200	$19,962

		37,539

Diversified Financials — 7.9%
Affiliated Managers Group, Inc.	40	4,284
American Express Co.	9	984
Berkshire Hathaway, Inc., Class B†*	201	40,379
BlackRock, Inc.†	109	46,583
Charles Schwab Corp. (The)	16	684
Discover Financial Services	175	12,453
E*TRADE Financial Corp.	45	2,089
Franklin Resources, Inc.†	273	9,047
Goldman Sachs Group, Inc. (The)†	275	52,797
Intercontinental Exchange, Inc.	9	685
Invesco Ltd. (Bermuda)	298	5,754
Moody’s Corp.†	72	13,038
Nasdaq, Inc.(a)	27	2,362
S&P Global, Inc.†	5	1,053
State Street Corp.†	166	10,924
Synchrony Financial	64	2,042
T Rowe Price Group, Inc.†	183	18,322

		223,480

Energy — 12.6%
Chevron Corp.†	435	53,583
ConocoPhillips†	900	60,066
Devon Energy Corp.	371	11,709
Exxon Mobil Corp.†	676	54,621
Halliburton Co.	367	10,753
HollyFrontier Corp.	138	6,799
Kinder Morgan, Inc.†	1,611	32,236
Marathon Oil Corp.	582	9,725
National Oilwell Varco, Inc.	275	7,326
Occidental Petroleum Corp.†	544	36,013
Phillips 66†	374	35,594
Schlumberger Ltd. (Curacao)†	861	37,514

		355,939

Food & Staples Retailing — 4.0%
Kroger Co. (The)†	2	49
Sysco Corp.†	364	24,301
Walgreens Boots Alliance, Inc.†	679	42,960
Walmart, Inc.†	458	44,669

		111,979

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.†	1,032	59,268

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.†	87	$3,752
Campbell Soup Co.	5	191
Coca-Cola Co. (The)	67	3,140
Constellation Brands, Inc., Class A†	138	24,196
General Mills, Inc.†(a)	430	22,252
Hershey Co. (The)	111	12,746
Hormel Foods Corp.(a)	8	358
Kraft Heinz Co. (The)†	304	9,926
McCormick & Co., Inc., non-voting shares(a)	96	14,460
PepsiCo, Inc.†	306	37,500
Philip Morris International, Inc.†	516	45,609
Tyson Foods, Inc., Class A†	7	486

		233,884

Health Care Equipment & Services — 8.2%
Abbott Laboratories	27	2,158
AmerisourceBergen Corp.	3	239
Anthem, Inc.†	47	13,488
Cardinal Health, Inc.	216	10,400
CVS Health Corp.	905	48,807
Danaher Corp.	79	10,430
HCA Healthcare, Inc.†	245	31,943
Henry Schein, Inc.(a)*	56	3,366
Humana, Inc.†	2	532
Laboratory Corp. of America Holdings†*	75	11,474
Medtronic PLC (Ireland)†	23	2,095
Quest Diagnostics, Inc.(a)	100	8,992
UnitedHealth Group, Inc.†	356	88,025
WellCare Health Plans, Inc.†*	2	540

		232,489

Household & Personal Products — 2.5%
Church & Dwight Co., Inc.	96	6,838
Clorox Co. (The)(a)	23	3,691
Colgate-Palmolive Co.†	35	2,399
Kimberly-Clark Corp.†	34	4,213
Procter & Gamble Co. (The)†	521	54,210

		71,351

Insurance — 3.2%
Aflac, Inc.	8	400
Allstate Corp. (The)	4	377
Aon PLC (United Kingdom)	143	24,410
Arthur J Gallagher & Co.	4	312

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	1	$95
Hartford Financial Services Group, Inc. (The)†	151	7,508
Loews Corp.	5	240
Marsh & McLennan Cos., Inc.†	379	35,588
Progressive Corp. (The)†	261	18,815
Torchmark Corp.(a)	1	82
Travelers Cos., Inc. (The)	3	411
Unum Group	58	1,962
Willis Towers Watson PLC (Ireland)	1	176

		90,376

Materials — 4.2%
Avery Dennison Corp.	64	7,232
Ball Corp.	238	13,771
Celanese Corp.	54	5,325
CF Industries Holdings, Inc.	26	1,063
DowDuPont, Inc.†	704	37,530
Eastman Chemical Co.	102	7,740
Ecolab, Inc.	4	706
FMC Corp.	22	1,690
International Paper Co.†	293	13,557
Mosaic Co. (The)†	70	1,912
Nucor Corp.†	252	14,704
Packaging Corp. of America	75	7,454
PPG Industries, Inc.	3	339
Sealed Air Corp.	112	5,159
Sherwin-Williams Co. (The)	1	431

		118,613

Media & Entertainment — 5.6%
Alphabet, Inc., Class A†*	61	71,790
Comcast Corp., Class A	96	3,838
Discovery, Inc., Class A(a)*	505	13,645
DISH Network Corp., Class A(a)*	188	5,958
Facebook, Inc., Class A†*	283	47,173
Interpublic Group of Cos., Inc. (The)	105	2,206
News Corp., Class A†	467	5,809
Omnicom Group, Inc.†	4	292
Viacom, Inc., Class B	113	3,172
Walt Disney Co. (The)†	42	4,663

		158,546

Pharmaceuticals, Biotechnology & Life Sciences — 17.6%
AbbVie, Inc.†	344	27,723
Amgen, Inc.†	349	66,303

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.†*	141	$33,330
Bristol-Myers Squibb Co.†	1,175	56,059
Celgene Corp.†*	503	47,453
Eli Lilly & Co.†	503	65,269
Gilead Sciences, Inc.†	20	1,300
Johnson & Johnson†	264	36,905
Merck & Co., Inc.†	697	57,969
Pfizer, Inc.†	2,435	103,414
Thermo Fisher Scientific, Inc.	4	1,095
Waters Corp.*	1	252

		497,072

Real Estate — 1.9%
Apartment Investment & Management Co., Class A, REIT	3	151
AvalonBay Communities, Inc., REIT	1	201
Boston Properties, Inc., REIT	2	268
CBRE Group, Inc., Class A*	246	12,165
Duke Realty Corp., REIT	14	428
Equity Residential, REIT	4	301
Federal Realty Investment Trust, REIT	1	138
Prologis, Inc., REIT	7	504
Realty Income Corp., REIT†(a)	218	16,036
Simon Property Group, Inc., REIT	4	729
UDR, Inc., REIT	7	318
Ventas, Inc., REIT	4	255
Welltower, Inc., REIT	274	21,262

		52,756

Retailing — 8.6%
Advance Auto Parts, Inc.†	28	4,775
Amazon.com, Inc.†*	46	81,914
AutoZone, Inc.*	10	10,241
Best Buy Co., Inc.	93	6,609
Booking Holdings, Inc.†*	15	26,174
Dollar General Corp.†	25	2,982
eBay, Inc.†	694	25,775
Foot Locker, Inc.(a)	42	2,545
Gap, Inc. (The)(a)	6	157
Genuine Parts Co.†	117	13,108
Home Depot, Inc. (The)†	19	3,646
Kohl’s Corp.	61	4,195
LKQ Corp.*	225	6,386
Macy’s, Inc.	169	4,061

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
O’Reilly Automotive, Inc.*	1	$388
Tiffany & Co.(a)	67	7,072
TJX Cos., Inc. (The)†	818	43,526
Tractor Supply Co.	4	391

		243,945

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.†	694	27,524
Intel Corp.	197	10,579
KLA-Tencor Corp.†	111	13,255
Lam Research Corp.†(a)	116	20,765
Microchip Technology, Inc.	72	5,973
Micron Technology, Inc.†*	560	23,145
Skyworks Solutions, Inc.	126	10,392
Texas Instruments, Inc.	17	1,803
Xilinx, Inc.	39	4,945

		118,381

Software & Services — 9.3%
Accenture PLC, Class A (Ireland)†	73	12,849
Automatic Data Processing, Inc.†	21	3,355
Cadence Design Systems, Inc.*	3	191
Cognizant Technology Solutions Corp., Class A	64	4,637
DXC Technology Co.†	204	13,119
International Business Machines Corp.†	556	78,452
Microsoft Corp.†	280	33,023
Paychex, Inc.	230	18,446
PayPal Holdings, Inc.†*	843	87,537
Visa, Inc., Class A†	38	5,935
Western Union Co. (The)	320	5,910

		263,454

Technology Hardware & Equipment — 10.1%
Amphenol Corp., Class A	17	1,605
Apple, Inc.†	1,020	193,749
Cisco Systems, Inc.†	78	4,211
Corning, Inc.†	13	430
F5 Networks, Inc.†*	9	1,412
FLIR Systems, Inc.	44	2,094
Hewlett Packard Enterprise Co.	397	6,126
HP, Inc.†	1,095	21,276
Juniper Networks, Inc.	57	1,509
Keysight Technologies, Inc.*	2	174
Motorola Solutions, Inc.†	130	18,255

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†	69	$4,784
Seagate Technology PLC (Ireland)†(a)	104	4,981
TE Connectivity Ltd. (Switzerland)†	244	19,703
Western Digital Corp.(a)	3	144
Xerox Corp.	177	5,660

		286,113

Telecommunication Services — 3.7%
AT&T, Inc.	122	3,826
CenturyLink, Inc.†(a)	777	9,316
Verizon Communications, Inc.†	1,561	92,302

		105,444

Transportation — 1.6%
American Airlines Group, Inc.†	8	254
CH Robinson Worldwide, Inc.	2	174
CSX Corp.†	562	42,049
Norfolk Southern Corp.	6	1,121
Southwest Airlines Co.	9	467
Union Pacific Corp.	12	2,006

		46,071

Utilities — 1.6%
AES Corp.	74	1,338
CenterPoint Energy, Inc.(a)	5	154
Dominion Energy, Inc.	187	14,335
DTE Energy Co.	2	249
Evergy, Inc.	180	10,449
Eversource Energy	4	284
Exelon Corp.	127	6,367
FirstEnergy Corp.†	2	83
NextEra Energy, Inc.	4	773
NRG Energy, Inc.†	238	10,110
PPL Corp.	4	127
Public Service Enterprise Group, Inc.	8	475

		44,744

TOTAL COMMON STOCKS (Cost $3,642,750)		3,979,340

TOTAL LONG POSITIONS - 140.7%		3,979,340

(Cost $3,642,750)

SHORT POSITIONS — (41.6)%
COMMON STOCKS — (41.6)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(57)	(4,531)
Ford Motor Co.	(983)	(8,631)

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Harley-Davidson, Inc.	(39)	$(1,391)

		(14,553)

Banks — (0.5)%
Citigroup, Inc.	(10)	(622)
Citizens Financial Group, Inc.	(66)	(2,145)
Fifth Third Bancorp	(116)	(2,926)
KeyCorp.	(232)	(3,654)
Regions Financial Corp.	(259)	(3,665)
Wells Fargo & Co.	(6)	(290)

		(13,302)

Capital Goods — (2.0)%
Deere & Co.	(21)	(3,357)
Fastenal Co.	(71)	(4,566)
General Electric Co.	(1,611)	(16,094)
Harris Corp.	(30)	(4,791)
Jacobs Engineering Group, Inc.	(34)	(2,556)
PACCAR, Inc.	(23)	(1,567)
Parker-Hannifin Corp.	(7)	(1,201)
Rockwell Automation, Inc.	(29)	(5,088)
United Rentals, Inc.*	(19)	(2,171)
United Technologies Corp.	(110)	(14,178)
Xylem, Inc.	(17)	(1,344)

		(56,913)

Commercial & Professional Services — (0.8)%
Copart, Inc.*	(63)	(3,817)
Equifax, Inc.	(31)	(3,673)
IHS Markit Ltd. (Bermuda)*	(100)	(5,438)
Rollins, Inc.	(82)	(3,413)
Verisk Analytics, Inc.	(42)	(5,586)

		(21,927)

Consumer Durables & Apparel — (0.9)%
DR Horton, Inc.	(95)	(3,931)
Mohawk Industries, Inc.*	(17)	(2,145)
NIKE, Inc., Class B	(213)	(17,937)
PulteGroup, Inc.	(71)	(1,985)

		(25,998)

Consumer Services — (1.4)%
Carnival Corp. (Panama)	(119)	(6,036)
Chipotle Mexican Grill, Inc.*	(7)	(4,972)
Hilton Worldwide Holdings, Inc.	(72)	(5,984)
Marriott International, Inc., Class A	(81)	(10,132)
MGM Resorts International	(134)	(3,438)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	(51)	$(5,846)
Wynn Resorts Ltd.	(27)	(3,222)

		(39,630)

Diversified Financials — (1.3)%
Ameriprise Financial, Inc.	(35)	(4,483)
Bank of New York Mellon Corp. (The)	(77)	(3,883)
Capital One Financial Corp.	(107)	(8,741)
Cboe Global Markets, Inc.	(28)	(2,672)
CME Group, Inc.	(52)	(8,558)
Morgan Stanley	(148)	(6,246)
MSCI, Inc.	(3)	(597)
Northern Trust Corp.	(19)	(1,718)
Raymond James Financial, Inc.	(6)	(482)

		(37,380)

Energy — (3.2)%
Anadarko Petroleum Corp.	(122)	(5,549)
Apache Corp.	(96)	(3,327)
Cabot Oil & Gas Corp.	(108)	(2,819)
Cimarex Energy Co.	(24)	(1,678)
Concho Resources, Inc.	(51)	(5,659)
Diamondback Energy, Inc.	(41)	(4,163)
EOG Resources, Inc.	(146)	(13,896)
Helmerich & Payne, Inc.	(28)	(1,556)
Hess Corp.	(70)	(4,216)
Marathon Petroleum Corp.	(171)	(10,234)
Noble Energy, Inc.	(120)	(2,968)
ONEOK, Inc.	(105)	(7,333)
Pioneer Natural Resources Co.	(40)	(6,091)
TechnipFMC PLC (United Kingdom)	(112)	(2,634)
Valero Energy Corp.	(102)	(8,653)
Williams Cos., Inc. (The)	(307)	(8,817)

		(89,593)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(43)	(10,412)

Food, Beverage & Tobacco — (1.1)%
Brown-Forman Corp., Class B	(122)	(6,439)
Conagra Brands, Inc.	(121)	(3,357)
JM Smucker Co. (The)	(7)	(815)
Kellogg Co.	(79)	(4,533)
Lamb Weston Holdings, Inc.	(36)	(2,698)
Molson Coors Brewing Co., Class B	(54)	(3,221)
Mondelez International, Inc., Class A	(47)	(2,346)

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	(137)	$(7,477)

		(30,886)

Health Care Equipment & Services — (4.7)%
ABIOMED, Inc.*	(11)	(3,141)
Align Technology, Inc.*	(19)	(5,402)
Baxter International, Inc.	(125)	(10,164)
Becton Dickinson and Co.	(50)	(12,486)
Boston Scientific Corp.*	(348)	(13,356)
Centene Corp.*	(83)	(4,407)
Cerner Corp.*	(86)	(4,920)
Cigna Corp.	(95)	(15,278)
Cooper Cos., Inc. (The)	(11)	(3,258)
DaVita, Inc.*	(42)	(2,280)
DENTSPLY SIRONA, Inc.	(57)	(2,827)
Edwards Lifesciences Corp.*	(52)	(9,949)
Hologic, Inc.*	(69)	(3,340)
IDEXX Laboratories, Inc.*	(22)	(4,919)
Intuitive Surgical, Inc.*	(20)	(11,412)
McKesson Corp.	(40)	(4,682)
ResMed, Inc.	(36)	(3,743)
Teleflex, Inc.	(11)	(3,324)
Universal Health Services, Inc., Class B	(24)	(3,210)
Varian Medical Systems, Inc.*	(23)	(3,260)
Zimmer Biomet Holdings, Inc.	(51)	(6,513)

		(131,871)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(189)	(2,173)
Estee Lauder Cos., Inc. (The), Class A	(48)	(7,946)

		(10,119)

Insurance — (1.1)%
American International Group, Inc.	(179)	(7,708)
Brighthouse Financial, Inc.*	(30)	(1,089)
Chubb Ltd. (Switzerland)	(52)	(7,284)
Cincinnati Financial Corp.	(19)	(1,632)
Everest Re Group Ltd. (Bermuda)	(10)	(2,160)
Lincoln National Corp.	(19)	(1,115)
MetLife, Inc.	(249)	(10,600)
Principal Financial Group, Inc.	(1)	(50)

		(31,638)

Materials — (2.0)%
Air Products & Chemicals, Inc.	(54)	(10,312)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.	(26)	$(2,131)
Freeport-McMoRan, Inc.	(358)	(4,615)
International Flavors & Fragrances, Inc.	(28)	(3,606)
Linde PLC (Ireland)	(104)	(18,297)
LyondellBasell Industries NV, Class A
(Netherlands)	(93)	(7,819)
Martin Marietta Materials, Inc.	(10)	(2,012)
Newmont Mining Corp.	(133)	(4,757)
Vulcan Materials Co.	(2)	(237)
Westrock Co.	(62)	(2,378)

		(56,164)

Media & Entertainment — (1.5)%
Activision Blizzard, Inc.	(176)	(8,013)
CBS Corp., Class B, non-voting shares	(94)	(4,468)
Charter Communications, Inc., Class A*	(46)	(15,958)
Electronic Arts, Inc.*	(42)	(4,268)
Netflix, Inc.*	(3)	(1,070)
Take-Two Interactive Software, Inc.*	(29)	(2,737)
TripAdvisor, Inc.*	(35)	(1,801)
Twitter, Inc.*	(165)	(5,425)

		(43,740)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(81)	(6,511)
Alexion Pharmaceuticals, Inc.*	(30)	(4,055)
Allergan PLC (Ireland)	(85)	(12,445)
Illumina, Inc.*	(36)	(11,185)
Incyte Corp.*	(55)	(4,731)
IQVIA Holdings, Inc.*	(51)	(7,336)
Mettler-Toledo International, Inc.*	(6)	(4,338)
Mylan NV (Netherlands)*	(62)	(1,757)
Nektar Therapeutics*	(43)	(1,445)
PerkinElmer, Inc.	(28)	(2,698)
Perrigo Co. PLC (Ireland)	(35)	(1,686)
Regeneron Pharmaceuticals, Inc.*	(26)	(10,676)
Vertex Pharmaceuticals, Inc.*	(66)	(12,141)
Zoetis, Inc.	(118)	(11,879)

		(92,883)

Real Estate — (3.6)%
Alexandria Real Estate Equities, Inc., REIT	(28)	(3,992)
American Tower Corp., REIT	(112)	(22,071)

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(105)	$(13,440)
Digital Realty Trust, Inc., REIT	(52)	(6,188)
Equinix, Inc., REIT	(20)	(9,063)
Essex Property Trust, Inc., REIT	(17)	(4,917)
Extra Space Storage, Inc., REIT	(31)	(3,159)
HCP, Inc., REIT	(20)	(626)
Host Hotels & Resorts, Inc., REIT	(183)	(3,459)
Iron Mountain, Inc., REIT	(72)	(2,553)
Kimco Realty Corp., REIT	(107)	(1,979)
Macerich Co. (The), REIT	(35)	(1,517)
Mid-America Apartment Communities, Inc., REIT	(9)	(984)
Public Storage, REIT	(44)	(9,582)
Regency Centers Corp., REIT	(42)	(2,835)
SBA Communications Corp., REIT*	(29)	(5,790)
SL Green Realty Corp., REIT	(13)	(1,169)
Vornado Realty Trust, REIT	(48)	(3,237)
Weyerhaeuser Co., REIT	(184)	(4,847)

		(101,408)

Retailing — (1.8)%
CarMax, Inc.*	(43)	(3,001)
Dollar Tree, Inc.*	(59)	(6,197)
Expedia Group, Inc.	(40)	(4,760)
L Brands, Inc.	(1)	(28)
Lowe’s Cos., Inc.	(195)	(21,347)
Nordstrom, Inc.	(39)	(1,731)
Ross Stores, Inc.	(89)	(8,286)
Target Corp.	(32)	(2,568)
Ulta Beauty, Inc.*	(13)	(4,533)

		(52,451)

Semiconductors & Semiconductor Equipment — (3.3)%
Advanced Micro Devices, Inc.*	(300)	(7,656)
Analog Devices, Inc.	(91)	(9,580)
Broadcom, Inc.	(84)	(25,260)
Maxim Integrated Products, Inc.	(70)	(3,722)
NVIDIA Corp.	(157)	(28,191)
Qorvo, Inc.*	(28)	(2,008)
QUALCOMM, Inc.	(301)	(17,166)

		(93,583)

Software & Services — (3.7)%
Adobe, Inc.*	(24)	(6,396)
Akamai Technologies, Inc.*	(40)	(2,868)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	(12)	$(2,100)
ANSYS, Inc.*	(20)	(3,654)
Autodesk, Inc.*	(32)	(4,986)
Broadridge Financial Solutions, Inc.	(28)	(2,903)
Citrix Systems, Inc.	(34)	(3,388)
Fidelity National Information Services, Inc.	(36)	(4,072)
Fiserv, Inc.*	(102)	(9,005)
FleetCor Technologies, Inc.*	(16)	(3,945)
Fortinet, Inc.*	(42)	(3,527)
Gartner, Inc.*	(23)	(3,489)
Global Payments, Inc.	(41)	(5,597)
Intuit, Inc.	(41)	(10,718)
Jack Henry & Associates, Inc.	(7)	(971)
Mastercard, Inc., Class A	(6)	(1,413)
Oracle Corp.	(81)	(4,350)
Red Hat, Inc.*	(47)	(8,587)
salesforce.com, Inc.*	(26)	(4,118)
Symantec Corp.	(160)	(3,678)
Synopsys, Inc.*	(38)	(4,376)
Total System Services, Inc.	(45)	(4,275)
VeriSign, Inc.*	(31)	(5,628)

		(104,044)

Technology Hardware & Equipment — (0.1)%
IPG Photonics Corp.*	(14)	(2,125)

Transportation — (1.4)%
Alaska Air Group, Inc.	(30)	(1,684)
Delta Air Lines, Inc.	(19)	(981)
FedEx Corp.	(12)	(2,177)
JB Hunt Transport Services, Inc.	(27)	(2,735)
Kansas City Southern	(27)	(3,131)
United Continental Holdings, Inc.*	(67)	(5,345)
United Parcel Service, Inc., Class B	(202)	(22,571)

		(38,624)

Utilities — (2.7)%
Alliant Energy Corp.	(60)	(2,828)
Ameren Corp.	(33)	(2,427)
American Electric Power Co., Inc.	(124)	(10,385)
American Water Works Co., Inc.	(11)	(1,147)
Atmos Energy Corp.	(29)	(2,985)
CMS Energy Corp.	(71)	(3,943)
Consolidated Edison, Inc.	(81)	(6,870)
Duke Energy Corp.	(11)	(990)

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	(81)	$(5,016)
Entergy Corp.	(47)	(4,495)
NiSource, Inc.	(93)	(2,665)
Pinnacle West Capital Corp.	(27)	(2,581)
Sempra Energy	(65)	(8,181)
Southern Co. (The)	(185)	(9,561)
WEC Energy Group, Inc.	(77)	(6,089)
Xcel Energy, Inc.	(127)	(7,139)

		(77,302)

TOTAL COMMON STOCKS (Proceeds $1,175,726)		(1,176,546)

TOTAL SECURITIES SOLD SHORT - (41.6)%		(1,176,546)

(Proceeds $1,175,726)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		24,916

NET ASSETS - 100.0%		$2,827,710

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	5	$397
BorgWarner, Inc.	117	4,494
Ford Motor Co.	82	720
General Motors Co.	442	16,398
Harley-Davidson, Inc.	4	143

		22,152

Banks — 1.0%
Bank of America Corp.	142	3,918
BB&T Corp.	12	558
Citigroup, Inc.	34	2,115
Citizens Financial Group, Inc.	9	292
Comerica, Inc.	3	220
Fifth Third Bancorp	10	252
First Republic Bank	3	301
Huntington Bancshares, Inc.	20	254
JPMorgan Chase & Co.	68	6,884
KeyCorp.	15	236
M&T Bank Corp.	2	314
People’s United Financial, Inc.	7	115
PNC Financial Services Group, Inc. (The)	7	859
Regions Financial Corp.	17	241
SunTrust Banks, Inc.	250	14,812
SVB Financial Group*	2	445
US Bancorp	24	1,157
Wells Fargo & Co.	71	3,431
Zions Bancorp NA	3	136

		36,540

Capital Goods — 11.5%
3M Co.	142	29,505
A.O. Smith Corp.	96	5,119
Allegion PLC (Ireland)	2	181
AMETEK, Inc.	5	415
Arconic, Inc.	272	5,198
Boeing Co. (The)	12	4,577
Caterpillar, Inc.	13	1,761
Cummins, Inc.	90	14,208
Deere & Co.	5	799
Dover Corp.	85	7,973
Eaton Corp. PLC (Ireland)	243	19,576
Emerson Electric Co.	89	6,094
Fastenal Co.	6	386
Flowserve Corp.	4	181
Fluor Corp.	77	2,834

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	197	$16,526
Fortune Brands Home & Security, Inc.	80	3,809
General Dynamics Corp.	162	27,423
General Electric Co.	124	1,239
Harris Corp.	2	319
Honeywell International, Inc.	415	65,952
Huntington Ingalls Industries, Inc.	25	5,180
Illinois Tool Works, Inc.	7	1,005
Ingersoll-Rand PLC (Ireland)	138	14,897
Jacobs Engineering Group, Inc.	3	226
Johnson Controls International PLC (Ireland)	383	14,148
L3 Technologies, Inc.	25	5,159
Lockheed Martin Corp.	158	47,425
Masco Corp.	170	6,683
Northrop Grumman Corp.	96	25,882
PACCAR, Inc.	5	341
Parker-Hannifin Corp.	3	515
Pentair PLC (Ireland)	4	178
Quanta Services, Inc.	3	113
Raytheon Co.	160	29,133
Rockwell Automation, Inc.	2	351
Roper Technologies, Inc.	2	684
Snap-on, Inc.	17	2,661
Stanley Black & Decker, Inc.	85	11,574
Textron, Inc.	4	203
TransDigm Group, Inc.*	30	13,620
United Rentals, Inc.*	2	228
United Technologies Corp.	18	2,320
Wabtec Corp.	54	3,981
WW Grainger, Inc.	2	602
Xylem, Inc.	3	237

		401,421

Commercial & Professional Services — 0.3%
Cintas Corp.	2	404
Copart, Inc.*	4	242
Equifax, Inc.	2	237
IHS Markit Ltd. (Bermuda)*	6	326
Nielsen Holdings PLC (United Kingdom)	54	1,278
Republic Services, Inc.	6	482
Robert Half International, Inc.	68	4,431
Rollins, Inc.	6	250
Verisk Analytics, Inc.	3	399

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	8	$831

		8,880

Consumer Durables & Apparel — 1.8%
Capri Holdings Ltd. (British Virgin Islands)*	85	3,889
DR Horton, Inc.	6	248
Garmin Ltd. (Switzerland)	107	9,239
Hanesbrands, Inc.	203	3,630
Hasbro, Inc.	2	170
Leggett & Platt, Inc.	73	3,082
Lennar Corp., Class A	45	2,209
Mattel, Inc.*	193	2,509
Mohawk Industries, Inc.*	2	252
Newell Brands, Inc.	237	3,636
NIKE, Inc., Class B	32	2,695
PulteGroup, Inc.	5	140
PVH Corp.	42	5,122
Ralph Lauren Corp.	1	130
Tapestry, Inc.	163	5,296
Under Armour, Inc., Class C*	8	151
VF Corp.	222	19,294
Whirlpool Corp.	7	930

		62,622

Consumer Services — 0.9%
Carnival Corp. (Panama)	15	761
Chipotle Mexican Grill, Inc.*	2	1,421
Darden Restaurants, Inc.	2	243
H&R Block, Inc.	29	694
Hilton Worldwide Holdings, Inc.	6	499
Marriott International, Inc., Class A	8	1,001
McDonald’s Corp.	15	2,848
MGM Resorts International	8	205
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	97	5,331
Royal Caribbean Cruises Ltd. (Liberia)	5	573
Starbucks Corp.	19	1,412
Wynn Resorts Ltd.	2	239
Yum! Brands, Inc.	177	17,666

		32,893

Diversified Financials — 4.9%
Affiliated Managers Group, Inc.	32	3,428
American Express Co.	12	1,312

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	2	$256
Bank of New York Mellon Corp. (The)	14	706
Berkshire Hathaway, Inc., Class B*	219	43,995
BlackRock, Inc.	90	38,463
Capital One Financial Corp.	7	572
Cboe Global Markets, Inc.	2	191
Charles Schwab Corp. (The)	19	812
CME Group, Inc.	7	1,152
Discover Financial Services	102	7,258
E*TRADE Financial Corp.	4	186
Franklin Resources, Inc.	133	4,408
Goldman Sachs Group, Inc. (The)	215	41,278
Intercontinental Exchange, Inc.	11	838
Invesco Ltd. (Bermuda)	231	4,461
Moody’s Corp.	3	543
Morgan Stanley	26	1,097
MSCI, Inc.	2	398
Nasdaq, Inc.	3	262
Northern Trust Corp.	4	362
Raymond James Financial, Inc.	2	161
S&P Global, Inc.	5	1,053
State Street Corp.	34	2,238
Synchrony Financial	14	447
T Rowe Price Group, Inc.	136	13,616

		169,493

Energy — 8.0%
Anadarko Petroleum Corp.	10	455
Apache Corp.	7	243
Cabot Oil & Gas Corp.	8	209
Chevron Corp.	327	40,280
Cimarex Energy Co.	1	70
Concho Resources, Inc.	2	222
ConocoPhillips	651	43,448
Devon Energy Corp.	289	9,121
Diamondback Energy, Inc.	2	203
EOG Resources, Inc.	8	761
Exxon Mobil Corp.	501	40,481
Halliburton Co.	302	8,849
Helmerich & Payne, Inc.	2	111
Hess Corp.	7	422
HollyFrontier Corp.	98	4,828
Kinder Morgan, Inc.	1,269	25,393
Marathon Oil Corp.	458	7,653
Marathon Petroleum Corp.	15	898

The accompanying notes are an integral part of the financial statements.

70

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	215	$5,728
Noble Energy, Inc.	9	223
Occidental Petroleum Corp.	423	28,003
ONEOK, Inc.	5	349
Phillips 66	260	24,744
Pioneer Natural Resources Co.	2	305
Schlumberger Ltd. (Curacao)	776	33,810
TechnipFMC PLC (United Kingdom)	9	212
Valero Energy Corp.	8	679
Williams Cos., Inc. (The)	17	488

		278,188

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	7	1,695
Kroger Co. (The)	17	418
Sysco Corp.	292	19,494
Walgreens Boots Alliance, Inc.	529	33,470
Walmart, Inc.	565	55,104

		110,181

Food, Beverage & Tobacco — 6.4%
Altria Group, Inc.	1,054	60,531
Archer-Daniels-Midland Co.	21	906
Brown-Forman Corp., Class B	7	369
Campbell Soup Co.	6	229
Coca-Cola Co. (The)	83	3,889
Conagra Brands, Inc.	9	250
Constellation Brands, Inc., Class A	107	18,760
General Mills, Inc.	335	17,336
Hershey Co. (The)	118	13,550
Hormel Foods Corp.	10	448
JM Smucker Co. (The)	2	233
Kellogg Co.	7	402
Kraft Heinz Co. (The)	312	10,187
Lamb Weston Holdings, Inc.	3	225
McCormick & Co., Inc., non-voting shares	73	10,996
Molson Coors Brewing Co., Class B	4	239
Mondelez International, Inc., Class A	27	1,348
Monster Beverage Corp.*	8	437
PepsiCo, Inc.	312	38,236
Philip Morris International, Inc.	483	42,692
Tyson Foods, Inc., Class A	8	555

		221,818

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 6.0%
Abbott Laboratories	34	$2,717
ABIOMED, Inc.*	1	286
Align Technology, Inc.*	1	284
AmerisourceBergen Corp.	4	318
Anthem, Inc.	6	1,722
Baxter International, Inc.	10	813
Becton Dickinson and Co.	4	999
Boston Scientific Corp.*	22	844
Cardinal Health, Inc.	168	8,089
Centene Corp.*	9	478
Cerner Corp.*	5	286
Cigna Corp.	6	965
Cooper Cos., Inc. (The)	2	592
CVS Health Corp.	726	39,153
Danaher Corp.	98	12,938
DaVita, Inc.*	3	163
DENTSPLY SIRONA, Inc.	4	198
Edwards Lifesciences Corp.*	3	574
HCA Healthcare, Inc.	192	25,033
Henry Schein, Inc.*	3	180
Hologic, Inc.*	4	194
Humana, Inc.	2	532
IDEXX Laboratories, Inc.*	1	224
Intuitive Surgical, Inc.*	3	1,712
Laboratory Corp. of America Holdings*	58	8,873
McKesson Corp.	4	468
Medtronic PLC (Ireland)	28	2,550
Quest Diagnostics, Inc.	77	6,924
ResMed, Inc.	2	208
Stryker Corp.	6	1,185
Teleflex, Inc.	1	302
UnitedHealth Group, Inc.	349	86,294
Universal Health Services, Inc., Class B	2	268
Varian Medical Systems, Inc.*	2	283
WellCare Health Plans, Inc.*	2	540
Zimmer Biomet Holdings, Inc.	4	511

		207,700

Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	8	570
Clorox Co. (The)	2	321
Colgate-Palmolive Co.	19	1,302
Coty, Inc., Class A	11	126

The accompanying notes are an integral part of the financial statements.

71

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	8	$1,324
Kimberly-Clark Corp.	8	991
Procter & Gamble Co. (The)	255	26,533

		31,167

Insurance — 1.9%
Aflac, Inc.	11	549
Allstate Corp. (The)	5	471
American International Group, Inc.	14	603
Aon PLC (United Kingdom)	135	23,044
Arthur J Gallagher & Co.	4	312
Assurant, Inc.	2	190
Brighthouse Financial, Inc.*	2	73
Chubb Ltd. (Switzerland)	7	981
Cincinnati Financial Corp.	3	258
Everest Re Group Ltd. (Bermuda)	2	432
Hartford Financial Services Group, Inc. (The)	137	6,812
Lincoln National Corp.	3	176
Loews Corp.	6	288
Marsh & McLennan Cos., Inc.	283	26,574
MetLife, Inc.	14	596
Principal Financial Group, Inc.	4	201
Progressive Corp. (The)	60	4,325
Prudential Financial, Inc.	7	643
Torchmark Corp.	2	164
Travelers Cos., Inc. (The)	4	549
Unum Group	4	135
Willis Towers Watson PLC (Ireland)	2	351

		67,727

Materials — 2.5%
Air Products & Chemicals, Inc.	5	955
Albemarle Corp.	3	246
Avery Dennison Corp.	49	5,537
Ball Corp.	177	10,241
Celanese Corp.	9	887
CF Industries Holdings, Inc.	4	164
DowDuPont, Inc.	515	27,455
Eastman Chemical Co.	79	5,995
Ecolab, Inc.	5	883
FMC Corp.	3	230
Freeport-McMoRan, Inc.	30	387
International Flavors & Fragrances, Inc.	1	129

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	228	$10,550
Linde PLC (Ireland)	7	1,232
LyondellBasell Industries NV, Class A (Netherlands)	8	673
Martin Marietta Materials, Inc.	2	402
Mosaic Co. (The)	9	246
Newmont Mining Corp.	10	358
Nucor Corp.	176	10,270
Packaging Corp. of America	53	5,267
PPG Industries, Inc.	4	451
Sealed Air Corp.	88	4,053
Sherwin-Williams Co. (The)	2	861
Vulcan Materials Co.	2	237
Westrock Co.	6	230

		87,939

Media & Entertainment — 5.6%
Activision Blizzard, Inc.	16	728
Alphabet, Inc., Class A*	90	105,920
CBS Corp., Class B, non-voting shares	7	333
Charter Communications, Inc., Class A*	4	1,388
Comcast Corp., Class A	92	3,678
Discovery, Inc., Class A*	398	10,754
DISH Network Corp., Class A*	57	1,806
Electronic Arts, Inc.*	6	610
Facebook, Inc., Class A*	352	58,675
Fox Corp., Class A*	13	477
Interpublic Group of Cos., Inc. (The)	7	147
Netflix, Inc.*	6	2,139
News Corp., Class A	328	4,080
Omnicom Group, Inc.	4	292
Take-Two Interactive Software, Inc.*	1	94
TripAdvisor, Inc.*	2	103
Twitter, Inc.*	11	362
Viacom, Inc., Class B	8	225
Walt Disney Co. (The)	31	3,442

		195,253

Pharmaceuticals, Biotechnology & Life Sciences — 13.7%
AbbVie, Inc.	257	20,711
Agilent Technologies, Inc.	5	402
Alexion Pharmaceuticals, Inc.*	3	406
Allergan PLC (Ireland)	6	878
Amgen, Inc.	348	66,113

The accompanying notes are an integral part of the financial statements.

72

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	111	$26,238
Bristol-Myers Squibb Co.	916	43,702
Celgene Corp.*	393	37,076
Eli Lilly & Co.	500	64,880
Gilead Sciences, Inc.	26	1,690
Illumina, Inc.*	2	621
Incyte Corp.*	3	258
IQVIA Holdings, Inc.*	3	432
Johnson & Johnson	321	44,873
Merck & Co., Inc.	721	59,966
Mettler-Toledo International, Inc.*	1	723
Mylan NV (Netherlands)*	9	255
Nektar Therapeutics*	4	134
PerkinElmer, Inc.	2	193
Perrigo Co. PLC (Ireland)	2	96
Pfizer, Inc.	2,488	105,665
Regeneron Pharmaceuticals, Inc.*	2	821
Thermo Fisher Scientific, Inc.	5	1,369
Vertex Pharmaceuticals, Inc.*	3	552
Waters Corp.*	1	252
Zoetis, Inc.	10	1,007

		479,313

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	2	285
American Tower Corp., REIT	7	1,379
Apartment Investment & Management Co., Class A, REIT	3	151
AvalonBay Communities, Inc., REIT	2	401
Boston Properties, Inc., REIT	3	402
CBRE Group, Inc., Class A*	192	9,494
Crown Castle International Corp., REIT	5	640
Digital Realty Trust, Inc., REIT	4	476
Duke Realty Corp., REIT	6	183
Equinix, Inc., REIT	1	453
Equity Residential, REIT	6	452
Essex Property Trust, Inc., REIT	1	289
Extra Space Storage, Inc., REIT	3	306
Federal Realty Investment Trust, REIT	1	138
HCP, Inc., REIT	7	219
Host Hotels & Resorts, Inc., REIT	14	265

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT	5	$177
Kimco Realty Corp., REIT	6	111
Macerich Co. (The), REIT	2	87
Mid-America Apartment Communities,
Inc., REIT	2	219
Prologis, Inc., REIT	9	648
Public Storage, REIT	3	653
Realty Income Corp., REIT	171	12,579
Regency Centers Corp., REIT	4	270
SBA Communications Corp., REIT*	1	200
Simon Property Group, Inc., REIT	6	1,093
SL Green Realty Corp., REIT	1	90
UDR, Inc., REIT	4	182
Ventas, Inc., REIT	5	319
Vornado Realty Trust, REIT	3	202
Welltower, Inc., REIT	215	16,684
Weyerhaeuser Co., REIT	15	395

		49,442

Retailing — 6.5%
Advance Auto Parts, Inc.	1	171
Amazon.com, Inc.*	63	112,187
AutoZone, Inc.*	6	6,145
Best Buy Co., Inc.	78	5,543
Booking Holdings, Inc.*	6	10,469
CarMax, Inc.*	4	279
Dollar General Corp.	29	3,460
Dollar Tree, Inc.*	5	525
eBay, Inc.	539	20,018
Expedia Group, Inc.	2	238
Foot Locker, Inc.	2	121
Gap, Inc. (The)	7	183
Genuine Parts Co.	83	9,298
Home Depot, Inc. (The)	23	4,413
Kohl’s Corp.	3	206
L Brands, Inc.	5	138
LKQ Corp.*	177	5,023
Lowe’s Cos., Inc.	17	1,861
Macy’s, Inc.	173	4,157
Nordstrom, Inc.	3	133
O’Reilly Automotive, Inc.*	2	777
Ross Stores, Inc.	8	745
Target Corp.	10	803
Tiffany & Co.	44	4,644
TJX Cos., Inc. (The)	650	34,586

The accompanying notes are an integral part of the financial statements.

73

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.	2	$196
Ulta Beauty, Inc.*	2	697

		227,016

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	20	510
Analog Devices, Inc.	8	842
Applied Materials, Inc.	530	21,020
Broadcom, Inc.	5	1,504
Intel Corp.	93	4,994
KLA-Tencor Corp.	85	10,150
Lam Research Corp.	76	13,605
Maxim Integrated Products, Inc.	4	213
Microchip Technology, Inc.	4	332
Micron Technology, Inc.*	186	7,687
NVIDIA Corp.	8	1,436
Qorvo, Inc.*	2	143
QUALCOMM, Inc.	25	1,426
Skyworks Solutions, Inc.	98	8,083
Texas Instruments, Inc.	20	2,121
Xilinx, Inc.	4	507

		74,573

Software & Services — 7.3%
Accenture PLC, Class A (Ireland)	16	2,816
Adobe, Inc.*	7	1,865
Akamai Technologies, Inc.*	3	215
Alliance Data Systems Corp.	2	350
ANSYS, Inc.*	2	365
Autodesk, Inc.*	3	467
Automatic Data Processing, Inc.	10	1,597
Broadridge Financial Solutions, Inc.	3	311
Cadence Design Systems, Inc.*	4	254
Citrix Systems, Inc.	2	199
Cognizant Technology Solutions Corp., Class A	79	5,724
DXC Technology Co.	158	10,161
Fidelity National Information Services, Inc.	6	679
Fiserv, Inc.*	6	530
FleetCor Technologies, Inc.*	2	493
Fortinet, Inc.*	2	168
Gartner, Inc.*	2	303
Global Payments, Inc.	2	273
International Business Machines Corp.	509	71,820

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	6	$1,568
Jack Henry & Associates, Inc.	2	277
Mastercard, Inc., Class A	16	3,767
Microsoft Corp.	394	46,468
Oracle Corp.	79	4,243
Paychex, Inc.	199	15,960
PayPal Holdings, Inc.*	659	68,431
Red Hat, Inc.*	2	365
salesforce.com, Inc.*	10	1,584
Symantec Corp.	11	253
Synopsys, Inc.*	2	230
Total System Services, Inc.	4	380
VeriSign, Inc.*	2	363
Visa, Inc., Class A	46	7,185
Western Union Co. (The)	249	4,599

		254,263

Technology Hardware & Equipment — 7.6%
Amphenol Corp., Class A	6	567
Apple, Inc.	1,093	207,615
Arista Networks, Inc.*	1	314
Cisco Systems, Inc.	94	5,075
Corning, Inc.	16	530
F5 Networks, Inc.*	1	157
FLIR Systems, Inc.	20	952
Hewlett Packard Enterprise Co.	29	447
HP, Inc.	862	16,749
IPG Photonics Corp.*	1	152
Juniper Networks, Inc.	7	185
Keysight Technologies, Inc.*	3	262
Motorola Solutions, Inc.	92	12,919
NetApp, Inc.	5	347
Seagate Technology PLC (Ireland)	8	383
TE Connectivity Ltd. (Switzerland)	191	15,423
Western Digital Corp.	6	288
Xerox Corp.	138	4,413

		266,778

Telecommunication Services — 3.4%
AT&T, Inc.	152	4,766
CenturyLink, Inc.	606	7,266
Verizon Communications, Inc.	1,806	106,789

		118,821

Transportation — 1.3%
Alaska Air Group, Inc.	2	112

The accompanying notes are an integral part of the financial statements.

74

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.	9	$286
CH Robinson Worldwide, Inc.	3	261
CSX Corp.	468	35,016
Delta Air Lines, Inc.	13	671
Expeditors International of Washington, Inc.	4	304
FedEx Corp.	6	1,088
JB Hunt Transport Services, Inc.	3	304
Kansas City Southern	2	232
Norfolk Southern Corp.	5	934
Southwest Airlines Co.	11	571
Union Pacific Corp.	16	2,675
United Continental Holdings, Inc.*	6	479
United Parcel Service, Inc., Class B	18	2,011

		44,944

Utilities — 0.8%
AES Corp.	92	1,662
Alliant Energy Corp.	4	189
Ameren Corp.	4	294
American Electric Power Co., Inc.	7	586
American Water Works Co., Inc.	2	209
Atmos Energy Corp.	1	103
CenterPoint Energy, Inc.	7	215
CMS Energy Corp.	4	222
Consolidated Edison, Inc.	4	339
Dominion Energy, Inc.	12	920
DTE Energy Co.	3	374
Duke Energy Corp.	10	900
Edison International	4	248

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	3	$287
Evergy, Inc.	141	8,185
Eversource Energy	5	355
Exelon Corp.	14	702
FirstEnergy Corp.	11	458
NextEra Energy, Inc.	6	1,160
NiSource, Inc.	6	172
NRG Energy, Inc.	169	7,179
Pinnacle West Capital Corp.	2	191
PPL Corp.	11	349
Public Service Enterprise Group, Inc.	10	594
Sempra Energy	3	378
Southern Co. (The)	22	1,137
WEC Energy Group, Inc.	7	554
Xcel Energy, Inc.	8	450

		28,412

TOTAL COMMON STOCKS - 99.6% (Cost $3,130,978)		3,477,536

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		15,444

NET ASSETS - 100.0%		$3,492,980

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

75

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 105.1%
Gotham Enhanced Index Plus Fund	26,574	$316,227
Gotham Enhanced S&P 500 Index Fund	27,972	316,079
Gotham Index Plus All-Cap Fund	30,645	316,874
Gotham Index Plus Fund	21,727	316,132

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,266,103)		1,265,312

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%		(60,885)

NET ASSETS - 100.0%		$1,204,427

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

76

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2019

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,488,497,383	$4,065,663	$4,563,021
Cash	6,771,166	5,869	2,003
Deposits with brokers for securities sold short	207,697,331	42,928	46,387
Securities lending cash collateral	—	—	23,426
Receivables:
Investments sold	19,856,531	80,046	108,155
Capital shares sold	1,483,201	—	—
Dividends and interest	1,699,797	2,935	4,952
Investment Adviser.	—	7,991	7,671
Prepaid expenses and other assets	186,281	540	457

Total assets	1,726,191,690	4,205,972	4,756,072

Liabilities
Securities sold short, at value[4]	709,155,396	1,683,764	1,311,649
Payables:
Securities lending cash collateral	202,343,021	—	23,426
Investments purchased	23,959,705	80,139	107,894
Dividends and fees on securities sold short	1,043,645	1,132	936
Capital shares redeemed.	4,112,390	—	—
Investment Adviser.	626,763	—	—
Administration and accounting fees	125,564	16,493	10,872
Distribution fees	4,565	—	—
Accrued expenses	8,892	29,630	31,226

Total liabilities.	941,379,941	1,811,158	1,486,003

Net Assets	$784,811,749	$2,394,814	$3,270,069

Net Assets Consisted of:
Capital stock, $0.01 par value	$539,262	$2,316	$2,748
Paid-in capital	746,202,298	2,337,326	2,904,132
Total distributable earnings	38,070,189	55,172	363,189

Net Assets	$784,811,749	$2,394,814	$3,270,069

Institutional Class Shares:
Net assets	$764,028,754	$2,394,814	$3,270,069

Shares Outstanding.	52,495,377	231,635	274,829

Net asset value, offering and redemption price per share	$14.55	$10.34	$11.90

Investor Class Shares:
Net assets	$20,782,995	N/A	N/A

Shares Outstanding.	1,430,795	N/A	N/A

Net asset value, offering and redemption price per share	$14.53	N/A	N/A

[1] Non-affiliated investments, at cost.	$1,399,249,417	$3,835,700	$4,143,668
[2] Includes market value of securities on loan	$199,659,330	$—	$354,048
[3] Includes market value of securities designated as collateral for securities on loan	$247,876,796	$—	$—
[4] Proceeds received, securities sold short	$682,869,092	$1,965,517	$1,542,843

The accompanying notes are an integral part of the financial statements.

77

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2019

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Assets
Non-affiliated investments, at value[1,2]	$3,979,340	$3,477,536	$—
Affiliated investments, at value[3]	—	—	1,265,312
Cash	53,826	18,598	18,457
Securities lending cash collateral	1,264	—	—
Receivables:
Investments sold	55,028	43,121	—
Dividends and interest	4,837	4,218	—
Investment Adviser	4,160	5,693	8,206
Prepaid expenses and other assets	1,412	24,747	115

Total assets	4,099,867	3,573,913	1,292,090

Liabilities
Securities sold short, at value[4]	1,176,546	—	—
Payables:
Securities lending cash collateral	1,264	—	—
Investments purchased	55,082	42,779	—
Dividends and fees on securities sold short	1,356	—	—
Administration and accounting fees	17,603	21,826	28,279
Accrued expenses	20,306	16,328	59,384

Total liabilities	1,272,157	80,933	87,663

Net Assets	$2,827,710	$3,492,980	$1,204,427

Net Assets Consisted of:
Capital stock, $0.01 par value.	$2,497	$3,090	$1,127
Paid-in capital	2,530,275	3,148,543	1,126,880
Total distributable earnings	294,938	341,347	76,420

Net Assets	$2,827,710	$3,492,980	$1,204,427

Institutional Class Shares:
Net assets	$2,827,710	$3,492,980	$1,204,427

Shares Outstanding	249,690	308,992	112,728

Net asset value, offering and redemption price per share	$11.32	$11.30	$10.68

[1] Non-affiliated investments, at cost	$3,642,750	$3,130,978	$—
[2] Includes market value of securities on loan	$95,920	$—	$—
[3] Affiliated investments, at cost	$—	$—	$1,266,103
[4] Proceeds received, securities sold short	$1,175,726	$—	$—

The accompanying notes are an integral part of the financial statements.

78

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Investment Income
Dividend income	$15,167,195	$33,600	$42,088
Less: taxes withheld	—	(236)	(153)
Interest	47,673	93	84
Income from securities loaned (Note 5)	114,442	—	518

Total investment income	15,329,310	33,457	42,537

Expenses
Advisory fees (Note 2)	3,450,806	11,395	15,674
Administration and accounting fees (Note 2)	85,731	30,458	22,598
Dividends and fees on securities sold short	5,357,375	13,751	10,926
Fees on cash collateral (Note 5)	2,318,372	—	—
Distribution fees (Investor Class)	21,551	—	—
Transfer agent fees (Note 2)	154,929	1,846	1,447
Custodian fees (Note 2)	20,332	92	119
Trustees’ and officers’ fees (Note 2)	57,778	233	336
Printing and shareholder reporting fees	20,986	7,393	9,366
Registration and filing fees	95,440	323	352
Legal fees	37,606	169	7,914
Audit fees	13,945	9,277	13,095
Other expenses	18,865	315	322

Total expenses before waivers and reimbursements	11,653,716	75,252	82,149

Recoupments and/or waivers, reimbursements (Note 2)	12,008	(48,397)	(53,197)

Net expenses after waivers and reimbursements	11,665,724	26,855	28,952

Net investment income	3,663,586	6,602	13,585

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(22,280,324)	(187,036)	(161,553)
Net realized gain/(loss) from securities sold short	19,504,534	(20,893)	(21,885)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(9,109,553)	(50,626)	(46,972)
Net change in unrealized appreciation/(depreciation) on securities sold short	(31,421,813)	210,064	170,260

Net realized and unrealized loss on investments	(43,307,156)	(48,491)	(60,150)

Net decrease in net assets resulting from operations	$(39,643,570)	$(41,889)	$(46,565)

The accompanying notes are an integral part of the financial statements.

79

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2019

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Investment Income
Dividends from non-affiliated securities	$42,650	$36,579	$—
Dividends from affiliated securities	—	—	10,364
Less: taxes withheld	(37)	—	—
Interest	89	60	74
Income from securities loaned (Note 5)	33	—	—

Total investment income	42,735	36,639	10,438

Expenses
Advisory fees (Note 2)	13,635	8,297	—
Administration and accounting fees (Note 2)	12,321	13,922	21,962
Dividends and fees on securities sold short	13,909	—	—
Transfer agent fees (Note 2)	1,466	1,462	1,329
Custodian fees (Note 2)	98	90	5,008
Trustees’ and officers’ fees (Note 2)	279	366	158
Printing and shareholder reporting fees	7,861	8,282	7,295
Registration and filing fees	961	277	38
Legal fees	353	169	6,082
Audit fees	13,095	12,794	10,170
Other expenses	312	595	254

Total expenses before waivers and reimbursements	64,290	46,254	52,296

Recoupments and/or waivers, reimbursements (Note 2)	(34,702)	(37,957)	(52,296)

Net expenses after waivers and reimbursements	29,588	8,297	—

Net investment income	13,147	28,342	10,438

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	101	6,519	—
Net realized loss from affiliated investments	—	—	(12,949)
Net realized gain from securities sold short	22,180	—	—
Capital gain distribution from affiliated investments	—	—	94,919
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(71,763)	(98,204)	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	—	(134,010)
Net change in unrealized appreciation/(depreciation) on securities sold short	(17,573)	—	—

Net realized and unrealized loss on investments	(67,055)	(91,685)	(52,040)

Net decrease in net assets resulting from operations	$(53,908)	$(63,343)	$(41,602)

The accompanying notes are an integral part of the financial statements.

80

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018*
Net increase/(decrease) in net assets from operations:
Net investment income	$3,663,586	$2,654,893	$6,602	$3,798
Net realized loss from investments and securities sold short	(2,775,790)	(9,826,789)	(207,929)	(249,427)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(40,531,366)	74,330,594	159,438	352,278

Net increase/(decrease) in net assets resulting from operations	(39,643,570)	67,158,698	(41,889)	106,649

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares: Total distributable earnings**	(13,022,222)	(898,482)	(9,588)	—
Investor Class Shares: Total distributable earnings**	(295,007)	—	N/A	N/A

Net decrease in net assets from dividends and distributions to shareholders	(13,317,229)	(898,482)	(9,588)	—

Increase/(Decrease) in Net Assets from Capital Share Transactions (Note 4)	192,309,890	379,406,424	(7,705)	2,347,347

Total increase/(decrease) in net assets	139,349,091	445,666,640	(59,182)	2,453,996

Net assets
Beginning of period	645,462,658	199,796,018	2,453,996	—

End of period***	$784,811,749	$645,462,658	$2,394,814	$2,453,996

*	The Fund incepted on December 29, 2017.
**

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income for Institutional Class Shares were $898,482 for Gotham Index Plus Fund.

***

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year/period ended September 30, 2018, end of period net assets included accumulated net investment income of $2,617,418 and $5,406 for Gotham Index Plus Fund and Gotham Index Plus All-Cap Fund, respectively.

The accompanying notes are an integral part of the financial statements.

81

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Index Plus Fund		Gotham Enhanced 500 Plus Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$13,585	$23,310	$13,147	$25,891
Net realized gain/(loss) from investments and securities sold short	(183,438)	357,527	22,281	398,479
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	123,288	103,795	(89,336)	53,000

Net increase/(decrease) in net assets resulting from operations	(46,565)	484,632	(53,908)	477,370

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares: Total distributable earnings*	(463,323)	(49,413)	(473,685)	(41,082)

Net decrease in net assets from dividends and distributions to shareholders	(463,323)	(49,413)	(473,685)	(41,082)

Increase in Net Assets from Capital Share Transactions (Note 4)	539,638	354,905	474,185	46,082

Total increase/(decrease) in net assets	29,750	790,124	(53,408)	482,370

Net assets
Beginning of period	3,240,319	2,450,195	2,881,118	2,398,748

End of period**	$3,270,069	$3,240,319	$2,827,710	$2,881,118

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $37,267 and $12,146, and $33,012 and $8,070 for Gotham Enhanced Index Plus Fund and Gotham Enhanced 500 Plus Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $25,136 and $25,689 for Gotham Enhanced Index Plus Fund and Gotham Enhanced 500 Plus Fund, respectively.

The accompanying notes are an integral part of the financial statements.

82

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Enhanced S&P 500 Index Fund		Gotham Master Index Plus Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$28,342	$51,403	$10,438	$7,932
Net realized gain from investments	6,519	445,804	81,970	138,725
Net change in unrealized appreciation/ (depreciation) on investments	(98,204)	169,692	(134,010)	70,212

Net increase/(decrease) in net assets resulting from operations	(63,343)	666,899	(41,602)	216,869

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(516,389)	(105,813)	(145,238)	(16,622)

Net decrease in net assets from dividends and distributions to shareholders	(516,389)	(105,813)	(145,238)	(16,622)

Increase in Net Assets from Capital Share Transactions (Note 4)	544,156	36,441	73,121	8,311

Total increase/(decrease) in net assets	(35,576)	597,527	(113,719)	208,558

Net assets
Beginning of period	3,528,556	2,931,029	1,318,146	1,109,588

End of period**	$3,492,980	$3,528,556	$1,204,427	$1,318,146

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $40,161 and $65,652, and $16,622 and $0 for Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $51,831 and $92 for Gotham Enhanced S&P 500 Index Fund and Gotham Master Index Plus Fund, respectively.

The accompanying notes are an integral part of the financial statements.

83

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund
	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019
Cash flows provided by/(used in) operating activities:
Net decrease in net assets resulting from operations	$(39,643,570)	$(41,889)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of long-term portfolio investments	(1,969,425,676)	(4,051,232)
Proceeds from disposition of long-term portfolio investments	1,614,837,083	3,907,499
Purchases to cover securities sold short	(756,126,760)	(2,999,784)
Proceeds from securities sold short	923,169,784	3,149,033
Net realized loss on investments and securities sold short	2,775,790	207,929
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	40,531,366	(159,438)
Decrease in receivable for securities sold	1,558,274	10,084
Increase in dividend and interest receivable	(531,089)	(118)
Decrease in receivable from investment advisor	—	20,964
Increase in prepaid expenses and other assets.	(97,157)	(84)
Increase/(decrease) in payable for investments purchased	3,806,842	(9,345)
Increase in use of cash collateral from securities lending	79,955,833	—
Increase in dividends and fees payable for securities sold short	364,892	129
Increase in payable for investment advisor	247,879	—
Increase/(decrease) in accrued expense payable	25,121	(26,043)

Net cash provided by/(used in) operating activities	(98,551,388)	7,705

Cash flows from financing activities:
Proceeds from shares sold	389,905,602	25,236
Payment of shares redeemed	(203,879,177)	(42,529)
Dividends and Distributions to Shareholders	(3,014,113)	—

Net cash provided by/(used in) financing activities	183,012,312	(17,293)

Net increase/(decrease) in cash	84,460,924	(9,588)
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	1,261,376	10,372
Restricted cash	128,746,197	48,013
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$6,771,166	$5,869

Restricted Cash	$207,697,331	$42,928

Supplemental disclosure of cash flow information:
Cash paid/(received) during the period for financing charges	$(2,330,004)	$6,787

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

84

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

(Unaudited)

	Gotham Enhanced Index Plus Fund	Gotham Enhanced 500 Plus Fund
	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019
Cash flows provided by/(used in) operating activities:
Net decrease in net assets resulting from operations	$(46,565)	$(53,908)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of long-term portfolio investments	(8,015,607)	(6,011,904)
Proceeds from disposition of long-term portfolio investments	7,783,413	5,981,409
Purchases to cover securities sold short	(2,629,244)	(1,697,003)
Proceeds from securities sold short	2,782,503	1,720,587
Net realized (gain)/loss on investments and securities sold short	183,438	(22,281)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(123,288)	89,336
Decrease in receivable for securities sold	33,588	14,506
Decrease in cash collateral for securities lending	159	341
Increase/(decrease) in dividend and interest receivable	(868)	253
Decrease in receivable from investment advisor	50,893	4,050
Decrease in prepaid expenses and other assets	129	819
Decrease in payable for investments purchased	(35,754)	(14,315)
Increase/(decrease) in use of cash collateral from securities lending	(159)	(341)
Increase/(decrease) in dividends and fees payable for securities sold short	93	(36)
Decrease in accrued expense payable	(36,622)	(7,527)

Net cash provided by/(used in) operating activities	(53,891)	3,986

Cash flows from financing activities:
Proceeds from shares sold	102,765	500
Payment of shares redeemed	(26,450)	—

Net cash provided by financing activities	76,315	500

Net increase in cash	22,424	4,486
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	3,885	5,158
Restricted cash	22,081	44,182
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$2,003	$53,826

Restricted Cash	$46,387	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$5,484	$3,648

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

85

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Per Share Operating Performance

Net asset value, beginning of year/period	$15.73		$13.00	$10.59	$9.28	$10.00

Net investment income(1)	0.08		0.10	0.06	0.07	0.03
Net realized and unrealized gain/(loss) on investments	(0.97)		2.68	2.41	1.42	(0.75)

Total from investment operations	(0.89)		2.78	2.47	1.49	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.05)	(0.06)	(0.07)	—
Net realized capital gains	(0.23)		—	—	(0.11)	—

Total dividends and distributions to shareholders	(0.29)		(0.05)	(0.06)	(0.18)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$14.55		$15.73	$13.00	$10.59	$9.28

Total investment return(3)	(5.66)%		21.45%	23.25%	16.14%	(7.20)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$764,029		$631,060	$199,796	$44,190	$7,669

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.41	%(5)	3.39%	3.61%	3.41%	3.63	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.41	%(5)	3.39%	3.62%	3.80%	4.75	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	1.07	%(5)	0.69%	0.46%	0.72%	0.62	%(5)

Portfolio turnover rate	121.95	%(7)	218.46%	204.07%	234.14%	94.47	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15%, 1.18% and 1.50% for the six months ended March 31, 2019, the years ended September 30, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

86

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Investor Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018*
Per Share Operating Performance

Net asset value, beginning of period	$15.70		$14.48

Net investment income(1)	0.06		0.05
Net realized and unrealized gain/(loss) on investments	(0.96)		1.17

Total from investment operations.	(0.90)		1.22

Dividends and distributions to shareholders from:
Net investment income	(0.04)		—
Net realized capital gains	(0.23)		—

Total dividends and distributions to shareholders	(0.27)		—

Redemption fees	0.00	(2)	0.00	(2)

Net asset value, end of period	$14.53		$15.70

Total investment return(3)	(5.71)%		8.43%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$20,783		$14,403

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.67	%(5)	3.64	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.67	%(5)	3.64	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.81	%(5)	0.49	%(5)

Portfolio turnover rate	121.95	%(7)	218.46	%(8)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Investor Class Shares would be 1.40% and 1.40% for the six months ended March 31, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018

The accompanying notes are an integral part of the financial statements.

87

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus All-Cap Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018*
Per Share Operating Performance

Net asset value, beginning of period	$10.55		$10.00

Net investment income(1)	0.03		0.02
Net realized and unrealized gain/(loss) on investments	(0.20)		0.53

Total from investment operations	(0.17)		0.55

Dividends and distributions to shareholders from:
Net investment income	(0.04)		—
Net realized capital gains	—		—

Total dividends and distributions to shareholders	(0.04)		—

Redemption fees	—		0.00	(2)

Net asset value, end of period	$10.34		$10.55

Total investment return(3)	(1.58)%		5.50%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$2,395		$2,454

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.36	%(5)	2.49	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	6.60	%(5)	7.32	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.58	%(5)	0.22	%(5)

Portfolio turnover rate	98.84	%(7)	236.04	%(7)

*	Institutional Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15% and 1.15% for the six months ended March 31, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

88

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Index Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$14.21		$12.12	$9.99	$10.00

Net investment income(1)	0.05		0.11	0.12	—
Net realized and unrealized gain/(loss) on investments	(0.39)		2.22	2.01	(0.01)

Total from investment operations	(0.34)		2.33	2.13	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.18)	—	—
Net realized capital gains	(1.86)		(0.06)	—	—

Total dividends and distributions to shareholders	(1.97)		(0.24)	—	—

Redemption fees	—		0.00 (2)	—	—

Net asset value, end of year/period	$11.90		$14.21	$12.12	$9.99

Total investment return(3)	(1.57)%		19.46%	21.20%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$3,270		$3,240	$2,450	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.85	%(5)	1.84%	1.91%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	5.24	%(5)	6.18%	5.23%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	0.87	%(5)	0.80%	1.08%	—

Portfolio turnover rate	174.49	%(7)	347.10%	231.97%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15%, 1.03% and 0.85% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

89

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.99		$11.86	$9.99	$10.00

Net investment income(1)	0.06		0.13	0.09	—
Net realized and unrealized gain/(loss) on investments	(0.43)		2.20	1.78	(0.01)

Total from investment operations.	(0.37)		2.33	1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.16)	—	—
Net realized capital gains	(2.18)		(0.04)	—	—

Total dividends and distributions to shareholders	(2.30)		(0.20)	—	—

Redemption fees.	—		—	—	—

Net asset value, end of year/period	$11.32		$13.99	$11.86	$9.99

Total investment return(2)	(1.90)%		19.86%	18.60%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,828		$2,881	$2,399	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.17	%(4)	2.10%	2.21%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	4.72	%(4)	4.24%	5.28%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	0.96	%(4)	0.97%	0.83%	—

Portfolio turnover rate	153.59	%(6)	223.96%	237.06%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

90

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of period	$13.70		$11.53	$10.00

Net investment income(1)	0.10		0.20	0.13
Net realized and unrealized gain/(loss) on investments	(0.51)		2.39	1.40

Total from investment operations.	(0.41)		2.59	1.53

Dividends and distributions to shareholders from:
Net investment income	(0.21)		(0.16)	—
Net realized capital gains	(1.78)		(0.26)	—

Total dividends and distributions to shareholders	(1.99)		(0.42)	—

Net asset value, end of period	$11.30		$13.70	$11.53

Total investment return(2)	(2.01)%		22.97%	15.30%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$3,493		$3,529	$2,931

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.50	%(3)	0.50%	0.50	%(3)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.79	%(3)	2.55%	3.61	%(3)

Ratio of net investment income to average net assets	1.71	%(3)	1.59%	1.66	%(3)

Portfolio turnover rate	143.32	%(5)	229.59%	268.10	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

91

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Index Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Period Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of period	$12.51		$10.60		$10.00

Net investment income(1)	0.10		0.08		0.00	(2)
Net realized and unrealized gain/(loss) on investments	(0.56)		1.99		0.60

Total from investment operations.	(0.46)		2.07		0.60

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.16)		—
Net realized capital gains	(1.23)		—		—

Total dividends and distributions to shareholders	(1.37)		(0.16)		—

Net asset value, end of period	$10.68		$12.51		$10.60

Total investment return(3)	(2.81)%		19.66%		6.00%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$1,204		$1,318		$1,110

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)(5)	0.00	%(5)	0.00	%(4)(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(6)(7)	8.81	%(4)	7.96%		10.31	%(4)

Ratio of net investment income to average net assets	1.76	%(4)	0.65%		0.00	%(4)(5)

Portfolio turnover rate	11.42	%(8)	62.03%		0.00	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	Amount is less than 0.005%.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

92

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund, the Gotham Enhanced 500 Plus Fund (formerly, Gotham Enhanced 500 Core Fund), the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”)	December 29, 2017
Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”)	September 30, 2016
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Master Index Plus Fund (“Master Index Plus”) (operates as a “Fund of Funds”)	April 28, 2017

All the Funds except for the Enhanced S&P 500 Index and Master Index Plus seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Master Index Plus seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

93

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a common stock security with end of period value of $71 and $74, held by Index Plus All-Cap and Enhanced Index Plus, respectively. These securities are considered Level 2 as of and for the period ended March 31, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder service fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

94

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncements — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Index Plus	$709,155,396	$830,983,042	$207,697,331
Index Plus All-Cap	1,683,764	2,962,375	42,928
Enhanced Index Plus	1,311,649	4,678,068	46,387
Enhanced 500 Plus	1,176,546	2,746,892	—

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities

95

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2019:

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Index Plus	$5,470,212	$(6,131,348)
Index Plus All-Cap	6,964	(14,659)
Enhanced Index Plus	5,442	(11,434)
Enhanced 500 Plus	10,261	(11,296)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the six months ended March 31, 2019:

	Short Sales Proceeds	Financing Charges
Index Plus	$494,499,545	$6,018,511
Index Plus All-Cap	1,640,174	21,446
Enhanced Index Plus	1,265,416	16,919
Enhanced 500 Plus	1,168,458	14,944

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Index Plus	1.00%
Index Plus All-Cap	1.00%
Enhanced Index Plus	1.00%
Enhanced 500 Plus	1.00%
Enhanced S&P 500 Index	0.50%
Master Index Plus(1)	—%

(1)

For Master Index Plus, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 0.75% of Master Index Plus’ average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Master Index Plus does not currently expect to invest in assets other than underlying funds.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Index Plus, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2019.

96

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	Institutional Class	Investor Class	Termination Date
Index Plus	1.15%	1.40%	January 31, 2021
Index Plus All-Cap	1.15%	N/A	January 31, 2021
Enhanced Index Plus	1.15%	N/A	January 31, 2021
Enhanced 500 Plus	1.15%	N/A	January 31, 2021
Enhanced S&P 500 Index	0.50%	N/A	January 31, 2021
Master Index Plus(1)	0.00%	N/A	January 31, 2021

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the six months ended March 31, 2019, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Index Plus	$3,450,806	$—	$3,450,806
Index Plus All-Cap	11,395	(48,397)	(37,002)
Enhanced Index Plus	15,674	(53,197)	(37,523)
Enhanced 500 Plus	13,635	(34,702)	(21,067)
Enhanced S&P 500 Index	8,297	(37,957)	(29,660)
Master Index Plus	—	(52,296)	(52,296)

For all Funds, except for Enhanced S&P 500 Index, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Enhanced S&P 500 Index (prior to October 1, 2018, Enhanced S&P 500 Index was entitled to recoup any amounts reduced or reimbursed) is not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of March 31, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration	Expiration

	09/30/2019	09/30/2020	09/30/2021	03/31/2022
Index Plus
Institutional Class	$62,340	$18,635	$9,077	$—
Investor Class	N/A	N/A	110	—
Index Plus All-Cap	N/A	N/A	83,564	48,397
Enhanced Index Plus	N/A	73,429	126,683	53,197
Enhanced 500 Plus	N/A	66,803	56,635	34,702
Enhanced S&P 500 Index	N/A	56,928	66,226	—
Master Index Plus	N/A	—	97,598	52,296

For the six months ended March 31, 2019, the Adviser recaptured prior year fee waivers and expense reimbursements of $12,008 from Index Plus.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

97

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’ average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended March 31, 2019 was $26,677. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Master Index Plus that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during six months ended March 31, 2019:

Master Index Plus
Name of Issuer	Value at 9/30/18	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/19	Shares Held at 3/31/19
Enhanced Index Plus Fund	$344,522	$51,062	$2,589	$(26,428)	$(4,561)	$(48,368)	$316,227	26,574
Enhanced S&P 500 Index	344,221	60,620	5,189	(32,996)	1,525	(57,291)	316,079	27,972
Index Plus	344,219	42,536	1,243	(42,963)	(4,605)	(23,055)	316,132	21,727
Index Plus All-Cap Fund	343,972	26,012	1,343	(42,506)	(5,308)	(5,296)	316,874	30,645

3. Investment in Securities

For the six months ended March 31, 2019 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Index Plus	$1,955,980,080	$1,601,331,428
Index Plus All-Cap	4,025,819	3,880,491
Enhanced Index Plus	7,982,665	7,749,543
Enhanced 500 Plus	5,978,151	5,947,507
Enhanced S&P 500 Index	4,862,851	4,839,460

98

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	Purchases	Sales
Master Index Plus	180,230	144,893

For the six months ended March 31, 2019, the Funds had no purchases or sales of U.S. Government securities.

4. Capital Share Transactions

For the periods ended March 31, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended March 31, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Index Plus:
Institutional Class Shares:
Sales	25,770,494	$371,831,699	27,933,405	$412,950,184
Reinvestments	694,592	10,008,109	59,642	849,900
Redemption Fees*	—	5,872	—	3,805
Redemptions	(14,097,110)	(197,108,442)	(3,240,329)	(48,158,489)

Net Increase	12,367,976	$184,737,238	24,752,718	$365,645,400

Investor Class Shares:(1)
Sales	915,298	$13,363,457	1,080,138	$16,232,854
Reinvestments	20,501	295,007	—	—
Redemption Fees*	—	145	—	33
Redemptions	(422,525)	(6,085,957)	(162,617)	(2,471,863)

Net Increase	513,274	$7,572,652	917,521	$13,761,024

Index Plus All-Cap:(2)
Institutional Class Shares:
Sales	2,459	$25,236	232,907	$2,349,574
Reinvestments	981	9,588	—	—
Redemption Fees*	—	—	—	22
Redemptions	(4,499)	(42,529)	(213)	(2,249)

Net Increase/(decrease)	(1,059)	$(7,705)	232,694	$2,347,347

Enhanced Index Plus:
Institutional Class Shares:
Sales	7,668	$102,765	24,471	$336,796
Reinvestments	41,294	463,323	3,831	49,413
Redemption Fees*	—	—	—	22
Redemptions	(2,234)	(26,450)	(2,439)	(31,326)

Net Increase	46,728	$539,638	25,863	$354,905

99

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	For the Period Ended March 31, 2019		For the Period Ended September 30, 2018
	Shares	Value	Shares	Value
Enhanced 500 Plus:
Institutional Class Shares:
Sales	39	$500	394	$5,000
Reinvestments	43,738	473,685	3,263	41,082
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	43,777	$474,185	3,657	$46,082

Enhanced S&P 500 Index:
Institutional Class Shares:
Sales	5,915	$65,183	4,654	$60,369
Reinvestments	48,854	516,389	8,869	105,813
Redemption Fees*	—	—	—	—
Redemptions	(3,351)	(37,416)	(10,056)	(129,741)

Net Increase	51,418	$544,156	3,467	$36,441

Master Index Plus:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	14,582	145,238	729	8,311
Redemption Fees*	—	—	—	—
Redemptions	(7,240)	(72,117)	—	—

Net Increase	7,342	$73,121	729	$8,311

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Investor Class Shares of Index Plus incepted on December 29, 2017. The Class commenced operations on January 2, 2018.
(2)	The Fund incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.

As of March 31, 2019, the following Fund had shareholders that held 10% or more of the outstanding shares of the Fund:

Index Plus All-Cap
Affiliated Shareholders	43%
Affiliated Fund	13%

5. Securities Lending

All Funds, except for Enhanced S&P 500 Index, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points

100

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended March 31, 2019, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2019 and the income generated from the programs during the six months ended March 31, 2019, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Index Plus	$199,659,330	$202,343,021	$—	$114,442
Enhanced Index Plus	354,048	23,426	338,038	518
Enhanced 500 Plus	95,920	1,264	95,977	33

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2019:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Index Plus	$199,659,330	$—	$199,659,330	$—	$(199,659,330)	$—
Enhanced Index Plus	354,048	—	354,048	—	(354,048)	—
Enhanced 500 Plus	95,920	—	95,920	—	(95,920)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

101

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$898,482	$—	$—
Enhanced Index Plus	49,413	—	—
Enhanced 500 Plus	41,082	—	—
Enhanced S&P 500 Index	105,813	—	—
Master Index Plus	16,622	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Index Plus	$—	$2,617,418	$10,699,746	$77,713,824	$—	$—
Index Plus All Cap	—	5,406	—	225,596	(124,353)	—
Enhanced Index Plus	—	25,136	438,185	409,756	—	—
Enhanced 500 Plus	—	25,689	447,994	348,848	—	—
Enhanced S&P 500 Index	—	101,095	403,108	416,876	—	—
Master Index Plus	—	117,738	12,329	133,193	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2018 were primarily attributed to deferral of loss on unsettled trades, wash sales on unsettled short sales, wash sales, straddle losses outstanding, and qualified late-year losses. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$1,399,249,417	$127,136,776	$(64,175,114)	$62,961,662
Index Plus All-Cap	3,835,700	724,884	(213,168)	511,716
Enhanced Index Plus	4,143,668	741,164	(90,617)	650,547
Enhanced 500 Plus	3,642,750	431,464	(95,694)	335,770
Enhanced S&P 500 Index	3,130,978	386,500	(39,942)	346,558
Master Index Plus	1,266,103	44,418	(45,209)	(791)

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

102

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Index Plus All-Cap	$—	$124,344	$9

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the Funds did not have any long-term and short-term capital loss carryforwards.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

103

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission upon filing.

104

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

105

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Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0319

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Short Strategies Fund

Gotham Master Neutral Fund

Gotham ESG Large Value Fund

SEMI-ANNUAL REPORT

March 31, 2019

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2019

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Short Strategies Fund will seek to gain exposure to short positions through the use of derivative instruments such as a total return swap agreement. A swap agreement can be a form of leverage, which can magnify gains or losses. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives. Gotham ESG Large Value Fund is recently formed and has a limited history of operations.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-2.79%	3.24%	7.12%	6.60%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.87%	1.05%***

*	Not Annualized.
**	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.21% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.76% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-1.29%	4.76%	9.17%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.51%***

*	Not Annualized.
**	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.30% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.93% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-4.13%	5.79%	12.41%	8.91%**
S&P 500® Total Return Index	-1.72%	9.50%	13.51%	10.06%***

*	Not Annualized.
**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.79% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.61% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-2.30%	1.17%	5.68%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.17%	2.12%	1.37%***

*	Not Annualized.
**	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 1, 2016. The Fund’s inception date was September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.45% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.28% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). Prior to February 1, 2019, the Expense Limitation was 1.50%. The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-4.52%	1.89%	8.38%	8.38%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.87%	2.87%***

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 5.57% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.71% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Hedged Core Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-2.30%	4.40%	9.38%**
HFRX Equity Hedge Index	-3.15%	-5.14%	2.51%***

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 3.85% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.16% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Defensive Long Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-1.19%	3.01%	7.17%**
S&P 500® Total Return Index	-1.72%	9.50%	13.57%***

*	Not Annualized.
**	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 8.03% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.63% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-1.71%	7.67%	13.20%**
S&P 500® Total Return Index	-1.72%	9.50%	13.57%***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.08% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.51% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Short Strategies Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 year	3 Year	5 Year	10 Year
Institutional Class Shares**	2.70%	-7.43%	-5.41%	-2.95%	-3.58%
50% Inverse of the S&P 500®	0.53%	-5.14%	-7.05%	-5.73%	-8.14%

*	Not Annualized.
**

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 2.49% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Master Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-0.46%	-1.04%	1.62%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.17%	2.12%	1.65%***

*	Not Annualized.
**	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 4.53% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 1.68% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to waive its investment advisory fees at an annual rate in the amount of 0.30% (the “Advisory Fee Waiver”). In addition to the Advisory Fee Waiver, the Advisor has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Advisory Fee Waiver will remain in place until January 31, 2020, and the Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham ESG Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Total Returns for the Period Ended March 31, 2019
Since Inception*
Institutional Class Shares	15.10%**
S&P 500® Total Return Index	13.65%***

*	Not Annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 28, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2019, the “Total Annual Fund Operating Expenses” are 0.90% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018, and held for the entire period through March 31, 2019.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute 500 Fund
Actual	$1,000.00	$972.10	2.55%	$12.55
Hypothetical (5% return before expenses)	1,000.00	1,012.21	2.55%	12.80

Gotham Absolute 500 Core Fund
Actual	$1,000.00	$987.10	1.70%	$8.41
Hypothetical (5% return before expenses)	1,000.00	1,016.47	1.70%	8.53

Gotham Enhanced 500 Fund
Actual	$1,000.00	$958.70	3.72%	$18.17
Hypothetical (5% return before expenses)	1,000.00	1,006.38	3.72%	18.61

Gotham Neutral 500 Fund
Actual	$1,000.00	$977.00	1.84%	$9.05
Hypothetical (5% return before expenses)	1,000.00	1,015.78	1.84%	9.23

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	Institutional Class
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Hedged Plus Fund
Actual	$1,000.00	$954.80	2.59%	$12.61
Hypothetical (5% return before expenses)	1,000.00	1,012.03	2.59%	12.98

Gotham Hedged Core Fund
Actual	$1,000.00	$977.00	0.99%	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.00	0.99%	4.99

Gotham Defensive Long Fund
Actual	$1,000.00	$988.10	3.40%	$16.87
Hypothetical (5% return before expenses)	1,000.00	1,007.96	3.40%	17.04

Gotham Defensive Long 500 Fund
Actual	$1,000.00	$982.90	3.58%	$17.71
Hypothetical (5% return before expenses)	1,000.00	1,007.07	3.58%	17.93

Gotham Short Strategies Fund
Actual	$1,000.00	$1,027.00	1.35%	$6.82
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.35%	6.79

Gotham Master Neutral Fund***
Actual	$1,000.00	$995.40	0.05%	$0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.68	0.05%	0.26

Gotham ESG Large Value Fund****
Actual	$1,000.00	$1,151.00	0.75%	$1.99
Hypothetical (5% return before expenses)	1,000.00	1,021.19	0.75%	3.78

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

***	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period which reduces the ratio of expenses. (See Note 1).

****

The Fund commenced operations on December 31, 2018. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period December 31, 2018 to March 31, 2019, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are as if the Institutional Class shares have been in existence since October 1, 2018, and are equal to the Institutional Class share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	21.7%	$3,259,098
Pharmaceuticals, Biotechnology & Life Sciences	16.0	2,399,120
Energy	12.9	1,939,268
Food, Beverage & Tobacco	9.6	1,433,567
Software & Services	9.2	1,387,651
Technology Hardware & Equipment	8.1	1,209,086
Diversified Financials	7.7	1,158,604
Health Care Equipment & Services	7.1	1,071,789
Retailing	6.7	1,009,420
Semiconductors & Semiconductor Equipment	5.4	807,275
Materials	5.1	760,564
Food & Staples Retailing	4.8	721,775
Household & Personal Products	4.4	658,910
Insurance	3.8	568,641
Consumer Durables & Apparel	3.2	482,947
Real Estate	2.6	390,549
Telecommunication Services	2.5	382,741
Media & Entertainment	2.3	342,523
Utilities	1.8	268,831
Commercial & Professional Services	1.7	257,616
Consumer Services	1.7	248,312
Transportation	1.6	238,638
Automobiles & Components	1.5	224,142
Banks	1.2	174,927

Total Long Positions	142.6	21,395,994

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.4)%	$(57,110)
Food & Staples Retailing	(0.6)	(91,529)
Household & Personal Products	(0.8)	(112,864)
Banks	(0.9)	(132,040)
Automobiles & Components	(1.0)	(150,643)
Commercial & Professional Services	(1.6)	(241,175)
Consumer Durables & Apparel	(2.0)	(295,629)
Food, Beverage & Tobacco	(2.0)	(304,316)
Diversified Financials	(2.4)	(365,601)
Insurance	(2.7)	(403,950)
Consumer Services	(2.7)	(410,616)
Transportation	(3.0)	(447,211)
Materials	(3.4)	(508,134)
Capital Goods	(3.9)	(591,041)
Utilities	(4.0)	(600,017)
Retailing	(4.1)	(619,271)
Media & Entertainment	(4.4)	(664,078)
Pharmaceuticals, Biotechnology & Life Sciences	(6.3)	(943,089)
Semiconductors & Semiconductor Equipment	(6.3)	(946,321)
Real Estate	(6.4)	(955,951)
Energy	(7.1)	(1,064,446)
Software & Services	(7.9)	(1,186,387)
Health Care Equipment & Services	(8.6)	(1,287,223)

Total Short Positions	(82.5)	(12,378,642)

Other Assets in Excess of Liabilities	39.9	5,981,230

NET ASSETS	100.0%	$14,998,582

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	16.8%	$418,580
Pharmaceuticals, Biotechnology & Life Sciences	12.5	312,402
Energy	10.2	253,793
Food, Beverage & Tobacco	8.3	206,292
Software & Services	6.7	166,499
Technology Hardware & Equipment	6.2	154,448
Diversified Financials	5.8	143,227
Retailing	5.4	134,150
Health Care Equipment & Services	5.4	133,647
Semiconductors & Semiconductor Equipment	4.1	101,082
Materials	3.9	96,422
Household & Personal Products	3.6	90,661
Food & Staples Retailing	3.5	86,520
Insurance	2.9	72,788
Consumer Durables & Apparel	2.5	62,823
Telecommunication Services	2.2	54,104
Real Estate	2.1	53,280
Media & Entertainment	1.9	47,916
Commercial & Professional Services	1.6	40,838
Consumer Services	1.3	33,555
Automobiles & Components	1.2	29,845
Utilities	1.1	27,433
Transportation	1.0	25,214
Banks	0.9	21,424

Total Long Positions	111.1	2,766,943

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.1)%	$(2,277)
Household & Personal Products	(0.5)	(11,309)
Food & Staples Retailing	(0.5)	(13,420)
Banks	(0.6)	(14,801)
Automobiles & Components	(0.6)	(15,750)
Commercial & Professional Services	(0.9)	(23,578)
Food, Beverage & Tobacco	(1.0)	(25,041)
Consumer Durables & Apparel	(1.2)	(30,203)
Diversified Financials	(1.3)	(32,708)
Insurance	(1.6)	(40,907)
Consumer Services	(1.8)	(43,893)
Materials	(2.0)	(50,112)
Transportation	(2.1)	(51,291)
Utilities	(2.3)	(56,259)
Capital Goods	(2.3)	(57,313)
Retailing	(2.5)	(61,327)
Media & Entertainment	(2.9)	(72,513)
Pharmaceuticals, Biotechnology & Life Sciences	(3.7)	(92,904)
Real Estate	(3.8)	(94,311)
Semiconductors & Semiconductor Equipment	(3.9)	(98,121)
Energy	(4.6)	(114,320)
Software & Services	(5.0)	(125,183)
Health Care Equipment & Services	(5.2)	(129,103)

Total Short Positions	(50.4)	(1,256,644)

Other Assets in Excess of Liabilities	39.3	979,777

NET ASSETS	100.0%	$2,490,076

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	29.4%	$8,150,058
Pharmaceuticals, Biotechnology & Life Sciences	20.5	5,670,466
Energy	17.9	4,947,433
Software & Services	11.7	3,227,825
Technology Hardware & Equipment	11.2	3,095,115
Food, Beverage & Tobacco	10.4	2,881,343
Diversified Financials	9.9	2,749,817
Retailing	9.0	2,492,574
Health Care Equipment & Services	8.6	2,373,010
Materials	7.1	1,967,840
Semiconductors & Semiconductor Equipment	6.8	1,871,681
Household & Personal Products	6.4	1,786,215
Food & Staples Retailing	6.3	1,745,581
Insurance	5.2	1,448,612
Consumer Durables & Apparel	4.3	1,177,735
Telecommunication Services	3.7	1,014,983
Real Estate	3.0	818,027
Media & Entertainment	2.9	796,658
Commercial & Professional Services	2.3	637,220
Consumer Services	2.1	594,648
Automobiles & Components	2.0	551,319
Transportation	1.8	498,785
Utilities	1.3	348,786
Banks	1.2	337,962

Total Long Positions	185.0	51,183,693

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.2)%	$(45,534)
Food & Staples Retailing	(0.6)	(160,781)
Household & Personal Products	(0.7)	(203,185)
Automobiles & Components	(1.0)	(291,298)
Banks	(1.1)	(302,854)
Commercial & Professional Services	(1.7)	(479,359)
Consumer Durables & Apparel	(2.0)	(548,130)
Food, Beverage & Tobacco	(2.5)	(684,895)
Diversified Financials	(2.6)	(733,295)
Consumer Services	(2.7)	(745,738)
Insurance	(3.0)	(835,547)
Transportation	(3.3)	(908,982)
Capital Goods	(3.7)	(1,031,353)
Materials	(3.8)	(1,045,944)
Utilities	(3.9)	(1,069,001)
Retailing	(4.2)	(1,163,670)
Media & Entertainment	(4.6)	(1,286,239)
Pharmaceuticals, Biotechnology & Life Sciences	(6.3)	(1,754,804)
Semiconductors & Semiconductor Equipment	(6.6)	(1,825,663)
Software & Services	(6.9)	(1,902,538)
Real Estate	(7.2)	(1,979,954)
Energy	(8.4)	(2,312,502)
Health Care Equipment & Services	(8.9)	(2,462,565)

Total Short Positions	(85.9)	(23,773,831)

Other Assets in Excess of Liabilities	0.9	258,989

NET ASSETS	100.0%	$27,668,851

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	19.7%	$1,960,130
Pharmaceuticals, Biotechnology & Life Sciences	14.1	1,409,403
Energy	12.7	1,260,121
Food, Beverage & Tobacco	11.0	1,095,893
Software & Services	8.0	799,215
Technology Hardware & Equipment	7.3	726,071
Health Care Equipment & Services	6.3	625,166
Retailing	6.2	613,083
Diversified Financials	4.3	429,397
Food & Staples Retailing	4.1	408,410
Semiconductors & Semiconductor Equipment	3.8	380,226
Materials	3.5	352,192
Insurance	3.5	351,092
Real Estate	3.3	332,883
Consumer Durables & Apparel	2.9	290,605
Telecommunication Services	2.8	281,178
Household & Personal Products	2.7	268,263
Utilities	2.6	261,861
Media & Entertainment	1.8	180,736
Consumer Services	1.5	145,962
Commercial & Professional Services	1.5	144,659
Transportation	1.4	135,200
Banks	1.2	121,577
Automobiles & Components	0.9	93,776

Total Long Positions	127.1	12,667,099

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.3)%	$(34,626)
Technology Hardware & Equipment	(0.5)	(52,272)
Banks	(0.7)	(68,247)
Automobiles & Components	(1.2)	(122,846)
Food, Beverage & Tobacco	(1.5)	(148,035)
Household & Personal Products	(1.7)	(166,172)
Commercial & Professional Services	(2.2)	(220,649)
Insurance	(2.3)	(226,540)
Diversified Financials	(2.3)	(234,163)
Consumer Durables & Apparel	(2.4)	(235,119)
Consumer Services	(3.4)	(336,061)
Materials	(3.9)	(387,720)
Transportation	(4.0)	(400,557)
Utilities	(4.8)	(475,238)
Capital Goods	(5.0)	(498,971)
Retailing	(5.1)	(507,291)
Media & Entertainment	(6.0)	(600,618)
Real Estate	(6.2)	(615,336)
Energy	(8.2)	(816,507)
Semiconductors & Semiconductor Equipment	(8.4)	(836,632)
Pharmaceuticals, Biotechnology & Life Sciences	(8.6)	(862,097)
Health Care Equipment & Services	(11.0)	(1,091,496)
Software & Services	(11.1)	(1,110,445)

Total Short Positions	(100.8)	(10,047,638)

Other Assets in Excess of Liabilities	73.7	7,348,895

NET ASSETS	100.0%	$9,968,356

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	20.7%	$593,217
Pharmaceuticals, Biotechnology & Life Sciences	15.9	456,233
Software & Services	12.5	358,007
Energy	11.7	336,255
Technology Hardware & Equipment	10.2	291,577
Diversified Financials	10.0	287,039
Retailing	8.4	242,244
Health Care Equipment & Services	7.9	225,479
Food, Beverage & Tobacco	6.7	191,496
Semiconductors & Semiconductor Equipment	6.6	187,951
Materials	5.5	157,765
Food & Staples Retailing	3.7	107,167
Insurance	3.7	106,141
Banks	3.7	105,281
Utilities	3.4	97,485
Media & Entertainment	3.2	90,852
Consumer Durables & Apparel	2.9	84,251
Household & Personal Products	2.7	77,388
Telecommunication Services	2.6	76,012
Real Estate	2.5	72,621
Transportation	2.2	64,146
Consumer Services	1.7	47,478
Commercial & Professional Services	1.4	39,307
Automobiles & Components	1.3	37,720

Total Long Positions	151.1	4,333,112

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.2)%	$(4,705)
Household & Personal Products	(0.8)	(23,273)
Banks	(0.9)	(24,675)
Food & Staples Retailing	(1.0)	(28,771)
Automobiles & Components	(1.1)	(31,923)
Commercial & Professional Services	(1.9)	(53,207)
Diversified Financials	(2.1)	(60,154)
Consumer Durables & Apparel	(2.1)	(60,642)
Insurance	(2.2)	(64,490)
Food, Beverage & Tobacco	(2.4)	(69,477)
Transportation	(2.8)	(81,353)
Consumer Services	(2.9)	(82,286)
Media & Entertainment	(3.6)	(104,176)
Capital Goods	(4.4)	(126,770)
Retailing	(4.5)	(129,049)
Materials	(4.5)	(130,009)
Utilities	(5.9)	(167,923)
Pharmaceuticals, Biotechnology & Life Sciences	(6.9)	(198,742)
Software & Services	(7.1)	(202,828)
Semiconductors & Semiconductor Equipment	(7.1)	(203,877)
Real Estate	(7.9)	(225,652)
Energy	(8.4)	(239,433)
Health Care Equipment & Services	(10.3)	(295,580)

Total Short Positions	(91.0)	(2,608,995)

Other Assets in Excess of Liabilities	39.9	1,143,138

NET ASSETS	100.0%	$2,867,255

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	11.8%	$296,061
Pharmaceuticals, Biotechnology & Life Sciences	10.1	251,812
Software & Services	8.9	223,164
Technology Hardware & Equipment	6.9	171,715
Energy	6.6	164,527
Diversified Financials	6.5	163,971
Retailing	6.2	154,218
Health Care Equipment & Services	5.3	131,521
Food, Beverage & Tobacco	4.9	122,196
Media & Entertainment	4.3	108,343
Semiconductors & Semiconductor Equipment	4.0	100,323
Materials	3.4	86,091
Banks	3.2	80,671
Food & Staples Retailing	2.3	57,798
Insurance	2.3	57,477
Utilities	2.2	54,115
Household & Personal Products	1.9	46,557
Telecommunication Services	1.8	44,756
Real Estate	1.7	43,020
Transportation	1.7	42,003
Consumer Durables & Apparel	1.6	41,328
Consumer Services	1.1	28,648
Commercial & Professional Services	0.9	21,944
Automobiles & Components	0.8	19,097

Total Long Positions	100.4	2,511,356

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Technology Hardware & Equipment	(0.1)%	$(1,821)
Food & Staples Retailing	(0.2)	(4,526)
Household & Personal Products	(0.4)	(8,658)
Automobiles & Components	(0.5)	(13,619)
Banks	(0.6)	(13,947)
Commercial & Professional Services	(0.6)	(15,315)
Insurance	(0.8)	(19,287)
Consumer Durables & Apparel	(0.9)	(22,026)
Diversified Financials	(1.0)	(23,890)
Food, Beverage & Tobacco	(1.0)	(25,466)
Transportation	(1.2)	(30,800)
Consumer Services	(1.5)	(36,711)
Media & Entertainment	(1.6)	(39,507)
Capital Goods	(1.8)	(45,186)
Retailing	(1.9)	(48,642)
Materials	(2.1)	(53,179)
Utilities	(2.5)	(62,526)
Software & Services	(2.8)	(69,572)
Pharmaceuticals, Biotechnology & Life Sciences	(2.9)	(73,619)
Semiconductors & Semiconductor Equipment	(3.1)	(77,936)
Real Estate	(3.4)	(85,425)
Energy	(3.9)	(98,330)
Health Care Equipment & Services	(4.7)	(116,955)

Total Short Positions	(39.5)	(986,943)

Other Assets in Excess of Liabilities	39.1	977,139

NET ASSETS	100.0%	$2,501,552

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	26.7%	$634,088
Food, Beverage & Tobacco	18.8	447,987
Retailing	15.8	375,808
Software & Services	14.6	348,056
Health Care Equipment & Services	12.0	284,325
Media & Entertainment	11.0	261,380
Technology Hardware & Equipment	10.6	252,537
Pharmaceuticals, Biotechnology & Life Sciences	10.3	245,193
Consumer Services	7.8	185,170
Consumer Durables & Apparel	7.3	172,819
Materials	5.1	120,417
Household & Personal Products	5.0	119,810
Energy	4.8	114,788
Commercial & Professional Services	4.8	114,347
Transportation	4.4	105,089
Telecommunication Services	4.4	104,732
Food & Staples Retailing	4.3	100,981
Semiconductors & Semiconductor Equipment	3.6	84,747
Automobiles & Components	3.0	71,758

Total Long Positions	174.3	4,144,032

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.6)%	$(14,846)
Food & Staples Retailing	(0.7)	(16,940)
Telecommunication Services	(0.7)	(17,470)
Automobiles & Components	(1.8)	(42,651)
Pharmaceuticals, Biotechnology & Life Sciences	(1.9)	(44,982)
Consumer Durables & Apparel	(2.4)	(56,106)
Commercial & Professional Services	(2.5)	(58,905)
Transportation	(3.0)	(71,892)
Food, Beverage & Tobacco	(3.4)	(81,344)
Semiconductors & Semiconductor Equipment	(3.8)	(91,198)
Consumer Services	(4.0)	(96,040)
Media & Entertainment	(4.7)	(110,915)
Energy	(4.8)	(114,718)
Materials	(5.0)	(120,004)
Retailing	(5.3)	(125,497)
Technology Hardware & Equipment	(5.6)	(132,540)
Health Care Equipment & Services	(5.8)	(136,972)
Software & Services	(8.7)	(205,641)
Capital Goods	(10.4)	(246,181)

Total Short Positions	(75.1)	(1,784,842)

Other Assets in Excess of Liabilities	0.8	18,414

NET ASSETS	100.0%	$2,377,604

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	25.2%	$3,111,715
Pharmaceuticals, Biotechnology & Life Sciences	22.4	2,769,557
Food, Beverage & Tobacco	17.4	2,149,132
Energy	16.9	2,083,104
Health Care Equipment & Services	10.1	1,252,744
Software & Services	9.8	1,208,946
Retailing	8.4	1,042,796
Technology Hardware & Equipment	8.0	991,567
Diversified Financials	7.7	948,646
Real Estate	7.1	871,283
Household & Personal Products	5.7	702,752
Food & Staples Retailing	5.5	680,949
Insurance	5.1	632,046
Telecommunication Services	4.7	584,727
Materials	4.5	549,921
Utilities	3.7	454,101
Consumer Durables & Apparel	3.6	447,140
Semiconductors & Semiconductor Equipment	3.3	410,477
Consumer Services	3.3	403,009
Media & Entertainment	3.1	377,420
Commercial & Professional Services	2.9	354,442
Banks	2.3	280,289
Automobiles & Components	1.9	236,038
Transportation	1.7	207,559

Total Long Positions	184.3	22,750,360

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.4)%	$(51,576)
Banks	(0.8)	(102,101)
Technology Hardware & Equipment	(0.9)	(104,867)
Automobiles & Components	(1.0)	(122,876)
Food, Beverage & Tobacco	(1.0)	(123,160)
Household & Personal Products	(1.5)	(186,359)
Commercial & Professional Services	(1.7)	(208,448)
Consumer Durables & Apparel	(2.0)	(246,763)
Consumer Services	(2.4)	(301,559)
Materials	(2.7)	(337,814)
Insurance	(2.8)	(343,356)
Diversified Financials	(3.3)	(401,041)
Transportation	(3.6)	(442,318)
Utilities	(3.7)	(459,424)
Retailing	(4.3)	(528,068)
Capital Goods	(4.3)	(528,592)
Real Estate	(4.4)	(545,401)
Media & Entertainment	(6.1)	(758,804)
Pharmaceuticals, Biotechnology & Life Sciences	(6.4)	(786,633)
Energy	(6.8)	(837,119)
Semiconductors & Semiconductor Equipment	(7.1)	(878,536)
Health Care Equipment & Services	(7.3)	(900,589)
Software & Services	(10.6)	(1,307,473)

Total Short Positions	(85.1)	(10,502,877)

Other Assets in Excess of Liabilities	0.8	98,222

NET ASSETS	100.0%	$12,345,705

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	18.4%	$5,173,484
Pharmaceuticals, Biotechnology & Life Sciences	11.2	3,147,618
Media & Entertainment	10.6	2,988,265
Consumer Durables & Apparel	10.4	2,935,841
Technology Hardware & Equipment	8.3	2,323,292
Retailing	7.4	2,088,683
Health Care Equipment & Services	6.6	1,856,773
Automobiles & Components	3.9	1,109,701
Transportation	3.4	963,894
Software & Services	3.3	940,617
Semiconductors & Semiconductor Equipment	2.7	763,058
Consumer Services	2.6	729,999
Commercial & Professional Services	2.6	719,711
Food, Beverage & Tobacco	2.4	666,192
Food & Staples Retailing	1.7	475,082
Telecommunication Services	1.6	454,499
Household & Personal Products	0.5	133,667

Total Common Stocks	97.6	27,470,376

Other Assets in Excess of Liabilities	2.4	683,232

NET ASSETS	100.0%	$28,153,608

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	5.6%	$1,154,622
Media & Entertainment	3.4	705,266
Consumer Durables & Apparel	3.1	648,127
Pharmaceuticals, Biotechnology & Life Sciences	3.0	622,351
Technology Hardware & Equipment	2.9	604,579
Retailing	2.4	485,924
Health Care Equipment & Services	1.6	324,776
Semiconductors & Semiconductor Equipment	1.5	303,573
Automobiles & Components	1.2	244,408
Transportation	1.2	240,196
Software & Services	1.0	207,572
Consumer Services	0.8	165,410
Commercial & Professional Services	0.7	145,999
Food, Beverage & Tobacco	0.6	113,790
Telecommunication Services	0.5	93,397
Food & Staples Retailing	0.4	86,824
Household & Personal Products	0.1	29,519
Affiliated Equity Registered Investment Companies	58.9	12,131,663
U.S. Treasury Obligations	0.9	199,709

Total Long Positions	89.8	18,507,705

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Consumer Durables & Apparel	(0.2)%	$(43,979)
Telecommunication Services	(0.3)	(63,943)
Automobiles & Components	(0.4)	(76,445)
Transportation	(0.5)	(99,349)
Food & Staples Retailing	(0.5)	(112,530)
Household & Personal Products	(1.2)	(247,214)
Media & Entertainment	(1.2)	(252,061)
Technology Hardware & Equipment	(1.8)	(379,895)
Semiconductors & Semiconductor Equipment	(2.1)	(429,191)
Food, Beverage & Tobacco	(2.1)	(437,409)
Commercial & Professional Services	(2.3)	(476,830)
Retailing	(2.4)	(505,123)
Consumer Services	(2.6)	(528,688)
Capital Goods	(2.6)	(531,310)
Pharmaceuticals, Biotechnology & Life Sciences	(2.9)	(598,483)
Health Care Equipment & Services	(3.3)	(672,247)
Software & Services	(3.6)	(737,541)

Total Short Positions	(30.0)	(6,192,238)

Other Assets in Excess of Liabilities	40.2	8,291,627

NET ASSETS	100.0%	$20,607,094

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham ESG Large Value Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	14.5%	$166,503
Energy	8.0	91,978
Technology Hardware & Equipment	7.8	90,016
Software & Services	7.3	84,495
Pharmaceuticals, Biotechnology & Life Sciences	7.2	82,770
Diversified Financials	6.7	76,964
Retailing	6.5	75,249
Semiconductors & Semiconductor Equipment	6.1	69,793
Banks	4.2	48,985
Insurance	4.2	48,388
Health Care Equipment & Services	3.6	41,200
Consumer Durables & Apparel	3.4	38,961
Food, Beverage & Tobacco	3.4	38,938
Real Estate	3.0	34,725
Materials	2.7	30,679
Media & Entertainment	2.5	28,955
Food & Staples Retailing	2.3	26,071
Transportation	1.6	18,897
Telecommunication Services	1.1	12,881
Consumer Services	1.1	12,236
Commercial & Professional Services	1.0	12,088
Automobiles & Components	0.7	8,148
Utilities	0.3	3,483
Household & Personal Products	0.3	3,220

Total Long Positions	99.5	1,145,623

Other Assets in Excess of Liabilities	0.5	5,703

NET ASSETS	100.0%	$1,151,326

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 142.6%
COMMON STOCKS — 142.6%
Automobiles & Components — 1.5%
BorgWarner, Inc.	950	$36,490
General Motors Co.†	5,058	187,652

		224,142

Banks — 1.2%
People’s United Financial, Inc.	1,601	26,320
SunTrust Banks, Inc.	1,951	115,597
US Bancorp	685	33,010

		174,927

Capital Goods — 21.7%
3M Co.†	503	104,513
Arconic, Inc.	2,205	42,138
Caterpillar, Inc.†	1,442	195,377
Cummins, Inc.†	733	115,719
Dover Corp.†	669	62,752
Eaton Corp. PLC (Ireland)	1,976	159,187
Emerson Electric Co.†	1,405	96,200
Flowserve Corp.	566	25,549
Fortive Corp.†	1,532	128,519
Fortune Brands Home & Security, Inc.	646	30,756
General Dynamics Corp.†	1,276	216,001
Honeywell International, Inc.†	3,080	489,474
Huntington Ingalls Industries, Inc.†	196	40,611
Illinois Tool Works, Inc.†	591	84,826
Ingersoll-Rand PLC (Ireland)†	1,121	121,012
Johnson Controls International PLC (Ireland)†	4,003	147,871
L3 Technologies, Inc.	341	70,372
Lockheed Martin Corp.†	871	261,439
Masco Corp.†	1,384	54,405
Northrop Grumman Corp.	754	203,278
Pentair PLC (Ireland)	743	33,071
Raytheon Co.†	1,298	236,340
Snap-on, Inc.	238	37,252
Stanley Black & Decker, Inc.	656	89,328
Textron, Inc.	612	31,004
TransDigm Group, Inc.†*	231	104,872
Wabtec Corp.	419	30,889
WW Grainger, Inc.	154	46,343

		3,259,098

Commercial & Professional Services — 1.7%
Nielsen Holdings PLC (United Kingdom)	1,617	38,274

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.†	806	$64,786
Robert Half International, Inc.†	554	36,099
Waste Management, Inc.†	1,140	118,457

		257,616

Consumer Durables & Apparel — 3.2%
Capri Holdings Ltd. (British Virgin Islands)*	699	31,979
Garmin Ltd. (Switzerland)†	861	74,347
Hanesbrands, Inc.	1,578	28,215
Leggett & Platt, Inc.	575	24,277
Mattel, Inc.*	1,498	19,474
Newell Brands, Inc.	2,127	32,628
Ralph Lauren Corp.	325	42,146
Tapestry, Inc.	1,257	40,840
Under Armour, Inc., Class C*	1,925	36,325
VF Corp.†	1,748	151,919
Whirlpool Corp.	6	797

		482,947

Consumer Services — 1.7%
McDonald’s Corp.	286	54,311
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	942	51,772
Yum! Brands, Inc.†	1,425	142,229

		248,312

Diversified Financials — 7.7%
Affiliated Managers Group, Inc.	246	26,349
Berkshire Hathaway, Inc., Class B†*	621	124,753
BlackRock, Inc.†	699	298,732
Discover Financial Services†	1,435	102,115
Franklin Resources, Inc.	2,294	76,023
Goldman Sachs Group, Inc. (The)†	1,693	325,039
Intercontinental Exchange, Inc.	5	381
Invesco Ltd. (Bermuda)	1,876	36,226
Nasdaq, Inc.	326	28,522
Synchrony Financial	932	29,731
T Rowe Price Group, Inc.†	1,106	110,733

		1,158,604

Energy — 12.9%
Chevron Corp.†	3,474	427,927
ConocoPhillips†	5,308	354,256
Devon Energy Corp.	2,349	74,134
Exxon Mobil Corp.†	4,380	353,904
HollyFrontier Corp.	795	39,170

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.†	9,905	$198,199
Marathon Oil Corp.	3,553	59,371
Occidental Petroleum Corp.†	3,438	227,596
Phillips 66†	2,151	204,711

		1,939,268

Food & Staples Retailing — 4.8%
Kroger Co. (The)†	398	9,791
Sysco Corp.†	2,373	158,421
Walgreens Boots Alliance, Inc.†	4,171	263,899
Walmart, Inc.†	2,970	289,664

		721,775

Food, Beverage & Tobacco — 9.6%
Altria Group, Inc.†	5,329	306,044
Archer-Daniels-Midland Co.†	2,328	100,407
Campbell Soup Co.	38	1,449
Constellation Brands, Inc., Class A†	863	151,310
General Mills, Inc.†	2,708	140,139
Hershey Co. (The)	914	104,955
Kraft Heinz Co. (The)†	4,447	145,195
McCormick & Co., Inc., non-voting shares	584	87,968
PepsiCo, Inc.†	1,717	210,418
Philip Morris International, Inc.	2,085	184,293
Tyson Foods, Inc., Class A	20	1,389

		1,433,567

Health Care Equipment & Services — 7.1%
Anthem, Inc.	230	66,005
Cardinal Health, Inc.†	1,368	65,869
CVS Health Corp.†	5,193	280,058
HCA Healthcare, Inc.†	1,495	194,918
Henry Schein, Inc.*	655	39,372
Humana, Inc.	17	4,522
Laboratory Corp. of America Holdings†*	468	71,595
Quest Diagnostics, Inc.†	625	56,200
UnitedHealth Group, Inc.†	1,186	293,250

		1,071,789

Household & Personal Products — 4.4%
Church & Dwight Co., Inc.†	959	68,310
Clorox Co. (The)	240	38,510
Colgate-Palmolive Co.†	1,471	100,822
Kimberly-Clark Corp.†	278	34,444

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	4,006	$416,824

		658,910

Insurance — 3.8%
Aflac, Inc.	226	11,300
Aon PLC (United Kingdom)†	1,041	177,699
Hartford Financial Services Group, Inc. (The)†	146	7,259
Loews Corp.†	23	1,102
Marsh & McLennan Cos., Inc.†	2,298	215,782
Progressive Corp. (The)†	1,722	124,139
Unum Group	927	31,360

		568,641

Materials — 5.1%
Avery Dennison Corp.	397	44,861
Ball Corp.	1,475	85,344
Celanese Corp.†	565	55,715
CF Industries Holdings, Inc.	39	1,594
DowDuPont, Inc.†	5,207	277,585
Eastman Chemical Co.†	641	48,639
Ecolab, Inc.	20	3,531
International Paper Co.†	1,848	85,507
Nucor Corp.†	1,432	83,557
Packaging Corp. of America	429	42,634
Sealed Air Corp.	686	31,597

		760,564

Media & Entertainment — 2.3%
Comcast Corp., Class A†	231	9,235
Discovery, Inc., Class A*	3,080	83,222
DISH Network Corp., Class A*	1,751	55,489
Interpublic Group of Cos., Inc. (The)	1,463	30,738
News Corp., Class A	2,669	33,202
Omnicom Group, Inc.	694	50,655
Viacom, Inc., Class B	1,730	48,561
Walt Disney Co. (The)†	283	31,421

		342,523

Pharmaceuticals, Biotechnology & Life Sciences — 16.0%
AbbVie, Inc.†	2,396	193,094
Amgen, Inc.†	1,452	275,851
Biogen, Inc.†*	845	199,741
Bristol-Myers Squibb Co.†	7,216	344,275
Celgene Corp.†*	3,187	300,662
Eli Lilly & Co.†	2,385	309,478
Gilead Sciences, Inc.†	281	18,268

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson†	881	$123,155
Merck & Co., Inc.†	2,754	229,050
Pfizer, Inc.†	9,549	405,546

		2,399,120

Real Estate — 2.6%
CBRE Group, Inc., Class A†*	1,489	73,631
Duke Realty Corp., REIT	1,000	30,580
Equity Residential, REIT†	281	21,165
Realty Income Corp., REIT†	1,346	99,012
UDR, Inc., REIT†	741	33,686
Welltower, Inc., REIT†	1,680	130,368
Weyerhaeuser Co., REIT†	80	2,107

		390,549

Retailing — 6.7%
Advance Auto Parts, Inc.†	250	42,632
Amazon.com, Inc.*	4	7,123
AutoZone, Inc.†*	60	61,447
Best Buy Co., Inc.	206	14,638
Booking Holdings, Inc.†*	109	190,195
Dollar General Corp.†	609	72,654
eBay, Inc.†	4,391	163,082
Genuine Parts Co.†	670	75,060
Home Depot, Inc. (The)	137	26,289
Kohl’s Corp.†	517	35,554
O’Reilly Automotive, Inc.*	2	777
Tiffany & Co.	514	54,253
TJX Cos., Inc. (The)†	4,652	247,533
Tractor Supply Co.	186	18,183

		1,009,420

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.†	4,402	174,583
Intel Corp.†	660	35,442
KLA-Tencor Corp.†	698	83,348
Lam Research Corp.†	731	130,856
Microchip Technology, Inc.	1,146	95,072
Micron Technology, Inc.†*	5,445	225,042
Skyworks Solutions, Inc.	763	62,932

		807,275

Software & Services — 9.2%
Accenture PLC, Class A (Ireland)†	963	169,507
Automatic Data Processing, Inc.	236	37,699
DXC Technology Co.†	1,283	82,510

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	3,438	$485,102
Paychex, Inc.	1,076	86,295
PayPal Holdings, Inc.†*	4,709	488,983
Total System Services, Inc.	2	190
Western Union Co. (The)	2,023	37,365

		1,387,651

Technology Hardware & Equipment — 8.1%
Amphenol Corp., Class A	86	8,122
Apple, Inc.†	2,609	495,580
F5 Networks, Inc.*	124	19,459
FLIR Systems, Inc.†	525	24,980
Hewlett Packard Enterprise Co.†	5,342	82,427
HP, Inc.†	7,221	140,304
Juniper Networks, Inc.	1,526	40,393
Motorola Solutions, Inc.†	746	104,753
NetApp, Inc.	1,063	73,708
Seagate Technology PLC (Ireland)	1,304	62,449
TE Connectivity Ltd. (Switzerland)†	1,500	121,125
Xerox Corp.	1,119	35,786

		1,209,086

Telecommunication Services — 2.5%
CenturyLink, Inc.	4,931	59,123
Verizon Communications, Inc.†	5,473	323,618

		382,741

Transportation — 1.6%
CSX Corp.†	3,016	225,657
Expeditors International of Washington, Inc.†	75	5,692
Norfolk Southern Corp.	39	7,289

		238,638

Utilities — 1.8%
Dominion Energy, Inc.†	1,662	127,409
Evergy, Inc.	1,093	63,449
Exelon Corp.	343	17,195
FirstEnergy Corp.†	61	2,538
NRG Energy, Inc.†	1,371	58,240

		268,831

TOTAL COMMON STOCKS (Cost $19,673,953)		21,395,994

TOTAL LONG POSITIONS - 142.6%		21,395,994

(Cost $19,673,953)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (82.5)%
COMMON STOCKS — (82.5)%
Automobiles & Components — (1.0)%
Aptiv PLC (Jersey)	(589)	$(46,820)
Ford Motor Co.	(10,184)	(89,416)
Harley-Davidson, Inc.	(404)	(14,407)

		(150,643)

Banks — (0.9)%
Citigroup, Inc.	(151)	(9,395)
Citizens Financial Group, Inc.	(865)	(28,113)
Fifth Third Bancorp	(682)	(17,200)
Huntington Bancshares, Inc.	(268)	(3,398)
KeyCorp.	(2,302)	(36,257)
Regions Financial Corp.	(2,621)	(37,087)
Zions Bancorp NA	(13)	(590)

		(132,040)

Capital Goods — (3.9)%
A.O. Smith Corp.	(128)	(6,825)
AMETEK, Inc.	(15)	(1,245)
Boeing Co. (The)	(7)	(2,670)
Deere & Co.	(176)	(28,132)
Fastenal Co.	(758)	(48,747)
Fluor Corp.	(331)	(12,181)
General Electric Co.	(16,352)	(163,356)
Harris Corp.	(301)	(48,073)
Jacobs Engineering Group, Inc.	(356)	(26,768)
Parker-Hannifin Corp.	(262)	(44,964)
Rockwell Automation, Inc.	(306)	(53,691)
United Rentals, Inc.*	(215)	(24,564)
United Technologies Corp.	(903)	(116,388)
Xylem, Inc.	(170)	(13,437)

		(591,041)

Commercial & Professional Services — (1.6)%
Cintas Corp.	(74)	(14,956)
Copart, Inc.*	(654)	(39,626)
Equifax, Inc.	(319)	(37,802)
IHS Markit Ltd. (Bermuda)*	(1,042)	(56,664)
Rollins, Inc.	(865)	(36,001)
Verisk Analytics, Inc.	(422)	(56,126)

		(241,175)

Consumer Durables & Apparel — (2.0)%
DR Horton, Inc.	(995)	(41,173)
Hasbro, Inc.	(7)	(595)
Mohawk Industries, Inc.*	(187)	(23,590)
NIKE, Inc., Class B	(2,242)	(188,799)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PulteGroup, Inc.	(720)	$(20,131)
PVH Corp.	(175)	(21,341)

		(295,629)

Consumer Services — (2.7)%
Carnival Corp. (Panama)	(1,231)	(62,436)
Chipotle Mexican Grill, Inc.*	(74)	(52,563)
Hilton Worldwide Holdings, Inc.	(677)	(56,265)
Marriott International, Inc., Class A	(843)	(105,451)
MGM Resorts International	(1,418)	(36,386)
Royal Caribbean Cruises Ltd. (Liberia)	(552)	(63,270)
Wynn Resorts Ltd.	(287)	(34,245)

		(410,616)

Diversified Financials — (2.4)%
Ameriprise Financial, Inc.	(350)	(44,835)
Bank of New York Mellon Corp. (The)	(603)	(30,409)
Capital One Financial Corp.	(1,122)	(91,656)
Cboe Global Markets, Inc.	(294)	(28,059)
Charles Schwab Corp. (The)	(91)	(3,891)
CME Group, Inc.	(176)	(28,966)
Morgan Stanley	(1,908)	(80,518)
MSCI, Inc.	(105)	(20,878)
Northern Trust Corp.	(140)	(12,657)
Raymond James Financial, Inc.	(147)	(11,820)
State Street Corp.	(181)	(11,912)

		(365,601)

Energy — (7.1)%
Anadarko Petroleum Corp.	(1,329)	(60,443)
Apache Corp.	(960)	(33,274)
Cabot Oil & Gas Corp.	(1,146)	(29,911)
Cimarex Energy Co.	(252)	(17,615)
Concho Resources, Inc.	(529)	(58,698)
Diamondback Energy, Inc.	(414)	(42,033)
EOG Resources, Inc.	(1,457)	(138,677)
Halliburton Co.	(1,667)	(48,843)
Helmerich & Payne, Inc.	(304)	(16,890)
Hess Corp.	(745)	(44,871)
Marathon Petroleum Corp.	(1,724)	(103,181)
National Oilwell Varco, Inc.	(946)	(25,201)
Noble Energy, Inc.	(1,278)	(31,605)
ONEOK, Inc.	(1,086)	(75,846)
Pioneer Natural Resources Co.	(427)	(65,024)
Schlumberger Ltd. (Curacao)	(3,387)	(147,572)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)	(1,135)	$(26,695)
Valero Energy Corp.	(117)	(9,925)
Williams Cos., Inc. (The)	(3,069)	(88,142)

		(1,064,446)

Food & Staples Retailing — (0.6)%
Costco Wholesale Corp.	(378)	(91,529)

Food, Beverage & Tobacco — (2.0)%
Brown-Forman Corp., Class B	(1,271)	(67,083)
Conagra Brands, Inc.	(1,225)	(33,982)
Kellogg Co.	(516)	(29,608)
Lamb Weston Holdings, Inc.	(221)	(16,562)
Molson Coors Brewing Co., Class B	(547)	(32,629)
Mondelez International, Inc., Class A	(1,099)	(54,862)
Monster Beverage Corp.*	(1,275)	(69,590)

		(304,316)

Health Care Equipment & Services — (8.6)%
ABIOMED, Inc.*	(118)	(33,700)
Align Technology, Inc.*	(197)	(56,013)
Baxter International, Inc.	(1,161)	(94,401)
Becton Dickinson and Co.	(293)	(73,171)
Boston Scientific Corp.*	(3,654)	(140,241)
Centene Corp.*	(179)	(9,505)
Cerner Corp.*	(900)	(51,489)
Cigna Corp.	(943)	(151,653)
Cooper Cos., Inc. (The)	(125)	(37,021)
DaVita, Inc.*	(423)	(22,965)
DENTSPLY SIRONA, Inc.	(570)	(28,266)
Edwards Lifesciences Corp.*	(552)	(105,614)
Hologic, Inc.*	(713)	(34,509)
IDEXX Laboratories, Inc.*	(228)	(50,981)
Intuitive Surgical, Inc.*	(205)	(116,969)
McKesson Corp.	(367)	(42,961)
Medtronic PLC (Ireland)	(314)	(28,599)
ResMed, Inc.	(366)	(38,053)
Teleflex, Inc.	(117)	(35,353)
Universal Health Services, Inc., Class B	(245)	(32,774)
Varian Medical Systems, Inc.*	(241)	(34,155)
Zimmer Biomet Holdings, Inc.	(539)	(68,830)

		(1,287,223)

Household & Personal Products — (0.8)%
Coty, Inc., Class A	(1,983)	(22,805)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(544)	$(90,059)

		(112,864)

Insurance — (2.7)%
American International Group, Inc.	(1,725)	(74,279)
Arthur J Gallagher & Co.	(462)	(36,082)
Brighthouse Financial, Inc.*	(295)	(10,706)
Chubb Ltd. (Switzerland)	(663)	(92,873)
Cincinnati Financial Corp.	(369)	(31,697)
Everest Re Group Ltd. (Bermuda)	(103)	(22,244)
Lincoln National Corp.	(332)	(19,488)
MetLife, Inc.	(2,521)	(107,319)
Principal Financial Group, Inc.	(18)	(903)
Torchmark Corp.	(102)	(8,359)

		(403,950)

Materials — (3.4)%
Air Products & Chemicals, Inc.	(579)	(110,566)
Albemarle Corp.	(280)	(22,954)
Freeport-McMoRan, Inc.	(3,712)	(47,848)
International Flavors & Fragrances, Inc.	(278)	(35,804)
Linde PLC (Ireland)	(650)	(114,354)
LyondellBasell Industries NV, Class A (Netherlands)	(961)	(80,801)
Martin Marietta Materials, Inc.	(102)	(20,520)
Newmont Mining Corp.	(1,410)	(50,436)
Westrock Co.	(648)	(24,851)

		(508,134)

Media & Entertainment — (4.4)%
Activision Blizzard, Inc.	(1,952)	(88,875)
Alphabet, Inc., Class A*	(98)	(115,335)
CBS Corp., Class B, non-voting shares	(991)	(47,102)
Charter Communications, Inc., Class A*	(463)	(160,619)
Electronic Arts, Inc.*	(510)	(51,831)
Facebook, Inc., Class A*	(325)	(54,174)
Netflix, Inc.*	(115)	(41,004)
Take-Two Interactive Software, Inc.*	(300)	(28,311)
TripAdvisor, Inc.*	(403)	(20,734)
Twitter, Inc.*	(1,706)	(56,093)

		(664,078)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (6.3)%
Agilent Technologies, Inc.	(841)	$(67,600)
Alexion Pharmaceuticals, Inc.*	(485)	(65,562)
Allergan PLC (Ireland)	(896)	(131,183)
Illumina, Inc.*	(376)	(116,819)
Incyte Corp.*	(578)	(49,714)
IQVIA Holdings, Inc.*	(534)	(76,816)
Mettler-Toledo International, Inc.*	(67)	(48,441)
Mylan NV (Netherlands)*	(382)	(10,826)
Nektar Therapeutics*	(436)	(14,650)
PerkinElmer, Inc.	(275)	(26,499)
Perrigo Co. PLC (Ireland)	(359)	(17,289)
Regeneron Pharmaceuticals, Inc.*	(188)	(77,197)
Vertex Pharmaceuticals, Inc.*	(643)	(118,280)
Zoetis, Inc.	(1,214)	(122,213)

		(943,089)

Real Estate — (6.4)%
Alexandria Real Estate Equities, Inc., REIT	(285)	(40,630)
American Tower Corp., REIT	(1,105)	(217,751)
Apartment Investment & Management Co., Class A	(115)	(5,783)
Crown Castle International Corp., REIT	(1,095)	(140,160)
Digital Realty Trust, Inc., REIT	(522)	(62,118)
Equinix, Inc., REIT	(212)	(96,070)
Essex Property Trust, Inc., REIT	(175)	(50,617)
Extra Space Storage, Inc., REIT	(151)	(15,388)
Host Hotels & Resorts, Inc., REIT	(1,840)	(34,776)
Iron Mountain, Inc., REIT	(757)	(26,843)
Kimco Realty Corp., REIT	(1,113)	(20,590)
Macerich Co. (The), REIT	(361)	(15,649)
Public Storage, REIT	(419)	(91,250)
Regency Centers Corp., REIT	(411)	(27,738)
SBA Communications Corp., REIT*	(301)	(60,098)
SL Green Realty Corp., REIT	(200)	(17,984)
Vornado Realty Trust, REIT	(482)	(32,506)

		(955,951)

Retailing — (4.1)%
CarMax, Inc.*	(453)	(31,619)
Dollar Tree, Inc.*	(628)	(65,965)
Expedia Group, Inc.	(410)	(48,790)
Foot Locker, Inc.	(279)	(16,907)
Gap, Inc. (The)	(1,018)	(26,651)
L Brands, Inc.	(690)	(19,030)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.*	(774)	$(21,966)
Lowe’s Cos., Inc.	(1,999)	(218,831)
Macy’s, Inc.	(811)	(19,488)
Nordstrom, Inc.	(373)	(16,554)
Ross Stores, Inc.	(925)	(86,118)
Target Corp.	(99)	(7,946)
Ulta Beauty, Inc.*	(113)	(39,406)

		(619,271)

Semiconductors & Semiconductor Equipment — (6.3)%
Advanced Micro Devices, Inc.*	(3,035)	(77,453)
Analog Devices, Inc.	(951)	(100,112)
Broadcom, Inc.	(835)	(251,093)
Maxim Integrated Products, Inc.	(709)	(37,698)
NVIDIA Corp.	(1,571)	(282,089)
Qorvo, Inc.*	(282)	(20,228)
QUALCOMM, Inc.	(3,115)	(177,648)

		(946,321)

Software & Services — (7.9)%
Adobe, Inc.*	(287)	(76,483)
Akamai Technologies, Inc.*	(423)	(30,333)
Alliance Data Systems Corp.	(133)	(23,272)
ANSYS, Inc.*	(209)	(38,186)
Autodesk, Inc.*	(363)	(56,563)
Broadridge Financial Solutions, Inc.	(296)	(30,692)
Citrix Systems, Inc.	(333)	(33,187)
Fidelity National Information Services, Inc.	(494)	(55,871)
Fiserv, Inc.*	(1,060)	(93,577)
FleetCor Technologies, Inc.*	(176)	(43,400)
Fortinet, Inc.*	(427)	(35,855)
Gartner, Inc.*	(229)	(34,735)
Global Payments, Inc.	(417)	(56,929)
Intuit, Inc.	(437)	(114,236)
Jack Henry & Associates, Inc.	(25)	(3,468)
Mastercard, Inc., Class A	(160)	(37,672)
Microsoft Corp.	(362)	(42,694)
Oracle Corp.	(1,872)	(100,545)
Red Hat, Inc.*	(475)	(86,782)
salesforce.com, Inc.*	(315)	(49,887)
Symantec Corp.	(1,669)	(38,370)
Synopsys, Inc.*	(394)	(45,369)
VeriSign, Inc.*	(321)	(58,281)

		(1,186,387)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.4)%
IPG Photonics Corp.*	(141)	$(21,401)
Western Digital Corp.	(743)	(35,709)

		(57,110)

Transportation — (3.0)%
Alaska Air Group, Inc.	(315)	(17,678)
American Airlines Group, Inc.	(609)	(19,342)
FedEx Corp.	(313)	(56,781)
JB Hunt Transport Services, Inc.	(288)	(29,172)
Kansas City Southern	(273)	(31,663)
United Continental Holdings, Inc.*	(698)	(55,686)
United Parcel Service, Inc., Class B	(2,120)	(236,889)

		(447,211)

Utilities — (4.0)%
Alliant Energy Corp.	(623)	(29,362)
Ameren Corp.	(52)	(3,825)
American Electric Power Co., Inc.	(1,216)	(101,840)
Atmos Energy Corp.	(293)	(30,158)
CMS Energy Corp.	(506)	(28,103)
Consolidated Edison, Inc.	(799)	(67,763)
Edison International	(817)	(50,589)
Entergy Corp.	(478)	(45,711)
NiSource, Inc.	(959)	(27,485)
Pinnacle West Capital Corp.	(48)	(4,588)
Sempra Energy	(121)	(15,229)
Southern Co. (The)	(1,496)	(77,313)
WEC Energy Group, Inc.	(782)	(61,841)
Xcel Energy, Inc.	(1,000)	(56,210)

		(600,017)

TOTAL COMMON STOCK (Proceeds $12,554,050)		(12,378,642)

TOTAL SECURITIES SOLD SHORT - (82.5)%		(12,378,642)

(Proceeds $12,554,050)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		5,981,230

NET ASSETS - 100.0%		$14,998,582

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.1%
COMMON STOCKS — 111.1%
Automobiles & Components — 1.2%
BorgWarner, Inc.	126	$4,840
General Motors Co.†	674	25,005

		29,845

Banks — 0.9%
People’s United Financial, Inc.(a)	206	3,387
SunTrust Banks, Inc.	254	15,049
US Bancorp	62	2,988

		21,424

Capital Goods — 16.8%
3M Co.†	66	13,713
Arconic, Inc.	291	5,561
Caterpillar, Inc.†	123	16,665
Cummins, Inc.†	97	15,313
Dover Corp.†	88	8,254
Eaton Corp. PLC (Ireland)†	261	21,026
Emerson Electric Co.†	214	14,653
Flowserve Corp.(a)	74	3,340
Fortive Corp.	200	16,778
Fortune Brands Home & Security, Inc.	86	4,094
General Dynamics Corp.†	166	28,100
Honeywell International, Inc.†	406	64,521
Huntington Ingalls Industries, Inc.	26	5,387
Illinois Tool Works, Inc.†	66	9,473
Ingersoll-Rand PLC (Ireland)†	148	15,977
Johnson Controls International PLC (Ireland)†	520	19,209
L3 Technologies, Inc.	44	9,080
Lockheed Martin Corp.†	115	34,518
Masco Corp.	183	7,194
Northrop Grumman Corp.†	98	26,421
Pentair PLC (Ireland)	96	4,273
Raytheon Co.†	172	31,318
Snap-on, Inc.(a)	30	4,696
Stanley Black & Decker, Inc.	86	11,711
TransDigm Group, Inc.*	30	13,620
Wabtec Corp.	55	4,055
WW Grainger, Inc.†(a)	32	9,630

		418,580

Commercial & Professional Services — 1.6%
Nielsen Holdings PLC (United Kingdom)	213	5,042
Republic Services, Inc.†	163	13,102

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	74	$4,822
Waste Management, Inc.†	172	17,872

		40,838

Consumer Durables & Apparel — 2.5%
Capri Holdings Ltd. (British Virgin Islands)*	92	4,209
Garmin Ltd. (Switzerland)†	113	9,758
Hanesbrands, Inc.	206	3,683
Leggett & Platt, Inc.(a)	75	3,166
Mattel, Inc.(a)*	196	2,548
Newell Brands, Inc.(a)	270	4,142
Ralph Lauren Corp.	41	5,317
Tapestry, Inc.	166	5,393
Under Armour, Inc., Class C(a)*	249	4,699
VF Corp.†	226	19,642
Whirlpool Corp.	2	266

		62,823

Consumer Services — 1.3%
McDonald’s Corp.†	41	7,786
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	122	6,705
Yum! Brands, Inc.†	191	19,064

		33,555

Diversified Financials — 5.8%
Affiliated Managers Group, Inc.	32	3,427
Berkshire Hathaway, Inc., Class B†*	66	13,259
BlackRock, Inc.†	93	39,745
Discover Financial Services	184	13,093
Franklin Resources, Inc.†(a)	319	10,572
Goldman Sachs Group, Inc. (The)†	208	39,934
Invesco Ltd. (Bermuda)	248	4,789
Moody’s Corp.†	3	543
Nasdaq, Inc.(a)	28	2,450
Synchrony Financial	25	797
T Rowe Price Group, Inc.†	146	14,618

		143,227

Energy — 10.2%
Chevron Corp.†	448	55,185
ConocoPhillips†	700	46,718
Devon Energy Corp.†	311	9,815
Exxon Mobil Corp.†	576	46,541
HollyFrontier Corp.†	106	5,223
Kinder Morgan, Inc.†	1,289	25,793

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	462	$7,720
Occidental Petroleum Corp.†	454	30,055
Phillips 66†	281	26,743

		253,793

Food & Staples Retailing — 3.5%
Sysco Corp.†	313	20,896
Walgreens Boots Alliance, Inc.†	547	34,609
Walmart, Inc.†	318	31,015

		86,520

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.†	770	44,221
Archer-Daniels-Midland Co.†	313	13,500
Campbell Soup Co.	39	1,487
Constellation Brands, Inc., Class A†	114	19,988
General Mills, Inc.†(a)	360	18,630
Hershey Co. (The)	120	13,780
Kraft Heinz Co. (The)†	654	21,353
McCormick & Co., Inc., non-voting shares(a)	77	11,598
PepsiCo, Inc.†	256	31,373
Philip Morris International, Inc.†	338	29,876
Tyson Foods, Inc., Class A†	7	486

		206,292

Health Care Equipment & Services — 5.4%
Anthem, Inc.†	34	9,757
Cardinal Health, Inc.	180	8,667
CVS Health Corp.	617	33,275
HCA Healthcare, Inc.†	195	25,424
Henry Schein, Inc.(a)*	86	5,169
Humana, Inc.	2	532
Laboratory Corp. of America Holdings†*	62	9,485
Quest Diagnostics, Inc.†(a)	83	7,463
UnitedHealth Group, Inc.†	137	33,875

		133,647

Household & Personal Products — 3.6%
Church & Dwight Co., Inc.†	135	9,616
Clorox Co. (The)†	35	5,616
Colgate-Palmolive Co.†	182	12,474
Kimberly-Clark Corp.†	16	1,982
Procter & Gamble Co. (The)†	586	60,973

		90,661

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 2.9%
Aflac, Inc.	42	$2,100
Aon PLC (United Kingdom)	136	23,215
Hartford Financial Services Group, Inc. (The)†	24	1,193
Loews Corp.†	3	144
Marsh & McLennan Cos., Inc.†	304	28,546
Progressive Corp. (The)†	183	13,192
Unum Group	130	4,398

		72,788

Materials — 3.9%
Avery Dennison Corp.	53	5,989
Ball Corp.	192	11,109
Celanese Corp.	72	7,100
DowDuPont, Inc.†	632	33,692
Eastman Chemical Co.†	85	6,450
International Paper Co.†	244	11,290
Nucor Corp.†	189	11,028
Packaging Corp. of America	57	5,665
Sealed Air Corp.	89	4,099

		96,422

Media & Entertainment — 1.9%
Comcast Corp., Class A†	40	1,599
Discovery, Inc., Class A(a)*	399	10,781
DISH Network Corp., Class A(a)*	249	7,891
Interpublic Group of Cos., Inc. (The)†	160	3,362
News Corp., Class A†	353	4,391
Omnicom Group, Inc.(a)	124	9,051
Viacom, Inc., Class B†	228	6,400
Walt Disney Co. (The)†	40	4,441

		47,916

Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
AbbVie, Inc.†	273	22,001
Amgen, Inc.†	177	33,626
Biogen, Inc.†*	110	26,002
Bristol-Myers Squibb Co.†	946	45,134
Celgene Corp.†*	422	39,811
Eli Lilly & Co.	318	41,264
Gilead Sciences, Inc.†	65	4,226
Johnson & Johnson†	127	17,753
Merck & Co., Inc.†	347	28,860
Pfizer, Inc.†	1,265	53,725

		312,402

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.1%
CBRE Group, Inc., Class A*	194	$9,593
Duke Realty Corp., REIT	96	2,936
Equity Residential, REIT†	51	3,841
Realty Income Corp., REIT†(a)	177	13,020
UDR, Inc., REIT†	147	6,683
Welltower, Inc., REIT†	218	16,917
Weyerhaeuser Co., REIT†	11	290

		53,280

Retailing — 5.4%
Advance Auto Parts, Inc.†	33	5,627
Amazon.com, Inc.*	1	1,781
AutoZone, Inc.†*	15	15,362
Best Buy Co., Inc.	33	2,345
Booking Holdings, Inc.†*	12	20,939
Dollar General Corp.†	67	7,993
eBay, Inc.†	580	21,541
Foot Locker, Inc.(a)	70	4,242
Genuine Parts Co.†	89	9,971
Home Depot, Inc. (The)†	20	3,838
Kohl’s Corp.†	78	5,364
O’Reilly Automotive, Inc.*	2	777
Tiffany & Co.(a)	67	7,072
TJX Cos., Inc. (The)†	502	26,711
Tractor Supply Co.†	6	587

		134,150

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.†	581	23,042
KLA-Tencor Corp.†	92	10,986
Lam Research Corp.†(a)	96	17,185
Microchip Technology, Inc.	146	12,112
Micron Technology, Inc.†*	712	29,427
Skyworks Solutions, Inc.	101	8,330

		101,082

Software & Services — 6.7%
Accenture PLC, Class A (Ireland)†	100	17,602
Automatic Data Processing, Inc.	10	1,597
Citrix Systems, Inc.†	11	1,096
DXC Technology Co.†	170	10,933
International Business Machines Corp.†	408	57,569
Paychex, Inc.	159	12,752
PayPal Holdings, Inc.†*	578	60,019

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	267	$4,931

		166,499

Technology Hardware & Equipment — 6.2%
Apple, Inc.†	331	62,873
F5 Networks, Inc.*	9	1,412
FLIR Systems, Inc.	74	3,521
Hewlett Packard Enterprise Co.	685	10,570
HP, Inc.†	937	18,206
Juniper Networks, Inc.	201	5,320
Motorola Solutions, Inc.†	99	13,902
NetApp, Inc.	136	9,430
Seagate Technology PLC (Ireland)†(a)	172	8,237
TE Connectivity Ltd. (Switzerland)†	197	15,908
Western Digital Corp.†	7	336
Xerox Corp.	148	4,733

		154,448

Telecommunication Services — 2.2%
CenturyLink, Inc.†(a)	651	7,805
Verizon Communications, Inc.†	783	46,299

		54,104

Transportation — 1.0%
CSX Corp.†	337	25,214

Utilities — 1.1%
Dominion Energy, Inc.	153	11,729
Evergy, Inc.	141	8,185
NRG Energy, Inc.†	177	7,519

		27,433

TOTAL COMMON STOCKS (Cost $2,534,799)		2,766,943

TOTAL LONG POSITIONS - 111.1%		2,766,943

(Cost $2,534,799)

SHORT POSITIONS — (50.4)%
COMMON STOCKS — (50.4)%
Automobiles & Components — (0.6)%
Aptiv PLC (Jersey)	(64)	(5,087)
Ford Motor Co.	(1,048)	(9,201)
Harley-Davidson, Inc.	(41)	(1,462)

		(15,750)

Banks — (0.6)%
Citigroup, Inc.	(12)	(747)
Citizens Financial Group, Inc.	(89)	(2,892)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp	(116)	$(2,926)
KeyCorp	(266)	(4,189)
Regions Financial Corp.	(286)	(4,047)

		(14,801)

Capital Goods — (2.3)%
A.O. Smith Corp.	(9)	(480)
Deere & Co.	(14)	(2,238)
Fastenal Co.	(79)	(5,080)
Fluor Corp.	(35)	(1,288)
General Electric Co.	(1,666)	(16,643)
Harris Corp.	(31)	(4,951)
Jacobs Engineering Group, Inc.	(36)	(2,707)
Parker-Hannifin Corp.	(27)	(4,634)
Rockwell Automation, Inc.	(31)	(5,439)
Textron, Inc.	(1)	(51)
United Rentals, Inc.*	(22)	(2,513)
United Technologies Corp.	(79)	(10,182)
Xylem, Inc.	(14)	(1,107)

		(57,313)

Commercial & Professional Services — (0.9)%
Copart, Inc.*	(68)	(4,120)
Equifax, Inc.	(34)	(4,029)
IHS Markit Ltd. (Bermuda)*	(108)	(5,873)
Rollins, Inc.	(89)	(3,704)
Verisk Analytics, Inc.	(44)	(5,852)

		(23,578)

Consumer Durables & Apparel — (1.2)%
DR Horton, Inc.	(104)	(4,304)
Mohawk Industries, Inc.*	(19)	(2,397)
NIKE, Inc., Class B	(227)	(19,116)
PulteGroup, Inc.	(74)	(2,069)
PVH Corp.	(19)	(2,317)

		(30,203)

Consumer Services — (1.8)%
Carnival Corp. (Panama)	(166)	(8,420)
Chipotle Mexican Grill, Inc.*	(8)	(5,682)
Hilton Worldwide Holdings, Inc.	(64)	(5,319)
Marriott International, Inc., Class A	(86)	(10,758)
MGM Resorts International	(145)	(3,721)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(6,533)
Wynn Resorts Ltd.	(29)	(3,460)

		(43,893)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (1.3)%
Ameriprise Financial, Inc.	(35)	$(4,483)
Bank of New York Mellon Corp. (The)	(44)	(2,219)
Capital One Financial Corp.	(119)	(9,721)
Cboe Global Markets, Inc.	(30)	(2,863)
Charles Schwab Corp. (The)	(3)	(128)
CME Group, Inc.	(2)	(329)
Morgan Stanley	(208)	(8,778)
MSCI, Inc.	(7)	(1,392)
Northern Trust Corp.	(20)	(1,808)
State Street Corp.	(15)	(987)

		(32,708)

Energy — (4.6)%
Anadarko Petroleum Corp.	(134)	(6,094)
Apache Corp.	(96)	(3,327)
Cabot Oil & Gas Corp.	(118)	(3,080)
Cimarex Energy Co.	(26)	(1,817)
Concho Resources, Inc.	(54)	(5,992)
Diamondback Energy, Inc.	(42)	(4,264)
EOG Resources, Inc.	(152)	(14,467)
Halliburton Co.	(80)	(2,344)
Helmerich & Payne, Inc.	(29)	(1,611)
Hess Corp.	(76)	(4,577)
Marathon Petroleum Corp.	(175)	(10,474)
National Oilwell Varco, Inc.	(98)	(2,611)
Noble Energy, Inc.	(132)	(3,264)
ONEOK, Inc.	(112)	(7,822)
Pioneer Natural Resources Co.	(43)	(6,548)
Schlumberger Ltd. (Curacao)	(353)	(15,380)
TechnipFMC PLC (United Kingdom)	(117)	(2,752)
Valero Energy Corp.	(105)	(8,907)
Williams Cos., Inc. (The)	(313)	(8,989)

		(114,320)

Food & Staples Retailing — (0.5)%
Costco Wholesale Corp.	(35)	(8,475)
Kroger Co. (The)	(201)	(4,945)

		(13,420)

Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(131)	(6,914)
Conagra Brands, Inc.	(117)	(3,246)
Kellogg Co.	(20)	(1,148)
Lamb Weston Holdings, Inc.	(8)	(600)
Molson Coors Brewing Co., Class B	(56)	(3,340)
Mondelez International, Inc., Class A	(77)	(3,844)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	(109)	$(5,949)

		(25,041)

Health Care Equipment & Services — (5.2)%
ABIOMED, Inc.*	(12)	(3,427)
Align Technology, Inc.*	(21)	(5,971)
Baxter International, Inc.	(118)	(9,595)
Becton Dickinson and Co.	(20)	(4,995)
Boston Scientific Corp.*	(379)	(14,546)
Cerner Corp.*	(94)	(5,378)
Cigna Corp.	(96)	(15,439)
Cooper Cos., Inc. (The)	(12)	(3,554)
DaVita, Inc.*	(44)	(2,389)
DENTSPLY SIRONA, Inc.	(59)	(2,926)
Edwards Lifesciences Corp.*	(57)	(10,906)
Hologic, Inc.*	(73)	(3,533)
IDEXX Laboratories, Inc.*	(24)	(5,366)
Intuitive Surgical, Inc.*	(23)	(13,123)
McKesson Corp.	(29)	(3,395)
Medtronic PLC (Ireland)	(32)	(2,915)
ResMed, Inc.	(37)	(3,847)
Teleflex, Inc.	(12)	(3,626)
Universal Health Services, Inc., Class B	(26)	(3,478)
Varian Medical Systems, Inc.*	(25)	(3,543)
Zimmer Biomet Holdings, Inc.	(56)	(7,151)

		(129,103)

Household & Personal Products — (0.5)%
Coty, Inc., Class A	(206)	(2,369)
Estee Lauder Cos., Inc. (The), Class A	(54)	(8,940)

		(11,309)

Insurance — (1.6)%
American International Group, Inc.	(179)	(7,708)
Arthur J Gallagher & Co.	(44)	(3,436)
Brighthouse Financial, Inc.*	(31)	(1,125)
Chubb Ltd. (Switzerland)	(66)	(9,245)
Cincinnati Financial Corp.	(39)	(3,350)
Everest Re Group Ltd. (Bermuda)	(11)	(2,376)
Lincoln National Corp.	(38)	(2,231)
MetLife, Inc.	(259)	(11,026)
Torchmark Corp.	(5)	(410)

		(40,907)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (2.0)%
Air Products & Chemicals, Inc.	(61)	$(11,649)
Albemarle Corp.	(30)	(2,459)
Freeport-McMoRan, Inc.	(382)	(4,924)
International Flavors & Fragrances, Inc.	(28)	(3,606)
Linde PLC (Ireland)	(58)	(10,204)
LyondellBasell Industries NV, Class A (Netherlands)	(97)	(8,156)
Martin Marietta Materials, Inc.	(6)	(1,207)
Newmont Mining Corp.	(147)	(5,258)
Vulcan Materials Co.	(1)	(118)
Westrock Co.	(66)	(2,531)

		(50,112)

Media & Entertainment — (2.9)%
Activision Blizzard, Inc.	(199)	(9,060)
Alphabet, Inc., Class A*	(10)	(11,769)
CBS Corp., Class B, non-voting shares	(103)	(4,896)
Charter Communications, Inc., Class A*	(48)	(16,652)
Electronic Arts, Inc.*	(69)	(7,012)
Facebook, Inc., Class A*	(36)	(6,001)
Netflix, Inc.*	(17)	(6,062)
Take-Two Interactive Software, Inc.*	(31)	(2,925)
TripAdvisor, Inc.*	(38)	(1,955)
Twitter, Inc.*	(188)	(6,181)

		(72,513)

Pharmaceuticals, Biotechnology & Life Sciences — (3.7)%
Agilent Technologies, Inc.	(88)	(7,073)
Alexion Pharmaceuticals, Inc.*	(29)	(3,920)
Allergan PLC (Ireland)	(93)	(13,616)
Illumina, Inc.*	(38)	(11,806)
Incyte Corp.*	(59)	(5,075)
IQVIA Holdings, Inc.*	(55)	(7,912)
Mettler-Toledo International, Inc.*	(7)	(5,061)
Mylan NV (Netherlands)*	(61)	(1,729)
Nektar Therapeutics*	(45)	(1,512)
PerkinElmer, Inc.	(27)	(2,602)
Perrigo Co. PLC (Ireland)	(38)	(1,830)
Regeneron Pharmaceuticals, Inc.*	(17)	(6,981)
Vertex Pharmaceuticals, Inc.*	(62)	(11,405)
Zoetis, Inc.	(123)	(12,382)

		(92,904)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (3.8)%
Alexandria Real Estate Equities, Inc., REIT	(29)	$(4,134)
American Tower Corp., REIT	(113)	(22,268)
Apartment Investment & Management Co., Class A	(14)	(704)
Crown Castle International Corp., REIT	(113)	(14,464)
Digital Realty Trust, Inc., REIT	(53)	(6,307)
Equinix, Inc., REIT	(22)	(9,970)
Essex Property Trust, Inc., REIT	(19)	(5,496)
Host Hotels & Resorts, Inc., REIT	(187)	(3,534)
Iron Mountain, Inc., REIT	(79)	(2,801)
Kimco Realty Corp., REIT	(116)	(2,146)
Macerich Co. (The), REIT	(39)	(1,691)
Public Storage, REIT	(33)	(7,187)
Regency Centers Corp., REIT	(32)	(2,160)
SBA Communications Corp., REIT*	(31)	(6,189)
SL Green Realty Corp., REIT	(21)	(1,888)
Vornado Realty Trust, REIT	(50)	(3,372)

		(94,311)

Retailing — (2.5)%
CarMax, Inc.*	(47)	(3,281)
Dollar Tree, Inc.*	(65)	(6,828)
Expedia Group, Inc.	(40)	(4,760)
Gap, Inc. (The)	(105)	(2,749)
L Brands, Inc.	(75)	(2,068)
LKQ Corp.*	(79)	(2,242)
Lowe’s Cos., Inc.	(205)	(22,441)
Macy’s, Inc.	(81)	(1,946)
Nordstrom, Inc.	(39)	(1,731)
Ross Stores, Inc.	(96)	(8,938)
Target Corp.	(15)	(1,204)
Ulta Beauty, Inc.*	(9)	(3,139)

		(61,327)

Semiconductors & Semiconductor Equipment — (3.9)%
Advanced Micro Devices, Inc.*	(309)	(7,886)
Analog Devices, Inc.	(100)	(10,527)
Broadcom, Inc.	(85)	(25,560)
Maxim Integrated Products, Inc.	(72)	(3,828)
NVIDIA Corp.	(160)	(28,730)
Qorvo, Inc.*	(31)	(2,224)
QUALCOMM, Inc.	(334)	(19,048)
Texas Instruments, Inc.	(3)	(318)

		(98,121)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (5.0)%
Adobe, Inc.*	(32)	$(8,528)
Akamai Technologies, Inc.*	(44)	(3,155)
Alliance Data Systems Corp.	(13)	(2,275)
ANSYS, Inc.*	(21)	(3,837)
Autodesk, Inc.*	(41)	(6,389)
Broadridge Financial Solutions, Inc.	(30)	(3,111)
Fidelity National Information Services, Inc.	(61)	(6,899)
Fiserv, Inc.*	(110)	(9,711)
FleetCor Technologies, Inc.*	(16)	(3,945)
Fortinet, Inc.*	(41)	(3,443)
Gartner, Inc.*	(24)	(3,640)
Global Payments, Inc.	(43)	(5,870)
Intuit, Inc.	(45)	(11,763)
Jack Henry & Associates, Inc.	(2)	(277)
Mastercard, Inc., Class A	(17)	(4,003)
Microsoft Corp.	(42)	(4,953)
Oracle Corp.	(196)	(10,527)
Red Hat, Inc.*	(41)	(7,491)
salesforce.com, Inc.*	(37)	(5,860)
Symantec Corp.	(173)	(3,977)
Synopsys, Inc.*	(40)	(4,606)
Total System Services, Inc.	(50)	(4,750)
VeriSign, Inc.*	(34)	(6,173)

		(125,183)

Technology Hardware & Equipment — (0.1)%
IPG Photonics Corp.*	(15)	(2,277)

Transportation — (2.1)%
Alaska Air Group, Inc.	(32)	(1,796)
American Airlines Group, Inc.	(96)	(3,049)
Expeditors International of Washington, Inc.	(44)	(3,340)
FedEx Corp.	(38)	(6,894)
JB Hunt Transport Services, Inc.	(29)	(2,937)
Kansas City Southern	(29)	(3,363)
United Continental Holdings, Inc.*	(71)	(5,664)
United Parcel Service, Inc., Class B	(217)	(24,248)

		(51,291)

Utilities — (2.3)%
Alliant Energy Corp.	(63)	(2,969)
American Electric Power Co., Inc.	(107)	(8,961)
Atmos Energy Corp.	(29)	(2,985)
CMS Energy Corp.	(16)	(889)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Consolidated Edison, Inc.	(80)	$(6,785)
Edison International	(83)	(5,139)
Entergy Corp.	(50)	(4,782)
FirstEnergy Corp.	(132)	(5,493)
NiSource, Inc.	(99)	(2,837)
Southern Co. (The)	(140)	(7,235)
WEC Energy Group, Inc.	(58)	(4,587)
Xcel Energy, Inc.	(64)	(3,597)

		(56,259)

TOTAL COMMON STOCK (Proceeds $1,275,875)		(1,256,644)

TOTAL SECURITIES SOLD SHORT - (50.4)%		(1,256,644)

(Proceeds $1,275,875)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.3%		979,777

NET ASSETS - 100.0%		$2,490,076

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 185.0%
COMMON STOCKS — 185.0%
Automobiles & Components — 2.0%
BorgWarner, Inc.†	2,700	$103,707
General Motors Co.†	12,065	447,612

		551,319

Banks — 1.2%
People’s United Financial, Inc.†	3,622	59,546
SunTrust Banks, Inc.†	4,699	278,416

		337,962

Capital Goods — 29.4%
3M Co.†	1,525	316,864
Arconic, Inc.†	6,266	119,743
Caterpillar, Inc.†	3,631	491,964
Cummins, Inc.†	2,082	328,686
Dover Corp.†	1,710	160,398
Eaton Corp. PLC (Ireland)†	4,966	400,061
Emerson Electric Co.†	3,454	236,495
Flowserve Corp.†	1,384	62,474
Fortive Corp.	3,710	311,232
Fortune Brands Home & Security, Inc.†	1,834	87,317
General Dynamics Corp.†	3,062	518,335
Honeywell International, Inc.†	7,693	1,222,572
Huntington Ingalls Industries, Inc.†	527	109,194
Illinois Tool Works, Inc.†	2,036	292,227
Ingersoll-Rand PLC (Ireland)†	3,131	337,991
Johnson Controls International PLC (Ireland)†	9,629	355,695
L3 Technologies, Inc.	812	167,572
Lockheed Martin Corp.†	1,923	577,208
Masco Corp.	3,117	122,529
Northrop Grumman Corp.†	1,810	487,976
Pentair PLC (Ireland)†	1,775	79,005
Raytheon Co.†	3,475	632,728
Snap-on, Inc.†	578	90,469
Stanley Black & Decker, Inc.	1,587	216,102
Textron, Inc.	1,920	97,267
TransDigm Group, Inc.*	560	254,234
Wabtec Corp.	1,000	73,720

		8,150,058

Commercial & Professional Services — 2.3%
Nielsen Holdings PLC (United Kingdom)†	3,832	90,703
Republic Services, Inc.†	2,356	189,375

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.†	1,574	$102,562
Waste Management, Inc.†	2,450	254,580

		637,220

Consumer Durables & Apparel — 4.3%
Capri Holdings Ltd. (British Virgin Islands)†*	1,624	74,298
Garmin Ltd. (Switzerland)†	2,295	198,173
Hanesbrands, Inc.	3,833	68,534
Leggett & Platt, Inc.	1,380	58,264
Mattel, Inc.*	3,661	47,593
Newell Brands, Inc.†	4,948	75,902
Ralph Lauren Corp.	785	101,799
Tapestry, Inc.	3,021	98,152
Under Armour, Inc., Class C*	4,628	87,330
VF Corp.†	4,194	364,501
Whirlpool Corp.	24	3,189

		1,177,735

Consumer Services — 2.1%
McDonald’s Corp.†	702	133,310
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,254	123,880
Yum! Brands, Inc.†	3,381	337,458

		594,648

Diversified Financials — 9.9%
Affiliated Managers Group, Inc.†	683	73,156
Berkshire Hathaway, Inc., Class B†*	1,130	227,006
BlackRock, Inc.†	1,848	789,780
Discover Financial Services	3,414	242,940
Franklin Resources, Inc.†	6,319	209,412
Goldman Sachs Group, Inc. (The)†	3,906	749,913
Invesco Ltd. (Bermuda)†	5,330	102,922
Moody’s Corp.	116	21,006
Nasdaq, Inc.†	162	14,173
S&P Global, Inc.†	22	4,632
T Rowe Price Group, Inc.†	3,145	314,877

		2,749,817

Energy — 17.9%
Chevron Corp.†	8,287	1,020,793
ConocoPhillips†	14,099	940,967
Devon Energy Corp.†	6,394	201,795
Exxon Mobil Corp.†	10,639	859,631
HollyFrontier Corp.†	2,262	111,449
Kinder Morgan, Inc.†	23,991	480,060

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	8,613	$143,923
Occidental Petroleum Corp.†	9,361	619,698
Phillips 66†	5,980	569,117

		4,947,433

Food & Staples Retailing — 6.3%
Kroger Co. (The)†	108	2,657
Sysco Corp.†	5,802	387,342
Walgreens Boots Alliance, Inc.†	10,006	633,080
Walmart, Inc.†	7,408	722,502

		1,745,581

Food, Beverage & Tobacco — 10.4%
Altria Group, Inc.†	11,759	675,319
Archer-Daniels-Midland Co.†	6,113	263,654
General Mills, Inc.†	6,325	327,319
Hershey Co. (The)	2,136	245,277
Kraft Heinz Co. (The)†	10,075	328,949
McCormick & Co., Inc., non-voting shares	696	104,838
PepsiCo, Inc.†	3,778	462,994
Philip Morris International, Inc.†	5,308	469,174
Tyson Foods, Inc., Class A	55	3,819

		2,881,343

Health Care Equipment & Services — 8.6%
Anthem, Inc.†	545	156,404
Cardinal Health, Inc.†	3,180	153,117
CVS Health Corp.	10,204	550,302
HCA Healthcare, Inc.†	3,605	470,020
Henry Schein, Inc.*	1,577	94,793
Laboratory Corp. of America Holdings†*	1,331	203,616
Quest Diagnostics, Inc.†	1,573	141,444
UnitedHealth Group, Inc.†	2,440	603,314

		2,373,010

Household & Personal Products — 6.4%
Church & Dwight Co., Inc.†	2,824	201,154
Clorox Co. (The)†	761	122,110
Colgate-Palmolive Co.†	3,279	224,743
Kimberly-Clark Corp.†	766	94,907
Procter & Gamble Co. (The)†	10,988	1,143,301

		1,786,215

Insurance — 5.2%
Aon PLC (United Kingdom)	2,487	424,531

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)†	213	$10,590
Loews Corp.†	4	192
Marsh & McLennan Cos., Inc.†	6,062	569,222
Progressive Corp. (The)†	5,122	369,245
Unum Group†	2,212	74,832

		1,448,612

Materials — 7.1%
Avery Dennison Corp.†	1,079	121,927
Ball Corp.†	3,556	205,750
Celanese Corp.†	1,336	131,743
CF Industries Holdings, Inc.	215	8,789
DowDuPont, Inc.†	13,109	698,841
Eastman Chemical Co.†	1,624	123,229
FMC Corp.	2	154
International Paper Co.†	5,252	243,010
Nucor Corp.†	4,070	237,484
Packaging Corp. of America†	1,219	121,144
Sealed Air Corp.†	1,645	75,769

		1,967,840

Media & Entertainment — 2.9%
Comcast Corp., Class A†	2,024	80,920
Discovery, Inc., Class A*	7,335	198,192
DISH Network Corp., Class A†*	2,233	70,764
Interpublic Group of Cos., Inc. (The)†	1,012	21,262
News Corp., Class A†	7,584	94,345
Omnicom Group, Inc.	1,441	105,179
Viacom, Inc., Class B†	4,155	116,631
Walt Disney Co. (The)†	985	109,365

		796,658

Pharmaceuticals, Biotechnology & Life Sciences — 20.5%
AbbVie, Inc.†	5,407	435,750
Amgen, Inc.†	3,227	613,066
Biogen, Inc.†*	2,029	479,615
Bristol-Myers Squibb Co.†	17,309	825,813
Celgene Corp.†*	9,062	854,909
Eli Lilly & Co.	5,148	668,004
Gilead Sciences, Inc.†	1,671	108,632
Johnson & Johnson†	1,812	253,299
Merck & Co., Inc.†	6,112	508,335
Pfizer, Inc.†	21,734	923,043

		5,670,466

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 3.0%
CBRE Group, Inc., Class A*	3,587	$177,377
Equity Residential, REIT†	325	24,479
Realty Income Corp., REIT†	3,220	236,863
UDR, Inc., REIT†	1,992	90,556
Welltower, Inc., REIT	3,701	287,198
Weyerhaeuser Co., REIT†	59	1,554

		818,027

Retailing — 9.0%
Advance Auto Parts, Inc.†	653	111,356
Amazon.com, Inc.†*	8	14,246
AutoZone, Inc.†*	308	315,429
Best Buy Co., Inc.	616	43,773
Booking Holdings, Inc.*	238	415,289
Dollar General Corp.†	1,015	121,090
eBay, Inc.†	10,209	379,162
Genuine Parts Co.†	1,904	213,305
Home Depot, Inc. (The)	319	61,213
Kohl’s Corp.†	1,419	97,585
Tiffany & Co.	1,186	125,182
TJX Cos., Inc. (The)†	10,448	555,938
Tractor Supply Co.	399	39,006

		2,492,574

Semiconductors & Semiconductor Equipment — 6.8%
Applied Materials, Inc.†	11,598	459,977
Intel Corp.†	1,572	84,416
KLA-Tencor Corp.†	1,984	236,909
Lam Research Corp.†	1,610	288,206
Micron Technology, Inc.†*	15,723	649,832
Skyworks Solutions, Inc.	1,847	152,341

		1,871,681

Software & Services — 11.7%
Accenture PLC, Class A (Ireland)†	2,316	407,662
Automatic Data Processing, Inc.	310	49,520
DXC Technology Co.†	3,621	232,867
International Business Machines Corp.†	8,024	1,132,186
Paychex, Inc.	1,780	142,756
PayPal Holdings, Inc.†*	11,323	1,175,780
Total System Services, Inc.†	2	190
Western Union Co. (The)†	4,703	86,864

		3,227,825

Technology Hardware & Equipment — 11.2%
Apple, Inc.†	6,510	1,236,574

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.†	10	$331
F5 Networks, Inc.†*	387	60,732
FLIR Systems, Inc.†	1,385	65,898
Hewlett Packard Enterprise Co.†	11,495	177,368
HP, Inc.†	19,191	372,881
Juniper Networks, Inc.†	3,721	98,495
Motorola Solutions, Inc.†	2,064	289,827
NetApp, Inc.†	2,592	179,729
Seagate Technology PLC (Ireland)	3,710	177,672
TE Connectivity Ltd. (Switzerland)†	4,246	342,864
Western Digital Corp.†	24	1,153
Xerox Corp.†	2,864	91,591

		3,095,115

Telecommunication Services — 3.7%
CenturyLink, Inc.†	11,635	139,504
Verizon Communications, Inc.†	14,806	875,479

		1,014,983

Transportation — 1.8%
CSX Corp.†	6,619	495,234
Norfolk Southern Corp.	19	3,551

		498,785

Utilities — 1.3%
Dominion Energy, Inc.	861	66,004
Evergy, Inc.	2,012	116,797
FirstEnergy Corp.†	79	3,287
NRG Energy, Inc.†	3,830	162,698

		348,786

TOTAL COMMON STOCKS (Cost $46,916,404)		51,183,693

TOTAL LONG POSITIONS - 185.0%		51,183,693

(Cost $46,916,404)

SHORT POSITIONS — (85.9)%
COMMON STOCKS — (85.9)%
Automobiles & Components — (1.0)%
Aptiv PLC (Jersey)	(1,149)	(91,334)
Ford Motor Co.	(19,611)	(172,185)
Harley-Davidson, Inc.	(779)	(27,779)

		(291,298)

Banks — (1.1)%
Citigroup, Inc.	(79)	(4,915)
Citizens Financial Group, Inc.	(2,007)	(65,228)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp	(1,731)	$(43,656)
Huntington Bancshares, Inc.	(996)	(12,629)
KeyCorp.	(5,609)	(88,342)
Regions Financial Corp.	(6,209)	(87,857)
Zions Bancorp NA	(5)	(227)

		(302,854)

Capital Goods — (3.7)%
A.O. Smith Corp.	(377)	(20,102)
Deere & Co.	(33)	(5,275)
Fastenal Co.	(1,620)	(104,182)
Fluor Corp.	(784)	(28,851)
General Electric Co.	(31,567)	(315,354)
Harris Corp.	(580)	(92,632)
Jacobs Engineering Group, Inc.	(692)	(52,031)
Parker-Hannifin Corp.	(330)	(56,635)
Rockwell Automation, Inc.	(590)	(103,521)
United Rentals, Inc.*	(393)	(44,900)
United Technologies Corp.	(1,581)	(203,775)
WW Grainger, Inc.	(1)	(301)
Xylem, Inc.	(48)	(3,794)

		(1,031,353)

Commercial & Professional Services — (1.7)%
Cintas Corp.	(30)	(6,063)
Copart, Inc.*	(1,466)	(88,825)
Equifax, Inc.	(684)	(81,054)
IHS Markit Ltd. (Bermuda)*	(2,351)	(127,847)
Rollins, Inc.	(1,614)	(67,175)
Verisk Analytics, Inc.	(815)	(108,395)

		(479,359)

Consumer Durables & Apparel — (2.0)%
DR Horton, Inc.	(1,996)	(82,594)
Hasbro, Inc.	(8)	(680)
Mohawk Industries, Inc.*	(365)	(46,045)
NIKE, Inc., Class B	(3,910)	(329,261)
PulteGroup, Inc.	(1,384)	(38,697)
PVH Corp.	(417)	(50,853)

		(548,130)

Consumer Services — (2.7)%
Carnival Corp. (Panama)	(1,141)	(57,872)
Chipotle Mexican Grill, Inc.*	(136)	(96,602)
Darden Restaurants, Inc.	(28)	(3,401)
Hilton Worldwide Holdings, Inc.	(1,029)	(85,520)
Marriott International, Inc., Class A	(1,613)	(201,770)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(3,187)	$(81,778)
Royal Caribbean Cruises Ltd. (Liberia)	(1,252)	(143,504)
Wynn Resorts Ltd.	(631)	(75,291)

		(745,738)

Diversified Financials — (2.6)%
Ameriprise Financial, Inc.	(672)	(86,083)
Bank of New York Mellon Corp. (The)	(1,699)	(85,681)
Capital One Financial Corp.	(2,616)	(213,701)
Cboe Global Markets, Inc.	(672)	(64,136)
Charles Schwab Corp. (The)	(39)	(1,668)
CME Group, Inc.	(329)	(54,147)
Morgan Stanley	(2,733)	(115,333)
MSCI, Inc.	(38)	(7,556)
Northern Trust Corp.	(501)	(45,295)
Raymond James Financial, Inc.	(397)	(31,923)
State Street Corp.	(422)	(27,772)

		(733,295)

Energy — (8.4)%
Anadarko Petroleum Corp.	(2,959)	(134,575)
Apache Corp.	(2,222)	(77,015)
Cabot Oil & Gas Corp.	(2,139)	(55,828)
Cimarex Energy Co.	(572)	(39,983)
Concho Resources, Inc.	(1,200)	(133,152)
Diamondback Energy, Inc.	(808)	(82,036)
EOG Resources, Inc.	(3,402)	(323,802)
Halliburton Co.	(4,663)	(136,626)
Helmerich & Payne, Inc.	(653)	(36,281)
Hess Corp.	(1,436)	(86,490)
Marathon Petroleum Corp.	(3,229)	(193,256)
National Oilwell Varco, Inc.	(2,184)	(58,182)
Noble Energy, Inc.	(2,886)	(71,371)
ONEOK, Inc.	(2,464)	(172,086)
Pioneer Natural Resources Co.	(957)	(145,732)
Schlumberger Ltd. (Curacao)	(7,865)	(342,678)
TechnipFMC PLC (United Kingdom)	(2,210)	(51,979)
Williams Cos., Inc. (The)	(5,969)	(171,430)

		(2,312,502)

Food & Staples Retailing — (0.6)%
Costco Wholesale Corp.	(664)	(160,781)

Food, Beverage & Tobacco — (2.5)%
Brown-Forman Corp., Class B	(2,896)	(152,851)
Conagra Brands, Inc.	(2,344)	(65,023)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	(109)	$(19,111)
JM Smucker Co. (The)	(26)	(3,029)
Kellogg Co.	(1,475)	(84,636)
Lamb Weston Holdings, Inc.	(644)	(48,261)
Molson Coors Brewing Co., Class B	(1,066)	(63,587)
Mondelez International, Inc., Class A	(2,377)	(118,660)
Monster Beverage Corp.*	(2,377)	(129,737)

		(684,895)

Health Care Equipment & Services — (8.9)%
ABIOMED, Inc.*	(242)	(69,113)
Align Technology, Inc.*	(457)	(129,939)
Baxter International, Inc.	(2,041)	(165,954)
Becton Dickinson and Co.	(491)	(122,616)
Boston Scientific Corp.*	(6,823)	(261,867)
Cerner Corp.*	(2,029)	(116,079)
Cigna Corp.	(1,808)	(290,763)
Cooper Cos., Inc. (The)	(240)	(71,081)
DaVita, Inc.*	(979)	(53,150)
DENTSPLY SIRONA, Inc.	(1,207)	(59,855)
Edwards Lifesciences Corp.*	(1,026)	(196,305)
Hologic, Inc.*	(1,628)	(78,795)
IDEXX Laboratories, Inc.*	(516)	(115,378)
Intuitive Surgical, Inc.*	(285)	(162,615)
McKesson Corp.	(734)	(85,922)
Medtronic PLC (Ireland)	(532)	(48,455)
ResMed, Inc.	(706)	(73,403)
Teleflex, Inc.	(226)	(68,288)
Universal Health Services, Inc., Class B	(548)	(73,306)
Varian Medical Systems, Inc.*	(449)	(63,632)
Zimmer Biomet Holdings, Inc.	(1,222)	(156,049)

		(2,462,565)

Household & Personal Products — (0.7)%
Coty, Inc., Class A	(4,525)	(52,038)
Estee Lauder Cos., Inc. (The), Class A	(913)	(151,147)

		(203,185)

Insurance — (3.0)%
American International Group, Inc.	(4,479)	(192,866)
Arthur J Gallagher & Co.	(883)	(68,961)
Brighthouse Financial, Inc.*	(573)	(20,794)
Chubb Ltd. (Switzerland)	(1,332)	(186,587)
Cincinnati Financial Corp.	(714)	(61,333)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Everest Re Group Ltd. (Bermuda)	(201)	$(43,408)
Lincoln National Corp.	(726)	(42,616)
MetLife, Inc.	(4,843)	(206,167)
Principal Financial Group, Inc.	(30)	(1,506)
Torchmark Corp.	(138)	(11,309)

		(835,547)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(1,323)	(252,640)
Albemarle Corp.	(640)	(52,467)
Freeport-McMoRan, Inc.	(7,148)	(92,138)
International Flavors & Fragrances, Inc.	(542)	(69,804)
Linde PLC (Ireland)	(1,201)	(211,292)
LyondellBasell Industries NV, Class A (Netherlands)	(1,853)	(155,800)
Martin Marietta Materials, Inc.	(210)	(42,248)
Newmont Mining Corp.	(3,216)	(115,036)
Vulcan Materials Co.	(53)	(6,275)
Westrock Co.	(1,258)	(48,244)

		(1,045,944)

Media & Entertainment — (4.6)%
Activision Blizzard, Inc.	(4,500)	(204,885)
Alphabet, Inc., Class A*	(135)	(158,880)
CBS Corp., Class B, non-voting shares	(2,248)	(106,846)
Charter Communications, Inc., Class A*	(894)	(310,138)
Electronic Arts, Inc.*	(961)	(97,666)
Facebook, Inc., Class A*	(824)	(137,353)
Netflix, Inc.*	(104)	(37,082)
Take-Two Interactive Software, Inc.*	(680)	(64,172)
TripAdvisor, Inc.*	(679)	(34,935)
Twitter, Inc.*	(4,084)	(134,282)

		(1,286,239)

Pharmaceuticals, Biotechnology & Life Sciences — (6.3)%
Agilent Technologies, Inc.	(1,570)	(126,197)
Alexion Pharmaceuticals, Inc.*	(737)	(99,628)
Allergan PLC (Ireland)	(2,031)	(297,359)
Illumina, Inc.*	(582)	(180,822)
Incyte Corp.*	(1,228)	(105,620)
IQVIA Holdings, Inc.*	(1,193)	(171,613)
Mettler-Toledo International, Inc.*	(135)	(97,605)
Mylan NV (Netherlands)*	(1,267)	(35,907)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	(835)	$(28,056)
PerkinElmer, Inc.	(314)	(30,257)
Perrigo Co. PLC (Ireland)	(820)	(39,491)
Regeneron Pharmaceuticals, Inc.*	(277)	(113,742)
Vertex Pharmaceuticals, Inc.*	(1,033)	(190,020)
Zoetis, Inc.	(2,369)	(238,487)

		(1,754,804)

Real Estate — (7.2)%
Alexandria Real Estate Equities, Inc., REIT	(548)	(78,123)
American Tower Corp., REIT	(2,135)	(420,723)
Apartment Investment & Management Co., Class A	(593)	(29,822)
Crown Castle International Corp., REIT	(2,045)	(261,760)
Digital Realty Trust, Inc., REIT	(1,018)	(121,142)
Equinix, Inc., REIT	(482)	(218,423)
Essex Property Trust, Inc., REIT	(325)	(94,003)
Extra Space Storage, Inc., REIT	(499)	(50,853)
HCP, Inc., REIT	(736)	(23,037)
Host Hotels & Resorts, Inc., REIT	(3,550)	(67,095)
Iron Mountain, Inc., REIT	(1,480)	(52,481)
Kimco Realty Corp., REIT	(2,541)	(47,008)
Macerich Co. (The), REIT	(798)	(34,593)
Mid-America Apartment Communities, Inc., REIT	(86)	(9,402)
Public Storage, REIT	(838)	(182,500)
Regency Centers Corp., REIT	(797)	(53,790)
SBA Communications Corp., REIT*	(688)	(137,366)
SL Green Realty Corp., REIT	(383)	(34,439)
Vornado Realty Trust, REIT	(940)	(63,394)

		(1,979,954)

Retailing — (4.2)%
CarMax, Inc.*	(1,046)	(73,011)
Dollar Tree, Inc.*	(1,173)	(123,212)
Expedia Group, Inc.	(761)	(90,559)
Foot Locker, Inc.	(148)	(8,969)
Gap, Inc. (The)	(2,190)	(57,334)
L Brands, Inc.	(1,318)	(36,350)
LKQ Corp.*	(1,651)	(46,855)
Lowe’s Cos., Inc.	(3,833)	(419,599)
Macy’s, Inc.	(1,849)	(44,431)
Nordstrom, Inc.	(712)	(31,599)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.	(1,792)	$(166,835)
Target Corp.	(5)	(401)
Ulta Beauty, Inc.*	(185)	(64,515)

		(1,163,670)

Semiconductors & Semiconductor Equipment — (6.6)%
Advanced Micro Devices, Inc.*	(6,461)	(164,885)
Analog Devices, Inc.	(1,819)	(191,486)
Broadcom, Inc.	(1,520)	(457,079)
Maxim Integrated Products, Inc.	(1,358)	(72,205)
Microchip Technology, Inc.	(7)	(581)
NVIDIA Corp.	(3,060)	(549,454)
Qorvo, Inc.*	(679)	(48,705)
QUALCOMM, Inc.	(5,984)	(341,268)

		(1,825,663)

Software & Services — (6.9)%
Adobe, Inc.*	(321)	(85,543)
Akamai Technologies, Inc.*	(952)	(68,268)
Alliance Data Systems Corp.	(257)	(44,970)
ANSYS, Inc.*	(302)	(55,178)
Autodesk, Inc.*	(249)	(38,799)
Broadridge Financial Solutions, Inc.	(571)	(59,207)
Citrix Systems, Inc.	(654)	(65,178)
Fidelity National Information Services, Inc.	(804)	(90,932)
Fiserv, Inc.*	(2,082)	(183,799)
FleetCor Technologies, Inc.*	(309)	(76,196)
Fortinet, Inc.*	(549)	(46,100)
Gartner, Inc.*	(437)	(66,284)
Global Payments, Inc.	(953)	(130,104)
Intuit, Inc.	(666)	(174,099)
Jack Henry & Associates, Inc.	(29)	(4,023)
Mastercard, Inc., Class A	(100)	(23,545)
Microsoft Corp.	(309)	(36,443)
Oracle Corp.	(3,246)	(174,343)
Red Hat, Inc.*	(897)	(163,882)
salesforce.com, Inc.*	(145)	(22,964)
Symantec Corp.	(3,809)	(87,569)
Synopsys, Inc.*	(769)	(88,550)
VeriSign, Inc.*	(642)	(116,562)

		(1,902,538)

Technology Hardware & Equipment — (0.2)%
IPG Photonics Corp.*	(300)	(45,534)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (3.3)%
Alaska Air Group, Inc.	(607)	$(34,065)
American Airlines Group, Inc.	(1,729)	(54,913)
Delta Air Lines, Inc.	(180)	(9,297)
Expeditors International of Washington, Inc.	(838)	(63,604)
FedEx Corp.	(354)	(64,219)
JB Hunt Transport Services, Inc.	(650)	(65,838)
Kansas City Southern	(595)	(69,008)
United Continental Holdings, Inc.*	(1,344)	(107,224)
United Parcel Service, Inc., Class B	(3,945)	(440,814)

		(908,982)

Utilities — (3.9)%
Alliant Energy Corp.	(1,255)	(59,148)
Ameren Corp.	(17)	(1,249)
American Electric Power Co., Inc.	(2,272)	(190,280)
Atmos Energy Corp.	(561)	(57,744)
CMS Energy Corp.	(741)	(41,155)
Consolidated Edison, Inc.	(1,544)	(130,947)
Edison International	(1,569)	(97,152)
Entergy Corp.	(1,091)	(104,332)
NiSource, Inc.	(2,189)	(62,737)
Pinnacle West Capital Corp.	(2)	(191)
Sempra Energy	(21)	(2,643)
Southern Co. (The)	(2,417)	(124,911)
WEC Energy Group, Inc.	(1,315)	(103,990)
Xcel Energy, Inc.	(1,646)	(92,522)

		(1,069,001)

TOTAL COMMON STOCK (Proceeds $24,607,132)		(23,773,831)

TOTAL SECURITIES SOLD SHORT - (85.9)%		(23,773,831)

(Proceeds $24,607,132)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		258,989

NET ASSETS - 100.0%		$27,668,851

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 127.1%
COMMON STOCKS — 127.1%
Automobiles & Components — 0.9%
BorgWarner, Inc.†	642	$24,659
General Motors Co.†	1,863	69,117

		93,776

Banks — 1.2%
People’s United Financial, Inc.†(a)	943	15,503
SunTrust Banks, Inc.†	1,212	71,811
US Bancorp†	711	34,263

		121,577

Capital Goods — 19.7%
3M Co.†	120	24,934
Arconic, Inc.†	1,490	28,474
Caterpillar, Inc.†	551	74,655
Cummins, Inc.†	495	78,146
Dover Corp.†	458	42,960
Eaton Corp. PLC (Ireland)†	1,334	107,467
Emerson Electric Co.†	775	53,064
Flowserve Corp.(a)	301	13,587
Fortive Corp.†	1,059	88,840
Fortune Brands Home & Security, Inc.†	437	20,806
General Dynamics Corp.†	889	150,490
Honeywell International, Inc.†	1,986	315,615
Huntington Ingalls Industries, Inc.†	132	27,350
Illinois Tool Works, Inc.†	524	75,210
Ingersoll-Rand PLC (Ireland)†	758	81,826
Johnson Controls International PLC (Ireland)†	2,369	87,511
L3 Technologies, Inc.†	201	41,480
Lockheed Martin Corp.†	457	137,173
Masco Corp.†	936	36,794
Northrop Grumman Corp.†	525	141,540
Pentair PLC (Ireland)†	329	14,644
Raytheon Co.†	876	159,502
Snap-on, Inc.†(a)	50	7,826
Stanley Black & Decker, Inc.†	414	56,374
Textron, Inc.†	78	3,951
TransDigm Group, Inc.†*	142	64,467
Wabtec Corp.	288	21,231
WW Grainger, Inc.†	14	4,213

		1,960,130

Commercial & Professional Services — 1.5%
Nielsen Holdings PLC (United Kingdom)†	680	16,096

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.†	392	$31,509
Robert Half International, Inc.†	370	24,109
Waste Management, Inc.†	702	72,945

		144,659

Consumer Durables & Apparel — 2.9%
Capri Holdings Ltd. (British Virgin Islands)†*	473	21,640
Garmin Ltd. (Switzerland)†	582	50,256
Hanesbrands, Inc.	1,083	19,364
Leggett & Platt, Inc.†(a)	400	16,888
Mattel, Inc.(a) *	878	11,414
Newell Brands, Inc.†(a)	1,108	16,997
Ralph Lauren Corp.	68	8,818
Tapestry, Inc.	869	28,234
Under Armour, Inc., Class C(a) *	123	2,321
VF Corp.†	1,217	105,769
Whirlpool Corp.†	67	8,904

		290,605

Consumer Services — 1.5%
McDonald’s Corp.†	81	15,382
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	598	32,866
Yum! Brands, Inc.†	979	97,714

		145,962

Diversified Financials — 4.3%
Affiliated Managers Group, Inc.†	172	18,423
Berkshire Hathaway, Inc., Class B†*	191	38,370
BlackRock, Inc.†	299	127,784
Discover Financial Services	844	60,059
Franklin Resources, Inc.†(a)	917	30,389
Intercontinental Exchange, Inc.	66	5,025
Invesco Ltd. (Bermuda)†	1,269	24,504
Nasdaq, Inc.†(a)	415	36,308
Synchrony Financial	456	14,546
T Rowe Price Group, Inc.†	739	73,989

		429,397

Energy — 12.7%
Chevron Corp.†	2,405	296,248
ConocoPhillips†	2,869	191,477
Devon Energy Corp.†	1,585	50,023
Exxon Mobil Corp.†	2,915	235,532
HollyFrontier Corp.†	539	26,557
Kinder Morgan, Inc.†	6,792	135,908

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	2,083	$34,807
Occidental Petroleum Corp.†	2,327	154,047
Phillips 66†	1,424	135,522

		1,260,121

Food & Staples Retailing — 4.1%
Kroger Co. (The)†	7	172
Sysco Corp.†	1,495	99,806
Walgreens Boots Alliance, Inc.†	2,911	184,179
Walmart, Inc.†	1,274	124,253

		408,410

Food, Beverage & Tobacco — 11.0%
Altria Group, Inc.†	4,360	250,395
Archer-Daniels-Midland Co.†	1,128	48,651
Campbell Soup Co.	808	30,809
Constellation Brands, Inc., Class A†	524	91,873
General Mills, Inc.†(a)	1,562	80,834
Hershey Co. (The)†	646	74,180
Kraft Heinz Co. (The)†	2,259	73,756
McCormick & Co., Inc., non-voting shares†(a)	408	61,457
PepsiCo, Inc.†	1,124	137,746
Philip Morris International, Inc.†	2,552	225,571
Tyson Foods, Inc., Class A†	297	20,621

		1,095,893

Health Care Equipment & Services — 6.3%
Anthem, Inc.†	116	33,290
Cardinal Health, Inc.†	925	44,539
CVS Health Corp.	2,908	156,828
HCA Healthcare, Inc.†	1,030	134,291
Henry Schein, Inc.†*	310	18,634
Laboratory Corp. of America Holdings†*	317	48,495
Quest Diagnostics, Inc.†(a)	420	37,766
UnitedHealth Group, Inc.†	612	151,323

		625,166

Household & Personal Products — 2.7%
Church & Dwight Co., Inc.†	363	25,856
Clorox Co. (The)†	52	8,344
Colgate-Palmolive Co.†	1,276	87,457
Procter & Gamble Co. (The)†	1,409	146,606

		268,263

Insurance — 3.5%
Aflac, Inc.†	127	6,350

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Aon PLC (United Kingdom)†	570	$97,299
Hartford Financial Services Group, Inc. (The)†	101	5,022
Loews Corp.	70	3,355
Marsh & McLennan Cos., Inc.†	1,555	146,014
Progressive Corp. (The)†	1,043	75,190
Unum Group†	528	17,862

		351,092

Materials — 3.5%
Avery Dennison Corp.†	270	30,510
Ball Corp.†	1,040	60,174
Celanese Corp.†	357	35,204
Eastman Chemical Co.†	434	32,932
Ecolab, Inc.	117	20,655
FMC Corp.†	113	8,681
International Paper Co.†	1,250	57,838
Nucor Corp.†	943	55,024
Packaging Corp. of America†	292	29,019
Sealed Air Corp.†	481	22,155

		352,192

Media & Entertainment — 1.8%
Comcast Corp., Class A†	113	4,518
Discovery, Inc., Class A†(a) *	2,186	59,066
DISH Network Corp., Class A†*	709	22,468
Interpublic Group of Cos., Inc. (The)†	975	20,485
News Corp., Class A†	1,806	22,467
Omnicom Group, Inc.†(a)	266	19,415
Viacom, Inc., Class B†	823	23,102
Walt Disney Co. (The)†	83	9,215

		180,736

Pharmaceuticals, Biotechnology & Life Sciences — 14.1%
AbbVie, Inc.†	918	73,982
Amgen, Inc.†	693	131,656
Biogen, Inc.†*	574	135,682
Bristol-Myers Squibb Co.†	4,152	198,092
Celgene Corp.†*	2,159	203,680
Eli Lilly & Co.†	1,460	189,450
Johnson & Johnson†	496	69,336
Merck & Co., Inc.†	2,385	198,360
Pfizer, Inc.†	4,925	209,165

		1,409,403

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — 3.3%
Alexandria Real Estate Equities, Inc., REIT†	16	$2,281
CBRE Group, Inc., Class A†*	1,022	50,538
Duke Realty Corp., REIT†	911	27,858
Equity Residential, REIT†	740	55,737
Realty Income Corp., REIT†(a)	910	66,940
UDR, Inc., REIT†	543	24,685
Welltower, Inc., REIT†	1,161	90,094
Weyerhaeuser Co., REIT†	560	14,750

		332,883

Retailing — 6.2%
Amazon.com, Inc.†*	2	3,562
AutoZone, Inc.†*	72	73,737
Best Buy Co., Inc.	62	4,406
Booking Holdings, Inc.†*	46	80,266
Dollar General Corp.†	498	59,411
eBay, Inc.†	2,931	108,857
Genuine Parts Co.†	453	50,750
Home Depot, Inc. (The)†	133	25,521
Kohl’s Corp.†	162	11,141
O’Reilly Automotive, Inc.†*	2	777
Tiffany & Co.	59	6,227
TJX Cos., Inc. (The)†	3,363	178,945
Tractor Supply Co.†	97	9,483

		613,083

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.†	2,644	104,861
KLA-Tencor Corp.†	467	55,764
Lam Research Corp.†(a)	400	71,604
Microchip Technology, Inc.†	626	51,933
Micron Technology, Inc.†*	1,548	63,979
Skyworks Solutions, Inc.†	389	32,085

		380,226

Software & Services — 8.0%
Accenture PLC, Class A (Ireland)†	351	61,783
Citrix Systems, Inc.†	3	299
DXC Technology Co.†	869	55,885
International Business Machines Corp.†	2,019	284,881
Paychex, Inc.	724	58,065
PayPal Holdings, Inc.†*	3,029	314,531
Western Union Co. (The)†	1,287	23,771

		799,215

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A†	524	$49,487
Apple, Inc.†	1,652	313,797
Corning, Inc.†	200	6,620
FLIR Systems, Inc.†	178	8,469
Hewlett Packard Enterprise Co.†	2,386	36,816
HP, Inc.†	4,586	89,106
Juniper Networks, Inc.†	495	13,103
Motorola Solutions, Inc.†	504	70,772
Seagate Technology PLC (Ireland)†(a)	613	29,357
TE Connectivity Ltd. (Switzerland)†	918	74,128
Western Digital Corp.†	235	11,294
Xerox Corp.†	723	23,122

		726,071

Telecommunication Services — 2.8%
CenturyLink, Inc.†(a)	3,335	39,987
Verizon Communications, Inc.†	4,079	241,191

		281,178

Transportation — 1.4%
CSX Corp.†	1,807	135,200

Utilities — 2.6%
Dominion Energy, Inc.	1,582	121,276
Evergy, Inc.	649	37,674
Exelon Corp.†	1,287	64,517
FirstEnergy Corp.†	9	374
NRG Energy, Inc.†	895	38,020

		261,861

TOTAL COMMON STOCKS (Cost $11,529,337)		12,667,099

TOTAL LONG POSITIONS - 127.1%		12,667,099

(Cost $11,529,337)

SHORT POSITIONS — (100.8)%
COMMON STOCKS — (100.8)%
Automobiles & Components — (1.2)%
Aptiv PLC (Jersey)	(296)	(23,529)
Ford Motor Co.	(9,740)	(85,517)
Harley-Davidson, Inc.	(387)	(13,800)

		(122,846)

Banks — (0.7)%
Citigroup, Inc.	(11)	(684)
Citizens Financial Group, Inc.	(418)	(13,585)
Fifth Third Bancorp	(536)	(13,518)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (Continued)
Huntington Bancshares, Inc.	(161)	$(2,041)
KeyCorp.	(1,204)	(18,963)
Regions Financial Corp.	(1,375)	(19,456)

		(68,247)

Capital Goods — (5.0)%
A.O. Smith Corp.	(60)	(3,199)
Boeing Co. (The)	(37)	(14,113)
Deere & Co.	(235)	(37,562)
Fastenal Co.	(700)	(45,017)
Fluor Corp.	(170)	(6,256)
General Electric Co.	(11,318)	(113,067)
Harris Corp.	(288)	(45,996)
Jacobs Engineering Group, Inc.	(339)	(25,489)
Parker-Hannifin Corp.	(200)	(34,324)
Rockwell Automation, Inc.	(292)	(51,234)
United Rentals, Inc.*	(195)	(22,279)
United Technologies Corp.	(602)	(77,592)
Xylem, Inc.	(289)	(22,843)

		(498,971)

Commercial & Professional Services — (2.2)%
Cintas Corp.	(58)	(11,722)
Copart, Inc.*	(605)	(36,657)
Equifax, Inc.	(296)	(35,076)
IHS Markit Ltd. (Bermuda)*	(965)	(52,477)
Rollins, Inc.	(802)	(33,379)
Verisk Analytics, Inc.	(386)	(51,338)

		(220,649)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(914)	(37,821)
Mohawk Industries, Inc.*	(177)	(22,329)
NIKE, Inc., Class B	(1,718)	(144,673)
PulteGroup, Inc.	(691)	(19,320)
PVH Corp.	(90)	(10,976)

		(235,119)

Consumer Services — (3.4)%
Carnival Corp. (Panama)	(786)	(39,866)
Chipotle Mexican Grill, Inc.*	(69)	(49,011)
Hilton Worldwide Holdings, Inc.	(438)	(36,402)
Marriott International, Inc., Class A	(696)	(87,063)
MGM Resorts International	(1,302)	(33,409)
Royal Caribbean Cruises Ltd. (Liberia)	(511)	(58,571)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(266)	$(31,739)

		(336,061)

Diversified Financials — (2.3)%
Ameriprise Financial, Inc.	(305)	(39,070)
Bank of New York Mellon Corp. (The)	(208)	(10,489)
Capital One Financial Corp.	(574)	(46,890)
Cboe Global Markets, Inc.	(273)	(26,055)
Charles Schwab Corp. (The)	(75)	(3,207)
CME Group, Inc.	(17)	(2,798)
Goldman Sachs Group, Inc. (The)	(21)	(4,032)
Morgan Stanley	(1,473)	(62,161)
MSCI, Inc.	(84)	(16,703)
Northern Trust Corp.	(128)	(11,572)
Raymond James Financial, Inc.	(72)	(5,790)
State Street Corp.	(82)	(5,396)

		(234,163)

Energy — (8.2)%
Anadarko Petroleum Corp.	(676)	(30,744)
Apache Corp.	(890)	(30,847)
Cabot Oil & Gas Corp.	(1,062)	(27,718)
Cimarex Energy Co.	(234)	(16,357)
Concho Resources, Inc.	(490)	(54,370)
Diamondback Energy, Inc.	(390)	(39,597)
EOG Resources, Inc.	(770)	(73,289)
Halliburton Co.	(1,036)	(30,355)
Helmerich & Payne, Inc.	(267)	(14,835)
Hess Corp.	(714)	(43,004)
Marathon Petroleum Corp.	(1,635)	(97,855)
National Oilwell Varco, Inc.	(506)	(13,480)
Noble Energy, Inc.	(1,185)	(29,305)
ONEOK, Inc.	(1,007)	(70,329)
Pioneer Natural Resources Co.	(200)	(30,456)
Schlumberger Ltd. (Curacao)	(1,757)	(76,552)
TechnipFMC PLC (United Kingdom)	(1,076)	(25,308)
Valero Energy Corp.	(337)	(28,588)
Williams Cos., Inc. (The)	(2,908)	(83,518)

		(816,507)

Food & Staples Retailing — (0.3)%
Costco Wholesale Corp.	(143)	(34,626)

Food, Beverage & Tobacco — (1.5)%
Brown-Forman Corp., Class B	(1,176)	(62,069)
Conagra Brands, Inc.	(388)	(10,763)
Molson Coors Brewing Co., Class B	(515)	(30,720)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	(815)	$(44,483)

		(148,035)

Health Care Equipment & Services — (11.0)%
ABIOMED, Inc.*	(110)	(31,416)
Align Technology, Inc.*	(193)	(54,876)
Baxter International, Inc.	(655)	(53,258)
Becton Dickinson and Co.	(194)	(48,448)
Boston Scientific Corp.*	(3,388)	(130,031)
Centene Corp.*	(139)	(7,381)
Cerner Corp.*	(834)	(47,713)
Cigna Corp.	(761)	(122,384)
Cooper Cos., Inc. (The)	(117)	(34,652)
DaVita, Inc.*	(398)	(21,607)
DENTSPLY SIRONA, Inc.	(545)	(27,027)
Edwards Lifesciences Corp.*	(511)	(97,770)
Hologic, Inc.*	(662)	(32,041)
IDEXX Laboratories, Inc.*	(211)	(47,180)
Intuitive Surgical, Inc.*	(231)	(131,804)
McKesson Corp.	(148)	(17,325)
ResMed, Inc.	(350)	(36,390)
Teleflex, Inc.	(112)	(33,842)
Universal Health Services, Inc., Class B	(188)	(25,149)
Varian Medical Systems, Inc.*	(193)	(27,352)
Zimmer Biomet Holdings, Inc.	(500)	(63,850)

		(1,091,496)

Household & Personal Products — (1.7)%
Coty, Inc., Class A	(1,838)	(21,137)
Estee Lauder Cos., Inc. (The), Class A	(326)	(53,969)
Kimberly-Clark Corp.	(735)	(91,066)

		(166,172)

Insurance — (2.3)%
American International Group, Inc.	(835)	(35,955)
Arthur J Gallagher & Co.	(199)	(15,542)
Brighthouse Financial, Inc.*	(278)	(10,089)
Chubb Ltd. (Switzerland)	(166)	(23,253)
Cincinnati Financial Corp.	(91)	(7,817)
Everest Re Group Ltd. (Bermuda)	(97)	(20,948)
Lincoln National Corp.	(154)	(9,040)
MetLife, Inc.	(2,417)	(102,892)
Principal Financial Group, Inc.	(20)	(1,004)

		(226,540)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (3.9)%
Air Products & Chemicals, Inc.	(537)	$(102,547)
Albemarle Corp.	(260)	(21,315)
DowDuPont, Inc.	(5)	(267)
Freeport-McMoRan, Inc.	(3,551)	(45,772)
International Flavors & Fragrances, Inc.	(260)	(33,485)
Linde PLC (Ireland)	(194)	(34,130)
LyondellBasell Industries NV, Class A (Netherlands)	(912)	(76,681)
Martin Marietta Materials, Inc.	(11)	(2,213)
Newmont Mining Corp.	(1,307)	(46,751)
Vulcan Materials Co.	(16)	(1,894)
Westrock Co.	(591)	(22,665)

		(387,720)

Media & Entertainment — (6.0)%
Activision Blizzard, Inc.	(1,017)	(46,305)
Alphabet, Inc., Class A*	(89)	(104,743)
CBS Corp., Class B, non-voting shares	(919)	(43,680)
Charter Communications, Inc., Class A*	(386)	(133,907)
Electronic Arts, Inc.*	(302)	(30,692)
Facebook, Inc., Class A*	(202)	(33,671)
Netflix, Inc.*	(290)	(103,402)
Take-Two Interactive Software, Inc.*	(278)	(26,235)
TripAdvisor, Inc.*	(336)	(17,287)
Twitter, Inc.*	(1,846)	(60,696)

		(600,618)

Pharmaceuticals, Biotechnology & Life Sciences — (8.6)%
Agilent Technologies, Inc.	(780)	(62,697)
Alexion Pharmaceuticals, Inc.*	(365)	(49,341)
Allergan PLC (Ireland)	(818)	(119,763)
Illumina, Inc.*	(359)	(111,538)
Incyte Corp.*	(536)	(46,101)
IQVIA Holdings, Inc.*	(495)	(71,206)
Mettler-Toledo International, Inc.*	(61)	(44,103)
Mylan NV (Netherlands)*	(280)	(7,935)
Nektar Therapeutics*	(410)	(13,776)
PerkinElmer, Inc.	(272)	(26,210)
Perrigo Co. PLC (Ireland)	(333)	(16,037)
Regeneron Pharmaceuticals, Inc.*	(176)	(72,269)
Vertex Pharmaceuticals, Inc.*	(576)	(105,955)
Zoetis, Inc.	(1,144)	(115,166)

		(862,097)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (6.2)%
American Tower Corp., REIT	(688)	$(135,577)
Crown Castle International Corp., REIT	(971)	(124,288)
Digital Realty Trust, Inc., REIT	(487)	(57,953)
Equinix, Inc., REIT	(196)	(88,819)
Essex Property Trust, Inc., REIT	(105)	(30,370)
Host Hotels & Resorts, Inc., REIT	(1,117)	(21,111)
Iron Mountain, Inc., REIT	(700)	(24,822)
Kimco Realty Corp., REIT	(1,023)	(18,926)
Macerich Co. (The), REIT	(346)	(14,999)
Regency Centers Corp., REIT	(180)	(12,148)
SBA Communications Corp., REIT*	(279)	(55,705)
Vornado Realty Trust, REIT	(454)	(30,618)

		(615,336)

Retailing — (5.1)%
CarMax, Inc.*	(420)	(29,316)
Dollar Tree, Inc.*	(582)	(61,133)
Expedia Group, Inc.	(352)	(41,888)
Foot Locker, Inc.	(252)	(15,271)
Gap, Inc. (The)	(936)	(24,504)
L Brands, Inc.	(650)	(17,927)
LKQ Corp.*	(373)	(10,586)
Lowe’s Cos., Inc.	(1,867)	(204,380)
Macy’s, Inc.	(463)	(11,126)
Nordstrom, Inc.	(22)	(976)
Ross Stores, Inc.	(905)	(84,256)
Ulta Beauty, Inc.*	(17)	(5,928)

		(507,291)

Semiconductors & Semiconductor Equipment — (8.4)%
Advanced Micro Devices, Inc.*	(2,860)	(72,988)
Analog Devices, Inc.	(907)	(95,480)
Broadcom, Inc.	(678)	(203,881)
Maxim Integrated Products, Inc.	(679)	(36,102)
NVIDIA Corp.	(1,383)	(248,331)
Qorvo, Inc.*	(142)	(10,186)
QUALCOMM, Inc.	(2,975)	(169,664)

		(836,632)

Software & Services — (11.1)%
Adobe, Inc.*	(398)	(106,064)
Akamai Technologies, Inc.*	(392)	(28,111)
Alliance Data Systems Corp.	(126)	(22,047)
ANSYS, Inc.*	(198)	(36,177)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	(282)	$(29,241)
Fidelity National Information Services, Inc.	(180)	(20,358)
Fiserv, Inc.*	(988)	(87,221)
FleetCor Technologies, Inc.*	(110)	(27,125)
Fortinet, Inc.*	(399)	(33,504)
Gartner, Inc.*	(218)	(33,066)
Global Payments, Inc.	(387)	(52,833)
Intuit, Inc.	(428)	(111,883)
Mastercard, Inc., Class A	(228)	(53,683)
Microsoft Corp.	(478)	(56,375)
Oracle Corp.	(792)	(42,538)
Red Hat, Inc.*	(198)	(36,175)
salesforce.com, Inc.*	(522)	(82,669)
Symantec Corp.	(1,560)	(35,864)
Synopsys, Inc.*	(365)	(42,030)
Total System Services, Inc.	(446)	(42,374)
VeriSign, Inc.*	(293)	(53,197)

		(1,110,445)

Technology Hardware & Equipment — (0.5)%
Arista Networks, Inc.*	(103)	(32,389)
IPG Photonics Corp.*	(131)	(19,883)

		(52,272)

Transportation — (4.0)%
Alaska Air Group, Inc.	(301)	(16,893)
American Airlines Group, Inc.	(312)	(9,909)
Expeditors International of Washington, Inc.	(405)	(30,740)
FedEx Corp.	(273)	(49,525)
JB Hunt Transport Services, Inc.	(266)	(26,943)
Kansas City Southern	(216)	(25,052)
United Continental Holdings, Inc.*	(667)	(53,213)
United Parcel Service, Inc., Class B	(1,685)	(188,282)

		(400,557)

Utilities — (4.8)%
Alliant Energy Corp.	(515)	(24,272)
Ameren Corp.	(9)	(662)
American Electric Power Co., Inc.	(907)	(75,961)
Atmos Energy Corp.	(276)	(28,409)
CMS Energy Corp.	(303)	(16,829)
Consolidated Edison, Inc.	(660)	(55,975)
Edison International	(770)	(47,678)
Entergy Corp.	(449)	(42,938)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(886)	$(25,393)
Sempra Energy	(144)	(18,124)
Southern Co. (The)	(955)	(49,354)
WEC Energy Group, Inc.	(609)	(48,160)
Xcel Energy, Inc.	(738)	(41,483)

		(475,238)

TOTAL COMMON STOCK (Proceeds $9,828,126)		(10,047,638)

TOTAL SECURITIES SOLD SHORT - (100.8)%		(10,047,638)

(Proceeds $9,828,126)

OTHER ASSETS IN EXCESS OF LIABILITIES - 73.7%		7,348,895

NET ASSETS - 100.0%		$9,968,356

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 151.1%
COMMON STOCKS — 151.1%
Automobiles & Components — 1.3%
BorgWarner, Inc.	162	$6,222
General Motors Co.†	849	31,498

		37,720

Banks — 3.7%
Bank of America Corp.†	664	18,320
BB&T Corp.	52	2,420
Citizens Financial Group, Inc.	32	1,040
Comerica, Inc.	11	807
First Republic Bank	12	1,206
JPMorgan Chase & Co.†	225	22,777
M&T Bank Corp.	10	1,570
People’s United Financial, Inc.	276	4,537
PNC Financial Services Group, Inc. (The)†	32	3,925
SunTrust Banks, Inc.†	323	19,138
SVB Financial Group*	21	4,670
US Bancorp	188	9,060
Wells Fargo & Co.†	315	15,221
Zions Bancorp NA	13	590

		105,281

Capital Goods — 20.7%
3M Co.†	80	16,622
A.O. Smith Corp.	121	6,452
Allegion PLC (Ireland)	7	635
AMETEK, Inc.†	3	249
Arconic, Inc.†	375	7,166
Boeing Co. (The)†	39	14,875
Caterpillar, Inc.†	375	50,809
Cummins, Inc.†	125	19,734
Dover Corp.†	113	10,599
Eaton Corp. PLC (Ireland)†	336	27,068
Emerson Electric Co.†	201	13,762
Flowserve Corp.	101	4,559
Fortive Corp.†	253	21,224
Fortune Brands Home & Security, Inc.	110	5,237
General Dynamics Corp.†	212	35,887
Honeywell International, Inc.†	529	84,069
Huntington Ingalls Industries, Inc.	34	7,045
Illinois Tool Works, Inc.†	101	14,497
Ingersoll-Rand PLC (Ireland)†	191	20,618
Johnson Controls International PLC (Ireland)†	662	24,454
L3 Technologies, Inc.†	57	11,763

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lockheed Martin Corp.†	144	$43,223
Masco Corp.†	236	9,277
Northrop Grumman Corp.†	126	33,970
Pentair PLC (Ireland)	123	5,475
Quanta Services, Inc.	10	377
Raytheon Co.†	222	40,422
Roper Technologies, Inc.	7	2,394
Snap-on, Inc.	38	5,948
Stanley Black & Decker, Inc.†	110	14,979
Textron, Inc.	124	6,282
TransDigm Group, Inc.†*	38	17,252
Wabtec Corp.	70	5,160
WW Grainger, Inc.†	37	11,134

		593,217

Commercial & Professional Services — 1.4%
Cintas Corp.	8	1,617
Nielsen Holdings PLC (United Kingdom)	266	6,296
Republic Services, Inc.†	130	10,449
Robert Half International, Inc.†	95	6,190
Waste Management, Inc.†	142	14,755

		39,307

Consumer Durables & Apparel — 2.9%
Capri Holdings Ltd. (British Virgin Islands)*	119	5,444
Garmin Ltd. (Switzerland)†	147	12,693
Hanesbrands, Inc.	265	4,738
Hasbro, Inc.	8	680
Leggett & Platt, Inc.	96	4,053
Lennar Corp., Class A	23	1,129
Mattel, Inc.(a)*	248	3,224
Newell Brands, Inc.†	346	5,308
Ralph Lauren Corp.	56	7,262
Tapestry, Inc.	208	6,758
Under Armour, Inc., Class C*	322	6,076
VF Corp.†	291	25,291
Whirlpool Corp.	12	1,595

		84,251

Consumer Services — 1.7%
H&R Block, Inc.	15	359
McDonald’s Corp.†	50	9,495
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	156	8,574

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starbucks Corp.	86	$6,393
Yum! Brands, Inc.†	227	22,657

		47,478

Diversified Financials — 10.0%
Affiliated Managers Group, Inc.	41	4,392
American Express Co.†	59	6,449
Berkshire Hathaway, Inc., Class B†*	279	56,048
BlackRock, Inc.†	113	48,293
Charles Schwab Corp. (The)†	98	4,190
CME Group, Inc.†	21	3,456
Discover Financial Services†	239	17,007
E*TRADE Financial Corp.	127	5,897
Franklin Resources, Inc.†	341	11,301
Goldman Sachs Group, Inc. (The)†	288	55,293
Intercontinental Exchange, Inc.	40	3,046
Invesco Ltd. (Bermuda)	320	6,179
Moody’s Corp.†	25	4,527
MSCI, Inc.	7	1,392
Nasdaq, Inc.†	84	7,349
S&P Global, Inc.†	17	3,579
State Street Corp.†	295	19,414
Synchrony Financial	323	10,304
T Rowe Price Group, Inc.†	189	18,923

		287,039

Energy — 11.7%
Chevron Corp.†	643	79,205
ConocoPhillips†	904	60,333
Devon Energy Corp.†	401	12,656
Exxon Mobil Corp.†	757	61,166
HollyFrontier Corp.	136	6,701
Kinder Morgan, Inc.†	1,629	32,596
Marathon Oil Corp.	591	9,876
Occidental Petroleum Corp.†	586	38,793
Phillips 66†	359	34,166
Valero Energy Corp.†	9	763

		336,255

Food & Staples Retailing — 3.7%
Sysco Corp.†	397	26,504
Walgreens Boots Alliance, Inc.†	703	44,479
Walmart, Inc.†	371	36,184

		107,167

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	744	42,728

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.†	316	$13,629
Campbell Soup Co.	20	763
Coca-Cola Co. (The)†	293	13,730
General Mills, Inc.†	459	23,753
Hershey Co. (The)	113	12,976
Hormel Foods Corp.	36	1,611
Kraft Heinz Co. (The)†	513	16,749
McCormick & Co., Inc., non-voting shares	36	5,423
PepsiCo, Inc.†	228	27,941
Philip Morris International, Inc.†	343	30,318
Tyson Foods, Inc., Class A†	27	1,875

		191,496

Health Care Equipment & Services — 7.9%
Abbott Laboratories†	121	9,673
AmerisourceBergen Corp.	15	1,193
Anthem, Inc.†	45	12,914
Cardinal Health, Inc.†	233	11,219
CVS Health Corp.†	910	49,076
Danaher Corp.	50	6,601
HCA Healthcare, Inc.†	248	32,334
Henry Schein, Inc.*	106	6,372
Humana, Inc.†	11	2,926
Laboratory Corp. of America Holdings†*	80	12,238
Medtronic PLC (Ireland)†	68	6,193
Quest Diagnostics, Inc.†	107	9,621
UnitedHealth Group, Inc.†	259	64,040
WellCare Health Plans, Inc.†*	4	1,079

		225,479

Household & Personal Products — 2.7%
Church & Dwight Co., Inc.†	157	11,183
Clorox Co. (The)†	9	1,444
Colgate-Palmolive Co.†	82	5,620
Kimberly-Clark Corp.†	23	2,850
Procter & Gamble Co. (The)†	541	56,291

		77,388

Insurance — 3.7%
Aflac, Inc.	73	3,650
Allstate Corp. (The)	22	2,072
Aon PLC (United Kingdom)†	163	27,824
Arthur J Gallagher & Co.	14	1,093
Assurant, Inc.	4	380

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)†	37	$1,840
Loews Corp.†	21	1,007
Marsh & McLennan Cos., Inc.†	392	36,809
Progressive Corp. (The)†	325	23,429
Prudential Financial, Inc.	19	1,746
Torchmark Corp.	7	574
Travelers Cos., Inc. (The)	18	2,469
Unum Group	96	3,248

		106,141

Materials — 5.5%
Avery Dennison Corp.	68	7,684
Ball Corp.†	243	14,060
Celanese Corp.†	96	9,467
CF Industries Holdings, Inc.†	95	3,884
DowDuPont, Inc.†	1,093	58,268
Eastman Chemical Co.†	110	8,347
Ecolab, Inc.	26	4,590
FMC Corp.	31	2,381
International Paper Co.†	315	14,575
Mosaic Co. (The)†	120	3,277
Nucor Corp.†	244	14,237
Packaging Corp. of America	74	7,354
PPG Industries, Inc.†	16	1,806
Sealed Air Corp.	114	5,251
Sherwin-Williams Co. (The)†	6	2,584

		157,765

Media & Entertainment — 3.2%
Alphabet, Inc., Class A*	19	22,361
Comcast Corp., Class A†	281	11,234
Discovery, Inc., Class A†*	514	13,888
DISH Network Corp., Class A†*	325	10,299
Fox Corp., Class A*	17	624
Interpublic Group of Cos., Inc. (The)	267	5,610
News Corp., Class A†	455	5,660
Omnicom Group, Inc.	55	4,014
Viacom, Inc., Class B†	204	5,726
Walt Disney Co. (The)†	103	11,436

		90,852

Pharmaceuticals, Biotechnology & Life Sciences — 15.9%
AbbVie, Inc.†	498	40,134
Amgen, Inc.†	270	51,295
Biogen, Inc.†*	142	33,566

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.†	1,216	$58,015
Celgene Corp.†*	544	51,321
Eli Lilly & Co.†	425	55,148
Gilead Sciences, Inc.†	88	5,721
Johnson & Johnson†	261	36,485
Merck & Co., Inc.†	521	43,332
Pfizer, Inc.†	1,670	70,925
Regeneron Pharmaceuticals, Inc.*	4	1,642
Thermo Fisher Scientific, Inc.	27	7,390
Waters Corp.*	5	1,259

		456,233

Real Estate — 2.5%
Apartment Investment & Management Co., Class A, REIT	9	453
AvalonBay Communities, Inc., REIT	9	1,807
Boston Properties, Inc., REIT	10	1,339
CBRE Group, Inc., Class A†*	247	12,214
Duke Realty Corp., REIT	106	3,241
Equity Residential, REIT	27	2,034
HCP, Inc., REIT	32	1,002
Prologis, Inc., REIT	44	3,166
Realty Income Corp., REIT†	229	16,845
Simon Property Group, Inc., REIT	21	3,826
UDR, Inc., REIT	72	3,273
Ventas, Inc., REIT	24	1,531
Welltower, Inc., REIT†	277	21,495
Weyerhaeuser Co., REIT†	15	395

		72,621

Retailing — 8.4%
Advance Auto Parts, Inc.†	21	3,581
Amazon.com, Inc.†*	25	44,519
AutoZone, Inc.†*	12	12,289
Best Buy Co., Inc.	39	2,771
Booking Holdings, Inc.†*	24	41,878
Dollar General Corp.†	105	12,526
eBay, Inc.†	748	27,781
Foot Locker, Inc.	7	424
Genuine Parts Co.†	115	12,883
Home Depot, Inc. (The)†	77	14,776
Kohl’s Corp.†	76	5,227
O’Reilly Automotive, Inc.†*	6	2,330
Target Corp.	35	2,809
Tiffany & Co.	84	8,866

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	840	$44,696
Tractor Supply Co.†	50	4,888

		242,244

Semiconductors & Semiconductor Equipment — 6.6%
Applied Materials, Inc.†	751	29,785
Intel Corp.†	641	34,422
KLA-Tencor Corp.†	119	14,210
Lam Research Corp.†	124	22,197
Microchip Technology, Inc.†	191	15,845
Micron Technology, Inc.†*	918	37,941
Skyworks Solutions, Inc.†	130	10,722
Texas Instruments, Inc.	67	7,107
Xilinx, Inc.†	124	15,722

		187,951

Software & Services — 12.5%
Accenture PLC, Class A (Ireland)†	218	38,372
Automatic Data Processing, Inc.†	100	15,974
Cadence Design Systems, Inc.*	19	1,207
Cognizant Technology Solutions Corp., Class A†	39	2,826
DXC Technology Co.†	219	14,084
International Business Machines Corp.†	560	79,016
Mastercard, Inc., Class A†	70	16,482
Microsoft Corp.†	453	53,427
Paychex, Inc.	229	18,366
PayPal Holdings, Inc.†*	835	86,706
VeriSign, Inc.*	8	1,452
Visa, Inc., Class A†	152	23,741
Western Union Co. (The)	344	6,354

		358,007

Technology Hardware & Equipment — 10.2%
Amphenol Corp., Class A†	115	10,861
Apple, Inc.†	722	137,144
Arista Networks, Inc.*	5	1,572
Cisco Systems, Inc.†	304	16,413
Corning, Inc.†	55	1,820
F5 Networks, Inc.†*	38	5,963
FLIR Systems, Inc.	75	3,568
Hewlett Packard Enterprise Co.†	989	15,260
HP, Inc.†	1,209	23,491
Juniper Networks, Inc.†	242	6,406
Keysight Technologies, Inc.*	13	1,134

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.†	127	$17,833
NetApp, Inc.†	179	12,412
Seagate Technology PLC (Ireland)†	213	10,201
TE Connectivity Ltd. (Switzerland)†	253	20,430
Western Digital Corp.†	20	961
Xerox Corp.	191	6,108

		291,577

Telecommunication Services — 2.6%
AT&T, Inc.	500	15,680
CenturyLink, Inc.†	840	10,072
Verizon Communications, Inc.†	850	50,260

		76,012

Transportation — 2.2%
American Airlines Group, Inc.†	32	1,016
CH Robinson Worldwide, Inc.	9	783
CSX Corp.†	559	41,824
Delta Air Lines, Inc.	46	2,376
Expeditors International of Washington, Inc.†	2	152
Norfolk Southern Corp.†	41	7,662
Southwest Airlines Co.	38	1,973
Union Pacific Corp.†	50	8,360

		64,146

Utilities — 3.4%
AES Corp.†	45	814
CenterPoint Energy, Inc.	35	1,074
Dominion Energy, Inc.	478	36,643
DTE Energy Co.	13	1,622
Evergy, Inc.	178	10,333
Eversource Energy	22	1,561
Exelon Corp.†	468	23,461
FirstEnergy Corp.†	18	749
NextEra Energy, Inc.	33	6,380
NRG Energy, Inc.†	226	9,600
PPL Corp.†	50	1,587
Public Service Enterprise Group, Inc.	35	2,079
WEC Energy Group, Inc.†	20	1,582

		97,485

TOTAL COMMON STOCKS (Cost $3,974,377)		4,333,112

TOTAL LONG POSITIONS - 151.1%		4,333,112

(Cost $3,974,377)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

SHORT POSITIONS — (91.0)%
COMMON STOCKS — (91.0)%
Automobiles & Components — (1.1)%
Aptiv PLC (Jersey)	(97)	$(7,711)
Ford Motor Co.	(2,380)	(20,896)
Harley-Davidson, Inc.	(93)	(3,316)

		(31,923)

Banks — (0.9)%
Citigroup, Inc.	(40)	(2,489)
Fifth Third Bancorp	(248)	(6,255)
Huntington Bancshares, Inc.	(224)	(2,840)
KeyCorp.	(320)	(5,040)
Regions Financial Corp.	(569)	(8,051)

		(24,675)

Capital Goods — (4.4)%
Deere & Co.	(44)	(7,033)
Fastenal Co.	(180)	(11,576)
Fluor Corp.	(26)	(957)
General Electric Co.	(3,595)	(35,914)
Harris Corp.	(70)	(11,180)
Jacobs Engineering Group, Inc.	(82)	(6,166)
PACCAR, Inc.	(46)	(3,134)
Parker-Hannifin Corp.	(1)	(172)
Rockwell Automation, Inc.	(70)	(12,282)
United Rentals, Inc.*	(50)	(5,713)
United Technologies Corp.	(241)	(31,062)
Xylem, Inc.	(20)	(1,581)

		(126,770)

Commercial & Professional Services — (1.9)%
Copart, Inc.*	(155)	(9,391)
Equifax, Inc.	(76)	(9,006)
IHS Markit Ltd. (Bermuda)*	(246)	(13,377)
Rollins, Inc.	(205)	(8,532)
Verisk Analytics, Inc.	(97)	(12,901)

		(53,207)

Consumer Durables & Apparel — (2.1)%
DR Horton, Inc.	(235)	(9,724)
Mohawk Industries, Inc.*	(43)	(5,424)
NIKE, Inc., Class B	(425)	(35,789)
PulteGroup, Inc.	(177)	(4,949)
PVH Corp.	(39)	(4,756)

		(60,642)

Consumer Services — (2.9)%
Carnival Corp. (Panama)	(132)	(6,695)
Chipotle Mexican Grill, Inc.*	(18)	(12,786)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.	(12)	$(1,458)
Hilton Worldwide Holdings, Inc.	(166)	(13,796)
Marriott International, Inc., Class A	(129)	(16,137)
MGM Resorts International	(332)	(8,519)
Royal Caribbean Cruises Ltd. (Liberia)	(130)	(14,901)
Wynn Resorts Ltd.	(67)	(7,994)

		(82,286)

Diversified Financials — (2.1)%
Ameriprise Financial, Inc.	(57)	(7,302)
Bank of New York Mellon Corp. (The)	(177)	(8,926)
Capital One Financial Corp.	(245)	(20,014)
Cboe Global Markets, Inc.	(69)	(6,585)
Morgan Stanley	(162)	(6,836)
Northern Trust Corp.	(60)	(5,425)
Raymond James Financial, Inc.	(63)	(5,066)

		(60,154)

Energy — (8.4)%
Anadarko Petroleum Corp.	(297)	(13,508)
Apache Corp.	(218)	(7,556)
Cabot Oil & Gas Corp.	(271)	(7,073)
Cimarex Energy Co.	(59)	(4,124)
Concho Resources, Inc.	(125)	(13,870)
Diamondback Energy, Inc.	(95)	(9,645)
EOG Resources, Inc.	(340)	(32,361)
Halliburton Co.	(450)	(13,185)
Helmerich & Payne, Inc.	(68)	(3,778)
Hess Corp.	(167)	(10,058)
Marathon Petroleum Corp.	(395)	(23,641)
National Oilwell Varco, Inc.	(204)	(5,435)
Noble Energy, Inc.	(302)	(7,468)
ONEOK, Inc.	(256)	(17,879)
Pioneer Natural Resources Co.	(77)	(11,726)
Schlumberger Ltd. (Curacao)	(729)	(31,763)
TechnipFMC PLC (United Kingdom)	(260)	(6,115)
Williams Cos., Inc. (The)	(705)	(20,248)

		(239,433)

Food & Staples Retailing — (1.0)%
Costco Wholesale Corp.	(73)	(17,676)
Kroger Co. (The)	(451)	(11,095)

		(28,771)

Food, Beverage & Tobacco — (2.4)%
Brown-Forman Corp., Class B	(300)	(15,834)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.	(294)	$(8,156)
Constellation Brands, Inc., Class A	(5)	(877)
JM Smucker Co. (The)	(4)	(466)
Kellogg Co.	(185)	(10,615)
Lamb Weston Holdings, Inc.	(85)	(6,370)
Molson Coors Brewing Co., Class B	(126)	(7,516)
Mondelez International, Inc., Class A	(48)	(2,396)
Monster Beverage Corp.*	(316)	(17,247)

		(69,477)

Health Care Equipment & Services — (10.3)%
ABIOMED, Inc.*	(28)	(7,997)
Align Technology, Inc.*	(43)	(12,226)
Baxter International, Inc.	(168)	(13,660)
Becton Dickinson and Co.	(122)	(30,467)
Boston Scientific Corp.*	(865)	(33,199)
Cerner Corp.*	(213)	(12,186)
Cigna Corp.	(221)	(35,541)
Cooper Cos., Inc. (The)	(28)	(8,293)
DaVita, Inc.*	(97)	(5,266)
DENTSPLY SIRONA, Inc.	(133)	(6,595)
Edwards Lifesciences Corp.*	(130)	(24,873)
Hologic, Inc.*	(168)	(8,131)
IDEXX Laboratories, Inc.*	(54)	(12,074)
Intuitive Surgical, Inc.*	(47)	(26,817)
McKesson Corp.	(83)	(9,716)
ResMed, Inc.	(85)	(8,837)
Teleflex, Inc.	(27)	(8,158)
Universal Health Services, Inc., Class B	(58)	(7,759)
Varian Medical Systems, Inc.*	(57)	(8,078)
Zimmer Biomet Holdings, Inc.	(123)	(15,707)

		(295,580)

Household & Personal Products — (0.8)%
Coty, Inc., Class A	(469)	(5,394)
Estee Lauder Cos., Inc. (The), Class A	(108)	(17,879)

		(23,273)

Insurance — (2.2)%
American International Group, Inc.	(305)	(13,133)
Brighthouse Financial, Inc.*	(68)	(2,468)
Chubb Ltd. (Switzerland)	(56)	(7,844)
Cincinnati Financial Corp.	(24)	(2,062)
Everest Re Group Ltd. (Bermuda)	(26)	(5,615)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Lincoln National Corp.	(67)	$(3,933)
MetLife, Inc.	(583)	(24,818)
Principal Financial Group, Inc.	(92)	(4,617)

		(64,490)

Materials — (4.5)%
Air Products & Chemicals, Inc.	(137)	(26,162)
Albemarle Corp.	(66)	(5,411)
Freeport-McMoRan, Inc.	(841)	(10,841)
International Flavors & Fragrances, Inc.	(64)	(8,243)
Linde PLC (Ireland)	(211)	(37,121)
LyondellBasell Industries NV, Class A (Netherlands)	(221)	(18,582)
Martin Marietta Materials, Inc.	(28)	(5,633)
Newmont Mining Corp.	(334)	(11,947)
Vulcan Materials Co.	(3)	(355)
Westrock Co.	(149)	(5,714)

		(130,009)

Media & Entertainment — (3.6)%
Activision Blizzard, Inc.	(407)	(18,531)
CBS Corp., Class B, non-voting shares	(235)	(11,170)
Charter Communications, Inc., Class A*	(104)	(36,079)
Electronic Arts, Inc.*	(73)	(7,419)
Facebook, Inc., Class A*	(13)	(2,167)
Netflix, Inc.*	(9)	(3,209)
Take-Two Interactive Software, Inc.*	(71)	(6,700)
TripAdvisor, Inc.*	(90)	(4,631)
Twitter, Inc.*	(434)	(14,270)

		(104,176)

Pharmaceuticals, Biotechnology & Life Sciences — (6.9)%
Agilent Technologies, Inc.	(199)	(15,996)
Alexion Pharmaceuticals, Inc.*	(102)	(13,788)
Allergan PLC (Ireland)	(212)	(31,039)
Illumina, Inc.*	(79)	(24,545)
Incyte Corp.*	(136)	(11,697)
IQVIA Holdings, Inc.*	(126)	(18,125)
Mettler-Toledo International, Inc.*	(16)	(11,568)
Mylan NV (Netherlands)*	(18)	(510)
Nektar Therapeutics*	(99)	(3,326)
PerkinElmer, Inc.	(64)	(6,167)
Perrigo Co. PLC (Ireland)	(85)	(4,094)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(162)	$(29,800)
Zoetis, Inc.	(279)	(28,087)

		(198,742)

Real Estate — (7.9)%
Alexandria Real Estate Equities, Inc., REIT	(65)	(9,266)
American Tower Corp., REIT	(267)	(52,615)
Crown Castle International Corp., REIT	(259)	(33,152)
Digital Realty Trust, Inc., REIT	(119)	(14,161)
Equinix, Inc., REIT	(50)	(22,658)
Essex Property Trust, Inc., REIT	(42)	(12,148)
Extra Space Storage, Inc., REIT	(71)	(7,236)
Federal Realty Investment Trust, REIT	(3)	(414)
Host Hotels & Resorts, Inc., REIT	(413)	(7,806)
Iron Mountain, Inc., REIT	(178)	(6,312)
Kimco Realty Corp., REIT	(264)	(4,884)
Macerich Co. (The), REIT	(84)	(3,641)
Mid-America Apartment Communities, Inc., REIT	(5)	(547)
Public Storage, REIT	(101)	(21,996)
Regency Centers Corp., REIT	(106)	(7,154)
SBA Communications Corp., REIT*	(71)	(14,176)
Vornado Realty Trust, REIT	(111)	(7,486)

		(225,652)

Retailing — (4.5)%
CarMax, Inc.*	(107)	(7,469)
Dollar Tree, Inc.*	(148)	(15,546)
Expedia Group, Inc.	(97)	(11,543)
Gap, Inc. (The)	(239)	(6,257)
L Brands, Inc.	(22)	(607)
LKQ Corp.*	(161)	(4,569)
Lowe’s Cos., Inc.	(452)	(49,480)
Macy’s, Inc.	(185)	(4,446)
Nordstrom, Inc.	(21)	(932)
Ross Stores, Inc.	(213)	(19,830)
Ulta Beauty, Inc.*	(24)	(8,370)

		(129,049)

Semiconductors & Semiconductor Equipment — (7.1)%
Advanced Micro Devices, Inc.*	(628)	(16,027)
Analog Devices, Inc.	(213)	(22,423)
Broadcom, Inc.	(186)	(55,932)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Maxim Integrated Products, Inc.	(165)	$(8,773)
NVIDIA Corp.	(309)	(55,484)
Qorvo, Inc.*	(63)	(4,519)
QUALCOMM, Inc.	(714)	(40,719)

		(203,877)

Software & Services — (7.1)%
Adobe, Inc.*	(43)	(11,459)
Akamai Technologies, Inc.*	(100)	(7,171)
Alliance Data Systems Corp.	(30)	(5,249)
ANSYS, Inc.*	(52)	(9,501)
Autodesk, Inc.*	(78)	(12,154)
Broadridge Financial Solutions, Inc.	(67)	(6,947)
Citrix Systems, Inc.	(76)	(7,574)
Fidelity National Information Services, Inc.	(3)	(339)
Fiserv, Inc.*	(247)	(21,805)
FleetCor Technologies, Inc.*	(35)	(8,631)
Fortinet, Inc.*	(98)	(8,229)
Gartner, Inc.*	(52)	(7,887)
Global Payments, Inc.	(98)	(13,379)
Intuit, Inc.	(98)	(25,618)
Jack Henry & Associates, Inc.	(3)	(416)
Red Hat, Inc.*	(113)	(20,645)
salesforce.com, Inc.*	(33)	(5,226)
Symantec Corp.	(394)	(9,058)
Synopsys, Inc.*	(93)	(10,709)
Total System Services, Inc.	(114)	(10,831)

		(202,828)

Technology Hardware & Equipment — (0.2)%
IPG Photonics Corp.*	(31)	(4,705)

Transportation — (2.8)%
Alaska Air Group, Inc.	(73)	(4,097)
JB Hunt Transport Services, Inc.	(69)	(6,989)
Kansas City Southern	(65)	(7,539)
United Continental Holdings, Inc.*	(163)	(13,004)
United Parcel Service, Inc., Class B	(445)	(49,724)

		(81,353)

Utilities — (5.9)%
Alliant Energy Corp.	(148)	(6,975)
Ameren Corp.	(84)	(6,178)
American Electric Power Co., Inc.	(295)	(24,706)
American Water Works Co., Inc.	(38)	(3,962)
Atmos Energy Corp.	(67)	(6,896)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
CMS Energy Corp.	(174)	$(9,664)
Consolidated Edison, Inc.	(195)	(16,538)
Duke Energy Corp.	(40)	(3,600)
Edison International	(187)	(11,579)
Entergy Corp.	(113)	(10,806)
NiSource, Inc.	(226)	(6,477)
Pinnacle West Capital Corp.	(56)	(5,352)
Sempra Energy	(154)	(19,382)
Southern Co. (The)	(347)	(17,933)
Xcel Energy, Inc.	(318)	(17,875)

		(167,923)

TOTAL COMMON STOCK (Proceeds $2,612,182)		(2,608,995)

TOTAL SECURITIES SOLD SHORT - (91.0)%		(2,608,995)

(Proceeds $2,612,182)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		1,143,138

NET ASSETS - 100.0%		$2,867,255

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 100.4%
COMMON STOCKS — 100.4%
Automobiles & Components — 0.8%
BorgWarner, Inc.	77	$2,958
General Motors Co.†	435	16,139

		19,097

Banks — 3.2%
Bank of America Corp.†	587	16,195
BB&T Corp.(a)	47	2,187
Comerica, Inc.	10	733
First Republic Bank(a)	10	1,005
Huntington Bancshares, Inc.(a)	64	812
JPMorgan Chase & Co.†	199	20,145
M&T Bank Corp.	9	1,413
People’s United Financial, Inc.(a)	131	2,154
PNC Financial Services Group, Inc. (The)†	28	3,435
SunTrust Banks, Inc.†	155	9,184
SVB Financial Group*	13	2,891
US Bancorp	146	7,036
Wells Fargo & Co.†	279	13,481

		80,671

Capital Goods — 11.8%
3M Co.†	49	10,181
A.O. Smith Corp.	63	3,359
Allegion PLC (Ireland)	6	544
AMETEK, Inc.†	4	332
Arconic, Inc.	177	3,382
Boeing Co. (The)†	35	13,350
Caterpillar, Inc.†	190	25,743
Cummins, Inc.†	59	9,314
Dover Corp.	54	5,065
Eaton Corp. PLC (Ireland)†	159	12,809
Emerson Electric Co.†	67	4,588
Flowserve Corp.(a)	48	2,167
Fortive Corp.†	121	10,151
Fortune Brands Home & Security, Inc.	52	2,476
General Dynamics Corp.†	101	17,097
Honeywell International, Inc.†	252	40,048
Huntington Ingalls Industries, Inc.	16	3,315
Illinois Tool Works, Inc.†(a)	34	4,880
Ingersoll-Rand PLC (Ireland)†	91	9,823
Johnson Controls International PLC (Ireland)†	318	11,747
L3 Technologies, Inc.	28	5,778
Lockheed Martin Corp.†	79	23,713

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.	112	$4,403
Northrop Grumman Corp.†	60	16,176
Parker-Hannifin Corp.	7	1,201
Pentair PLC (Ireland)	59	2,626
Quanta Services, Inc.	9	340
Raytheon Co.†	105	19,118
Roper Technologies, Inc.	6	2,052
Snap-on, Inc.(a)	19	2,974
Stanley Black & Decker, Inc.	53	7,217
Textron, Inc.	67	3,394
TransDigm Group, Inc.*	18	8,172
Wabtec Corp.	34	2,507
WW Grainger, Inc.†(a)	20	6,019

		296,061

Commercial & Professional Services — 0.9%
Cintas Corp.	7	1,415
Nielsen Holdings PLC (United Kingdom)	126	2,982
Republic Services, Inc.†	98	7,877
Robert Half International, Inc.	45	2,932
Verisk Analytics, Inc.	3	399
Waste Management, Inc.†	61	6,339

		21,944

Consumer Durables & Apparel — 1.6%
Capri Holdings Ltd. (British Virgin Islands)*	56	2,562
Garmin Ltd. (Switzerland)	70	6,045
Hanesbrands, Inc.(a)	126	2,253
Hasbro, Inc.(a)	8	680
Leggett & Platt, Inc.(a)	46	1,942
Lennar Corp., Class A†	20	982
Mattel, Inc.(a)*	119	1,547
Newell Brands, Inc.(a)	165	2,531
Ralph Lauren Corp.	27	3,501
Tapestry, Inc.	101	3,282
Under Armour, Inc., Class C(a)*	154	2,906
VF Corp.†	140	12,167
Whirlpool Corp.	7	930

		41,328

Consumer Services — 1.1%
Darden Restaurants, Inc.	7	850
H&R Block, Inc.†(a)	13	311
McDonald’s Corp.†	36	6,836

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	75	$4,122
Starbucks Corp.†	76	5,650
Yum! Brands, Inc.†	109	10,879

		28,648

Diversified Financials — 6.5%
Affiliated Managers Group, Inc.	20	2,142
American Express Co.†	52	5,684
Berkshire Hathaway, Inc., Class B†*	206	41,383
BlackRock, Inc.†	55	23,505
Charles Schwab Corp. (The)	95	4,062
CME Group, Inc.†	21	3,456
Discover Financial Services	114	8,112
E*TRADE Financial Corp.	80	3,714
Franklin Resources, Inc.†(a)	165	5,468
Goldman Sachs Group, Inc. (The)†	135	25,919
Intercontinental Exchange, Inc.†	42	3,198
Invesco Ltd. (Bermuda)	151	2,916
Moody’s Corp.†	12	2,173
MSCI, Inc.	6	1,193
Nasdaq, Inc.†(a)	53	4,637
S&P Global, Inc.†	16	3,369
State Street Corp.†	139	9,148
Synchrony Financial	153	4,881
T Rowe Price Group, Inc.†	90	9,011

		163,971

Energy — 6.6%
Chevron Corp.†	350	43,113
ConocoPhillips†	428	28,565
Devon Energy Corp.	190	5,996
Exxon Mobil Corp.†	339	27,391
Hess Corp.	19	1,144
HollyFrontier Corp.	65	3,203
Kinder Morgan, Inc.†	783	15,668
Marathon Oil Corp.	282	4,712
Occidental Petroleum Corp.†	276	18,271
Phillips 66†	173	16,464

		164,527

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.†	13	3,148
Sysco Corp.†	186	12,417
Walgreens Boots Alliance, Inc.†	333	21,069

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	217	$21,164

		57,798

Food, Beverage & Tobacco — 4.9%
Altria Group, Inc.†	392	22,513
Archer-Daniels-Midland Co.†	153	6,599
Campbell Soup Co.	18	686
Coca-Cola Co. (The)†	260	12,184
Constellation Brands, Inc., Class A†	70	12,273
General Mills, Inc.†(a)	220	11,385
Hershey Co. (The)	61	7,005
Hormel Foods Corp.(a)	33	1,477
Kraft Heinz Co. (The)†	268	8,750
McCormick & Co., Inc., non-voting shares(a)	24	3,615
Mondelez International, Inc., Class A	59	2,945
PepsiCo, Inc.†	133	16,299
Philip Morris International, Inc.†	169	14,938
Tyson Foods, Inc., Class A†	22	1,527

		122,196

Health Care Equipment & Services — 5.3%
Abbott Laboratories†	107	8,554
AmerisourceBergen Corp.	13	1,034
Anthem, Inc.†	24	6,888
Cardinal Health, Inc.	110	5,297
CVS Health Corp.	441	23,783
Danaher Corp.	43	5,677
HCA Healthcare, Inc.†	118	15,385
Henry Schein, Inc.(a) *	53	3,186
Humana, Inc.†	14	3,724
Laboratory Corp. of America Holdings†*	38	5,813
Medtronic PLC (Ireland)†	65	5,920
Quest Diagnostics, Inc.(a)	51	4,586
Stryker Corp.	19	3,753
UnitedHealth Group, Inc.†	149	36,842
WellCare Health Plans, Inc.*	4	1,079

		131,521

Household & Personal Products — 1.9%
Church & Dwight Co., Inc.†	84	5,983
Clorox Co. (The)(a)	5	802
Colgate-Palmolive Co.†	55	3,770
Kimberly-Clark Corp.†	21	2,602

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	321	$33,400

		46,557

Insurance — 2.3%
Aflac, Inc.	46	2,300
Allstate Corp. (The)	21	1,978
Aon PLC (United Kingdom)†	82	13,997
Arthur J Gallagher & Co.	12	937
Assurant, Inc.	4	380
Cincinnati Financial Corp.	4	344
Hartford Financial Services Group, Inc. (The)†	7	348
Loews Corp.†	19	911
Marsh & McLennan Cos., Inc.†	185	17,372
Progressive Corp. (The)†	166	11,967
Prudential Financial, Inc.	16	1,470
Torchmark Corp.(a)	6	492
Travelers Cos., Inc. (The)	16	2,195
Unum Group	46	1,556
Willis Towers Watson PLC (Ireland)	7	1,230

		57,477

Materials — 3.4%
Avery Dennison Corp.	32	3,616
Ball Corp.	116	6,712
Celanese Corp.	45	4,437
CF Industries Holdings, Inc.	76	3,107
DowDuPont, Inc.†	586	31,240
Eastman Chemical Co.	52	3,946
Ecolab, Inc.	21	3,707
FMC Corp.	31	2,381
International Paper Co.†	149	6,894
Mosaic Co. (The)	97	2,649
Nucor Corp.†	115	6,710
Packaging Corp. of America	35	3,478
PPG Industries, Inc.	14	1,580
Sealed Air Corp.	55	2,533
Sherwin-Williams Co. (The)	5	2,154
Vulcan Materials Co.	8	947

		86,091

Media & Entertainment — 4.3%
Alphabet, Inc., Class A†*	30	35,307
Comcast Corp., Class A†	242	9,675
Discovery, Inc., Class A(a)*	245	6,620
DISH Network Corp., Class A(a)*	141	4,468

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Facebook, Inc., Class A†*	170	$28,337
Fox Corp., Class A*	24	881
Interpublic Group of Cos., Inc. (The)	131	2,752
News Corp., Class A†	215	2,675
Omnicom Group, Inc.†(a)	50	3,650
Viacom, Inc., Class B	138	3,874
Walt Disney Co. (The)†	91	10,104

		108,343

Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
AbbVie, Inc.†	269	21,679
Amgen, Inc.†	149	28,307
Biogen, Inc.†*	68	16,074
Bristol-Myers Squibb Co.†	575	27,433
Celgene Corp.†*	257	24,245
Eli Lilly & Co.†	214	27,769
Gilead Sciences, Inc.†	84	5,461
Johnson & Johnson†	201	28,098
Merck & Co., Inc.†	284	23,620
Pfizer, Inc.†	930	39,497
Regeneron Pharmaceuticals, Inc.*	5	2,053
Thermo Fisher Scientific, Inc.	24	6,569
Waters Corp.*	4	1,007

		251,812

Real Estate — 1.7%
Apartment Investment & Management Co., Class A, REIT	9	453
AvalonBay Communities, Inc., REIT	9	1,807
Boston Properties, Inc., REIT	9	1,205
CBRE Group, Inc., Class A*	118	5,835
Duke Realty Corp., REIT	42	1,284
Equity Residential, REIT	23	1,732
Federal Realty Investment Trust, REIT	4	551
HCP, Inc., REIT	29	908
Mid-America Apartment Communities, Inc., REIT	7	765
Prologis, Inc., REIT	39	2,806
Realty Income Corp., REIT†(a)	108	7,945
Simon Property Group, Inc., REIT	19	3,462
SL Green Realty Corp., REIT	6	540
UDR, Inc., REIT	40	1,818
Ventas, Inc., REIT	22	1,404
Welltower, Inc., REIT†	133	10,321

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT†	7	$184

		43,020

Retailing — 6.2%
Advance Auto Parts, Inc.	23	3,922
Amazon.com, Inc.†*	25	44,519
AutoZone, Inc.*	6	6,145
Best Buy Co., Inc.	34	2,416
Booking Holdings, Inc.†*	12	20,939
Dollar General Corp.†	37	4,414
eBay, Inc.†	353	13,110
Foot Locker, Inc.(a)	15	909
Genuine Parts Co.	54	6,050
Home Depot, Inc. (The)†	70	13,432
Kohl’s Corp.	56	3,851
L Brands, Inc.	17	469
Nordstrom, Inc.(a)	9	399
O’Reilly Automotive, Inc.†*	5	1,942
Target Corp.	23	1,846
Tiffany & Co.(a)	42	4,433
TJX Cos., Inc. (The)†	430	22,880
Tractor Supply Co.	26	2,542

		154,218

Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.†	355	14,079
Intel Corp.†	440	23,628
KLA-Tencor Corp.	56	6,687
Lam Research Corp.†(a)	56	10,025
Microchip Technology, Inc.	91	7,549
Micron Technology, Inc.†*	433	17,896
Skyworks Solutions, Inc.	62	5,114
Texas Instruments, Inc.	61	6,470
Xilinx, Inc.	70	8,875

		100,323

Software & Services — 8.9%
Accenture PLC, Class A (Ireland)†	117	20,594
Automatic Data Processing, Inc.†	64	10,223
Cadence Design Systems, Inc.*	17	1,080
Cognizant Technology Solutions Corp., Class A†	36	2,608
DXC Technology Co.†	104	6,688
Fidelity National Information Services, Inc.	1	113

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	253	$35,698
Mastercard, Inc., Class A†	43	10,124
Microsoft Corp.†	430	50,714
Oracle Corp.†	121	6,499
Paychex, Inc.	123	9,865
PayPal Holdings, Inc.†*	406	42,159
salesforce.com, Inc.*	9	1,425
VeriSign, Inc.*	8	1,453
Visa, Inc., Class A†	134	20,929
Western Union Co. (The)	162	2,992

		223,164

Technology Hardware & Equipment — 6.9%
Amphenol Corp., Class A	57	5,383
Apple, Inc.†	464	88,137
Arista Networks, Inc.*	4	1,258
Cisco Systems, Inc.†	269	14,523
Corning, Inc.†	48	1,589
F5 Networks, Inc.*	20	3,139
FLIR Systems, Inc.	47	2,236
Hewlett Packard Enterprise Co.†	432	6,666
HP, Inc.†	588	11,425
Juniper Networks, Inc.	120	3,176
Keysight Technologies, Inc.*	11	959
Motorola Solutions, Inc.†	60	8,425
NetApp, Inc.†	93	6,449
Seagate Technology PLC (Ireland)†(a)	103	4,933
TE Connectivity Ltd. (Switzerland)†	120	9,690
Western Digital Corp.(a)	17	817
Xerox Corp.	91	2,910

		171,715

Telecommunication Services — 1.8%
AT&T, Inc.	442	13,861
CenturyLink, Inc.†(a)	397	4,760
Verizon Communications, Inc.†	442	26,135

		44,756

Transportation — 1.7%
American Airlines Group, Inc.†	28	889
CH Robinson Worldwide, Inc.	9	783
CSX Corp.†	277	20,725
Delta Air Lines, Inc.	42	2,169
Expeditors International of Washington, Inc.†	2	152

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.	11	$1,996
Norfolk Southern Corp.†	33	6,167
Southwest Airlines Co.	34	1,765
Union Pacific Corp.	44	7,357

		42,003

Utilities — 2.2%
AES Corp.†	41	741
CenterPoint Energy, Inc.(a)	30	921
Dominion Energy, Inc.	232	17,785
DTE Energy Co.	11	1,372
Duke Energy Corp.	7	630
Evergy, Inc.	87	5,050
Eversource Energy	20	1,419
Exelon Corp.†	235	11,781
FirstEnergy Corp.	12	499
NextEra Energy, Inc.	29	5,606
NRG Energy, Inc.†	109	4,630
PPL Corp.(a)	43	1,365
Public Service Enterprise Group, Inc.	31	1,842
WEC Energy Group, Inc.	6	474

		54,115

TOTAL COMMON STOCKS (Cost $2,286,146)		2,511,356

TOTAL LONG POSITIONS - 100.4%		2,511,356

(Cost $2,286,146)

SHORT POSITIONS — (39.5)%
COMMON STOCKS — (39.5)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(56)	(4,451)
Ford Motor Co.	(898)	(7,884)
Harley-Davidson, Inc.	(36)	(1,284)

		(13,619)

Banks — (0.6)%
Citigroup, Inc.	(24)	(1,493)
Citizens Financial Group, Inc.	(73)	(2,373)
Fifth Third Bancorp	(116)	(2,926)
KeyCorp.	(234)	(3,686)
Regions Financial Corp.	(242)	(3,424)
Zions Bancorp NA	(1)	(45)

		(13,947)

Capital Goods — (1.8)%
Deere & Co.	(10)	(1,598)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.	(68)	$(4,373)
Fluor Corp.	(12)	(442)
General Electric Co.	(1,310)	(13,087)
Harris Corp.	(26)	(4,152)
Jacobs Engineering Group, Inc.	(31)	(2,331)
PACCAR, Inc.	(16)	(1,090)
Rockwell Automation, Inc.	(26)	(4,562)
United Rentals, Inc.*	(19)	(2,171)
United Technologies Corp.	(84)	(10,827)
Xylem, Inc.	(7)	(553)

		(45,186)

Commercial & Professional Services — (0.6)%
Copart, Inc.*	(59)	(3,575)
Equifax, Inc.	(29)	(3,437)
IHS Markit Ltd. (Bermuda)*	(93)	(5,057)
Rollins, Inc.	(78)	(3,246)

		(15,315)

Consumer Durables & Apparel — (0.9)%
DR Horton, Inc.	(89)	(3,683)
Mohawk Industries, Inc.*	(16)	(2,018)
NIKE, Inc., Class B	(147)	(12,379)
PulteGroup, Inc.	(67)	(1,873)
PVH Corp.	(17)	(2,073)

		(22,026)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(150)	(7,608)
Chipotle Mexican Grill, Inc.*	(7)	(4,972)
Hilton Worldwide Holdings, Inc.	(64)	(5,319)
Marriott International, Inc., Class A	(56)	(7,005)
MGM Resorts International	(125)	(3,208)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(5,616)
Wynn Resorts Ltd.	(25)	(2,983)

		(36,711)

Diversified Financials — (1.0)%
Ameriprise Financial, Inc.	(30)	(3,843)
Bank of New York Mellon Corp. (The)	(80)	(4,034)
Capital One Financial Corp.	(104)	(8,496)
Cboe Global Markets, Inc.	(26)	(2,481)
Morgan Stanley	(31)	(1,308)
Northern Trust Corp.	(19)	(1,718)
Raymond James Financial, Inc.	(25)	(2,010)

		(23,890)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (3.9)%
Anadarko Petroleum Corp.	(113)	$(5,139)
Apache Corp.	(87)	(3,015)
Cabot Oil & Gas Corp.	(102)	(2,662)
Cimarex Energy Co.	(22)	(1,538)
Concho Resources, Inc.	(47)	(5,215)
Diamondback Energy, Inc.	(36)	(3,655)
EOG Resources, Inc.	(131)	(12,469)
Halliburton Co.	(181)	(5,303)
Helmerich & Payne, Inc.	(25)	(1,389)
Marathon Petroleum Corp.	(152)	(9,097)
National Oilwell Varco, Inc.	(86)	(2,291)
Noble Energy, Inc.	(114)	(2,819)
ONEOK, Inc.	(96)	(6,705)
Pioneer Natural Resources Co.	(37)	(5,634)
Schlumberger Ltd. (Curacao)	(307)	(13,376)
TechnipFMC PLC (United Kingdom)	(100)	(2,352)
Valero Energy Corp.	(94)	(7,974)
Williams Cos., Inc. (The)	(268)	(7,697)

		(98,330)

Food & Staples Retailing — (0.2)%
Kroger Co. (The)	(184)	(4,526)

Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(113)	(5,964)
Conagra Brands, Inc.	(111)	(3,079)
JM Smucker Co. (The)	(4)	(466)
Kellogg Co.	(70)	(4,017)
Lamb Weston Holdings, Inc.	(33)	(2,473)
Molson Coors Brewing Co., Class B	(48)	(2,863)
Monster Beverage Corp.*	(121)	(6,604)

		(25,466)

Health Care Equipment & Services — (4.7)%
ABIOMED, Inc.*	(10)	(2,856)
Align Technology, Inc.*	(18)	(5,118)
Baxter International, Inc.	(63)	(5,123)
Becton Dickinson and Co.	(48)	(11,987)
Boston Scientific Corp.*	(327)	(12,550)
Centene Corp.*	(77)	(4,089)
Cerner Corp.*	(81)	(4,634)
Cigna Corp.	(84)	(13,509)
Cooper Cos., Inc. (The)	(11)	(3,258)
DaVita, Inc.*	(37)	(2,009)
DENTSPLY SIRONA, Inc.	(51)	(2,529)
Edwards Lifesciences Corp.*	(49)	(9,375)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.*	(63)	$(3,049)
IDEXX Laboratories, Inc.*	(21)	(4,696)
Intuitive Surgical, Inc.*	(18)	(10,270)
McKesson Corp.	(32)	(3,746)
ResMed, Inc.	(32)	(3,327)
Teleflex, Inc.	(10)	(3,022)
Universal Health Services, Inc., Class B	(22)	(2,943)
Varian Medical Systems, Inc.*	(22)	(3,118)
Zimmer Biomet Holdings, Inc.	(45)	(5,747)

		(116,955)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(177)	(2,036)
Estee Lauder Cos., Inc. (The), Class A	(40)	(6,622)

		(8,658)

Insurance — (0.8)%
American International Group, Inc.	(62)	(2,670)
Brighthouse Financial, Inc.*	(26)	(944)
Chubb Ltd. (Switzerland)	(10)	(1,401)
Everest Re Group Ltd. (Bermuda)	(10)	(2,160)
Lincoln National Corp.	(12)	(704)
MetLife, Inc.	(222)	(9,451)
Principal Financial Group, Inc.	(39)	(1,957)

		(19,287)

Materials — (2.1)%
Air Products & Chemicals, Inc.	(52)	(9,930)
Albemarle Corp.	(26)	(2,131)
Freeport-McMoRan, Inc.	(321)	(4,138)
International Flavors & Fragrances, Inc.	(24)	(3,091)
Linde PLC (Ireland)	(103)	(18,121)
LyondellBasell Industries NV, Class A (Netherlands)	(84)	(7,063)
Martin Marietta Materials, Inc.	(10)	(2,012)
Newmont Mining Corp.	(126)	(4,507)
Westrock Co.	(57)	(2,186)

		(53,179)

Media & Entertainment — (1.6)%
Activision Blizzard, Inc.	(172)	(7,831)
CBS Corp., Class B, non-voting shares	(89)	(4,230)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A*	(39)	$(13,529)
Electronic Arts, Inc.*	(29)	(2,947)
Netflix, Inc.*	(4)	(1,426)
Take-Two Interactive Software, Inc.*	(26)	(2,454)
TripAdvisor, Inc.*	(33)	(1,698)
Twitter, Inc.*	(164)	(5,392)

		(39,507)

Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
Agilent Technologies, Inc.	(75)	(6,028)
Alexion Pharmaceuticals, Inc.*	(27)	(3,650)
Allergan PLC (Ireland)	(80)	(11,713)
Illumina, Inc.*	(30)	(9,321)
Incyte Corp.*	(51)	(4,387)
IQVIA Holdings, Inc.*	(47)	(6,761)
Mettler-Toledo International, Inc.*	(6)	(4,338)
Mylan NV (Netherlands)*	(1)	(28)
Nektar Therapeutics*	(39)	(1,310)
PerkinElmer, Inc.	(27)	(2,602)
Perrigo Co. PLC (Ireland)	(33)	(1,589)
Vertex Pharmaceuticals, Inc.*	(61)	(11,221)
Zoetis, Inc.	(106)	(10,671)

		(73,619)

Real Estate — (3.4)%
Alexandria Real Estate Equities, Inc., REIT	(25)	(3,564)
American Tower Corp., REIT	(103)	(20,297)
Crown Castle International Corp., REIT	(97)	(12,416)
Digital Realty Trust, Inc., REIT	(46)	(5,474)
Equinix, Inc., REIT	(18)	(8,157)
Essex Property Trust, Inc., REIT	(16)	(4,628)
Extra Space Storage, Inc., REIT	(27)	(2,752)
Host Hotels & Resorts, Inc., REIT	(159)	(3,005)
Iron Mountain, Inc., REIT	(68)	(2,411)
Kimco Realty Corp., REIT	(100)	(1,850)
Macerich Co. (The), REIT	(32)	(1,387)
Public Storage, REIT	(39)	(8,493)
Regency Centers Corp., REIT	(40)	(2,700)
SBA Communications Corp., REIT*	(27)	(5,391)
Vornado Realty Trust, REIT	(43)	(2,900)

		(85,425)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (1.9)%
CarMax, Inc.*	(41)	$(2,862)
Dollar Tree, Inc.*	(56)	(5,882)
Expedia Group, Inc.	(37)	(4,403)
Gap, Inc. (The)	(46)	(1,204)
LKQ Corp.*	(69)	(1,958)
Lowe’s Cos., Inc.	(175)	(19,157)
Macy’s, Inc.	(71)	(1,706)
Ross Stores, Inc.	(82)	(7,634)
Ulta Beauty, Inc.*	(11)	(3,836)

		(48,642)

Semiconductors & Semiconductor Equipment — (3.1)%
Advanced Micro Devices, Inc.*	(261)	(6,661)
Analog Devices, Inc.	(81)	(8,527)
Broadcom, Inc.	(70)	(21,050)
Maxim Integrated Products, Inc.	(62)	(3,297)
NVIDIA Corp.	(117)	(21,009)
Qorvo, Inc.*	(27)	(1,937)
QUALCOMM, Inc.	(271)	(15,455)

		(77,936)

Software & Services — (2.8)%
Adobe, Inc.*	(5)	(1,332)
Akamai Technologies, Inc.*	(38)	(2,725)
Alliance Data Systems Corp.	(11)	(1,925)
ANSYS, Inc.*	(20)	(3,654)
Autodesk, Inc.*	(25)	(3,896)
Broadridge Financial Solutions, Inc.	(25)	(2,592)
Citrix Systems, Inc.	(30)	(2,990)
Fiserv, Inc.*	(95)	(8,387)
FleetCor Technologies, Inc.*	(11)	(2,712)
Fortinet, Inc.*	(37)	(3,107)
Gartner, Inc.*	(20)	(3,034)
Global Payments, Inc.	(37)	(5,051)
Intuit, Inc.	(33)	(8,627)
Jack Henry & Associates, Inc.	(1)	(139)
Red Hat, Inc.*	(42)	(7,673)
Symantec Corp.	(148)	(3,403)
Synopsys, Inc.*	(36)	(4,145)
Total System Services, Inc.	(44)	(4,180)

		(69,572)

Technology Hardware & Equipment — (0.1)%
IPG Photonics Corp.*	(12)	(1,821)

Transportation — (1.2)%
Alaska Air Group, Inc.	(27)	(1,515)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.	(26)	$(2,634)
Kansas City Southern	(25)	(2,900)
United Continental Holdings, Inc.*	(61)	(4,867)
United Parcel Service, Inc., Class B	(169)	(18,884)

		(30,800)

Utilities — (2.5)%
Alliant Energy Corp.	(56)	(2,639)
Ameren Corp.	(31)	(2,280)
American Electric Power Co., Inc.	(111)	(9,296)
American Water Works Co., Inc.	(11)	(1,147)
Atmos Energy Corp.	(25)	(2,573)
CMS Energy Corp.	(66)	(3,666)
Consolidated Edison, Inc.	(74)	(6,276)
Edison International	(71)	(4,396)
Entergy Corp.	(43)	(4,112)
NiSource, Inc.	(85)	(2,436)
Pinnacle West Capital Corp.	(24)	(2,294)
Sempra Energy	(59)	(7,426)
Southern Co. (The)	(139)	(7,184)
Xcel Energy, Inc.	(121)	(6,801)

		(62,526)

TOTAL COMMON STOCKS (Proceeds $1,001,040)		(986,943)

TOTAL SECURITIES SOLD SHORT - (39.5)%		(986,943)

(Proceeds $1,001,040)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%		977,139

NET ASSETS - 100.0%		$2,501,552

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number
	of Shares	Value

LONG POSITIONS — 174.3%
COMMON STOCKS — 174.3%
Automobiles & Components — 3.0%
Aptiv PLC (Jersey)	81	$6,439
BorgWarner, Inc.†	245	9,410
Cooper Tire & Rubber Co.(a)	16	478
Dana, Inc.†	435	7,717
Delphi Technologies PLC (Jersey)	200	3,852
Fiat Chrysler Automobiles NV (Netherlands)†(a)*	341	5,064
Garrett Motion, Inc.*	88	1,296
General Motors Co.†	668	24,783
Lear Corp.†	60	8,143
Magna International, Inc. (Canada)	38	1,850
Tenneco, Inc., Class A(a)	78	1,728
Thor Industries, Inc.	16	998

		71,758

Capital Goods — 26.7%
3M Co.†	60	12,467
A.O. Smith Corp.†	126	6,718
Acuity Brands, Inc.	7	840
AECOM†*	42	1,246
AGCO Corp.	52	3,617
Allegion PLC (Ireland)	40	3,628
Allison Transmission Holdings, Inc.†	187	8,400
Altra Industrial Motion Corp.†	131	4,068
AMETEK, Inc.†	26	2,157
Applied Industrial Technologies, Inc.	29	1,725
Arconic, Inc.†	511	9,765
Armstrong World Industries, Inc.†	47	3,733
AZZ, Inc.	34	1,392
BMC Stock Holdings, Inc.*	82	1,449
BWX Technologies, Inc.	49	2,429
Carlisle Cos., Inc.	24	2,943
Colfax Corp.†(a)*	251	7,450
Comfort Systems USA, Inc.	34	1,781
Continental Building Products, Inc.†*	133	3,297
Crane Co.	17	1,439
Cummins, Inc.†	144	22,733
Dover Corp.†	140	13,132
Eaton Corp. PLC (Ireland)†	392	31,580
EMCOR Group, Inc.	72	5,262
Emerson Electric Co.†	77	5,272
Federal Signal Corp.	31	806
Flowserve Corp.(a)	54	2,438
Fluor Corp.†	40	1,472

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.†	228	$19,127
Fortune Brands Home & Security, Inc.†	151	7,189
Gardner Denver Holdings, Inc.†*	190	5,284
Generac Holdings, Inc.†*	48	2,459
General Dynamics Corp.†	280	47,398
General Electric Co.†	344	3,437
GMS, Inc.*	40	605
Gorman-Rupp Co. (The)†	15	509
GrafTech International Ltd.(a)	358	4,579
Great Lakes Dredge & Dock Corp.*	1	9
HD Supply Holdings, Inc.*	45	1,951
Hexcel Corp.†	72	4,980
Hillenbrand, Inc.†	89	3,696
Honeywell International, Inc.†	249	39,571
Hubbell, Inc.†(a)	77	9,084
Huntington Ingalls Industries, Inc.†	57	11,810
Illinois Tool Works, Inc.†(a)	130	18,659
Ingersoll-Rand PLC (Ireland)†	205	22,130
ITT, Inc.	46	2,668
Jacobs Engineering Group, Inc.†	3	226
Johnson Controls International PLC (Ireland)†	615	22,718
Kaman Corp.	39	2,279
KBR, Inc.	31	592
L3 Technologies, Inc.†	72	14,859
Lincoln Electric Holdings, Inc.†	21	1,761
Lockheed Martin Corp.†	80	24,013
Manitowoc Co., Inc. (The)(a)*	28	459
Masco Corp.†	447	17,572
Meritor, Inc.†*	206	4,192
Milacron Holdings Corp.*	92	1,041
National Presto Industries, Inc.(a)	13	1,411
Northrop Grumman Corp.†	136	36,666
nVent Electric PLC (Ireland)	51	1,376
Oshkosh Corp.†	15	1,127
Parker-Hannifin Corp.†	28	4,805
Pentair PLC (Ireland)†	153	6,810
Quanta Services, Inc.	9	340
Raytheon Co.†	237	43,153
Regal Beloit Corp.	16	1,310
Rexnord Corp.*	40	1,006
Rockwell Automation, Inc.†	3	526
Snap-on, Inc.†	60	9,391

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc.,
Class A†	73	$6,682
SPX FLOW, Inc.*	16	510
Standex International Corp.†	25	1,835
Stanley Black & Decker, Inc.†	108	14,706
Teledyne Technologies, Inc.*	14	3,318
Textron, Inc.†	178	9,017
TransDigm Group, Inc.†*	13	5,902
Univar, Inc.*	201	4,454
Valmont Industries, Inc.	7	911
Wabash National Corp.	11	149
Wabtec Corp.	90	6,635
Watts Water Technologies, Inc., Class A	1	81
WESCO International, Inc.†*	80	4,241
WW Grainger, Inc.†	32	9,630

		634,088

Commercial & Professional Services — 4.8%
ABM Industries, Inc.(a)	66	2,399
ACCO Brands Corp.	23	197
Brink’s Co. (The)(a)	25	1,885
Clean Harbors, Inc.*	89	6,366
Deluxe Corp.†(a)	139	6,077
Equifax, Inc.	13	1,540
FTI Consulting, Inc.†*	107	8,220
Healthcare Services Group, Inc.(a)	8	264
ICF International, Inc.	10	761
KAR Auction Services, Inc.†	34	1,745
ManpowerGroup, Inc.	62	5,127
Navigant Consulting, Inc.	58	1,129
Nielsen Holdings PLC (United Kingdom)†	289	6,841
Quad/Graphics, Inc.	30	357
Republic Services, Inc.†	237	19,050
Ritchie Bros Auctioneers, Inc. (Canada)	20	680
Robert Half International, Inc.†	113	7,363
Steelcase, Inc., Class A	12	175
Tetra Tech, Inc.†	61	3,635
Thomson Reuters Corp. (Canada)	67	3,966
UniFirst Corp.†	15	2,301
Verisk Analytics, Inc.†	60	7,980
Waste Management, Inc.†	253	26,289

		114,347

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 7.3%
Acushnet Holdings Corp.(a)	19	$440
Callaway Golf Co.†(a)	198	3,154
Capri Holdings Ltd. (British Virgin Islands)†*	233	10,660
Carter’s, Inc.(a)	41	4,132
Cavco Industries, Inc.†*	13	1,528
Crocs, Inc.†*	71	1,828
Deckers Outdoor Corp.†*	61	8,966
Ethan Allen Interiors, Inc.(a)	3	57
Fossil Group, Inc.*	6	82
Garmin Ltd. (Switzerland)†	277	23,919
Hanesbrands, Inc.	465	8,314
Hasbro, Inc.(a)	81	6,887
Helen of Troy Ltd. (Bermuda)(a)*	26	3,015
Leggett & Platt, Inc.(a)	155	6,544
Mattel, Inc.(a)*	417	5,421
Newell Brands, Inc.†(a)	346	5,308
NVR, Inc.†*	6	16,602
PVH Corp.†	51	6,219
Ralph Lauren Corp.†	46	5,965
Skechers U.S.A., Inc., Class A†*	154	5,176
Sonos, Inc.*	24	247
Sturm Ruger & Co., Inc.(a)	38	2,015
Tapestry, Inc.†	316	10,267
Tupperware Brands Corp.	68	1,739
Under Armour, Inc., Class C(a)*	121	2,283
VF Corp.†	247	21,467
Vista Outdoor, Inc.†*	118	945
Whirlpool Corp.†	72	9,568
Wolverine World Wide, Inc.	2	71

		172,819

Consumer Services — 7.8%
Aramark†	184	5,437
BJ’s Restaurants, Inc.†(a)	88	4,161
Brinker International, Inc.†	35	1,553
Carnival Corp. (Panama)†	116	5,884
Cheesecake Factory, Inc. (The)(a)	42	2,055
Choice Hotels International, Inc.†(a)	60	4,664
Cracker Barrel Old Country Store, Inc.	50	8,080
Darden Restaurants, Inc.†	87	10,568
Denny’s Corp.†*	61	1,119
Dine Brands Global, Inc.†	20	1,826
frontdoor, Inc.*	112	3,855

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Graham Holdings Co., Class B†	6	$4,099
Grand Canyon Education, Inc.†*	10	1,145
Hilton Worldwide Holdings, Inc.†	16	1,330
Houghton Mifflin Harcourt Co.*	2	15
International Game Technology PLC (United Kingdom)(a)	190	2,468
Jack in the Box, Inc.†(a)	74	5,998
Las Vegas Sands Corp.†	58	3,536
McDonald’s Corp.†	234	44,437
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	202	11,102
PlayAGS, Inc.*	3	72
SeaWorld Entertainment, Inc.†*	282	7,264
Six Flags Entertainment Corp.	41	2,023
Starbucks Corp.†	83	6,170
Stars Group, Inc. (The) (Canada)*	92	1,611
Weight Watchers International, Inc.†(a)*	344	6,932
Wendy’s Co. (The)(a)	21	376
Wyndham Hotels & Resorts, Inc.	125	6,249
Yum! Brands, Inc.†	312	31,141

		185,170

Energy — 4.8%
Cameco Corp. (Canada)†	12	141
Cenovus Energy, Inc. (Canada)	129	1,120
Chevron Corp.	45	5,543
CONSOL Energy, Inc.*	49	1,677
CVR Energy, Inc.†	85	3,502
Delek US Holdings, Inc.†(a)	62	2,258
Enbridge, Inc. (Canada)†	80	2,901
Equitrans Midstream Corp.	32	697
FTS International, Inc.(a)*	190	1,900
Halliburton Co.†	167	4,893
Helix Energy Solutions Group, Inc.*	223	1,764
Helmerich & Payne, Inc.	30	1,667
HollyFrontier Corp.†	122	6,011
Imperial Oil Ltd. (Canada)	64	1,752
Kinder Morgan, Inc.†	641	12,826
KLX Energy Services Holdings, Inc.*	12	302
Nabors Industries Ltd. (Bermuda)(a)	2,872	9,880
National Oilwell Varco, Inc.†	203	5,408
Oceaneering International, Inc.(a)*	29	457
Patterson-UTI Energy, Inc.(a)	183	2,566
Pembina Pipeline Corp. (Canada)	87	3,198

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†	133	$12,658
Precision Drilling Corp. (Canada)*	56	134
ProPetro Holding Corp.†*	165	3,719
Renewable Energy Group, Inc.†*	266	5,841
RPC, Inc.†	257	2,932
Schlumberger Ltd. (Curacao)†	273	11,895
TechnipFMC PLC (United Kingdom)†	11	259
Tidewater, Inc.*	17	394
Williams Cos., Inc. (The)†	213	6,117
World Fuel Services Corp.	13	376

		114,788

Food & Staples Retailing — 4.3%
BJ’s Wholesale Club Holdings, Inc.(a)*	21	575
Casey’s General Stores, Inc.†	6	773
Kroger Co. (The)†	186	4,576
Sysco Corp.†	525	35,049
Walgreens Boots Alliance, Inc.†	449	28,408
Walmart, Inc.†	324	31,600

		100,981

Food, Beverage & Tobacco — 18.8%
Altria Group, Inc.†	721	41,407
Archer-Daniels-Midland Co.†	431	18,589
B&G Foods, Inc.(a)	94	2,295
Bunge Ltd. (Bermuda)	87	4,617
Campbell Soup Co.†	439	16,739
Coca-Cola Co. (The)†	679	31,818
Constellation Brands, Inc., Class A†	154	27,001
General Mills, Inc.†(a)	567	29,342
Hershey Co. (The)†	199	22,851
Hormel Foods Corp.†(a)	407	18,217
JM Smucker Co. (The)†	82	9,553
John B. Sanfilippo & Son, Inc.	7	503
Kellogg Co.†	249	14,288
Kraft Heinz Co. (The)†	805	26,283
Lamb Weston Holdings, Inc.†	104	7,794
McCormick & Co., Inc., non-voting shares†(a)	113	17,021
Molson Coors Brewing Co., Class B†	139	8,291
Mondelez International, Inc., Class A†	504	25,160
Monster Beverage Corp.*	148	8,078
PepsiCo, Inc.†	333	40,809
Philip Morris International, Inc.†	356	31,467

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Pilgrim’s Pride Corp.†*	263	$5,862
Post Holdings, Inc.†*	24	2,626
TreeHouse Foods, Inc.(a)*	107	6,907
Tyson Foods, Inc., Class A†	309	21,454
Universal Corp.†	60	3,458
Vector Group Ltd.(a)	515	5,557

		447,987

Health Care Equipment & Services — 12.0%
Abbott Laboratories†	89	7,115
Allscripts Healthcare Solutions, Inc.(a)*	314	2,996
Amedisys, Inc.*	2	247
AmerisourceBergen Corp.	14	1,113
Avanos Medical, Inc.†(a)*	80	3,414
Baxter International, Inc.†	84	6,830
Becton Dickinson and Co.†	2	499
Brookdale Senior Living, Inc.†*	192	1,263
Cardinal Health, Inc.†	340	16,371
Cerner Corp.†*	138	7,895
CONMED Corp.(a)	15	1,248
Cooper Cos., Inc. (The)†	10	2,962
CVS Health Corp.†	474	25,563
Danaher Corp.†	52	6,865
DENTSPLY SIRONA, Inc.†	238	11,802
Encompass Health Corp.†	24	1,402
Globus Medical, Inc., Class A†*	118	5,830
HCA Healthcare, Inc.†	210	27,380
Henry Schein, Inc.†(a)*	123	7,394
Hill-Rom Holdings, Inc.†	69	7,304
HMS Holdings Corp.†*	220	6,514
ICU Medical, Inc.†*	6	1,436
Inovalon Holdings, Inc., Class A(a)*	46	572
Integer Holdings Corp.†*	85	6,411
Integra LifeSciences Holdings Corp.†*	148	8,247
Laboratory Corp. of America Holdings†*	86	13,156
LivaNova PLC (United Kingdom)†*	81	7,877
Masimo Corp.†*	30	4,148
McKesson Corp.†	66	7,726
MEDNAX, Inc.†*	252	6,847
Medtronic PLC (Ireland)†	228	20,766
Meridian Bioscience, Inc.	6	106
Natus Medical, Inc.*	14	355

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
NextGen Healthcare, Inc.†(a)*	149	$2,508
NuVasive, Inc.*	66	3,748
Omnicell, Inc.*	26	2,102
Patterson Cos., Inc.†	23	503
Quest Diagnostics, Inc.†(a)	114	10,251
ResMed, Inc.†	10	1,040
Select Medical Holdings Corp.*	157	2,212
STERIS PLC (Ireland)†	62	7,938
Stryker Corp.	13	2,568
Tivity Health, Inc.†(a)*	311	5,461
Universal Health Services, Inc., Class B†	44	5,886
Varian Medical Systems, Inc.†*	3	425
West Pharmaceutical Services, Inc.†	18	1,984
Zimmer Biomet Holdings, Inc.†	63	8,045

		284,325

Household & Personal Products — 5.0%
Avon Products, Inc.*	246	723
Church & Dwight Co., Inc.†	216	15,386
Clorox Co. (The)†(a)	117	18,774
Colgate-Palmolive Co.†	402	27,553
Edgewell Personal Care Co.†(a)*	134	5,881
elf Beauty, Inc.*	3	32
Energizer Holdings, Inc.	3	135
Kimberly-Clark Corp.†	143	17,718
Procter & Gamble Co. (The)†	323	33,608

		119,810

Materials — 5.1%
A. Schulman, Inc. CVR(b)	1	1
Air Products & Chemicals, Inc.	15	2,864
Ashland Global Holdings, Inc.†	29	2,266
Axalta Coating Systems Ltd. (Bermuda)†*	305	7,689
Balchem Corp.	4	371
Bemis Co., Inc.†(a)	71	3,939
Berry Global Group, Inc.†*	9	485
Celanese Corp.†	15	1,479
CF Industries Holdings, Inc.	95	3,884
Chase Corp.	13	1,203
Chemours Co. (The)†	124	4,608
Crown Holdings, Inc.*	45	2,456
Domtar Corp.†	76	3,773
Eagle Materials, Inc.†	44	3,709
Eastman Chemical Co.	76	5,767

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.†	25	$1,920
Graphic Packaging Holding Co.	480	6,062
Greif, Inc., Class A	16	660
H.B. Fuller Co.	121	5,885
Innospec, Inc.	1	83
International Paper Co.†	100	4,627
Koppers Holdings, Inc.*	1	26
Kraton Corp.*	53	1,706
Kronos Worldwide, Inc.(a)	16	224
Livent Corp.*	6	74
Methanex Corp. (Canada)†	59	3,355
Minerals Technologies, Inc.	1	59
Neenah Paper, Inc.†(a)	28	1,802
NewMarket Corp.†	11	4,769
Norbord, Inc. (Canada)	38	1,047
Nutrien Ltd. (Canada)†	179	9,444
Olin Corp.	216	4,998
PolyOne Corp.†	149	4,367
Rayonier Advanced Materials, Inc.(a)	351	4,760
RPM International, Inc.†	64	3,715
Scotts Miracle-Gro Co. (The)†(a)	53	4,165
Silgan Holdings, Inc.	98	2,904
Sonoco Products Co.†	32	1,969
Summit Materials, Inc., Class A*	54	857
Verso Corp., Class A†*	209	4,477
Westlake Chemical Corp.†	29	1,968

		120,417

Media & Entertainment — 11.0%
Activision Blizzard, Inc.†	209	9,516
Alphabet, Inc., Class A†*	35	41,191
ANGI Homeservices, Inc., Class A*	69	1,065
Cars.com, Inc.†(a)*	326	7,433
Cinemark Holdings, Inc.†	51	2,039
Comcast Corp., Class A†	325	12,994
Discovery, Inc., Class A†(a)*	471	12,726
DISH Network Corp., Class A†(a)*	284	9,000
Electronic Arts, Inc.†*	61	6,199
Facebook, Inc., Class A†*	156	26,004
Gannett Co., Inc.(a)	189	1,992
Gray Television, Inc.†(a)*	329	7,027
IAC/InterActiveCorp.†*	29	6,093
Interpublic Group of Cos., Inc. (The)†	401	8,425
Marcus Corp. (The)	18	721
MSG Networks, Inc., Class A†*	161	3,502

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
New Media Investment Group, Inc.(a)	117	$1,228
News Corp., Class A†	681	8,472
Omnicom Group, Inc.†(a)	234	17,080
QuinStreet, Inc.(a)*	116	1,553
Sirius XM Holdings, Inc.	202	1,145
TEGNA, Inc.†	439	6,190
Tribune Media Co., Class A†	198	9,136
TripAdvisor, Inc.†*	15	772
Viacom, Inc., Class B†	456	12,800
Walt Disney Co. (The)†	424	47,077

		261,380

Pharmaceuticals, Biotechnology & Life Sciences — 10.3%
AbbVie, Inc.†	135	10,880
Agilent Technologies, Inc.†	11	884
Amgen, Inc.†	86	16,338
Biogen, Inc.†*	97	22,929
Bio-Rad Laboratories, Inc., Class A*	9	2,751
Bristol-Myers Squibb Co.†	420	20,038
Bruker Corp.	138	5,305
CareDx, Inc.(a)*	68	2,143
Celgene Corp.†*	375	35,378
Charles River Laboratories International, Inc.*	12	1,743
Eli Lilly & Co.†	158	20,502
Gilead Sciences, Inc.†	203	13,197
Johnson & Johnson†	125	17,474
Ligand Pharmaceuticals, Inc.†*	5	629
Medpace Holdings, Inc.†(a)*	92	5,425
Merck & Co., Inc.†	171	14,222
Mettler-Toledo International, Inc.*	2	1,446
Mylan NV (Netherlands)*	90	2,551
Neurocrine Biosciences, Inc.*	4	352
PerkinElmer, Inc.(a)	14	1,349
Pfizer, Inc.†	727	30,876
PRA Health Sciences, Inc.†*	38	4,191
QIAGEN NV (Netherlands)†*	39	1,587
Regeneron Pharmaceuticals, Inc.†*	9	3,696
Repligen Corp.(a)*	8	473
Thermo Fisher Scientific, Inc.†	24	6,569
Waters Corp.†*	9	2,265

		245,193

Retailing — 15.8%
1-800-Flowers.com, Inc., Class A*	2	36
Advance Auto Parts, Inc.†	72	12,278

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Amazon.com, Inc.†*	24	$42,738
Asbury Automotive Group, Inc.†(a)*	33	2,289
AutoZone, Inc.†*	19	19,458
Bed Bath & Beyond, Inc.†	561	9,531
Best Buy Co., Inc.	59	4,193
Booking Holdings, Inc.†*	10	17,449
Core-Mark Holding Co., Inc.	97	3,602
Dick’s Sporting Goods, Inc.(a)	9	331
Dillard’s, Inc., Class A(a)	20	1,440
Dollar General Corp.†	163	19,446
Dollar Tree, Inc.*	36	3,781
eBay, Inc.†	785	29,155
Etsy, Inc.†*	52	3,495
Foot Locker, Inc.(a)	53	3,212
Gap, Inc. (The)(a)	236	6,178
Genuine Parts Co.†	189	21,174
Group 1 Automotive, Inc.	5	324
Groupon, Inc.*	88	312
Home Depot, Inc. (The)†	104	19,957
Hudson Ltd., Class A (Bermuda)*	39	536
J.C. Penney Co., Inc.*	192	286
L Brands, Inc.	89	2,455
Lithia Motors, Inc., Class A†	37	3,432
LKQ Corp.*	371	10,529
Lowe’s Cos., Inc.†	163	17,844
Macy’s, Inc.(a)	239	5,743
Michaels Cos., Inc. (The)*	84	959
Murphy USA, Inc.*	54	4,623
Office Depot, Inc.	838	3,042
O’Reilly Automotive, Inc.†*	25	9,708
Qurate Retail, Inc.†*	568	9,077
Ross Stores, Inc.†	46	4,283
Shutterfly, Inc.*	200	8,128
Sonic Automotive, Inc., Class A(a)	1	15
Stamps.com, Inc.(a)*	53	4,315
Tailored Brands, Inc.(a)	292	2,289
Target Corp.	155	12,440
Tiffany & Co.	24	2,533
TJX Cos., Inc. (The)†	626	33,309
Tractor Supply Co.†	88	8,603
Ulta Beauty, Inc.†*	5	1,744
Urban Outfitters, Inc.†*	242	7,173
Williams-Sonoma, Inc.	42	2,363

		375,808

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology, Inc.*	55	$470
Analog Devices, Inc.†	8	842
Applied Materials, Inc.	91	3,609
Axcelis Technologies, Inc.*	8	161
Cirrus Logic, Inc.*	7	294
Diodes, Inc.†*	122	4,233
Integrated Device Technology, Inc.*	98	4,801
Intel Corp.†	32	1,718
KLA-Tencor Corp.	15	1,791
Lam Research Corp.(a)	6	1,074
Lattice Semiconductor Corp.*	18	215
Microchip Technology, Inc.†	117	9,706
Micron Technology, Inc.†*	207	8,555
MKS Instruments, Inc.	36	3,350
Nanometrics, Inc.*	80	2,470
ON Semiconductor Corp.†*	481	9,894
Qorvo, Inc.*	28	2,008
QUALCOMM, Inc.†	55	3,137
Semtech Corp.*	10	509
Skyworks Solutions, Inc.†	192	15,836
Teradyne, Inc.	99	3,944
Texas Instruments, Inc.†	17	1,803
Versum Materials, Inc.	86	4,327

		84,747

Software & Services — 14.6%
Accenture PLC, Class A (Ireland)†	55	9,681
ACI Worldwide, Inc.*	78	2,564
Adobe, Inc.†*	2	533
Akamai Technologies, Inc.†*	9	645
Alarm.com Holdings, Inc.(a)*	64	4,154
Alteryx, Inc., Class A(a)*	5	419
Amdocs, Ltd. (Guernsey)	78	4,221
ANSYS, Inc.*	38	6,943
Appfolio, Inc., Class A(a)*	7	556
Aspen Technology, Inc.†*	57	5,943
Automatic Data Processing, Inc.†	39	6,230
Avaya Holdings Corp.†(a)*	398	6,698
Blackbaud, Inc.(a)	18	1,435
Booz Allen Hamilton Holding Corp.†	47	2,733
Cadence Design Systems, Inc.*	49	3,112
Cardtronics PLC, Class A (United Kingdom)(a)*	38	1,352
CDK Global, Inc.†	204	11,999
CGI, Inc. (Canada)*	39	2,682

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cision Ltd. (Cayman Islands)(a)*	160	$2,203
Citrix Systems, Inc.†	175	17,440
CommVault Systems, Inc.†*	61	3,949
Conduent, Inc.†*	390	5,394
DXC Technology Co.†	237	15,241
Endurance International Group Holdings, Inc.*	48	348
Euronet Worldwide, Inc.(a)*	17	2,424
Fair Isaac Corp.†*	20	5,433
Fidelity National Information Services, Inc.	31	3,506
Fiserv, Inc.(a)*	8	706
Fortinet, Inc.†*	148	12,428
Globant SA (Luxembourg)*	39	2,785
GoDaddy, Inc., Class A*	5	376
GTT Communications, Inc.(a)*	21	729
International Business Machines Corp.†	234	33,017
j2 Global, Inc.†	65	5,629
Jack Henry & Associates, Inc.†	36	4,995
Leidos Holdings, Inc.†	19	1,218
LiveRamp Holdings, Inc.(a)*	38	2,074
Manhattan Associates, Inc.†(a)*	31	1,708
MAXIMUS, Inc.†	40	2,839
Microsoft Corp.†	75	8,846
Monotype Imaging Holdings, Inc.	6	119
NIC, Inc.†	220	3,760
Nuance Communications, Inc.†*	531	8,990
Open Text Corp. (Canada)†	207	7,955
Oracle Corp.†	203	10,903
Palo Alto Networks, Inc.†*	23	5,586
Paychex, Inc.†	285	22,857
Paycom Software, Inc.(a)*	20	3,783
PayPal Holdings, Inc.†*	86	8,930
Progress Software Corp.†	113	5,014
Qualys, Inc.(a)*	36	2,979
Red Hat, Inc.†*	21	3,837
salesforce.com, Inc.*	11	1,742
SPS Commerce, Inc.†*	58	6,151
SS&C Technologies Holdings, Inc.†	176	11,209
Synopsys, Inc.*	9	1,036
Travelport Worldwide Ltd. (Bermuda)†	60	944
Tyler Technologies, Inc.†*	26	5,314

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Verint Systems, Inc.*	39	$2,335
VeriSign, Inc.†*	43	7,807
VMware, Inc., Class A†(a)	60	10,831
Western Union Co. (The)†	584	10,786

		348,056

Technology Hardware & Equipment — 10.6%
Amphenol Corp., Class A†	105	9,916
Apple, Inc.†	150	28,491
ARRIS International PLC (United Kingdom)†*	300	9,483
Arrow Electronics, Inc.*	70	5,394
Avnet, Inc.	9	390
AVX Corp.	46	798
Badger Meter, Inc.	36	2,003
Belden, Inc.(a)	65	3,490
Casa Systems, Inc.*	31	257
Ciena Corp.†*	112	4,182
Cisco Systems, Inc.†	90	4,859
Coherent, Inc.(a)*	26	3,685
CommScope Holding Co., Inc.†*	393	8,540
Corning, Inc.†	16	530
Diebold Nixdorf, Inc.*	49	542
EchoStar Corp., Class A†*	133	4,848
F5 Networks, Inc.†*	85	13,339
FLIR Systems, Inc.†	192	9,135
Hewlett Packard Enterprise Co.†	461	7,113
HP, Inc.†	806	15,661
Insight Enterprises, Inc.*	38	2,092
Itron, Inc.*	57	2,659
Jabil, Inc.	52	1,383
Juniper Networks, Inc.†	493	13,050
Keysight Technologies, Inc.*	15	1,308
Mesa Laboratories, Inc.	9	2,074
Motorola Solutions, Inc.†	172	24,152
MTS Systems Corp.	13	708
NetApp, Inc.†	6	416
NETGEAR, Inc.(a)*	23	762
OSI Systems, Inc.(a)*	20	1,752
ScanSource, Inc.†*	32	1,146
Seagate Technology PLC (Ireland)†(a)	384	18,390
TE Connectivity Ltd. (Switzerland)†	234	18,896
Tech Data Corp.*	9	922
Ubiquiti Networks, Inc.	3	449
Vishay Intertechnology, Inc.†	319	5,892

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†(a)	56	$2,691
Xerox Corp.†	471	15,063
Zebra Technologies Corp., Class A†*	29	6,076

		252,537

Telecommunication Services — 4.4%
AT&T, Inc.	793	24,868
BCE, Inc. (Canada)†	63	2,797
CenturyLink, Inc.†(a)	1,062	12,733
Cogent Communications Holdings, Inc.	29	1,573
Intelsat SA (Luxembourg)*	2	31
Rogers Communications, Inc., Class B (Canada)†	178	9,580
United States Cellular Corp.†*	14	643
Verizon Communications, Inc.†	888	52,507

		104,732

Transportation — 4.4%
American Airlines Group, Inc.†	86	2,731
ArcBest Corp.(a)	52	1,601
CH Robinson Worldwide, Inc.†	102	8,873
CSX Corp.†	276	20,650
Delta Air Lines, Inc.†	245	12,654
Echo Global Logistics, Inc.*	43	1,066
Expeditors International of Washington, Inc.†	29	2,201
Genesee & Wyoming, Inc., Class A*	55	4,793
Golden Ocean Group Ltd. (Bermuda)	4	19
Heartland Express, Inc.(a)	109	2,102
Landstar System, Inc.†	64	7,001
Norfolk Southern Corp.	5	934
Schneider National, Inc., Class B†	154	3,242
Southwest Airlines Co.†	436	22,633
Union Pacific Corp.	32	5,350
United Continental Holdings, Inc.*	6	479
XPO Logistics, Inc.(a)*	163	8,760

		105,089

TOTAL COMMON STOCKS (Cost $3,761,108)		4,144,032

TOTAL LONG POSITIONS - 174.3%		4,144,032

(Cost $3,761,108)

	Number of Shares	Value

SHORT POSITIONS — (75.1)%
COMMON STOCKS — (75.1)%
Automobiles & Components — (1.8)%
Adient PLC (Ireland)	(552)	$(7,154)
Cooper-Standard Holding, Inc.*	(15)	(704)
Dorman Products, Inc.*	(66)	(5,814)
Ford Motor Co.	(1,049)	(9,210)
Fox Factory Holding Corp.*	(37)	(2,586)
Goodyear Tire & Rubber Co. (The)	(161)	(2,922)
LCI Industries	(105)	(8,066)
Standard Motor Products, Inc.	(24)	(1,178)
Tesla, Inc.*	(16)	(4,478)
Visteon Corp.*	(8)	(539)

		(42,651)

Capital Goods — (10.4)%
AAON, Inc.	(35)	(1,616)
AAR Corp.	(125)	(4,064)
Actuant Corp., Class A	(41)	(999)
Advanced Drainage Systems, Inc.	(28)	(722)
Aegion Corp.*	(18)	(316)
American Woodmark Corp.*	(24)	(1,983)
Apogee Enterprises, Inc.	(44)	(1,650)
Arcosa, Inc.	(28)	(855)
Argan, Inc.	(37)	(1,848)
Astec Industries, Inc.	(50)	(1,888)
Astronics Corp.*	(80)	(2,618)
Atkore International Group, Inc.*	(21)	(452)
Axon Enterprise, Inc.*	(54)	(2,938)
Beacon Roofing Supply, Inc.*	(45)	(1,447)
Bloom Energy Corp., Class A*	(47)	(607)
Briggs & Stratton Corp.	(115)	(1,360)
Builders FirstSource, Inc.*	(181)	(2,415)
CAE, Inc. (Canada)	(8)	(177)
Chart Industries, Inc.*	(71)	(6,427)
CIRCOR International, Inc.*	(68)	(2,217)
CSW Industrials, Inc.*	(5)	(286)
Cubic Corp.	(61)	(3,431)
Curtiss-Wright Corp.	(13)	(1,473)
DMC Global, Inc.	(14)	(695)
Dycom Industries, Inc.*	(173)	(7,948)
EnerSys	(88)	(5,734)
Enphase Energy, Inc.*	(308)	(2,843)
Evoqua Water Technologies Corp.*	(191)	(2,403)
Fastenal Co.	(155)	(9,968)
Franklin Electric Co., Inc.	(21)	(1,073)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gates Industrial Corp. PLC (United Kingdom)*	(80)	$(1,147)
Granite Construction, Inc.	(76)	(3,279)
Griffon Corp.	(4)	(74)
Harris Corp.	(24)	(3,833)
HEICO Corp.	(42)	(3,985)
Herc Holdings, Inc.*	(48)	(1,871)
JELD-WEN Holding, Inc.*	(116)	(2,049)
John Bean Technologies Corp.	(11)	(1,011)
Kennametal, Inc.	(225)	(8,269)
Kratos Defense & Security Solutions, Inc.*	(337)	(5,267)
Lindsay Corp.	(4)	(387)
MasTec, Inc.*	(45)	(2,164)
Mercury Systems, Inc.*	(110)	(7,049)
Middleby Corp. (The)*	(34)	(4,421)
MRC Global, Inc.*	(218)	(3,811)
Mueller Water Products, Inc., Class A	(235)	(2,359)
Navistar International Corp.*	(55)	(1,776)
Nordson Corp.	(69)	(9,144)
NOW, Inc.*	(238)	(3,322)
NV5 Global, Inc.*	(3)	(178)
Patrick Industries, Inc.*	(135)	(6,118)
PGT Innovations, Inc.*	(116)	(1,607)
Plug Power, Inc.*	(162)	(389)
Primoris Services Corp.	(25)	(517)
Proto Labs, Inc.*	(31)	(3,259)
Raven Industries, Inc.	(44)	(1,688)
RBC Bearings, Inc.*	(7)	(890)
REV Group, Inc.	(124)	(1,358)
Roper Technologies, Inc.	(21)	(7,181)
SiteOne Landscape Supply, Inc.*	(68)	(3,886)
SPX Corp.*	(84)	(2,922)
Sunrun, Inc.*	(537)	(7,550)
Terex Corp.	(107)	(3,438)
Textainer Group Holdings Ltd. (Bermuda)*	(41)	(396)
Thermon Group Holdings, Inc.*	(10)	(245)
Toro Co. (The)	(58)	(3,993)
TPI Composites, Inc.*	(18)	(515)
Trex Co., Inc.*	(6)	(369)
Triumph Group, Inc.	(398)	(7,586)
Tutor Perini Corp.*	(36)	(616)
United Rentals, Inc.*	(127)	(14,510)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Technologies Corp.	(29)	$(3,738)
Universal Forest Products, Inc.	(19)	(568)
USG Corp.	(231)	(10,002)
Vicor Corp.*	(154)	(4,777)
Vivint Solar, Inc.*	(127)	(631)
WABCO Holdings, Inc.*	(46)	(6,064)
Welbilt, Inc.*	(56)	(917)
Wesco Aircraft Holdings, Inc.*	(126)	(1,108)
WillScot Corp.*	(141)	(1,564)
Woodward, Inc.	(48)	(4,555)
Xylem, Inc.	(68)	(5,375)

		(246,181)

Commercial & Professional Services — (2.5)%
ADT, Inc.	(330)	(2,109)
Advanced Disposal Services, Inc.*	(70)	(1,960)
ASGN, Inc.*	(33)	(2,095)
Brady Corp., Class A	(18)	(835)
BrightView Holdings, Inc.*	(72)	(1,037)
Casella Waste Systems, Inc., Class A*	(46)	(1,636)
Cimpress NV (Netherlands)*	(29)	(2,324)
Copart, Inc.*	(229)	(13,875)
CoStar Group, Inc.*	(14)	(6,530)
Ennis, Inc.	(20)	(415)
Herman Miller, Inc.	(110)	(3,870)
IHS Markit Ltd. (Bermuda)*	(60)	(3,263)
Insperity, Inc.	(31)	(3,833)
Interface, Inc.	(81)	(1,241)
Korn Ferry	(35)	(1,567)
MSA Safety, Inc.	(40)	(4,136)
Multi-Color Corp.	(22)	(1,098)
Team, Inc.*	(152)	(2,660)
TriNet Group, Inc.*	(7)	(418)
Upwork, Inc.*	(19)	(364)
US Ecology, Inc.	(65)	(3,639)

		(58,905)

Consumer Durables & Apparel — (2.4)%
American Outdoor Brands Corp.*	(170)	(1,588)
Canada Goose Holdings, Inc. (Canada)*	(128)	(6,147)
G-III Apparel Group Ltd.*	(226)	(9,031)
GoPro, Inc., Class A*	(246)	(1,599)
Installed Building Products, Inc.*	(74)	(3,589)
iRobot Corp.*	(85)	(10,004)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Johnson Outdoors, Inc., Class A	(5)	$(357)
Lululemon Athletica, Inc.*	(33)	(5,408)
Malibu Boats, Inc., Class A*	(26)	(1,029)
NIKE, Inc., Class B	(50)	(4,210)
Oxford Industries, Inc.	(12)	(903)
Polaris Industries, Inc.	(55)	(4,644)
Roku, Inc.*	(51)	(3,290)
Skyline Champion Corp.	(83)	(1,577)
Tempur Sealy International, Inc.*	(17)	(980)
TopBuild Corp.*	(27)	(1,750)

		(56,106)

Consumer Services — (4.0)%
Belmond Ltd., Class A (Bermuda)*	(74)	(1,845)
Boyd Gaming Corp.	(48)	(1,313)
Chegg, Inc.*	(33)	(1,258)
Chipotle Mexican Grill, Inc.*	(13)	(9,234)
Churchill Downs, Inc.	(6)	(542)
Dave & Buster’s Entertainment, Inc.	(81)	(4,039)
Eldorado Resorts, Inc.*	(178)	(8,311)
Fiesta Restaurant Group, Inc.*	(6)	(79)
Hyatt Hotels Corp., Class A	(106)	(7,692)
International Speedway Corp., Class A	(57)	(2,487)
K12, Inc.*	(11)	(375)
MGM Resorts International	(74)	(1,899)
Monarch Casino & Resort, Inc.*	(2)	(88)
Papa John’s International, Inc.	(164)	(8,684)
Planet Fitness, Inc., Class A*	(43)	(2,955)
Red Rock Resorts, Inc., Class A	(246)	(6,359)
Regis Corp.*	(30)	(590)
Royal Caribbean Cruises Ltd. (Liberia)	(127)	(14,557)
Service Corp. International	(12)	(482)
ServiceMaster Global Holdings, Inc.*	(9)	(420)
Shake Shack, Inc., Class A*	(177)	(10,470)
Texas Roadhouse, Inc.	(14)	(871)
Vail Resorts, Inc.	(13)	(2,825)
Wingstop, Inc.	(92)	(6,995)
Wynn Resorts Ltd.	(14)	(1,670)

		(96,040)

Energy — (4.8)%
Archrock, Inc.	(246)	(2,406)
Cactus, Inc., Class A*	(32)	(1,139)
Cheniere Energy, Inc.*	(83)	(5,674)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Clean Energy Fuels Corp.*	(7)	$(22)
Covia Holdings Corp.*	(7)	(39)
DHT Holdings, Inc. (Marshall Islands)	(233)	(1,039)
Dril-Quip, Inc.*	(95)	(4,356)
Exterran Corp.*	(12)	(202)
Exxon Mobil Corp.	(103)	(8,322)
Forum Energy Technologies, Inc.*	(566)	(2,892)
Frank’s International NV (Netherlands)*	(52)	(323)
Green Plains, Inc.	(227)	(3,786)
Liberty Oilfield Services, Inc., Class A	(107)	(1,647)
Mammoth Energy Services, Inc.	(14)	(233)
Marathon Petroleum Corp.	(188)	(11,252)
McDermott International, Inc. (Panama)*	(960)	(7,142)
Newpark Resources, Inc.*	(37)	(339)
NexGen Energy Ltd. (Canada)*	(97)	(157)
Nine Energy Service, Inc.*	(14)	(317)
Noble Corp. PLC (United Kingdom)*	(829)	(2,379)
Occidental Petroleum Corp.	(26)	(1,721)
Oil States International, Inc.*	(68)	(1,153)
ONEOK, Inc.	(10)	(698)
Par Pacific Holdings, Inc.*	(34)	(606)
RowanCos. PLC, Class A (United Kingdom)*	(352)	(3,798)
Seadrill Ltd. (Bermuda)*	(21)	(175)
Select Energy Services, Inc., Class A*	(52)	(625)
Ship Finance International Ltd. (Bermuda)	(231)	(2,851)
Solaris Oilfield Infrastructure, Inc., Class A	(258)	(4,242)
Superior Energy Services, Inc.*	(839)	(3,918)
Targa Resources Corp.	(357)	(14,833)
Transocean Ltd. (Switzerland)*	(1,740)	(15,155)
Unit Corp.*	(208)	(2,962)
US Silica Holdings, Inc.	(479)	(8,315)

		(114,718)

Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(8)	(1,937)
Ingles Markets, Inc., Class A	(22)	(608)
Performance Food Group Co.*	(225)	(8,919)
Rite Aid Corp.*	(2,231)	(1,417)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(307)	$(4,059)

		(16,940)

Food, Beverage & Tobacco — (3.4)%
Brown-Forman Corp., Class B	(147)	(7,759)
Calavo Growers, Inc.	(34)	(2,851)
Coca-Cola Consolidated, Inc.	(22)	(6,332)
Conagra Brands, Inc.	(103)	(2,857)
Cott Corp. (Canada)	(193)	(2,820)
Darling Ingredients, Inc.*	(384)	(8,314)
Flowers Foods, Inc.	(364)	(7,760)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(17)	(460)
Freshpet, Inc.*	(50)	(2,114)
Hain Celestial Group, Inc. (The)*	(420)	(9,710)
Hostess Brands, Inc.*	(45)	(562)
J&J Snack Foods Corp.	(39)	(6,195)
Lancaster Colony Corp.	(3)	(470)
MGP Ingredients, Inc.	(51)	(3,935)
Primo Water Corp.*	(30)	(464)
Sanderson Farms, Inc.	(137)	(18,062)
Simply Good Foods Co. (The)*	(33)	(679)

		(81,344)

Health Care Equipment & Services — (5.8)%
ABIOMED, Inc.*	(7)	(1,999)
Acadia Healthcare Co., Inc.*	(321)	(9,409)
Align Technology, Inc.*	(37)	(10,520)
AtriCure, Inc.*	(3)	(80)
Axogen, Inc.*	(202)	(4,254)
BioTelemetry, Inc.*	(45)	(2,818)
Cantel Medical Corp.	(40)	(2,676)
Castlight Health, Inc., Class B*	(3)	(11)
Chemed Corp.	(4)	(1,280)
Cigna Corp.	(77)	(12,383)
Diplomat Pharmacy, Inc.*	(474)	(2,754)
Edwards Lifesciences Corp.*	(2)	(383)
Ensign Group, Inc. (The)	(27)	(1,382)
Evolent Health, Inc., Class A*	(545)	(6,856)
Glaukos Corp.*	(56)	(4,389)
Guardant Health, Inc.*	(39)	(2,991)
Inspire Medical Systems, Inc.*	(67)	(3,804)
Insulet Corp.*	(86)	(8,178)
Intuitive Surgical, Inc.*	(7)	(3,994)
iRhythm Technologies, Inc.*	(76)	(5,697)
Medidata Solutions, Inc.*	(36)	(2,637)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Merit Medical Systems, Inc.*	(10)	$(618)
Neogen Corp.*	(1)	(57)
Nevro Corp.*	(235)	(14,690)
OraSure Technologies, Inc.*	(189)	(2,107)
Penumbra, Inc.*	(1)	(147)
PetIQ, Inc.*	(96)	(3,015)
RadNet, Inc.*	(61)	(756)
Senseonics Holdings, Inc.*	(542)	(1,328)
STAAR Surgical Co.*	(124)	(4,240)
Surgery Partners, Inc.*	(95)	(1,072)
Tabula Rasa Healthcare, Inc.*	(48)	(2,708)
Teladoc Health, Inc.*	(201)	(11,176)
Tenet Healthcare Corp.*	(27)	(779)
ViewRay, Inc.*	(603)	(4,456)
Vocera Communications, Inc.*	(42)	(1,328)

		(136,972)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(296)	(3,404)
Estee Lauder Cos., Inc. (The), Class A	(4)	(662)
Spectrum Brands Holdings, Inc.	(104)	(5,697)
WD-40 Co.	(30)	(5,083)

		(14,846)

Materials — (5.0)%
Albemarle Corp.	(175)	(14,346)
American Vanguard Corp.	(51)	(878)
AptarGroup, Inc.	(6)	(638)
Ball Corp.	(38)	(2,199)
Boise Cascade Co.	(28)	(749)
Cabot Corp.	(161)	(6,702)
DowDuPont, Inc.	(251)	(13,381)
Ecolab, Inc.	(15)	(2,648)
Element Solutions, Inc.*	(738)	(7,454)
Ferro Corp.*	(62)	(1,174)
GCP Applied Technologies, Inc.*	(124)	(3,670)
Ingevity Corp.*	(37)	(3,908)
International Flavors & Fragrances, Inc.	(73)	(9,402)
Linde PLC (Ireland)	(37)	(6,509)
Louisiana-Pacific Corp.	(60)	(1,463)
LyondellBasell Industries NV, Class A (Netherlands)	(91)	(7,651)
Packaging Corp. of America	(13)	(1,292)
PH Glatfelter Co.	(98)	(1,384)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Quaker Chemical Corp.	(17)	$(3,406)
Schweitzer-Mauduit International, Inc.	(2)	(77)
Sensient Technologies Corp.	(32)	(2,169)
Tredegar Corp.	(1)	(16)
Tronox Holdings PLC, Class A (United Kingdom)	(443)	(5,825)
US Concrete, Inc.*	(68)	(2,817)
Valhi, Inc.	(3)	(7)
Valvoline, Inc.	(99)	(1,837)
Venator Materials PLC (United Kingdom)*	(136)	(764)
Vulcan Materials Co.	(67)	(7,933)
Westrock Co.	(190)	(7,286)
WR Grace & Co.	(31)	(2,419)

		(120,004)

Media & Entertainment — (4.7)%
Altice USA, Inc., Class A	(100)	(2,148)
AMC Entertainment Holdings, Inc., Class A	(98)	(1,455)
AMC Networks, Inc., Class A*	(6)	(341)
Boston Omaha Corp., Class A*	(1)	(25)
Cable One, Inc.	(4)	(3,926)
Care.com, Inc.*	(38)	(751)
Cargurus, Inc.*	(52)	(2,083)
CBS Corp., Class B, non-voting shares	(360)	(17,111)
Charter Communications, Inc., Class A*	(20)	(6,938)
Entercom Communications Corp., Class A	(102)	(536)
Eventbrite, Inc., Class A*	(1)	(19)
EW Scripps Co. (The), Class A	(125)	(2,625)
Glu Mobile, Inc.*	(283)	(3,096)
Live Nation Entertainment, Inc.*	(62)	(3,939)
Madison Square Garden Co. (The), Class A*	(15)	(4,397)
Meredith Corp.	(34)	(1,879)
Netflix, Inc.*	(28)	(9,984)
New York Times Co. (The), Class A	(372)	(12,220)
Snap, Inc., Class A*	(152)	(1,675)
Take-Two Interactive Software, Inc.*	(84)	(7,927)
TrueCar, Inc.*	(446)	(2,961)
WideOpenWest, Inc.*	(46)	(419)
Yelp, Inc.*	(171)	(5,900)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Zillow Group, Inc., Class C*	(400)	$(13,896)
Zynga, Inc., Class A*	(875)	(4,664)

		(110,915)

Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Aerie Pharmaceuticals, Inc.*	(27)	(1,282)
Alder Biopharmaceuticals, Inc.*	(172)	(2,348)
Atara Biotherapeutics, Inc.*	(28)	(1,113)
Bio-Techne Corp.	(6)	(1,191)
Cambrex Corp.*	(82)	(3,186)
Codexis, Inc.*	(136)	(2,792)
Coherus Biosciences, Inc.*	(172)	(2,346)
Cymabay Therapeutics, Inc.*	(80)	(1,062)
CytomX Therapeutics, Inc.*	(8)	(86)
Epizyme, Inc.*	(50)	(620)
Esperion Therapeutics, Inc.*	(15)	(602)
Flexion Therapeutics, Inc.*	(23)	(287)
Illumina, Inc.*	(10)	(3,107)
Intellia Therapeutics, Inc.*	(93)	(1,588)
Intra-Cellular Therapies, Inc.*	(186)	(2,265)
Intrexon Corp.*	(217)	(1,141)
Luminex Corp.	(88)	(2,025)
MacroGenics, Inc.*	(55)	(989)
NanoString Technologies, Inc.*	(40)	(957)
Nektar Therapeutics*	(14)	(470)
NeoGenomics, Inc.*	(19)	(389)
Omeros Corp.*	(115)	(1,998)
Pacific Biosciences of California, Inc.*	(713)	(5,155)
Portola Pharmaceuticals, Inc.*	(37)	(1,284)
Radius Health, Inc.*	(40)	(798)
Revance Therapeutics, Inc.*	(23)	(362)
Spectrum Pharmaceuticals, Inc.*	(55)	(588)
TherapeuticsMD, Inc.*	(478)	(2,328)
Theravance Biopharma, Inc. (Cayman Islands)*	(114)	(2,584)
WaVe Life Sciences Ltd. (Singapore)*	(1)	(39)

		(44,982)

Retailing — (5.3)%
Aaron’s, Inc.	(121)	(6,365)
Abercrombie & Fitch Co., Class A	(146)	(4,002)
At Home Group, Inc.*	(261)	(4,661)
Big Lots, Inc.	(352)	(13,383)
Boot Barn Holdings, Inc.*	(11)	(324)
Burlington Stores, Inc.*	(27)	(4,230)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Caleres, Inc.	(173)	$(4,271)
Camping World Holdings, Inc., Class A	(74)	(1,029)
CarMax, Inc.*	(110)	(7,678)
Carvana Co.*	(280)	(16,257)
Chico’s FAS, Inc.	(333)	(1,422)
Children’s Place, Inc. (The)	(30)	(2,918)
Designer Brands, Inc.	(148)	(3,289)
Duluth Holdings, Inc., Class B*	(4)	(95)
Farfetch Ltd., Class A (Cayman Islands)*	(36)	(969)
Five Below, Inc.*	(68)	(8,449)
Floor & Decor Holdings, Inc., Class A*	(208)	(8,574)
Funko, Inc., Class A*	(70)	(1,520)
Genesco, Inc.*	(8)	(364)
GrubHub, Inc.*	(87)	(6,044)
Guess?, Inc.	(232)	(4,547)
Kohl’s Corp.	(9)	(619)
Lands’ End, Inc.*	(16)	(266)
Monro, Inc.	(42)	(3,634)
National Vision Holdings, Inc.*	(82)	(2,577)
Nordstrom, Inc.	(134)	(5,947)
Ollie’s Bargain Outlet Holdings, Inc.*	(35)	(2,987)
Party City Holdco, Inc.*	(269)	(2,136)
Penske Automotive Group, Inc.	(61)	(2,724)
Quotient Technology, Inc.*	(28)	(276)
Stitch Fix, Inc., Class A*	(87)	(2,456)
Wayfair, Inc., Class A*	(10)	(1,484)

		(125,497)

Semiconductors & Semiconductor Equipment — (3.8)%
Advanced Micro Devices, Inc.*	(68)	(1,735)
Ambarella, Inc. (Cayman Islands)*	(313)	(13,522)
Broadcom, Inc.	(2)	(601)
Brooks Automation, Inc.	(326)	(9,562)
Cabot Microelectronics Corp.	(30)	(3,359)
Cohu, Inc.	(6)	(88)
Entegris, Inc.	(43)	(1,535)
First Solar, Inc.*	(60)	(3,170)
FormFactor, Inc.*	(321)	(5,165)
Inphi Corp.*	(241)	(10,541)
MACOM Technology Solutions Holdings, Inc.*	(379)	(6,333)
MaxLinear, Inc.*	(170)	(4,340)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	(25)	$(4,489)
Photronics, Inc.*	(82)	(775)
Power Integrations, Inc.	(32)	(2,238)
Rambus, Inc.*	(172)	(1,797)
Rudolph Technologies, Inc.*	(14)	(319)
Silicon Laboratories, Inc.*	(4)	(323)
Synaptics, Inc.*	(245)	(9,739)
Universal Display Corp.	(72)	(11,005)
Xperi Corp.	(24)	(562)

		(91,198)

Software & Services — (8.7)%
8x8, Inc.*	(432)	(8,726)
Alliance Data Systems Corp.	(7)	(1,225)
Appian Corp.*	(75)	(2,582)
Avalara, Inc.*	(29)	(1,618)
Benefitfocus, Inc.*	(60)	(2,971)
Black Knight, Inc.*	(31)	(1,690)
BlackBerry Ltd. (Canada)*	(813)	(8,203)
Box, Inc., Class A*	(586)	(11,316)
Broadridge Financial Solutions, Inc.	(15)	(1,555)
CACI International, Inc., Class A*	(13)	(2,366)
Carbon Black, Inc.*	(240)	(3,348)
Cloudera, Inc.*	(687)	(7,516)
CoreLogic, Inc.*	(9)	(335)
DocuSign, Inc.*	(168)	(8,709)
Domo, Inc., Class B*	(52)	(2,097)
Everi Holdings, Inc.*	(4)	(42)
FireEye, Inc.*	(798)	(13,398)
First Data Corp., Class A*	(152)	(3,993)
ForeScout Technologies, Inc.*	(168)	(7,041)
Gartner, Inc.*	(10)	(1,517)
Global Payments, Inc.	(112)	(15,290)
Guidewire Software, Inc.*	(66)	(6,413)
Instructure, Inc.*	(47)	(2,215)
ManTech International Corp., Class A	(12)	(648)
Mastercard, Inc., Class A	(44)	(10,360)
MobileIron, Inc.*	(15)	(82)
MongoDB, Inc.*	(9)	(1,323)
New Relic, Inc.*	(9)	(888)
Nutanix, Inc., Class A*	(327)	(12,341)
Okta, Inc.*	(43)	(3,557)
Perficient, Inc.*	(6)	(164)
Pivotal Software, Inc., Class A*	(228)	(4,754)
Pluralsight, Inc., Class A*	(160)	(5,078)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Science Applications International Corp.	(8)	$(616)
SecureWorks Corp., Class A*	(24)	(442)
Shopify, Inc., Class A (Canada)*	(7)	(1,446)
Smartsheet, Inc., Class A*	(49)	(1,999)
Square, Inc., Class A*	(181)	(13,561)
Switch, Inc., Class A	(573)	(5,908)
Tenable Holdings, Inc.*	(121)	(3,831)
TiVo Corp.	(46)	(429)
Twilio, Inc., Class A*	(46)	(5,942)
WEX, Inc.*	(4)	(768)
Workday, Inc., Class A*	(10)	(1,928)
Worldpay, Inc., Class A*	(53)	(6,016)
Zuora, Inc., Class A*	(469)	(9,394)

		(205,641)

Technology Hardware & Equipment — (5.6)%
3D Systems Corp.*	(563)	(6,058)
ADTRAN, Inc.	(7)	(96)
Anixter International, Inc.*	(7)	(393)
Arista Networks, Inc.*	(6)	(1,887)
Benchmark Electronics, Inc.	(39)	(1,024)
CalAmp Corp.*	(64)	(805)
Cognex Corp.	(162)	(8,239)
Comtech Telecommunications Corp.	(21)	(488)
Control4 Corp.*	(33)	(559)
Cray, Inc.*	(19)	(495)
Dolby Laboratories, Inc., Class A	(53)	(3,337)
Electronics For Imaging, Inc.*	(214)	(5,757)
Extreme Networks, Inc.*	(514)	(3,850)
Finisar Corp.*	(181)	(4,194)
Fitbit, Inc., Class A*	(1,329)	(7,868)
II-VI, Inc.*	(148)	(5,512)
Infinera Corp.*	(390)	(1,693)
KEMET Corp.	(14)	(238)
Knowles Corp.	(32)	(564)
Littelfuse, Inc.	(16)	(2,920)
Lumentum Holdings, Inc.*	(318)	(17,980)
Methode Electronics, Inc.	(50)	(1,439)
NetScout Systems, Inc.*	(266)	(7,467)
nLight, Inc.*	(76)	(1,693)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Plexus Corp.*	(47)	$(2,865)
Pure Storage, Inc., Class A*	(258)	(5,622)
Quantenna Communications, Inc.*	(33)	(803)
Rogers Corp.*	(74)	(11,757)
Sanmina Corp.*	(116)	(3,347)
Sierra Wireless, Inc. (Canada)*	(58)	(717)
Stratasys Ltd. (Israel)*	(219)	(5,217)
SYNNEX Corp.	(99)	(9,444)
Trimble, Inc.*	(24)	(970)
TTM Technologies, Inc.*	(135)	(1,584)
ViaSat, Inc.*	(73)	(5,658)

		(132,540)

Telecommunication Services — (0.7)%
ATN International, Inc.	(37)	(2,086)
Boingo Wireless, Inc.*	(191)	(4,446)
Cincinnati Bell, Inc.*	(158)	(1,507)
Consolidated Communications Holdings, Inc.	(302)	(3,295)
Iridium Communications, Inc.*	(148)	(3,913)
ORBCOMM, Inc.*	(182)	(1,234)
pdvWireless, Inc.*	(25)	(879)
Vonage Holdings Corp.*	(11)	(110)

		(17,470)

Transportation — (3.0)%
Air Transport Services Group, Inc.*	(204)	(4,702)
Alaska Air Group, Inc.	(150)	(8,418)
Allegiant Travel Co.	(18)	(2,330)
Atlas Air Worldwide Holdings, Inc.*	(62)	(3,135)
Canadian National Railway Co. (Canada)	(81)	(7,248)
Canadian Pacific Railway Ltd. (Canada)	(22)	(4,533)
Hawaiian Holdings, Inc.	(134)	(3,518)
JB Hunt Transport Services, Inc.	(19)	(1,925)
JetBlue Airways Corp.*	(69)	(1,129)
Kirby Corp.*	(4)	(300)
Matson, Inc.	(67)	(2,418)
Ryder System, Inc.	(236)	(14,630)
Saia, Inc.*	(37)	(2,261)
SkyWest, Inc.	(127)	(6,895)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

Number of Shares		Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(31)	$(3,464)
Werner Enterprises, Inc.	(146)	(4,986)

		(71,892)

TOTAL COMMON STOCK (Proceeds $1,920,710)		(1,784,842)

TOTAL SECURITIES SOLD SHORT - (75.1)%		(1,784,842)

(Proceeds $1,920,710)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		18,414

NET ASSETS - 100.0%		$2,377,604

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR     Contingent Value Rights

PLC      Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 184.3%
COMMON STOCKS — 184.3%
Automobiles & Components — 1.9%
BorgWarner, Inc.†	969	$37,219
General Motors Co.†	5,359	198,819

		236,038

Banks — 2.3%
M&T Bank Corp.	63	9,892
People’s United Financial, Inc.(a)	1,716	28,211
SunTrust Banks, Inc.†	2,055	121,759
US Bancorp	2,499	120,427

		280,289

Capital Goods — 25.2%
3M Co.†	231	47,997
A.O. Smith Corp.	766	40,843
Arconic, Inc.†	2,249	42,978
Caterpillar, Inc.	100	13,549
Cummins, Inc.†	748	118,087
Dover Corp.†	701	65,754
Eaton Corp. PLC (Ireland)†	2,017	162,490
Emerson Electric Co.†	975	66,758
Flowserve Corp.(a)	387	17,469
Fortive Corp.†	1,609	134,979
Fortune Brands Home & Security, Inc.†	659	31,375
General Dynamics Corp.†	1,335	225,989
Honeywell International, Inc.†	3,126	496,784
Illinois Tool Works, Inc.†(a)	1,007	144,535
Ingersoll-Rand PLC (Ireland)†	1,143	123,387
Johnson Controls International PLC (Ireland)†	4,198	155,074
L3 Technologies, Inc.	362	74,706
Lockheed Martin Corp.†	1,059	317,869
Masco Corp.	1,412	55,506
Northrop Grumman Corp.†	788	212,445
Pentair PLC (Ireland)†	780	34,718
Raytheon Co.†	1,325	241,256
Snap-on, Inc.(a)	254	39,756
Stanley Black & Decker, Inc.	689	93,821
TransDigm Group, Inc.†*	243	110,320
Wabtec Corp.	440	32,437
WW Grainger, Inc.†(a)	36	10,833

		3,111,715

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — 2.9%
Nielsen Holdings PLC (United Kingdom)†	1,652	$39,103
Republic Services, Inc.†	1,021	82,068
Robert Half International, Inc.†	566	36,881
Waste Management, Inc.†	1,890	196,390

		354,442

Consumer Durables & Apparel — 3.6%
Capri Holdings Ltd. (British Virgin Islands)*	713	32,620
Garmin Ltd. (Switzerland)†	878	75,815
Hanesbrands, Inc.	1,662	29,717
Leggett & Platt, Inc.(a)	602	25,416
Mattel, Inc.(a)*	1,577	20,501
Newell Brands, Inc.(a)	1,926	29,545
Ralph Lauren Corp.	190	24,639
Tapestry, Inc.	1,321	42,919
Under Armour, Inc., Class C(a)*	193	3,642
VF Corp.†	1,828	158,871
Whirlpool Corp.	26	3,455

		447,140

Consumer Services — 3.3%
McDonald’s Corp.†	1,041	197,686
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	990	54,410
Yum! Brands, Inc.†	1,512	150,913

		403,009

Diversified Financials — 7.7%
Affiliated Managers Group, Inc.	256	27,420
Berkshire Hathaway, Inc., Class B†*	644	129,373
BlackRock, Inc.†	647	276,508
Discover Financial Services	1,508	107,309
Franklin Resources, Inc.†(a)	2,413	79,967
Intercontinental Exchange, Inc.	456	34,720
Invesco Ltd. (Bermuda)†	1,914	36,959
Moody’s Corp.†	435	78,774
Nasdaq, Inc.†(a)	737	64,480
T Rowe Price Group, Inc.†	1,130	113,136

		948,646

Energy — 16.9%
Chevron Corp.†	3,710	456,998
ConocoPhillips†	5,414	361,330
Exxon Mobil Corp.†	4,967	401,334
Halliburton Co.†	3,965	116,174

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
HollyFrontier Corp.†	813	$40,057
Kinder Morgan, Inc.†	10,406	208,224
Marathon Oil Corp.	3,728	62,295
Occidental Petroleum Corp.†	3,510	232,362
Phillips 66†	2,147	204,330

		2,083,104

Food & Staples Retailing — 5.5%
Kroger Co. (The)†	279	6,863
Sysco Corp.†	2,421	161,626
Walgreens Boots Alliance, Inc.†	4,363	276,047
Walmart, Inc.†	2,424	236,413

		680,949

Food, Beverage & Tobacco — 17.4%
Altria Group, Inc.†	8,567	492,003
Archer-Daniels-Midland Co.†	2,589	111,664
Campbell Soup Co.	1,370	52,238
Coca-Cola Co. (The)†	2,767	129,662
Constellation Brands, Inc., Class A†	881	154,466
General Mills, Inc.†(a)	2,777	143,710
Hershey Co. (The)†	971	111,500
Hormel Foods Corp.(a)	2,100	93,996
JM Smucker Co. (The)	413	48,114
Kraft Heinz Co. (The)†	5,674	185,256
McCormick & Co., Inc., non-voting shares(a)	610	91,884
PepsiCo, Inc.†	1,698	208,090
Philip Morris International, Inc.†	3,641	321,828
Tyson Foods, Inc., Class A†	68	4,721

		2,149,132

Health Care Equipment & Services — 10.1%
Anthem, Inc.†	337	96,712
Cardinal Health, Inc.†	1,396	67,217
Cigna Corp.	2	322
CVS Health Corp.	5,894	317,863
HCA Healthcare, Inc.†	1,584	206,522
Henry Schein, Inc.(a)*	701	42,137
Humana, Inc.†	241	64,106
Laboratory Corp. of America Holdings†*	478	73,124
Quest Diagnostics, Inc.†(a)	638	57,369
UnitedHealth Group, Inc.†	1,324	327,372

		1,252,744

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — 5.7%
Church & Dwight Co., Inc.†	970	$69,093
Clorox Co. (The)†	441	70,763
Colgate-Palmolive Co.†	1,108	75,942
Procter & Gamble Co. (The)†	4,680	486,954

		702,752

Insurance — 5.1%
Aflac, Inc.†	1,561	78,050
Aon PLC (United Kingdom)†	1,094	186,746
Hartford Financial Services Group, Inc. (The)†	67	3,331
Loews Corp.†	9	431
Marsh & McLennan Cos., Inc.†	2,345	220,196
Progressive Corp. (The)†	1,923	138,629
Travelers Cos., Inc. (The)	34	4,663

		632,046

Materials — 4.5%
Avery Dennison Corp.	406	45,878
Ball Corp.	1,562	90,377
Celanese Corp.	589	58,081
Eastman Chemical Co.†	654	49,626
Ecolab, Inc.	320	56,493
FMC Corp.	4	307
International Paper Co.†	1,886	87,265
Nucor Corp.†	1,461	85,249
Packaging Corp. of America	438	43,528
Sealed Air Corp.	719	33,117

		549,921

Media & Entertainment — 3.1%
Comcast Corp., Class A†	62	2,479
Discovery, Inc., Class A(a)*	3,237	87,464
Interpublic Group of Cos., Inc. (The)†	1,746	36,683
News Corp., Class A†	2,723	33,874
Omnicom Group, Inc.(a)	1,032	75,326
Viacom, Inc., Class B†	1,876	52,659
Walt Disney Co. (The)†	801	88,935

		377,420

Pharmaceuticals, Biotechnology & Life Sciences — 22.4%
AbbVie, Inc.†	2,381	191,885
Amgen, Inc.†	1,601	304,158
Biogen, Inc.†*	898	212,269
Bristol-Myers Squibb Co.†	7,547	360,067
Celgene Corp.†*	3,234	305,096
Eli Lilly & Co.†	2,894	375,525

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.†	575	$37,381
Johnson & Johnson†	1,653	231,073
Merck & Co., Inc.†	3,502	291,261
Pfizer, Inc.†	10,851	460,842

		2,769,557

Real Estate — 7.1%
Alexandria Real Estate Equities, Inc., REIT†	17	2,424
Apartment Investment & Management Co., Class A, REIT	109	5,482
AvalonBay Communities, Inc., REIT†	545	109,398
CBRE Group, Inc., Class A*	1,566	77,439
Duke Realty Corp., REIT†	1,668	51,007
Equity Residential, REIT†	1,707	128,571
HCP, Inc., REIT	1,047	32,771
Mid-America Apartment Communities, Inc., REIT	17	1,859
Realty Income Corp., REIT†(a)	1,395	102,616
Simon Property Group, Inc., REIT	325	59,218
UDR, Inc., REIT	1,267	57,598
Ventas, Inc., REIT†	1,623	103,564
Welltower, Inc., REIT†	1,764	136,886
Weyerhaeuser Co., REIT†	93	2,450

		871,283

Retailing — 8.4%
Amazon.com, Inc.*	3	5,342
AutoZone, Inc.†*	114	116,750
Best Buy Co., Inc.	272	19,328
Booking Holdings, Inc.†*	107	186,705
Dollar General Corp.†	742	88,521
eBay, Inc.†	4,483	166,499
Genuine Parts Co.†	684	76,629
Home Depot, Inc. (The)†	71	13,624
Kohl’s Corp.	643	44,219
Tiffany & Co.(a)	360	37,998
TJX Cos., Inc. (The)†	4,868	259,026
Tractor Supply Co.	288	28,155

		1,042,796

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	2,111	83,722
KLA-Tencor Corp.†	712	85,020
Microchip Technology, Inc.	326	27,045

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.†*	3,600	$148,788
Skyworks Solutions, Inc.	799	65,902

		410,477

Software & Services — 9.8%
Accenture PLC, Class A (Ireland)†	643	113,181
Automatic Data Processing, Inc.	79	12,619
DXC Technology Co.	1,310	84,246
International Business Machines Corp.†	3,233	456,176
Paychex, Inc.	1,040	83,408
PayPal Holdings, Inc.†*	4,056	421,175
Western Union Co. (The)	2,065	38,141

		1,208,946

Technology Hardware & Equipment — 8.0%
Amphenol Corp., Class A†	195	18,416
Apple, Inc.†	2,248	427,008
F5 Networks, Inc.*	1	157
FLIR Systems, Inc.†	613	29,167
HP, Inc.†	7,024	136,476
Juniper Networks, Inc.	1,613	42,696
Motorola Solutions, Inc.†	761	106,860
NetApp, Inc.	107	7,419
Seagate Technology PLC (Ireland)†(a)	1,256	60,150
TE Connectivity Ltd. (Switzerland)†	1,569	126,697
Xerox Corp.	1,142	36,521

		991,567

Telecommunication Services — 4.7%
AT&T, Inc.†	1,182	37,068
CenturyLink, Inc.†(a)	5,030	60,310
Verizon Communications, Inc.†	8,242	487,349

		584,727

Transportation — 1.7%
CSX Corp.†	2,710	202,762
Expeditors International of Washington, Inc.†	29	2,201
Southwest Airlines Co.	50	2,596

		207,559

Utilities — 3.7%
Dominion Energy, Inc.	2,812	215,568
DTE Energy Co.†	171	21,331
Evergy, Inc.	1,162	67,454
Exelon Corp.†	1,766	88,530
FirstEnergy Corp.†	93	3,870

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.†	1,350	$57,348

		454,101

TOTAL COMMON STOCKS (Cost $21,074,319)		22,750,360

TOTAL LONG POSITIONS - 184.3%		22,750,360

(Cost $21,074,319)

SHORT POSITIONS — (85.1)%
COMMON STOCKS — (85.1)%
Automobiles & Components — (1.0)%
Aptiv PLC (Jersey)	(456)	(36,247)
Ford Motor Co.	(8,498)	(74,612)
Harley-Davidson, Inc.	(337)	(12,017)

		(122,876)

Banks — (0.8)%
Citizens Financial Group, Inc.	(366)	(11,895)
Fifth Third Bancorp	(63)	(1,589)
Huntington Bancshares, Inc.	(412)	(5,224)
KeyCorp.	(1,715)	(27,011)
Regions Financial Corp.	(1,261)	(17,843)
SVB Financial Group*	(94)	(20,902)
Wells Fargo & Co.	(365)	(17,637)

		(102,101)

Capital Goods — (4.3)%
AMETEK, Inc.	(30)	(2,489)
Boeing Co. (The)	(42)	(16,020)
Deere & Co.	(248)	(39,640)
Fastenal Co.	(618)	(39,744)
Fluor Corp.	(258)	(9,494)
General Electric Co.	(13,719)	(137,053)
Harris Corp.	(251)	(40,087)
Huntington Ingalls Industries, Inc.	(3)	(622)
Jacobs Engineering Group, Inc.	(298)	(22,407)
Parker-Hannifin Corp.	(278)	(47,710)
Rockwell Automation, Inc.	(255)	(44,742)
Textron, Inc.	(411)	(20,821)
United Rentals, Inc.*	(175)	(19,994)
United Technologies Corp.	(516)	(66,507)
Xylem, Inc.	(269)	(21,262)

		(528,592)

Commercial & Professional Services — (1.7)%
Cintas Corp.	(115)	(23,243)
Copart, Inc.*	(533)	(32,294)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Equifax, Inc.	(260)	$(30,810)
IHS Markit Ltd. (Bermuda)*	(847)	(46,060)
Rollins, Inc.	(699)	(29,092)
Verisk Analytics, Inc.	(353)	(46,949)

		(208,448)

Consumer Durables & Apparel — (2.0)%
DR Horton, Inc.	(810)	(33,518)
Hasbro, Inc.	(5)	(425)
Mohawk Industries, Inc.*	(157)	(19,806)
NIKE, Inc., Class B	(2,071)	(174,399)
PulteGroup, Inc.	(596)	(16,664)
PVH Corp.	(16)	(1,951)

		(246,763)

Consumer Services — (2.4)%
Carnival Corp. (Panama)	(469)	(23,788)
Chipotle Mexican Grill, Inc.*	(60)	(42,619)
Hilton Worldwide Holdings, Inc.	(415)	(34,491)
Marriott International, Inc., Class A	(736)	(92,066)
MGM Resorts International	(1,143)	(29,329)
Royal Caribbean Cruises Ltd. (Liberia)	(449)	(51,464)
Wynn Resorts Ltd.	(233)	(27,802)

		(301,559)

Diversified Financials — (3.3)%
Ameriprise Financial, Inc.	(303)	(38,814)
Bank of New York Mellon Corp. (The)	(153)	(7,716)
Capital One Financial Corp.	(758)	(61,921)
Cboe Global Markets, Inc.	(234)	(22,333)
Charles Schwab Corp. (The)	(462)	(19,755)
CME Group, Inc.	(2)	(329)
Goldman Sachs Group, Inc. (The)	(68)	(13,055)
Morgan Stanley	(2,586)	(109,129)
MSCI, Inc.	(156)	(31,019)
Northern Trust Corp.	(250)	(22,602)
Raymond James Financial, Inc.	(212)	(17,047)
S&P Global, Inc.	(38)	(8,001)
State Street Corp.	(525)	(34,550)
Synchrony Financial	(463)	(14,770)

		(401,041)

Energy — (6.8)%
Anadarko Petroleum Corp.	(1,026)	(46,662)
Apache Corp.	(793)	(27,485)
Cabot Oil & Gas Corp.	(933)	(24,351)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Cimarex Energy Co.	(205)	$(14,329)
Concho Resources, Inc.	(430)	(47,713)
Devon Energy Corp.	(224)	(7,069)
Diamondback Energy, Inc.	(348)	(35,332)
EOG Resources, Inc.	(1,061)	(100,986)
Helmerich & Payne, Inc.	(234)	(13,001)
Hess Corp.	(622)	(37,463)
Marathon Petroleum Corp.	(1,444)	(86,423)
National Oilwell Varco, Inc.	(738)	(19,660)
Noble Energy, Inc.	(1,040)	(25,719)
ONEOK, Inc.	(884)	(61,739)
Pioneer Natural Resources Co.	(316)	(48,120)
Schlumberger Ltd. (Curacao)	(2,643)	(115,155)
TechnipFMC PLC (United Kingdom)	(978)	(23,003)
Valero Energy Corp.	(342)	(29,012)
Williams Cos., Inc. (The)	(2,573)	(73,897)

		(837,119)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(213)	(51,576)

Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(1,033)	(54,522)
Molson Coors Brewing Co., Class B	(459)	(27,379)
Mondelez International, Inc., Class A	(434)	(21,665)
Monster Beverage Corp.*	(359)	(19,594)

		(123,160)

Health Care Equipment & Services — (7.3)%
Abbott Laboratories	(68)	(5,436)
ABIOMED, Inc.*	(96)	(27,417)
Align Technology, Inc.*	(172)	(48,905)
Baxter International, Inc.	(1,033)	(83,993)
Becton Dickinson and Co.	(27)	(6,743)
Boston Scientific Corp.*	(2,976)	(114,219)
Cerner Corp.*	(733)	(41,935)
Cooper Cos., Inc. (The)	(104)	(30,802)
DaVita, Inc.*	(355)	(19,273)
DENTSPLY SIRONA, Inc.	(475)	(23,555)
Edwards Lifesciences Corp.*	(449)	(85,907)
Hologic, Inc.*	(580)	(28,072)
IDEXX Laboratories, Inc.*	(186)	(41,590)
Intuitive Surgical, Inc.*	(245)	(139,792)
McKesson Corp.	(100)	(11,706)
Medtronic PLC (Ireland)	(211)	(19,218)
ResMed, Inc.	(306)	(31,815)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.	(98)	$(29,612)
Universal Health Services, Inc., Class B	(199)	(26,620)
Varian Medical Systems, Inc.*	(197)	(27,919)
Zimmer Biomet Holdings, Inc.	(439)	(56,060)

		(900,589)

Household & Personal Products — (1.5)%
Coty, Inc., Class A	(1,614)	(18,561)
Estee Lauder Cos., Inc. (The), Class A	(462)	(76,484)
Kimberly-Clark Corp.	(737)	(91,314)

		(186,359)

Insurance — (2.8)%
American International Group, Inc.	(1,514)	(65,193)
Brighthouse Financial, Inc.*	(248)	(9,000)
Chubb Ltd. (Switzerland)	(501)	(70,180)
Cincinnati Financial Corp.	(314)	(26,973)
Everest Re Group Ltd. (Bermuda)	(87)	(18,788)
Lincoln National Corp.	(348)	(20,428)
MetLife, Inc.	(2,122)	(90,334)
Principal Financial Group, Inc.	(316)	(15,860)
Torchmark Corp.	(138)	(11,309)
Unum Group	(452)	(15,291)

		(343,356)

Materials — (2.7)%
Air Products & Chemicals, Inc.	(472)	(90,133)
Albemarle Corp.	(229)	(18,773)
DowDuPont, Inc.	(54)	(2,879)
Freeport-McMoRan, Inc.	(3,097)	(39,920)
International Flavors & Fragrances, Inc.	(81)	(10,432)
Linde PLC (Ireland)	(113)	(19,880)
LyondellBasell Industries NV, Class A (Netherlands)	(802)	(67,432)
Martin Marietta Materials, Inc.	(70)	(14,083)
Newmont Mining Corp.	(1,148)	(41,064)
Vulcan Materials Co.	(105)	(12,432)
Westrock Co.	(542)	(20,786)

		(337,814)

Media & Entertainment — (6.1)%
Activision Blizzard, Inc.	(1,510)	(68,750)
Alphabet, Inc., Class A*	(103)	(121,220)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
CBS Corp., Class B, non-voting shares	(807)	$(38,357)
Charter Communications, Inc., Class A*	(389)	(134,948)
DISH Network Corp., Class A*	(995)	(31,532)
Electronic Arts, Inc.*	(556)	(56,506)
Facebook, Inc., Class A*	(382)	(63,676)
Netflix, Inc.*	(425)	(151,538)
Take-Two Interactive Software, Inc.*	(244)	(23,026)
TripAdvisor, Inc.*	(296)	(15,229)
Twitter, Inc.*	(1,643)	(54,022)

		(758,804)

Pharmaceuticals, Biotechnology & Life Sciences — (6.4)%
Agilent Technologies, Inc.	(684)	(54,980)
Alexion Pharmaceuticals, Inc.*	(350)	(47,313)
Allergan PLC (Ireland)	(730)	(106,879)
Illumina, Inc.*	(316)	(98,178)
Incyte Corp.*	(470)	(40,425)
IQVIA Holdings, Inc.*	(435)	(62,575)
Mettler-Toledo International, Inc.*	(54)	(39,042)
Mylan NV (Netherlands)*	(900)	(25,506)
Nektar Therapeutics*	(364)	(12,230)
PerkinElmer, Inc.	(232)	(22,355)
Perrigo Co. PLC (Ireland)	(293)	(14,111)
Regeneron Pharmaceuticals, Inc.*	(142)	(58,308)
Vertex Pharmaceuticals, Inc.*	(546)	(100,437)
Waters Corp.*	(6)	(1,510)
Zoetis, Inc.	(1,021)	(102,784)

		(786,633)

Real Estate — (4.4)%
American Tower Corp., REIT	(592)	(116,660)
Crown Castle International Corp., REIT	(683)	(87,424)
Digital Realty Trust, Inc., REIT	(435)	(51,765)
Equinix, Inc., REIT	(172)	(77,944)
Essex Property Trust, Inc., REIT	(134)	(38,758)
Host Hotels & Resorts, Inc., REIT	(1,557)	(29,427)
Iron Mountain, Inc., REIT	(615)	(21,808)
Kimco Realty Corp., REIT	(907)	(16,781)
Macerich Co. (The), REIT	(301)	(13,048)
SBA Communications Corp., REIT*	(245)	(48,917)
SL Green Realty Corp., REIT	(173)	(15,556)
Vornado Realty Trust, REIT	(405)	(27,313)

		(545,401)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (4.3)%
CarMax, Inc.*	(369)	$(25,756)
Dollar Tree, Inc.*	(511)	(53,675)
Expedia Group, Inc.	(325)	(38,675)
Foot Locker, Inc.	(236)	(14,302)
Gap, Inc. (The)	(822)	(21,520)
L Brands, Inc.	(591)	(16,300)
LKQ Corp.*	(543)	(15,410)
Lowe’s Cos., Inc.	(1,685)	(184,457)
Macy’s, Inc.	(656)	(15,764)
Nordstrom, Inc.	(332)	(14,734)
Ross Stores, Inc.	(789)	(73,456)
Target Corp.	(408)	(32,746)
Ulta Beauty, Inc.*	(61)	(21,273)

		(528,068)

Semiconductors & Semiconductor Equipment — (7.1)%
Advanced Micro Devices, Inc.*	(2,551)	(65,102)
Analog Devices, Inc.	(797)	(83,900)
Broadcom, Inc.	(707)	(212,602)
Lam Research Corp.	(34)	(6,086)
Maxim Integrated Products, Inc.	(591)	(31,423)
NVIDIA Corp.	(1,320)	(237,019)
Qorvo, Inc.*	(267)	(19,152)
QUALCOMM, Inc.	(2,622)	(149,533)
Texas Instruments, Inc.	(695)	(73,719)

		(878,536)

Software & Services — (10.6)%
Adobe, Inc.*	(512)	(136,443)
Akamai Technologies, Inc.*	(345)	(24,740)
Alliance Data Systems Corp.	(112)	(19,598)
ANSYS, Inc.*	(175)	(31,974)
Autodesk, Inc.*	(468)	(72,924)
Broadridge Financial Solutions, Inc.	(247)	(25,611)
Citrix Systems, Inc.	(283)	(28,204)
Fidelity National Information Services, Inc.	(626)	(70,801)
Fiserv, Inc.*	(864)	(76,274)
FleetCor Technologies, Inc.*	(161)	(39,701)
Fortinet, Inc.*	(357)	(29,977)
Gartner, Inc.*	(189)	(28,668)
Global Payments, Inc.	(340)	(46,417)
Intuit, Inc.	(504)	(131,751)
Mastercard, Inc., Class A	(333)	(78,405)
Microsoft Corp.	(742)	(87,511)
Oracle Corp.	(2,112)	(113,436)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
salesforce.com, Inc.*	(707)	$(111,968)
Symantec Corp.	(1,365)	(31,381)
Synopsys, Inc.*	(321)	(36,963)
Total System Services, Inc.	(393)	(37,339)
VeriSign, Inc.*	(261)	(47,387)

		(1,307,473)

Technology Hardware & Equipment — (0.9)%
Arista Networks, Inc.*	(153)	(48,112)
Hewlett Packard Enterprise Co.	(619)	(9,551)
IPG Photonics Corp.*	(115)	(17,455)
Western Digital Corp.	(619)	(29,749)

		(104,867)

Transportation — (3.6)%
Alaska Air Group, Inc.	(263)	(14,760)
American Airlines Group, Inc.	(969)	(30,775)
FedEx Corp.	(548)	(99,413)
JB Hunt Transport Services, Inc.	(232)	(23,499)
Kansas City Southern	(222)	(25,748)
United Continental Holdings, Inc.*	(582)	(46,432)
United Parcel Service, Inc., Class B	(1,805)	(201,691)

		(442,318)

Utilities — (3.7)%
Alliant Energy Corp.	(508)	(23,942)
Ameren Corp.	(50)	(3,678)
American Electric Power Co., Inc.	(926)	(77,552)
Atmos Energy Corp.	(245)	(25,218)
CMS Energy Corp.	(156)	(8,664)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Consolidated Edison, Inc.	(675)	$(57,247)
Edison International	(685)	(42,415)
Entergy Corp.	(401)	(38,348)
NiSource, Inc.	(783)	(22,441)
Pinnacle West Capital Corp.	(30)	(2,867)
Southern Co. (The)	(1,534)	(79,277)
WEC Energy Group, Inc.	(589)	(46,578)
Xcel Energy, Inc.	(555)	(31,197)

		(459,424)

TOTAL COMMON STOCK (Proceeds $10,667,155)		(10,502,877)

TOTAL SECURITIES SOLD SHORT - (85.1)%		(10,502,877)

(Proceeds $10,667,155)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		98,222

NET ASSETS - 100.0%		$12,345,705

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.6%
Automobiles & Components — 3.9%
BorgWarner, Inc.(a)	6,123	$235,184
Dana, Inc.	4,838	85,826
Fiat Chrysler Automobiles NV (Netherlands)*	17,038	253,014
General Motors Co.(a)	5,073	188,208
Gentex Corp.	1	21
Lear Corp.	1,233	167,330
Magna International, Inc. (Canada)	3,543	172,509
Thor Industries, Inc.	122	7,609

		1,109,701

Capital Goods — 18.4%
Acuity Brands, Inc.	283	33,963
AGCO Corp.(a)	1,606	111,697
Allegion PLC (Ireland)	454	41,182
Allison Transmission Holdings, Inc.(a)	7,038	316,147
Arconic, Inc.(a)	14,626	279,503
Barnes Group, Inc.	24	1,234
Boeing Co. (The)(a)	846	322,681
BWX Technologies, Inc.	2,460	121,967
Carlisle Cos., Inc.	1,385	169,829
Caterpillar, Inc.(a)	2,968	402,134
Cummins, Inc.	35	5,525
Curtiss-Wright Corp.	1,040	117,874
Eaton Corp. PLC (Ireland)(a)	2,189	176,346
Fortive Corp.	313	26,258
Gardner Denver Holdings, Inc.(a)*	8,042	223,648
Gates Industrial Corp. PLC (United Kingdom)*	42	602
Generac Holdings, Inc.*	143	7,326
General Dynamics Corp.(a)	801	135,593
GrafTech International Ltd.(a)	9,744	124,626
HD Supply Holdings, Inc.*	3,438	149,037
Hexcel Corp.(a)	2,543	175,874
Hubbell, Inc.	40	4,719
Huntington Ingalls Industries, Inc.(a)	337	69,826
Ingersoll-Rand PLC (Ireland)(a)	540	58,293
ITT, Inc.(a)	3,340	193,720
John Bean Technologies Corp.	1,324	121,662
L3 Technologies, Inc.(a)	756	156,016
Masco Corp.(a)	3,726	146,469
Moog, Inc., Class A	687	59,735
Navistar International Corp.(a)*	3,756	121,319
Northrop Grumman Corp.	337	90,855
nVent Electric PLC (Ireland)	944	25,469

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Oshkosh Corp.	30	$2,254
Regal Beloit Corp.	1,672	136,887
Rexnord Corp.*	4,643	116,725
Sensata Technologies Holding PLC (United Kingdom)*	230	10,355
Spirit AeroSystems Holdings, Inc., Class A	733	67,091
Stanley Black & Decker, Inc.(a)	888	120,919
Timken Co. (The)(a)	4,946	215,744
Trex Co., Inc.*	1,311	80,653
Univar, Inc.*	7,074	156,760
Wabtec Corp.	2,467	181,867
Woodward, Inc.	331	31,409
WW Grainger, Inc.	205	61,691

		5,173,484

Commercial & Professional Services — 2.6%
ASGN, Inc.*	1,545	98,092
Brink’s Co. (The)	1,204	90,794
Clean Harbors, Inc.*	1,562	111,730
FTI Consulting, Inc.*	355	27,271
ManpowerGroup, Inc.	220	18,192
Ritchie Bros Auctioneers, Inc. (Canada)	1,069	36,346
Robert Half International, Inc.(a)	4,441	289,376
Tetra Tech, Inc.(a)	804	47,910

		719,711

Consumer Durables & Apparel — 10.4%
BRP, Inc., sub-voting shares (Canada)	162	4,495
Canada Goose Holdings, Inc. (Canada)*	6,140	294,843
Carter’s, Inc.	2,280	229,801
Columbia Sportswear Co.	1,207	125,745
Deckers Outdoor Corp.(a)*	2,182	320,732
Gildan Activewear, Inc. (Canada)	3,288	118,269
Hanesbrands, Inc.(a)	19,546	349,482
Leggett & Platt, Inc.	1,477	62,359
Lululemon Athletica, Inc.*	352	57,682
Newell Brands, Inc.	4,088	62,710
PVH Corp.	337	41,097
Skechers U.S.A., Inc., Class A(a)*	11,235	377,608
Steven Madden Ltd.	142	4,805
Tapestry, Inc.(a)	7,657	248,776
Tempur Sealy International, Inc.(a)*	3,609	208,131

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class C(a)*	14,267	$269,218
VF Corp.(a)	1,842	160,088

		2,935,841

Consumer Services — 2.6%
Aramark(a)	7,019	207,411
Laureate Education, Inc., Class A(a)*	470	7,036
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,717	149,326
Six Flags Entertainment Corp.(a)	5,391	266,046
Wyndham Hotels & Resorts, Inc.	2,004	100,180

		729,999

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc.*	3,103	85,022
Walgreens Boots Alliance, Inc.(a)	6,165	390,060

		475,082

Food, Beverage & Tobacco — 2.4%
Boston Beer Co., Inc., Class A*	93	27,410
Bunge Ltd. (Bermuda)	73	3,874
Campbell Soup Co.(a)	6,296	240,066
Conagra Brands, Inc.	200	5,548
General Mills, Inc.	1,176	60,858
Hershey Co. (The)(a)	205	23,540
Monster Beverage Corp.*	1,998	109,051
TreeHouse Foods, Inc.*	3,034	195,845

		666,192

Health Care Equipment & Services — 6.6%
ABIOMED, Inc.*	169	48,265
Amedisys, Inc.*	681	83,940
AmerisourceBergen Corp.(a)	2,526	200,868
Cardinal Health, Inc.(a)	7,626	367,192
CVS Health Corp.(a)	5,911	318,780
Encompass Health Corp.	891	52,034
HCA Healthcare, Inc.(a)	1,358	177,056
Henry Schein, Inc.(a) *	4,158	249,937
Integer Holdings Corp.*	42	3,168
LHC Group, Inc.*	378	41,905
LivaNova PLC (United Kingdom)(a)*	3,172	308,477
McKesson Corp.	44	5,151

		1,856,773

Household & Personal Products — 0.5%
Energizer Holdings, Inc.(a)	2,975	133,667

	Number of Shares	Value

COMMON STOCKS — (Continued)

Media & Entertainment — 10.6%
Activision Blizzard, Inc.(a)	8,904	$405,399
Altice USA, Inc., Class A	2,074	44,550
AMC Networks, Inc., Class A*	2,511	142,524
ANGI Homeservices, Inc., Class A*	2,543	39,264
Discovery, Inc., Class A(a)*	12,898	348,504
Electronic Arts, Inc.*	152	15,448
News Corp., Class A	3,718	46,252
Nexstar Media Group, Inc., Class A(a)	3,664	397,068
Omnicom Group, Inc.	1,547	112,916
Sinclair Broadcast Group, Inc., Class A(a)	8,766	337,316
Sirius XM Holdings, Inc.	8,586	48,683
TEGNA, Inc.	13,910	196,131
Tribune Media Co., Class A(a)	6,661	307,339
TripAdvisor, Inc.*	1,897	97,601
Twitter, Inc.(a)*	3,445	113,272
Viacom, Inc., Class B(a)	11,970	335,998

		2,988,265

Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
AbbVie, Inc.(a)	4,921	396,583
Alexion Pharmaceuticals, Inc.(a)*	1,485	200,742
Amgen, Inc.(a)	400	75,992
Biogen, Inc.(a)*	1,627	384,590
Bristol-Myers Squibb Co.(a)	8,749	417,415
Bruker Corp.	94	3,613
Celgene Corp.(a)*	2,970	280,190
Exelixis, Inc.(a)*	16,067	382,395
Genomic Health, Inc.*	57	3,993
Jazz Pharmaceuticals PLC (Ireland)(a)*	2,046	292,476
Ligand Pharmaceuticals, Inc.(a)*	435	54,684
Mylan NV (Netherlands)*	2,672	75,724
Neurocrine Biosciences, Inc.*	1,519	133,824
Pfizer, Inc.	1,922	81,627
PRA Health Sciences, Inc.*	1,057	116,577
Regeneron Pharmaceuticals, Inc.(a)*	602	247,193

		3,147,618

Retailing — 7.4%
American Eagle Outfitters, Inc.	1,928	42,744
Booking Holdings, Inc.(a)*	228	397,839
Dollar General Corp.	636	75,875
Expedia Group, Inc.	178	21,182
Foot Locker, Inc.(a)	4,926	298,516
Gap, Inc. (The)	7,734	202,476

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.(a)	1,469	$164,572
L Brands, Inc.	1,272	35,082
LKQ Corp.*	2,070	58,747
Macy’s, Inc.(a)	4,757	114,311
Qurate Retail, Inc.(a)*	14,157	226,229
Urban Outfitters, Inc.(a)*	12,203	361,697
Williams-Sonoma, Inc.	1,589	89,413

		2,088,683

Semiconductors & Semiconductor Equipment — 2.7%
KLA-Tencor Corp.(a)	1,372	163,831
Microchip Technology, Inc.	149	12,361
Monolithic Power Systems, Inc.	319	43,221
ON Semiconductor Corp.(a)*	19,718	405,599
Teradyne, Inc.(a)	3,465	138,046

		763,058

Software & Services — 3.3%
Alliance Data Systems Corp.	161	28,172
Alteryx, Inc., Class A*	2,310	193,740
Amdocs, Ltd. (Guernsey)	588	31,817
ANSYS, Inc.*	509	92,999
Atlassian Corp. PLC, Class A (United Kingdom)*	643	72,267
Autodesk, Inc.*	1,122	174,830
CDK Global, Inc.	118	6,941
Conduent, Inc.*	4,412	61,018
Nuance Communications, Inc.*	6,655	112,669
Paychex, Inc.	438	35,128
PayPal Holdings, Inc.(a)*	456	47,351
Qualys, Inc.*	405	33,510
Sabre Corp.	208	4,449
Trade Desk, Inc. (The), Class A*	231	45,726

		940,617

Technology Hardware & Equipment — 8.3%
ARRIS International PLC (United Kingdom)*	148	4,678
Arrow Electronics, Inc.(a)*	3,724	286,971
AVX Corp.	1,966	34,090
Belden, Inc.	42	2,255
Corning, Inc.(a)	8,490	281,019
EchoStar Corp., Class A(a)*	2,552	93,020
F5 Networks, Inc.(a)*	1,868	293,145
Hewlett Packard Enterprise Co.(a)	21,604	333,350
HP, Inc.(a)	16,597	322,480

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil, Inc.(a)	3,547	$94,315
Juniper Networks, Inc.	459	12,150
Littelfuse, Inc.	23	4,197
National Instruments Corp.	6	266
Vishay Intertechnology, Inc.(a)	10,469	193,362
Xerox Corp.(a)	11,507	367,994

		2,323,292

Telecommunication Services — 1.6%
AT&T, Inc.(a)	5,269	165,236
CenturyLink, Inc.(a)	8,504	101,963
Intelsat SA (Luxembourg)*	6,058	94,868
Rogers Communications, Inc., Class B (Canada)	1,334	71,796
Verizon Communications, Inc.(a)	349	20,636

		454,499

Transportation — 3.4%
CH Robinson Worldwide, Inc.(a)	2,153	187,289
CSX Corp.(a)	971	72,650
Genesee & Wyoming, Inc., Class A*	165	14,378
JB Hunt Transport Services, Inc.	51	5,166
Landstar System, Inc.(a)	1,984	217,030
Old Dominion Freight Line, Inc.	808	116,667
Schneider National, Inc., Class B	299	6,294
XPO Logistics, Inc.(a)*	6,409	344,420

		963,894

TOTAL COMMON STOCKS - 97.6% (Cost $27,070,827)		27,470,376

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		683,232

NET ASSETS - 100.0%		$28,153,608

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Over-the-counter total return basket swaps outstanding as of March 31, 2019.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between August 6, 2019 and July 7, 2020, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swaps at March 31, 2019:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,696)	$(211,925)	$(2,393)	$(2,393)
Dorman Products, Inc.	Morgan Stanley	(898)	(82,345)	3,390	3,390
Ford Motor Co.	Morgan Stanley	(35,691)	(309,425)	(7,268)	(7,268)

		(39,285)	(603,695)	(6,271)	(6,271)

Capital Goods
Axon Enterprise, Inc.	Morgan Stanley	(1,175)	(61,596)	(2,225)	(2,225)
CAE, Inc. (Canada)	Morgan Stanley	(1,225)	(25,850)	(1,330)	(1,330)
Chart Industries, Inc.	Morgan Stanley	(860)	(78,463)	759	759
EnerSys	Morgan Stanley	(2,196)	(163,405)	20,239	20,239
HEICO Corp.	Morgan Stanley	(1,871)	(171,094)	(6,094)	(6,094)
Lennox International, Inc.	Morgan Stanley	(288)	(75,368)	(797)	(797)
Nordson Corp.	Morgan Stanley	(2,052)	(258,135)	(14,017)	(14,017)
Pentair PLC (Ireland)	Morgan Stanley	(49)	(2,147)	(83)	(83)
Toro Co. (The)	Morgan Stanley	(3,057)	(195,897)	(14,856)	(14,856)
United Rentals, Inc.	Morgan Stanley	(3,092)	(378,983)	26,353	26,353
United Technologies Corp.	Morgan Stanley	(4,410)	(522,255)	(47,917)	(47,917)
USG Corp.	Morgan Stanley	(7,717)	(332,977)	(555)	(555)
WABCO Holdings, Inc.	Morgan Stanley	(1,909)	(258,346)	7,079	7,079
Watsco, Inc.	Morgan Stanley	(1,553)	(221,824)	(1,134)	(1,134)
Xylem, Inc.	Morgan Stanley	(558)	(41,040)	(3,400)	(3,400)

		(32,012)	(2,787,380)	(37,978)	(37,978)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(11,026)	(76,195)	5,877	5,877
Cintas Corp.	Morgan Stanley	(27)	(5,396)	(103)	(103)
Copart, Inc.	Morgan Stanley	(9,501)	(490,131)	(84,630)	(84,630)
Equifax, Inc.	Morgan Stanley	(5,390)	(557,914)	(81,820)	(81,820)
Insperity, Inc.	Morgan Stanley	(1,239)	(156,987)	3,711	3,711
MSA Safety, Inc.	Morgan Stanley	(128)	(13,294)	81	81
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(4,409)	(119,405)	16,640	16,640
Republic Services, Inc.	Morgan Stanley	(3,998)	(304,141)	(18,140)	(18,140)
Rollins, Inc.	Morgan Stanley	(5,316)	(214,964)	(5,892)	(5,892)
TriNet Group, Inc.	Morgan Stanley	(659)	(40,641)	1,333	1,333
UniFirst Corp.	Morgan Stanley	(101)	(13,976)	(3,262)	(3,262)
Verisk Analytics, Inc.	Morgan Stanley	(2,901)	(359,655)	(26,045)	(26,045)
Waste Connections, Inc. (Canada)	Morgan Stanley	(5,436)	(430,421)	(51,249)	(51,249)

		(50,131)	(2,783,120)	(243,499)	(243,499)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(5)	$(427)	$(6)	$(6)
Mohawk Industries, Inc.	Morgan Stanley	(681)	(86,397)	646	646
Polaris Industries, Inc.	Morgan Stanley	(917)	(79,226)	1,416	1,416
Whirlpool Corp.	Morgan Stanley	(112)	(16,341)	1,429	1,429
Wolverine World Wide, Inc.	Morgan Stanley	(4,876)	(174,684)	313	313

		(6,591)	(357,075)	3,798	3,798

Consumer Services
Boyd Gaming Corp.	Morgan Stanley	(7,112)	(201,748)	7,335	7,335
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(11)	(1,380)	(27)	(27)
Carnival Corp. (Panama)	Morgan Stanley	(6,594)	(335,596)	1,767	1,767
Chipotle Mexican Grill, Inc.	Morgan Stanley	(887)	(474,627)	(154,542)	(154,542)
Churchill Downs, Inc.	Morgan Stanley	(2,042)	(173,058)	(11,021)	(11,021)
Darden Restaurants, Inc.	Morgan Stanley	(356)	(43,057)	(109)	(109)
Dunkin’ Brands Group, Inc.	Morgan Stanley	(730)	(54,323)	(474)	(474)
Eldorado Resorts, Inc.	Morgan Stanley	(3,770)	(169,093)	(6,618)	(6,618)
frontdoor, Inc.	Morgan Stanley	(772)	(27,917)	1,394	1,394
Grand Canyon Education, Inc.	Morgan Stanley	(719)	(82,984)	803	803
Hyatt Hotels Corp., Class A	Morgan Stanley	(2,680)	(196,729)	2,391	2,391
Marriott International, Inc., Class A	Morgan Stanley	(1,944)	(247,424)	4,057	4,057
McDonald’s Corp.	Morgan Stanley	(120)	(22,633)	(116)	(116)
MGM Resorts International	Morgan Stanley	(443)	(11,287)	(164)	(164)
Planet Fitness, Inc., Class A	Morgan Stanley	(5,770)	(366,007)	(29,832)	(29,832)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(4,678)	(109,300)	(11,946)	(11,946)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(1,819)	(117,300)	(1,605)	(1,605)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,445)	(170,846)	4,647	4,647
Starbucks Corp.	Morgan Stanley	(1,482)	(108,994)	(1,014)	(1,014)
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(3,949)	(68,435)	(588)	(588)
Wynn Resorts Ltd.	Morgan Stanley	(1,320)	(148,907)	(9,250)	(9,250)

		(48,643)	(3,131,645)	(204,912)	(204,912)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(47)	(6,021)	(23)	(23)
Kroger Co. (The)	Morgan Stanley	(12,421)	(304,919)	(76)	(76)
Performance Food Group Co.	Morgan Stanley	(5,399)	(207,751)	(5,882)	(5,882)
US Foods Holding Corp.	Morgan Stanley	(10,760)	(367,964)	(6,989)	(6,989)

		(28,627)	(886,655)	(12,970)	(12,970)

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	(323)	(18,393)	(212)	(212)
Brown-Forman Corp., Class B	Morgan Stanley	(6,996)	(340,115)	(29,261)	(29,261)
Coca-Cola Co. (The)	Morgan Stanley	(1,310)	(61,155)	(117)	(117)
Darling Ingredients, Inc.	Morgan Stanley	(7,523)	(157,364)	(5,220)	(5,220)
Flowers Foods, Inc.	Morgan Stanley	(9,279)	(177,514)	(21,705)	(21,705)
J&J Snack Foods Corp.	Morgan Stanley	(31)	(4,907)	(11)	(11)
JM Smucker Co. (The)	Morgan Stanley	(7)	(812)	(28)	(28)
Kellogg Co.	Morgan Stanley	(634)	(36,144)	(173)	(173)
Mondelez International, Inc., Class A	Morgan Stanley	(7,501)	(357,242)	(18,055)	(18,055)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	Morgan Stanley	(4,369)	$(513,921)	$(23,028)	$(23,028)
Philip Morris International, Inc.	Morgan Stanley	(4,240)	(359,729)	(21,465)	(21,465)
Pilgrim’s Pride Corp.	Morgan Stanley	(7,194)	(144,315)	(15,774)	(15,774)
Post Holdings, Inc.	Morgan Stanley	(2,381)	(243,602)	(16,431)	(16,431)
Sanderson Farms, Inc.	Morgan Stanley	(219)	(28,106)	(717)	(717)
Tyson Foods, Inc., Class A	Morgan Stanley	(6,637)	(409,671)	(52,538)	(52,538)

		(58,644)	(2,852,990)	(204,735)	(204,735)

Health Care Equipment & Services
Align Technology, Inc.	Morgan Stanley	(1,378)	(368,578)	(22,549)	(22,549)
Boston Scientific Corp.	Morgan Stanley	(795)	(32,123)	2,325	2,325
Cantel Medical Corp.	Morgan Stanley	(1,537)	(119,230)	16,525	16,525
Cigna Corp.	Morgan Stanley	(3,582)	(656,634)	81,669	81,669
DENTSPLY SIRONA, Inc.	Morgan Stanley	(12,581)	(513,219)	(110,770)	(110,770)
Globus Medical, Inc., Class A	Morgan Stanley	(3,295)	(156,964)	(5,554)	(5,554)
Haemonetics Corp.	Morgan Stanley	(3,366)	(321,867)	28,003	28,003
Hologic, Inc.	Morgan Stanley	(7,643)	(339,742)	(29,552)	(29,552)
ICU Medical, Inc.	Morgan Stanley	(1,370)	(329,927)	2,653	2,653
Intuitive Surgical, Inc.	Morgan Stanley	(819)	(433,348)	(33,157)	(33,157)
Masimo Corp.	Morgan Stanley	(2,456)	(310,940)	(28,124)	(28,124)
Medidata Solutions, Inc.	Morgan Stanley	(2,119)	(146,149)	(8,821)	(8,821)
Neogen Corp.	Morgan Stanley	(806)	(48,602)	2,433	2,433
Quest Diagnostics, Inc.	Morgan Stanley	(1,946)	(172,265)	(2,402)	(2,402)
Stryker Corp.	Morgan Stanley	(526)	(103,261)	(566)	(566)
Teleflex, Inc.	Morgan Stanley	(403)	(107,843)	(14,557)	(14,557)
Varian Medical Systems, Inc.	Morgan Stanley	(2,163)	(281,197)	(24,825)	(24,825)
Wright Medical Group NV (Netherlands)	Morgan Stanley	(2,509)	(80,004)	1,145	1,145

		(49,294)	(4,521,893)	(146,124)	(146,124)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(6,619)	(436,588)	(34,389)	(34,389)
Colgate-Palmolive Co.	Morgan Stanley	(2,958)	(198,864)	(3,820)	(3,820)
Coty, Inc., Class A	Morgan Stanley	(49,660)	(381,257)	(195,129)	(195,129)
Kimberly-Clark Corp.	Morgan Stanley	(1,331)	(164,262)	(347)	(347)
Procter & Gamble Co. (The)	Morgan Stanley	(2,195)	(226,186)	(1,788)	(1,788)
Spectrum Brands Holdings, Inc.	Morgan Stanley	(3,586)	(198,722)	2,647	2,647

		(66,349)	(1,605,879)	(232,826)	(232,826)

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	(357)	(413,951)	(7,654)	(7,654)
Comcast Corp., Class A	Morgan Stanley	(4,420)	(171,986)	(5,054)	(5,054)
Facebook, Inc., Class A	Morgan Stanley	(1,321)	(220,077)	(92)	(92)
IAC/InterActiveCorp.	Morgan Stanley	(547)	(121,077)	6,923	6,923
Madison Square Garden Co. (The), Class A	Morgan Stanley	(12)	(3,495)	(33)	(33)
Netflix, Inc.	Morgan Stanley	(196)	(71,069)	683	683
New York Times Co. (The), Class A	Morgan Stanley	(12,123)	(384,314)	(13,218)	(13,218)
Take-Two Interactive Software, Inc.	Morgan Stanley	(13)	(1,233)	6	6

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Media & Entertainment — (continued)
Zillow Group, Inc., Class C	Morgan Stanley	(951)	$(29,310)	$(3,676)	$(3,676)
Zynga, Inc., Class A	Morgan Stanley	(101,644)	(448,448)	(92,487)	(92,487)

		(121,584)	(1,864,960)	(114,602)	(114,602)

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(1,278)	(100,336)	(3,151)	(3,151)
Allergan PLC (Ireland)	Morgan Stanley	(1,585)	(238,730)	7,054	7,054
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	(551)	(13,496)	(92)	(92)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(1,647)	(474,176)	(28,403)	(28,403)
Bio-Techne Corp.	Morgan Stanley	(1,553)	(272,166)	(36,097)	(36,097)
Catalent, Inc.	Morgan Stanley	(3,256)	(115,725)	(16,510)	(16,510)
Emergent BioSolutions, Inc.	Morgan Stanley	(1,501)	(85,943)	10,270	10,270
Illumina, Inc.	Morgan Stanley	(807)	(249,845)	(422)	(422)
IQVIA Holdings, Inc.	Morgan Stanley	(3,274)	(420,555)	(50,131)	(50,131)
Johnson & Johnson	Morgan Stanley	(991)	(137,826)	(470)	(470)
Nektar Therapeutics	Morgan Stanley	(724)	(27,891)	6,704	6,704
Perrigo Co. PLC (Ireland)	Morgan Stanley	(9,260)	(430,626)	(15,449)	(15,449)
QIAGEN NV (Netherlands)	Morgan Stanley	(9,709)	(369,826)	(24,454)	(24,454)
Repligen Corp.	Morgan Stanley	(276)	(16,335)	56	56
United Therapeutics Corp.	Morgan Stanley	(91)	(11,070)	421	421
Waters Corp.	Morgan Stanley	(159)	(37,676)	(2,800)	(2,800)
Zoetis, Inc.	Morgan Stanley	(5,957)	(562,959)	(35,693)	(35,693)

		(42,619)	(3,565,181)	(189,167)	(189,167)

Retailing
Aaron’s, Inc.	Morgan Stanley	(4,085)	(211,325)	(3,292)	(3,292)
Advance Auto Parts, Inc.	Morgan Stanley	(76)	(12,774)	(192)	(192)
AutoNation, Inc.	Morgan Stanley	(2,485)	(86,618)	(1,988)	(1,988)
AutoZone, Inc.	Morgan Stanley	(202)	(202,193)	(4,308)	(4,308)
CarMax, Inc.	Morgan Stanley	(289)	(20,187)	50	50
Dollar Tree, Inc.	Morgan Stanley	(5,547)	(562,596)	(19,022)	(19,022)
Etsy, Inc.	Morgan Stanley	(3,130)	(218,608)	8,611	8,611
Five Below, Inc.	Morgan Stanley	(1,063)	(131,369)	(9,869)	(9,869)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(712)	(27,645)	(1,655)	(1,655)
GrubHub, Inc.	Morgan Stanley	(6,720)	(532,270)	66,415	66,415
Lowe’s Cos, Inc.	Morgan Stanley	(646)	(70,022)	(568)	(568)
National Vision Holdings, Inc.	Morgan Stanley	(282)	(7,969)	(881)	(881)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(3,874)	(301,512)	(28,501)	(28,501)
O’Reilly Automotive, Inc.	Morgan Stanley	(139)	(54,019)	143	143
Penske Automotive Group, Inc.	Morgan Stanley	(3,655)	(159,295)	(3,687)	(3,687)
Stitch Fix, Inc., Class A	Morgan Stanley	(6,525)	(189,374)	5,522	5,522
Target Corp.	Morgan Stanley	(2,100)	(167,554)	(684)	(684)
Tiffany & Co.	Morgan Stanley	(5,543)	(523,219)	(63,574)	(63,574)
Ulta Beauty, Inc.	Morgan Stanley	(780)	(255,498)	(16,041)	(16,041)

		(47,853)	(3,734,047)	(73,521)	(73,521)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(2,308)	(59,992)	(3,195)	(3,195)
Analog Devices, Inc.	Morgan Stanley	(1,747)	(186,485)	1,651	1,651
Applied Materials, Inc.	Morgan Stanley	(5,953)	(232,761)	(3,306)	(3,306)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Semiconductors & Semiconductor Equipment — (continued)
Broadcom, Inc.	Morgan Stanley	(1,483)	$(438,648)	$(8,186)	$(8,186)
Cabot Microelectronics Corp.	Morgan Stanley	(1,342)	(146,107)	(4,295)	(4,295)
Cypress Semiconductor Corp.	Morgan Stanley	(387)	(5,907)	80	80
First Solar, Inc.	Morgan Stanley	(437)	(22,513)	(539)	(539)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(16,465)	(324,903)	(2,074)	(2,074)
NVIDIA Corp.	Morgan Stanley	(3,339)	(548,924)	(53,727)	(53,727)
QUALCOMM, Inc.	Morgan Stanley	(9,134)	(510,169)	(10,889)	(10,889)
Silicon Laboratories, Inc.	Morgan Stanley	(2,220)	(186,061)	6,894	6,894
Universal Display Corp.	Morgan Stanley	(2,778)	(386,316)	(37,821)	(37,821)
Versum Materials, Inc.	Morgan Stanley	(1,171)	(57,874)	(934)	(934)

		(48,764)	(3,106,660)	(116,341)	(116,341)

Software & Services
Adobe, Inc.	Morgan Stanley	(626)	(164,882)	(1,638)	(1,638)
Black Knight, Inc.	Morgan Stanley	(8)	(436)	—	—
Blackbaud, Inc.	Morgan Stanley	(2,390)	(161,390)	(29,157)	(29,157)
Broadridge Financial Solutions, Inc.	Morgan Stanley	(3,334)	(335,522)	(10,776)	(10,776)
CACI International, Inc., Class A	Morgan Stanley	(203)	(35,989)	(931)	(931)
Cadence Design Systems, Inc.	Morgan Stanley	(824)	(46,803)	(5,445)	(5,445)
Ceridian HCM Holding, Inc.	Morgan Stanley	(1,571)	(73,798)	(6,660)	(6,660)
CoreLogic, Inc.	Morgan Stanley	(3,606)	(132,997)	(1,119)	(1,119)
Ellie Mae, Inc.	Morgan Stanley	(2,265)	(216,835)	(6,299)	(6,299)
Fair Isaac Corp.	Morgan Stanley	(287)	(61,158)	(16,689)	(16,689)
First Data Corp., Class A	Morgan Stanley	(988)	(25,776)	(165)	(165)
Fiserv, Inc.	Morgan Stanley	(2,426)	(208,363)	(5,421)	(5,421)
Gartner, Inc.	Morgan Stanley	(141)	(21,121)	(229)	(229)
Global Payments, Inc.	Morgan Stanley	(3,184)	(389,413)	(44,576)	(44,576)
GoDaddy, Inc., Class A	Morgan Stanley	(3,584)	(265,628)	(3,363)	(3,363)
Guidewire Software, Inc.	Morgan Stanley	(3,335)	(312,108)	(11,346)	(11,346)
Intuit, Inc.	Morgan Stanley	(1,385)	(312,174)	(49,303)	(49,303)
Jack Henry & Associates, Inc.	Morgan Stanley	(95)	(13,117)	(41)	(41)
Leidos Holdings, Inc.	Morgan Stanley	(2,490)	(158,782)	(1,146)	(1,146)
LogMein, Inc.	Morgan Stanley	(2,101)	(186,750)	18,154	18,154
Manhattan Associates, Inc.	Morgan Stanley	(3,313)	(154,651)	(27,645)	(27,645)
MAXIMUS, Inc.	Morgan Stanley	(2,933)	(208,536)	527	527
Paycom Software, Inc.	Morgan Stanley	(537)	(100,045)	(1,335)	(1,335)
RealPage, Inc.	Morgan Stanley	(1,056)	(63,324)	(1,406)	(1,406)
Science Applications International Corp.	Morgan Stanley	(200)	(15,515)	151	151
Symantec Corp.	Morgan Stanley	(2,167)	(49,679)	(50)	(50)
Synopsys, Inc.	Morgan Stanley	(2,151)	(217,461)	(29,827)	(29,827)
Teradata Corp.	Morgan Stanley	(6,978)	(287,415)	(16,645)	(16,645)
Tyler Technologies, Inc.	Morgan Stanley	(1,783)	(352,699)	(11,096)	(11,096)
Ultimate Software Group, Inc. (The)	Morgan Stanley	(512)	(146,813)	(24,326)	(24,326)
Verint Systems, Inc.	Morgan Stanley	(27)	(1,581)	(35)	(35)
Visa, Inc., Class A	Morgan Stanley	(80)	(12,369)	(191)	(191)
VMware, Inc., Class A	Morgan Stanley	(544)	(96,418)	(1,603)	(1,603)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software & Services — (continued)
WEX, Inc.	Morgan Stanley	(159)	$(30,188)	$(285)	$(285)

		(57,283)	(4,859,736)	(289,916)	(289,916)

Technology Hardware & Equipment
Ciena Corp.	Morgan Stanley	(788)	(32,242)	2,941	2,941
Cognex Corp.	Morgan Stanley	(8,006)	(341,371)	(65,579)	(65,579)
Coherent, Inc.	Morgan Stanley	(1,611)	(208,849)	(19,077)	(19,077)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(3,597)	(231,827)	5,629	5,629
IPG Photonics Corp.	Morgan Stanley	(2,069)	(288,022)	(25,480)	(25,480)
Lumentum Holdings, Inc.	Morgan Stanley	(7,973)	(387,942)	(62,136)	(62,136)
Novanta, Inc. (Canada)	Morgan Stanley	(623)	(52,182)	(510)	(510)
SYNNEX Corp.	Morgan Stanley	(3,257)	(287,511)	(24,141)	(24,141)
Western Digital Corp.	Morgan Stanley	(288)	(14,035)	(445)	(445)

		(28,212)	(1,843,981)	(188,798)	(188,798)

Telecommunication Services
Iridium Communications, Inc.	Morgan Stanley	(2,538)	(58,239)	(8,760)	(8,760)
Vonage Holdings Corp.	Morgan Stanley	(16,394)	(163,483)	(812)	(812)

		(18,932)	(221,722)	(9,572)	(9,572)

Transportation
Canadian National Railway Co. (Canada)	Morgan Stanley	(3,778)	(315,402)	(23,572)	(23,572)
Kansas City Southern	Morgan Stanley	(342)	(39,047)	(588)	(588)
Kirby Corp.	Morgan Stanley	(1,815)	(138,031)	1,881	1,881
Ryder System, Inc.	Morgan Stanley	(4,133)	(234,665)	(22,620)	(22,620)
United Parcel Service, Inc., Class B	Morgan Stanley	(763)	(84,030)	(1,273)	(1,273)

		(10,831)	(811,175)	(46,172)	(46,172)

			$(39,537,794)	$(2,113,606)	$(2,113,606)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 89.8%
COMMON STOCKS — 30.0%
Automobiles & Components — 1.2%
BorgWarner, Inc.†	1,406	$54,004
Dana, Inc.†	1,325	23,505
Fiat Chrysler Automobiles NV (Netherlands)†*	3,668	54,470
General Motors Co.†	909	33,724
Lear Corp.†	261	35,420
Magna International, Inc. (Canada)†	889	43,285

		244,408

Capital Goods — 5.6%
Acuity Brands, Inc.	8	960
AGCO Corp.†	256	17,805
Allison Transmission Holdings, Inc.†	1,441	64,730
Arconic, Inc.†	2,204	42,118
Boeing Co. (The)†	86	32,802
BWX Technologies, Inc.†	504	24,988
Carlisle Cos., Inc.†	267	32,740
Caterpillar, Inc.†	553	74,926
Cummins, Inc.†	249	39,310
Curtiss-Wright Corp.†	209	23,688
Dover Corp.†	418	39,208
Eaton Corp. PLC (Ireland)†	312	25,135
Gardner Denver Holdings, Inc.†*	1,349	37,516
General Dynamics Corp.†	61	10,326
GrafTech International Ltd.†	3,208	41,030
HD Supply Holdings, Inc.†*	705	30,562
Hexcel Corp.†	477	32,989
Honeywell International, Inc.†	262	41,637
Hubbell, Inc.†	23	2,714
Huntington Ingalls Industries, Inc.†	80	16,576
Ingersoll-Rand PLC (Ireland)†	473	51,060
ITT, Inc.†	691	40,078
John Bean Technologies Corp.†	302	27,751
L3 Technologies, Inc.†	106	21,875
Lockheed Martin Corp.†	3	900
Masco Corp.†	642	25,237
Moog, Inc., Class A†	87	7,565
Navistar International Corp.†*	1,193	38,534
Oshkosh Corp.†	121	9,091
Parker-Hannifin Corp.†	106	18,192
Raytheon Co.†	248	45,156
Regal Beloit Corp.†	449	36,760
Rexnord Corp.†*	1,353	34,014

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc., Class A†	47	$4,302
Stanley Black & Decker, Inc.†	370	50,383
Teledyne Technologies, Inc.†*	5	1,185
Timken Co. (The)†	986	43,009
Trex Co., Inc.†*	295	18,148
Univar, Inc.†*	1,072	23,756
Wabtec Corp.†	338	24,917
Woodward, Inc.†	10	949

		1,154,622

Commercial & Professional Services — 0.7%
ASGN, Inc.†*	233	14,793
Brink’s Co. (The)†	174	13,121
Clean Harbors, Inc.†*	325	23,247
FTI Consulting, Inc.†*	60	4,609
ManpowerGroup, Inc.†	270	22,326
Ritchie Bros Auctioneers, Inc. (Canada)†	196	6,664
Robert Half International, Inc.†	756	49,261
Tetra Tech, Inc.†	201	11,978

		145,999

Consumer Durables & Apparel — 3.1%
BRP, Inc., sub-voting shares (Canada)†	53	1,471
Canada Goose Holdings, Inc. (Canada)†*	1,199	57,576
Carter’s, Inc.†	554	55,838
Columbia Sportswear Co.†	316	32,921
Deckers Outdoor Corp.†*	512	75,259
Gildan Activewear, Inc. (Canada)†	1,006	36,186
Hanesbrands, Inc.†	4,573	81,765
Leggett & Platt, Inc.†	261	11,019
Lululemon Athletica, Inc.*	41	6,719
Newell Brands, Inc.†	497	7,624
PVH Corp.	25	3,049
Skechers U.S.A., Inc., Class A†*	2,616	87,924
Steven Madden Ltd.†	1	34
Tapestry, Inc.†	1,584	51,464
Tempur Sealy International, Inc.†*	791	45,617
Under Armour, Inc., Class C†*	3,439	64,894
VF Corp.†	331	28,767

		648,127

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — 0.8%
Aramark†	1,545	$45,655
Laureate Education, Inc., Class A†*	32	479
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	452	24,842
ServiceMaster Global Holdings, Inc.†*	40	1,868
Six Flags Entertainment Corp.†	1,353	66,771
Wyndham Hotels & Resorts, Inc.†	516	25,795

		165,410

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings, Inc.†*	562	15,399
Kroger Co. (The)†	28	689
Walgreens Boots Alliance, Inc.†	1,118	70,736

		86,824

Food, Beverage & Tobacco — 0.6%
Boston Beer Co., Inc. (The), Class A*	9	2,653
Campbell Soup Co.†	1,359	51,819
General Mills, Inc.†	10	518
Monster Beverage Corp.†*	240	13,099
TreeHouse Foods, Inc.†*	708	45,701

		113,790

Health Care Equipment & Services — 1.6%
Amedisys, Inc.†*	71	8,751
AmerisourceBergen Corp.†	467	37,136
Cardinal Health, Inc.†	1,553	74,777
CVS Health Corp.†	924	49,831
Encompass Health Corp.†	101	5,898
HCA Healthcare, Inc.†	177	23,077
Henry Schein, Inc.†*	839	50,432
Integer Holdings Corp.†*	30	2,263
LHC Group, Inc.†*	70	7,760
LivaNova PLC (United Kingdom)†*	664	64,574
Masimo Corp.†*	2	277

		324,776

Household & Personal Products — 0.1%
Energizer Holdings, Inc.†	657	29,519

Media & Entertainment — 3.4%
Activision Blizzard, Inc.†	1,607	73,167
AMC Networks, Inc., Class A†*	585	33,205
ANGI Homeservices, Inc., Class A†*	41	633
Discovery, Inc., Class A†*	2,857	77,196
DISH Network Corp., Class A†*	739	23,419
Electronic Arts, Inc.†*	698	70,938

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
News Corp., Class A†	1,623	$20,190
Nexstar Media Group, Inc., Class A†	870	94,282
Omnicom Group, Inc.†	211	15,401
Sinclair Broadcast Group, Inc., Class A†	2,309	88,850
Sirius XM Holdings, Inc.	219	1,242
TEGNA, Inc.†	3,722	52,480
Tribune Media Co., Class A†	1,693	78,115
TripAdvisor, Inc.†*	91	4,682
Viacom, Inc., Class B†	2,546	71,466

		705,266

Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
AbbVie, Inc.†	938	75,593
Alexion Pharmaceuticals, Inc.†*	418	56,505
Biogen, Inc.†*	339	80,133
Bristol-Myers Squibb Co.†	1,948	92,939
Celgene Corp.†*	740	69,812
Exelixis, Inc.†*	3,774	89,821
Genomic Health, Inc.†*	12	841
Jazz Pharmaceuticals PLC (Ireland)†*	519	74,191
Mylan NV (Netherlands)†*	20	567
Neurocrine Biosciences, Inc.†*	174	15,329
PRA Health Sciences, Inc.†*	141	15,551
Regeneron Pharmaceuticals, Inc.†*	95	39,009
Syneos Health, Inc.†*	233	12,060

		622,351

Retailing — 2.4%
American Eagle Outfitters, Inc.†	83	1,840
Best Buy Co., Inc.†	324	23,023
Booking Holdings, Inc.†*	44	76,776
Dick’s Sporting Goods, Inc.†	293	10,785
Dollar General Corp.†	111	13,242
Etsy, Inc.†*	14	941
Foot Locker, Inc.†	1,164	70,538
Gap, Inc. (The)†	1,827	47,831
Genuine Parts Co.†	338	37,866
L Brands, Inc.	321	8,853
LKQ Corp.†*	457	12,970
Macy’s, Inc.†	786	18,888
Qurate Retail, Inc.†*	3,496	55,866
Urban Outfitters, Inc.†*	2,963	87,823
Williams-Sonoma, Inc.	332	18,682

		485,924

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.†*	585	$14,929
Integrated Device Technology, Inc.†*	64	3,135
KLA-Tencor Corp.†	820	97,916
Micron Technology, Inc.†*	519	21,450
MKS Instruments, Inc.†	56	5,211
ON Semiconductor Corp.†*	3,801	78,187
Teradyne, Inc.†	972	38,724
Versum Materials, Inc.†	875	44,021

		303,573

Software & Services — 1.0%
Accenture PLC, Class A (Ireland)†	54	9,505
Alteryx, Inc., Class A†*	293	24,574
Amdocs, Ltd. (Guernsey)†	8	433
ANSYS, Inc.†*	65	11,876
Autodesk, Inc.†*	97	15,115
CDK Global, Inc.†	155	9,117
Conduent, Inc.†*	509	7,039
DXC Technology Co.†	93	5,981
Euronet Worldwide, Inc.†*	61	8,698
Nuance Communications, Inc.†*	1,234	20,892
Paychex, Inc.	128	10,266
PayPal Holdings, Inc.†*	620	64,381
Qualys, Inc.*	6	496
WEX, Inc.†*	100	19,199

		207,572

Technology Hardware & Equipment — 2.9%
Arrow Electronics, Inc.†*	874	67,350
Avnet, Inc.†	175	7,590
AVX Corp.†	631	10,942
Belden, Inc.†	3	161
CDW Corp.†	57	5,493
Cisco Systems, Inc.†	71	3,833
CommScope Holding Co., Inc.†*	535	11,626
Corning, Inc.†	1,549	51,272
EchoStar Corp., Class A†*	692	25,223
F5 Networks, Inc.†*	363	56,966
Hewlett Packard Enterprise Co.†	4,030	62,183
HP, Inc.†	2,908	56,502
Jabil, Inc.†	306	8,137
Motorola Solutions, Inc.†	41	5,757
NetApp, Inc.†	121	8,390
Tech Data Corp.†*	242	24,783
Ubiquiti Networks, Inc.†	2	299

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vishay Intertechnology, Inc.†	3,486	$64,386
Xerox Corp.†	2,942	94,085
Zebra Technologies Corp., Class A†*	189	39,601

		604,579

Telecommunication Services — 0.5%
AT&T, Inc.†	638	20,008
CenturyLink, Inc.†	2,040	24,460
Intelsat SA (Luxembourg)†*	800	12,528
Rogers Communications, Inc., Class B (Canada)†	394	21,205
Verizon Communications, Inc.†	257	15,196

		93,397

Transportation — 1.2%
CH Robinson Worldwide, Inc.†	318	27,663
CSX Corp.†	1,100	82,302
Expeditors International of Washington, Inc.†	13	987
Genesee & Wyoming, Inc., Class A†*	54	4,706
Landstar System, Inc.†	409	44,741
Old Dominion Freight Line, Inc.†	65	9,385
Schneider National, Inc., Class B†	455	9,578
XPO Logistics, Inc.†*	1,132	60,834

		240,196

TOTAL COMMON STOCKS (Cost $5,807,290)		6,176,333

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 58.9%
Gotham Neutral 500 Fund	633,265	7,105,239
Gotham Neutral Fund*	492,304	5,026,424

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $12,174,027)		12,131,663

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill — 0.9%
United States Treasury Bill 2.23% 04/25/2019†(b)	$200,000	$199,709

TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,709)		199,709

TOTAL LONG POSITIONS - 89.8%		18,507,705

(Cost $18,181,026)

	Number of Shares

SHORT POSITIONS — (30.0)%
COMMON STOCKS — (30.0)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)	(264)	(20,985)
Dorman Products, Inc.*	(78)	(6,871)
Ford Motor Co.	(5,534)	(48,589)

		(76,445)

Capital Goods — (2.6)%
Axon Enterprise, Inc.*	(186)	(10,120)
CAE, Inc. (Canada)	(396)	(8,771)
Chart Industries, Inc.*	(249)	(22,540)
EnerSys	(731)	(47,632)
HEICO Corp.	(382)	(36,240)
Lennox International, Inc.	(41)	(10,840)
Nordson Corp.	(528)	(69,971)
Toro Co. (The)	(441)	(30,358)
United Rentals, Inc.*	(492)	(56,211)
United Technologies Corp.	(582)	(75,014)
USG Corp.	(2,040)	(88,332)
WABCO Holdings, Inc.*	(344)	(45,350)
Watsco, Inc.	(209)	(29,931)

		(531,310)

Commercial & Professional Services — (2.3)%
ADT, Inc.	(2,768)	(17,688)
Copart, Inc.*	(1,607)	(97,368)
Equifax, Inc.	(855)	(101,318)
Insperity, Inc.	(217)	(26,834)
MSA Safety, Inc.	(9)	(931)
Nielsen Holdings PLC (United Kingdom)	(672)	(15,906)
Republic Services, Inc.	(456)	(36,653)
Rollins, Inc.	(965)	(40,163)
TriNet Group, Inc.*	(137)	(8,184)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	(452)	$(60,116)
Waste Connections, Inc. (Canada)	(809)	(71,669)

		(476,830)

Consumer Durables & Apparel — (0.2)%
Polaris Industries, Inc.	(52)	(4,390)
Wolverine World Wide, Inc.	(1,108)	(39,589)

		(43,979)

Consumer Services — (2.6)%
Boyd Gaming Corp.	(1,689)	(46,211)
Carnival Corp. (Panama)	(1,293)	(65,581)
Chipotle Mexican Grill, Inc.*	(130)	(92,340)
Churchill Downs, Inc.	(613)	(55,329)
Darden Restaurants, Inc.	(12)	(1,458)
Dunkin’ Brands Group, Inc.	(53)	(3,980)
Eldorado Resorts, Inc.*	(681)	(31,796)
frontdoor, Inc.*	(134)	(4,612)
Grand Canyon Education, Inc.*	(81)	(9,275)
Hyatt Hotels Corp., Class A	(447)	(32,439)
Marriott International, Inc., Class A	(203)	(25,393)
Planet Fitness, Inc., Class A*	(952)	(65,421)
Red Rock Resorts, Inc., Class A	(1,452)	(37,534)
Restaurant Brands International, Inc. (Canada)	(39)	(2,539)
Royal Caribbean Cruises Ltd. (Liberia)	(173)	(19,829)
Stars Group, Inc. (The), (Canada)*	(640)	(11,206)
Wynn Resorts Ltd.	(199)	(23,745)

		(528,688)

Food & Staples Retailing — (0.5)%
Performance Food Group Co.*	(1,590)	(63,028)
US Foods Holding Corp.*	(1,418)	(49,502)

		(112,530)

Food, Beverage & Tobacco — (2.1)%
Brown-Forman Corp., Class B	(996)	(52,569)
Darling Ingredients, Inc.*	(1,798)	(38,927)
Flowers Foods, Inc.	(2,685)	(57,244)
J&J Snack Foods Corp.	(1)	(159)
Mondelez International, Inc., Class A	(796)	(39,736)
PepsiCo, Inc.	(486)	(59,559)
Philip Morris International, Inc.	(421)	(37,212)
Pilgrim’s Pride Corp.*	(2,188)	(48,771)
Post Holdings, Inc.*	(345)	(37,743)
Sanderson Farms, Inc.	(57)	(7,515)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	(835)	$(57,974)

		(437,409)

Health Care Equipment & Services — (3.3)%
Align Technology, Inc.*	(214)	(60,847)
Cantel Medical Corp.	(523)	(34,983)
Cigna Corp.	(474)	(76,229)
DENTSPLY SIRONA, Inc.	(1,919)	(95,163)
Globus Medical, Inc., Class A*	(674)	(33,302)
Haemonetics Corp.*	(958)	(83,806)
Hologic, Inc.*	(1,035)	(50,094)
ICU Medical, Inc.*	(239)	(57,200)
Intuitive Surgical, Inc.*	(114)	(65,046)
Medidata Solutions, Inc.*	(282)	(20,654)
Neogen Corp.*	(195)	(11,191)
Quest Diagnostics, Inc.	(256)	(23,020)
Stryker Corp.	(34)	(6,716)
Teleflex, Inc.	(11)	(3,324)
Varian Medical Systems, Inc.*	(277)	(39,256)
Wright Medical Group NV (Netherlands)*	(363)	(11,416)

		(672,247)

Household & Personal Products — (1.2)%
Church & Dwight Co., Inc.	(926)	(65,959)
Colgate-Palmolive Co.	(341)	(23,372)
Coty, Inc., Class A	(7,761)	(89,252)
Kimberly-Clark Corp.	(134)	(16,603)
Procter & Gamble Co. (The)	(92)	(9,573)
Spectrum Brands Holdings, Inc.	(775)	(42,455)

		(247,214)

Media & Entertainment — (1.2)%
Alphabet, Inc., Class A*	(41)	(48,253)
Comcast Corp., Class A	(43)	(1,719)
Facebook, Inc., Class A*	(74)	(12,335)
IAC/InterActiveCorp.*	(32)	(6,724)
New York Times Co. (The), Class A	(1,897)	(62,316)
Zillow Group, Inc., Class C*	(417)	(14,487)
Zynga, Inc., Class A*	(19,930)	(106,227)

		(252,061)

Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
Agilent Technologies, Inc.	(19)	(1,527)
Allergan PLC (Ireland)	(116)	(16,984)
Bio-Rad Laboratories, Inc., Class A*	(284)	(86,813)
Bio-Techne Corp.	(439)	(87,163)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Catalent, Inc.*	(264)	$(10,716)
Emergent BioSolutions, Inc.*	(525)	(26,523)
Illumina, Inc.*	(112)	(34,797)
IQVIA Holdings, Inc.*	(448)	(64,445)
Johnson & Johnson	(3)	(419)
Perrigo Co. PLC (Ireland)	(1,817)	(87,507)
QIAGEN NV (Netherlands)*	(2,141)	(87,096)
Repligen Corp.*	(88)	(5,199)
Zoetis, Inc.	(887)	(89,294)

		(598,483)

Retailing — (2.4)%
Aaron’s, Inc.	(867)	(45,604)
AutoNation, Inc.*	(400)	(14,288)
AutoZone, Inc.*	(13)	(13,314)
CarMax, Inc.*	(42)	(2,932)
Dollar Tree, Inc.*	(749)	(78,675)
Floor & Decor Holdings, Inc., Class A*	(102)	(4,204)
GrubHub, Inc.*	(1,142)	(79,335)
National Vision Holdings, Inc.*	(223)	(7,009)
Ollie’s Bargain Outlet Holdings, Inc.*	(466)	(39,764)
Penske Automotive Group, Inc.	(889)	(39,694)
Stitch Fix, Inc., Class A*	(1,632)	(46,071)
Target Corp.	(145)	(11,638)
Tiffany & Co.	(841)	(88,768)
Ulta Beauty, Inc.*	(97)	(33,827)

		(505,123)

Semiconductors & Semiconductor Equipment — (2.1)%
Analog Devices, Inc.	(107)	(11,264)
Applied Materials, Inc.	(721)	(28,595)
Broadcom, Inc.	(167)	(50,219)
Cabot Microelectronics Corp.	(286)	(32,021)
Marvell Technology Group Ltd. (Bermuda)	(2,104)	(41,849)
NVIDIA Corp.	(473)	(84,932)
QUALCOMM, Inc.	(1,009)	(57,543)
Silicon Laboratories, Inc.*	(541)	(43,745)
Universal Display Corp.	(517)	(79,023)

		(429,191)

Software & Services — (3.6)%
Adobe, Inc.*	(32)	(8,528)
Blackbaud, Inc.	(740)	(59,000)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	(495)	$(51,327)
Cadence Design Systems, Inc.*	(1)	(64)
Ceridian HCM Holding, Inc.*	(276)	(14,159)
CoreLogic, Inc.*	(870)	(32,416)
Ellie Mae, Inc.*	(373)	(36,811)
Fair Isaac Corp.*	(2)	(543)
Fiserv, Inc.*	(184)	(16,244)
Global Payments, Inc.	(441)	(60,205)
GoDaddy, Inc., Class A*	(497)	(37,369)
Guidewire Software, Inc.*	(690)	(67,040)
Intuit, Inc.	(162)	(42,348)
Leidos Holdings, Inc.	(356)	(22,816)
LogMeIn, Inc.	(137)	(10,974)
Manhattan Associates, Inc.*	(1,024)	(56,433)
MAXIMUS, Inc.	(714)	(50,680)
Paycom Software, Inc.*	(93)	(17,589)
RealPage, Inc.*	(25)	(1,517)
Science Applications International Corp.	(46)	(3,540)
Symantec Corp.	(149)	(3,426)
Synopsys, Inc.*	(284)	(32,703)
Teradata Corp.*	(1,051)	(45,876)
Tyler Technologies, Inc.*	(256)	(52,326)
Ultimate Software Group, Inc. (The)*	(27)	(8,914)
VMware, Inc., Class A	(26)	(4,693)

		(737,541)

Technology Hardware & Equipment — (1.8)%
Cognex Corp.	(1,334)	(67,847)
Coherent, Inc.*	(331)	(46,909)
Dolby Laboratories, Inc., Class A	(972)	(61,207)
IPG Photonics Corp.*	(358)	(54,337)
Lumentum Holdings, Inc.*	(1,534)	(86,732)
Novanta, Inc. (Canada)*	(152)	(12,879)
SYNNEX Corp.	(524)	(49,984)

		(379,895)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (0.3)%
Iridium Communications, Inc.*	(767)	$(20,279)
Vonage Holdings Corp.*	(4,349)	(43,664)

		(63,943)

Transportation — (0.5)%
Canadian National Railway Co. (Canada)	(472)	(42,235)
Kirby Corp.*	(202)	(15,172)
Ryder System, Inc.	(673)	(41,719)
United Parcel Service, Inc., Class B	(2)	(223)

		(99,349)

TOTAL COMMON STOCK (Proceeds $5,897,202)		(6,192,238)

TOTAL SECURITIES SOLD SHORT - (30.0)%		(6,192,238)

(Proceeds $5,897,202)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.2%		8,291,627

NET ASSETS - 100.0%		$20,607,094

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	74	$5,882
BorgWarner, Inc.	59	2,266

		8,148

Banks — 4.2%
Bank of America Corp.	510	14,071
Citizens Financial Group, Inc.	132	4,290
Comerica, Inc.	47	3,446
Fifth Third Bancorp	181	4,565
Huntington Bancshares, Inc.	108	1,369
KeyCorp.	288	4,536
M&T Bank Corp.	10	1,570
Regions Financial Corp.	147	2,080
SunTrust Banks, Inc.	128	7,584
SVB Financial Group*	14	3,113
Zions Bancorp NA	52	2,361

		48,985

Capital Goods — 14.5%
3M Co.	2	416
A.O. Smith Corp.	48	2,559
Arconic, Inc.	136	2,599
Cummins, Inc.	45	7,104
Dover Corp.	43	4,033
Eaton Corp. PLC (Ireland)	123	9,909
Flowserve Corp.	36	1,625
Fluor Corp.	40	1,472
Fortive Corp.	99	8,305
Fortune Brands Home & Security, Inc.	40	1,904
General Dynamics Corp.	82	13,881
Honeywell International, Inc.	121	19,229
Illinois Tool Works, Inc.	93	13,348
Ingersoll-Rand PLC (Ireland)	69	7,449
Johnson Controls International PLC (Ireland)	258	9,531
Lockheed Martin Corp.	28	8,404
Masco Corp.	86	3,381
Northrop Grumman Corp.	46	12,402
Pentair PLC (Ireland)	49	2,181
Raytheon Co.	80	14,566
Snap-on, Inc.	16	2,504
Stanley Black & Decker, Inc.	43	5,855
Textron, Inc.	67	3,394
TransDigm Group, Inc.*	14	6,356
Wabtec Corp.	27	1,990

	Number Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	7	$2,106

		166,503

Commercial & Professional Services — 1.0%
Nielsen Holdings PLC (United Kingdom)	101	2,391
Robert Half International, Inc.	34	2,215
Waste Management, Inc.	72	7,482

		12,088

Consumer Durables & Apparel — 3.4%
Capri Holdings Ltd. (British Virgin Islands)*	43	1,967
Garmin Ltd. (Switzerland)	54	4,663
Hanesbrands, Inc.	103	1,842
Hasbro, Inc.	36	3,061
Leggett & Platt, Inc.	37	1,562
Mattel, Inc.*	98	1,274
Newell Brands, Inc.	131	2,010
PVH Corp.	21	2,561
Ralph Lauren Corp.	22	2,853
Tapestry, Inc.	82	2,664
Under Armour, Inc., Class C*	126	2,378
VF Corp.	112	9,734
Whirlpool Corp.	18	2,392

		38,961

Consumer Services — 1.1%
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	61	3,353
Yum! Brands, Inc.	89	8,883

		12,236

Diversified Financials — 6.7%
Affiliated Managers Group, Inc.	16	1,714
Ameriprise Financial, Inc.	40	5,124
Berkshire Hathaway, Inc., Class B*	46	9,241
BlackRock, Inc.	45	19,232
Capital One Financial Corp.	2	163
Discover Financial Services	93	6,618
Franklin Resources, Inc.	148	4,905
Invesco Ltd. (Bermuda)	117	2,259
Moody’s Corp.	38	6,881
Raymond James Financial, Inc.	1	80
S&P Global, Inc.	27	5,685
State Street Corp.	107	7,042
Synchrony Financial	38	1,212

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.	68	$6,808

		76,964

Energy — 8.0%
ConocoPhillips	222	14,816
Devon Energy Corp.	146	4,608
Halliburton Co.	245	7,178
Hess Corp.	28	1,686
HollyFrontier Corp.	50	2,463
Kinder Morgan, Inc.	624	12,486
National Oilwell Varco, Inc.	108	2,877
Occidental Petroleum Corp.	213	14,101
Phillips 66	130	12,372
Schlumberger Ltd. (Curacao)	390	16,992
TechnipFMC PLC (United Kingdom)	102	2,399

		91,978

Food & Staples Retailing — 2.3%
Sysco Corp.	146	9,747
Walgreens Boots Alliance, Inc.	258	16,324

		26,071

Food, Beverage & Tobacco — 3.4%
Archer-Daniels-Midland Co.	125	5,391
Coca-Cola Co. (The)	14	656
Constellation Brands, Inc., Class A	36	6,312
General Mills, Inc.	139	7,193
Hershey Co. (The)	23	2,641
Kraft Heinz Co. (The)	127	4,147
McCormick & Co., Inc., non-voting shares	38	5,724
Tyson Foods, Inc., Class A	99	6,874

		38,938

Health Care Equipment & Services — 3.6%
Cardinal Health, Inc.	85	4,093
CVS Health Corp.	127	6,849
HCA Healthcare, Inc.	94	12,256
Henry Schein, Inc.*	43	2,585
Humana, Inc.	3	798
Laboratory Corp. of America Holdings*	29	4,436
Quest Diagnostics, Inc.	39	3,507
UnitedHealth Group, Inc.	27	6,676

		41,200

Household & Personal Products — 0.3%
Colgate-Palmolive Co.	6	411

	Number Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)	27	$2,809

		3,220

Insurance — 4.2%
Aflac, Inc.	87	4,350
Allstate Corp. (The)	42	3,956
Aon PLC (United Kingdom)	69	11,778
Brighthouse Financial, Inc.*	8	290
Hartford Financial Services Group, Inc. (The)	8	398
Lincoln National Corp.	38	2,231
Loews Corp.	69	3,307
Marsh & McLennan Cos., Inc.	143	13,428
Progressive Corp. (The)	65	4,686
Torchmark Corp.	19	1,557
Travelers Cos., Inc. (The)	3	411
Unum Group	59	1,996

		48,388

Materials — 2.7%
Avery Dennison Corp.	25	2,825
Ball Corp.	96	5,555
Celanese Corp.	35	3,451
Eastman Chemical Co.	40	3,035
Ecolab, Inc.	4	706
International Paper Co.	115	5,321
Nucor Corp.	87	5,076
Packaging Corp. of America	27	2,683
Sealed Air Corp.	44	2,027

		30,679

Media & Entertainment — 2.5%
Activision Blizzard, Inc.	76	3,460
Discovery, Inc., Class A*	196	5,296
DISH Network Corp., Class A*	129	4,088
Interpublic Group of Cos., Inc. (The)	105	2,206
Omnicom Group, Inc.	63	4,598
Viacom, Inc., Class B	114	3,200
Walt Disney Co. (The)	55	6,107

		28,955

Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
AbbVie, Inc.	65	5,238
Amgen, Inc.	49	9,309
Biogen, Inc.*	55	13,001
Bristol-Myers Squibb Co.	213	10,162
Celgene Corp.*	191	18,019

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.	93	$6,046
Merck & Co., Inc.	57	4,741
Pfizer, Inc.	359	15,247
Waters Corp.*	4	1,007

		82,770

Real Estate — 3.0%
Apartment Investment & Management Co., Class A, REIT	41	2,062
AvalonBay Communities, Inc., REIT	12	2,409
CBRE Group, Inc., Class A*	97	4,797
Duke Realty Corp., REIT	15	459
Equity Residential, REIT	35	2,636
HCP, Inc., REIT	1	31
Host Hotels & Resorts, Inc., REIT	98	1,852
Kimco Realty Corp., REIT	20	370
Realty Income Corp., REIT	69	5,076
Simon Property Group, Inc., REIT	7	1,275
SL Green Realty Corp., REIT	24	2,158
UDR, Inc., REIT	78	3,546
Ventas, Inc., REIT	14	893
Welltower, Inc., REIT	58	4,501
Weyerhaeuser Co., REIT	101	2,660

		34,725

Retailing — 6.5%
Advance Auto Parts, Inc.	3	512
AutoZone, Inc.*	6	6,145
Best Buy Co., Inc.	76	5,401
Booking Holdings, Inc.*	4	6,980
Dollar General Corp.	26	3,102
eBay, Inc.	270	10,028
Foot Locker, Inc.	31	1,879
Gap, Inc. (The)	105	2,749
Genuine Parts Co.	42	4,705
Kohl’s Corp.	47	3,232
L Brands, Inc.	76	2,096
LKQ Corp.*	88	2,497
Macy’s, Inc.	87	2,091
Nordstrom, Inc.	46	2,041
Tiffany & Co.	34	3,589
TJX Cos., Inc. (The)	309	16,442
Tractor Supply Co.	18	1,760

		75,249

	Number Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.1%
Applied Materials, Inc.	271	$10,748
Intel Corp.	129	6,927
KLA-Tencor Corp.	43	5,135
Lam Research Corp.	45	8,055
Microchip Technology, Inc.	68	5,641
Micron Technology, Inc.*	331	13,680
Qorvo, Inc.*	35	2,511
Skyworks Solutions, Inc.	50	4,124
Texas Instruments, Inc.	96	10,183
Xilinx, Inc.	22	2,789

		69,793

Software & Services — 7.3%
Accenture PLC, Class A (Ireland)	80	14,082
Automatic Data Processing, Inc.	52	8,306
DXC Technology Co.	80	5,145
Fidelity National Information Services, Inc.	8	905
International Business Machines Corp.	171	24,128
Paychex, Inc.	78	6,256
PayPal Holdings, Inc.*	225	23,364
Western Union Co. (The)	125	2,309

		84,495

Technology Hardware & Equipment — 7.8%
Amphenol Corp., Class A	21	1,983
Apple, Inc.	136	25,833
Cisco Systems, Inc.	150	8,098
Corning, Inc.	18	596
F5 Networks, Inc.*	17	2,668
FLIR Systems, Inc.	39	1,856
Hewlett Packard Enterprise Co.	401	6,187
HP, Inc.	441	8,569
IPG Photonics Corp.*	15	2,277
Juniper Networks, Inc.	100	2,647
Motorola Solutions, Inc.	47	6,600
NetApp, Inc.	71	4,923
Seagate Technology PLC (Ireland)	81	3,879
TE Connectivity Ltd. (Switzerland)	96	7,752
Western Digital Corp.	82	3,941
Xerox Corp.	69	2,207

		90,016

Telecommunication Services — 1.1%
CenturyLink, Inc.	305	3,657

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	156	$9,224

		12,881

Transportation — 1.6%
American Airlines Group, Inc.	82	2,604
CH Robinson Worldwide, Inc.	21	1,827
CSX Corp.	129	9,652
Delta Air Lines, Inc.	69	3,564
Norfolk Southern Corp.	4	748
Union Pacific Corp.	3	502

		18,897

Utilities — 0.3%
NRG Energy, Inc.	82	3,483

TOTAL COMMON STOCKS - 99.5% (Cost $1,030,566)		1,145,623

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,703

NET ASSETS - 100.0%		$1,151,326

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2019

(Unaudited)

	Gotham Absolute	Gotham Absolute	Gotham Enhanced
	500 Fund	500 Core Fund	500 Fund
Assets
Non-affiliated investments, at value[1,2]	$21,395,994	$2,766,943	$51,183,693
Cash	472,597	351,503	211,364
Deposits with brokers for securities sold short	5,598,178	660,829	152,966
Securities lending cash collateral	—	2,607	—
Receivables:
Investments sold	369,207	40,254	611,412
Capital shares sold	—	—	236
Dividends and interest	26,462	3,640	64,902
Investment Adviser	—	4,234	—
Prepaid expenses and other assets	24,938	1,270	24,418

Total assets	27,887,376	3,831,280	52,248,991

Liabilities
Securities sold short, at value[3]	12,378,642	1,256,644	23,773,831
Payables:
Securities lending cash collateral	—	2,607	—
Investments purchased	447,913	40,777	699,128
Dividends and fees on securities sold short	12,236	944	32,441
Investment Adviser	6,297	—	22,531
Administration and accounting fees	18,036	17,542	19,000
Accrued expenses	25,670	22,690	33,209

Total liabilities	12,888,794	1,341,204	24,580,140

Net Assets	$14,998,582	$2,490,076	$27,668,851

Net Assets Consisted of:
Capital stock, $0.01 par value	$13,213	$2,272	$23,639
Paid-in capital.	13,658,653	2,281,504	24,643,793
Total distributable earnings	1,326,716	206,300	3,001,419

Net Assets	$14,998,582	$2,490,076	$27,668,851

Institutional Class Shares:
Net assets	$14,998,582	$2,490,076	$27,668,851

Shares Outstanding	1,321,344	227,198	2,363,852

Net asset value, offering and redemption price per share	$11.35	$10.96	$11.70

[1]Non-affiliated investments, at cost	$19,673,953	$2,534,799	$46,916,404
[2]Includes market value of securities on loan	$—	$92,293	$—
[3]Proceeds received, securities sold short	$12,554,050	$1,275,875	$24,607,132

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2019

(Unaudited)

	Gotham Neutral	Gotham Hedged	Gotham Hedged
	500 Fund	Plus Fund	Core Fund
Assets
Non-affiliated investments, at value[1,2]	$12,667,099	$4,333,112	$2,511,356
Cash	560,570	392,228	287,179
Deposits with brokers for securities sold short	7,291,322	758,989	729,603
Securities lending cash collateral	10,214	3,298	1,583
Receivables:
Investments sold	264,009	67,285	35,464
Dividends and interest	19,126	4,598	2,505
Investment Adviser	—	8,045	5,072
Prepaid expenses and other assets	511	31,159	597

Total assets	20,812,851	5,598,714	3,573,359

Liabilities
Securities sold short, at value[3]	10,047,638	2,608,995	986,943
Payables:
Securities lending cash collateral	10,214	3,298	1,583
Investments purchased	281,065	67,801	34,994
Dividends and fees on securities sold short	4,898	2,737	612
Capital shares redeemed	454,271	—	—
Investment Adviser	7,410	—	—
Administration and accounting fees	19,679	18,560	23,342
Accrued expenses	19,320	30,068	24,333

Total liabilities	10,844,495	2,731,459	1,071,807

Net Assets	$9,968,356	$2,867,255	$2,501,552

Net Assets Consisted of:
Capital stock, $0.01 par value	$8,881	$2,589	$2,315
Paid-in capital	9,737,468	2,639,996	2,321,534
Total distributable earnings	222,007	224,670	177,703

Net Assets	$9,968,356	$2,867,255	$2,501,552

Institutional Class Shares:
Net assets	$9,968,356	$2,867,255	$2,501,552

Shares Outstanding	888,051	258,934	231,477

Net asset value, offering and redemption price per share	$11.22	$11.07	$10.81

[1]Non-affiliated investments, at cost	$11,529,337	$3,974,377	$2,286,146
[2]Includes market value of securities on loan	$104,778	$3,224	$65,404
[3]Proceeds received, securities sold short	$9,828,126	$2,612,182	$1,001,040

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2019

(Unaudited)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund	Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2,3]	$4,144,032	$22,750,360	$27,470,376
Cash	15,978	223,492	6,254,379
Deposits with brokers for securities sold short	67,034	78,874	—
Securities lending cash collateral	11,745	20,974	—
Receivables:
Investments sold	80,925	431,993	591,280
Dividends and interest	4,943	34,274	25,359
Investment Adviser	5,094	—	—
Prepaid expenses and other assets	579	859	23,349

Total assets	4,330,330	23,540,826	34,364,743

Liabilities
Securities sold short, at value[4]	1,784,842	10,502,877	—
Swaps, at value	—	—	2,113,606	(a)
Due to broker	—	—	6,936
Payables:
Securities lending cash collateral	11,745	20,974	—
Investments purchased	81,046	608,786	4,024,538
Dividends and fees on securities sold short	1,298	13,054	—
Investment Adviser	—	8,341	17,458
Administration and accounting fees	48,796	21,166	10,302
Accrued expenses	24,999	19,923	38,295

Total liabilities	1,952,726	11,195,121	6,211,135

Net Assets	$2,377,604	$12,345,705	$28,153,608

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,043	$9,869	$30,973
Paid-in capital	2,027,410	10,984,259	30,154,991
Total distributable earnings/(loss)	348,151	1,351,577	(2,032,356)

Net Assets	$2,377,604	$12,345,705	$28,153,608

Institutional Class Shares:
Net assets	$2,377,604	$12,345,705	$28,153,608

Shares Outstanding	204,254	986,933	3,097,316

Net asset value, offering and redemption price per share	$11.64	$12.51	$9.09

[1]Non-affiliated investments, at cost	$3,761,108	$21,074,319	$27,070,827
[2]Includes market value of securities on loan	$190,585	$746,384	$—
[3]Includes market value of securities designated as collateral for swaps	$—	$—	$16,016,383
[4]Proceeds received, securities sold short	$1,920,710	$10,667,155	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2019

(Unaudited)

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund
Assets
Non-affiliated investments, at value[1]	$6,376,042	$1,145,623
Affiliated investments, at value[2]	12,131,663	—
Cash	620,759	12,106
Deposits with brokers for securities sold short	7,659,239	—
Receivables:
Investments sold	323,538	10,777
Dividends and interest	5,965	1,648
Investment Adviser	7,287	5,507
Prepaid expenses and other assets	28,198	65

Total assets	27,152,691	1,175,726

Liabilities
Securities sold short, at value[3]	6,192,238	—
Payables:
Investments purchased	309,874	10,789
Administration and accounting fees	16,733	1,295
Accrued expenses	26,752	12,316

Total liabilities	6,545,597	24,400

Net Assets	$20,607,094	$1,151,326

Net Assets Consisted of:
Capital stock, $0.01 par value	$20,397	$1,000
Paid-in capital	20,720,122	999,000
Total distributable earnings/(loss)	(133,425)	151,326

Net Assets	$20,607,094	$1,151,326

Institutional Class Shares:
Net assets	$20,607,094	$1,151,326

Shares Outstanding	2,039,697	100,000

Net asset value, offering and redemption price per share	$10.10	$11.51

[1]Non-affiliated investments, at cost	$6,006,999	$1,030,566
[2]Affiliated investments, at cost	$12,174,027	$—
[3]Proceeds received, securities sold short	$5,897,202	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Period Ended March 31, 2019

(Unaudited)

	Gotham Absolute	Gotham Absolute	Gotham Enhanced
	500 Fund	500 Core Fund	500 Fund
Investment Income
Dividend income	$247,839	$33,430	$671,976
Interest	—	1,344	1,835
Income from securities loaned (Note 5)	936	179	2,021

Total investment income	248,775	34,953	675,832

Expenses
Advisory fees (Note 2)	98,686	12,275	200,843
Administration and accounting fees (Note 2)	13,950	12,220	15,539
Dividends and fees on securities sold short (Note 1)	65,263	6,714	308,437
Fees on cash collateral (Note 5)	11,660	—	21,809
Transfer agent fees (Note 2)	2,711	1,329	2,376
Custodian fees (Note 2)	649	97	1,681
Trustees’ and officers’ fees (Note 2)	1,625	254	2,638
Printing and shareholder reporting fees	8,231	7,855	8,773
Registration and filing fees	23,061	848	20,058
Legal fees	1,668	125	2,018
Audit fees	13,707	13,095	13,712
Other expenses	859	302	1,480

Total expenses before waivers and reimbursements	242,070	55,114	599,364

Recoupments and/or waivers, reimbursements (Note 2)	(55,497)	(34,284)	(45,959)

Net expenses after waivers and reimbursements	186,573	20,830	553,405

Net investment income.	62,202	14,123	122,427

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(18,393)	15,595	(1,016,357)
Net realized gain/(loss) from securities sold short	(27,021)	(2,118)	386,087
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(361,734)	(59,022)	(1,662,410)
Net change in unrealized appreciation/(depreciation) on securities sold short	(69,504)	(496)	297,888

Net realized and unrealized loss on investments	(476,652)	(46,041)	(1,994,792)

Net decrease in net assets resulting from operations	$(414,450)	$(31,918)	$(1,872,365)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period Ended March 31, 2019

(Unaudited)

	Gotham Neutral	Gotham Hedged	Gotham Hedged
	500 Fund	Plus Fund	Core Fund
Investment Income
Dividend income	$132,759	$47,964	$27,714
Interest	1,439	959	886
Income from securities loaned (Note 5)	29	17	27

Total investment income	134,227	48,940	28,627

Expenses
Advisory fees (Note 2)	60,117	13,739	8,597
Administration and accounting fees (Note 2)	13,396	14,057	13,977
Dividends and fees on securities sold short (Note 1)	14,961	19,753	1,719
Transfer agent fees (Note 2)	1,803	1,326	1,329
Custodian fees (Note 2)	546	114	94
Trustees’ and officers’ fees (Note 2)	715	259	274
Printing and shareholder reporting fees	7,936	7,996	8,005
Registration and filing fees	413	18,276	353
Legal fees	282	132	127
Audit fees	13,695	13,704	13,095
Other expenses	646	612	305

Total expenses before waivers and reimbursements	114,510	89,968	47,875

Recoupments and/or waivers, reimbursements (Note 2)	(32,752)	(54,414)	(35,716)

Net expenses after waivers and reimbursements	81,758	35,554	12,159

Net investment income	52,469	13,386	16,468

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	62,381	341	(2,545)
Net realized loss from securities sold short	(475,273)	(25,337)	(6,544)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	448,973	(85,187)	(68,394)
Net change in unrealized appreciation/(depreciation) on securities sold short	(315,028)	(21,248)	1,674

Net realized and unrealized loss on investments	(278,947)	(131,431)	(75,809)

Net decrease in net assets resulting from operations	$(226,478)	$(118,045)	$(59,341)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period Ended March 31, 2019

(Unaudited)

	Gotham Defensive	Gotham Defensive	Gotham Short
	Long Fund	Long 500 Fund	Strategies Fund
Investment Income
Dividend income	$39,802	$272,817	$87,022
Less: taxes withheld	(149)	—	(265)
Interest	112	259	2,717
Income from securities loaned (Note 5)	117	201	—

Total investment income	39,882	273,277	89,474

Expenses
Advisory fees (Note 2)	23,197	77,343	76,488
Administration and accounting fees (Note 2)	27,626	13,268	12,861
Dividends and fees on securities sold short (Note 1)	14,534	119,335	—
Transfer agent fees (Note 2)	1,326	1,353	1,488
Custodian fees (Note 2)	112	441	1,071
Trustees’ and officers’ fees (Note 2)	262	1,170	1,073
Printing and shareholder reporting fees	8,255	8,090	9,123
Registration and filing fees	435	413	21,881
Legal fees	121	603	602
Audit fees	14,534	13,097	13,354
Other expenses	302	580	5,005

Total expenses before waivers and reimbursements	90,704	235,693	142,946

Recoupments and/or waivers, reimbursements (Note 2)	(51,233)	(30,421)	(66,458)

Net expenses after waivers and reimbursements	39,471	205,272	76,488

Net investment income	411	68,005	12,986

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(38,028)	(36,021)	1,343,376
Net realized gain/(loss) from securities sold short	31,327	(43,740)	—
Net realized loss on swaps	—	—	(1,490,085	)(a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(104,163)	(117,556)	415,715
Net change in unrealized appreciation/(depreciation) on securities sold short	81,607	(35,127)	—
Net change in unrealized appreciation/(depreciation) on swaps	—	—	(1,985,055	)(a)

Net realized and unrealized loss on investments	(29,257)	(232,444)	(1,716,049)

Net decrease in net assets resulting from operations	$(28,846)	$(164,439)	$(1,703,063)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period Ended March 31, 2019

(Unaudited)

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund*
Investment Income
Dividends from non-affiliated securities	$28,258	$6,629
Dividends from affiliated securities	5,653	—
Less: taxes withheld	(92)	—
Interest	8,582	58

Total investment income	42,401	6,687

Expenses
Advisory fees (Note 2)	16,608	2,064
Administration and accounting fees (Note 2)	30,817	1,295
Dividends and fees on securities sold short (Note 1)	(13,684)	—
Transfer agent fees (Note 2)	1,424	1,109
Custodian fees (Note 2)	5,064	247
Trustees’ and officers’ fees (Note 2)	590	631
Printing and shareholder reporting fees	7,870	740
Registration and filing fees	426	6,580
Legal fees	203	247
Audit fees	12,794	6,923
Other expenses	369	376

Total expenses before waivers and reimbursements.	62,481	20,212

Recoupments and/or waivers, reimbursements (Note 2)	(59,557)	(18,147)

Net expenses after waivers and reimbursements	2,924	2,065

Net investment income	39,477	4,622

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	236,310	31,647
Net realized loss from affiliated investments	(4,236)	—
Net realized loss from securities sold short	(352,761)	—
Capital gain distributions from affiliated investments	22,887	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	285,346	115,057
Net change in unrealized appreciation/(depreciation) on affiliated investments	(168,150)	—
Net change in unrealized appreciation/(depreciation) on securities sold short	(248,668)	—

Net realized and unrealized gain/(loss) on investments	(229,272)	146,704

Net increase/(decrease) in net assets resulting from operations	$(189,795)	$151,326

*	The Fund incepted on December 28, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

Net increase/(decrease) in net assets from operations:
Net investment income	$62,202	$43,866	$14,123	$13,923
Net realized gain/(loss) from investments and securities sold short	(45,414)	1,082,231	13,477	227,358
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(431,238)	561,747	(59,518)	42,113

Net increase/(decrease) in net assets resulting from operations	(414,450)	1,687,844	(31,918)	283,394

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(1,323,431)	(244,260)	(267,601)	(28,805)

Net decrease in net assets from dividends and distributions to shareholders	(1,323,431)	(244,260)	(267,601)	(28,805)

Increase in Net Assets from Capital Share Transactions (Note 4)	2,005,438	1,283,049	267,601	28,805

Total increase/(decrease) in net assets	267,557	2,726,633	(31,918)	283,394

Net assets

Beginning of period	14,731,025	12,004,392	2,521,994	2,238,600

End of period**	$14,998,582	$14,731,025	$2,490,076	$2,521,994

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $0 and $244,260, and $24,607 and $4,198 for Gotham Absolute 500 Fund and Gotham Absolute 500 Core Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $41,750 and $5,478 for Gotham Absolute 500 Fund and Gotham Absolute 500 Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund		Gotham Neutral 500 Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

Net increase/(decrease) in net assets from operations:
Net investment income	$122,427	$126,221	$52,469	$13,595
Net realized gain/(loss) from investments and securities sold short	(630,270)	3,245,792	(412,892)	(116,497)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(1,364,522)	2,294,992	133,945	498,052

Net increase/(decrease) in net assets resulting from operations	(1,872,365)	5,667,005	(226,478)	395,150

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(4,179,248)	(1,604,038)	(116,253)	(22,632)

Net decrease in net assets from dividends and distributions to shareholders	(4,179,248)	(1,604,038)	(116,253)	(22,632)

Increase in Net Assets from Capital Share Transactions (Note 4)	283,304	4,921,125	4,161,714	2,183,882

Total increase/(decrease) in net assets	(5,768,309)	8,984,092	3,818,983	2,556,400

Net assets

Beginning of period	33,437,160	24,453,068	6,149,373	3,592,973

End of period**	$27,668,851	$33,437,160	$9,968,356	$6,149,373

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $42,759 and $1,561,279, and $3,742 and $18,890 for Gotham Enhanced 500 Fund and Gotham Neutral 500 Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $150,674 and $4,395 for Gotham Enhanced 500 Fund and Gotham Neutral 500 Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Plus Fund		Gotham Hedged Core Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income	$13,386	$12,187	$16,468	$22,122
Net realized gain/(loss) from investments and securities sold short	(24,996)	201,280	(9,089)	254,301
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(106,435)	132,471	(66,720)	17,338

Net increase/(decrease) in net assets resulting from operations	(118,045)	345,938	(59,341)	293,761

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(284,968)	(52,197)	(299,822)	(36,684)

Net decrease in net assets from dividends and distributions to shareholders	(284,968)	(52,197)	(299,822)	(36,684)

Increase in Net Assets from Capital Share Transactions (Note 4)	604,834	52,197	299,822	36,684

Total increase/(decrease) in net assets	201,821	345,938	(59,341)	293,761

Net assets

Beginning of period	2,665,434	2,319,496	2,560,893	2,267,132

End of period**	$2,867,255	$2,665,434	$2,501,552	$2,560,893

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $18,183 and $34,014, and $35,113 and $1,571 for Gotham Hedged Plus Fund and Gotham Hedged Core Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $13,994 and $13,626 for Gotham Hedged Plus Fund and Gotham Hedged Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long Fund		Gotham Defensive Long 500 Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$411	$(9,390)	$68,005	$68,098
Net realized gain/(loss) from investments and securities sold short	(6,701)	(11,934)	(79,761)	514,831
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(22,556)	253,864	(152,683)	1,013,167

Net increase/(decrease) in net assets resulting from operations	(28,846)	232,540	(164,439)	1,596,096

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	—	(46,367)	(877,427)	(54,690)
Return of capital	—	(1,486)	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	(47,853)	(877,427)	(54,690)

Increase in Net Assets from Capital Share Transactions (Note 4)	—	47,853	2,356,186	1,550,377

Total increase/(decrease) in net assets	(28,846)	232,540	1,314,320	3,091,783

Net assets

Beginning of period	2,406,450	2,173,910	11,031,385	7,939,602

End of period**	$2,377,604	$2,406,450	$12,345,705	$11,031,385

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $10,050 and $36,317, and $54,690 and $0 for Gotham Defensive Long Fund and Gotham Defensive Long 500 Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income/(loss) of $(6,313) and $60,536 for Gotham Defensive Long Fund and Gotham Defensive Long 500 Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Short Strategies Fund		Gotham Master Neutral Fund

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$12,986	$(24,062)	$39,477	$11,047
Net realized loss from investments, securities sold short and swaps	(146,709)	(11,154)	(97,800)	(52,661)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(1,569,340)	(352,920)	(131,472)	160,150

Net increase/(decrease) in net assets resulting from operations	(1,703,063)	(388,136)	(189,795)	118,536

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings*	(47,319)	(35,362)	(26,546)	(60,543)

Net decrease in net assets from dividends and distributions to shareholders	(47,319)	(35,362)	(26,546)	(60,543)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	28,312,549	(16,313,315)	16,902,445	(211,926)

Total increase/(decrease) in net assets	26,562,167	(16,736,813)	16,686,104	(153,933)

Net assets

Beginning of period	1,591,441	18,328,254	3,920,990	4,074,923

End of period**	$28,153,608	$1,591,441	$20,607,094	$3,920,990

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and realized gains were $35,362 and $0, and $10,039 and $50,504 for Gotham Short Strategies Fund and Gotham Master Neutral Fund, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of period net assets included accumulated net investment income of $0 and $807 for Gotham Short Strategies Fund and Gotham Master Neutral Fund, respectively.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham ESG Large Value Fund
For the Period Ended March 31, 2019 (Unaudited)*
Net increase in net assets from operations:
Net investment income	$4,622
Net realized gain from investments	31,647
Net change in unrealized appreciation/(depreciation) on investments	115,057

Net increase in net assets resulting from operations	151,326

Increase in Net Assets from Capital Share Transactions (Note 4)	1,000,000

Total increase in net assets	1,151,326

Net assets
Beginning of period	—

End of period	$1,151,326

*	The Fund incepted on December 28, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(414,450)	$(31,918)	$(1,872,365)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(29,222,559)	(3,804,494)	(72,999,777)
Proceeds from disposition of long-term portfolio investments	28,440,058	3,812,987	81,045,578
Purchases to cover securities sold short	(17,256,365)	(1,827,594)	(40,623,224)
Proceeds from securities sold short	17,383,332	1,800,139	36,300,732
Net realized gain/(loss) on investments and securities sold short	45,414	(13,477)	630,270
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	431,238	59,518	1,364,522
Decrease in receivable for securities sold	155,914	23,145	895,038
Increase in cash collateral for securities lending	—	(2,607)	—
Increase/(decrease) in dividend and interest receivable	(388)	144	11,276
Decrease in receivable from investment advisor	—	2,614	—
Decrease in prepaid expenses and other assets	20,543	743	3,454
Decrease in payable for investments purchased	(116,846)	(20,077)	(1,211,366)
Increase/(decrease) in use of cash collateral from securities lending	(802,058)	2,607	(2,534,548)
Increase/(decrease) in dividends and fees payable for securities sold short	1,873	(159)	(35,845)
Increase/(decrease) in payable for investment advisor	90	—	(5,050)
Decrease in accrued expense payable	(8,386)	(7,132)	(7,535)

Net cash provided by (used in) operating activities	(1,342,590)	(5,561)	961,160

Cash flows from financing activities:
Proceeds from shares sold	1,324,398	—	2,275,828
Payment of shares redeemed	(642,391)	—	(6,171,806)

Net cash provided by (used in) financing activities	682,007	—	(3,895,978)

Net decrease in cash	(660,583)	(5,561)	(2,934,818)
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	599,293	496,959	706,966
Restricted cash	6,132,065	520,934	2,592,182
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$472,597	$351,503	$211,364

Restricted Cash	$5,598,178	$660,829	$152,966

Supplemental disclosure of cash flow information:
Cash paid/(received) during the period for financing charges	$(31,317)	$(4,357)	$96,158

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

(Unaudited)

	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(226,478)	$(118,045)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments.	(20,549,593)	(5,825,486)
Proceeds from disposition of long-term portfolio investments	15,884,839	5,360,328
Purchases to cover securities sold short	(12,877,149)	(3,038,577)
Proceeds from securities sold short	16,190,451	3,259,792
Net realized loss on investments and securities sold short	412,892	24,996
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(133,945)	106,435
Increase/(decrease) in receivable for securities sold	(72,654)	5,164
Increase in cash collateral for securities lending	(10,214)	(1,395)
Increase in dividend and interest receivable	(9,694)	(327)
Increase/(decrease) in receivable from investment advisor	5,855	(934)
Increase/(decrease) in prepaid expenses and other assets	207	(1,241)
Increase/(decrease) in payable for investments purchased	112,523	(692)
Increase in use of cash collateral from securities lending	10,214	1,395
Increase in dividends and fees payable for securities sold short	1,013	498
Increase in payable for investment advisor	7,410	—
Decrease in accrued expense payable	(7,997)	(7,339)

Net cash provided by (used in) operating activities	(1,262,320)	(235,428)

Cash flows from financing activities:
Proceeds from shares sold	6,165,370	319,886
Payment of shares redeemed	(1,665,638)	(20)

Net cash provided by (used in) financing activities	4,499,732	319,866

Net increase in cash	3,237,412	84,438
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	538,426	396,732
Restricted cash	4,076,054	670,047
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$560,570	$392,228

Restricted Cash	$7,291,322	$758,989

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$(58,228)	$(2,678)

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

(Unaudited)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2019	For the Six Months Ended March 31, 2019
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(28,846)	$(164,439)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(3,988,204)	(29,045,505)
Proceeds from disposition of long-term portfolio investments	3,897,412	26,485,441
Purchases to cover securities sold short	(2,073,990)	(13,473,588)
Proceeds from securities sold short	2,165,243	14,516,046
Net realized loss on investments and securities sold short	6,701	79,761
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	22,556	152,683
Decrease in receivable for securities sold	10,474	83,793
Increase in cash collateral for securities lending	(1,111)	(20,974)
Increase/(decrease) in dividend and interest receivable	308	(5,360)
Decrease in receivable from investment advisor	2,383	—
Decrease in prepaid expenses and other assets	332	101
Decrease in payable for investments purchased	(12,577)	(63,198)
Increase in use of cash collateral from securities lending	1,111	20,974
Increase in dividends and fees payable for securities sold short	35	2,718
Increase in payable for investment advisor	—	5,099
Increase/(decrease) in accrued expense payable	1,693	(10,477)

Net cash provided by (used in) operating activities	3,520	(1,436,925)

Cash flows from financing activities:
Proceeds from shares sold	—	1,478,759

Net cash provided by (used in) financing activities	—	1,478,759

Net increase in cash.	3,520	41,834
Cash and restricted cash*:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	25,350	217,794
Restricted cash	54,142	42,738
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$15,978	$223,492

Restricted Cash	$67,034	$78,874

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$7,019	$33,639

*	FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Period Ended April 30, 2015**
Per Share Operating Performance

Net asset value, beginning of year/period	$12.84		$11.50	$10.21	$9.80	$10.47		$10.00

Net investment income/(loss)(1)	0.05		0.04	(0.02)	(0.02)	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.40)		1.54	1.31	0.77	(0.64)		0.78

Total from investment operations	(0.35)		1.58	1.29	0.75	(0.67)		0.69

Dividends and distributions to shareholders from:
Net investment income	(0.04)		—	—	—	—		—
Net realized capital gains	(1.10)		(0.24)	—	(0.16)	—		(0.23)
Return of capital	—		—	—	(0.19)	—		—

Total dividends and distributions to shareholders	(1.14)		(0.24)	—	(0.35)	—		(0.23)

Redemption fees	—		—	—	0.01	—		0.01

Net asset value, end of year/period	$11.35		$12.84	$11.50	$10.21	$9.80		$10.47

Total investment return(2)	(2.79)%		13.91%	12.63%	7.88%	(6.40)%		6.98%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$14,999		$14,731	$12,004	$13,446	$15,801		$10,583

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.55	%(4)	2.76%	3.20%	3.80%	4.22	%(4)	4.13	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	3.31	%(4)	3.21%	3.78%	4.00%	4.75	%(4)	5.92	%(4)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.85	%(4)	0.34%	(0.20)%	(0.19)%	(0.69	)%(4)	(1.15	)%(4)

Portfolio turnover rate	134.08	%(6)	243.25%	203.65%	251.62%	126.07	%(6)	327.45	%(6)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.84%, 2.25% and 2.25% for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$12.46		$11.19	$10.00	$10.00

Net investment income(1)	0.07		0.07	0.03	—

Net realized and unrealized gain/(loss) on investments	(0.25)		1.34	1.16	(0.00	)(2)

Total from investment operations	(0.18)		1.41	1.19	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.03)		(0.12)	—	—
Net realized capital gains	(1.29)		(0.02)	—	—

Total dividends and distributions to shareholders	(1.32)		(0.14)	—	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$10.96		$12.46	$11.19	$10.00

Total investment return(3)	(1.29)%		12.72%	11.90%	0.00%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,490		$2,522	$2,239	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.70	%(5)	1.93%	2.15%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	4.49	%(5)	4.30%	5.33%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	1.15	%(5)	0.58%	0.25%	—

Portfolio turnover rate	136.74	%(7)	238.83%	244.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015*
Per Share Operating Performance

Net asset value, beginning of year/period	$13.98		$12.20	$10.22	$8.99		$10.00

Net investment income/(loss)(1)	0.05		0.06	0.02	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.66)		2.50	1.99	1.26		(0.99)

Total from investment operations	(0.61)		2.56	2.01	1.29		(1.01)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.02)	(0.03)	(0.01)		—
Net realized capital gains	(1.61)		(0.76)	—	(0.05)		—

Total dividends and distributions to shareholders	(1.67)		(0.78)	(0.03)	(0.06)		—

Redemption fees	—		—	—	0.00	(2)	—

Net asset value, end of year/period	$11.70		$13.98	$12.20	$10.22		$8.99

Total investment return(3)	(4.13)%		21.68%	19.73%	14.43	%(4)	(10.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$27,669		$33,437	$24,453	$19,865		$6,067

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	3.72	%(6)	3.61%	3.83%	4.09%		4.40	%(6)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	4.03	%(6)	3.79%	4.18%	4.69%		5.54	%(6)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.82	%(6)	0.43%	0.17%	0.29%		(0.24	)%(6)

Portfolio turnover rate	131.51	%(8)	215.69%	192.91%	219.41%		355.33	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.77% and 2.25% for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.69		$10.77	$10.00

Net investment income/(loss)(1)	0.07		0.03	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.33)		0.95	0.84

Total from investment operations	(0.26)		0.98	0.77

Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.01)	—
Net realized capital gains	(0.17)		(0.05)	—

Total dividends and distributions to shareholders	(0.21)		(0.06)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$11.22		$11.69	$10.77

Total investment return(2)	(2.30)%		9.09%	7.70%

Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$9,968		$6,149	$3,593
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	1.84	%(4)	2.43%	3.24%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	2.58	%(4)	3.45%	6.02%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	1.18	%(4)	0.26%	(0.64)%
Portfolio turnover rate	143.82	%(6)	268.58%	201.65%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50% and 1.50% for the six months ended March 31, 2019, and the years ended September 30, 2018 and 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$12.87		$11.43	$10.08	$10.00

Net investment income(1)	0.06		0.06	0.01	0.00	(2)
Net realized and unrealized gain/(loss) on investments	(0.64)		1.64	1.49	0.08

Total from investment operations	(0.58)		1.70	1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.09)	(0.11)	—
Net realized capital gains	(1.16)		(0.17)	(0.04)	—

Total dividends and distributions to shareholders	(1.22)		(0.26)	(0.15)	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$11.07		$12.87	$11.43	$10.08

Total investment return(3)	(4.52)%		15.00%	15.01%	0.80%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,867		$2,665	$2,319	$2,015

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.59	%(5)	2.71%	3.10%	3.13	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	6.55	%(5)	5.57%	8.46%	8.17	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.97	%(5)	0.48%	0.09%	0.00	%(5)(7)

Portfolio turnover rate	128.49	%(8)	226.84%	182.53%	151.89	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017 and the period ended September 30, 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$12.61		$11.34	$10.00	$10.00

Net investment income(1)	0.07		0.11	0.07	—
Net realized and unrealized gain/(loss) on investments	(0.39)		1.35	1.27	(0.00	)(2)

Total from investment operations	(0.32)		1.46	1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.18)	—	—
Net realized capital gains	(1.41)		(0.01)	—	—

Total dividends and distributions to shareholders	(1.48)		(0.19)	—	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$10.81		$12.61	$11.34	$10.00

Total investment return(3)	(2.30)%		12.93%	13.40%	0.00%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,502		$2,561	$2,267	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	0.99	%(5)	1.16%	1.40%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.90	%(5)	3.85%	4.91%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	1.34	%(5)	0.91%	0.66%	—

Portfolio turnover rate	118.33	%(7)	220.76%	248.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85% and 0.85% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of year/period	$11.78		$10.87	$9.99	$10.00

Net investment gain/(loss)(1)	0.00	(2)	(0.05)	(0.03)	—
Net realized and unrealized gain/(loss) on investments	(0.14)		1.20	0.91	(0.01)

Total from investment operations	(0.14)		1.15	0.88	(0.01)

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)	—	—
Net realized capital gains	—		(0.18)	—	—
Return of capital	—		(0.01)	—	—

Total dividends and distributions to shareholders	—		(0.24)	—	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$11.64		$11.78	$10.87	$9.99

Total investment return(3)	(1.19)%		10.68%	8.70%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$2,378		$2,406	$2,174	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.40	%(5)	3.63%	3.62%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	7.82	%(5)	8.03%	8.27%	—

Ratio of net investment gain/(loss) to average net assets (including dividend and interest expense)	0.04	%(5)	(0.41)%	(0.27)%	—

Portfolio turnover rate	93.71	%(7)	224.53%	262.95%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 2.15%, 2.15% and 2.15% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$ 13.78		$ 11.71	$ 9.99	$10.00

Net investment income(1)	0.08		0.09	0.04	—
Net realized and unrealized gain/(loss) on investments	(0.32)		2.06	1.68	(0.01)

Total from investment operations	(0.24)		2.15	1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.08)	—	—
Net realized capital gains	(0.96)		—	—	—

Total dividends and distributions to shareholders	(1.03)		(0.08)	—	—

Redemption fees	—		—	—	—

Net asset value, end of year/period	$ 12.51		$ 13.78	$ 11.71	$ 9.99

Total investment return(2)	(1.71)%		18.42%	17.10%	(0.10)%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$12,346		$11,031	$ 7,940	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.58	%(4)	3.51%	3.80%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	4.11	%(4)	4.08%	5.01%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	1.19	%(4)	0.73%	0.39%	—

Portfolio turnover rate	122.61	%(6)	219.67%	259.21%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50% and 1.50% for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Short Strategies Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of year/period	$ 9.05		$ 10.07	$ 10.00

Net investment income/(loss)(1)	0.01		(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	0.24		(0.97)	0.05

Total from investment operations	0.25		(1.00)	0.07

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	—
Net realized capital gains	(0.21)		—	—

Total dividends and distributions to shareholders	(0.21)		(0.02)	—

Redemption fees	—	(2)	—	—

Net asset value, end of year/period	$ 9.09		$ 9.05	$ 10.07

Total investment return(3)	2.70%		(9.90)%	0.70%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$28,154		$ 1,591	$18,328

Ratio of expenses to average net assets with waivers and reimbursements, if any	1.35	%(4)	1.35%	1.35	%(4)

Ratio of expenses to average net assets without waivers and expense reimbursements, if any(5)	2.52	%(4)	2.49%	3.06	%(4)

Ratio of net investment income/(loss) to average net assets.	0.23	%(4)	(0.30)%	1.19	%(4)

Portfolio turnover rate	364.06	%(6)	591.12%	165.16	%(6)(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been shown (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$ 10.21		$ 10.08	$10.00

Net investment income(1)	0.03		0.03	0.01
Net realized and unrealized gain/(loss) on investments	(0.08)		0.24	0.07

Total from investment operations	(0.05)		0.27	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.02)	—
Net realized capital gains	—		(0.12)	—

Total dividends and distributions to shareholders	(0.06)		(0.14)	—

Redemption fees	—		—	—

Net asset value, end of year/period	$ 10.10		$ 10.21	$10.08

Total investment return(2)	(0.46)%		2.79%	0.80%

Ratio/Supplemental Data

Net assets, end of year/period (in 000s)	$20,607		$ 3,921	$4,075

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	0.05	%(4)(5)	0.28%	0.31	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(6)	1.09	%(4)(5)	3.05%	4.60	%(4)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.69	%(4)	0.28%	0.35	%(4)

Portfolio turnover rate	83.86	%(7)	169.62%	96.82	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 0.29%, 0.26% and 0.31% for the six months ended March 31, 2019 and the year ended September 30, 2018 and the period ended September 30, 2017, respectively.

(4)	Annualized.
(5)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period which reduces the ratio of expenses. (See Note 1).
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham ESG Large Value Fund Institutional Class Shares
	For the Period Ended March 31, 2019 (Unaudited)*
Per Share Operating Performance

Net asset value, beginning of period	$10.00

Net investment income(1)	0.05
Net realized and unrealized gain on investments	1.46

Total from investment operations	1.51

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	—

Net asset value, end of period	$11.51

Total investment return(2)	15.10%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$1,151

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75	%(3)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	7.34	%(3)

Ratio of net investment income to average net assets	1.68	%(3)

Portfolio turnover rate	70.09	%(5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Fund, the Gotham Neutral 500 Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund, the Gotham Short Strategies Fund, the Gotham Master Neutral Fund and the Gotham ESG Large Value Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class. The Funds’ commencement of operations are as follows:

Gotham Absolute 500 Fund (“Absolute 500”)	July 31, 2014
Gotham Absolute 500 Core Fund (“Absolute 500 Core”)	September 30, 2016
Gotham Enhanced 500 Fund (“Enhanced 500”)	December 31, 2014
Gotham Neutral 500 Fund (“Neutral 500”)	October 1, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long Fund (“Defensive Long”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017
Gotham Master Neutral Fund (“Master Neutral”)	April 28, 2017
Gotham ESG Large Value Fund (“ESG Large Value”)	December 31, 2018

All the Funds, except for the ESG Large Value and Master Neutral, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Master Neutral seeks to achieve its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a common stock security with end of period value of $1 held by Defensive Long; total return swaps with an unrealized depreciation of $(2,113,606) held by Short Strategies; and a U.S. Treasury Obligation with the end of period value of $199,709 held by Master Neutral. These securities are considered Level 2 as of and for the six months ended March 31, 2019.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2019, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — In August 2018, the Securities and Exchange Commission (“SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of U.S. GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of Assets and Liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of Changes in Net Assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of Changes in Net Assets” and certain tax adjustments that were reflected in the “Notes to Financial Statements.” All of these have been reflected in the Fund’s financial statements.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued “Classification of Certain Cash Receipts and Cash Payments” that provided guidance for the classification of certain cash receipts and cash payments in the statement of cash flows. In addition, in November 2016, FASB issued ASU 2016-18 requiring disclosures for changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The rulings, effective for fiscal years beginning after December 15, 2017, and interim periods within that year have been adopted by the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

As of March 31, 2019, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute 500	$12,378,642	$15,332,441	$5,598,178
Absolute 500 Core	1,256,644	1,898,608	660,829
Enhanced 500	23,773,831	38,415,172	152,966
Neutral 500	10,047,638	11,127,097	7,291,322
Hedged Plus	2,608,995	3,304,124	758,989
Hedged Core	986,943	1,720,359	729,603
Defensive Long	1,784,842	2,963,357	67,034
Defensive Long 500	10,502,877	15,999,086	78,874
Master Neutral	6,192,238	5,988,442	7,659,239

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended March 31, 2019:

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Absolute 500	$108,240	$(121,595)
Absolute 500 Core	11,071	(12,589)
Enhanced 500	234,088	(257,899)
Neutral 500	73,189	(88,059)
Hedged Plus	22,431	(24,951)
Hedged Core	8,729	(9,510)
Defensive Long	7,515	(16,171)
Defensive Long 500	85,696	(98,855)
Master Neutral	20,683	(34,367)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the period ended March 31, 2019:

	Short Sales Proceeds	Financing Charges
Absolute 500	$6,649,035	$78,618
Absolute 500 Core	591,742	8,232
Enhanced 500	23,498,452	332,248
Neutral 500	2,731,982	29,831
Hedged Plus	1,838,850	22,273
Hedged Core	240,387	2,500
Defensive Long	1,712,869	23,190
Defensive Long 500	10,243,831	132,494

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2019, only Short Strategies held total return swaps.

For the six months ended March 31, 2019, the quarterly average volume of the total return swaps were as follows:

Notional Amount
Short Strategies	$(14,987,559)

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Liquidity Risks — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Short Strategies	$(2,113,606)	$—	$(2,113,606)	$—	$2,113,606	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute 500	1.35%
Absolute 500 Core	1.00%
Enhanced 500	1.35%
Neutral 500	1.35%
Hedged Plus	1.00%
Hedged Core	0.70%
Defensive Long	2.00%
Defensive Long 500	1.35%
Short Strategies	1.35%
Master Neutral(1)	0.30%
ESG Large Value(2)	0.75%

(1)

For Master Neutral (the “Fund”), effective February 1, 2019, Gotham has contractually agreed to waive its investment advisory fee at an annual rate in the amount of 0.30% for the period through January 31, 2020. In addition, Gotham is entitled to receive an investment advisory fee of 0.75% of the Fund’s average net assets excluding assets invested in other mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”). Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund expects to invest 40% of its assets in securities directly; the Fund will pay an investment advisory fee on such directly invested assets.

(2)	The Fund incepted on December 28, 2018.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Total Return and Master Neutral, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended March 31, 2019.

		Termination Date
Absolute 500	1.50%	January 31, 2021
Absolute 500 Core	1.15%	January 31, 2021
Enhanced 500	1.50%	January 31, 2021
Neutral 500(1)	1.35%	January 31, 2021
Hedged Plus	1.15%	January 31, 2021
Hedged Core	0.85%	January 31, 2021
Defensive Long	2.15%	January 31, 2021
Defensive Long 500	1.50%	January 31, 2021
Short Strategies	1.35%	January 31, 2021
Master Neutral(2)	0.00%	January 31, 2021
ESG Large Value(3)	0.75%	January 31, 2021

(1)	Prior to February 1, 2019, the Expense Limitation was 1.50%.
(2)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
(3)	The Fund incepted on December 28, 2018.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

For the period ended March 31, 2019, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute 500	$98,686	$(55,497)	$43,189
Absolute 500 Core	12,275	(34,284)	(22,009)
Enhanced 500	200,843	(45,959)	154,884
Neutral 500	60,117	(32,752)	27,365
Hedged Plus	13,739	(54,414)	(40,675)
Hedged Core	8,597	(35,716)	(27,119)
Defensive Long	23,197	(51,233)	(28,036)
Defensive Long 500	77,343	(30,421)	46,922
Short Strategies	76,488	(66,458)	10,030
Master Neutral	16,608	(59,557)	(42,949)
ESG Large Value	2,064	(18,147)	(16,083)

For all funds, except for Short Strategies and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Short Strategies and Master Neutral (prior to October 1, 2018, Master Neutral was entitled to recoup any amounts reduced or reimbursed by the Adviser) are not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of March 31, 2019, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2019	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 03/31/2022
Absolute 500	$23,125	$74,474	$58,359	$55,497
Absolute 500 Core	N/A	66,947	56,851	34,284
Enhanced 500	56,069	82,079	53,311	45,959
Neutral 500	N/A	69,432	53,846	32,752
Hedged Plus	—	117,002	71,946	54,414
Hedged Core	N/A	74,311	65,442	35,716
Defensive Long	N/A	97,415	101,867	51,233
Defensive Long 500	N/A	68,706	54,068	30,421
ESG Large Value	N/A	N/A	N/A	18,147

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended March 31, 2019 was $3,677. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following tables list each issuer owned by Master Neutral that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during period ended March 31, 2019:

Master Neutral
Name of Issuer	Value at 9/30/18	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/19	Shares Held at 3/31/19
Neutral 500	$1,478,482	$5,943,910	$5,653	$168,183	$(3,082)	$(145,888)	$7,105,239	633,265
Gotham Neutral Fund	944,722	4,225,239	—	120,121	(1,154)	(22,262)	5,026,424	492,304

3. Investment in Securities

For the six months ended March 31, 2019 for all Funds (except for ESG Large Value) and from the commencement of operations of ESG Large Value on December 28, 2018 through March 31, 2019, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute 500	$28,936,698	$28,153,494
Absolute 500 Core	3,773,021	3,781,388
Enhanced 500	72,163,888	80,209,150
Neutral 500	20,439,645	15,774,704
Hedged Plus	5,774,713	5,309,345
Hedged Core	3,011,708	2,915,955
Defensive Long	3,920,890	3,829,665
Defensive Long 500	28,746,888	26,186,124
Short Strategies	165,885,047	104,361,957
Master Neutral	23,610,309	9,231,500
ESG Large Value	1,616,337	617,413

For the six months ended March 31, 2019, Master Neutral had no purchases and sales of U.S. Government securities.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

4. Capital Share Transactions

For the periods ended March 31, 2019 and September 30, 2018, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended March 31, 2019		For the Period Ended September 30, 2018

	Shares	Value	Shares	Value
Absolute 500:
Institutional Class Shares:
Sales	109,994	$1,324,398	290,375	$3,522,172
Reinvestments	115,989	1,323,431	20,254	244,260
Redemption Fees*	—	—	—	—
Redemptions	(51,669)	(642,391)	(207,884)	(2,483,383)

Net Increase	174,314	$2,005,438	102,745	$1,283,049

Absolute 500 Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	24,732	267,601	2,466	28,805
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	24,732	$267,601	2,466	$28,805

Enhanced 500:
Institutional Class Shares:
Sales	182,098	$2,275,862	554,379	$7,158,422
Reinvestments	363,729	4,179,248	124,633	1,565,388
Redemption Fees*	—	—	—	—
Redemptions	(574,295)	(6,171,806)	(291,427)	(3,802,685)

Net Increase (Decrease)	(28,468)	$283,304	387,585	$4,921,125

Neutral 500:
Institutional Class Shares:
Sales	540,420	$6,165,370	206,036	$2,337,498
Reinvestments	10,022	116,253	2,022	22,632
Redemption Fees*	—	—	—	—
Redemptions	(188,580)	(2,119,909)	(15,422)	(176,248)

Net Increase	361,862	$4,161,714	192,636	$2,183,882

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	For the Period Ended March 31, 2019		For the Period Ended September 30, 2018

	Shares	Value	Shares	Value
Hedged Plus:
Institutional Class Shares:
Sales	26,091	$319,886	—	$—
Reinvestments	25,673	284,968	4,321	52,197
Redemption Fees*	—	—	—	—
Redemptions	(2)	(20)	—	—

Net Increase	51,762	$604,834	4,321	$52,197

Hedged Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	28,366	299,822	3,111	36,684
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	28,366	$299,822	3,111	$36,684

Defensive Long:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	—	—	4,254	47,853
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	4,254	$47,853

Defensive Long 500:
Institutional Class Shares:
Sales	116,331	$1,478,759	137,195	$1,745,272
Reinvestments	70,195	877,427	4,344	54,690
Redemption Fees*	—	—	—	—
Redemptions	—	—	(18,865)	(249,585)

Net Increase	186,526	$2,356,186	122,674	$1,550,377

Short Strategies:
Institutional Class Shares:
Sales	2,926,854	$28,365,255	19,864	$197,027
Reinvestments	4,981	47,319	3,605	35,362
Redemption Fees*	—	591	—	—
Redemptions	(10,358)	(100,616)	(1,668,231)	(16,545,704)

Net Increase (Decrease)	2,921,477	$28,312,549	(1,644,762)	$(16,313,315)

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	For the Period Ended March 31, 2019		For the Period Ended September 30, 2018

	Shares	Value	Shares	Value
Master Neutral:
Institutional Class Shares:
Sales	1,717,680	$17,535,505	24,390	$250,000
Reinvestments	2,600	26,546	3,762	38,074
Redemption Fees*	—	—	—	—
Redemptions	(64,499)	(659,606)	(48,403)	(500,000)

Net Increase (Decrease)	1,655,781	$16,902,445	(20,251)	$(211,926)

ESG Large Value:(1)
Institutional Class Shares:
Sales	100,000	$1,000,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	100,000	$1,000,000	—	$—

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	The Fund incepted on December 28, 2018. The Fund commenced operations on December 31, 2019.

As of March 31, 2019, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Absolute 500
Affiliated Fund	43%
Enhanced 500
Affiliated Shareholders	39%
Affiliated Fund	18%
Neutral 500
Affiliated Fund	68%
Defensive Long 500
Affiliated Fund	80%
ESG Large Value
Affiliated Shareholders	100%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended March 31, 2019, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2019 and the income generated from the programs during the six months ended March 31, 2019, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute 500	$—	$—	$—	$936
Absolute 500 Core	92,293	2,607	90,939	179
Enhanced 500	—	—	—	2,021
Neutral 500	104,778	10,214	96,280	29
Hedged Plus	3,224	3,298	—	17
Hedged Core	65,404	1,583	64,718	27
Defensive Long	190,585	11,745	182,247	117
Defensive Long 500	746,384	20,974	737,365	201

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2019:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute 500 Core	$92,293	$—	$92,293	$—	$(92,293)	$—
Neutral 500	104,778	—	104,778	—	(104,778)	—
Hedged Plus	3,224	—	3,224	—	(3,224)	—
Hedged Core	65,404	—	65,404	—	(65,404)	—
Defensive Long	190,585	—	190,585	—	(190,585)	—
Defensive Long 500	746,384	—	746,384	—	(746,384)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute 500	$—	$244,260	$—
Absolute 500 Core	28,805	—	—
Enhanced 500	42,759	1,561,279	—
Neutral 500	14,644	7,988	—
Hedged Plus	18,183	34,014	—
Hedged Core	36,682	—	—
Defensive Long	10,050	36,317	1,486
Defensive Long 500	54,690	—	—
Short Strategies	35,362	—	—
Master Neutral	60,544	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute 500	$—	$41,750	$1,281,681	$1,741,166	$—	$—
Absolute 500 Core	—	5,478	262,123	238,218	—	—
Enhanced 500	—	150,674	4,028,575	4,873,783	—	—
Neutral 500	—	4,396	59,291	501,051	—	—
Hedged Plus	—	13,994	270,974	342,715	—	—
Hedged Core	—	13,626	286,197	237,043	—	—
Defensive Long	—	—	—	404,296	—	(27,300)
Defensive Long 500	—	60,991	816,435	1,516,017	—	—
Short Strategies	(103,474)	—	—	(178,500)	—	—
Master Neutral	(42,755)	807	—	124,863	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2018, were primarily attributed to wash sales on unsettled short sales, deferred of loss on unsettled trades, realized gain/loss on unsettled swaps and net dividend receivable and payable on unsettled swaps. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$19,673,953	$2,868,715	$(971,266)	$1,897,449
Absolute 500 Core	2,534,799	359,757	(108,382)	251,375
Enhanced 500	46,916,404	6,976,220	(1,875,630)	5,100,590
Neutral 500	11,529,337	1,675,559	(757,309)	918,250
Hedged Plus	3,974,377	560,940	(199,018)	361,922
Hedged Core	2,286,146	318,757	(79,450)	239,307
Defensive Long	3,761,108	674,030	(155,238)	518,792
Defensive Long 500	21,074,319	2,762,657	(922,338)	1,840,319
Short Strategies	27,070,827	1,317,255	(3,031,312)	(1,714,057)
Master Neutral	18,181,026	326,679	(295,036)	31,643
ESG Large Value	1,030,566	124,616	(9,559)	115,057

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the year ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Defensive Long	$6,314	$335,168	$(314,182)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Short Strategies	$103,474
Master Neutral	42,755

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission upon filing.

Approval of Investment Advisory Contract

At a meeting held on December 6-7, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the new investment advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Gotham ESG Large Value Fund (the “Fund”). At the Meeting, the Board considered the approval of the Agreement for an initial two-year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services to be provided for the Fund, (ii) the size and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Fund, and (x) compliance with federal securities laws and other regulatory requirements.

Representatives from Gotham attended the December Meeting via teleconference. The representatives discussed Gotham’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered that the proposed strategy for the Fund was new, and therefore did not have historical performance. However, they noted that they have received performance information for another series of the Trust advised by Gotham, the Gotham Large Value Fund, which is managed in a manner similar to that proposed for the Fund. The Trustees were satisfied with the Adviser’s ability to execute strategies of the type proposed to be employed for the Fund.

The Trustees also noted that the representatives of Gotham had provided information regarding its proposed advisory fee and an analysis of the fee in relation to the services proposed to be provided to the Fund and any other ancillary benefit resulting from Gotham’s relationship with the Fund. The Trustees reviewed information regarding the fees Gotham charges to the other funds advised by Gotham that use a similar investment process. The Trustees discussed the limitations of the comparative expense information, given the potential varying nature and extent of the services provided by the Adviser.

The Trustees evaluated explanations provided by Gotham as to differences in fees proposed to be charged to the Fund on the one hand, and fees charged to other similarly managed accounts or funds on the other. They evaluated explanations provided by Gotham regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fees and services proposed to be provided by

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

Gotham are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Gotham, the Board took into account its familiarity with Gotham’s personnel through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports from the Trust’s Chief Compliance Officer. The Board considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services proposed to be provided to the Fund by Gotham and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees also considered the costs of the services to be provided by Gotham, the compensation and benefits to be received by Gotham in providing services to the Fund, as well as Gotham’s profitability. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that Gotham’s advisory fee levels were reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the Fund.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of shareholders, and that although the fee structure of the Fund did not currently include breakpoint reductions as asset levels increase, the Adviser anticipated waiving or reimbursing a portion of its advisory fees.

The Trustees determined to approve the Agreement with regard to the Fund for an initial two-year term. In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

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Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTIII-0319

SIRIOS LONG/SHORT FUND

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Total Returns for the Periods Ended March 31, 2019
	Six Months†	Since Inception
Institutional Class	-2.37%	4.27%*
HFRX Equity Hedge Index	-3.15%	-4.40%**

†	Not annualized.

*	The Sirios Long/Short Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2018.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2019, are 4.57% and 2.10%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2020, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin”. It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.

1

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018 through March 31, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	Sirios Long/Short Fund
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$ 976.30	$11.04**
Hypothetical (5% return before expenses)	1,000.00	1,013.76	11.25**

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2019 of 2.24% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return for the Fund of (2.37)%.

**

These amounts include dividends paid on securities which the Fund has sold short (“Short-sale dividends”). The amount of short-sale dividends expense was 0.64% of average net assets for the Institutional Class shares of the Fund.

3

SIRIOS LONG/SHORT FUND

Portfolio Holdings Summary Table

March 31, 2019

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Healthcare-Products	17.2%	$4,360,335
Banks	13.6	3,453,262
Aerospace & Defense	9.3	2,359,058
Retail	8.5	2,155,700
Insurance	6.1	1,557,902
Commercial Services.	4.3	1,091,755
Chemicals	4.1	1,038,960
Beverages	3.6	921,432
Transportation	3.5	893,549
Food	3.4	854,651
Semiconductors	3.1	782,031
Computers	2.1	524,810
Electronics	2.0	521,574
Lodging	1.5	378,283
Healthcare-Services	1.5	374,287
Software	1.2	316,476
Media	1.0	255,654
Telecommunications	1.0	247,429
Pharmaceuticals	0.8	200,373
Distribution/Wholesale	0.7	188,872
Apparel	0.6	145,453
Machinery-Diversified	0.5	137,561
Oil &Gas	0.3	69,898
Short-Term Investment	10.9	2,785,357

Total Long Positions	100.8	25,614,662

SHORT POSITIONS:
Common Stocks:
Biotechnology	(0.2)	(52,434)
Retail	(2.6)	(668,731)
Exchange Traded Funds	(25.7)	(6,533,935)

Total Short Positions	(28.5)	(7,255,100)

Other Assets In Excess of Liabilities	27.7%	7,043,168

NET ASSETS	100.0%	$25,402,730

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

SIRIOS LONG/SHORT FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 100.8%
COMMON STOCKS — 89.9%
Aerospace & Defense — 9.3%
Airbus SE (France)	10,885	$1,442,664
General Dynamics Corp.	736	124,590
Safran SA (France)	5,777	791,804

		2,359,058

Apparel — 0.6%
Canada Goose Holdings, Inc. (Canada)*	3,029	145,453

Banks — 13.6%
Bank of America Corp.†	16,100	444,199
Fifth Third Bancorp	6,070	153,085
JPMorgan Chase & Co.†	11,357	1,149,669
Regions Financial Corp.†	48,498	686,247
SunTrust Banks, Inc.†	16,597	983,372
Western Alliance Bancorp*	894	36,690

		3,453,262

Beverages — 3.6%
Coca-Cola Co. (The)†	11,230	526,238
Constellation Brands, Inc., Class A†	2,254	395,194

		921,432

Chemicals — 4.1%
International Flavors & Fragrances Inc.	4,579	589,729
Sherwin-Williams Co. (The)†	1,043	449,231

		1,038,960

Commercial Services — 4.3%
Equifax Inc†	3,651	432,644
Moody’s Corp.†	1,441	260,951
PayPal Holdings Inc.*	1,314	136,446

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial Services — (Continued)
S&P Global, Inc.†	1,243	$261,714

		1,091,755

Computers — 2.1%
Check Point Software Technologies Ltd. (Israel)*	2,108	266,641
Perspecta, Inc.†	12,768	258,169

		524,810

Distribution/Wholesale — 0.7%
KAR Auction Services, Inc.	3,681	188,872

Electronics — 2.0%
Honeywell International, Inc.†	3,282	521,574

Food — 3.4%
General Mills, Inc.†	16,515	854,651

Healthcare-Products — 17.2%
Abbott Laboratories†	15,307	1,223,641
Becton Dickinson and Co.†	6,303	1,574,048
Boston Scientific Corp.†*	19,918	764,453
Danaher Corp.†	6,046	798,193

		4,360,335

Healthcare-Services — 1.5%
Universal Health Services, Inc., Class B†	2,798	374,287

Insurance — 6.1%
Berkshire Hathaway, Inc., Class B†*	7,755	1,557,902

Lodging — 1.5%
Choice Hotels International, Inc.†	4,866	378,283

The accompanying notes are an integral part of the financial statements.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Machinery-Diversified — 0.5%
Rockwell Automation, Inc.	784	$137,561

Media — 1.0%
World Wrestling Entertainment, Inc., Class A	2,946	255,654

Oil & Gas — 0.3%
Pioneer Natural Resources Co.	459	69,898

Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.*	6,248	200,373

Retail — 8.5%
BJ’s Wholesale Club Holdings, Inc.†*	46,510	1,274,374
McDonald’s Corp.†	4,641	881,326

		2,155,700

Semiconductors — 3.1%
Analog Devices, Inc.†	3,872	407,604
Texas Instruments, Inc.†	3,530	374,427

		782,031

Software — 1.2%
Electronic Arts Inc*	3,114	316,476

Telecommunications — 1.0%
LogMeIn, Inc.	3,089	247,429

Transportation — 3.5%
Kansas City Southern†	3,530	409,409
Old Dominion Freight Line, Inc.†	3,353	484,140

		893,549

TOTAL COMMON STOCKS (Cost $22,098,139)		22,829,305

	Number of Shares	Value
SHORT-TERM INVESTMENT — 10.9%
Dreyfus Treasury & Cash Management, Institutional Shares, 2.32%(a) (Cost $2,785,357)	2,785,357	$2,785,357

TOTAL LONG POSITIONS — 100.8% (Cost $24,883,496)		25,614,662

SHORT POSITIONS — (28.5)%
COMMON STOCKS — (2.8)%
Biotechnology — (0.2)%
Amgen, Inc.	(276)	(52,434)

Retail — (2.6)%
Lowe’s Cos, Inc.	(2,750)	(301,043)
Walmart, Inc.	(3,770)	(367,688)

		(668,731)

TOTAL COMMON STOCKS (Proceeds $683,598)		(721,165)

EXCHANGE TRADED FUNDS — (25.7)%
Consumer Discretionary Select Sector SPDR Fund	(2,301)	(261,969)
Financial Select Sector SPDR Fund	(29,653)	(762,379)
Industrial Select Sector SPDR Fund	(7,083)	(531,437)
iShares Russell 1000 ETF	(6,685)	(1,051,617)
iShares U.S. Real Estate ETF	(1,189)	(103,491)
SPDR S&P 500 ETF Trust	(6,567)	(1,855,046)
SPDR S&P Regional Banking ETF	(8,182)	(420,064)

The accompanying notes are an integral part of the financial statements.

6

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS — (Continued)
Technology Select Sector SPDR Fund	(20,918)	$(1,547,932)

		(6,533,935)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,337,925)		(6,533,935)

TOTAL SECURITIES SOLD SHORT - (28.5)% (Proceeds $7,021,523)		(7,255,100)

OTHER ASSETS IN EXCESS OF LIABILITIES - 27.7%		7,043,168

NET ASSETS - 100.0%		$25,402,730

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2019.

The accompanying notes are an integral part of the financial statements.

7

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation /(Depreciation)
EUR	70,000	USD	79,656	06/19/19	MS	$(592)
EUR	116,000	USD	132,691	06/19/19	MS	(1,669)
USD	2,485,099	EUR	2,174,000	06/19/19	MS	29,573

						$27,312

Legend

EUR	Euro
MS	Morgan Stanley
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

8

SIRIOS LONG/SHORT FUND

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets
Investments, at value (Cost $24,883,496)	$25,614,662
Cash	272,094
Deposits with brokers for securities sold short	7,204,394
Receivable for investments sold	471,112
Dividends and interest receivable	31,715
Unrealized appreciation on forward foreign currency contracts*	29,573
Prepaid expenses and other assets	12,736

Total assets	33,636,286

Liabilities
Securities sold short, at value (Proceeds received $7,021,523)	7,255,100
Payable for investments purchased	909,385
Payable for audit fees	27,000
Payable for administration and accounting fees	12,991
Dividends and fees on securities sold short	10,018
Payable to Investment Adviser	11,230
Payable for printing fees	5,326
Unrealized depreciation on forward foreign currency contracts*	2,261
Payable for Trustees and Officers	71
Accrued expenses	174

Total liabilities	8,233,556

Net Assets	$25,402,730

Net Assets Consisted of:
Capital stock, $0.01 par value	$25,072
Paid-in capital	25,245,356
Total distributable earnings	132,302

Net Assets	$25,402,730

Institutional Class:
Shares outstanding	2,507,163

Net asset value, offering and redemption price per share ($25,402,730 / 2,507,163 shares)	$10.13

*	Primary risk exposure is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

9

SIRIOS LONG/SHORT FUND

Statement of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

Investment Income
Dividends	$92,536
Interest	17,791
Prime broker rebate income	32,750

Total investment income	143,077

Expenses
Advisory fees (Note 2)	89,143
Dividends on securities sold short	42,585
Administration and accounting fees (Note 2)	31,838
Transfer agent fees (Note 2)	18,339
Trustees’ and officers’ fees (Note 2)	18,236
Registration and filing fees	17,796
Legal fees	13,563
Custodian fees (Note 2)	11,521
Audit fees	9,225
Printing and shareholder reporting fees	4,828
Other expenses	3,422

Total expenses before waivers and reimbursements	260,496

Less: waivers and reimbursements (Note 2)	(112,260)

Net expenses after waivers and reimbursements	148,236

Net investment loss	(5,159)

Net realized and unrealized gain/(loss) from investment
Net realized loss from investments	(305,429)
Net realized loss from securities sold short	(42,311)
Net realized gain from foreign currency transactions	636
Net realized gain from forward foreign currency contracts*	36,566
Net change in unrealized appreciation/(depreciation) on investments	86,438
Net change in unrealized appreciation/(depreciation) on securities sold short	(70,050)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts*	22,831

Net realized and unrealized loss on investments	(271,319)

Net decrease in net assets resulting from operations	$(276,478)

*	Primary risk is foreign currency risk.

The accompanying notes are an integral part of the financial statements.

10

SIRIOS LONG/SHORT FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment loss	$(5,159)	$(8,173)
Net realized gain/(loss) from investments, securities sold short, forward foreign currency contracts and foreign currency transactions	(310,538)	201,699
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and forward foreign currency contracts	39,219	485,682

Net increase/(decrease) in net assets resulting from operations	(276,478)	679,208

Less Dividends and Distributions to Shareholders From (Note 1):
Total distributable earnings**	(270,428)	—

Decrease in net assets from dividends and distributions to shareholders	(270,428)	—

Increase in net assets derived from capital share transactions (Note 4)	15,270,428	10,000,000

Total increase in net assets	14,723,522	10,679,208

Net assets
Beginning of period	10,679,208	—

End of period***	$25,402,730	$10,679,208

*	The Sirios Long/Short Fund commenced operations on May 3, 2018.
**

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the period ended September 30, 2018, distributions from net investment income and net realized gains were $0 and $0, respectively.

***

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 1. For the period ended September 30, 2018, end of year net assets included accumulated net investment income of $8,806.

The accompanying notes are an integral part of the financial statements.

11

SIRIOS LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period May 3, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.68		$10.00

Net investment income/(loss)(1)	(0.00	)(2)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.28)		0.69

Net increase/(decrease) in net assets resulting from operations	(0.28)		0.68

Dividends and distributions to shareholders from:
Net investment income	(0.01)		—
Net realized capital gains	(0.26)		—

Total dividends and distributions to shareholders	(0.27)		—

Net asset value, end of period	$10.13		$10.68

Total investment return(3)	(2.37)%		6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,403		$10,679
Ratio of expenses to average net assets(4)	2.24	%(5)	2.10	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	3.95	%(5)	4.57	%(5)
Ratio of net investment loss to average net assets	(0.08	)%(5)	(0.19	)%(5)
Portfolio turnover rate	77.32	%(7)	48.69	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the six months ended March 31, 2019 and for the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

SIRIOS LONG/SHORT FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The Sirios Long/Short Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on May 3, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2019, Class A, Advisor Class and Retail Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods.

13

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 03/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long Positions:
Common Stocks
Aerospace & Defense	$2,359,058	$124,590	$2,234,468	$—
Apparel	145,453	145,453	—	—
Banks	3,453,262	3,453,262	—	—
Beverages	921,432	921,432	—	—
Chemicals	1,038,960	1,038,960	—	—
Commercial Services	1,091,755	1,091,755	—	—
Computers	524,810	524,810	—	—
Distribution/Wholesale	188,872	188,872	—	—
Electronics	521,574	521,574	—	—
Food	854,651	854,651	—	—
Healthcare-Products	4,360,335	4,360,335	—	—

14

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Assets	Total Value at 03/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Healthcare-Services	$374,287	$374,287	$—	$—
Insurance	1,557,902	1,557,902	—	—
Lodging	378,283	378,283	—	—
Machinery-Diversified	137,561	137,561	—	—
Media	255,654	255,654	—	—
Oil & Gas	69,898	69,898	—	—
Pharmaceuticals	200,373	200,373	—	—
Retail	2,155,700	2,155,700	—	—
Semiconductors	782,031	782,031	—	—
Software	316,476	316,476	—	—
Telecommunications	247,429	247,429	—	—
Transportation	893,549	893,549	—	—
Short-TermInvestment	2,785,357	2,785,357	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	29,573	—	29,573	—

Total Assets	$25,644,235	$23,380,194	$2,264,041	$—

Liabilities
Short Positions:
Common Stocks
Biotechnology	$(52,434)	$(52,434)	$—	$—
Retail	(668,731)	(668,731)	—	—
Exchange Traded Funds	(6,533,935)	(6,533,935)	—	—
Derivatives:
Forward Foreign Currency Contracts	(2,261)	—	(2,261)	—

Total Liabilities	$(7,257,361)	$(7,255,100)	$(2,261)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.

15

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

16

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the

17

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

distributions paid to shareholders on the Statements of Changes in Net Assets. Management has evaluated the implications of adopting these amendments and there is no significant impact on the financial statements and accompanying notes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the six months ended March 31, 2019, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(1,724,949)	$1,724,949

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

18

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by the Fund for forward foreign currency contracts as of March 31, 2019:

		Derivative
	Derivative	Available	Collateral	Derivative
Description	Assets – Gross	for Offset	Received	Assets – Net*
Forward foreign currency contracts	$29,573	$(2,261)	—	$27,312

		Derivative
	Derivative	Available	Collateral	Derivative
Description	Liabilities–Gross	for Offset	Posted	Liabilities–Net
Forward foreign currency contracts	$(2,261)	$2,261	—	—

*	Net amount represents the net receivable from the counterparty in the event of a default.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and

19

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2019, the Fund had securities sold short totaling $7,255,100, securities pledged as collateral totaling $7,021,523 and deposits with brokers for securities sold short totaling $7,204,394.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. The Fund received rebate income for the six months ended March 31, 2019 totaling $32,750. These amounts are included in prime broker rebate income on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. For the six months ended March 31, 2019, dividends on short sales totaled $42,585.

2. Transactions with Affiliates and Related Parties and Other Service Providers

Sirios Capital Management, L.P. serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2020, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. As of March 31, 2019, the amount of potential recovery was as follows:

20

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Expiration
September 30, 2021	March 31, 2022	Total
$71,400	$90,186	$161,586

For the six months ended March 31, 2019, the Adviser earned advisory fees of $89,143 and waived fees and/or reimbursed expenses of $90,186.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2019, BNY Mellon accrued administration and accounting fees totaling $31,838 and waived fees totaling $14,175. For the period ended March 31, 2019, BNY Mellon accrued custodian fees totaling $11,521 and waived fees totaling $3,039.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended March 31, 2019, BNY Mellon accrued transfer agent fees totaling $18,339 and waived fees totaling $4,860.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2019, the amount of potential recovery was $54,771. The ability to recover such amounts previously waived expires on May 3, 2021.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the six months ended March 31, 2019 was $2,701. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

21

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended March 31, 2019 aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$23,551,413	$9,887,228

4. Capital Share Transactions

For the six months ended March 31, 2019 and for the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2019		For the Period Ended September 30, 2018*

	Shares	Value	Shares	Value
Institutional Class
Sales	1,477,832	$15,000,000	1,000,000	$10,000,000
Reinvestments	29,331	270,428	—	—

Net Increase	1,507,163	$15,270,428	1,000,000	$10,000,000

*	The Fund commenced operations on May 3, 2018.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

During the period May 3, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains.

22

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Other Temporary Differences
$ —	$270,428	$—	$408,780	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$17,861,973

Gross unrealized appreciation on investment	$1,037,485
Gross unrealized depreciation on investment	(539,896)

Net unrealized appreciation	$497,589

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

24

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Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIR-0319

SIRIOS LONG/

SHORT FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL

REPORT

March 31, 2019

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Sirios Long/Short Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Sirios Long/Short Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Sirios Long/Short Fund’s website (www.sirioslp.com),and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Sirios Long/Short Fund, call Shareholder Services toll-free at (866) 640-5704 or write to the Sirios Long/Short Fund at:

Sirios Long/Short Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the Sirios Long/Short Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Sirios Long/Short Fund.

TOBAM EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2019
	Six Months†	1 Year	Since Inception
Class I	-2.36%	-12.49%	7.51%*
MSCI® EM Net TR Index	1.71%	-7.28%	6.37%**

†	Not annualized.

*	The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.44% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2019, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2020, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup, subject to approval by The Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”). The MSCI® EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America and the Middle East. An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.

1

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018 through March 31, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

March 31, 2019

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Class I
Actual	$1,000.00	$ 976.40	$5.42
Hypothetical (5% return before expenses)	1,000.00	1,019.45	5.54

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2019 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (2.36)% for Class I shares.

3

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

March 31, 2019

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Telecommunications	10.6%	$9,569,357
Pharmaceuticals	8.3	7,480,654
Retail	5.9	5,354,034
Food	5.6	5,043,276
Computers	4.6	4,167,097
Banks	3.7	3,291,880
Oil & Gas	4.1	3,658,469
Mining	3.5	3,170,144
Commercial Services	3.2	2,895,802
Gas	3.1	2,813,484
Apparel	3.0	2,725,796
Software	2.8	2,520,521
Auto Manufacturers	2.8	2,506,470
Insurance	2.1	1,859,079
Internet	2.2	1,952,553
Healthcare-Services	2.2	1,938,330
Engineering & Construction	1.9	1,689,975
Chemicals	1.9	1,673,059
Home Furnishings	1.8	1,616,753
Transportation	1.8	1,582,809
Aerospace/Defense	1.7	1,511,595
Auto Parts & Equipment	1.6	1,457,850
Diversified Financial Services	1.6	1,445,071
Beverages	1.4	1,305,124
Biotechnology	1.1	990,391
Semiconductors	1.1	964,605
Healthcare-Products	1.1	955,773
Electronics	1.0	947,466
Cosmetics/Personal Care	1.0	928,227

	% of Net Assets	Value
Common Stocks: (Continued)
Forest Products & Paper	1.0%	$909,362
Iron/Steel	1.0	889,143
Water	1.0	887,621
Airlines	0.8	706,474
Electric	0.8	684,420
Closed-end Funds	0.7	659,163
Energy-Alternate Sources	0.7	648,201
Real Estate	0.6	582,041
Miscellaneous Manufacturing	0.6	516,110
Media	0.5	490,283
Shipbuilding	0.5	484,483
Investment Companies	0.5	442,779
Entertainment	0.5	414,747
Lodging	0.4	357,611
Household Products/Wares	0.4	349,169
Advertising	0.4	332,690
Leisure Time	0.1	90,719
Rights:
Telecommunications	0.1	111,394
Preferred Stocks:
Oil & Gas	1.0	911,236
Electric	0.7	655,574
Chemicals	0.5	446,711
Auto Manufacturers	0.5	425,838
Liabilities in Excess of Other Assets	(0.0)	(1,404)

NET ASSETS	100.0%	$90,010,009

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.2%
Brazil — 7.3%
B2W Cia Digital*	40,000	$428,774
Banco Do Brasil SA	70,200	869,219
BB Seguridade Participacoes SA	48,900	328,469
CCR SA	97,000	290,107
Cia de Saneamento Basico do Estado de Sao Paulo	27,900	296,790
Cielo SA	205,000	495,831
Embraer SA	182,400	863,702
Equatorial Energia SA	4,900	99,931
Hypera SA	16,000	105,840
IRB Brasil Resseguros SA	15,200	353,276
Localiza Rent a Car SA	48,800	407,690
Magazine Luiza SA	12,200	535,163
Petroleo Brasileiro SA	54,400	430,854
Raia Drogasil SA	11,500	191,003
Suzano Papel e Celulose SA	76,900	909,362

		6,606,011

China — 14.9%
51job, Inc., ADR*	1,956	152,333
AAC Technologies Holdings, Inc.	21,000	124,562
ANTA Sports Products, Ltd.	168,000	1,145,255
Autohome, Inc., ADR*	1,859	195,418
Boe Technology Group Co., Ltd., Class A	152,500	88,130
Brilliance China Automotive Holdings, Ltd.	346,000	343,691
China Communications Services Corp., Ltd., Class H	140,000	125,092

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China International Travel Service Corp., Ltd., Class A	8,700	$90,719
China Mengniu Dairy Co., Ltd.	192,000	714,588
China Resources Beer Holdings Co., Ltd.	140,000	590,498
China Resources Gas Group, Ltd.	262,000	1,236,891
China United Network Communications, Ltd., Class A	143,900	145,201
ENN Energy Holdings, Ltd.	104,100	1,007,569
GDS Holdings, Ltd., ADR*	9,000	321,210
GOME Retail Holdings, Ltd.*	1,501,000	139,765
Great Wall Motor Co., Ltd., Class H	545,500	410,431
Guangdong Investment, Ltd.	306,000	590,831
Hengan International Group Co., Ltd.	47,500	416,441
Jiangsu Hengrui Medicine Co., Ltd., Class A	120	1,166
Luye Pharma Group, Ltd.(a)	128,000	112,133
Poly Developments And Holdings Group Co., Ltd.	56,200	118,728
SAIC Motor Corp., Ltd., Class A	36,600	141,838
Semiconductor Manufacturing International Corp.*	347,000	351,661

The accompanying notes are an integral part of the financial statements.

5

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	564,000	$539,332
Shenzhou International Group Holdings, Ltd.	87,500	1,175,581
Sihuan Pharmaceutical Holdings Group, Ltd.	564,000	136,718
TAL Education Group, ADR*	25,732	928,411
Tingyi Cayman Islands Holding Corp.	612,000	1,010,225
Want Want China Holdings, Ltd.	1,285,000	1,068,959

		13,423,377

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	38,526	442,779

Czech Republic — 0.2%
Komercni banka as	5,160	210,919

Greece — 2.0%
Alpha Bank AE*	360,199	499,817
Hellenic Telecommunications Organization SA	20,629	276,264
JUMBO SA	33,944	568,619
OPAP SA	40,128	414,747

		1,759,447

Hong Kong — 2.7%
China Ding Yi Feng Holdings, Ltd.*	224,000	659,163
China First Capital Group, Ltd.*	494,000	261,365
Fullshare Holdings, Ltd.	2,235,000	299,323

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Jiayuan International Group, Ltd.	310,000	$163,990
Sino Biopharmaceutical, Ltd.	338,500	309,354
Sun Art Retail Group, Ltd.	796,500	777,046

		2,470,241

India — 19.9%
Asian Paints, Ltd.	4,570	98,396
Aurobindo Pharma, Ltd.	80,088	906,492
Bajaj Finance, Ltd.	6,179	269,616
Bharat Petroleum Corp., Ltd.	103,014	592,329
Bharti Airtel, Ltd.	80,983	389,214
Bharti Infratel, Ltd.	106,482	481,581
Cipla, Ltd.	104,705	799,289
Container Corp of India, Ltd.	40,189	304,686
Dr Reddy’s Laboratories, Ltd.	26,748	1,075,034
Glenmark Pharmaceuticals, Ltd.	31,527	294,629
HCL Technologies, Ltd.	86,709	1,362,300
Hindustan Petroleum Corp., Ltd.	130,589	537,079
Indiabulls Housing Finance, Ltd.	60,122	743,833
Indian Oil Corp., Ltd.	306,115	721,119
Infosys, Ltd.	111,725	1,199,030
Lupin, Ltd.	59,125	630,698
Power Grid Corp of India, Ltd.	40,885	116,800
Shriram Transport Finance Co., Ltd.	23,409	431,622
State Bank of India*	44,651	206,515

The accompanying notes are an integral part of the financial statements.

6

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Sun Pharmaceutical Industries, Ltd.	193,167	$1,336,495
Tata Consultancy Services, Ltd.	47,160	1,363,022
Tech Mahindra, Ltd.	103,318	1,158,221
United Spirits, Ltd.*	89,462	714,626
Vodafone Idea, Ltd.*	692,106	182,216
Wipro, Ltd.	117,818	433,584
Yes Bank, Ltd.	266,177	1,054,861
Zee Entertainment Enterprises, Ltd.	76,176	490,283

		17,893,570

Indonesia — 2.2%
Jasa Marga Persero Tbk PT	653,800	274,760
Perusahaan Gas Negara Persero Tbk	3,439,700	569,024
Telekomunikasi Indonesia Persero Tbk PT	2,707,500	748,380
Unilever Indonesia Tbk PT	100,900	349,169

		1,941,333

Malaysia — 2.2%
AirAsia Group Bhd	454,600	296,733
Axiata Group Bhd	558,585	568,944
Maxis Bhd	483,400	635,509
Top Glove Corp. Bhd	455,400	516,110

		2,017,296

Peru — 1.1%
Cia de Minas Buenaventura SAA, ADR	55,115	952,387

Poland — 1.1%
Orange Polska SA*	209,212	279,644

	Number of Shares	Value

COMMON STOCKS — (Continued)
Poland — (Continued)
Polski Koncern Naftowy ORLEN SA	28,489	$725,168

		1,004,812

Russia — 1.5%
Alrosa PJSC	253,060	356,406
PhosAgro PJSC, GDR	36,400	456,897
Severstal PJSC	33,760	528,890

		1,342,193

South Africa — 2.1%
AngloGold Ashanti, Ltd.	82,438	1,083,911
Gold Fields, Ltd.	210,920	777,440

		1,861,351

South Korea — 17.9%
AMOREPACIFIC Group	3,331	204,684
Celltrion Pharm, Inc.*	3,743	183,128
Celltrion, Inc.*	2,331	372,663
Cheil Worldwide, Inc.	15,600	332,690
CJ Enm Co., Ltd.	1,566	321,723
Coway Co., Ltd.	13,906	1,157,710
Hanmi Pharm Co., Ltd.	1,554	625,219
Hanmi Science Co., Ltd.	3,468	236,861
Hanon Systems	59,693	597,960
HLB, Inc.*	6,849	484,483
Hyundai Engineering & Construction Co., Ltd.	10,150	478,453
Hyundai Glovis Co., Ltd.	5,932	672,407
Hyundai Marine & Fire Insurance Co., Ltd.	20,295	678,162
Hyundai Mobis Co., Ltd.	4,676	859,890
Hyundai Motor Co.	3,735	393,807
Kangwon Land, Inc.	12,678	357,611
Kia Motors Corp.	30,654	955,338

The accompanying notes are an integral part of the financial statements.

7

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Korea Aerospace Industries, Ltd.	20,759	$647,893
LG Household & Health Care, Ltd.	579	723,543
LG Uplus Corp.	34,700	472,582
Lotte Shopping Co., Ltd.	1,208	189,695
Medy-Tox, Inc.	1,316	679,082
NCSoft Corp.	2,690	1,176,028
Orion Corp.	7,061	622,518
Samsung Fire & Marine Insurance Co., Ltd.	1,445	383,178
Samsung Life Insurance Co., Ltd.	1,565	115,994
Shinsegae, Inc.	1,328	395,904
SillaJen, Inc.*	4,955	281,656
SK Telecom Co., Ltd.	5,041	1,116,424
Yuhan Corp.	1,677	354,935

		16,072,221

Taiwan — 8.9%
Asustek Computer, Inc.	55,000	398,549
AU Optronics Corp.	1,115,000	411,016
Eclat Textile Co., Ltd.	57,660	777,505
Far EasTone Telecommunications Co., Ltd.	518,000	1,249,548
Feng TAY Enterprise Co., Ltd.	109,000	772,710
Innolux Corp.	794,000	258,132
Inventec Corp.	560,000	426,650
Micro-Star International Co., Ltd.	94,000	264,840
Nien Made Enterprise Co., Ltd.	52,000	459,043
Phison Electronics Corp.	40,000	392,724

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Powertech Technology, Inc.	93,000	$220,220
President Chain Store Corp.	48,000	473,183
TaiMed Biologics, Inc.*	57,000	311,309
Taiwan High Speed Rail Corp.	518,000	605,716
Taiwan Mobile Co., Ltd.	244,000	882,724
Tatung Co., Ltd.*	186,000	147,048

		8,050,917

Thailand — 10.5%
Advanced Info Service PCL	234,800	1,363,570
Airports of Thailand PCL	264,300	567,161
Bangkok Dusit Medical Services PCL	1,268,800	992,010
Bangkok Expressway & Metro PCL	2,429,700	773,763
Berli Jucker PCL	369,300	576,981
Bumrungrad Hospital PCL	117,500	664,664
Charoen Pokphand Foods PCL	856,920	688,880
CP ALL PCL	261,700	616,678
Energy Absolute PCL	427,900	648,201
Glow Energy PCL	163,100	467,689
Indorama Ventures PCL	434,500	682,183
PTT Global Chemical PCL	98,800	209,844
Thai Oil PCL	62,600	137,130
Thai Union Group PCL	593,400	361,125
TMB Bank PCL	3,499,300	224,898
True Corp. PCL	3,037,700	456,346

		9,431,123

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

March 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — 2.2%
Eregli Demir ve Celik Fabrikalari TAS	219,628	$360,253
Petkim Petrokimya Holding AS	276,470	225,739
TAV Havalimanlari Holding AS	58,279	244,509
Tupras Turkiye Petrol Rafinerileri AS	22,953	514,790
Turk Hava Yollari AO*	176,110	409,741
Turkiye Halk Bankasi AS	196,317	225,651

		1,980,683

TOTAL COMMON STOCKS (Cost $81,459,066)		87,460,660

RIGHTS — 0.1%
India — 0.1%
Vodafone Idea, Ltd.*	1,584,558	111,394

TOTAL RIGHTS (Cost $150,426)		111,394

PREFERRED STOCKS — 2.7%
Brazil — 2.2%
Braskem SA, Class A(b)	34,600	446,711
Cia Energetica de Minas Gerais(b)	186,000	655,574
Petroleo Brasileiro SA(b)	128,200	911,236

		2,013,521

South Korea — 0.5%
Hyundai Motor Co.(b)	6,328	425,838

TOTAL PREFERRED STOCKS (Cost $2,335,845)		2,439,359

Value

TOTAL INVESTMENTS - 100.0% (Cost $83,945,337)	$90,011,413
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(1,404)

NET ASSETS - 100.0%	$90,010,009

*	Non-income producing.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2019, these securities amounted to $112,133 or 0.1% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets
Investments, at value (Cost $83,945,337)	$90,011,413
Cash	143,132
Foreign currency (Cost $102,410)	101,348
Dividends receivable	321,650
Prepaid expenses and other assets	3,453

Total assets	90,580,996

Liabilities
Deferred foreign capital gains tax	289,009
Payable to Investment Adviser	157,793
Payable for administration and accounting fees	36,412
Payable for audit fees	32,720
Payable for custodian fees	19,720
Payable for legal fees	12,675
Payable for printing fees	12,415
Payable for transfer agent fees	8,010
Payable for Trustees and Officers	245
Accrued expenses	1,988

Total liabilities	570,987

Net Assets	$90,010,009

Net Assets consisted of:
Capital stock, $0.01 par value	$84,132
Paid-in capital	86,577,102
Total distributable earnings	3,348,775

Net Assets	$90,010,009

Class I:
Shares outstanding	8,413,218

Net asset value, offering and redemption price per share ($90,010,009 / 8,413,218 shares)	$10.70

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

Investment income
Dividends	$714,470
Less: foreign taxes withheld	(70,738)

Total investment income	643,732

Expenses
Advisory fees (Note 2)	271,242
Administration and accounting fees (Note 2)	30,341
Legal fees	26,526
Custodian fees (Note 2)	22,125
Trustees’ and officers’ fees (Note 2)	20,374
Audit fees	14,587
Registration and filing fees	13,715
Transfer agent fees (Note 2)	10,901
Printing and shareholder reporting fees	6,155
Other expenses	7,603

Total expenses before waivers and reimbursements	423,569

Less: waivers and reimbursements (Note 2)	(50,683)

Net expenses after waivers and reimbursements	372,886

Net investment income	270,846

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(2,519,500)
Net realized loss from foreign currency transactions	(187,249)
Net realized gain on futures*	52,116
Net change in unrealized appreciation/(depreciation) on investments**	2,585,879
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(13,595)

Net realized and unrealized loss on investments	(82,349)

Net increase in net assets resulting from operations	$188,497

*	Primary risk exposure is equity index contracts.
**	Includes net increase in deferred foreign capital gains tax of $289,009.

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Increase/(Decrease) in net assets from operations:
Net investment income	$270,846	$667,506
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	(2,654,633)	2,697,107
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	2,572,284	(1,562,326)

Net increase in net assets resulting from operations	188,497	1,802,287

Less dividends and distributions to shareholders from:
Total distributable earnings*	(3,514,085)	(850,557)

Net decrease in net assets from dividends and distributions to shareholders	(3,514,085)	(850,557)

Increase in net assets derived from capital share transactions (Note 4)	43,513,905	850,255

Total increase in net assets	40,188,317	1,801,985

Net assets
Beginning of period	49,821,692	48,019,707

End of period**	$90,010,009	$49,821,692

*

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the year ended September 30, 2018, distributions from net investment income and net realized gains were $790,859 and $59,698, respectively.

**

Parenthetical disclosure of accumulated net investment income/(loss) is no longer required. See Note 1. For the year ended September 30, 2018, end of year net assets included accumulated net investment income of $515,734.

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.58		$11.35	$10.00

Net investment income(1)	0.04		0.16	0.15
Net realized and unrealized gain/(loss) on investments	(0.35)		0.27	1.20

Net increase/(decrease) in net assets resulting from operations	(0.31	)(2)	0.43	1.35

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.19)	—
Net realized gains	(0.45)		(0.01)	—

Total dividends and distributions to shareholders	(0.57)		(0.20)	—

Net asset value, end of period	$10.70		$11.58	$11.35

Total investment return(3)	(2.36)%		3.79%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,010		$49,822	$48,020
Ratio of expenses to average net assets	1.10	%(4)	0.95%	0.85	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.25	%(4)	1.44%	1.66	%(4)
Ratio of net investment income to average net assets	0.80	%(4)	1.27%	3.29	%(4)
Portfolio turnover rate	31.73	%(6)	33.19%	13.73	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses presented on the Statement of Operations due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2019, Class A and Class C shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate

14

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 03/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$6,606,011	$6,606,011	$—	$—
China	13,423,377	1,597,372	11,826,005	—
Colombia	442,779	442,779	—	—

15

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	Total Value at 03/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Czech Republic	$210,919	$—	$210,919	$—
Greece	1,759,447	—	1,759,447	—
Hong Kong	2,470,241	—	2,470,241	—
India	17,893,570	—	17,893,570	—
Indonesia	1,941,333	—	1,941,333	—
Malaysia	2,017,296	—	2,017,296	—
Peru	952,387	952,387	—	—
Poland	1,004,812	—	1,004,812	—
Russia	1,342,193	—	1,342,193	—
South Africa	1,861,351	—	1,861,351	—
South Korea	16,072,221	1,540,888	14,531,333	—
Taiwan	8,050,917	882,724	7,168,193	—
Thailand	9,431,123	—	9,431,123	—
Turkey	1,980,683	—	1,980,683	—
Rights:
India	111,394	—	111,394	—
Preferred Stocks:
Brazil	2,013,521	2,013,521	—	—
South Korea	425,838	—	425,838	—

Total Investments	$90,011,413	$14,035,682	$75,975,731	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers between Levels.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

As of March 31, 2019, the Fund had no open future contracts.

For the six months ended March 31, 2019, the TOBAM Emerging Markets Fund’s monthly average volume of derivatives was as follows:

Long Futures Notional Cost	Short Futures Notional Cost
$4,683,362	$(4,692,560)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. Management has evaluated the implications of adopting these amendments and there is no significant impact on the financial statements and accompanying notes.

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85%, with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2020, 1.10%, with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by The Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2019, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	March 31, 2022	Total
$135,477	$254,667	$50,683	$440,827

For the six months ended March 31, 2019, the Adviser earned advisory fees of $271,242 and waived fees of $50,683.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover fees previously waived in prior periods, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. For the six months period ended March 31, 2019, the amount of potential recovery was $22,228. The ability to recover such amounts previously waived expires on April 25, 2020.

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended March 31, 2019 was $3,844. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$61,273,217	$21,455,920

4. Capital Share Transactions

For the six months ended March 31, 2019 and for the year ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Sales	3,759,412	$40,000,000	—	$—
Reinvestments	350,689	3,513,905	73,109	850,255

Net increase	4,110,101	$43,513,905	73,109	$850,255

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $850,557 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$ —	$2,681,413	$708,919	$3,284,031	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$83,945,337

Gross unrealized appreciation	$9,231,516
Gross unrealized depreciation	(3,165,440)

Net unrealized appreciation	$6,066,076

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

recognized for federal income tax purposes until October 1, 2018. As of September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

24

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Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOB-0319

TOBAM EMERGING MARKETS FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

March 31, 2019

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the TOBAM Emerging Markets Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from TOBAM Emerging Markets Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through TOBAM Emerging Markets Fund, call Shareholder Services toll-free at (844) 282-6161 or write to the TOBAM Emerging Markets Fund at:

TOBAM Emerging Markets Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

VERPLANCK BALANCED FUND

of

FundVantage Trust

SEMI-ANNUAL REPORT

March 31, 2019

(Unaudited)

This report is submitted for the general information of the shareholders of the Verplanck Balanced Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Verplanck Balanced Fund.

VERPLANCK BALANCED FUND

Semi-Annual Report

Performance Data

March 31, 2019

(Unaudited)

Total Returns for the Period Ended March 31, 2019
	Six Months†	Since Inception
Verplanck Balanced Fund	1.16%	1.34%*
Bloomberg Barclays U.S. Aggregate Bond
Index	4.63%	4.09%**
S&P 500® Index	-1.72%	-1.56%**

†	Not Annualized.

*	The Verplanck Balanced Fund (the “Fund”) commenced operations on August 28, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 741-5050.

The Fund intends to evaluate performance as compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market and the S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Verplanck Balanced Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

VERPLANCK BALANCED FUND

Fund Expense Disclosure

March 31, 2019

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2018 through March 31, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Verplanck Balanced Fund
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Actual	$1,000.00	$1,011.60	$0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.18	0.76

*

Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2019 of 0.15% for the Verplanck Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 1.16%.

3

VERPLANCK BALANCED FUND

Portfolio Holdings Summary Table

March 31, 2019

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Information Technology	11.0%	$94,787,218
Health Care	7.4	63,481,540
Financials	6.5	56,395,541
Consumer Discretionary	5.3	45,248,830
Communication Services	5.1	44,105,280
Industrials	5.1	43,512,257
Consumer Staples	3.7	31,784,054
Energy	2.7	23,541,966
Real Estate	1.6	14,056,541
Utilities	1.5	13,062,508
Materials	1.3	10,845,908
U.S. Treasury Obligations	18.7	160,654,736
Mortgage-Backed Securities	13.5	116,029,046
Corporate Bonds and Notes	13.0	112,143,714
Commercial Mortgage-Backed Securities	1.0	8,815,735
Foreign Government Bonds & Notes	0.8	7,083,688
U.S. Government Agency Obligations	0.5	4,410,784
Municipal Bonds	0.4	3,532,049
Asset-Backed Securities	0.3	2,426,096
Short-Term Investments	2.9	24,658,200
TBA Sale Commitments	(0.1)	(458,648)
Liabilities in excess of other assets	(2.2)	(18,761,984)

NET ASSETS	100.0%	$861,355,059

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

VERPLANCK BALANCED FUND

Portfolio of Investments

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.28%
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	299,317
Capital One Multi-Asset Execution Trust	2.08	03/15/2023	485,000	482,127
Capital One Multi-Asset Execution Trust	2.84	12/16/2024	250,000	252,112
Citibank Credit Card Issuance Trust	2.49	01/20/2023	300,000	299,566
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	242,696
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	248,778
Hyundai Auto Receivables Trust 2018-A	2.79	07/15/2022	600,000	601,500

Total Asset-Backed Securities (Cost $2,435,784)				2,426,096

Common Stocks — 51.18%
Communication Services — 5.12%
Activision Blizzard Inc			13,134	597,991
Alphabet Inc - Class A *			5,486	6,456,419
Alphabet Inc - Class C *			5,634	6,610,429
AT&T Inc			133,284	4,179,786
CBS Corp - Class B			9,574	455,052
CenturyLink Inc			15,642	187,548
Charter Communications Inc - Class A *			3,624	1,257,202
Comcast Corp - Class A			83,134	3,323,697
Discovery Inc - Class A *			3,783	102,217
Discovery Inc - Class C *			5,396	137,166
DISH Network Corp - Class A *			2,000	63,380
Electronic Arts Inc *			4,889	496,869
Facebook Inc - Class A *			44,263	7,378,199
Fox Corp *			9,084	333,474
Fox Corp *			154	5,526
Interpublic Group of Cos Inc/The			4,016	84,376
Netflix Inc *			7,969	2,841,427
News Corp - Class A			11,241	139,838
News Corp - Class B			1,496	18,685
Omnicom Group Inc			4,589	334,951
Take-Two Interactive Software Inc *			2,071	195,440
TripAdvisor Inc *			2,168	111,544
Twitter Inc *			12,917	424,711
Verizon Communications Inc			75,836	4,484,183
Viacom Inc - Class B			4,557	127,915
Walt Disney Co/The			33,840	3,757,255

				44,105,280

Consumer Discretionary — 5.25%
Advance Auto Parts Inc			826	140,858
Amazon.com Inc *			7,690	13,693,968
Aptiv PLC			4,400	349,756
AutoZone Inc *			453	463,926
Best Buy Co Inc			5,153	366,172
Booking Holdings Inc *			900	1,570,419

The accompanying notes are an integral part of the financial statements.

5

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Consumer Discretionary — 5.25%
BorgWarner Inc	2,434	93,490
Capri Holdings Ltd *	1,376	62,952
CarMax Inc *	2,139	149,302
Carnival Corp	6,999	354,989
Chipotle Mexican Grill Inc *	368	261,394
Darden Restaurants Inc	1,512	183,663
Dollar General Corp	4,692	559,756
Dollar Tree Inc *	3,378	354,825
DR Horton Inc	4,740	196,141
eBay Inc	18,185	675,391
Expedia Group Inc	2,048	243,712
Foot Locker Inc	974	59,024
Ford Motor Co	58,040	509,591
Gap Inc/The	5,430	142,157
Garmin Ltd	1,769	152,753
General Motors Co	19,012	705,345
Genuine Parts Co	2,343	262,486
H&R Block Inc	5,203	124,560
Hanesbrands Inc	2,700	48,276
Harley-Davidson Inc	3,878	138,289
Hasbro Inc	1,824	155,076
Hilton Worldwide Holdings Inc	3,612	300,193
Home Depot Inc/The	23,990	4,603,441
Kohl’s Corp	1,545	106,250
L Brands Inc	3,454	95,261
Leggett & Platt Inc	1,921	81,105
Lennar Corp - Class A	2,860	140,397
LKQ Corp *	5,292	150,187
Lowe’s Cos Inc	18,329	2,006,476
Macy’s Inc	5,002	120,198
Marriott International Inc - Class A	6,414	802,327
Mattel Inc *	5,842	75,946
McDonald’s Corp	17,787	3,377,751
MGM Resorts International	8,552	219,444
Mohawk Industries Inc *	843	106,344
Newell Brands Inc	7,875	120,802
NIKE Inc - Class B	24,048	2,025,082
Nordstrom Inc	848	37,634
Norwegian Cruise Line Holdings Ltd *	3,169	174,168
O’Reilly Automotive Inc *	2,361	916,776
PulteGroup Inc	5,976	167,089
PVH Corp	1,269	154,755
Ralph Lauren Corp	804	104,263
Ross Stores Inc	7,276	677,396
The accompanying notes are an integral part of the financial statements.

6

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Consumer Discretionary — 5.25%
Royal Caribbean Cruises Ltd	2,416	276,922
Starbucks Corp	25,183	1,872,104
Tapestry Inc	3,701	120,245
Target Corp	10,286	825,554
Tiffany & Co	1,629	171,941
TJX Cos Inc/The	22,800	1,213,188
Tractor Supply Co	1,548	151,332
Ulta Beauty Inc *	1,098	382,906
Under Armour Inc - Class A *	2,701	57,099
Under Armour Inc - Class C *	4,755	89,727
VF Corp	6,033	524,328
Whirlpool Corp	1,112	147,774
Wynn Resorts Ltd	836	99,752
Yum! Brands Inc	7,358	734,402

		45,248,830

Consumer Staples — 3.69%
Altria Group Inc	32,977	1,893,869
Archer-Daniels-Midland Co	10,068	434,233
Brown-Forman Corp - Class B	9,226	486,948
Campbell Soup Co	3,277	124,952
Church & Dwight Co Inc	3,419	243,535
Clorox Co/The	1,693	271,659
Coca-Cola Co/The	71,762	3,362,767
Colgate-Palmolive Co	16,204	1,110,622
Conagra Brands Inc	6,305	174,901
Constellation Brands Inc - Class A	3,237	567,543
Costco Wholesale Corp	6,904	1,671,735
Coty Inc - Class A	9,868	113,482
Estee Lauder Cos Inc/The - Class A	3,563	589,855
General Mills Inc	9,211	476,669
Hershey Co/The	3,051	350,346
Hormel Foods Corp	5,405	241,928
JM Smucker Co/The	1,679	195,603
Kellogg Co	4,570	262,227
Kimberly-Clark Corp	6,340	785,526
Kraft Heinz Co/The	10,062	328,524
Kroger Co/The	19,191	472,099
Lamb Weston Holdings Inc	2,411	180,680
McCormick & Co Inc	2,286	344,340
Molson Coors Brewing Co - Class B	3,017	179,964
Mondelez International Inc - Class A	28,169	1,406,196
Monster Beverage Corp *	6,756	368,742
PepsiCo Inc	27,576	3,379,439
Philip Morris International Inc	28,998	2,563,133

The accompanying notes are an integral part of the financial statements.

7

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Consumer Staples — 3.69%
Procter & Gamble Co/The	45,777	4,763,097
Sysco Corp	9,644	643,833
Tyson Foods Inc - Class A	4,095	284,316
Walgreens Boots Alliance Inc	14,871	940,888
Walmart Inc	26,355	2,570,403

		31,784,054

Energy — 2.73%
Anadarko Petroleum Corp	10,753	489,046
Apache Corp	7,248	251,216
Baker Hughes a GE Co	8,600	238,392
Cabot Oil & Gas Corp	8,692	226,861
Chevron Corp	33,569	4,135,029
Cimarex Energy Co	1,417	99,048
Concho Resources Inc	3,619	401,564
ConocoPhillips	21,640	1,444,254
Devon Energy Corp	10,130	319,703
Diamondback Energy Inc	3,040	308,651
EOG Resources Inc	10,257	976,261
Exxon Mobil Corp	74,009	5,979,927
Halliburton Co	15,343	449,550
Helmerich & Payne Inc	2,051	113,954
Hess Corp	6,431	387,339
HollyFrontier Corp	3,201	157,713
Kinder Morgan Inc	28,131	562,901
Marathon Oil Corp	23,329	389,828
Marathon Petroleum Corp	14,284	854,897
National Oilwell Varco Inc	5,810	154,778
Noble Energy Inc	10,070	249,031
Occidental Petroleum Corp	12,757	844,513
ONEOK Inc	6,982	487,623
Phillips 66	9,573	911,062
Pioneer Natural Resources Co	3,210	488,819
Schlumberger Ltd	24,864	1,083,324
TechnipFMC PLC (United Kingdom)	6,670	156,878
Valero Energy Corp	9,214	781,624
Williams Cos Inc/The	20,828	598,180

		23,541,966

Financials — 6.55%
Affiliated Managers Group Inc	926	99,184
Aflac Inc	15,908	795,400
Allstate Corp/The	8,438	794,691
American Express Co	16,966	1,854,384
American International Group Inc	19,848	854,655

The accompanying notes are an integral part of the financial statements.

8

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Financials — 6.55%
Ameriprise Financial Inc	3,334	427,085
Aon PLC	4,800	819,360
Arthur J Gallagher & Co	3,047	237,971
Assurant Inc	1,391	132,020
Bank Of America Corp	167,548	4,622,649
Bank Of New York Mellon Corp/The	5,300	267,279
BB&T Corp	12,103	563,153
Berkshire Hathaway Inc - Class B *	34,779	6,986,753
BlackRock Inc	1,823	779,096
Brighthouse Financial Inc *	2,083	75,592
Capital One Financial Corp	9,256	756,123
Cboe Global Markets Inc	1,371	130,848
Charles Schwab Corp/The	20,852	891,632
Chubb Ltd	7,657	1,072,593
Cincinnati Financial Corp	2,958	254,092
Citigroup Inc	43,834	2,727,351
Citizens Financial Group Inc	8,888	288,860
CME Group Inc	5,352	880,832
Comerica Inc	2,649	194,225
Discover Financial Services	7,506	534,127
E*TRADE Financial Corp	3,699	171,745
Everest Re Group Ltd	724	156,355
Fifth Third Bancorp	7,966	200,903
First Republic Bank/CA	3,030	304,394
Franklin Resources Inc	7,158	237,216
Goldman Sachs Group Inc/The	8,198	1,573,934
Hartford Financial Services Group Inc/The	3,716	184,760
Huntington Bancshares Inc/OH	9,923	125,824
Intercontinental Exchange Inc	8,811	670,870
Invesco Ltd	6,976	134,707
Jefferies Financial Group Inc	5,800	108,982
JPmorgan Chase & Co	65,127	6,592,806
KeyCorp	13,874	218,515
Lincoln National Corp	5,467	320,913
Loews Corp	5,741	275,166
M&T Bank Corp	2,893	454,259
Marsh & McLennan Cos Inc	8,817	827,916
MetLife Inc	17,069	726,627
Moody’s Corp	3,124	565,725
Morgan Stanley	25,224	1,064,453
MSCI Inc	1,628	323,712
Nasdaq Inc	2,445	213,913
Northern Trust Corp	5,138	464,527
People’s United Financial Inc	8,936	146,908

The accompanying notes are an integral part of the financial statements.

9

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Financials — 6.55%
PNC Financial Services Group Inc/The	8,359	1,025,315
Principal Financial Group Inc	4,811	241,464
Progressive Corp/The	12,138	875,028
Prudential Financial Inc	7,359	676,145
Raymond James Financial Inc	2,029	163,152
Regions Financial Corp	18,100	256,115
S&P Global Inc	5,039	1,060,961
State Street Corp	8,026	528,191
SunTrust Banks Inc	5,903	349,753
SVB Financial Group *	957	212,799
Synchrony Financial	12,201	389,212
T Rowe Price Group Inc	4,412	441,729
Torchmark Corp	3,318	271,910
Travelers Cos Inc/The	7,433	1,019,510
Unum Group	5,743	194,286
US Bancorp	31,444	1,515,286
Wells Fargo & Co	76,332	3,688,362
Willis Towers Watson PLC	1,907	334,965
Zions Bancorp NA	1,019	46,273

		56,395,541

Health Care — 7.37%
Abbott Laboratories	31,159	2,490,850
AbbVie Inc	28,466	2,294,075
ABIOMED Inc *	759	216,763
Agilent Technologies Inc	5,679	456,478
Alexion Pharmaceuticals Inc *	4,001	540,855
Align Technology Inc *	1,317	374,463
Allergan PLC	6,030	882,852
AmerisourceBergen Corp	4,037	321,022
Amgen Inc	13,370	2,540,033
Anthem Inc	5,765	1,654,440
Baxter International Inc	9,440	767,566
Becton Dickinson and Co	4,862	1,214,187
Biogen Inc *	3,722	879,806
Boston Scientific Corp *	24,439	937,969
Bristol-Myers Squibb Co	29,064	1,386,643
Cardinal Health Inc	5,188	249,802
Celgene Corp *	13,959	1,316,892
Centene Corp *	7,142	379,240
Cerner Corp *	5,005	286,336
Cigna Corp	7,426	1,194,249
Cooper Cos Inc/The	852	252,337
CVS Health Corp	25,131	1,355,315
Danaher Corp	9,915	1,308,978

The accompanying notes are an integral part of the financial statements.

10

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Health Care — 7.37%
DaVita Inc*	3,294	178,831
DENTSPLY SIRONA Inc	4,583	227,271
Edwards Lifesciences Corp *	3,780	723,227
Eli Lilly & Co	16,106	2,089,915
Gilead Sciences Inc	25,249	1,641,437
HCA Healthcare Inc	4,475	583,450
Henry Schein Inc *	2,057	123,646
Hologic Inc *	4,289	207,588
Humana Inc	2,467	656,222
IDEXX Laboratories Inc*	1,518	339,425
Illumina Inc *	2,548	791,638
Incyte Corp *	2,612	224,658
Intuitive Surgical Inc *	1,973	1,125,754
IQVIA Holdings Inc *	2,400	345,240
Johnson & Johnson	48,334	6,756,610
Laboratory Corp of America Holdings *	1,758	268,939
McKesson Corp	4,062	475,498
Medtronic PLC	24,155	2,200,037
Merck & Co., Inc.	50,260	4,180,124
Mettler-Toledo International Inc *	409	295,707
Mylan NV *	9,157	259,509
Nektar Therapeutics *	2,680	90,048
PerkinElmer Inc	1,071	103,202
Perrigo Co PLC	3,244	156,231
Pfizer Inc	103,568	4,398,533
Quest Diagnostics Inc	2,678	240,806
Regeneron Pharmaceuticals Inc *	1,336	548,588
ResMed Inc	2,506	260,549
Stryker Corp	5,178	1,022,759
Teleflex Inc	772	233,268
Thermo Fisher Scientific Inc	6,838	1,871,697
UnitedHealth Group Inc	17,854	4,414,580
Universal Health Services Inc - Class B	1,348	180,322
Varian Medical Systems Inc *	1,722	244,042
Vertex Pharmaceuticals Inc *	4,424	813,795
Waters Corp *	1,602	403,239
WellCare Health Plans Inc *	826	222,813
Zimmer Biomet Holdings Inc	3,548	453,080
Zoetis Inc	8,226	828,111

		63,481,540

Industrials — 5.05%
3M Co	12,009	2,495,230
Alaska Air Group Inc	2,101	117,908
Allegion PLC	1,521	137,970

The accompanying notes are an integral part of the financial statements.

11

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Industrials — 5.05%
American Airlines Group Inc	4,489	142,571
AMETEK Inc	3,474	288,238
AO Smith Corp	2,597	138,472
Arconic Inc	2,992	57,177
Boeing Co/The	11,330	4,321,489
Caterpillar Inc	11,573	1,568,026
CH Robinson Worldwide Inc	2,472	215,039
Cintas Corp	2,189	442,419
Copart Inc *	3,660	221,759
CSX Corp	19,210	1,437,292
Cummins Inc	2,626	414,567
Deere & Co	5,974	954,884
Delta Air Lines Inc	11,735	606,113
Dover Corp	2,871	269,300
Eaton Corp PLC	6,913	556,911
Emerson Electric Co	12,787	875,526
Equifax Inc	2,267	268,639
Expeditors International of Washington Inc	3,138	238,174
Fastenal Co	3,521	226,436
FedEx Corp	4,715	855,348
Flowserve Corp	2,278	102,829
Fluor Corp	2,919	107,419
Fortive Corp	4,702	394,451
Fortune Brands Home & Security Inc	2,680	127,595
General Dynamics Corp	6,015	1,018,219
General Electric Co	147,716	1,475,683
Harris Corp	2,010	321,017
Honeywell International Inc	13,505	2,146,215
Huntington Ingalls Industries Inc	820	169,904
IHS Markit Ltd *	6,067	329,923
Illinois Tool Works Inc	6,370	914,286
Ingersoll-Rand PLC	4,500	485,775
Jacobs Engineering Group Inc	144	10,827
JB Hunt Transport Services Inc	808	81,842
Johnson Controls International PLC *	16,119	595,436
Kansas City Southern	1,617	187,540
L3 Technologies Inc	1,859	383,642
Lockheed Martin Corp	5,001	1,501,100
Masco Corp	5,916	232,558
Nielsen Holdings PLC	4,458	105,521
Norfolk Southern Corp	5,330	996,124
Northrop Grumman Corp	4,311	1,162,246
PACCAR Inc	6,614	450,678
Parker-Hannifin Corp	2,101	360,574

The accompanying notes are an integral part of the financial statements.

12

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Industrials — 5.05%
Pentair PLC	3,228	143,678
Quanta Services Inc	3,108	117,296
Raytheon Co	5,421	987,056
Republic Services Inc	5,419	435,579
Robert Half International Inc	2,608	169,937
Rockwell Automation Inc	2,149	377,064
Rollins Inc	2,143	89,192
Roper Technologies Inc	1,126	385,058
Snap-on Inc	653	102,208
Southwest Airlines Co	12,870	668,082
Stanley Black & Decker Inc	2,383	324,493
Textron Inc	3,670	185,922
TransDigm Group Inc *	866	393,155
Union Pacific Corp	15,069	2,519,537
United Continental Holdings Inc *	4,579	365,313
United Parcel Service Inc - Class B	14,556	1,626,487
United Rentals Inc *	1,405	160,521
United Technologies Corp	15,752	2,030,275
Verisk Analytics Inc	2,484	330,372
Wabtec Corp	2,100	154,812
Waste Management Inc	8,398	872,636
WW Grainger Inc	1,105	332,528
Xylem Inc/NY	2,912	230,164

		43,512,257

Information Technology — 11.01%
Accenture PLC - Class A	11,189	1,969,488
Adobe Inc *	8,393	2,236,651
Advanced Micro Devices Inc *	15,558	397,040
Akamai Technologies Inc *	2,716	194,764
Alliance Data Systems Corp	782	136,834
Amphenol Corp - Class A	6,002	566,829
Analog Devices Inc	5,285	556,352
ANSYS Inc *	1,500	274,065
Apple Inc	89,420	16,985,329
Applied Materials Inc	21,755	862,803
Arista Networks, Inc. *	787	247,480
Autodesk Inc *	3,745	583,546
Automatic Data Processing Inc	8,535	1,363,381
Broadcom, Inc.	7,707	2,317,572
Broadridge Financial Solutions Inc	2,138	221,689
Cadence Design Systems Inc *	4,993	317,105
Cisco Systems Inc	87,818	4,741,294
Citrix Systems Inc	2,789	277,952
Cognizant Technology Solutions Corp - Class A	9,388	680,161

The accompanying notes are an integral part of the financial statements.

13

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Information Technology — 11.01%
Corning Inc	24,780	820,218
DXC Technology Co	5,176	332,869
F5 Networks Inc *	1,250	196,162
Fidelity National Information Services Inc	4,902	554,416
Fiserv Inc *	10,051	887,302
FleetCor Technologies Inc *	1,624	400,462
FLIR Systems Inc	2,649	126,039
Fortinet Inc *	2,373	199,261
Gartner Inc *	1,583	240,109
Global Payments Inc	2,608	356,044
Hewlett Packard Enterprise Co	31,385	484,271
HP Inc	31,413	610,355
Intel Corp	85,842	4,609,715
International Business Machines Corp	16,839	2,375,983
Intuit Inc	4,795	1,253,461
IPG Photonics Corp *	677	102,755
Jack Henry & Associates Inc	1,120	155,389
Juniper Networks Inc	7,764	205,513
Keysight Technologies, Inc. *	2,319	202,217
KLA-Tencor Corp	2,572	307,123
Lam Research Corp	2,346	419,957
Mastercard, Inc., Class A	16,198	3,813,819
Maxim Integrated Products Inc	4,721	251,016
Microchip Technology Inc	4,032	334,495
Micron Technology Inc *	19,604	810,233
Microsoft Corp	139,810	16,489,191
Motorola Solutions Inc	4,285	601,700
NetApp Inc	4,367	302,808
NVIDIA Corp	10,912	1,959,359
Oracle Corp	59,617	3,202,029
Paychex Inc	5,569	446,634
PayPal Holdings Inc *	19,758	2,051,671
Qorvo Inc *	2,099	150,561
QUALCOMM Inc	22,313	1,272,510
Red Hat Inc *	3,063	559,610
salesforce.com, Inc. *	13,642	2,160,484
Seagate Technology PLC	5,073	242,946
Skyworks Solutions Inc	3,015	248,677
Symantec Corp	9,946	228,659
Synopsys Inc *	2,646	304,687
TE Connectivity Ltd	4,800	387,600
Texas Instruments Inc	20,235	2,146,326
Total System Services Inc	2,537	241,040
VeriSign Inc *	2,668	484,402

The accompanying notes are an integral part of the financial statements.

14

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value $
Common Stocks — 51.18%
Information Technology — 11.01%
Visa Inc - Class A	34,141	5,332,483
Western Digital Corp	4,312	207,235
Western Union Co/The	8,365	154,502
Xerox Corp	1,674	53,535
Xilinx Inc	4,567	579,050

		94,787,218

Materials — 1.26%
Air Products & Chemicals Inc	3,735	713,236
Albemarle Corp	1,948	159,697
Avery Dennison Corp	1,675	189,275
Ball Corp	6,722	388,935
Celanese Corp	2,473	243,863
CF Industries Holdings Inc	4,630	189,274
DowDuPont Inc	41,500	2,212,365
Eastman Chemical Co	2,033	154,264
Ecolab Inc	4,348	767,596
FMC Corp	1,745	134,051
Freeport-McMoRan Inc	24,217	312,157
International Flavors & Fragrances Inc	1,090	140,381
International Paper Co	7,614	352,300
Linde PLC (United Kingdom)	8,326	1,464,793
LyondellBasell Industries NV - Class A	5,504	462,776
Martin Marietta Materials Inc	1,015	204,198
Mosaic Co/The	6,643	181,420
Newmont Mining Corp	12,959	463,543
Nucor Corp	4,926	287,432
Packaging Corp of America	1,664	165,368
PPG Industries Inc	4,756	536,810
Sealed Air Corp	2,182	100,503
Sherwin-Williams Co/The	1,431	616,346
Vulcan Materials Co	2,199	260,362
WestRock Co	3,780	144,963

		10,845,908

Real Estate — 1.63%
Alexandria Real Estate Equities Inc REIT	2,457	350,270
American Tower Corp REIT	8,608	1,696,292
Apartment Investment & Management Co - Class A REIT	4,645	233,597
AvalonBay Communities Inc REIT	2,565	514,872
Boston Properties Inc REIT	2,823	377,943
CBRE Group Inc - Class A *	5,698	281,766
Crown Castle International Corp REIT	8,164	1,044,992
Digital Realty Trust Inc REIT	4,010	477,190
Duke Realty Corp REIT	7,181	219,595

The accompanying notes are an integral part of the financial statements.

15

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Common Stocks — 51.18%
Real Estate — 1.63%
Equinix Inc REIT			1,705	772,638
Equity Residential REIT			6,585	495,982
Essex Property Trust Inc REIT			1,489	430,678
Extra Space Storage Inc REIT			2,210	225,221
Federal Realty Investment Trust REIT			1,337	184,305
HCP Inc REIT			8,394	262,732
Host Hotels & Resorts Inc REIT			9,476	179,096
Iron Mountain Inc REIT			4,712	167,088
Kimco Realty Corp REIT			11,275	208,587
Macerich Co/The REIT			3,528	152,939
Mid-America Apartment Communities Inc REIT			2,577	281,743
Prologis Inc REIT			11,052	795,191
Public Storage REIT			2,714	591,055
Realty Income Corp REIT			6,412	471,667
Regency Centers Corp REIT			3,909	263,818
SBA Communications Corp REIT *			2,299	459,018
Simon Property Group Inc REIT			5,598	1,020,012
SL Green Realty Corp REIT			1,747	157,090
UDR Inc REIT			5,013	227,891
Ventas Inc REIT			6,057	386,497
Vornado Realty Trust REIT			3,086	208,120
Welltower Inc REIT			7,163	555,849
Weyerhaeuser Co REIT			13,774	362,807

				14,056,541

Utilities — 1.52%
AES Corp			39,738	718,463
Alliant Energy Corp			26,942	1,269,776
American Water Works Co Inc			7,436	775,277
Atmos Energy Corp			4,587	472,140
CenterPoint Energy Inc			27,143	833,290
CMS Energy Corp			22,357	1,241,708
Consolidated Edison Inc			15,612	1,324,054
Eversource Energy			19,966	1,416,588
NiSource Inc			28,851	826,870
PPL Corp			36,862	1,170,000
Sempra Energy			9,586	1,206,494
WEC Energy Group Inc			22,861	1,807,848

				13,062,508

Total Common Stocks (Cost $450,310,304)				440,821,643

Corporate Bonds and Notes — 13.02%
Agencies — 0.03%

The accompanying notes are an integral part of the financial statements.

16

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Private Export Funding Corp	2.80	05/15/2022	284,000	286,896

				286,896

Basic Industry — 0.35%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	102,912
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	11,426
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	28,993
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	166,764
Dow Chemical Co/The	4.25	11/15/2020	100,000	101,900
Dow Chemical Co/The	3.00	11/15/2022	150,000	150,101
Dow Chemical Co/The	5.25	11/15/2041	30,000	31,156
DowDuPont Inc	5.32	11/15/2038	35,000	38,909
DowDuPont Inc	5.42	11/15/2048	40,000	45,628
Eastman Chemical Co	3.80	03/15/2025	150,000	153,365
Ecolab Inc	2.38	08/10/2022	150,000	148,050
Georgia-Pacific LLC	8.88	05/15/2031	75,000	112,164
International Paper Co	3.65	06/15/2024	200,000	205,601
International Paper Co	4.80	06/15/2044	100,000	98,551
LyondellBasell Industries NV	4.62	02/26/2055	140,000	125,834
Methanex Corp (Canada)	4.25	12/01/2024	100,000	99,826
Mosaic Co/The	4.25	11/15/2023	30,000	31,135
Mosaic Co/The	4.88	11/15/2041	95,000	91,457
Newmont Mining Corp	6.25	10/01/2039	100,000	120,861
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	151,798
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	102,227
Praxair Inc	3.00	09/01/2021	75,000	75,676
Praxair Inc	3.20	01/30/2026	92,000	93,560
Rio Tinto Alcan Inc (Canada)	6.12	12/15/2033	67,000	85,168
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	186,657
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	235,683
Vale Overseas Ltd (Brazil)	4.38	01/11/2022	100,000	101,950
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	114,400

				3,011,752

Capital Goods — 0.62%
3M Co	2.25	09/19/2026	242,000	232,582
3M Co	2.88	10/15/2027	300,000	297,888
Boeing Co/The	5.88	02/15/2040	75,000	93,931
Caterpillar Inc	5.30	09/15/2035	67,000	78,525
Caterpillar Inc	4.30	05/15/2044	100,000	107,602
Deere & Co	2.60	06/08/2022	200,000	199,891
Deere & Co	3.90	06/09/2042	73,000	76,466
Eaton Corp	3.10	09/15/2027	100,000	98,196
Fortive Corp	3.15	06/15/2026	35,000	34,082
General Dynamics Corp	2.25	11/15/2022	159,000	157,366

The accompanying notes are an integral part of the financial statements.

17

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Capital Goods — 0.62%
General Electric Co	2.70	10/09/2022	235,000	230,778
General Electric Co	6.75	03/15/2032	142,000	163,992
General Electric Co	5.88	01/14/2038	121,000	128,712
Harris Corp	4.40	06/15/2028	150,000	157,752
Hubbell Inc	3.35	03/01/2026	142,000	138,600
Illinois Tool Works Inc	2.65	11/15/2026	142,000	139,948
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	10,000	10,215
John Deere Capital Corp	1.95	06/22/2020	200,000	198,443
John Deere Capital Corp	2.95	04/01/2022	100,000	100,907
John Deere Capital Corp	2.80	03/06/2023	200,000	200,794
Johnson Controls International PLC	5.12	09/14/2045	200,000	208,707
Lockheed Martin Corp	3.35	09/15/2021	100,000	101,592
Masco Corp	5.95	03/15/2022	100,000	106,957
Northrop Grumman Corp	2.55	10/15/2022	150,000	148,343
Northrop Grumman Corp	2.93	01/15/2025	150,000	147,937
Northrop Grumman Corp	3.25	01/15/2028	300,000	294,991
Northrop Grumman Corp	4.03	10/15/2047	100,000	98,664
Owens Corning	4.20	12/01/2024	100,000	101,041
Republic Services Inc	3.55	06/01/2022	200,000	204,443
Rockwell Collins Inc	4.80	12/15/2043	25,000	26,370
Rockwell Collins Inc	4.35	04/15/2047	70,000	69,019
Snap-on Inc	3.25	03/01/2027	100,000	100,034
United Technologies Corp	2.30	05/04/2022	200,000	196,973
United Technologies Corp	3.65	08/16/2023	150,000	153,969
United Technologies Corp	3.12	05/04/2027	30,000	29,313
United Technologies Corp	4.50	06/01/2042	100,000	103,361
United Technologies Corp	4.05	05/04/2047	100,000	95,782
United Technologies Corp	4.62	11/16/2048	35,000	37,131
Waste Management Inc	3.15	11/15/2027	100,000	99,659
Waste Management Inc	3.90	03/01/2035	100,000	100,203
WW Grainger Inc	3.75	05/15/2046	97,000	90,258

				5,361,417

Communications — 1.09%
Activision Blizzard Inc	3.40	06/15/2027	100,000	97,098
America Movil SAB de CV (Mexico)	6.38	03/01/2035	100,000	124,382
America Movil SAB de CV (Mexico)	6.12	03/30/2040	100,000	124,738
American Tower Corp	5.05	09/01/2020	150,000	154,540
American Tower Corp	3.00	06/15/2023	100,000	99,659
AT&T Inc	3.88	08/15/2021	36,000	36,920
AT&T Inc	3.00	06/30/2022	100,000	100,441
AT&T Inc	3.80	03/01/2024	100,000	102,323
AT&T Inc	4.45	04/01/2024	240,000	251,135
AT&T Inc	3.40	05/15/2025	340,000	336,436
AT&T Inc	4.25	03/01/2027	270,000	277,599

The accompanying notes are an integral part of the financial statements.

18

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Communications — 1.09%
AT&T Inc	4.35	03/01/2029	60,000	61,294
AT&T Inc	4.85	03/01/2039	40,000	40,244
AT&T Inc	5.35	09/01/2040	125,000	131,303
AT&T Inc	4.75	05/15/2046	180,000	175,893
AT&T Inc	4.55	03/09/2049	153,000	144,486
CBS Corp	4.30	02/15/2021	125,000	127,641
CBS Corp	2.50	02/15/2023	100,000	97,586
CBS Corp	4.00	01/15/2026	15,000	15,239
CBS Corp	3.38	02/15/2028	150,000	142,886
CBS Corp	4.60	01/15/2045	100,000	95,381
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	316,553
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	298,917
Comcast Corp	2.75	03/01/2023	145,000	144,755
Comcast Corp	3.70	04/15/2024	110,000	113,633
Comcast Corp	3.15	03/01/2026	100,000	99,493
Comcast Corp	3.55	05/01/2028	20,000	20,174
Comcast Corp	3.20	07/15/2036	250,000	227,317
Comcast Corp	6.45	03/15/2037	108,000	137,569
Comcast Corp	3.90	03/01/2038	25,000	24,565
Comcast Corp	4.60	10/15/2038	100,000	107,048
Comcast Corp	4.60	08/15/2045	85,000	90,598
Comcast Corp	4.00	03/01/2048	185,000	180,322
Comcast Corp	4.70	10/15/2048	135,000	146,354
Crown Castle International Corp	4.88	04/15/2022	35,000	36,891
Crown Castle International Corp	4.45	02/15/2026	150,000	156,635
Discovery Communications LLC	2.95	03/20/2023	120,000	118,860
Discovery Communications LLC	3.95	03/20/2028	130,000	126,308
Discovery Communications LLC	4.88	04/01/2043	100,000	92,344
Discovery Communications LLC	5.20	09/20/2047	120,000	116,623
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	168,661
Interpublic Group of Cos Inc/The	3.50	10/01/2020	200,000	201,724
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	152,607
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	156,160
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	101,170
NBCUniversal Media LLC	5.15	04/30/2020	300,000	307,496
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	15,220
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	273,743
Time Warner Cable LLC	7.30	07/01/2038	150,000	174,701
Verizon Communications Inc	2.95	03/15/2022	150,000	150,751
Verizon Communications Inc	3.13	03/16/2022	100,000	101,096

The accompanying notes are an integral part of the financial statements.

19

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Communications — 1.09%
Verizon Communications Inc	5.15	09/15/2023	100,000	109,921
Verizon Communications Inc	4.13	03/16/2027	290,000	303,692
Verizon Communications Inc	4.50	08/10/2033	160,000	169,119
Verizon Communications Inc	5.25	03/16/2037	150,000	168,740
Verizon Communications Inc	4.81	03/15/2039	130,000	139,257
Verizon Communications Inc	4.75	11/01/2041	100,000	105,591
Verizon Communications Inc	4.86	08/21/2046	76,000	80,973
Verizon Communications Inc	5.50	03/16/2047	120,000	140,447
Verizon Communications Inc	5.01	04/15/2049	110,000	120,097
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	76,232
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	59,260
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	59,483
Walt Disney Co/The	2.95	06/15/2027	100,000	99,027
Warner Media LLC	2.95	07/15/2026	20,000	18,929
Warner Media LLC	3.80	02/15/2027	520,000	517,885
Warner Media LLC	4.85	07/15/2045	150,000	151,404

				9,415,569

Consumer, Cyclical — 0.83%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	292,130
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	194,131
Amazon.com Inc	5.20	12/03/2025	200,000	226,892
Amazon.com Inc	3.88	08/22/2037	65,000	67,560
American Honda Finance Corp (Japan)	2.65	02/12/2021	15,000	14,988
American Honda Finance Corp (Japan)	1.70	09/09/2021	100,000	97,663
American Honda Finance Corp (Japan)	3.45	07/14/2023	50,000	51,379
Automatic Data Processing Inc	3.38	09/15/2025	150,000	155,124
Costco Wholesale Corp	3.00	05/18/2027	30,000	29,968
Cummins Inc	4.88	10/01/2043	10,000	11,347
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	142,641
Darden Restaurants Inc	4.55	02/15/2048	5,000	4,798
Dollar Tree Inc	4.20	05/15/2028	30,000	29,894
eBay Inc	3.80	03/09/2022	10,000	10,216
eBay Inc	3.60	06/05/2027	10,000	9,748
Ford Motor Co	4.35	12/08/2026	80,000	74,253
Ford Motor Co	7.40	11/01/2046	75,000	77,600
Ford Motor Co	5.29	12/08/2046	240,000	201,088
Ford Motor Credit Co LLC	2.98	08/03/2022	200,000	191,148
General Motors Co	5.15	04/01/2038	150,000	137,079
General Motors Co	5.20	04/01/2045	10,000	8,883
General Motors Co	6.75	04/01/2046	155,000	161,663
General Motors Financial Co Inc	3.20	07/06/2021	490,000	487,800
General Motors Financial Co Inc	4.30	07/13/2025	25,000	24,860
General Motors Financial Co Inc	4.35	01/17/2027	250,000	242,975

The accompanying notes are an integral part of the financial statements.

20

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Consumer, Cyclical — 0.83%
Home Depot Inc/The	4.40	04/01/2021	142,000	146,608
Home Depot Inc/The	4.88	02/15/2044	200,000	229,513
Home Depot Inc/The	3.50	09/15/2056	24,000	22,041
Lowe’s Cos Inc	3.10	05/03/2027	300,000	292,056
Lowe’s Cos Inc	3.70	04/15/2046	300,000	265,571
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	116,164
Marriott International Inc	3.25	09/15/2022	100,000	100,392
Marriott International Inc	4.15	12/01/2023	75,000	77,985
Marriott International Inc	3.13	06/15/2026	15,000	14,470
Marriott International Inc	4.65	12/01/2028	75,000	79,258
Mastercard Inc	3.38	04/01/2024	100,000	103,221
McDonald’s Corp	2.20	05/26/2020	200,000	198,994
McDonald’s Corp	3.63	05/20/2021	100,000	101,991
McDonald’s Corp	4.70	12/09/2035	25,000	26,795
NIKE Inc	2.25	05/01/2023	73,000	72,352
NIKE Inc	3.88	11/01/2045	71,000	72,506
PACCAR Financial Corp	2.30	08/10/2022	150,000	147,460
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	121,162
Starbucks Corp	2.70	06/15/2022	142,000	142,403
Starbucks Corp	2.45	06/15/2026	92,000	87,077
Starbucks Corp	4.00	11/15/2028	100,000	104,486
Target Corp	4.00	07/01/2042	140,000	141,274
Toyota Motor Credit Corp (Japan)	1.90	04/08/2021	155,000	152,875
Toyota Motor Credit Corp (Japan)	3.30	01/12/2022	242,000	246,326
Visa Inc	2.80	12/14/2022	135,000	136,383
Visa Inc	4.30	12/14/2045	146,000	161,108
Visa Inc	3.65	09/15/2047	20,000	20,048
Walgreen Co	3.10	09/15/2022	70,000	70,456
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	88,079
Walmart Inc	3.40	06/26/2023	85,000	87,519
Walmart Inc	3.30	04/22/2024	242,000	249,137
Walmart Inc	3.70	06/26/2028	215,000	226,463
Walmart Inc	3.95	06/28/2038	30,000	31,494
Walmart Inc	4.05	06/29/2048	60,000	63,723

				7,143,218

Consumer, Non-cyclical — 1.98%
Abbott Laboratories	2.55	03/15/2022	81,000	80,630
Abbott Laboratories	2.95	03/15/2025	228,000	226,828
Abbott Laboratories	3.75	11/30/2026	161,000	167,363
Abbott Laboratories	4.90	11/30/2046	158,000	182,713
AbbVie Inc	3.20	05/14/2026	270,000	261,683
AbbVie Inc	4.25	11/14/2028	40,000	40,855
AbbVie Inc	4.70	05/14/2045	140,000	134,854
AbbVie Inc	4.45	05/14/2046	130,000	120,538

The accompanying notes are an integral part of the financial statements.

21

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Consumer, Non-cyclical — 1.98%
AbbVie Inc	4.88	11/14/2048	30,000	29,506
Allergan Finance LLC	3.25	10/01/2022	100,000	100,001
Allergan Funding SCS	3.80	03/15/2025	80,000	81,043
Allergan Funding SCS	4.75	03/15/2045	100,000	99,367
Altria Group Inc	3.80	02/14/2024	50,000	50,889
Altria Group Inc	4.40	02/14/2026	50,000	51,392
Altria Group Inc	4.80	02/14/2029	65,000	67,009
Altria Group Inc	5.80	02/14/2039	40,000	42,305
Altria Group Inc	5.38	01/31/2044	135,000	134,710
Altria Group Inc	6.20	02/14/2059	55,000	59,211
Amgen Inc	2.13	05/01/2020	100,000	99,618
Amgen Inc	3.63	05/15/2022	25,000	25,604
Amgen Inc	4.40	05/01/2045	140,000	137,238
Amgen Inc	4.66	06/15/2051	100,000	100,576
Anheuser-Busch InBev Finance Inc	2.65	02/01/2021	300,000	299,081
Anheuser-Busch InBev Finance Inc	3.30	01/01/2023	200,000	202,864
Anheuser-Busch InBev Worldwide Inc	4.00	04/13/2028	150,000	152,528
Anheuser-Busch InBev Worldwide Inc	4.75	01/23/2029	105,000	111,867
Anheuser-Busch InBev Worldwide Inc	5.45	01/23/2039	45,000	48,713
Anheuser-Busch InBev Worldwide Inc	3.75	07/15/2042	200,000	173,075
Anheuser-Busch InBev Worldwide Inc	4.60	04/15/2048	100,000	96,069
Anheuser-Busch InBev Worldwide Inc	4.75	04/15/2058	300,000	285,908
Anheuser-Busch InBev Worldwide Inc	5.80	01/23/2059	110,000	122,313
Ascension Health	3.95	11/15/2046	15,000	15,424
Ascension Health	4.85	11/15/2053	44,000	50,582
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	171,980
BAT Capital Corp	2.30	08/14/2020	200,000	197,951
Baxalta Inc	4.00	06/23/2025	260,000	265,771
Becton Dickinson and Co	3.13	11/08/2021	90,000	90,366
Becton Dickinson and Co	3.73	12/15/2024	250,000	253,828
Becton Dickinson and Co	4.67	06/06/2047	120,000	125,674
Biogen Inc	4.05	09/15/2025	250,000	255,736
Boston Scientific Corp	3.85	05/15/2025	30,000	30,883
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	204,919
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	49,782
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	173,719
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	298,517
Campbell Soup Co	2.50	08/02/2022	100,000	97,586
Campbell Soup Co	4.15	03/15/2028	30,000	29,885
Cardinal Health Inc	3.08	06/15/2024	130,000	126,891
Cardinal Health Inc	3.41	06/15/2027	120,000	113,508
Celgene Corp	3.25	02/20/2023	40,000	40,331
Celgene Corp	3.63	05/15/2024	110,000	111,682
Celgene Corp	3.88	08/15/2025	140,000	143,150

The accompanying notes are an integral part of the financial statements.

22

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Consumer, Non-cyclical — 1.98%
Celgene Corp	3.90	02/20/2028	20,000	20,419
Celgene Corp	5.00	08/15/2045	130,000	136,420
Celgene Corp	4.35	11/15/2047	30,000	29,230
Church & Dwight Co Inc	3.15	08/01/2027	125,000	121,226
Coca-Cola Co/The	3.15	11/15/2020	100,000	100,849
Coca-Cola Co/The	2.50	04/01/2023	50,000	50,033
Coca-Cola Co/The	2.88	10/27/2025	100,000	100,748
Conagra Brands Inc	5.30	11/01/2038	20,000	20,245
Conagra Brands Inc	5.40	11/01/2048	20,000	20,109
Constellation Brands Inc	2.70	05/09/2022	150,000	148,864
CVS Health Corp	2.13	06/01/2021	130,000	127,781
CVS Health Corp	3.88	07/20/2025	150,000	151,800
CVS Health Corp	2.88	06/01/2026	140,000	132,324
CVS Health Corp	4.30	03/25/2028	210,000	212,783
CVS Health Corp	4.78	03/25/2038	100,000	99,029
CVS Health Corp	5.13	07/20/2045	160,000	162,606
CVS Health Corp	5.05	03/25/2048	160,000	161,185
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	50,503
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	100,567
Eli Lilly & Co	2.75	06/01/2025	32,000	32,029
Eli Lilly & Co	3.10	05/15/2027	200,000	200,754
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	13,795
Express Scripts Holding Co	3.50	06/15/2024	250,000	251,956
Express Scripts Holding Co	3.40	03/01/2027	270,000	262,975
General Mills Inc	3.20	02/10/2027	100,000	96,950
Gilead Sciences Inc	2.55	09/01/2020	300,000	299,605
Gilead Sciences Inc	3.25	09/01/2022	100,000	101,864
Gilead Sciences Inc	2.95	03/01/2027	50,000	48,546
Gilead Sciences Inc	4.75	03/01/2046	136,000	142,349
Gilead Sciences Inc	4.15	03/01/2047	24,000	23,157
Glaxosmithkline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	46,028
Glaxosmithkline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	146,797
Glaxosmithkline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	131,833
Glaxosmithkline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	242,975
Glaxosmithkline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	200,917
Glaxosmithkline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	200,997
HCA Inc	5.00	03/15/2024	200,000	212,039
HCA Inc	4.50	02/15/2027	200,000	205,395
Johnson & Johnson	3.63	03/03/2037	30,000	30,315

The accompanying notes are an integral part of the financial statements.

23

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Consumer, Non-cyclical — 1.98%
Johnson & Johnson	4.50	12/05/2043	200,000	226,020
Johnson & Johnson	3.70	03/01/2046	27,000	27,270
Kellogg Co	4.00	12/15/2020	150,000	153,094
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	91,460
Kimberly-Clark Corp	3.90	05/04/2047	5,000	5,115
Kraft Heinz Foods Co	3.50	07/15/2022	100,000	100,949
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	61,076
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	129,756
Kroger Co/The	3.30	01/15/2021	100,000	100,581
Kroger Co/The	5.40	07/15/2040	100,000	102,318
Kroger Co/The	4.45	02/01/2047	120,000	108,785
McCormick & Co Inc	2.70	08/15/2022	240,000	238,670
McKesson Corp	3.95	02/16/2028	10,000	10,000
Medtronic Inc	3.50	03/15/2025	392,000	404,226
Medtronic Inc	4.63	03/15/2045	100,000	114,313
Merck & Co Inc	2.40	09/15/2022	218,000	216,989
Merck & Co Inc	3.40	03/07/2029	100,000	102,590
Merck & Co Inc	3.90	03/07/2039	50,000	51,452
Merck & Co Inc	3.70	02/10/2045	53,000	52,470
Merck & Co Inc	4.00	03/07/2049	50,000	51,877
Mylan NV	3.95	06/15/2026	100,000	95,403
Mylan NV	5.25	06/15/2046	135,000	121,481
New York And Presbyterian Hospital/The	4.02	08/01/2045	78,000	81,627
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	101,531
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	110,204
Partners Healthcare System Inc	4.12	07/01/2055	164,000	167,760
PepsiCo Inc	2.25	05/02/2022	200,000	198,867
PepsiCo Inc	4.45	04/14/2046	100,000	111,713
PepsiCo Inc	3.45	10/06/2046	121,000	116,549
Pfizer Inc	7.20	03/15/2039	170,000	246,062
Pfizer Inc	4.20	09/15/2048	50,000	53,304
Pfizer Inc	4.00	03/15/2049	50,000	51,670
Philip Morris International Inc	3.38	08/11/2025	50,000	50,404
Philip Morris International Inc	3.12	03/02/2028	100,000	97,413
Philip Morris International Inc	3.88	08/21/2042	50,000	45,828
Philip Morris International Inc	4.25	11/10/2044	100,000	97,113
Procter & Gamble Co/The	1.70	11/03/2021	100,000	98,169
Procter & Gamble Co/The	2.45	11/03/2026	100,000	97,429
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	9,701
Reynolds American Inc	4.45	06/12/2025	100,000	102,793
Reynolds American Inc	6.15	09/15/2043	100,000	104,344
Sysco Corp	2.60	06/12/2022	100,000	99,186
Sysco Corp	4.50	04/01/2046	100,000	102,219

The accompanying notes are an integral part of the financial statements.

24

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Consumer, Non-cyclical — 1.98%
Tyson Foods Inc	4.55	06/02/2047	100,000	94,434
Unilever Capital Corp (Netherlands)	4.25	02/10/2021	142,000	146,394
Unilever Capital Corp (Netherlands)	5.90	11/15/2032	142,000	178,788
Wyeth LLC	6.45	02/01/2024	364,000	424,274

				17,026,184

Energy — 1.14%
Anadarko Petroleum Corp	4.85	03/15/2021	16,000	16,586
Anadarko Petroleum Corp	6.45	09/15/2036	50,000	57,528
Anadarko Petroleum Corp	6.20	03/15/2040	115,000	129,084
Apache Corp	3.25	04/15/2022	25,000	25,020
Apache Corp	5.10	09/01/2040	100,000	98,324
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	34,772
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	24,307
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	22,939
BP Capital Markets America Inc (United Kingdom)	2.75	05/10/2023	200,000	199,205
BP Capital Markets America Inc (United Kingdom)	3.12	05/04/2026	200,000	199,547
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	34,842
Burlington Resources Finance Co	7.20	08/15/2031	94,000	125,030
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	99,257
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	280,708
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	119,755
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	91,284
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	98,305
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	34,656
Chevron Corp	2.10	05/16/2021	114,000	113,182
Chevron Corp	2.95	05/16/2026	200,000	201,449
Cimarex Energy Co	3.90	05/15/2027	100,000	99,688
Concho Resources Inc	4.88	10/01/2047	100,000	105,551
Conocophillips	6.50	02/01/2039	122,000	164,621
Devon Energy Corp	4.75	05/15/2042	25,000	25,100
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	204,732
Enable Midstream Partners LP	5.00	05/15/2044	135,000	121,222
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	71,607
Energy Transfer Operating LP	3.60	02/01/2023	15,000	15,125
Energy Transfer Operating LP	4.05	03/15/2025	200,000	202,794
Energy Transfer Operating LP	4.75	01/15/2026	270,000	282,217
Energy Transfer Operating LP	6.25	04/15/2049	35,000	39,203
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	106,891

The accompanying notes are an integral part of the financial statements.

25

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Energy — 1.14%
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	15,009
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	214,488
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	14,619
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	77,932
Exxon Mobil Corp	2.22	03/01/2021	142,000	141,355
Exxon Mobil Corp	2.40	03/06/2022	112,000	111,997
Exxon Mobil Corp	4.11	03/01/2046	142,000	153,734
Halliburton Co	3.25	11/15/2021	453,000	457,627
Halliburton Co	6.70	09/15/2038	53,000	66,611
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	91,858
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	283,607
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	86,795
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	130,191
Kinder Morgan Inc	3.15	01/15/2023	70,000	70,135
MPLX LP	3.38	03/15/2023	90,000	90,705
MPLX LP	4.00	03/15/2028	65,000	64,596
MPLX LP	4.50	04/15/2038	35,000	33,245
MPLX LP	4.70	04/15/2048	30,000	28,659
MPLX LP	5.50	02/15/2049	30,000	32,000
MPLX LP	4.90	04/15/2058	25,000	23,518
Noble Energy Inc	4.15	12/15/2021	100,000	102,409
Noble Energy Inc	4.95	08/15/2047	100,000	98,763
Occidental Petroleum Corp	3.40	04/15/2026	100,000	102,082
Occidental Petroleum Corp	4.10	02/15/2047	92,000	94,162
ONEOK Inc	4.00	07/13/2027	200,000	200,393
ONEOK Partners LP	5.00	09/15/2023	100,000	106,285
Petro-Canada (Canada)	6.80	05/15/2038	105,000	135,254
Phillips 66	4.88	11/15/2044	50,000	54,769
Plains All American Pipeline LP / Paa Finance Corp	4.50	12/15/2026	20,000	20,490
Plains All American Pipeline LP / Paa Finance Corp	5.15	06/01/2042	200,000	191,367
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	896,960
Schlumberger Investment SA	3.65	12/01/2023	192,000	199,009
Shell International Finance BV (Netherlands)	1.88	05/10/2021	485,000	478,695
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	101,839
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	145,292
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	138,733
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	19,688
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	154,067
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	14,673
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	249,696

The accompanying notes are an integral part of the financial statements.

26

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Energy — 1.14%
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	50,068
Total Capital International SA (France)	2.75	06/19/2021	150,000	150,342
Transcanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	108,133
Transcanada Pipelines Ltd (Canada)	6.20	10/15/2037	18,000	21,382
Transcanada Pipelines Ltd (Canada)	4.88	05/15/2048	20,000	20,915
Williams Cos Inc/The	3.35	08/15/2022	15,000	15,112
Williams Cos Inc/The	4.00	09/15/2025	15,000	15,406
Williams Cos Inc/The	7.50	01/15/2031	80,000	100,483
Williams Cos Inc/The	8.75	03/15/2032	70,000	97,404
Williams Cos Inc/The	5.10	09/15/2045	100,000	102,815

				9,819,898

Finance — 3.76%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	921,745
Aetna Inc	3.88	08/15/2047	200,000	172,873
Aflac Inc	3.62	11/15/2024	167,000	173,105
Air Lease Corp	2.50	03/01/2021	100,000	99,212
Alleghany Corp	4.95	06/27/2022	100,000	106,038
American Express Credit Corp	2.38	05/26/2020	236,000	235,235
American Express Credit Corp	2.60	09/14/2020	150,000	149,740
American Homes 4 Rent LP	4.25	02/15/2028	10,000	9,897
American International Group Inc	4.13	02/15/2024	390,000	402,130
American International Group Inc	4.20	04/01/2028	30,000	30,499
American International Group Inc	4.80	07/10/2045	100,000	100,075
American International Group Inc	4.75	04/01/2048	20,000	19,892
American International Group Inc (3 Months LIBOR + 2.868%) (a)	5.75	04/01/2048	100,000	97,475
Ameriprise Financial Inc	4.00	10/15/2023	146,000	152,929
Anthem Inc	3.50	08/15/2024	25,000	25,312
Anthem Inc	4.63	05/15/2042	130,000	134,167
Anthem Inc	4.38	12/01/2047	30,000	29,825
Aon PLC	4.60	06/14/2044	125,000	127,075
AvalonBay Communities Inc	3.90	10/15/2046	142,000	140,426
AvalonBay Communities Inc	4.15	07/01/2047	50,000	51,327
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	201,703
Bank of America Corp	5.00	05/13/2021	315,000	329,406
Bank of America Corp	2.50	10/21/2022	280,000	276,454
Bank of America Corp	4.00	04/01/2024	280,000	292,062
Bank of America Corp	4.20	08/26/2024	150,000	155,246
Bank of America Corp	3.95	04/21/2025	150,000	152,575
Bank of America Corp	3.25	10/21/2027	150,000	146,857
Bank of America Corp	6.11	01/29/2037	230,000	272,915
Bank of America Corp (3 Months LIBOR + 0.790%) (a)	3.00	12/20/2023	630,000	627,491

The accompanying notes are an integral part of the financial statements.

27

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Finance — 3.76%
Bank of America Corp (3 Months LIBOR + 0.940%) (a)	3.86	07/23/2024	50,000	51,420
Bank of America Corp (3 Months LIBOR + 0.970%)	3.46	03/15/2025	100,000	100,995
Bank of America Corp (3 Months LIBOR + 1.070%) (a)	3.97	03/05/2029	50,000	50,910
Bank of America Corp (3 Months LIBOR + 1.190%) (a)	3.95	01/23/2049	25,000	24,424
Bank of America Corp (3 Months LIBOR + 1.310%) (a)	4.27	07/23/2029	60,000	62,474
Bank of America Corp (3 Months LIBOR + 1.370%) (a)	3.59	07/21/2028	140,000	139,590
Bank of America Corp (3 Months LIBOR + 1.520%) (a)	4.33	03/15/2050	55,000	56,594
Bank of America Corp (3 Months LIBOR + 1.575%) (a)	3.82	01/20/2028	143,000	144,936
Bank of America Corp (3 Months LIBOR + 1.990%) (a)	4.44	01/20/2048	48,000	50,056
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	100,886
Bank of Nova Scotia/The (Canada)	3.12	04/20/2021	100,000	100,719
Bank of Nova Scotia/The (Canada) (3 Months LIBOR + 2.648%) (a)	4.65	10/12/2022	100,000	92,000
Barclays PLC (United Kingdom)	2.88	06/08/2020	200,000	199,405
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	200,039
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	241,347
Berkshire Hathaway Inc	3.12	03/15/2026	235,000	237,406
BlackRock Inc	3.38	06/01/2022	200,000	205,093
BNP Paribas SA (France)	5.00	01/15/2021	242,000	251,344
Boston Properties LP	3.13	09/01/2023	100,000	100,605
Branch Banking & Trust Co	2.85	04/01/2021	436,000	436,655
Capital One Financial Corp	2.40	10/30/2020	138,000	137,210
Chubb Corp/The	6.00	05/11/2037	85,000	109,264
Chubb INA Holdings Inc	2.30	11/03/2020	100,000	99,504
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	118,663
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	29,412
Cigna Corp	3.05	10/15/2027	330,000	311,757
Citigroup Inc	4.05	07/30/2022	100,000	102,984
Citigroup Inc	3.38	03/01/2023	100,000	101,596
Citigroup Inc	3.88	10/25/2023	25,000	25,994
Citigroup Inc	3.75	06/16/2024	100,000	103,526
Citigroup Inc	4.45	09/29/2027	170,000	174,664
Citigroup Inc	4.13	07/25/2028	130,000	130,548
Citigroup Inc	4.75	05/18/2046	120,000	124,336
Citigroup Inc	4.65	07/23/2048	50,000	53,604

The accompanying notes are an integral part of the financial statements.

28

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Finance — 3.76%
Citigroup Inc (3 Months LIBOR + 0.950%) (a)	2.88	07/24/2023	400,000	397,449
Citigroup Inc (3 Months LIBOR + 1.168%) (a)	3.88	01/24/2039	20,000	19,462
Citigroup Inc (3 Months LIBOR + 1.192%) (a)	4.08	04/23/2029	40,000	41,040
Citigroup Inc (3 Months LIBOR + 1.338%) (a)	3.98	03/20/2030	200,000	203,322
Citigroup Inc (3 Months LIBOR + 1.390%) (a)	3.67	07/24/2028	180,000	179,536
Citigroup Inc (3 Months LIBOR + 1.563%) (a)	3.89	01/10/2028	148,000	150,292
Citigroup Inc (3 Months LIBOR + 1.839%) (a)	4.28	04/24/2048	20,000	20,455
CME Group Inc	3.00	03/15/2025	135,000	135,690
CNA Financial Corp	3.45	08/15/2027	100,000	97,611
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	102,845
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	477,404
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	38,667
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	254,263
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	487,477
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	90,404
Discover Bank	3.45	07/27/2026	250,000	242,111
Discover Financial Services	5.20	04/27/2022	100,000	105,714
E*TRADE Financial Corp	3.80	08/24/2027	150,000	145,635
ERP Operating LP	4.63	12/15/2021	146,000	152,654
ERP Operating LP	3.38	06/01/2025	100,000	101,509
ERP Operating LP	3.50	03/01/2028	10,000	10,159
Fifth Third BanCorp	4.30	01/16/2024	150,000	157,106
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	257,232
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	303,232
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	509,482
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	65,421
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	102,362
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	48,187
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	211,514
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	307,366
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) (a)	3.81	04/23/2029	50,000	49,534
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) (a)	4.22	05/01/2029	70,000	71,540
The accompanying notes are an integral part of the financial statements.

29

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Finance — 3.76%
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) (a)	4.41	04/23/2039	30,000	30,060
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) (a)	3.69	06/05/2028	400,000	396,181
HCP Inc	4.25	11/15/2023	25,000	26,050
HCP Inc	3.88	08/15/2024	100,000	101,916
Hospitality Properties Trust	3.95	01/15/2028	200,000	183,267
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	208,503
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	242,152
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	210,256
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	372,736
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) (a)	3.26	03/13/2023	300,000	300,734
Intercontinental Exchange Inc	2.75	12/01/2020	170,000	170,194
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	150,763
JPMorgan Chase & Co	4.25	10/15/2020	412,000	421,312
JPMorgan Chase & Co	4.50	01/24/2022	485,000	507,332
JPMorgan Chase & Co	3.25	09/23/2022	242,000	245,386
JPMorgan Chase & Co	3.63	05/13/2024	143,000	146,970
JPMorgan Chase & Co	3.88	09/10/2024	260,000	266,560
JPMorgan Chase & Co	5.60	07/15/2041	385,000	466,944
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) (a)	3.80	07/23/2024	40,000	41,072
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) (a)	2.78	04/25/2023	100,000	99,414
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) (a)	3.51	01/23/2029	45,000	44,694
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) (a)	4.00	04/23/2029	45,000	46,220
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) (a)	3.90	01/23/2049	35,000	33,889
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) (a)	4.20	07/23/2029	50,000	52,159
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) (a)	3.96	11/15/2048	50,000	48,747
JPMorgan Chase Bank NA (3 Months LIBOR + 0.350%) (a)	3.09	04/26/2021	250,000	250,480
Kimco Realty Corp	3.80	04/01/2027	125,000	125,545
Liberty Property LP	4.13	06/15/2022	150,000	154,693
Lincoln National Corp	4.85	06/24/2021	100,000	103,972
Lincoln National Corp	3.80	03/01/2028	10,000	10,134
Lincoln National Corp	4.35	03/01/2048	10,000	9,915
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	279,216

The accompanying notes are an integral part of the financial statements.

30

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Finance — 3.76%
Loews Corp	6.00	02/01/2035	142,000	167,510
Markel Corp	3.50	11/01/2027	200,000	190,405
Markel Corp	4.30	11/01/2047	100,000	90,001
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	27,374
Mercury General Corp	4.40	03/15/2027	100,000	99,370
MetLife Inc	4.75	02/08/2021	100,000	103,620
MetLife Inc	4.05	03/01/2045	242,000	241,746
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	50,733
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	148,735
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	243,141
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	149,816
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	241,586
Morgan Stanley	5.75	01/25/2021	269,000	282,495
Morgan Stanley	3.13	01/23/2023	50,000	50,152
Morgan Stanley	3.75	02/25/2023	500,000	512,844
Morgan Stanley	3.63	01/20/2027	73,000	73,171
Morgan Stanley	3.95	04/23/2027	270,000	269,918
Morgan Stanley	4.38	01/22/2047	53,000	54,631
Morgan Stanley (3 Months LIBOR + 1.140%) (a)	3.77	01/24/2029	60,000	60,218
Morgan Stanley (3 Months LIBOR + 1.455%) (a)	3.97	07/22/2038	200,000	196,467
National Australia Bank Ltd/New York	2.50	07/12/2026	300,000	284,763
National Retail Properties Inc	3.50	10/15/2027	100,000	98,411
Northern Trust Corp (3 Months LIBOR + 1.131%) (a)	3.38	05/08/2032	150,000	146,974
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	76,217
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	130,798
ORIX Corp (Japan)	2.90	07/18/2022	100,000	99,990
PNC Bank NA	2.60	07/21/2020	398,000	397,662
PNC Bank NA	3.25	06/01/2025	310,000	313,761
Progressive Corp/The	3.70	01/26/2045	142,000	138,058
Progressive Corp/The	4.13	04/15/2047	20,000	20,808
Prudential Financial Inc (3 Months LIBOR + 2.665%) (a)	5.70	09/15/2048	50,000	50,602
Realty Income Corp	3.65	01/15/2028	150,000	152,417
Royal Bank Of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	196,803
Santander Holdings USA Inc	4.50	07/17/2025	300,000	309,168
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	103,909
Senior Housing Properties Trust	4.75	02/15/2028	10,000	9,270
Simon Property Group LP	2.35	01/30/2022	90,000	89,340
Simon Property Group LP	2.75	06/01/2023	50,000	49,914
Simon Property Group LP	3.30	01/15/2026	50,000	50,178
Simon Property Group LP	4.25	11/30/2046	100,000	104,318

The accompanying notes are an integral part of the financial statements.

31

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Finance — 3.76%
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	199,143
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	302,039
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	237,318
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	48,477
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	482,725
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	197,948
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	132,236
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) (a)	3.63	09/15/2031	100,000	98,702
Travelers Cos Inc/The	4.60	08/01/2043	15,000	16,653
Travelers Cos Inc/The	3.75	05/15/2046	142,000	138,999
UnitedHealth Group Inc	2.70	07/15/2020	142,000	142,294
UnitedHealth Group Inc	3.38	04/15/2027	200,000	202,538
UnitedHealth Group Inc	2.95	10/15/2027	140,000	137,456
UnitedHealth Group Inc	4.63	07/15/2035	20,000	22,420
UnitedHealth Group Inc	6.63	11/15/2037	100,000	134,480
UnitedHealth Group Inc	4.20	01/15/2047	17,000	17,619
UnitedHealth Group Inc	4.25	06/15/2048	25,000	26,301
UnitedHealth Group Inc	4.45	12/15/2048	20,000	21,690
US BanCorp	3.00	03/15/2022	242,000	244,420
US BanCorp	3.15	04/27/2027	200,000	201,181
Ventas Realty LP	3.85	04/01/2027	200,000	200,777
Ventas Realty LP	4.00	03/01/2028	15,000	15,183
Voya Financial Inc	3.13	07/15/2024	200,000	197,511
Wells Fargo & Co	2.10	07/26/2021	36,000	35,431
Wells Fargo & Co	4.30	07/22/2027	247,000	257,151
Wells Fargo & Co	4.15	01/24/2029	50,000	52,267
Wells Fargo & Co	5.38	02/07/2035	200,000	233,305
Wells Fargo & Co	4.40	06/14/2046	117,000	116,607
Wells Fargo & Co	4.75	12/07/2046	97,000	101,786
Wells Fargo Bank NA	5.85	02/01/2037	250,000	302,002
Wells Fargo Bank NA (3 Months LIBOR + 0.490%) (a)	3.33	07/23/2021	250,000	251,725
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	131,016

				32,364,481

Industrial Other — 0.05%
Board of Trustees of The Leland Stanford Junior University/The	3.65	05/01/2048	110,000	113,381
President & Fellows of Harvard College	4.88	10/15/2040	194,000	234,389
President & Fellows of Harvard College	3.15	07/15/2046	100,000	94,591

				442,361

The accompanying notes are an integral part of the financial statements.

32

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Sovereign — 1.16%
Asian Development Bank	1.63	03/16/2021	485,000	477,908
Asian Development Bank	1.75	06/08/2021	100,000	98,675
Asian Development Bank	1.75	09/13/2022	100,000	98,097
Asian Development Bank	2.75	03/17/2023	70,000	71,045
Asian Development Bank	2.75	01/19/2028	30,000	30,488
Council Of Europe Development Bank	1.63	03/16/2021	285,000	280,785
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	218,450
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	202,002
Equinor ASA (Norway)	3.70	03/01/2024	142,000	148,421
Equinor ASA (Norway)	3.95	05/15/2043	132,000	135,753
European Bank For Reconstruction & Development	2.13	03/07/2022	150,000	148,908
European Investment Bank	1.38	06/15/2020	485,000	479,224
European Investment Bank	2.00	03/15/2021	485,000	481,299
European Investment Bank	2.25	03/15/2022	97,000	96,741
European Investment Bank	2.62	05/20/2022	300,000	302,629
European Investment Bank	2.50	03/15/2023	300,000	301,784
European Investment Bank	3.12	12/14/2023	200,000	206,822
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	203,350
Inter-American Development Bank	1.63	05/12/2020	400,000	396,637
Inter-American Development Bank	1.88	06/16/2020	485,000	481,959
Inter-American Development Bank	2.50	01/18/2023	100,000	100,643
Inter-American Development Bank	2.00	06/02/2026	485,000	470,695
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	478,291
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	274,647
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	321,818
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	251,432
International Finance Corp	1.63	07/16/2020	150,000	148,430
Kreditanstalt fuer Wiederaufbau (Germany)	1.88	06/30/2020	200,000	198,670
Kreditanstalt fuer Wiederaufbau (Germany)	2.75	09/08/2020	728,000	731,583
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	343,526
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	120,343
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	99,393
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	100,132
Kreditanstalt fuer Wiederaufbau (Germany) [1]	0.00	06/29/2037	285,000	167,079
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	189,506
Nexen Energy (China)	6.40	05/15/2037	114,000	146,818
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	203,400
Petroleos Mexicanos (Mexico)	6.50	06/02/2041	375,000	339,446

The accompanying notes are an integral part of the financial statements.

33

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Sovereign — 1.16%
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	200,000	183,600
Syngenta Finance NV (Switzerland)	3.12	03/28/2022	235,000	232,281

				9,962,710

Technology — 0.89%
Alphabet Inc	2.00	08/15/2026	200,000	188,700
Analog Devices Inc	2.95	01/12/2021	200,000	200,570
Analog Devices Inc	3.90	12/15/2025	200,000	203,612
Apple Inc	2.50	02/09/2022	97,000	96,881
Apple Inc	2.70	05/13/2022	330,000	331,826
Apple Inc	3.35	02/09/2027	50,000	51,028
Apple Inc	3.20	05/11/2027	100,000	100,829
Apple Inc	4.45	05/06/2044	285,000	313,759
Apple Inc	3.85	08/04/2046	50,000	50,563
Apple Inc	3.75	11/13/2047	200,000	199,804
Applied Materials Inc	3.30	04/01/2027	200,000	201,982
Arrow Electronics Inc	3.50	04/01/2022	100,000	100,593
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	50,000	47,766
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	82,693
CA Inc	3.60	08/15/2022	200,000	201,412
Cisco Systems Inc	2.90	03/04/2021	207,000	208,837
Cisco Systems Inc	2.50	09/20/2026	146,000	142,125
Citrix Systems Inc	4.50	12/01/2027	135,000	132,845
Corning Inc	4.38	11/15/2057	20,000	18,547
DXC Technology Co	4.75	04/15/2027	90,000	91,412
Fidelity National Information Services Inc	4.75	05/15/2048	100,000	99,248
Fiserv Inc	3.80	10/01/2023	100,000	102,495
Fiserv Inc	4.20	10/01/2028	100,000	103,006
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	101,313
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	126,580
Intel Corp	3.30	10/01/2021	114,000	116,172
Intel Corp	3.15	05/11/2027	50,000	50,544
Intel Corp	4.90	07/29/2045	100,000	117,797
Intel Corp	4.10	05/11/2047	50,000	53,059
International Business Machines Corp	3.45	02/19/2026	306,000	310,720
International Business Machines Corp	4.70	02/19/2046	146,000	159,438
Juniper Networks Inc	5.95	03/15/2041	100,000	103,630
Microsoft Corp	2.00	11/03/2020	242,000	240,390
Microsoft Corp	2.40	02/06/2022	194,000	193,722
Microsoft Corp	3.12	11/03/2025	242,000	247,608
Microsoft Corp	3.30	02/06/2027	107,000	109,849
Microsoft Corp	4.20	11/03/2035	242,000	266,062
Microsoft Corp	4.10	02/06/2037	68,000	73,960

The accompanying notes are an integral part of the financial statements.

34

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Technology — 0.89%
Microsoft Corp	3.95	08/08/2056	264,000	275,341
Motorola Solutions Inc	3.75	05/15/2022	150,000	152,590
Oracle Corp	3.88	07/15/2020	10,000	10,176
Oracle Corp	2.80	07/08/2021	136,000	136,558
Oracle Corp	2.50	10/15/2022	542,000	539,046
Oracle Corp	3.25	11/15/2027	80,000	80,447
Oracle Corp	4.13	05/15/2045	104,000	106,091
Oracle Corp	4.00	07/15/2046	59,000	59,303
Oracle Corp	4.00	11/15/2047	50,000	50,296
QUALCOMM Inc	2.25	05/20/2020	242,000	240,980
QUALCOMM Inc	4.65	05/20/2035	242,000	249,364
Seagate HDD Cayman	4.75	06/01/2023	200,000	202,247
Texas Instruments Inc	4.15	05/15/2048	25,000	26,831

				7,670,647

Transportation — 0.34%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	10/01/2026	150,883	151,200
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	170,841	171,590
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	253,344
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	147,204
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	10,054
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	98,007
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	104,919
CSX Corp	3.25	06/01/2027	140,000	138,192
CSX Corp	3.80	03/01/2028	15,000	15,386
CSX Corp	4.30	03/01/2048	15,000	15,254
CSX Corp	4.50	08/01/2054	100,000	101,910
FedEx Corp	3.25	04/01/2026	100,000	99,508
FedEx Corp	3.30	03/15/2027	200,000	197,095
FedEx Corp	4.55	04/01/2046	80,000	77,051
FedEx Corp	4.40	01/15/2047	35,000	32,884
Norfolk Southern Corp	2.90	02/15/2023	90,000	90,064
Norfolk Southern Corp	3.85	01/15/2024	85,000	88,362
Norfolk Southern Corp	3.15	06/01/2027	100,000	98,517
Norfolk Southern Corp	4.65	01/15/2046	65,000	69,852
Norfolk Southern Corp	5.10	08/01/2118	10,000	10,450
Southwest Airlines Co	2.65	11/05/2020	100,000	99,842
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	119,664	122,021
Union Pacific Corp	4.16	07/15/2022	142,000	148,036
Union Pacific Corp	3.00	04/15/2027	100,000	97,954
Union Pacific Corp	3.95	09/10/2028	35,000	36,692
Union Pacific Corp	4.75	09/15/2041	100,000	107,898
Union Pacific Corp	4.30	03/01/2049	20,000	20,672

The accompanying notes are an integral part of the financial statements.

35

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Transportation — 0.34%
Union Pacific Corp	4.80	09/10/2058	35,000	38,208
United Parcel Service Inc	3.13	01/15/2021	24,000	24,280
United Parcel Service Inc	2.40	11/15/2026	146,000	140,149
United Parcel Service Inc	3.75	11/15/2047	100,000	95,744

				2,902,339

Utilities — 0.78%
American Electric Power Co Inc	2.95	12/15/2022	80,000	80,125
American Water Capital Corp	3.75	09/01/2047	50,000	48,408
Atmos Energy Corp	4.13	10/15/2044	117,000	122,060
Commonwealth Edison Co	3.65	06/15/2046	242,000	235,917
Commonwealth Edison Co	4.00	03/01/2048	5,000	5,126
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	266,415
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	180,661
Dominion Energy Inc	7.00	06/15/2038	75,000	96,165
DTE Electric Co	3.70	03/15/2045	121,000	119,602
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	190,024
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	98,949
Duke Energy Corp	1.80	09/01/2021	15,000	14,649
Duke Energy Corp	3.15	08/15/2027	100,000	98,084
Duke Energy Corp	3.75	09/01/2046	80,000	74,789
Duke Energy Florida LLC	6.40	06/15/2038	242,000	324,120
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	11,679
Edison International	2.40	09/15/2022	100,000	92,399
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	24,731
Exelon Generation Co LLC	3.40	03/15/2022	200,000	202,757
Exelon Generation Co LLC	6.25	10/01/2039	200,000	221,961
Exelon Generation Co LLC	5.60	06/15/2042	15,000	15,787
Florida Power & Light Co	3.13	12/01/2025	142,000	144,091
Florida Power & Light Co	5.95	02/01/2038	142,000	183,142
Florida Power & Light Co	3.70	12/01/2047	20,000	19,899
Georgia Power Co	3.25	03/30/2027	150,000	145,289
Georgia Power Co	4.30	03/15/2042	242,000	239,411
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	101,101
Midamerican Energy Co	3.50	10/15/2024	182,000	188,355
National Rural Utilities Cooperative Finance Corp	2.30	11/01/2020	242,000	240,923
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	15,000	15,213
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	85,356
NiSource Inc	5.25	02/15/2043	100,000	109,840
Ohio Edison Co	6.88	07/15/2036	100,000	129,790
PacifiCorp	3.85	06/15/2021	242,000	247,603
PacifiCorp	5.75	04/01/2037	158,000	193,309
PacifiCorp	4.12	01/15/2049	70,000	72,351

The accompanying notes are an integral part of the financial statements.

36

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 13.02%
Utilities — 0.78%
PECo Energy Co	3.90	03/01/2048	5,000	5,055
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,453
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	271,020
Progress Energy Inc	3.15	04/01/2022	57,000	57,401
Public Service Co of Colorado	4.10	06/15/2048	65,000	68,416
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	107,765
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	133,922
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	120,898
Sempra Energy	2.90	02/01/2023	100,000	98,528
Sempra Energy	3.80	02/01/2038	20,000	18,328
Sempra Energy	4.00	02/01/2048	15,000	13,658
South Carolina Electric & Gas Co	4.35	02/01/2042	99,000	104,983
Southern California Edison Co	6.00	01/15/2034	92,000	104,384
Southern California Edison Co	5.55	01/15/2037	132,000	144,358
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	118,809
Southern Co/The	4.25	07/01/2036	100,000	98,663
Southern Power Co	5.25	07/15/2043	100,000	105,630
Southwestern Electric Power Co	3.90	04/01/2045	125,000	118,073
Virginia Electric & Power Co	3.15	01/15/2026	92,000	92,076
Virginia Electric & Power Co	8.88	11/15/2038	117,000	184,516
Xcel Energy Inc	2.60	03/15/2022	125,000	124,225

				6,736,242

Total Corporate Bonds and Notes (Cost $114,207,279)				112,143,714

Foreign Government Bonds & Notes — 0.82%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	393,180
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	205,500
Colombia Government International Bond (Colombia)	6.13	01/18/2041	200,000	236,302
Development Bank Of Japan Inc (Japan)	2.00	10/19/2021	350,000	344,692
Export-Import Bank Of Korea (South Korea)	2.38	04/21/2027	300,000	282,587
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	221,064
Indonesia Government International Bond	5.35	02/11/2049	200,000	221,783
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,589
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	58,472
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	376,473
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	208,616
Japan Bank For International Cooperation (Japan)	2.38	07/21/2022	200,000	198,754

The accompanying notes are an integral part of the financial statements.

37

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds & Notes — 0.82%
Japan Bank For International Cooperation (Japan)	1.88	07/21/2026	300,000	282,380
Japan Bank For International Cooperation (Japan)	3.50	10/31/2028	200,000	210,482
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	238,296
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	197,908
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	308,400
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	343,200
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	290,340
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	206,302
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	130,500
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	208,800
Peruvian Government International Bond (Peru)	4.12	08/25/2027	200,000	218,202
Philippine Government International Bond (Philippines)	4.00	01/15/2021	300,000	305,917
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	308,153
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	210,096
Province Of Alberta Canada (Canada)	3.30	03/15/2028	30,000	31,113
Province Of Ontario Canada (Canada)	3.40	10/17/2023	50,000	51,743
Province Of Ontario Canada (Canada)	2.50	04/27/2026	242,000	238,671
Province Of Quebec Canada (Canada)	2.75	08/25/2021	142,000	142,983
Republic Of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	144,128
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	210,400
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	36,662

Total Foreign Government Bonds & Notes (Cost $7,191,836)				7,083,688

Municipal Bonds — 0.41%
Bay Area Toll Authority	6.26	04/01/2049	95,000	135,480
City of New York NY	6.27	12/01/2037	100,000	132,911
Commonwealth of Massachusetts	4.20	12/01/2021	200,000	205,398
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	31,540
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	133,592

The accompanying notes are an integral part of the financial statements.

38

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Municipal Bonds — 0.41%
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	190,830
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	122,929
New Jersey Economic Development Authority	7.42	02/15/2029	164,000	202,040
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	247,833
Ohio State University/The	4.91	06/01/2040	140,000	168,853
Ohio State University/The	4.80	06/01/2111	53,000	61,272
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	56,841
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	106,431
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	210,590
South Carolina Public Service Authority	2.39	12/01/2023	332,000	321,472
State Board of Administration Finance Corp	3.00	07/01/2020	90,000	90,475
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	200,498
State of California	5.70	11/01/2021	200,000	216,684
State of California	3.50	04/01/2028	30,000	31,510
State of California	7.30	10/01/2039	240,000	347,287
State of Connecticut	5.85	03/15/2032	100,000	121,059
State of Illinois	5.10	06/01/2033	200,000	196,524

Total Municipal Bonds (Cost $3,615,321)				3,532,049

Commercial Mortgage-Backed Securities — 1.03%
COMM 2013-CR9 Mortgage Trust	4.23	07/10/2045	109,000	115,026
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	733,823
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	595,129
Fannie Mae-Aces	2.98	04/25/2022	433,203	436,259
Fannie Mae-Aces	2.51	11/25/2022	400,000	398,076
Fannie Mae-Aces	2.96	02/25/2027	647,000	648,027
Fannie Mae-Aces	2.99	12/25/2027	200,000	200,345
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	509,487
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	289,776	285,020
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	768,899
Freddie Mac Multifamily Structured Pass Through Certificates	3.92	09/25/2028	100,000	107,826
GS Mortgage Securities Corp II 2015-GC30	3.12	05/10/2050	242,000	244,109
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	96,294	97,808
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	726,416

The accompanying notes are an integral part of the financial statements.

39

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Commercial Mortgage-Backed Securities — 1.03%
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	492,725
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	482,365
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	502,314
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	539,097
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	505,038
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	213,218
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	214,728

Total Commercial Mortgage-Backed Securities (Cost $9,021,256)				8,815,735

Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	4.00	05/01/2020	553	569
Fannie Mae Pool	4.00	03/01/2022	2,657	2,737
Fannie Mae Pool	3.50	04/01/2024	15,038	15,384
Fannie Mae Pool	4.00	07/01/2024	50,000	51,711
Fannie Mae Pool	4.50	05/01/2025	122,971	127,249
Fannie Mae Pool	3.50	10/01/2025	164,340	168,114
Fannie Mae Pool	3.50	10/01/2025	67,032	68,572
Fannie Mae Pool	3.50	12/01/2025	132,972	136,026
Fannie Mae Pool	3.50	01/01/2026	25,034	25,609
Fannie Mae Pool	3.50	02/01/2026	28,646	29,304
Fannie Mae Pool	3.50	06/01/2026	5,982	6,125
Fannie Mae Pool	3.00	11/01/2026	113,946	115,428
Fannie Mae Pool	3.00	05/01/2027	70,268	71,182
Fannie Mae Pool	3.50	08/01/2027	153,418	156,941
Fannie Mae Pool	3.00	08/01/2027	93,011	94,223
Fannie Mae Pool	2.50	01/01/2028	203,185	203,073
Fannie Mae Pool	3.00	02/01/2028	241,981	245,130
Fannie Mae Pool	2.50	05/01/2028	104,390	104,332
Fannie Mae Pool	3.00	08/01/2028	76,453	77,286
Fannie Mae Pool	2.50	09/01/2028	103,651	103,594
Fannie Mae Pool	4.50	03/01/2029	2,043	2,127
Fannie Mae Pool	4.00	07/01/2029	49,996	51,503
Fannie Mae Pool	4.50	08/01/2029	87,073	90,937
Fannie Mae Pool	2.50	08/01/2030	180,581	179,702
Fannie Mae Pool	3.50	11/01/2030	28,611	29,173
Fannie Mae Pool	3.00	02/01/2031	173,971	175,597
Fannie Mae Pool	2.50	07/01/2031	157,834	157,066
Fannie Mae Pool	2.00	08/01/2031	254,700	248,014
Fannie Mae Pool	2.50	09/01/2031	381,040	379,187
Fannie Mae Pool	2.50	11/01/2031	221,374	220,026

The accompanying notes are an integral part of the financial statements.

40

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	2.00	11/01/2031	38,270	37,264
Fannie Mae Pool	2.50	12/01/2031	181,258	180,376
Fannie Mae Pool	2.50	01/01/2032	224,852	223,483
Fannie Mae Pool	2.50	01/01/2032	55,627	55,288
Fannie Mae Pool	2.50	02/01/2032	226,352	224,974
Fannie Mae Pool	2.00	02/01/2032	57,758	56,241
Fannie Mae Pool	3.00	04/01/2032	63,828	64,543
Fannie Mae Pool	3.50	08/01/2032	50,561	51,993
Fannie Mae Pool	2.50	12/01/2032	198,331	197,124
Fannie Mae Pool	3.00	01/01/2033	98,381	99,297
Fannie Mae Pool	2.50	01/01/2033	97,957	97,360
Fannie Mae Pool	3.00	01/01/2033	22,072	22,277
Fannie Mae Pool	3.00	04/01/2033	155,895	157,346
Fannie Mae Pool	3.00	05/01/2033	161,580	163,084
Fannie Mae Pool	3.50	05/01/2033	97,183	99,415
Fannie Mae Pool	5.50	06/01/2033	13,238	14,514
Fannie Mae Pool	2.50	08/01/2033	191,457	190,291
Fannie Mae Pool	3.50	08/01/2033	178,069	183,113
Fannie Mae Pool	5.50	08/01/2033	79,540	87,056
Fannie Mae Pool	3.50	09/01/2033	71,909	73,560
Fannie Mae Pool	4.00	10/01/2033	223,598	233,266
Fannie Mae Pool	3.50	10/01/2033	24,187	24,742
Fannie Mae Pool	5.50	11/01/2033	1,026	1,125
Fannie Mae Pool	5.50	02/01/2034	53,826	59,232
Fannie Mae Pool [2]	3.00	04/01/2034	1,050,000	1,059,656
Fannie Mae Pool [2]	4.00	04/01/2034	250,000	257,498
Fannie Mae Pool [2]	3.50	04/01/2034	200,000	204,555
Fannie Mae Pool	3.00	04/01/2034	100,000	100,931
Fannie Mae Pool	3.00	05/01/2034	374,500	378,913
Fannie Mae Pool	5.50	05/01/2034	143,162	157,518
Fannie Mae Pool	3.00	11/01/2034	21,452	21,705
Fannie Mae Pool	3.50	01/01/2035	190,891	195,827
Fannie Mae Pool	4.50	02/01/2035	420,265	444,149
Fannie Mae Pool	3.00	02/01/2035	159,499	161,379
Fannie Mae Pool	3.00	02/01/2035	64,345	65,103
Fannie Mae Pool	5.00	03/01/2035	195,922	210,763
Fannie Mae Pool	5.00	07/01/2035	24,144	25,971
Fannie Mae Pool	3.50	11/01/2035	28,186	28,803
Fannie Mae Pool	2.50	08/01/2036	56,559	55,475
Fannie Mae Pool	2.50	10/01/2036	49,492	48,543
Fannie Mae Pool	3.00	11/01/2036	20,007	20,206
Fannie Mae Pool	3.00	12/01/2036	97,670	98,641
Fannie Mae Pool	3.00	12/01/2036	77,829	78,603
Fannie Mae Pool	3.00	12/01/2036	59,010	59,597
Fannie Mae Pool	3.00	02/01/2037	60,500	61,102

The accompanying notes are an integral part of the financial statements.

41

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	3.50	02/01/2037	59,131	60,309
Fannie Mae Pool	3.00	02/01/2037	42,003	42,420
Fannie Mae Pool	3.00	04/01/2037	61,240	61,849
Fannie Mae Pool	5.50	09/01/2037	111,058	122,078
Fannie Mae Pool	3.50	11/01/2037	43,786	44,752
Fannie Mae Pool	3.50	01/01/2038	89,938	91,989
Fannie Mae Pool	5.50	02/01/2038	72,183	79,405
Fannie Mae Pool	5.00	02/01/2038	37,648	39,769
Fannie Mae Pool	4.00	03/01/2038	67,881	70,522
Fannie Mae Pool	6.00	05/01/2038	129,397	141,704
Fannie Mae Pool	4.00	07/01/2038	23,407	24,268
Fannie Mae Pool	5.50	10/01/2038	58,846	64,736
Fannie Mae Pool	4.00	12/01/2038	147,306	152,688
Fannie Mae Pool	5.00	01/01/2039	119,842	128,755
Fannie Mae Pool	4.50	03/01/2039	1,487	1,571
Fannie Mae Pool	5.50	04/01/2039	147,924	161,007
Fannie Mae Pool	3.50	06/01/2039	70,371	71,706
Fannie Mae Pool	4.50	09/01/2039	53,877	56,937
Fannie Mae Pool	6.00	10/01/2039	50,729	55,953
Fannie Mae Pool	5.00	12/01/2039	57,863	62,404
Fannie Mae Pool	4.50	02/01/2040	65,518	69,269
Fannie Mae Pool	4.00	02/01/2040	17,510	18,162
Fannie Mae Pool	4.50	04/01/2040	109,779	116,061
Fannie Mae Pool	4.50	05/01/2040	207,936	220,770
Fannie Mae Pool	4.00	07/01/2040	44,691	46,341
Fannie Mae Pool	4.50	07/01/2040	44,213	46,944
Fannie Mae Pool	5.00	08/01/2040	70,630	76,184
Fannie Mae Pool	5.00	09/01/2040	112,914	121,516
Fannie Mae Pool	4.00	01/01/2041	216,926	225,002
Fannie Mae Pool	3.50	01/01/2041	210,693	215,175
Fannie Mae Pool	5.00	02/01/2041	154,678	166,839
Fannie Mae Pool	5.00	02/01/2041	101,200	109,104
Fannie Mae Pool	3.50	03/01/2041	182,226	186,103
Fannie Mae Pool	5.00	04/01/2041	200,106	215,842
Fannie Mae Pool	4.00	01/01/2042	806,882	839,880
Fannie Mae Pool	4.00	01/01/2042	239,838	248,766
Fannie Mae Pool	4.00	01/01/2042	146,447	151,893
Fannie Mae Pool	5.50	02/01/2042	140,161	154,011
Fannie Mae Pool	3.50	05/01/2042	262,207	267,787
Fannie Mae Pool	5.00	05/01/2042	97,292	104,891
Fannie Mae Pool	3.50	09/01/2042	237,096	242,142
Fannie Mae Pool	3.50	10/01/2042	216,172	220,772
Fannie Mae Pool	3.50	11/01/2042	490,541	500,981
Fannie Mae Pool	3.50	11/01/2042	162,902	166,349
Fannie Mae Pool	3.00	11/01/2042	141,122	141,217

The accompanying notes are an integral part of the financial statements.

42

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	3.00	01/01/2043	343,639	343,869
Fannie Mae Pool	3.00	01/01/2043	195,372	195,503
Fannie Mae Pool	3.00	01/01/2043	65,917	65,961
Fannie Mae Pool	3.00	04/01/2043	311,413	311,621
Fannie Mae Pool	3.00	04/01/2043	67,441	67,486
Fannie Mae Pool	3.50	05/01/2043	298,786	305,037
Fannie Mae Pool	3.00	05/01/2043	47,367	47,399
Fannie Mae Pool	3.00	06/01/2043	351,947	351,136
Fannie Mae Pool	3.00	07/01/2043	401,710	401,980
Fannie Mae Pool	3.00	07/01/2043	337,569	337,962
Fannie Mae Pool	3.00	08/01/2043	530,381	530,736
Fannie Mae Pool	3.50	08/01/2043	234,978	239,893
Fannie Mae Pool	3.00	08/01/2043	170,599	170,713
Fannie Mae Pool	3.00	08/01/2043	161,002	161,110
Fannie Mae Pool	4.00	09/01/2043	222,778	230,927
Fannie Mae Pool	4.00	09/01/2043	134,478	140,478
Fannie Mae Pool	3.00	10/01/2043	347,370	347,603
Fannie Mae Pool	3.00	10/01/2043	329,907	330,127
Fannie Mae Pool	5.00	11/01/2043	57,329	61,710
Fannie Mae Pool	5.50	05/01/2044	83,273	89,783
Fannie Mae Pool	4.00	06/01/2044	187,034	193,530
Fannie Mae Pool	4.00	08/01/2044	177,697	183,800
Fannie Mae Pool	3.50	10/01/2044	365,934	374,143
Fannie Mae Pool	4.00	10/01/2044	104,468	108,118
Fannie Mae Pool	4.00	10/01/2044	13,758	14,227
Fannie Mae Pool	3.50	12/01/2044	331,844	339,288
Fannie Mae Pool	4.00	12/01/2044	201,728	208,621
Fannie Mae Pool	3.00	01/01/2045	335,191	335,415
Fannie Mae Pool	3.50	02/01/2045	477,127	486,727
Fannie Mae Pool	3.50	02/01/2045	288,259	293,234
Fannie Mae Pool	4.00	03/01/2045	25,671	26,547
Fannie Mae Pool	3.50	06/01/2045	170,399	173,340
Fannie Mae Pool	3.50	08/01/2045	547,292	556,738
Fannie Mae Pool	3.50	08/01/2045	223,436	227,293
Fannie Mae Pool	3.50	09/01/2045	322,055	327,614
Fannie Mae Pool	4.50	09/01/2045	131,329	138,536
Fannie Mae Pool	4.00	10/01/2045	67,415	69,715
Fannie Mae Pool	4.00	10/01/2045	41,337	42,745
Fannie Mae Pool	3.00	11/01/2045	817,127	815,144
Fannie Mae Pool	4.00	11/01/2045	516,814	534,449
Fannie Mae Pool	3.50	11/01/2045	169,299	172,221
Fannie Mae Pool	4.50	11/01/2045	150,498	158,536
Fannie Mae Pool	4.00	11/01/2045	16,300	16,857
Fannie Mae Pool	3.00	12/01/2045	580,990	579,400
Fannie Mae Pool	3.50	12/01/2045	330,292	335,993

The accompanying notes are an integral part of the financial statements.

43

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	3.50	12/01/2045	283,025	287,910
Fannie Mae Pool	4.50	12/01/2045	137,232	144,152
Fannie Mae Pool	3.50	01/01/2046	335,597	341,390
Fannie Mae Pool	3.50	01/01/2046	312,763	318,162
Fannie Mae Pool	4.00	01/01/2046	268,185	277,322
Fannie Mae Pool	3.00	01/01/2046	219,866	219,230
Fannie Mae Pool	3.50	02/01/2046	315,219	320,660
Fannie Mae Pool	4.00	02/01/2046	252,000	260,573
Fannie Mae Pool	3.50	03/01/2046	329,843	335,179
Fannie Mae Pool	3.50	03/01/2046	325,540	331,058
Fannie Mae Pool	3.50	03/01/2046	320,450	325,423
Fannie Mae Pool	3.50	03/01/2046	315,398	320,809
Fannie Mae Pool	3.50	03/01/2046	314,699	320,065
Fannie Mae Pool	3.50	03/01/2046	300,091	305,209
Fannie Mae Pool	4.00	03/01/2046	227,073	234,786
Fannie Mae Pool	3.00	05/01/2046	381,104	379,943
Fannie Mae Pool	3.00	06/01/2046	228,595	227,899
Fannie Mae Pool	4.00	07/01/2046	158,457	162,975
Fannie Mae Pool	2.50	08/01/2046	158,852	154,375
Fannie Mae Pool	4.50	08/01/2046	145,424	151,482
Fannie Mae Pool	2.50	08/01/2046	20,788	20,202
Fannie Mae Pool	3.00	09/01/2046	239,055	238,327
Fannie Mae Pool	3.00	09/01/2046	236,515	235,795
Fannie Mae Pool	3.00	09/01/2046	81,515	81,266
Fannie Mae Pool	2.50	09/01/2046	20,202	19,633
Fannie Mae Pool	3.00	10/01/2046	265,364	264,556
Fannie Mae Pool	3.00	10/01/2046	52,057	51,899
Fannie Mae Pool	3.00	10/01/2046	22,699	22,630
Fannie Mae Pool	3.00	11/01/2046	266,771	265,959
Fannie Mae Pool	3.00	11/01/2046	242,776	242,036
Fannie Mae Pool	3.00	11/01/2046	80,638	80,294
Fannie Mae Pool	4.50	11/01/2046	51,520	54,232
Fannie Mae Pool	3.00	11/01/2046	40,209	40,074
Fannie Mae Pool	3.00	12/01/2046	250,240	249,478
Fannie Mae Pool	3.00	12/01/2046	219,307	218,639
Fannie Mae Pool	3.50	12/01/2046	196,171	199,476
Fannie Mae Pool	3.00	12/01/2046	189,389	188,812
Fannie Mae Pool	2.50	12/01/2046	22,112	21,489
Fannie Mae Pool	3.00	01/01/2047	166,023	165,518
Fannie Mae Pool	4.50	01/01/2047	46,245	48,400
Fannie Mae Pool	3.00	02/01/2047	282,349	281,489
Fannie Mae Pool	3.50	02/01/2047	38,605	39,236
Fannie Mae Pool	4.50	03/01/2047	189,842	198,700
Fannie Mae Pool	4.50	03/01/2047	160,330	167,921
Fannie Mae Pool	4.50	04/01/2047	170,053	177,978

The accompanying notes are an integral part of the financial statements.

44

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool	4.00	05/01/2047	245,288	253,505
Fannie Mae Pool	4.00	06/01/2047	266,031	274,942
Fannie Mae Pool	4.00	08/01/2047	176,101	182,000
Fannie Mae Pool	4.00	08/01/2047	96,550	99,784
Fannie Mae Pool	4.00	08/01/2047	68,586	70,883
Fannie Mae Pool	3.50	08/01/2047	48,919	49,681
Fannie Mae Pool	3.50	09/01/2047	344,239	349,561
Fannie Mae Pool	4.00	09/01/2047	191,605	197,988
Fannie Mae Pool	4.50	10/01/2047	113,680	118,976
Fannie Mae Pool	3.50	11/01/2047	114,174	115,934
Fannie Mae Pool	3.50	12/01/2047	483,827	491,283
Fannie Mae Pool	3.50	12/01/2047	296,409	300,979
Fannie Mae Pool	3.50	12/01/2047	244,760	248,533
Fannie Mae Pool	3.50	01/01/2048	393,937	400,006
Fannie Mae Pool	4.00	01/01/2048	270,217	279,109
Fannie Mae Pool	4.50	01/01/2048	45,475	47,581
Fannie Mae Pool	4.00	02/01/2048	473,825	489,295
Fannie Mae Pool	4.50	02/01/2048	99,493	103,847
Fannie Mae Pool	3.50	03/01/2048	216,509	219,844
Fannie Mae Pool	4.00	03/01/2048	115,903	119,657
Fannie Mae Pool	3.50	04/01/2048	171,742	174,388
Fannie Mae Pool	4.50	05/01/2048	471,088	492,834
Fannie Mae Pool	3.50	05/01/2048	120,272	122,125
Fannie Mae Pool	4.50	05/01/2048	94,819	99,168
Fannie Mae Pool	4.50	05/01/2048	22,862	23,915
Fannie Mae Pool	4.00	06/01/2048	344,485	355,205
Fannie Mae Pool	4.00	06/01/2048	271,053	279,555
Fannie Mae Pool	4.00	06/01/2048	190,945	196,983
Fannie Mae Pool	4.50	06/01/2048	91,664	95,639
Fannie Mae Pool	4.00	07/01/2048	96,108	99,098
Fannie Mae Pool	4.00	08/01/2048	196,151	202,153
Fannie Mae Pool	3.50	08/01/2048	24,685	25,063
Fannie Mae Pool	3.50	10/01/2048	98,449	99,963
Fannie Mae Pool	3.50	10/01/2048	49,613	50,362
Fannie Mae Pool	4.00	11/01/2048	273,183	281,381
Fannie Mae Pool	3.50	11/01/2048	245,721	249,507
Fannie Mae Pool	4.50	11/01/2048	99,991	104,554
Fannie Mae Pool	4.50	12/01/2048	194,878	203,632
Fannie Mae Pool	3.50	02/01/2049	49,996	50,749
Fannie Mae Pool	3.50	03/01/2049	199,239	202,120
Fannie Mae Pool	4.00	03/01/2049	99,060	102,261
Fannie Mae Pool [2]	4.00	04/01/2049	3,425,000	3,522,962
Fannie Mae Pool [2]	4.50	04/01/2049	1,000,000	1,041,895
Fannie Mae Pool [2]	3.50	04/01/2049	225,000	228,050
Fannie Mae Pool [2]	4.00	05/01/2049	275,000	282,608

The accompanying notes are an integral part of the financial statements.

45

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Fannie Mae Pool [2]	4.50	05/01/2049	200,000	208,216
Fannie Mae Pool [2]	5.00	05/01/2049	50,000	52,794
Freddie Mac Gold Pool	4.00	10/01/2020	29,381	30,322
Freddie Mac Gold Pool	3.50	10/01/2025	19,663	20,135
Freddie Mac Gold Pool	3.50	11/01/2025	139,124	142,819
Freddie Mac Gold Pool	5.50	12/01/2025	757	810
Freddie Mac Gold Pool	3.50	07/01/2026	56,727	58,088
Freddie Mac Gold Pool	4.00	07/01/2026	50,301	51,953
Freddie Mac Gold Pool	3.50	01/01/2027	92,374	94,749
Freddie Mac Gold Pool	3.00	02/01/2027	71,394	72,335
Freddie Mac Gold Pool	2.50	11/01/2027	90,509	90,490
Freddie Mac Gold Pool	3.00	02/01/2029	170,518	172,768
Freddie Mac Gold Pool	3.00	06/01/2029	201,917	204,580
Freddie Mac Gold Pool	2.50	09/01/2029	95,985	95,931
Freddie Mac Gold Pool	3.00	02/01/2031	200,354	202,328
Freddie Mac Gold Pool	4.50	03/01/2031	138,053	145,231
Freddie Mac Gold Pool	2.50	11/01/2031	215,458	214,519
Freddie Mac Gold Pool	2.50	11/01/2031	44,511	44,261
Freddie Mac Gold Pool	2.50	12/01/2031	195,006	193,911
Freddie Mac Gold Pool	2.00	01/01/2032	188,435	183,612
Freddie Mac Gold Pool	2.50	02/01/2032	181,622	180,602
Freddie Mac Gold Pool	3.00	02/01/2032	93,937	94,863
Freddie Mac Gold Pool	2.50	11/01/2032	292,565	290,922
Freddie Mac Gold Pool	3.00	12/01/2032	186,016	187,849
Freddie Mac Gold Pool	2.50	01/01/2033	74,096	73,736
Freddie Mac Gold Pool	3.00	02/01/2033	376,958	380,673
Freddie Mac Gold Pool	2.50	03/01/2033	178,149	177,148
Freddie Mac Gold Pool	2.50	04/01/2033	95,907	95,368
Freddie Mac Gold Pool	2.50	05/01/2033	96,501	95,959
Freddie Mac Gold Pool	2.50	06/01/2033	191,485	190,410
Freddie Mac Gold Pool	2.50	07/01/2033	180,344	179,331
Freddie Mac Gold Pool	3.50	09/01/2033	116,935	119,741
Freddie Mac Gold Pool	3.00	12/01/2033	96,206	97,154
Freddie Mac Gold Pool	3.50	12/01/2033	72,253	74,024
Freddie Mac Gold Pool [2]	3.50	04/01/2034	100,000	102,383
Freddie Mac Gold Pool	3.00	04/01/2034	100,000	100,986
Freddie Mac Gold Pool [2]	4.00	04/01/2034	75,000	77,367
Freddie Mac Gold Pool [2]	3.00	04/01/2034	50,000	50,482
Freddie Mac Gold Pool	3.00	12/01/2034	428,266	433,264
Freddie Mac Gold Pool	3.50	03/01/2035	171,317	176,303
Freddie Mac Gold Pool	3.00	04/01/2035	49,069	49,448
Freddie Mac Gold Pool	3.50	05/01/2035	148,297	151,789
Freddie Mac Gold Pool	4.00	10/01/2035	150,132	156,747
Freddie Mac Gold Pool	5.50	03/01/2036	66,543	73,026
Freddie Mac Gold Pool	4.50	06/01/2036	450,266	476,692

The accompanying notes are an integral part of the financial statements.

46

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Freddie Mac Gold Pool	3.00	11/01/2036	77,907	78,672
Freddie Mac Gold Pool	3.00	02/01/2037	82,022	82,803
Freddie Mac Gold Pool	5.00	02/01/2037	70,369	75,672
Freddie Mac Gold Pool	5.50	06/01/2037	51,465	56,499
Freddie Mac Gold Pool	3.50	06/01/2037	41,021	41,987
Freddie Mac Gold Pool	5.50	12/01/2037	104,299	114,585
Freddie Mac Gold Pool	5.50	07/01/2038	49,724	54,282
Freddie Mac Gold Pool	5.00	10/01/2038	49,467	53,291
Freddie Mac Gold Pool	5.50	03/01/2039	49,717	54,267
Freddie Mac Gold Pool	5.00	04/01/2039	66,029	70,400
Freddie Mac Gold Pool	4.50	06/01/2039	39,701	42,038
Freddie Mac Gold Pool	4.50	10/01/2039	65,092	68,924
Freddie Mac Gold Pool	4.00	11/01/2039	112,768	117,044
Freddie Mac Gold Pool	5.50	12/01/2039	66,286	70,958
Freddie Mac Gold Pool	5.50	03/01/2040	150,598	164,348
Freddie Mac Gold Pool	4.00	12/01/2040	202,814	210,515
Freddie Mac Gold Pool	4.00	12/01/2040	157,095	163,057
Freddie Mac Gold Pool	4.50	12/01/2040	91,684	97,502
Freddie Mac Gold Pool	5.50	06/01/2041	67,224	73,809
Freddie Mac Gold Pool	5.50	06/01/2041	65,689	71,831
Freddie Mac Gold Pool	4.00	11/01/2041	250,483	261,858
Freddie Mac Gold Pool	3.50	11/01/2041	239,568	244,849
Freddie Mac Gold Pool	3.50	04/01/2042	329,913	337,181
Freddie Mac Gold Pool	3.50	06/01/2042	119,986	122,631
Freddie Mac Gold Pool	3.50	09/01/2042	122,944	125,651
Freddie Mac Gold Pool	3.50	09/01/2042	116,362	118,928
Freddie Mac Gold Pool	3.00	10/01/2042	383,778	383,988
Freddie Mac Gold Pool	3.00	10/01/2042	67,765	67,802
Freddie Mac Gold Pool	3.00	12/01/2042	105,562	105,620
Freddie Mac Gold Pool	3.00	01/01/2043	498,042	498,316
Freddie Mac Gold Pool	3.00	02/01/2043	216,070	216,189
Freddie Mac Gold Pool	3.00	02/01/2043	122,812	122,880
Freddie Mac Gold Pool	2.50	02/01/2043	36,078	35,224
Freddie Mac Gold Pool	3.00	03/01/2043	92,280	92,330
Freddie Mac Gold Pool	3.50	06/01/2043	127,356	130,141
Freddie Mac Gold Pool	3.50	07/01/2043	12,810	13,088
Freddie Mac Gold Pool	3.00	08/01/2043	396,962	397,180
Freddie Mac Gold Pool	3.00	08/01/2043	297,019	296,299
Freddie Mac Gold Pool	3.50	08/01/2043	221,024	225,857
Freddie Mac Gold Pool	4.50	11/01/2043	155,291	162,912
Freddie Mac Gold Pool	3.50	01/01/2044	141,161	144,272
Freddie Mac Gold Pool	4.50	05/01/2044	10,257	10,741
Freddie Mac Gold Pool	3.50	06/01/2044	76,789	78,303
Freddie Mac Gold Pool	5.00	06/01/2044	61,995	65,950
Freddie Mac Gold Pool	4.00	07/01/2044	263,867	273,014

The accompanying notes are an integral part of the financial statements.

47

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Freddie Mac Gold Pool	3.50	01/01/2045	197,031	200,643
Freddie Mac Gold Pool	4.00	01/01/2045	163,165	168,553
Freddie Mac Gold Pool	3.50	02/01/2045	144,954	147,590
Freddie Mac Gold Pool	4.50	03/01/2045	190,686	200,033
Freddie Mac Gold Pool	3.50	07/01/2045	358,667	365,133
Freddie Mac Gold Pool	3.00	09/01/2045	339,704	338,997
Freddie Mac Gold Pool	3.50	11/01/2045	68,256	69,486
Freddie Mac Gold Pool	3.50	12/01/2045	463,412	471,766
Freddie Mac Gold Pool	4.00	12/01/2045	303,745	315,652
Freddie Mac Gold Pool	4.00	12/01/2045	168,899	174,477
Freddie Mac Gold Pool	3.50	01/01/2046	306,160	311,679
Freddie Mac Gold Pool	4.00	01/01/2046	262,495	271,149
Freddie Mac Gold Pool	3.00	03/01/2046	472,655	471,158
Freddie Mac Gold Pool	3.50	03/01/2046	308,172	313,696
Freddie Mac Gold Pool	4.00	03/01/2046	20,477	21,150
Freddie Mac Gold Pool	4.00	04/01/2046	927,171	957,598
Freddie Mac Gold Pool	3.00	04/01/2046	362,579	361,431
Freddie Mac Gold Pool	3.50	04/01/2046	328,807	334,599
Freddie Mac Gold Pool	4.50	04/01/2046	40,842	42,814
Freddie Mac Gold Pool	3.00	05/01/2046	374,057	372,872
Freddie Mac Gold Pool	3.50	06/01/2046	253,287	257,019
Freddie Mac Gold Pool	3.00	09/01/2046	235,619	234,872
Freddie Mac Gold Pool	2.50	09/01/2046	33,410	32,484
Freddie Mac Gold Pool	3.00	11/01/2046	605,517	603,411
Freddie Mac Gold Pool	3.00	11/01/2046	240,374	239,319
Freddie Mac Gold Pool	3.00	12/01/2046	263,533	262,376
Freddie Mac Gold Pool	2.50	12/01/2046	31,756	30,876
Freddie Mac Gold Pool	3.00	01/01/2047	424,399	422,535
Freddie Mac Gold Pool	4.00	03/01/2047	245,600	253,557
Freddie Mac Gold Pool	5.00	03/01/2047	224,357	237,906
Freddie Mac Gold Pool	4.50	03/01/2047	218,605	229,158
Freddie Mac Gold Pool	3.00	03/01/2047	74,156	73,830
Freddie Mac Gold Pool	3.50	04/01/2047	253,908	258,133
Freddie Mac Gold Pool	3.50	11/01/2047	327,536	332,997
Freddie Mac Gold Pool	4.50	11/01/2047	201,910	211,662
Freddie Mac Gold Pool	3.50	12/01/2047	296,690	301,489
Freddie Mac Gold Pool	3.50	12/01/2047	293,296	298,186
Freddie Mac Gold Pool	4.00	12/01/2047	267,992	276,661
Freddie Mac Gold Pool	3.00	12/01/2047	48,466	48,260
Freddie Mac Gold Pool	3.50	12/01/2047	45,596	46,333
Freddie Mac Gold Pool	5.00	02/01/2048	27,031	28,637
Freddie Mac Gold Pool	3.00	03/01/2048	193,823	192,992
Freddie Mac Gold Pool	3.50	03/01/2048	48,651	49,438
Freddie Mac Gold Pool	3.00	04/01/2048	195,601	194,792
Freddie Mac Gold Pool	5.00	05/01/2048	126,026	133,485

The accompanying notes are an integral part of the financial statements.

48

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Freddie Mac Gold Pool	3.50	05/01/2048	120,609	122,559
Freddie Mac Gold Pool	4.50	05/01/2048	94,827	99,369
Freddie Mac Gold Pool	3.50	06/01/2048	192,068	195,175
Freddie Mac Gold Pool	3.00	06/01/2048	145,387	144,784
Freddie Mac Gold Pool	3.50	07/01/2048	485,568	493,422
Freddie Mac Gold Pool	4.00	07/01/2048	284,984	294,068
Freddie Mac Gold Pool	4.50	07/01/2048	183,343	192,108
Freddie Mac Gold Pool	5.00	07/01/2048	23,881	25,297
Freddie Mac Gold Pool	4.00	08/01/2048	477,731	492,930
Freddie Mac Gold Pool	3.50	08/01/2048	97,962	99,546
Freddie Mac Gold Pool	4.00	09/01/2048	100,700	103,882
Freddie Mac Gold Pool	4.00	09/01/2048	99,631	102,773
Freddie Mac Gold Pool	4.50	09/01/2048	95,462	99,623
Freddie Mac Gold Pool	4.00	09/01/2048	94,328	97,290
Freddie Mac Gold Pool	4.00	10/01/2048	295,037	304,394
Freddie Mac Gold Pool	3.50	10/01/2048	196,795	199,978
Freddie Mac Gold Pool	3.50	11/01/2048	100,000	101,602
Freddie Mac Gold Pool	4.00	11/01/2048	97,433	100,502
Freddie Mac Gold Pool	4.50	11/01/2048	97,158	101,401
Freddie Mac Gold Pool	4.50	11/01/2048	96,421	100,623
Freddie Mac Gold Pool [2]	3.50	04/01/2049	2,075,000	2,104,712
Freddie Mac Gold Pool [2]	4.00	04/01/2049	1,825,000	1,878,574
Freddie Mac Gold Pool [2]	4.50	04/01/2049	725,000	756,612
Freddie Mac Gold Pool [2]	5.00	04/01/2049	100,000	105,891
Ginnie Mae I Pool	5.50	07/15/2038	145,221	159,022
Ginnie Mae I Pool	5.50	12/15/2038	72,616	79,562
Ginnie Mae I Pool	5.00	03/15/2039	36,302	38,995
Ginnie Mae I Pool	5.00	04/15/2039	177,608	190,731
Ginnie Mae I Pool	5.00	07/15/2039	29,943	32,148
Ginnie Mae I Pool	4.50	11/15/2039	88,197	92,807
Ginnie Mae I Pool	5.00	12/15/2039	3,358	3,606
Ginnie Mae I Pool	4.50	05/15/2040	19,775	20,850
Ginnie Mae I Pool	4.50	08/15/2040	4,790	5,039
Ginnie Mae I Pool	5.00	12/15/2040	32,047	34,403
Ginnie Mae I Pool	5.00	04/15/2041	28,878	30,226
Ginnie Mae I Pool	5.00	05/15/2041	134,287	140,974
Ginnie Mae I Pool	3.00	11/15/2042	120,043	120,935
Ginnie Mae I Pool	3.00	05/15/2043	14,079	14,205
Ginnie Mae I Pool	3.50	11/15/2044	20,825	21,285
Ginnie Mae I Pool	3.50	02/15/2045	217,861	222,666
Ginnie Mae I Pool	3.00	03/15/2045	136,176	136,849
Ginnie Mae I Pool	3.50	03/15/2045	39,124	39,987
Ginnie Mae I Pool	4.00	07/15/2045	26,251	27,125
Ginnie Mae I Pool	3.00	08/15/2045	147,754	148,486
Ginnie Mae I Pool	4.00	12/15/2045	27,822	28,753

The accompanying notes are an integral part of the financial statements.

49

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Ginnie Mae I Pool	4.00	03/15/2046	157,288	163,347
Ginnie Mae I Pool	4.00	03/15/2046	48,308	49,917
Ginnie Mae I Pool	4.00	05/15/2046	64,854	67,014
Ginnie Mae I Pool	3.50	06/15/2046	124,134	126,872
Ginnie Mae I Pool	4.50	08/15/2046	202,856	213,091
Ginnie Mae I Pool	4.50	08/15/2046	102,527	107,919
Ginnie Mae I Pool	2.50	09/15/2046	49,192	48,099
Ginnie Mae I Pool	4.50	10/15/2046	66,693	69,698
Ginnie Mae I Pool	4.00	07/15/2047	74,660	77,169
Ginnie Mae I Pool	4.50	12/15/2047	93,986	98,572
Ginnie Mae II Pool	3.00	01/20/2027	222,516	225,194
Ginnie Mae II Pool	2.50	08/20/2027	29,455	29,538
Ginnie Mae II Pool	2.50	03/20/2028	26,856	26,932
Ginnie Mae II Pool	3.00	10/20/2028	27,909	28,315
Ginnie Mae II Pool	3.50	07/20/2030	47,688	48,765
Ginnie Mae II Pool	2.50	12/20/2030	140,902	140,608
Ginnie Mae II Pool	3.00	07/20/2032	38,776	39,175
Ginnie Mae II Pool	5.50	02/20/2034	15,652	17,150
Ginnie Mae II Pool	5.00	06/20/2040	31,894	34,116
Ginnie Mae II Pool	4.00	08/20/2040	53,583	55,794
Ginnie Mae II Pool	5.00	09/20/2040	67,551	72,266
Ginnie Mae II Pool	4.00	10/20/2040	55,662	57,958
Ginnie Mae II Pool	4.50	10/20/2040	40,675	42,834
Ginnie Mae II Pool	4.00	01/20/2041	50,616	52,704
Ginnie Mae II Pool	4.00	04/20/2041	49,103	51,131
Ginnie Mae II Pool	4.50	04/20/2041	33,763	35,555
Ginnie Mae II Pool	5.00	04/20/2041	6,452	6,902
Ginnie Mae II Pool	4.50	05/20/2041	135,669	142,877
Ginnie Mae II Pool	4.50	08/20/2041	250,037	263,266
Ginnie Mae II Pool	4.00	10/20/2041	55,886	58,189
Ginnie Mae II Pool	4.00	04/20/2042	53,478	55,685
Ginnie Mae II Pool	3.50	04/20/2042	41,803	42,858
Ginnie Mae II Pool	3.50	05/20/2042	280,978	288,012
Ginnie Mae II Pool	3.50	08/20/2042	159,017	163,000
Ginnie Mae II Pool	3.00	08/20/2042	99,643	100,255
Ginnie Mae II Pool	3.00	09/20/2042	239,701	241,173
Ginnie Mae II Pool	3.50	09/20/2042	82,853	84,928
Ginnie Mae II Pool	3.50	10/20/2042	246,324	252,495
Ginnie Mae II Pool	3.00	11/20/2042	291,587	293,378
Ginnie Mae II Pool	3.50	01/20/2043	344,571	353,199
Ginnie Mae II Pool	3.00	01/20/2043	302,590	304,447
Ginnie Mae II Pool	3.50	03/20/2043	113,346	116,672
Ginnie Mae II Pool	3.50	04/20/2043	113,167	116,002
Ginnie Mae II Pool	3.50	05/20/2043	91,213	93,497
Ginnie Mae II Pool	3.50	08/20/2043	183,536	188,132

The accompanying notes are an integral part of the financial statements.

50

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Ginnie Mae II Pool	3.50	09/20/2043	187,040	191,724
Ginnie Mae II Pool	3.00	11/20/2043	242,286	243,772
Ginnie Mae II Pool	5.00	12/20/2043	13,454	14,391
Ginnie Mae II Pool	3.50	02/20/2044	248,146	253,581
Ginnie Mae II Pool	3.50	07/20/2044	209,860	214,946
Ginnie Mae II Pool	4.50	07/20/2044	9,984	10,508
Ginnie Mae II Pool	3.50	10/20/2044	267,999	274,390
Ginnie Mae II Pool	4.50	10/20/2044	12,981	13,661
Ginnie Mae II Pool	3.50	02/20/2045	294,039	300,937
Ginnie Mae II Pool	3.00	02/20/2045	172,149	173,844
Ginnie Mae II Pool	3.50	03/20/2045	249,361	255,208
Ginnie Mae II Pool	4.50	03/20/2045	148,571	156,359
Ginnie Mae II Pool	5.50	03/20/2045	115,294	125,202
Ginnie Mae II Pool	3.00	04/20/2045	302,590	304,448
Ginnie Mae II Pool	3.50	04/20/2045	248,526	254,353
Ginnie Mae II Pool	3.50	07/20/2045	359,794	368,238
Ginnie Mae II Pool	3.50	09/20/2045	270,737	277,096
Ginnie Mae II Pool	4.00	10/20/2045	192,886	199,824
Ginnie Mae II Pool	4.00	11/20/2045	280,818	292,024
Ginnie Mae II Pool	3.50	11/20/2045	179,652	184,092
Ginnie Mae II Pool	3.50	12/20/2045	270,154	276,498
Ginnie Mae II Pool	3.50	01/20/2046	230,264	235,672
Ginnie Mae II Pool	3.50	03/20/2046	273,519	279,938
Ginnie Mae II Pool	4.00	03/20/2046	216,595	224,698
Ginnie Mae II Pool	3.00	03/20/2046	184,757	185,891
Ginnie Mae II Pool	3.50	04/20/2046	292,167	299,022
Ginnie Mae II Pool	3.00	04/20/2046	189,870	191,036
Ginnie Mae II Pool	5.00	04/20/2046	95,809	102,470
Ginnie Mae II Pool	3.00	05/20/2046	331,392	333,528
Ginnie Mae II Pool	3.50	05/20/2046	303,978	311,111
Ginnie Mae II Pool	4.50	05/20/2046	132,838	139,787
Ginnie Mae II Pool	3.00	06/20/2046	343,865	345,871
Ginnie Mae II Pool	3.50	06/20/2046	206,429	211,274
Ginnie Mae II Pool	5.00	06/20/2046	88,089	94,195
Ginnie Mae II Pool	3.00	07/20/2046	352,669	354,835
Ginnie Mae II Pool	3.50	07/20/2046	210,499	215,442
Ginnie Mae II Pool	4.00	07/20/2046	96,214	99,694
Ginnie Mae II Pool	4.50	07/20/2046	79,258	83,406
Ginnie Mae II Pool	3.00	08/20/2046	322,566	324,547
Ginnie Mae II Pool	3.50	08/20/2046	214,507	219,543
Ginnie Mae II Pool	5.00	08/20/2046	98,397	105,229
Ginnie Mae II Pool	3.00	09/20/2046	222,224	223,726
Ginnie Mae II Pool	3.00	10/20/2046	224,314	225,691
Ginnie Mae II Pool	3.50	10/20/2046	169,292	173,265
Ginnie Mae II Pool	5.50	10/20/2046	52,208	56,637

The accompanying notes are an integral part of the financial statements.

51

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Ginnie Mae II Pool	3.00	11/20/2046	324,678	326,672
Ginnie Mae II Pool	3.50	11/20/2046	208,616	213,513
Ginnie Mae II Pool	3.00	11/20/2046	197,421	198,609
Ginnie Mae II Pool	4.50	11/20/2046	140,004	147,826
Ginnie Mae II Pool	2.50	11/20/2046	80,246	78,574
Ginnie Mae II Pool	3.00	12/20/2046	230,175	231,588
Ginnie Mae II Pool	3.50	12/20/2046	214,948	219,993
Ginnie Mae II Pool	2.50	12/20/2046	102,086	99,958
Ginnie Mae II Pool	4.50	12/20/2046	60,881	64,250
Ginnie Mae II Pool	3.00	01/20/2047	232,881	234,276
Ginnie Mae II Pool	4.00	01/20/2047	157,454	162,632
Ginnie Mae II Pool	4.50	01/20/2047	157,277	165,477
Ginnie Mae II Pool	2.50	01/20/2047	27,527	26,954
Ginnie Mae II Pool	3.00	02/20/2047	321,017	322,939
Ginnie Mae II Pool	3.50	02/20/2047	230,041	235,393
Ginnie Mae II Pool	4.00	02/20/2047	197,343	203,834
Ginnie Mae II Pool	3.50	06/20/2047	167,594	171,411
Ginnie Mae II Pool	4.00	06/20/2047	79,134	81,737
Ginnie Mae II Pool	4.00	07/20/2047	489,834	506,103
Ginnie Mae II Pool	3.50	07/20/2047	345,249	353,074
Ginnie Mae II Pool	4.00	08/20/2047	82,258	84,963
Ginnie Mae II Pool	3.50	09/20/2047	97,515	99,702
Ginnie Mae II Pool	3.00	10/20/2047	179,628	180,460
Ginnie Mae II Pool	4.50	10/20/2047	36,098	37,503
Ginnie Mae II Pool	3.50	11/20/2047	548,819	561,020
Ginnie Mae II Pool	4.00	11/20/2047	293,590	303,246
Ginnie Mae II Pool	3.00	11/20/2047	23,007	23,112
Ginnie Mae II Pool	4.00	12/20/2047	294,589	304,279
Ginnie Mae II Pool	3.00	12/20/2047	259,440	260,630
Ginnie Mae II Pool	3.50	12/20/2047	251,584	257,164
Ginnie Mae II Pool	3.50	01/20/2048	582,287	595,160
Ginnie Mae II Pool	3.00	02/20/2048	285,474	286,783
Ginnie Mae II Pool	3.50	02/20/2048	185,846	189,946
Ginnie Mae II Pool	3.00	03/20/2048	379,560	381,301
Ginnie Mae II Pool	5.00	03/20/2048	79,567	83,410
Ginnie Mae II Pool	4.50	03/20/2048	47,531	49,383
Ginnie Mae II Pool	4.50	05/20/2048	92,300	95,895
Ginnie Mae II Pool	3.50	06/20/2048	187,948	192,083
Ginnie Mae II Pool	4.00	06/20/2048	49,180	50,798
Ginnie Mae II Pool	4.00	07/20/2048	221,603	228,892
Ginnie Mae II Pool	4.50	08/20/2048	418,365	434,660
Ginnie Mae II Pool	4.00	08/20/2048	320,744	331,294
Ginnie Mae II Pool	4.50	09/20/2048	273,611	284,316
Ginnie Mae II Pool	4.50	10/20/2048	98,298	102,165
Ginnie Mae II Pool	4.00	01/20/2049	99,742	103,023

The accompanying notes are an integral part of the financial statements.

52

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.47%
Ginnie Mae II Pool [2]	4.00	04/20/2049	3,375,000	3,484,622
Ginnie Mae II Pool [2]	3.50	04/20/2049	2,175,000	2,222,026
Ginnie Mae II Pool [2]	4.50	04/20/2049	1,050,000	1,090,544
Ginnie Mae II Pool [2]	3.00	04/20/2049	1,025,000	1,029,404
Ginnie Mae II Pool [2]	5.00	04/20/2049	525,000	548,469
Ginnie Mae II Pool [2]	4.50	05/20/2049	125,000	129,764
Ginnie Mae II Pool [2]	4.00	05/20/2049	100,000	103,158
Ginnie Mae II Pool [2]	5.00	05/20/2049	50,000	52,184

Total Mortgage-Backed Securities (Cost $117,079,160)				116,029,046

U.S. Government Agency Obligations — 0.51%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	249,746
Federal Home Loan Banks	2.63	05/28/2020	200,000	200,431
Federal Home Loan Banks	1.38	09/28/2020	220,000	216,710
Federal Home Loan Banks	2.25	01/29/2021	75,000	74,800
Federal Home Loan Banks	2.25	01/29/2021	25,000	24,950
Federal Home Loan Banks	1.12	07/14/2021	485,000	472,226
Federal Home Loan Banks	2.51	12/29/2022	100,000	99,795
Federal Home Loan Banks	2.50	02/13/2024	200,000	201,873
Federal Home Loan Banks	5.50	07/15/2036	120,000	160,033
Federal Home Loan Mortgage Corp	1.70	09/29/2020	10,000	9,899
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	486,349
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	333,798
Federal National Mortgage Association	2.62	09/06/2024	485,000	492,074
Federal National Mortgage Association	6.25	05/15/2029	109,000	143,329
Federal National Mortgage Association	6.63	11/15/2030	485,000	667,876
Tennessee Valley Authority	3.88	02/15/2021	97,000	99,617
Tennessee Valley Authority	2.88	09/15/2024	65,000	66,524
Tennessee Valley Authority	7.13	05/01/2030	73,000	102,522
Tennessee Valley Authority	5.25	09/15/2039	107,000	137,664
Tennessee Valley Authority	4.63	09/15/2060	97,000	124,111
Tennessee Valley Authority	4.25	09/15/2065	39,000	46,457

Total U.S. Government Agency Obligations (Cost $4,538,672)				4,410,784

U.S. Treasury Obligations — 18.65%
United States Treasury Bill	2.36	06/06/2019	155,000	154,329
United States Treasury Note/Bond	1.50	04/15/2020	2,115,000	2,095,502
United States Treasury Note/Bond	1.38	04/30/2020	689,000	681,437
United States Treasury Note/Bond	2.38	04/30/2020	300,000	299,895
United States Treasury Note/Bond	1.12	04/30/2020	39,000	38,473
United States Treasury Note/Bond	1.50	05/15/2020	730,000	722,843
United States Treasury Note/Bond	3.50	05/15/2020	357,000	361,281
United States Treasury Note/Bond	2.50	05/31/2020	800,000	801,000
United States Treasury Note/Bond	1.50	05/31/2020	739,000	731,321
United States Treasury Note/Bond	1.38	05/31/2020	252,000	249,037

The accompanying notes are an integral part of the financial statements.

53

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 18.65%
United States Treasury Note/Bond	1.50	06/15/2020	930,000	920,044
United States Treasury Note/Bond	2.50	06/30/2020	975,000	976,219
United States Treasury Note/Bond	1.62	06/30/2020	839,000	831,003
United States Treasury Note/Bond	1.88	06/30/2020	285,000	283,174
United States Treasury Note/Bond	2.62	07/31/2020	1,300,000	1,304,164
United States Treasury Note/Bond	2.00	07/31/2020	540,000	537,384
United States Treasury Note/Bond	1.62	07/31/2020	339,000	335,597
United States Treasury Note/Bond	2.62	08/15/2020	802,000	804,663
United States Treasury Note/Bond	1.50	08/15/2020	585,000	577,962
United States Treasury Note/Bond	8.75	08/15/2020	195,000	211,682
United States Treasury Note/Bond	2.12	08/31/2020	628,000	625,939
United States Treasury Note/Bond	1.38	09/15/2020	585,000	576,956
United States Treasury Note/Bond	1.38	09/30/2020	1,071,000	1,055,437
United States Treasury Note/Bond	2.00	09/30/2020	985,000	979,806
United States Treasury Note/Bond	2.75	09/30/2020	750,000	754,248
United States Treasury Note/Bond	1.38	10/31/2020	970,000	955,336
United States Treasury Note/Bond	2.88	10/31/2020	740,000	745,984
United States Treasury Note/Bond	1.75	10/31/2020	479,000	474,509
United States Treasury Note/Bond	2.62	11/15/2020	1,216,000	1,221,320
United States Treasury Note/Bond	1.75	11/15/2020	340,000	336,799
United States Treasury Note/Bond	1.62	11/30/2020	970,000	958,709
United States Treasury Note/Bond	2.00	11/30/2020	866,000	861,163
United States Treasury Note/Bond	2.75	11/30/2020	760,000	765,077
United States Treasury Note/Bond	1.88	12/15/2020	405,000	401,915
United States Treasury Note/Bond	1.75	12/31/2020	970,000	960,452
United States Treasury Note/Bond	2.50	12/31/2020	780,000	782,346
United States Treasury Note/Bond	2.38	12/31/2020	602,000	602,494
United States Treasury Note/Bond	2.00	01/15/2021	180,000	179,002
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,120,762
United States Treasury Note/Bond	2.50	01/31/2021	740,000	742,544
United States Treasury Note/Bond	2.12	01/31/2021	306,000	304,960
United States Treasury Note/Bond	3.62	02/15/2021	680,000	696,283
United States Treasury Note/Bond	2.25	02/15/2021	525,000	524,426
United States Treasury Note/Bond	1.12	02/28/2021	970,000	948,668
United States Treasury Note/Bond	2.50	02/28/2021	775,000	777,997
United States Treasury Note/Bond	2.38	03/15/2021	110,000	110,185
United States Treasury Note/Bond	1.25	03/31/2021	340,000	333,280
United States Treasury Note/Bond	2.38	04/15/2021	1,150,000	1,152,021
United States Treasury Note/Bond	1.38	04/30/2021	970,000	952,267
United States Treasury Note/Bond	2.62	05/15/2021	1,140,000	1,147,971
United States Treasury Note/Bond	3.12	05/15/2021	970,000	986,520
United States Treasury Note/Bond	1.38	05/31/2021	411,000	403,213
United States Treasury Note/Bond	2.00	05/31/2021	319,000	317,118
United States Treasury Note/Bond	2.62	06/15/2021	1,350,000	1,360,600
United States Treasury Note/Bond	1.12	06/30/2021	83,000	80,980
The accompanying notes are an integral part of the financial statements.

54

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 18.65%
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,713,348
United States Treasury Note/Bond	1.12	07/31/2021	602,000	586,456
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,213,312
United States Treasury Note/Bond	2.12	08/15/2021	177,000	176,405
United States Treasury Note/Bond	2.00	08/31/2021	370,000	367,673
United States Treasury Note/Bond	1.12	08/31/2021	165,000	160,604
United States Treasury Note/Bond	2.75	09/15/2021	500,000	505,859
United States Treasury Note/Bond	2.12	09/30/2021	243,000	242,203
United States Treasury Note/Bond	1.12	09/30/2021	182,000	177,123
United States Treasury Note/Bond	2.88	10/15/2021	700,000	710,609
United States Treasury Note/Bond	1.25	10/31/2021	673,000	656,044
United States Treasury Note/Bond	2.00	10/31/2021	594,000	590,195
United States Treasury Note/Bond	2.00	11/15/2021	810,000	805,001
United States Treasury Note/Bond	2.88	11/15/2021	725,000	736,300
United States Treasury Note/Bond	8.00	11/15/2021	182,000	208,298
United States Treasury Note/Bond	1.75	11/30/2021	824,000	813,346
United States Treasury Note/Bond	1.88	11/30/2021	289,000	286,166
United States Treasury Note/Bond	2.62	12/15/2021	740,000	747,400
United States Treasury Note/Bond	2.00	12/31/2021	444,000	441,260
United States Treasury Note/Bond	2.12	12/31/2021	56,000	55,816
United States Treasury Note/Bond	2.50	01/15/2022	735,000	739,967
United States Treasury Note/Bond	1.50	01/31/2022	575,000	563,275
United States Treasury Note/Bond	1.88	01/31/2022	479,000	474,154
United States Treasury Note/Bond	2.50	02/15/2022	735,000	740,398
United States Treasury Note/Bond	2.00	02/15/2022	380,000	377,595
United States Treasury Note/Bond	1.75	02/28/2022	680,000	670,597
United States Treasury Note/Bond	1.88	02/28/2022	665,000	658,116
United States Treasury Note/Bond	2.38	03/15/2022	735,000	738,216
United States Treasury Note/Bond	1.88	03/31/2022	775,000	767,189
United States Treasury Note/Bond	1.75	03/31/2022	478,000	471,241
United States Treasury Note/Bond	1.88	04/30/2022	670,000	662,777
United States Treasury Note/Bond	1.75	04/30/2022	370,000	364,580
United States Treasury Note/Bond	1.75	05/15/2022	250,000	246,338
United States Treasury Note/Bond	1.75	05/31/2022	845,000	832,490
United States Treasury Note/Bond	1.88	05/31/2022	425,000	420,302
United States Treasury Note/Bond	1.75	06/30/2022	840,000	827,334
United States Treasury Note/Bond	2.12	06/30/2022	600,000	597,961
United States Treasury Note/Bond	1.88	07/31/2022	335,000	331,113
United States Treasury Note/Bond	2.00	07/31/2022	236,000	234,230
United States Treasury Note/Bond	1.62	08/31/2022	675,000	661,447
United States Treasury Note/Bond	1.88	08/31/2022	396,000	391,297
United States Treasury Note/Bond	1.88	09/30/2022	670,000	662,044
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,036,998
United States Treasury Note/Bond	2.00	10/31/2022	790,000	783,674
United States Treasury Note/Bond	2.00	11/30/2022	237,000	235,056

The accompanying notes are an integral part of the financial statements.

55

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 18.65%
United States Treasury Note/Bond	2.12	12/31/2022	1,104,000	1,099,472
United States Treasury Note/Bond	1.75	01/31/2023	1,730,000	1,699,117
United States Treasury Note/Bond	2.38	01/31/2023	680,000	683,453
United States Treasury Note/Bond	2.00	02/15/2023	762,000	755,303
United States Treasury Note/Bond	7.12	02/15/2023	125,000	147,471
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	1,014,492
United States Treasury Note/Bond	1.50	02/28/2023	1,000,000	972,500
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,161,590
United States Treasury Note/Bond	1.50	03/31/2023	550,000	534,488
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,529,590
United States Treasury Note/Bond	1.62	04/30/2023	1,133,000	1,105,826
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,706,355
United States Treasury Note/Bond	2.75	05/31/2023	900,000	918,176
United States Treasury Note/Bond	1.62	05/31/2023	641,000	625,326
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,218,703
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,071,193
United States Treasury Note/Bond	2.75	07/31/2023	710,000	724,838
United States Treasury Note/Bond	1.25	07/31/2023	38,000	36,450
United States Treasury Note/Bond	2.50	08/15/2023	724,000	731,749
United States Treasury Note/Bond	2.75	08/31/2023	730,000	745,627
United States Treasury Note/Bond	1.38	09/30/2023	2,500,000	2,407,325
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,067,950
United States Treasury Note/Bond	2.88	10/31/2023	760,000	780,781
United States Treasury Note/Bond	2.75	11/15/2023	1,411,000	1,441,811
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,131,023
United States Treasury Note/Bond	2.12	11/30/2023	182,000	181,012
United States Treasury Note/Bond	2.62	12/31/2023	800,000	813,594
United States Treasury Note/Bond	2.25	12/31/2023	519,000	518,980
United States Treasury Note/Bond	2.50	01/31/2024	795,000	804,254
United States Treasury Note/Bond	2.25	01/31/2024	679,000	678,947
United States Treasury Note/Bond	2.75	02/15/2024	625,000	639,331
United States Treasury Note/Bond	2.38	02/29/2024	1,100,000	1,107,176
United States Treasury Note/Bond	2.12	02/29/2024	598,000	594,473
United States Treasury Note/Bond	2.00	04/30/2024	640,000	632,150
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,053,967
United States Treasury Note/Bond	2.00	05/31/2024	1,145,000	1,130,777
United States Treasury Note/Bond	2.00	06/30/2024	690,000	680,944
United States Treasury Note/Bond	2.12	07/31/2024	690,000	685,041
United States Treasury Note/Bond	2.38	08/15/2024	1,276,000	1,282,430
United States Treasury Note/Bond	1.88	08/31/2024	855,000	838,034
United States Treasury Note/Bond	2.12	09/30/2024	680,000	674,687
United States Treasury Note/Bond	2.25	11/15/2024	1,069,000	1,066,912
United States Treasury Note/Bond	2.12	11/30/2024	595,000	590,026
United States Treasury Note/Bond	2.25	12/31/2024	565,000	563,941
United States Treasury Note/Bond	2.50	01/31/2025	560,000	566,453

The accompanying notes are an integral part of the financial statements.

56

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 18.65%
United States Treasury Note/Bond	2.00	02/15/2025	2,158,000	2,122,680
United States Treasury Note/Bond	2.75	02/28/2025	830,000	850,977
United States Treasury Note/Bond	2.62	03/31/2025	580,000	590,671
United States Treasury Note/Bond	2.88	04/30/2025	900,000	929,391
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	1,851,486
United States Treasury Note/Bond	2.88	05/31/2025	800,000	826,094
United States Treasury Note/Bond	2.75	06/30/2025	595,000	610,340
United States Treasury Note/Bond	2.88	07/31/2025	445,000	459,810
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,300,415
United States Treasury Note/Bond	2.75	08/31/2025	895,000	918,214
United States Treasury Note/Bond	3.00	09/30/2025	600,000	624,750
United States Treasury Note/Bond	3.00	10/31/2025	260,000	270,796
United States Treasury Note/Bond	2.25	11/15/2025	1,030,000	1,025,333
United States Treasury Note/Bond	2.88	11/30/2025	625,000	646,411
United States Treasury Note/Bond	2.25	03/31/2026	615,000	612,285
United States Treasury Note/Bond	2.00	11/15/2026	1,532,000	1,494,717
United States Treasury Note/Bond	2.25	02/15/2027	594,000	589,429
United States Treasury Note/Bond	6.62	02/15/2027	290,000	378,552
United States Treasury Note/Bond	2.38	05/15/2027	910,000	910,924
United States Treasury Note/Bond	2.25	08/15/2027	750,000	742,822
United States Treasury Note/Bond	2.25	11/15/2027	2,180,000	2,156,837
United States Treasury Note/Bond	2.75	02/15/2028	625,000	642,822
United States Treasury Note/Bond	2.88	05/15/2028	2,140,000	2,222,841
United States Treasury Note/Bond	2.88	08/15/2028	1,160,000	1,205,222
United States Treasury Note/Bond	5.50	08/15/2028	130,000	163,577
United States Treasury Note/Bond	5.25	11/15/2028	883,500	1,096,851
United States Treasury Note/Bond	3.12	11/15/2028	825,000	875,112
United States Treasury Note/Bond	2.62	02/15/2029	2,300,000	2,342,227
United States Treasury Note/Bond	5.25	02/15/2029	30,000	37,412
United States Treasury Note/Bond	6.12	08/15/2029	199,000	266,256
United States Treasury Note/Bond	5.38	02/15/2031	668,000	868,191
United States Treasury Note/Bond	4.50	02/15/2036	227,000	287,492
United States Treasury Note/Bond	5.00	05/15/2037	45,000	60,829
United States Treasury Note/Bond	4.38	02/15/2038	320,000	404,862
United States Treasury Note/Bond	4.50	05/15/2038	347,000	446,207
United States Treasury Note/Bond	4.25	05/15/2039	883,000	1,103,957
United States Treasury Note/Bond	4.50	08/15/2039	310,000	400,251
United States Treasury Note/Bond	4.38	11/15/2039	509,000	646,788
United States Treasury Note/Bond	4.62	02/15/2040	147,000	192,978
United States Treasury Note/Bond	4.38	05/15/2040	275,000	349,819
United States Treasury Note/Bond	4.25	11/15/2040	100,000	125,246
United States Treasury Note/Bond	3.12	11/15/2041	320,000	340,387
United States Treasury Note/Bond	3.12	02/15/2042	275,000	292,241
United States Treasury Note/Bond	3.00	05/15/2042	315,000	327,748
United States Treasury Note/Bond	2.75	08/15/2042	582,000	579,545

The accompanying notes are an integral part of the financial statements.

57

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
U.S. Treasury Obligations — 18.65%
United States Treasury Note/Bond	2.75	11/15/2042	625,000	621,899
United States Treasury Note/Bond	3.12	02/15/2043	160,000	169,531
United States Treasury Note/Bond	2.88	05/15/2043	744,000	755,422
United States Treasury Note/Bond	3.62	08/15/2043	24,000	27,574
United States Treasury Note/Bond	3.75	11/15/2043	531,000	622,494
United States Treasury Note/Bond	3.62	02/15/2044	744,000	855,862
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,603,865
United States Treasury Note/Bond	3.12	08/15/2044	607,000	643,396
United States Treasury Note/Bond	3.00	11/15/2044	1,275,000	1,322,115
United States Treasury Note/Bond	2.50	02/15/2045	1,238,000	1,168,072
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,476,418
United States Treasury Note/Bond	2.88	08/15/2045	362,000	366,822
United States Treasury Note/Bond	3.00	11/15/2045	1,005,000	1,043,002
United States Treasury Note/Bond	2.50	02/15/2046	953,000	896,304
United States Treasury Note/Bond	2.50	05/15/2046	946,000	889,129
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	901,528
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,147,074
United States Treasury Note/Bond	3.00	02/15/2047	1,000,000	1,037,695
United States Treasury Note/Bond	3.00	05/15/2047	575,000	595,889
United States Treasury Note/Bond	2.75	08/15/2047	440,000	433,727
United States Treasury Note/Bond	2.75	11/15/2047	680,000	670,198
United States Treasury Note/Bond	3.00	02/15/2048	800,000	827,719
United States Treasury Note/Bond	3.12	05/15/2048	675,000	715,737
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	1,790,820
United States Treasury Note/Bond	3.38	11/15/2048	370,000	411,784
United States Treasury Note/Bond	3.00	02/15/2049	250,000	259,023

Total U.S. Treasury Obligations (Cost $161,019,961)				160,654,736

SHORT-TERM INVESTMENTS — 2.86%
Money Market Fund — 2.86%
Goldman Sachs Financial Square
Government Fund - Institutional Shares	2.35[3]		24,658,200	24,658,200

Total Short-Term Investments (Cost $24,658,200)				24,658,200

Total Investments (Cost $894,077,773) — 102.23%				880,575,691

TBA SALES COMMITMENTS — (0.05%)
Mortgage-Backed Securities — (0.05%)
Fannie Mae Pool	2.50	05/01/2034	(50,000)	(49,671)
Fannie Mae Pool	5.50	04/01/2049	(100,000)	(106,766)
Fannie Mae Pool	3.00	04/01/2049	(150,000)	(149,354)
Fannie Mae Pool	3.00	05/01/2049	(50,000)	(49,729)
Freddie Mac Gold Pool	3.00	04/01/2049	(25,000)	(24,889)

The accompanying notes are an integral part of the financial statements.

58

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2019 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
TBA SALES COMMITMENTS — (0.05%)
Mortgage-Backed Securities — (0.05%)
Ginnie Mae I Pool	5.00	04/15/2049	(75,000)	(78,239)

Total TBA SALES COMMITMENTS (Proceeds $454,234)				(458,648)

Liabilities in excess of other assets — (2.18%)				$(18,761,984)

Net Assets — 100.00%				$861,355,059

[1]	Zero coupon bond.
[2]	TBA - To be announced.
[3]	Rate disclosed is the 7-day yield at March 31, 2019.
*	Non-income producing.
(a)

Variable rate investments. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Legend
LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

At March 31, 2019, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-Mini	06/18/19	23	$3,227,154	3,263,470	$36,316

					$36,316

The accompanying notes are an integral part of the financial statements.

59

VERPLANCK BALANCED FUND

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets
Investments, at value (Cost $894,077,773)	$880,575,691
Cash	64,620
Receivable for investments sold	6,141,795
Dividends and interest receivable	2,907,441
Deferred offering costs (Note 1)	82,372
Futures variation margin receivable	18,731
Deposits with brokers for open futures contracts	6,033
Prepaid expenses and other assets	21,175

Total assets	889,817,858

Liabilities
TBA sale commitments at value (Proceeds $454,234)	458,648
Payable for investments purchased	27,687,594
Payable for administration and accounting fees	132,925
Payable for audit fees	102,262
Payable to Investment Adviser	42,487
Payable for printing fees	20,357
Payable for transfer agent fees	4,870
Payable for legal fees	341
Payable for custodian fees	105
Payable for Trustees and Officers	27
Accrued expenses	13,183

Total liabilities	28,462,799

Net Assets	$861,355,059

Net Assets Consisted of:
Capital stock, $0.01 par value	$171,332
Paid-in capital	870,780,365
Total distributable earnings/(loss)	(9,596,638)

Net Assets	$861,355,059

Shares outstanding	8,566,582

Net asset value, offering and redemption price per share ($861,355,059 / 8,566,582 shares)	$100.55

The accompanying notes are an integral part of the financial statements.

60

VERPLANCK BALANCED FUND

Statement of Operations

For the Period Ended March 31, 2019

(Unaudited)

Investment Income
Interest	$5,444,461
Dividends	4,417,439
Less: foreign taxes withheld	(2,694)

Total investment income	9,859,206

Expenses
Advisory fees (Note 2)	246,884
Administration and accounting fees (Note 2)	123,718
Trustees’ and officers’ fees (Note 2)	70,648
Audit fees	67,262
Offering expenses	33,599
Printing and shareholder reporting fees	22,897
Custodian fees (Note 2)	20,384
Legal fees	17,000
Transfer agent fees (Note 2)	10,118
Other expenses	24,316

Total expenses	636,826

Net investment income	9,222,380

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(540,511)
Net realized gain from futures contracts*	121,385
Net change in unrealized appreciation/(depreciation) on investments	1,190,871
Net change in unrealized loss on TBA sale commitments	(7,603)
Net change in unrealized appreciation on futures contracts	36,316

Net realized and unrealized gain on investments	800,458

Net increase in net assets resulting from operations	$10,022,838

*	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

61

VERPLANCK BALANCED FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment income	$9,222,380	$1,493,135
Net realized loss from investments and future contracts	(419,126)	(269,292)
Net change in unrealized appreciation/(depreciation) on investments, future contracts and TBA sale commitments	1,219,584	128,233

Net increase in net assets resulting from operations	10,022,838	1,352,076

Distributions to Shareholders From (Note 1):
Total distributable earnings**	(6,153,555)	—

Decrease in Net Assets From Distributions to Shareholders	(6,153,555)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 5)	6,153,555	849,980,145

Total increase in net assets	10,022,838	851,332,221

Net assets
Beginning of period	851,332,221	—

End of period***	$861,355,059	$851,332,221

*	The Verplanck Balanced Fund commenced operations on August 28, 2018.
**

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 1. For the period ended September 30, 2018, distributions from net investment income and net realized gains were $0 and $0, respectively.

***

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 1. For the period ended September 30, 2018, end of year net assets included over distributed net investment income of $1,549,237.

The accompanying notes are an integral part of the financial statements.

62

VERPLANCK BALANCED FUND

Financial Highlights

Contained below is per share operating performance data for the Verplanck Balanced Fund, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period August 28, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$100.16		$100.00

Net investment income(1)	1.08		0.18
Net realized and unrealized gain/(loss) on investments	0.03		(0.02)

Net increase in net assets resulting from operations	1.11		0.16

Dividends and distributions to shareholders from:
Net investment income	(0.72)		—

Total dividends and distributions to shareholders	(0.72)		—

Net asset value, end of period	$100.55		$100.16

Total investment return(2)	1.16%		0.16%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$861,355		$851,332
Ratio of expenses to average net assets	0.15	%(3)	0.17	%(3)
Ratio of net investment income to average net assets	2.24	%(3)	2.00	%(3)
Portfolio turnover rate	24.60	%(4)	5.05	%(4)(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	Not annualized.
(5)	Portfolio turnover rate excludes securities received from a subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

63

VERPLANCK BALANCED FUND

Notes to Financial Statements

March 31, 2019

(Unaudited)

1. Organization and Significant Accounting Policies

Verplanck Balanced Fund, (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on August 28, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The sole owners of interests in the Fund will be the Power Authority of the State of New York Master Decommissioning Trust IP3 Unit Fund, the Entergy Nuclear Generation Company Master Decommissioning Trust Qualified Fund, and the Entergy Nuclear Palisades Master Decommissioning Trust Qualified Fund (the “Decommissioning Trusts”). The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

On August 28, 2018, the Fund, as the result of a reorganization, acquired substantially all of the assets of a privately offered common trust fund (“Predecessor Fund”) managed by Mellon Investments Corporation (f/k/a BNY Mellon Asset Management North America Corporation) (the “Adviser”), in exchange for shares of Verplanck. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund valued its securities pursuant to the Fund’s valuation procedures. The assets acquired were comprised of $815,927,402 of securities, $2,247,805 of interest receivable and $31,804,938 of cash. For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the Fund recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s unrealized depreciation at the time of reorganization (the Fund had no assets or liabilities prior to the reorganization) as follows:

Predecessor Fund net assets at time of reorganization	Predecessor Fund unrealized (depreciation) at time of reorganization	Net assets of the Fund immediately after reorganization
$849,980,145	$(14,817,997)	$849,980,145

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into

64

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service approved by the Board of Trustees which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 03/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Asset-Backed Securities	$2,426,096	$—	$2,426,096	$—
Common Stocks	440,821,643	440,821,643	—	—
Corporate Bonds and Notes	112,143,714	—	112,143,714	—
Foreign Government Bonds & Notes	7,083,688	—	7,083,688	—

65

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

	Total Value at 03/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$3,532,049	$—	$3,532,049	$—
Commercial Mortgage-Backed Securities	8,815,735	—	8,815,735	—
Mortgage-Backed Securities	116,029,046	—	116,029,046	—
U.S. Government Agency Obligations	4,410,784	—	4,410,784	—
U.S. Treasury Obligations	160,654,736	—	160,654,736	—
Short-Term Investments	24,658,200	24,658,200	—	—
Derivatives:
Equity Contracts
Futures Contracts	36,316	36,316	—	—

Total Assets	$880,612,007	$465,516,159	$415,095,848	$—

Liabilities
TBA Sale Commitments	$(458,648)	$—	$(458,648)	$—

Total Liabilities	$(458,648)	$—	$(458,648)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2019, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends

66

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. General expenses of the Trust are generally allocated to the Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of March 31, 2019, the remaining amount still to be amortized for the Fund was $82,372.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments on the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions on the Statement of Operations.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the six months ended March 31, 2019, the Verplanck Balanced Fund quarterly average volume of derivatives was as follows:

Long Futures Contracts (Notional)
$1,075,718

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (“Internal Revenue Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

67

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statements of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. Management has evaluated the implications of adopting these amendments and there is no significant impact on the financial statements and accompanying notes.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

TBA Purchase and Sale Commitments — The Fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the

68

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2019, no collateral was pledged by the Fund or counterparties for TBAs.

2. Transactions with Related Parties and Other Service Providers

Mellon Investments Corporation (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.12% (12 basis points) on the first $250 million average daily net assets of the Fund, 0.10% of the next $100 million average daily net assets of the Fund, and 0.02% on average daily net assets of the Fund in excess of $350 million.

For the six months ended March 31, 2019, the Adviser earned advisory fees of $246,884.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended March 31, 2019 was $19,044. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$17,440,631	$18,513,339
U.S. Government Securities	192,909,874	185,485,697

4. Capital Share Transactions

For the six months ended March 31, 2019 and for the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018*
	Shares	Amount	Shares	Amount
Verplanck Balanced Fund:
Sales	—	$—	8,499,801	$849,980,145
Reinvestments	66,781	6,153,555	—	—

Net increase	66,781	$6,153,555	8,499,801	$849,980,145

69

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2019

(Unaudited)

*	The Fund had a subscription in-kind due to a reorganization in the amount of $849,980,145 on August 28, 2018.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent difference as of September 30, 2018, primarily attributed to paydown loss reclass, was reclassified among following accounts:

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Verplanck Balanced Fund	$56,102	$(56,102)	$—

During the period from August 28, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings (deficit) on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Qualified Late-Year Losses
$(296,772)	$1,549,237	$—	$(14,718,386)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$894,077,773

Gross unrealized appreciation	23,295,094
Gross unrealized depreciation	(36,797,176)

Net unrealized depreciation	$(13,502,082)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

70

VERPLANCK BALANCED FUND

Notes to Financial Statements (Concluded)

March 31, 2019

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund had capital loss carryforwards of $296,772, of which $165,214 are long-term losses and $131,558 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

71

VERPLANCK BALANCED FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 741-5050 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission upon filing.

72

Investment Adviser

Mellon Investments Corporation

One Boston Place,

201 Washington Street,

Boston, MA 02108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

VBF-0319

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date    June 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date    June 3, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date    June 3, 2019

* Print the name and title of each signing officer under his or her signature.